UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22559

First Trust Exchange-Traded Fund IV
(Exact name of registrant as specified in charter)

Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

registrant’s telephone number, including area code: (630) 765-8000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

FIRST TRUST

First Trust Exchange-Traded Fund IV
--------------------------------------------------------------------------------

First Trust North American
Energy Infrastructure Fund
(EMLP)

First Trust EIP Carbon Impact
ETF (ECLN)

Annual Report
For the Period Ended
October 31, 2019

Energy Income Partners, LLC
---------------------------


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                      FIRST TRUST EXCHANGE-TRADED FUND IV
                                 ANNUAL REPORT
                                OCTOBER 31, 2019

Shareholder Letter...........................................................  1
Fund Performance Overview

Portfolio of Investments

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and/or Energy Income Partners, LLC ("EIP" or the
"Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk
Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the portfolio commentary from the portfolio management team of the
Funds, you may obtain an understanding of how the market environment affected each Fund's performance. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.


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SHAREHOLDER LETTER
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                      FIRST TRUST EXCHANGE-TRADED FUND IV
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                OCTOBER 31, 2019

Dear Shareholders:

First Trust is pleased to provide you with the annual report for the First Trust
North American Energy Infrastructure Fund and the First Trust EIP Carbon Impact
ETF (the "Funds"), which contains detailed information about the Funds for the period ended October 31, 2019, including a market overview and a performance analysis. We encourage you to read this report carefully and discuss it with your financial advisor. Please note that the First Trust EIP Carbon Impact ETF
("ECLN") was incepted in August 2019, and so the information in this letter prior to that date will not apply to this Fund.

One of our responsibilities as asset managers is to be good listeners. Perhaps the most effective way in which we do this continually is by paying close attention to mutual fund and exchange-traded fund (ETF) money flows. After all, investors vote with their dollars, and money flows provide valuable feedback with respect to their biases. Over the past 12 months, we have learned that investors, in general, have grown more risk-averse. For the 12-month period ended October 31, 2019, investors funneled an estimated net $359.56 billion into bond mutual funds and ETFs, while liquidating an estimated net $56.86 billion from equity mutual funds and ETFs, according to data from Morningstar. Over the same period, money market funds took in an estimated net $583.27 billion. Those figures were more balanced for the full-year 2018. Those estimated net flows were as follows: $94.42 billion (equity mutual funds & ETFs); $137.60 billion
(bond mutual funds & ETFs); and $161.60 billion (money market funds).

In addition to monitoring fund flows, we watch the performance of all the asset classes. Market returns can either help validate or invalidate our interpretation of money flows. As we noted above, we believe that investors have tempered their appetite for risk, and the returns on the major sectors that comprise the S&P 500(R) Index back it up. For the 12-month period ended October
31, 2019, as measured by total return, the top performers were Real Estate and
Utilities, up 26.72% and 23.71%, respectively, according to Bloomberg. The S&P
500(R) Index posted a total return of 14.33% for the period. These two sectors are defensive in nature. They also tend to distribute cash dividends that are often well above those sectors that are more cyclical in nature. The higher dividend distributions likely drew the attention of fixed-income investors dissatisfied with the current low-yield climate in the bond market, in our opinion.

The absence of a new trade deal between the U.S. and China has been a bit of a wet blanket on the global economy. Global growth projections have been trimmed over time by such organizations as the International Monetary Fund. The tariffs have been in play for 19 months and counting as of October 2019. While the lack of any significant progress in the negotiations between the U.S. and China is a concern, we believe a remedy will be found. Remember, as uncertain as things may appear in the current climate, investors with diversified investment portfolios were most likely rewarded over the past 12 months. Stay the course and stay engaged!

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the
Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1

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FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                     AVERAGE ANNUAL                          CUMULATIVE
                                                                      TOTAL RETURNS                         TOTAL RETURNS
                                            1 Year Ended   5 Years Ended   Inception (6/20/12)   5 Years Ended   Inception (6/20/12)
                                              10/31/19       10/31/19          to 10/31/19         10/31/19          to 10/31/19
FUND PERFORMANCE
NAV                                            14.22%          1.73%              6.76%              8.93%              61.88%
Market Price                                   14.37%          1.72%              6.76%              8.88%              61.91%

INDEX PERFORMANCE
Blended Benchmark(1)                            8.09%          1.23%              5.93%              6.29%              52.88%
S&P 500(R) Index                               14.33%         10.78%             13.92%             66.81%             161.10%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 6.)

-----------------------------

(1)   The Blended Benchmark consists of the following two indices: 50% of the
      PHLX Utility Sector Index which is a market capitalization weighted index composed of geographically diverse public U.S. utility stocks; and 50% of the Alerian MLP Total Return Index which is a float-adjusted, capitalization-weighted composite of the 50 most prominent energy Master
      Limited Partnerships (MLPs). Indices are unmanaged and an investor cannot invest directly in an index. All index returns assume that distributions are reinvested when they are received.


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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP) (CONTINUED)

-----------------------------------------------------------
                                      % OF TOTAL LONG-TERM
INDUSTRY CLASSIFICATION                    INVESTMENTS
-----------------------------------------------------------
Electric Power & Transmission                 39.48%
Natural Gas Transmission                      31.24
Petroleum Product Transmission                14.85
Crude Oil Transmission                        12.95
Coal                                           0.56
Other                                          0.92
                                             -------
     Total                                   100.00%
                                             =======

-----------------------------------------------------------
                                      % OF TOTAL LONG-TERM
TOP TEN HOLDINGS                           INVESTMENTS
-----------------------------------------------------------
TC Energy Corp.                                8.85%
Enterprise Products Partners, L.P.             7.46
Kinder Morgan, Inc.                            6.47
NextEra Energy, Inc.                           5.39
NextEra Energy Partners, L.P.                  4.76
Public Service Enterprise Group, Inc.          4.55
Enbridge, Inc.                                 4.21
TC Pipelines, L.P.                             4.14
Plains GP Holdings, L.P.                       3.95
Magellan Midstream Partners L.P.               3.74
                                             -------
     Total                                    53.52%
                                             =======


                   PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                        JUNE 20, 2012 - OCTOBER 31, 2019

            First Trust North American       Blended       S&P 500(R)
            Energy Infrastructure Fund      Benchmark        Index
6/20/12              $10,000                 $10,000        $10,000
10/31/12              10,690                  10,582         10,495
4/30/13               12,379                  12,241         12,008
10/31/13              12,138                  12,064         13,347
4/30/14               13,341                  13,381         14,463
10/31/14              14,861                  14,383         15,652
4/30/15               15,005                  13,803         16,341
10/31/15              12,793                  12,040         16,467
4/30/16               13,004                  12,531         16,538
10/31/16              14,330                  13,087         17,209
4/30/17               14,896                  14,126         19,501
10/31/17              14,768                  13,897         21,276
4/30/18               13,914                  13,586         22,089
10/31/18              14,171                  14,142         22,840
4/30/19               15,869                  15,241         25,068
10/31/19              16,188                  15,288         26,111


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH OCTOBER 31, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period November 1, 2014 through
October 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


                          NUMBER OF DAYS BID/ASK MIDPOINT               NUMBER OF DAYS BID/ASK MIDPOINT
                                    AT/ABOVE NAV                                   BELOW NAV
                      ----------------------------------------      ----------------------------------------
                      0.00%-     0.50%-     1.00%-                  0.00%-     0.50%-     1.00%-
FOR THE PERIOD        0.49%      0.99%      1.99%      >=2.00%      0.49%      0.99%      1.99%      >=2.00%
11/1/14 - 10/31/15     158          0          0          0           93          0          0          0
11/1/15 - 10/31/16     213          0          0          0           39          0          0          0
11/1/16 - 10/31/17     209          0          0          0           43          0          0          0
11/1/17 - 10/31/18     156          0          0          0           96          0          0          0
11/1/18 - 10/31/19     169          4          0          1           76          1          0          0


                                                                          Page 3


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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST EIP CARBON IMPACT ETF (ECLN)


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     CUMULATIVE
                                                                                                                    TOTAL RETURNS
                                                                                                                 Inception (8/19/19)
                                                                                                                     to 10/31/19
FUND PERFORMANCE
NAV                                                                                                                     3.04%
Market Price                                                                                                            3.09%

INDEX PERFORMANCE
PHLX Utility Sector Index                                                                                               4.89%
S&P 500(R) Index                                                                                                        4.24%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 6.)


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST EIP CARBON IMPACT ETF (ECLN) (CONTINUED)

-----------------------------------------------------------
                                      % OF TOTAL LONG-TERM
INDUSTRY CLASSIFICATION                    INVESTMENTS
-----------------------------------------------------------
Electric Power & Transmission                 77.40%
Natural Gas Transmission                      17.97
Other                                          4.63
                                             -------
     Total                                   100.00%
                                             =======

-----------------------------------------------------------
                                      % OF TOTAL LONG-TERM
TOP TEN HOLDINGS                           INVESTMENTS
-----------------------------------------------------------
NextEra Energy Partners, L.P.                  7.82%
Eversource Energy                              6.61
CMS Energy Corp.                               6.49
Xcel Energy, Inc.                              6.39
NextEra Energy, Inc.                           5.66
Alliant Energy Corp.                           5.34
TC Pipelines, L.P.                             4.98
WEC Energy Group, Inc.                         4.85
Sempra Energy                                  4.84
Fortis, Inc.                                   4.72
                                             -------
     Total                                    57.70%
                                             =======


                PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                    AUGUST 19, 2019 - OCTOBER 31, 2019

             First Trust EIP       PHLX Utility      S&P 500(R)
            Carbon Impact ETF      Sector Index        Index
8/19/19          $10,000             $10,000          $10,000
10/31/19          10,304              10,489           10,424


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH OCTOBER 31, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 20, 2019 (commencement of trading) through October 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


                          NUMBER OF DAYS BID/ASK MIDPOINT               NUMBER OF DAYS BID/ASK MIDPOINT
                                    AT/ABOVE NAV                                   BELOW NAV
                      ----------------------------------------      ----------------------------------------
                      0.00%-     0.50%-     1.00%-                  0.00%-     0.50%-     1.00%-
FOR THE PERIOD        0.49%      0.99%      1.99%      >=2.00%      0.49%      0.99%      1.99%      >=2.00%
8/20/19 - 10/31/19      27          0          0          0           25          0          0          0


                                                                          Page 5


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NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the periods indicated.

Each Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each
Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.


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PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                                 ANNUAL REPORT
                          OCTOBER 31, 2019 (UNAUDITED)

                                    ADVISOR

First Trust Advisors, L.P. ("First Trust") is the investment advisor to the
First Trust North American Energy Infrastructure Fund ("EMLP") and the First
Trust EIP Carbon Impact ETF ("ECLN") (each a "Fund"). First Trust is responsible for the ongoing monitoring of each Fund's investment portfolio, managing each
Fund's business affairs and providing certain administrative services necessary for the management of each Fund.

                                  SUB-ADVISOR

ENERGY INCOME PARTNERS, LLC

Energy Income Partners, LLC ("EIP or the "Sub-Advisor"), located in Westport,
CT, serves as the investment sub-advisor to the Funds. EIP was founded in 2003 and provides professional asset management services in the area of energy-related master limited partnerships ("MLPs") and other high-payout securities such as pipeline companies, power utilities, YieldCos, and energy infrastructure real estate investment trusts ("REITs"). EIP mainly focuses on investments in energy-related infrastructure assets such as pipelines, power transmission and distribution, petroleum storage and terminals that receive fee-based or regulated income from their corporate and individual customers. As of October 31, 2019, EIP had approximately $6.2 billion of assets under management or supervision. EIP advises two privately offered partnerships for
U.S. high net worth individuals and an open-end mutual fund. EIP also manages separately managed accounts and provides its model portfolio to unified managed accounts. Finally, in addition to the Funds, EIP serves as a sub-advisor to four closed-end management investment companies, a sleeve of an actively managed exchange-traded fund, a sleeve of a series of a variable insurance trust, and an open-end UCITS fund incorporated in Ireland. EIP is a registered investment advisor with the Securities and Exchange Commission.

                           PORTFOLIO MANAGEMENT TEAM

JAMES J. MURCHIE -- CO-PORTFOLIO MANAGER, FOUNDER, CEO AND PRINCIPAL OF ENERGY
   INCOME PARTNERS, LLC

EVA PAO -- CO-PORTFOLIO MANAGER AND PRINCIPAL OF ENERGY INCOME PARTNERS, LLC

JOHN TYSSELAND -- CO-PORTFOLIO MANAGER AND PRINCIPAL OF ENERGY INCOME
   PARTNERS, LLC

The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund.

                                   COMMENTARY

FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND

The Fund's investment objective is to seek total return. The Fund pursues its investment objective by investing, under normal market conditions, at least 80%
of its net assets (including investment borrowings) in equity securities of companies deemed by EIP to be engaged in the energy infrastructure sector. These companies principally include publicly traded master limited partnerships and limited liability companies taxed as partnerships ("MLPs"), MLP affiliates, pipeline companies, utilities, and other companies that derive the majority of their revenues from operating or providing services in support of infrastructure assets such as pipelines, power transmission and petroleum and natural gas storage in the petroleum, natural gas and power generation industries
(collectively, "Energy Infrastructure Companies"). The Fund will invest principally in Energy Infrastructure Companies. Under normal market conditions, the Fund will invest at least 80% of its net assets (including investment borrowings) in equity securities of companies headquartered or incorporated in the United States and Canada. There can be no assurance that the Fund's investment objective will be achieved. The Fund may not be appropriate for all investors.

MARKET RECAP

As measured by the Alerian MLP Total Return Index (the "MLP Index") and the PHLX
Utility Sector Index (the "UTY Index"), the total return for energy-related MLPs and utilities for the 12-month period ended October 31, 2019 was -6.36% and
23.81%, respectively. These figures are according to data collected from Alerian
Capital Management and Bloomberg. As measured by the S&P 500(R) Index (the
"Index"), the broader equity market over the same period returned 14.33%.

PERFORMANCE ANALYSIS

On a net asset value ("NAV") basis for the 12-month period ended October 31,
2019, the Fund provided a total return of 14.22%, including the reinvestment of dividends. This compares, according to collected data, to a total return of
8.09%(1) for the compounded average of the two indices (the "Blended Benchmark")
(-6.36% for the MLP Index and 23.81% for the UTY Index), and 14.33% for the S&P
500(R) Index.

-----------------------------

(1)   The total return is the monthly rebalanced return for the MLP Index and
      UTY Index.

                                                                          Page 7


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PORTFOLIO COMMENTARY (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                                 ANNUAL REPORT
                          OCTOBER 31, 2019 (UNAUDITED)

The Fund declared quarterly distributions during the fiscal year as follows:
$0.2910 per share in December 2018; $0.2195 per share in March 2019; $0.2188 per share in June 2019; and $0.2472 per share in September 2019.

The Fund's NAV total return of 14.22% outperformed the 8.09% average return of the Blended Benchmark. The Fund's outperformance was driven by overweight positions in pipeline C-Corporations ("C-Corps") and underweight positions in gathering and processing MLPs and a California Utility. The Blended Benchmark
does not have exposure to C-Corp pipeline companies while the Fund owns a broader universe of infrastructure companies that includes C-Corp pipeline companies, utilities, and MLPs. EIP believes the high payout ratio found in MLPs and other infrastructure investments is only suitable for a narrow set of long-lived assets that have stable non-cyclical cash flows, such as regulated pipelines or other infrastructure assets that are legal or natural monopolies.
Over the long term, EIP believes this approach leads to a portfolio of companies at the blue-chip end of the spectrum with less volatility and higher growth.

MARKET AND FUND OUTLOOK

Many of the assets held by MLPs were originally constructed decades ago by pipeline and power utilities. When the U.S. deregulated much of the energy industry, these utilities became cyclical commodity companies with too much debt and the resulting financial stress caused divestment of their pipeline assets to the MLP space that was trading at higher valuations. We believe the reverse trend is happening today. Corporate consolidations and simplifications are part of that trend. Corporate simplifications involving pipeline companies and their associated MLPs began late in 2014 and are continuing in 2019. These simplifications involve the acquisition of the subsidiary MLP by the C-Corp parent as well as MLPs choosing to become taxable corporations. In our opinion, we believe that this trend will likely continue following the Federal Energy
Regulatory Commission's Revised Policy Statement denying recovery of an Income
Tax Allowance (ITA) by most partnership-owned pipelines.

While MLPs represented a way for the industry to lower its cost of financing between 2004 through 2014, the severe correction in the price of crude oil in
2014 caused a collapse in MLP valuations as much of the MLP Index had become exposed to commodity prices between 2004 and 2014. MLP distribution cuts and even some bankruptcies followed. Over the last four and a half years, about 60%
of the MLPs in the MLP Index have cut or eliminated their dividends. Now, MLPs in the MLP Index trade at valuations that are about 40% lower than 2014, while, during that same time period, the valuation multiples of non-MLP energy infrastructure companies like utilities have risen. (Source: Alerian, Bloomberg
L.P., FactSet Research Systems Inc.) MLPs are now in many cases a higher-cost way of financing these industries; the reverse of the conditions that led to the growth of the asset class in the early part of the last decade. As a result, we are now witnessing the consolidation or simplification of corporate structures where the MLP sleeve of capital is being eliminated when it no longer reduces a company's cost of equity financing.

While some stand-alone pipeline companies are now seeking a lower cost of financing outside of the MLP structure, some cyclical companies continue to use the MLP structure to finance non-cyclical assets through sponsored entities. In most cases, these sponsored entities formed as MLPs still trade at higher multiples compared to companies in cyclical industries such as refining, oil and gas production, and petrochemicals. Therefore, some of these cyclical energy companies still have an opportunity to lower their financing costs by divesting stable assets such as pipelines and related storage facilities to an MLP subsidiary as a method to reduce the overall company's cost of equity financing.
Whether from the perspective of a diversified energy company seeking to lower its overall financing costs or the energy industry in its entirety, we believe it is fair to say that MLPs are created when they lower the cost of equity financing and eliminated when they do not.

Historically, the pipeline utility industry has moved in very long cycles and the cycle that saw most of U.S. pipeline assets move to the MLP space due to the
MLP being a superior financing tool is reversing. In our view, the investment merits of owning these assets (stable, slow-growing earnings with a high dividend payout ratio) have not changed. The Fund continues to seek to invest primarily in energy infrastructure companies including MLPs with mostly non-cyclical cash flows, investment-grade ratings, conservative balance sheets, modest and/or flexible organic growth commitments and liquidity on their revolving lines of credit. Non-cyclical cash flows are, in our opinion, a good fit with a steady anticipated dividend distribution that is meant to be most or all of an energy infrastructure company's free cash flow.


--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                                 ANNUAL REPORT
                          OCTOBER 31, 2019 (UNAUDITED)

FIRST TRUST EIP CARBON IMPACT ETF

The First Trust EIP Carbon Impact ETF's (the "Fund") inception date was August
19, 2019. The Fund's investment objective is to seek to achieve a competitive risk-adjusted total return balanced between dividends and capital appreciation.
The Fund pursues its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in equity securities of companies identified by EIP as having or seeking to have a positive carbon impact. EIP defines positive carbon impact companies as companies that reduce, have a publicly available plan to reduce, or enable the reduction of carbon and other greenhouse gas ("GHG") emissions from the production, transportation, conversion, storage and use of energy. The Fund's investments will be concentrated in the industries constituting the energy infrastructure sector. These companies principally include: utilities; natural gas pipeline companies; manufacturers, contracted developers and/or owners of renewable energy; and other companies that derive the majority of their earnings from manufacturing, operating or providing services in support of infrastructure assets and/or infrastructure activities such as renewable energy equipment, energy storage, carbon capture and sequestration, fugitive methane abatement and energy transmission and distribution equipment. The Fund will generally not invest in companies comprising the following industries: coal production, oil exploration and production, or crude oil storage, transportation and delivery.
The Fund's portfolio will be principally composed of equity securities, including common stock, depositary receipts, and units issued by master limited partnerships ("MLPs"). Such securities may be issued by small, mid and large capitalization companies operating in developed market countries.

MARKET RECAP

As measured by the S&P 500(R) Index (the "Index") and the PHLX Utility Sector
Index (the "UTY Index"), the total return for the financial period from the
Fund's inception date of August 19, 2019 to October 31, 2019 was 4.24% and
4.89%, respectively. These figures are according to data collected from
Bloomberg.

PERFORMANCE ANALYSIS

On a net asset value ("NAV") basis for the financial period from the Fund's inception date of August 19, 2019 to October 31, 2019, the Fund provided a total return of 3.04%, including the reinvestment of dividends. Since inception, the
Fund's NAV total return of 3.04% underperformed the Index by 120 basis points
("bps") and the UTY Index by 185 bps.

The Fund did not declare quarterly distributions during the fiscal period.

Underperformance of the Fund relative to the UTY was partially driven by overweight positions in an offshore wind developer and two Canadian Utilities that underperformed the UTY. This underperformance was partially offset by our overweight positions in a large renewable developer that outperformed the UTY and an underweight position in a regulated utility that purchased non-regulated assets during the period that underperformed the UTY. Installation of cheaper renewable sources, smart meters and other technology is driving down costs and environmental impact while improving system reliability. We believe these trends will drive rate-base growth for regulated utilities that should also have a positive carbon impact.

MARKET AND FUND OUTLOOK

Growth in earnings per share for regulated utilities is primarily driven by new investment in the regulatory asset base. A transformation to cheaper and cleaner electric power is allowing these investments to be made without immediate upward pressure on customer bills. This trend began a decade ago when fuel costs, which flow directly to customer bills, followed the decline in natural gas and coal prices. Today, this favorable trend is being extended with the deployment of increasingly low-cost renewable sources, technologies like automated meters which require fewer field personnel and upgrades to the grid which pay back through reduced bottlenecks, improved reliability and efficiencies that drive down the delivered cost per kilowatt-hour. Cost reduction is key to regulated utilities being able to invest capital to grow their earnings. From EIP research, over the last decade, the Levelized Cost of Energy (LCOE), the total life-cycle cost of generating electricity with a given technology, of renewables has fallen significantly. This has prompted many utilities to incorporate more wind and solar in their future resource plans. As investors, we want to own the lowest cost way of shipping the lowest cost forms of energy, so we care about the true cost of each form of power generation without subsidies and with the cost of externalities, both positive and negative. We believe these trends will drive rate-base growth for regulated utilities that should also have a positive carbon impact.

                                                                          Page 9


FIRST TRUST EXCHANGE-TRADED FUND IV

UNDERSTANDING YOUR FUND EXPENSES
OCTOBER 31, 2019 (UNAUDITED)

As a shareholder of First Trust North American Energy Infrastructure Fund or
First Trust EIP Carbon Impact ETF (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other
Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (or inception) and held through the six-month (or shorter) period ended
October 31, 2019.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


-----------------------------------------------------------------------------------------------------------------------------
                                                                                         ANNUALIZED
                                                                                       EXPENSE RATIO        EXPENSES PAID
                                                 BEGINNING              ENDING          BASED ON THE          DURING THE
                                               ACCOUNT VALUE        ACCOUNT VALUE        SIX-MONTH            SIX-MONTH
                                                MAY 1, 2019        OCTOBER 31, 2019        PERIOD             PERIOD (a)
-----------------------------------------------------------------------------------------------------------------------------
FIRST TRUST NORTH AMERICAN ENERGY
   INFRASTRUCTURE FUND (EMLP)
Actual                                           $1,000.00            $1,020.10            0.95%                $4.84
Hypothetical (5% return before expenses)         $1,000.00            $1,020.42            0.95%                $4.84



-----------------------------------------------------------------------------------------------------------------------------
                                                                                         ANNUALIZED         EXPENSES PAID
                                                                                       EXPENSE RATIO      DURING THE PERIOD
                                                 BEGINNING              ENDING          BASED ON THE     AUGUST 19, 2019 (b)
                                               ACCOUNT VALUE        ACCOUNT VALUE      NUMBER OF DAYS             TO
                                            AUGUST 19, 2019 (b)    OCTOBER 31, 2019    IN THE PERIOD     OCTOBER 31, 2019 (c)
-----------------------------------------------------------------------------------------------------------------------------
FIRST TRUST EIP CARBON IMPACT ETF (ECLN)
Actual                                           $1,000.00            $1,030.40            0.95%                $1.93
Hypothetical (5% return before expenses)         $1,000.00            $1,020.42            0.95%                $4.84


(a)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (May 1, 2019 through October 31, 2019), multiplied by 184/365 (to reflect the six-month period).

(b)   Inception date.

(c)   Actual expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (August
      19, 2019 through October 31, 2019), multiplied by 74/365. Hypothetical expenses are assumed for the most recent six-month period.


FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2019

SHARES       DESCRIPTION                          VALUE
------------------------------------------------------------
             COMMON STOCKS -- 63.6%
             ELECTRIC UTILITIES -- 22.4%
    864,814  Alliant Energy Corp.             $   46,129,179
    670,906  American Electric Power Co., Inc.    63,326,817
    292,269  Duke Energy Corp.                    27,549,276
    599,865  Emera, Inc. (CAD)                    24,835,349
    570,401  Eversource Energy                    47,765,380
  1,640,104  Exelon Corp.                         74,608,331
  1,010,314  Fortis, Inc. (CAD)                   41,974,324
     91,162  Hydro One Ltd. (CAD) (a)              1,695,055
    244,754  IDACORP, Inc.                        26,340,425
    557,994  NextEra Energy, Inc.                132,992,290
  1,520,348  PPL Corp.                            50,916,455
      5,671  Southern (The) Co.                      355,345
    579,095  Xcel Energy, Inc.                    36,778,323
                                              --------------
                                                 575,266,549
                                              --------------
             EQUITY REAL ESTATE INVESTMENT
                TRUSTS -- 0.5%
    238,412  CorEnergy Infrastructure Trust,
                Inc.                              11,484,306
                                              --------------
             GAS UTILITIES -- 1.9%
    183,235  Atmos Energy Corp.                   20,610,273
     15,156  Chesapeake Utilities Corp.            1,436,789
    580,455  New Jersey Resources Corp.           25,307,838
                                              --------------
                                                  47,354,900
                                              --------------
             MULTI-UTILITIES -- 11.7%
    731,247  ATCO Ltd., Class I (CAD)             25,705,517
  1,052,683  Canadian Utilities Ltd.,
                Class A (CAD)                     30,698,925
    805,490  CMS Energy Corp.                     51,486,921
    156,619  Dominion Energy, Inc.                12,928,899
  1,771,704  Public Service Enterprise Group,
                Inc.                             112,166,580
    142,379  Sempra Energy                        20,575,189
    505,686  WEC Energy Group, Inc.               47,736,758
                                              --------------
                                                 301,298,789
                                              --------------
             OIL, GAS & CONSUMABLE FUELS
                -- 26.8%
   2,849,016 Enbridge, Inc.                      103,732,672
   1,437,876 Equitrans Midstream Corp.            20,015,234
   1,411,854 Inter Pipeline Ltd. (CAD)            23,700,624
   1,350,284 Keyera Corp. (CAD)                   31,299,196
   7,985,435 Kinder Morgan, Inc.                 159,548,991
     781,653 ONEOK, Inc.                          54,582,829
   4,335,614 TC Energy Corp.                     218,211,453
   3,403,003 Williams (The) Cos., Inc.            75,920,997
                                              --------------
                                                 687,011,996
                                              --------------
             WATER UTILITIES -- 0.3%
     64,602  American Water Works Co., Inc.        7,963,488
                                              --------------
             TOTAL COMMON STOCKS -- 63.6%      1,630,380,028
             (Cost $1,350,456,825)            --------------

SHARES       DESCRIPTION                          VALUE
------------------------------------------------------------
             MASTER LIMITED PARTNERSHIPS
                -- 32.5%
             CHEMICALS -- 0.1%
    144,042  Westlake Chemical Partners, L.P. $    3,304,323
                                              --------------
             INDEPENDENT POWER AND
                RENEWABLE ELECTRICITY
                PRODUCERS -- 4.6%
  2,226,011  NextEra Energy Partners, L.P. (b)   117,310,780
                                              --------------
             OIL, GAS & CONSUMABLE FUELS
                -- 27.8%
  1,213,461  Alliance Resource Partners, L.P.     13,833,456
    932,393  BP Midstream Partners, L.P.          13,752,797
  5,982,643  Energy Transfer, L.P.                75,321,475
  7,061,677  Enterprise Products Partners,
                L.P.                             183,815,452
  1,552,864  Holly Energy Partners, L.P.          35,482,943
  1,480,202  Magellan Midstream Partners,
                L.P.                              92,246,189
    777,114  MPLX, L.P.                           20,492,496
    827,863  Phillips 66 Partners, L.P.           46,269,263
  5,251,765  Plains GP Holdings L.P.,
                Class A (b)                       97,472,758
    670,790  Shell Midstream Partners, L.P.       13,764,611
  1,065,165  Tallgrass Energy, L.P.,
                Class A (b)                       19,875,979
  2,577,886  TC PipeLines, L.P.                  102,135,843
                                              --------------
                                                 714,463,262
                                              --------------
             TOTAL MASTER LIMITED
                PARTNERSHIPS -- 32.5%            835,078,365
             (Cost $811,354,057)              --------------

             MONEY MARKET FUNDS -- 6.3%
162,581,684  Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 1.68% (c)                162,581,684
             (Cost $162,581,684)              --------------

             TOTAL INVESTMENTS -- 102.4%       2,628,040,077
             (Cost $2,324,392,566) (d)
             NET OTHER ASSETS AND
                LIABILITIES -- (2.4)%            (62,680,054)
                                              --------------
             NET ASSETS -- 100.0%             $2,565,360,023
                                              ==============

(a)   This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(b)   This security is taxed as a "C" corporation for federal income tax purposes.

(c)   Rate shown reflects yield as of October 31, 2019.

                        See Notes to Financial Statements                Page 11


FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019

(d)   Aggregate cost for federal income tax purposes is $2,331,373,653. As of
      October 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was
      $374,120,200 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was
      $77,453,776. The net unrealized appreciation was $296,666,424.

Currency Abbreviations:
CAD - Canadian Dollar

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31,
2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                      LEVEL 2        LEVEL 3
                       LEVEL 1      SIGNIFICANT    SIGNIFICANT
                        QUOTED       OBSERVABLE   UNOBSERVABLE
                        PRICES         INPUTS        INPUTS
                    -------------------------------------------
Common Stocks*      $1,630,380,028  $         --  $          --
Master Limited
   Partnerships*       835,078,365            --             --
Money Market
   Funds               162,581,684            --             --
                    -------------------------------------------
Total Investments   $2,628,040,077  $         --  $          --
                    ===========================================

* See Portfolio of Investments for industry breakout.

Page 12                 See Notes to Financial Statements


FIRST TRUST EIP CARBON IMPACT ETF (ECLN)

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2019

SHARES       DESCRIPTION                          VALUE
------------------------------------------------------------
             COMMON STOCKS -- 79.0%
             ELECTRIC UTILITIES -- 46.2%
      1,932  Alliant Energy Corp.             $      103,053
        552  American Electric Power Co., Inc.        52,103
        824  Edison International                     51,830
      1,408  Emera, Inc. (CAD)                        58,293
      2,880  Enel S.p.A., ADR                         22,262
      1,524  Eversource Energy                       127,620
        792  Exelon Corp.                             36,028
      2,194  Fortis, Inc. (CAD)                       91,152
        486  Iberdrola S.A., ADR                      20,013
        554  IDACORP, Inc.                            59,622
        458  NextEra Energy, Inc.                    109,160
        396  Orsted A/S (DKK) (a)                     34,736
      2,038  PPL Corp.                                68,253
      1,940  Xcel Energy, Inc.                       123,209
                                              --------------
                                                     957,334
                                              --------------
             GAS UTILITIES -- 5.8%
        450  Atmos Energy Corp.                       50,616
      1,106  New Jersey Resources Corp.               48,222
        218  ONE Gas, Inc.                            20,239
                                              --------------
                                                     119,077
                                              --------------
             INDEPENDENT POWER AND
                RENEWABLE ELECTRICITY
                PRODUCERS -- 1.1%
      1,952  EDP Renovaveis S.A. (EUR)                22,250
                                              --------------
             MULTI-UTILITIES -- 19.3%
      1,958  CMS Energy Corp.                        125,155
        190  National Grid PLC, ADR                   11,090
      1,204  Public Service Enterprise Group,
                Inc.                                  76,225
        646  Sempra Energy                            93,354
        992  WEC Energy Group, Inc.                   93,645
                                              --------------
                                                     399,469
                                              --------------
             OIL, GAS & CONSUMABLE FUELS
                -- 2.3%
        164  Cheniere Energy, Inc. (b)                10,094
      1,716  Williams (The) Cos., Inc.                38,284
                                              --------------
                                                      48,378
                                              --------------
             WATER UTILITIES -- 4.3%
        724  American Water Works Co., Inc.           89,247
                                              --------------
             TOTAL COMMON STOCKS -- 79.0%          1,635,755
             (Cost $1,600,112)                --------------

  SHARES/
   UNITS     DESCRIPTION                          VALUE
------------------------------------------------------------
             MASTER LIMITED PARTNERSHIPS
                -- 14.2%
             INDEPENDENT POWER AND
                RENEWABLE ELECTRICITY
                PRODUCERS -- 9.6%
      1,100  Brookfield Renewable Partners,
                L.P. (CAD)                    $       46,803
      2,862  NextEra Energy Partners, L.P. (c)       150,827
                                              --------------
                                                     197,630
                                              --------------
             OIL, GAS & CONSUMABLE FUELS
                -- 4.6%
      2,424  TC PipeLines, L.P.                       96,039
                                              --------------
             TOTAL MASTER LIMITED
                PARTNERSHIPS -- 14.2%                293,669
             (Cost $272,127)                  --------------

             MONEY MARKET FUNDS -- 6.8%
    120,872  Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 1.68% (d)                    120,872
     19,571  JPMorgan 100% U.S. Treasury
                Securities Money Market - Fund
                Institutional Class
                - 1.62% (d)                           19,571
                                              --------------
             TOTAL MONEY MARKET FUNDS
                -- 6.8%                              140,443
             (Cost $140,443)                  --------------

             TOTAL INVESTMENTS -- 100.0%           2,069,867
             (Cost $2,012,682) (e)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.0%                      476
                                              --------------
             NET ASSETS -- 100.0%             $    2,070,343
                                              ==============

(a)   This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(b)   Non-income producing security.

(c)   This security is taxed as a "C" corporation for federal income tax purposes.

(d)   Rate shown reflects yield as of October 31, 2019.

(e)   Aggregate cost for federal income tax purposes is $2,012,167. As of
      October 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was
      $77,750 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was
      $20,050. The net unrealized appreciation was $57,700.

ADR   - American Depositary Receipt

                        See Notes to Financial Statements                Page 13


FIRST TRUST EIP CARBON IMPACT ETF (ECLN)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019

Currency Abbreviations:
CAD - Canadian Dollar
DKK - Danish Krone
EUR - Euro

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31,
2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                      LEVEL 2        LEVEL 3
                       LEVEL 1      SIGNIFICANT    SIGNIFICANT
                        QUOTED       OBSERVABLE   UNOBSERVABLE
                        PRICES         INPUTS        INPUTS
                    -------------------------------------------
Common Stocks*      $    1,635,755  $         --  $          --
Master Limited
   Partnerships*           293,669            --             --
Money Market
   Funds                   140,443            --             --
                    -------------------------------------------
Total Investments   $    2,069,867  $         --  $          --
                    ===========================================

* See Portfolio of Investments for industry breakout.

Page 14                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND IV

STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2019


                                                                             FIRST TRUST NORTH             FIRST TRUST
                                                                              AMERICAN ENERGY              EIP CARBON
                                                                            INFRASTRUCTURE FUND            IMPACT ETF
                                                                                  (EMLP)                     (ECLN)
                                                                           ---------------------      ---------------------
ASSETS:
Investments, at value..................................................      $   2,628,040,077          $       2,069,867
Cash...................................................................              1,981,339                         --
Foreign currency, at value.............................................                      1                         --
Receivables:
   Investment securities sold..........................................             19,005,553                         --
   Dividends...........................................................             12,543,442                      2,149
   Capital shares sold.................................................              3,724,930                         --
                                                                             -----------------          -----------------
      Total Assets.....................................................          2,665,295,342                  2,072,016
                                                                             -----------------          -----------------
LIABILITIES:
Payables:
   Investment securities purchased.....................................             97,862,956                         --
   Investment advisory fees............................................              2,072,363                      1,673
                                                                             -----------------          -----------------
      Total Liabilities................................................             99,935,319                      1,673
                                                                             -----------------          -----------------
NET ASSETS.............................................................      $   2,565,360,023          $       2,070,343
                                                                             =================          =================
NET ASSETS CONSIST OF:
Paid-in capital........................................................      $   2,470,535,724          $       2,008,968
Par value..............................................................              1,033,050                      1,000
Accumulated distributable earnings (loss)..............................             93,791,249                     60,375
                                                                             -----------------          -----------------
NET ASSETS.............................................................      $   2,565,360,023          $       2,070,343
                                                                             =================          =================
NET ASSET VALUE, per share.............................................      $           24.83          $           20.70
                                                                             =================          =================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..............................            103,305,000                    100,002
                                                                             =================          =================
Investments, at cost...................................................      $   2,324,392,566          $       2,012,682
                                                                             =================          =================
Foreign currency, at cost (proceeds)...................................      $               1          $              --
                                                                             =================          =================


                        See Notes to Financial Statements                Page 15


FIRST TRUST EXCHANGE-TRADED FUND IV

STATEMENTS OF OPERATIONS


                                                                             FIRST TRUST NORTH             FIRST TRUST
                                                                              AMERICAN ENERGY              EIP CARBON
                                                                            INFRASTRUCTURE FUND            IMPACT ETF
                                                                                  (EMLP)                     (ECLN)
                                                                           ---------------------      ---------------------
                                                                                YEAR ENDED                PERIOD ENDED
                                                                                10/31/2019               10/31/2019 (a)
                                                                             -----------------          -----------------
INVESTMENT INCOME:
Dividends..............................................................      $      62,368,279          $           8,939
Foreign withholding tax................................................             (3,294,605)                      (151)
                                                                             -----------------          -----------------
   Total investment income.............................................             59,073,674                      8,788
                                                                             -----------------          -----------------
EXPENSES:
Investment advisory fees...............................................             22,731,027                      3,918
                                                                             -----------------          -----------------
   Total expenses......................................................             22,731,027                      3,918
                                                                             -----------------          -----------------
NET INVESTMENT INCOME (LOSS)...........................................             36,342,647                      4,870
                                                                             -----------------          -----------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................            (87,159,319)                    (1,204)
   In-kind redemptions.................................................             35,714,648                         --
   Foreign currency transactions.......................................               (341,951)                      (476)
                                                                             -----------------          -----------------
Net realized gain (loss)...............................................            (51,786,622)                    (1,680)
                                                                             -----------------          -----------------
Net change in unrealized appreciation (depreciation) on:
   Investments.........................................................            317,830,143                     57,185
   Foreign currency translation........................................                    370                         --
                                                                             -----------------          -----------------
Net change in unrealized appreciation (depreciation)...................            317,830,513                     57,185
                                                                             -----------------          -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................            266,043,891                     55,505
                                                                             -----------------          -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................      $     302,386,538          $          60,375
                                                                             =================          =================


(a)   Inception date is August 19, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

Page 16                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND IV

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               FIRST TRUST NORTH                  FIRST TRUST
                                                                                AMERICAN ENERGY                   EIP CARBON
                                                                              INFRASTRUCTURE FUND                 IMPACT ETF
                                                                                     (EMLP)                         (ECLN)
                                                                     --------------------------------------    -----------------
                                                                        YEAR ENDED           YEAR ENDED          PERIOD ENDED
                                                                        10/31/2019           10/31/2018         10/31/2019 (a)
                                                                     -----------------    -----------------    -----------------
OPERATIONS:
Net investment income (loss)...................................      $      36,342,647    $      30,933,982    $           4,870
Net realized gain (loss).......................................            (51,786,622)          24,990,313               (1,680)
Net change in unrealized appreciation (depreciation)...........            317,830,513         (153,746,567)              57,185
                                                                     -----------------    -----------------    -----------------
Net increase (decrease) in net assets resulting
   from operations.............................................            302,386,538          (97,822,272)              60,375
                                                                     -----------------    -----------------    -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations..........................................            (28,709,335)         (42,353,642)                  --
Return of capital..............................................            (67,709,012)         (45,995,871)                  --
                                                                     -----------------    -----------------    -----------------
Total distributions to shareholders............................            (96,418,347)         (88,349,513)                  --
                                                                     -----------------    -----------------    -----------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold......................................            392,227,615          587,184,789            2,009,968
Cost of shares redeemed........................................           (150,641,145)        (194,184,205)                  --
                                                                     -----------------    -----------------    -----------------
Net increase (decrease) in net assets resulting
   from shareholder transactions...............................            241,586,470          393,000,584            2,009,968
                                                                     -----------------    -----------------    -----------------
Total increase (decrease) in net assets........................            447,554,661          206,828,799            2,070,343

NET ASSETS:
Beginning of period............................................          2,117,805,362        1,910,976,563                   --
                                                                     -----------------    -----------------    -----------------
End of period..................................................      $   2,565,360,023    $   2,117,805,362    $       2,070,343
                                                                     =================    =================    =================
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period........................             93,555,000           77,855,000                   --
Shares sold....................................................             16,250,000           24,150,000              100,002
Shares redeemed................................................             (6,500,000)          (8,450,000)                  --
                                                                     -----------------    -----------------    -----------------
Shares outstanding, end of period..............................            103,305,000           93,555,000              100,002
                                                                     =================    =================    =================


(a)   Inception date is August 19, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

                        See Notes to Financial Statements                Page 17


FIRST TRUST EXCHANGE-TRADED FUND IV

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)

                                                                     YEAR ENDED OCTOBER 31,
                                            ------------------------------------------------------------------------
                                                2019           2018           2017           2016           2015
                                            ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period         $    22.64     $    24.55     $    24.76     $    23.03     $    27.72
                                             ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       0.36           0.35           0.44           0.30           0.39
Net realized and unrealized gain (loss)            2.81          (1.33)          0.32           2.37          (4.18)
                                             ----------     ----------     ----------     ----------     ----------
Total from investment operations                   3.17          (0.98)          0.76           2.67          (3.79)
                                             ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                             (0.29)         (0.45)         (0.48)         (0.30)         (0.90)
Return of capital                                 (0.69)         (0.48)         (0.49)         (0.64)            --
                                             ----------     ----------     ----------     ----------     ----------
Total distributions                               (0.98)         (0.93)         (0.97)         (0.94)         (0.90)
                                             ----------     ----------     ----------     ----------     ----------
Net asset value, end of period               $    24.83     $    22.64     $    24.55     $    24.76     $    23.03
                                             ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                                  14.22%         (4.03)%         3.06%         12.01%        (13.92)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)         $2,565,360     $2,117,805     $1,910,977     $1,379,029     $  952,609
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                      0.95%          0.95%          0.95%          0.95%          0.95%
Ratio of net investment income (loss) to
   average net assets                              1.52%          1.40%          1.59%          1.44%          1.47%
Portfolio turnover rate (b)                          33%            35%            24%            40%            34%



FIRST TRUST EIP CARBON IMPACT ETF (ECLN)

                                            PERIOD ENDED
                                           10/31/2019 (c)
                                            ------------
Net asset value, beginning of period         $    20.09
                                             ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       0.05
Net realized and unrealized gain (loss)            0.56
                                             ----------
Total from investment operations                   0.61
                                             ----------
Net asset value, end of period               $    20.70
                                             ==========
TOTAL RETURN (a)                                   3.04%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)         $    2,070
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                      0.95% (d)
Ratio of net investment income (loss) to
   average net assets                              1.18% (d)
Portfolio turnover rate (b)                           3%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(c)   Inception date is August 19, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(d)   Annualized.

Page 18                 See Notes to Financial Statements


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                                OCTOBER 31, 2019

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15,
2010, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of nine funds that are offering shares. This report covers the two funds listed below. The shares of each fund are listed and traded on the NYSE Arca, Inc. ("NYSE Arca").

    First Trust North American Energy Infrastructure Fund - (NYSE Arca ticker
       "EMLP")
    First Trust EIP Carbon Impact ETF - (NYSE Arca ticker "ECLN")(1)

(1)   ECLN commenced operations on August 19, 2019.

Each fund represents a separate series of shares of beneficial interest in the
Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Each Fund's Creation Units are generally issued and redeemed in-kind for securities in which the Fund invests and, in certain circumstances, for cash, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Except when aggregated in
Creation Units, each Fund's shares are not redeemable securities.

Each Fund is an actively managed exchange-traded fund. EMLP's investment objective is to seek total return. EMLP will invest, under normal market conditions, at least 80% of its net assets (including investment borrowings) in equity securities of companies deemed by Energy Income Partners ("EIP" or the
"Sub-Advisor") to be engaged in the energy infrastructure sector, which principally include publicly-traded master limited partnerships and limited liability companies taxed as partnerships ("MLPs"), MLP affiliates, pipeline companies, utilities, and other companies that derive the majority of their revenues from operating or providing services in support of infrastructure assets such as pipelines, power transmission and petroleum and natural gas storage in the petroleum, natural gas and power generation industries
(collectively, "Energy Infrastructure Companies"). In addition, under normal market conditions, the Fund will invest at least 80% of its net assets
(including investment borrowings) in equity securities of companies headquartered or incorporated in the United States and Canada. ECLN's investment objective is to seek to achieve a competitive risk-adjusted total return balanced between dividends and capital appreciation. ECLN will invest, under normal market conditions, at least 80% of its net assets (including investment borrowings) in equity securities of companies identified by EIP as having or seeking to have a positive carbon impact, defined as companies that reduce, have a publicly available plan to reduce, or enable the reduction of carbon and other greenhouse gas emissions from the production, transportation, conversion, storage and use of energy. ECLN's investments will be concentrated in the industries constituting the energy infrastructure sector, which principally include utilities, natural gas pipeline companies, manufacturers, contracted developers and/or owners of renewable energy, and other companies that derive the majority of their earnings from manufacturing, operating or providing services in support of infrastructure assets and/or infrastructure activities such as renewable energy equipment, energy storage, carbon capture and sequestration, fugitive methane abatement and energy transmission and distribution equipment.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board ("FASB")
Accounting Standards Codification ("ASC") Topic 946, "Financial
Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America
("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the
New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the
NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities.
Each Fund's NAV is calculated by dividing the value of all assets of each Fund
(including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

                                                                         Page 19


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                                OCTOBER 31, 2019

Each Fund's investments are valued daily at market value or, in the absence of the market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds'
investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"),
in accordance with valuation procedures adopted by the Trust's Board of
Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks, MLPs and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the
      London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9)    the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1)    the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund or exchange-traded fund trading of similar securities;

      4)    foreign currency exchange activity;

      5)    the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8)    whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                                OCTOBER 31, 2019

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of October 31, 2019, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Distributions received from a Fund's investments in MLPs generally are comprised of return of capital and investment income. A Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

C. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into
U.S. dollars at the exchange rates prevailing at the end of the period.
Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in
"Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments"
on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and is included in "Net realized gain (loss) on foreign currency transactions" on the Statements of
Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in "Net realized gain (loss) on investments" on the Statements of Operations.

D. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

                                                                         Page 21


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                                OCTOBER 31, 2019

The tax character of distributions paid by each Fund during the fiscal period ended October 31, 2019 was as follows:


                                                                    Distributions      Distributions       Distributions
                                                                      paid from          paid from           paid from
                                                                   Ordinary Income     Capital Gains     Return of Capital
                                                                   ---------------     -------------     -----------------
First Trust North American Energy Infrastructure Fund              $    28,709,335     $          --     $      67,709,012
First Trust EIP Carbon Impact ETF                                               --                --                    --


The tax character of distributions paid during the fiscal year ended October 31,
2018 was as follows:


                                                                    Distributions      Distributions       Distributions
                                                                      paid from          paid from           paid from
                                                                   Ordinary Income     Capital Gains     Return of Capital
                                                                   ---------------     -------------     -----------------
First Trust North American Energy Infrastructure Fund              $    42,353,642     $          --     $      45,995,871


As of October 31, 2019, the components of distributable earnings on a tax basis for each Fund were as follows:


                                                                                        Accumulated
                                                                    Undistributed       Capital and       Net Unrealized
                                                                      Ordinary             Other           Appreciation
                                                                       Income           Gain (Loss)       (Depreciation)
                                                                   ---------------     -------------     -----------------
First Trust North American Energy Infrastructure Fund              $            --     $(202,873,457)    $     296,664,706
First Trust EIP Carbon Impact ETF                                            3,879            (1,204)               57,700


E. INCOME TAXES

Each Fund intends to qualify or continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal
Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders.
Accordingly, no provision has been made for federal and state income taxes.
However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2019, EMLP and ECLN had non-expiring capital loss carryforwards available for federal income tax purposes of $202,873,457 and $1,204, respectively.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal period ended October 31, 2019, the Funds had no net late year ordinary or capital losses.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For EMLP, the taxable years ended
2016, 2017, 2018, and 2019 remain open to federal and state audit. For ECLN, the taxable period ended 2019 remains open to federal and state audit. As of October
31, 2019, management has evaluated the application of these standards to the
Funds and has determined that no provision for income tax is required in the
Funds' financial statements for uncertain tax positions.

In order to present paid-in capital and accumulated distributable earnings
(loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation
(depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal period ended October 31, 2019, the adjustments for each Fund were as follows:


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                                OCTOBER 31, 2019


                                                                                         Accumulated
                                                                     Accumulated        Net Realized
                                                                   Net Investment        Gain (Loss)
                                                                    Income (Loss)      on Investments      Paid-in Capital
                                                                   ---------------     ---------------     ---------------
First Trust North American Energy Infrastructure Fund              $    (4,219,126)    $   (24,140,500)    $    28,359,626
First Trust EIP Carbon Impact ETF                                             (991)                991                  --


F. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

G. NEW ACCOUNTING PRONOUNCEMENT

On August 28, 2018, the FASB issued Accounting Standards Update ("ASU") 2018-13,
"Disclosure Framework - Changes to the Disclosure Requirements for Fair Value
Measurement," which amends the fair value measurement disclosure requirements of
ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for fiscal years beginning after
December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU.
The Funds have early adopted ASU 2018-13 for these financial statements, which did not result in a material impact.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

The Trust, on behalf of the Funds, and First Trust have retained EIP, an affiliate of First Trust, to serve as the Funds' investment sub-advisor. In this capacity, EIP is responsible for the selection and ongoing monitoring of the securities in each Fund's investment portfolio. Pursuant to the Investment
Management Agreement between the Trust and the Advisor, First Trust will supervise EIP and its management of the investment of each Fund's assets and will pay EIP for its services as the Funds' sub-advisor. First Trust will also be responsible for each Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
Each Fund has agreed to pay First Trust an annual unitary management fee equal to 0.95% of its average daily net assets. EIP receives a sub-advisory fee for
EMLP from First Trust equal to 45% of any remaining monthly investment management fee paid to First Trust after the Fund's average Fund expenses accrued during the most recent twelve months are subtracted from the investment management fee in a given month. EIP receives a sub-advisory fee for ECLN from
First Trust equal to an annual rate of 0.475% of the Fund's average daily net assets less one-half of the Fund's expenses, for which EIP is responsible.

First Trust Capital Partners, LLC ("FTCP"), an affiliate of First Trust, owns, through a wholly-owned subsidiary, a 15% ownership interest in each of EIP and
EIP Partners, LLC, an affiliate of EIP.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets.
As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

                                                                         Page 23


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                                OCTOBER 31, 2019

Additionally, the Lead Independent Trustee and the Chairmen of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee
Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the fiscal period ended October 31, 2019, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:


                                                                                        Purchases              Sales
                                                                                       ---------------     ---------------
First Trust North American Energy Infrastructure Fund                                  $   750,354,945     $   770,464,085
First Trust EIP Carbon Impact ETF                                                              251,327              53,133


For the fiscal period ended October 31, 2019, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:


                                                                                        Purchases              Sales
                                                                                       ---------------     ---------------
First Trust North American Energy Infrastructure Fund                                  $   366,577,414     $   143,042,450
First Trust EIP Carbon Impact ETF                                                            1,675,248                  --


                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an
"Authorized Participant"). In order to purchase Creation Units of each Fund, an
Authorized Participant must deposit (i) a designated portfolio of equity securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation
Unit Aggregation) and the market value of the Deposit Securities, and/or (ii)
cash in lieu of all or a portion of the Deposit Securities. If the Cash
Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash
Component. If the Cash Component is a negative number (i.e., the NAV per
Creation Unit Aggregation is less than the Deposit Amount), the Authorized
Participant will receive the Cash Component. Authorized Participants purchasing
Creation Units must pay to BNYM, as transfer agent, a creation transaction fee
(the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share times the number of shares in a Creation
Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the
Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The
Redemption Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Funds, for amounts expended to finance activities primarily intended to result


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                                OCTOBER 31, 2019

in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2021 for EMLP, and August 14, 2021 for ECLN.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

                                                                         Page 25


--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF FIRST TRUST EXCHANGE-TRADED
FUND IV:

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of First
Trust North American Energy Infrastructure Fund and First Trust EIP Carbon
Impact ETF (the "Funds"), each a series of the First Trust Exchange-Traded Fund
IV, including the portfolios of investments, as of October 31, 2019, the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for the periods indicated in the table below for the Funds; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2019, and the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for the periods listed in the table below in conformity with accounting principles generally accepted in the United
States of America.


------------------------------------------------------------------------------------------------------------------------------
    INDIVIDUAL FUNDS INCLUDED                     STATEMENTS OF CHANGES                                FINANCIAL
          IN THE TRUST                                IN NET ASSETS                                   HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------
First Trust North American Energy        For the years ended October 31, 2019 and        For the years ended October 31, 2019,
Infrastructure Fund                      2018                                            2018, 2017, 2016 and 2015
------------------------------------------------------------------------------------------------------------------------------
First Trust EIP Carbon Impact ETF        For the period from August 19, 2019 (commencement of operations) through
                                         October 31, 2019
------------------------------------------------------------------------------------------------------------------------------


BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds'
financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Chicago, Illinois
December 17, 2019

We have served as the auditor of one or more First Trust investment companies since 2001.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                          OCTOBER 31, 2019 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form
N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each
Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms
N-CSR are available on the SEC's website listed above.

                            FEDERAL TAX INFORMATION

For the taxable period ended October 31, 2019, the following percentages of income dividend paid by the Funds qualify for the dividends received deduction available to corporations:


                                                                  Dividends Received Deduction
                                                                  ----------------------------
First Trust North American Energy Infrastructure Fund                       100.00%
First Trust EIP Carbon Impact ETF                                             0.00%


For the taxable period ended October 31, 2019, the following percentages of income dividend paid by the Funds are hereby designated as qualified dividend income:


                                                                   Qualified Dividend Income
                                                                  ----------------------------
First Trust North American Energy Infrastructure Fund                       100.00%
First Trust EIP Carbon Impact ETF                                             0.00%


A portion of each of the Funds' 2019 ordinary dividends (including short-term capital gains) paid to its shareholders during the fiscal year ended October 31,
2019, may be eligible for the Qualified Business Income Deduction (QBI) under
Code Section 199A for the aggregate dividends each Fund received from the underlying Real Estate Investment Trusts (REITs) these Funds invest in.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

                                                                         Page 27


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                          OCTOBER 31, 2019 (UNAUDITED)

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                          OCTOBER 31, 2019 (UNAUDITED)

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S.
securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

          NOT FDIC INSURED   NOT BANK GUARANTEED   MAY LOSE VALUE

                      ADVISORY AND SUB-ADVISORY AGREEMENTS

BOARD CONSIDERATIONS REGARDING APPROVAL OF CONTINUATION OF INVESTMENT MANAGEMENT
AND SUB-ADVISORY AGREEMENTS

FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND

The Board of Trustees of First Trust Exchange-Traded Fund IV (the "Trust"),
including the Independent Trustees, unanimously approved the continuation of the
Investment Management Agreement (the "Advisory Agreement") with First Trust
Advisors L.P. (the "Advisor") on behalf of the First Trust North American Energy
Infrastructure Fund (the "Fund") and the Investment Sub-Advisory Agreement (the
"Sub-Advisory Agreement" and together with the Advisory Agreement, the
"Agreements") among the Trust on behalf of the Fund, the Advisor and Energy
Income Partners, LLC (the "Sub-Advisor"). The Board approved the continuation of the Agreements for a one-year period ending June 30, 2020 at a meeting held on
June 2, 2019. The Board determined that the continuation of the Agreements is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the
Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 18, 2019 and June 2, 2019, the
Board, including the Independent Trustees, reviewed materials provided by the
Advisor and the Sub-Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor and the
Sub-Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate payable by the Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the "Expense Universe"), each assembled by
Broadridge Financial Solutions, Inc. ("Broadridge"), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds ("ETFs") managed by the Advisor; the sub-advisory fee rate as compared to fees charged to other clients of the Sub-Advisor; the expense ratio of the Fund as compared to expense ratios of the funds in the Fund's

                                                                         Page 29


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                          OCTOBER 31, 2019 (UNAUDITED)

Expense Group and Expense Universe; performance information for the Fund, including comparisons of the Fund's performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the "Performance Universe"), each assembled by
Broadridge; the nature of expenses incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Advisor and the Sub-Advisor; any fall-out benefits to the Advisor and its affiliates,
First Trust Portfolios L.P. ("FTP") and First Trust Capital Partners, LLC
("FTCP"), and the Sub-Advisor; and information on the Advisor's and the
Sub-Advisor's compliance programs. The Board reviewed initial materials with the
Advisor at the meeting held on April 18, 2019, prior to which the Independent
Trustees and their counsel met separately to discuss the information provided by the Advisor and the Sub-Advisor. Following the April meeting, independent legal counsel on behalf of the Independent Trustees requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the
Independent Trustees and independent legal counsel held prior to the June 2,
2019 meeting, as well as at the meeting held that day. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor continue to be reasonable business arrangements from the Fund's perspective. The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the
Agreements. The Board considered that shareholders chose to invest or remain invested in the Fund knowing that the Advisor and the Sub-Advisor manage the
Fund and knowing the Fund's unitary fee.

In reviewing the Agreements, the Board considered the nature, extent and quality of the services provided by the Advisor and the Sub-Advisor under the
Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor is responsible for the overall management and administration of the
Trust and the Fund and reviewed all of the services provided by the Advisor to the Fund, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board noted
that the Advisor oversees the Sub-Advisor's day-to-day management of the Fund's investments, including portfolio risk monitoring and performance review. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor's, the Sub-Advisor's and the Fund's compliance with the 1940 Act, as well as the Fund's compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the
Fund. Finally, as part of the Board's consideration of the Advisor's services, the Advisor, in its written materials and at the April 18, 2019 meeting, described to the Board the scope of its ongoing investment in additional infrastructure and personnel to maintain and improve the quality of services provided to the Fund and the other funds in the First Trust Fund Complex. With respect to the Sub-Advisory Agreement, the Board noted that the Fund is an actively-managed ETF and the Sub-Advisor actively manages the Fund's investments. The Board reviewed the materials provided by the Sub-Advisor and considered the services that the Sub-Advisor provides to the Fund, including the
Sub-Advisor's day-to-day management of the Fund's investments. In addition to the written materials provided by the Sub-Advisor, at the June 2, 2019 meeting, the Board also received a presentation from representatives of the Sub-Advisor discussing the services that the Sub-Advisor provides to the Fund, including the
Sub-Advisor's day-to-day management of the Fund's investments. In considering the Sub-Advisor's management of the Fund, the Board noted the background and experience of the Sub-Advisor's portfolio management team.

In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the
Trust and the Fund by the Advisor and the Sub-Advisor under the Agreements have been and are expected to remain satisfactory and that the Sub-Advisor, under the oversight of the Advisor, has managed the Fund consistent with its investment objective, policies and restrictions.

The Board considered the unitary fee rate payable by the Fund under the Advisory
Agreement for the services provided. The Board noted that the sub-advisory fee is paid by the Advisor from the unitary fee. The Board considered that as part of the unitary fee the Advisor is responsible for the Fund's expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor and the
Sub-Advisor to other fund (including ETFs) and non-fund clients, as applicable.
Because the Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee for the Fund was below the median total (net) expense ratio of the peer funds in the Expense Group. With respect to the Expense Group, the Board, at the April 18, 2019 meeting, discussed with


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                          OCTOBER 31, 2019 (UNAUDITED)

Broadridge its methodology for assembling peer groups and discussed with the
Advisor limitations in creating peer groups for actively-managed ETFs, including that there was only one other actively-managed ETF in the Expense Group, and different business models that may affect the pricing of services among ETF sponsors. The Board also noted that not all peer funds employ an advisor/sub-advisor management structure. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the
Fund and other non-ETF clients that limited their comparability. In considering the unitary fee rate overall, the Board also considered the Advisor's statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor's description of its long-term commitment to the Fund.

The Board considered performance information for the Fund. The Board noted the process it has established for monitoring the Fund's performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor and Sub-Advisor for the Fund. The Board determined that this process continues to be effective for reviewing the Fund's performance. The Board received and reviewed information comparing the Fund's performance for periods ended December 31, 2018 to the performance of the funds in the Performance
Universe and a blended benchmark index. Based on the information provided, the
Board noted that the Fund outperformed the Performance Universe median for the one-, three- and five-year periods ended December 31, 2018. The Board also noted
that the Fund outperformed the blended benchmark index for the three- and five-year periods ended December 31, 2018 but underperformed the blended benchmark for the one--year period ended December 31, 2018.

On the basis of all the information provided on the unitary fee and performance of the Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for the Fund (out of which the Sub-Advisor is compensated) continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor and the Sub-Advisor to the Fund under the
Agreements.

The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Fund and noted the Advisor's statement that it believes its expenses will likely increase over the next twelve months as the Advisor continues to hire personnel and build infrastructure, including technology, to improve the services to the Fund. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the
Fund. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to the
Fund for the twelve months ended December 31, 2018 and the estimated profitability level for the Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's profitability level for the Fund was not unreasonable. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Fund. The Board noted that FTCP, has an ownership interest in the Sub-Advisor and considered potential fall-out benefits to the
Advisor from such ownership interest. The Board also considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP. The Board concluded that the character and amount of potential fall-out benefits to the Advisor were not unreasonable.

The Board considered that the Sub-Advisor's investment services expenses are primarily fixed in nature, and that the Sub-Advisor has made recent investments in personnel and infrastructure and anticipates that its expenses will continue to rise due to additions to personnel and system upgrades. The Board did not review the profitability of the Sub-Advisor with respect to the Fund. The Board noted that the Advisor pays the Sub-Advisor from the unitary fee and its understanding that the Fund's sub-advisory fee rate was the product of an arm's length negotiation. The Board concluded that the profitability analysis for the
Advisor was more relevant. The Board considered fall-out benefits that may be realized by the Sub-Advisor from its relationship with the Fund, including soft-dollar arrangements, and considered a summary of such arrangements. The
Board also considered the potential fall-out benefits to the Sub-Advisor from
FTCP's ownership interest in the Sub-Advisor. The Board concluded that the character and amount of potential fall-out benefits to the Sub-Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the
Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

                                                                         Page 31


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                          OCTOBER 31, 2019 (UNAUDITED)

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AND
SUB-ADVISORY AGREEMENTS

FIRST TRUST EIP CARBON IMPACT ETF

The Board of Trustees of First Trust Exchange-Traded Fund IV (the "Trust"),
including the Independent Trustees, unanimously approved the Investment
Management Agreement (the "Advisory Agreement") with First Trust Advisors L.P.
(the "Advisor"), on behalf of First Trust EIP Carbon Impact ETF (the "Fund"), and the Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement" and
together with the Advisory Agreement, the "Agreements") among the Trust, on behalf of the Fund, the Advisor and Energy Income Partners, LLC (the
"Sub-Advisor"), for an initial two-year term at a meeting held on June 2, 2019.
The Board determined that the Agreements are in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the
Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements for the Fund, the Independent Trustees received a separate report from each of the
Advisor and the Sub-Advisor in advance of the Board meeting responding to requests for information provided on behalf of the Independent Trustees that, among other things, outlined: the services to be provided by the Advisor and the
Sub-Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by the
Fund as compared to fees charged to a peer group of funds (the "Expense Group")
and a broad peer universe of funds (the "Expense Universe"), each assembled by
Broadridge Financial Solutions, Inc. ("Broadridge"), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds ("ETFs") managed by the Advisor; the proposed sub-advisory fee rate as compared to fees charged to other clients of the Sub-Advisor; the estimated expense ratio of the Fund as compared to expense ratios of the funds in the Fund's Expense Group and Expense Universe; the nature of the expenses to be incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Advisor and the Sub-Advisor; any fall-out benefits to the Advisor and its affiliates, First Trust Portfolios L.P. ("FTP")
and First Trust Capital Partners, LLC ("FTCP"), and the Sub-Advisor; and
information on the Advisor's and the Sub-Advisor's compliance programs. The
Independent Trustees also met separately with their independent legal counsel to discuss the information provided by the Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the
Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from the Fund's perspective.

In evaluating whether to approve the Agreements for the Fund, the Board considered the nature, extent and quality of the services to be provided by the
Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory
Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of the Fund and reviewed all of the services to be provided by the Advisor to the Fund, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board considered that the Fund will be an actively-managed ETF not designed to track the performance of an index and will employ an advisor/sub-advisor management structure and considered that the
Advisor manages other ETFs with a similar structure in the First Trust Fund
Complex. The Board noted that the Advisor will oversee the Sub-Advisor's day-to-day management of the Fund's investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the
Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor's, the
Sub-Advisor's and the Fund's compliance with the 1940 Act, as well as the Fund's compliance with its investment objective, policies and restrictions. The Board noted that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. With respect to the Sub-Advisory Agreement, the Board reviewed the materials provided by the Sub-Advisor and noted the background and experience of the Sub-Advisor's portfolio management team and the Sub-Advisor's investment style. The Board noted that the Sub-Advisor manages other comparable funds in the First Trust
Fund Complex. At the meeting, the Trustees received a presentation from investment personnel from the Sub-Advisor, and were able to ask questions about the Sub-Advisor and the Sub-Advisor's proposed investment strategies for the
Fund. Since the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the
Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                          OCTOBER 31, 2019 (UNAUDITED)

The Board considered the proposed unitary fee rate payable by the Fund under the
Advisory Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay the Advisor a unitary fee equal to an annual rate of 0.95% of its average daily net assets. The Board considered that, from the unitary fee for the Fund, the Advisor would pay the Sub-Advisor a sub-advisory fee equal to 50% of the Fund's unitary fee remaining after the
Fund's expenses are paid. The Board noted that the Advisor would be responsible for the Fund's ordinary operating expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory
Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The
Board received and reviewed information showing the advisory fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisor to other fund
(including ETF) and non-fund clients, as applicable. Because the Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee for the Fund was below the median total (net) expense ratio of the peer funds in its Expense Group. With respect to the Expense Group, the
Board discussed with representatives of the Advisor how the Expense Group was assembled and how the Fund compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other clients, the Board considered differences between the Fund and other clients that limited their comparability; however, the Board noted
that the Advisor and Sub-Advisor manage a comparable ETF in the First Trust Fund
Complex that also pays a unitary fee equal to an annual rate of 0.95% of its average daily net assets. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the
Agreements, the Board determined that the proposed unitary fee, including the sub-advisory fee to be paid by the Advisor to the Sub-Advisor from the unitary fee, was fair and reasonable.

The Board noted that the proposed unitary fee for the Fund was not structured to pass the benefits of any economies of scale on to shareholders as the Fund's assets grow. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Advisor and the Sub-Advisor, but that the unitary fee structure provides a level of certainty in expenses for the
Fund. The Board noted that the Advisor has continued to hire personnel and build infrastructure, including technology, to improve the services to the funds in the First Trust Fund Complex. The Board took the types of costs to be borne by the Advisor in connection with its services to be performed for the Fund under the Advisory Agreement into consideration and noted that the Advisor was unable to estimate the profitability of the Advisory Agreement for the Fund to the
Advisor at this time. The Board also considered the Sub-Advisor's statement that it was unable to estimate profitability and that the Sub-Advisor would be paid by the Advisor from the Fund's unitary fee. The Board noted its understanding that the sub-advisory fee rate was negotiated at arm's length between the
Advisor and the Sub-Advisor. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the
Fund. The Board noted that FTCP has an ownership interest in the Sub-Advisor and considered potential fall-out benefits to the Advisor from such ownership interest. The Board also considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the
Advisor or FTP. The Board also considered fall-out benefits described by the
Sub-Advisor that may be realized from its relationship with the Fund, including soft-dollar arrangements, and considered a summary of such arrangements. The
Board also considered the potential fall-out benefits to the Sub-Advisor from
FTCP's ownership interest in the Sub-Advisor. The Board concluded that the character and amount of potential fall-out benefits to the Advisor and the
Sub-Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the
Board, including the Independent Trustees, unanimously determined that the terms of the Agreements are fair and reasonable and that the approval of the
Agreements is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

                                                                         Page 33


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                          OCTOBER 31, 2019 (UNAUDITED)

                                  REMUNERATION

First Trust Advisors L.P. ("First Trust") is authorised and regulated by the
U.S. Securities and Exchange Commission and is entitled to market shares of certain First Trust Exchange-Traded Fund IV funds it manages (the "Funds") in certain member states in the European Economic Area in accordance with the cooperation arrangements in Article 42 of the Alternative Investment Fund
Managers Directive (the "Directive"). First Trust is required under the
Directive to make disclosures in respect of remuneration. The following disclosures are made in line with First Trust's interpretation of currently available regulatory guidance on remuneration disclosures.

During the year ended December 31, 2018, the amount of remuneration paid (or to be paid) by First Trust Advisors L.P. in respect of the Funds is $1,014,310.
This figure is comprised of $44,447 paid (or to be paid) in fixed compensation and $969,863 paid (or to be paid) in variable compensation. There were a total of 14 beneficiaries of the remuneration described above. Those amounts include
$644,141 paid (or to be paid) to senior management of First Trust Advisors L.P.
and $370,169 paid (or to be paid) to other employees whose professional activities have a material impact on the risk profiles of First Trust Advisors
L.P. or the Funds (collectively, "Code Staff").

Code Staff included in the aggregated figures disclosed above are rewarded in line with First Trust's remuneration policy (the "Remuneration Policy") which is determined and implemented by First Trust's senior management. The Remuneration
Policy reflects First Trust's ethos of good governance and encapsulates the following principal objectives:

      i.    to provide a clear link between remuneration and performance of
            First Trust and to avoid rewarding for failure;

      ii.   to promote sound and effective risk management consistent with the risk profiles of the funds managed by First Trust; and

      iii.  to remunerate staff in line with the business strategy, objectives, values and interests of First Trust and the funds managed by First
            Trust in a manner that avoids conflicts of interest.

First Trust assesses various risk factors which it is exposed to when considering and implementing remuneration for Code Staff and considers whether any potential award to such person(s) would give rise to a conflict of interest.
First Trust does not reward failure, or consider the taking of risk or failure to take risk in its remuneration of Code Staff.

First Trust assesses performance for the purposes of determining payments in respect of performance-related remuneration of Code Staff by reference to a broad range of measures including (i) individual performance (using financial and non-financial criteria), and (ii) the overall performance of First Trust.
Remuneration is not based upon the performance of the Funds. The elements of remuneration are balanced between fixed and variable and the senior management sets fixed salaries at a level sufficient to ensure that variable remuneration incentivises and rewards strong individual performance but does not encourage excessive risk taking.

No individual is involved in setting his or her own remuneration.


--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                          OCTOBER 31, 2019 (UNAUDITED)

The following tables identify the Trustees and Officers of the Trust. Unless otherwise indicated, the address of all persons is 120 East Liberty Drive, Suite
400, Wheaton, IL 60187.

The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.


                                                                                                   NUMBER OF            OTHER
                                                                                                 PORTFOLIOS IN     TRUSTEESHIPS OR
                                                                                                THE FIRST TRUST     DIRECTORSHIPS
           NAME,               TERM OF OFFICE AND                                                FUND COMPLEX      HELD BY TRUSTEE
     YEAR OF BIRTH AND         YEAR FIRST ELECTED            PRINCIPAL OCCUPATIONS                OVERSEEN BY        DURING PAST
   POSITION WITH THE FUND        OR APPOINTED                 DURING PAST 5 YEARS                   TRUSTEE            5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee   o Indefinite Term   Physician, Officer, Wheaton Orthopedics;           162         None
(1951)                                             Limited Partner, Gundersen Real Estate
                               o Since Inception   Limited Partnership (June 1992 to
                                                   December 2016); Member, Sportsmed LLC
                                                   (April 2007 to November 2015)

Thomas R. Kadlec, Trustee      o Indefinite Term   President, ADM Investors Services, Inc.            162         Director of ADM
(1957)                                             (Futures Commission Merchant)                                  Investor Services,
                               o Since Inception                                                                  Inc., ADM
                                                                                                                  Investor Services
                                                                                                                  International,
                                                                                                                  Futures Industry
                                                                                                                  Association, and
                                                                                                                  National Futures
                                                                                                                  Association

Robert F. Keith, Trustee       o Indefinite Term   President, Hibs Enterprises (Financial and         162         Director of Trust
(1956)                                             Management Consulting)                                         Company of
                               o Since Inception                                                                  Illinois

Niel B. Nielson, Trustee       o Indefinite Term   Senior Advisor (August 2018 to Present),           162         None
(1954)                                             Managing Director and Chief Operating
                               o Since Inception   Officer (January 2015 to August 2018),
                                                   Pelita Harapan Educational Foundation
                                                   (Educational Product and Services);
                                                   President and Chief Executive Officer
                                                   (June 2012 to September 2014), Servant
                                                   Interactive LLC (Educational Products
                                                   and Services); President and Chief
                                                   Executive Officer (June 2012 to September
                                                   2014), Dew Learning LLC (Educational
                                                   Products and Services)

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James A. Bowen(1), Trustee,    o Indefinite Term   Chief Executive Officer, First Trust               162         None
Chairman of the Board                              Advisors L.P. and First Trust Portfolios
(1955)                         o Since Inception   L.P.; Chairman of the Board of Directors,
                                                   BondWave LLC (Software Development
                                                   Company) and Stonebridge Advisors LLC
                                                   (Investment Advisor)


-----------------------------

(1)   Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P.,
      investment advisor of the Trust.

                                                                         Page 35


--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                          OCTOBER 31, 2019 (UNAUDITED)


     NAME AND             POSITION AND OFFICES         TERM OF OFFICE AND                     PRINCIPAL OCCUPATIONS
   YEAR OF BIRTH               WITH TRUST              LENGTH OF SERVICE                       DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS(2)
------------------------------------------------------------------------------------------------------------------------------------
James M. Dykas        President and Chief Executive   o Indefinite Term      Managing Director and Chief Financial Officer
(1966)                Officer                                                (January 2016 to Present),Controller (January 2011
                                                      o Since January 2016   to January 2016), Senior Vice President (April 2007
                                                                             to January 2016), First Trust Advisors L.P. and First
                                                                             Trust Portfolios L.P.; Chief Financial Officer
                                                                             (January 2016 to Present), BondWave LLC
                                                                             (Software Development Company) and Stonebridge
                                                                             Advisors LLC (Investment Advisor)

Donald P. Swade       Treasurer, Chief Financial      o Indefinite Term      Senior Vice President (July 2016 to Present), Vice
(1972)                Officer and Chief                                      President (April 2012 to July 2016), First Trust
                      Accounting Officer              o Since January 2016   Advisors L.P. and First Trust Portfolios L.P.

W. Scott Jardine      Secretary and Chief             o Indefinite Term      General Counsel, First Trust Advisors L.P. and First
(1960)                Legal Officer                                          Trust Portfolios L.P.; Secretary and General
                                                      o Since Inception      Counsel, BondWave LLC; Secretary, Stonebridge
                                                                             Advisors LLC

Daniel J. Lindquist   Vice President                  o Indefinite Term      Managing Director, First Trust Advisors L.P. and
(1970)                                                                       First Trust Portfolios L.P.
                                                      o Since Inception

Kristi A. Maher       Chief Compliance Officer        o Indefinite Term      Deputy General Counsel, First Trust Advisors L.P.
(1966)                and Assistant Secretary                                and First Trust Portfolios L.P.
                                                      o Since Inception

Roger F. Testin       Vice President                  o Indefinite Term      Senior Vice President, First Trust Advisors L.P.
(1966)                                                                       and First Trust Portfolios L.P.
                                                      o Since Inception

Stan Ueland           Vice President                  o Indefinite Term      Senior Vice President, First Trust Advisors L.P.
(1970)                                                                       and First Trust Portfolios L.P.
                                                      o Since Inception


-----------------------------

(2)   The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.


--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                          OCTOBER 31, 2019 (UNAUDITED)

                                 PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

      o     Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews,
            applications, agreements or other forms;

      o     Information about your transactions with us, our affiliates or others;

      o     Information we receive from your inquiries by mail, e-mail or telephone; and

      o     Information we collect on our website through the use of "cookies".
            For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o     In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o     We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.

USE OF WEBSITE ANALYTICS

We currently use third party analytics tools, Google Analytics and AddThis, to gather information for purposes of improving First Trust's website and marketing our products and services to you. These tools employ cookies, which are small pieces of text stored in a file by your web browser and sent to websites that you visit, to collect information, track website usage and viewing trends such as the number of hits, pages visited, videos and PDFs viewed and the length of user sessions in order to evaluate website performance and enhance navigation of the website. We may also collect other anonymous information, which is generally limited to technical and web navigation information such as the IP address of your device, internet browser type and operating system for purposes of analyzing the data to make First Trust's website better and more useful to our users. The information collected does not include any personal identifiable information such as your name, address, phone number or email address unless you provide that information through the website for us to contact you in order to answer your questions or respond to your requests. To find out how to opt-out of these services click on: Google Analytics and AddThis.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually.
We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at
1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust
Advisors).

March 2019

                                                                         Page 37

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

FIRST TRUST

First Trust Exchange-Traded Fund IV

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
Energy Income Partners, LLC
10 Wright Street
Westport, CT 06880

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

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[BLANK BACK COVER]

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FIRST TRUST

First Trust Exchange-Traded Fund IV

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First Trust Senior Loan Fund (FTSL)

Annual Report
For the Year Ended
October 31, 2019

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                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                                 ANNUAL REPORT
                                OCTOBER 31, 2019

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (First Trust Senior Loan Fund; hereinafter referred to as the
"Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The
Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional
Information section of this report for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary from the portfolio management team of the
Fund, you may obtain an understanding of how the market environment affected the
Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the
Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

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SHAREHOLDER LETTER
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                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                OCTOBER 31, 2019

Dear Shareholders:

First Trust is pleased to provide you with the annual report for the First Trust
Senior Loan Fund (the "Fund"), which contains detailed information about the
Fund for the twelve months ended October 31, 2019, including a market overview and a performance analysis. We encourage you to read this report carefully and discuss it with your financial advisor.

One of our responsibilities as asset managers is to be good listeners. Perhaps the most effective way in which we do this continually is by paying close attention to mutual fund and exchange-traded fund (ETF) money flows. After all, investors vote with their dollars, and money flows provide valuable feedback with respect to their biases. Over the past 12 months, we have learned that investors, in general, have grown more risk-averse. For the 12-month period ended October 31, 2019, investors funneled an estimated net $359.56 billion into bond mutual funds and ETFs, while liquidating an estimated net $56.86 billion from equity mutual funds and ETFs, according to data from Morningstar. Over the same period, money market funds took in an estimated net $583.27 billion. Those figures were more balanced for the full-year 2018. Those estimated net flows were as follows: $94.42 billion (equity mutual funds & ETFs); $137.60 billion
(bond mutual funds & ETFs); and $161.60 billion (money market funds).

In addition to monitoring fund flows, we watch the performance of all the asset classes. Market returns can either help validate or invalidate our interpretation of money flows. As we noted above, we believe that investors have tempered their appetite for risk, and the returns on the major sectors that comprise the S&P 500(R) Index back it up. For the 12-month period ended October
31, 2019, as measured by total return, the top performers were Real Estate and
Utilities, up 26.72% and 23.71%, respectively, according to Bloomberg. The S&P
500(R) Index posted a total return of 14.33% for the period. These two sectors are defensive in nature. They also tend to distribute cash dividends that are often well above those sectors that are more cyclical in nature. The higher dividend distributions likely drew the attention of fixed-income investors dissatisfied with the current low-yield climate in the bond market, in our opinion.

The absence of a new trade deal between the U.S. and China has been a bit of a wet blanket on the global economy. Global growth projections have been trimmed over time by such organizations as the International Monetary Fund. The tariffs have been in play for 19 months and counting as of October 2019. While the lack of any significant progress in the negotiations between the U.S. and China is a concern, we believe a remedy will be found. Remember, as uncertain as things may appear in the current climate, investors with diversified investment portfolios were most likely rewarded over the past 12 months. Stay the course and stay engaged!

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1

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FUND PERFORMANCE OVERVIEW (UNAUDITED)
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FIRST TRUST SENIOR LOAN FUND (FTSL)

The First Trust Senior Loan Fund's (the "Fund") primary investment objective is to provide high current income. The Fund's secondary investment objective is the preservation of capital. Under normal market conditions, the Fund seeks to outperform each of the S&P/LSTA U.S. Leveraged Loan 100 Index (the "Primary
Index") and the Markit iBoxx USD Liquid Leveraged Loan Index (the "Secondary
Index") by investing at least 80% of its net assets (including investment borrowings) in first lien senior floating rate bank loans ("Senior Loans"). The
Primary Index is a market value-weighted index designed to measure the performance of the largest segment of the U.S. syndicated leveraged loan market.
The Primary Index consists of 100 loan facilities drawn from a larger benchmark, the S&P/LSTA Leveraged Loan Index. The Secondary Index selects the 100 most liquid Senior Loans in the market. The Fund does not seek to track either the
Primary or Secondary Index but rather seeks to outperform each of the indices.
It is anticipated that the Fund, in accordance with its principal investment strategy, will invest approximately 50% to 75% of its net assets in Senior Loans that are eligible for inclusion in and meet the liquidity thresholds of the
Primary and/or the Secondary Indices at the time of investment.

A Senior Loan is an advance or commitment of funds made by one or more banks or similar financial institutions to one or more corporations, partnerships or other business entities and typically pays interest at a floating or adjusting rate that is determined periodically at a designated premium above a base lending rate, most commonly the London Interbank Offered Rate ("LIBOR"). A
Senior Loan is considered senior to all other unsecured claims against the borrower, senior to or equal with all other secured claims; this means that in the event of a bankruptcy, the Senior Loan, together with other first lien claims, is entitled to be the first to be repaid out of proceeds of the assets securing the loans, before other existing unsecured claims or interests receive repayment. However, in bankruptcy proceedings, there may be other claims, such as taxes or additional advances that take precedence.

When identifying prospective investment opportunities in Senior Loans, First
Trust Advisors L.P., the Fund's investment advisor, currently intends to invest primarily in Senior Loans that are below investment grade quality at the time of investment, and relies on fundamental credit analysis in an effort to attempt to minimize the loss of the Fund's capital and to select assets that provide attractive relative value. Securities rated below investment grade, commonly referred to as "junk" or "high yield" securities, include securities that are rated Ba1/BB+/BB+ or below by Moody's Investors Service, Inc. ("Moody's"), Fitch
Inc., or Standard & Poor's, Inc. ("S&P"), respectively. The Fund may invest in securities of any rating. The Fund may also invest in unrated securities deemed by the investment advisor to be of comparable quality to those securities rated below investment grade. In addition the Fund may invest up to 15% of its net assets in Senior Loans and/or other floating rate loans that are distressed or in default.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                       AVERAGE ANNUAL                         CUMULATIVE
                                                                       TOTAL RETURNS                        TOTAL RETURNS
                                              1 Year Ended   5 Years Ended   Inception (5/1/13)   5 Years Ended   Inception (5/1/13)
                                                10/31/19       10/31/19         to 10/31/19         10/31/19         to 10/31/19
FUND PERFORMANCE
NAV                                              3.37%           3.20%             3.05%             17.06%             21.57%
Market Price                                     3.07%           3.20%             3.02%             17.07%             21.35%

INDEX PERFORMANCE
Markit iBoxx USD Liquid Leveraged
   Loan Index                                    2.60%           2.76%             2.72%             14.58%             19.05%
S&P/LSTA U.S. Leveraged Loan 100 Index           3.44%           3.41%             3.29%             18.28%             23.41%
------------------------------------------------------------------------------------------------------------------------------------


Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the period indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the
Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST SENIOR LOAN FUND (FTSL)

-------------------------------------------------------
                                      % OF SENIOR LOANS
                                          AND OTHER
INDUSTRY CLASSIFICATION                 SECURITIES(1)
-------------------------------------------------------
Health Care Providers & Services            13.5%
Software                                    12.3
Hotels, Restaurants & Leisure               11.5
Media                                       10.0
Insurance                                    8.5
Pharmaceuticals                              5.6
Diversified Financial Services               5.2
Life Sciences Tools & Services               3.6
Containers & Packaging                       3.2
Capital Markets                              2.9
Building Products                            2.6
Diversified Telecommunication Services       2.3
Food & Staples Retailing                     2.2
Auto Components                              2.1
Entertainment                                2.1
Diversified Consumer Services                2.0
Health Care Technology                       1.6
Commercial Services & Supplies               1.6
Aerospace & Defense                          1.4
Technology Hardware, Storage &
   Peripherals                               0.9
Professional Services                        0.8
Electric Utilities                           0.6
Chemicals                                    0.6
Food Products                                0.5
Household Durables                           0.5
Real Estate Management & Development         0.4
Oil, Gas & Consumable Fuels                  0.4
Independent Power and Renewable
   Electricity Producers                     0.3
Communications Equipment                     0.3
Semiconductors & Semiconductor
   Equipment                                 0.3
Trading Companies & Distributors             0.1
Specialty Retail                             0.1
Construction & Engineering                   0.0*
                                          --------
     Total                                 100.0%
                                          ========

* Amount represents less than 0.1%.

-------------------------------------------------------
                                      % OF SENIOR LOANS
                                          AND OTHER
ASSET CLASSIFICATION                    SECURITIES(1)
-------------------------------------------------------
Senior Floating-Rate Loan Interests         89.0%
Corporate Bonds and Notes                    8.5
Exchange-Traded Funds                        2.0
Foreign Corporate Bonds and Notes            0.5
Rights                                       0.0*
                                          --------
     Total                                 100.0%
                                          ========

-------------------------------------------------------
                                      % OF SENIOR LOANS
                                          AND OTHER
CREDIT QUALITY (S&P RATINGS)(2)       DEBT SECURITIES(1)
-------------------------------------------------------
BBB-                                         7.4%
BB+                                          4.4
BB                                           9.8
BB-                                         17.0
B+                                          22.6
B                                           26.3
B-                                          10.4
CCC+                                         1.9
CCC                                          0.2
                                          --------
     Total                                 100.0%
                                          ========

-------------------------------------------------------
                                      % OF SENIOR LOANS
                                          AND OTHER
TOP 10 ISSUERS                          SECURITIES(1)
-------------------------------------------------------
Bausch Health Cos., Inc. (Valeant)           2.9%
AmWINS Group, Inc.                           2.7
Nexstar Broadcasting, Inc.                   2.6
HUB International Ltd.                       2.5
MPH Acquisition Holdings LLC                 2.4
Reynolds Group Holdings, Inc.                2.2
Asurion LLC                                  2.0
AlixPartners LLP                             2.0
First Trust Enhanced Short Maturity ETF      2.0
CHG Healthcare Services, Inc.                1.9
                                          --------
     Total                                  23.2%
                                          ========

(1)   Percentages are based on long-term positions. Money market funds are excluded.

(2)   The ratings are by Standard & Poor's Ratings Group, a division of The
      McGraw-Hill Companies, Inc. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of
      BBB- or higher. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the
      Fund or its shares. Credit ratings are subject to change.

                                                                          Page 3

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST SENIOR LOAN FUND (FTSL)


                          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                 MAY 1, 2013 - OCTOBER 31, 2019

           First Trust Senior     Markit iBoxx USD Liquid     S&P/LSTA U.S. Leveraged
               Loan Fund           Leveraged Loan Index           Loan 100 Index
5/1/13          $10,000                   $10,000                     $10,000
10/31/13         10,092                    10,103                      10,122
4/30/14          10,275                    10,323                      10,338
10/31/14         10,385                    10,389                      10,434
4/30/15          10,637                    10,594                      10,589
10/31/15         10,567                    10,280                      10,268
4/30/16          10,763                    10,484                      10,527
10/31/16         11,034                    10,826                      10,968
4/30/17          11,247                    11,026                      11,260
10/31/17         11,414                    11,161                      11,452
4/30/18          11,592                    11,404                      11,708
10/31/18         11,760                    11,602                      11,929
4/30/19          12,044                    11,877                      12,262
10/31/19         12,157                    11,905                      12,341


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH OCTOBER 31, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period November 1, 2014 through
October 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


                          NUMBER OF DAYS BID/ASK MIDPOINT               NUMBER OF DAYS BID/ASK MIDPOINT
                                    AT/ABOVE NAV                                   BELOW NAV
                      ----------------------------------------      ----------------------------------------
                      0.00%-     0.50%-     1.00%-                  0.00%-     0.50%-     1.00%-
FOR THE PERIOD        0.49%      0.99%      1.99%      >=2.00%      0.49%      0.99%      1.99%      >=2.00%
11/1/14 - 10/31/15     180         20          1          0           50          0          0          0
11/1/15 - 10/31/16     185          2          0          0           65          0          0          0
11/1/16 - 10/31/17     231          0          0          0           21          0          0          0
11/1/17 - 10/31/18     242          0          0          0           10          0          0          0
11/1/18 - 10/31/19     114          0          0          0          132          5          0          0



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PORTFOLIO COMMENTARY
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                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                                 ANNUAL REPORT
                          OCTOBER 31, 2019 (UNAUDITED)

                                    ADVISOR

The First Trust Advisors L.P. ("First Trust") Leveraged Finance Team is
comprised of 15 experienced investment professionals specializing in below investment grade securities. The team is comprised of portfolio management, research, trading and operations personnel. As of October 31, 2019, the First
Trust Leveraged Finance Team managed or supervised approximately $4.2 billion in senior secured bank loans and high-yield bonds. These assets are managed across various strategies, including two closed-end funds, an open-end fund, four exchange-traded funds, and a series of unit investment trusts on behalf of retail and institutional clients.

                           PORTFOLIO MANAGEMENT TEAM

WILLIAM HOUSEY, CFA - MANAGING DIRECTOR OF FIXED INCOME, SENIOR PORTFOLIO
   MANAGER

SCOTT D. FRIES, CFA - SENIOR VICE PRESIDENT, PORTFOLIO MANAGER

                                   COMMENTARY

The First Trust Senior Loan Fund (the "Fund") is an actively managed exchanged-traded fund. The Fund's primary investment objective is to provide high current income, with a secondary objective of preservation of capital.

MARKET RECAP

Near the end of 2018, concerns surrounding slower global growth, the Federal
Reserve (the "Fed") increasing interest rates too quickly and trade tensions between the U.S. and China led to risk assets trading lower. Early in 2019, the
Fed signaled that it would wait for economic data to show continued signs of strength before electing to continue tightening. Investors responded positively to this news and markets quickly rebounded at the beginning of 2019. In July
2019, the Fed announced that it would cut interest rates as U.S. economic data started to show signs of weakness. The Fed went on to cut interest rates two more times during September and October, ostensibly to mitigate any fallout from
U.S.-China trade tensions. The combination of an easing Fed and improving
U.S.-China trade relations propelled the S&P 500(R) Index to new highs during the year.

Senior Loan Market

Senior loan spreads over 3-month London Interbank Offered Rate ("LIBOR")
increased 126 basis points ("bps") during the 12-month period ended October 31,
2019, to L+515 bps. This is above the pre-credit crisis average spread of L+372
(December 1997 - June 2007) and is in line with the long-term average spread of
L+513 (December 1997 - October 2019). As of October 31, 2019, retail senior loan funds have experienced 13 consecutive months of outflows, however, this has been more than offset by institutional demand. On a yield basis, senior loans ended the 12-month period ended October 31, 2019 yielding more than high-yield bonds for five consecutive months. The last time senior loans offered more yield than high-yield bonds in consecutive months was in August and September of 2007.

Higher quality senior loans outperformed lower quality senior loans in the period covered by this report, a reversal of the trend experienced in the prior year. BB rated issues returned 4.09%, outperforming the 2.48% return of B rated issues, and outperforming the -4.30% return of CCC rated issues during the period. The average price of senior loans in the market decreased from $98.14 in the beginning of the period to $95.42 at the end of the period.

Default Rates

During the 12-month period ended October 31, 2019, default rates decreased within the S&P/LSTA Leveraged Loan Index. The last twelve months ("LTM") default rate within the senior loan market ended the period at 1.43% compared to the
1.92% default rate as of October 31, 2018. Defaults in the senior loan market remain low by historical standards. We believe the low default rate is reflective of the relatively sound financial condition of most companies, the lack of near-term debt maturities, and the strong backdrop of a healthy macroeconomic environment.

FUND PERFORMANCE

The Fund returned 3.37% on a net asset value ("NAV") basis and 3.07% on a market price basis over the 12-month period ended October 31, 2019. The S&P/LSTA U.S.
Leveraged Loan 100 Index ("the Index") returned 3.44% over the same period.

                                                                          Page 5

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PORTFOLIO COMMENTARY (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                                 ANNUAL REPORT
                          OCTOBER 31, 2019 (UNAUDITED)

The Fund held 194 individual positions diversified across 33 industries at the end of the reporting period. Health Care Providers & Services (13.51%), Software
(12.32%), and Hotels, Restaurants & Leisure (11.47%) were the Fund's top three industry exposures at the end of the period. By comparison, the Fund held 239 individual positions across 39 industries as of October 31, 2018. The Fund modestly increased its allocation to high-yield bonds from 7.57% to 8.89%
throughout the period, a 132 bps increase. The Fund's duration remained low throughout the period and declined from 0.47 years at the beginning of the period to 0.39 years at the end of the period.

During the LTM period, the Fund's performance benefitted from its underweight position in the energy industry and its asset selection and overweight position in the radio & television and lodging & casinos industries. The oil & gas industry was one of the worst performing industries in the Index during the period. The average weight of the oil & gas industry in the Index during the LTM period was approximately 2.89%, while the Fund held approximately a 0.12%
allocation in the industry. Within the radio & television industry the Fund's overweight position in television broadcasting companies was beneficial as the sector outperformed the broader media industry. The television broadcasters are expected to benefit heavily from advertising spend during the 2020 election year. Finally, within the lodging & casinos industry the Fund held an overweight position in certain casino operators and an online gaming company which outperformed the broader lodging and casinos industry during the period.

Offsetting these contributors were the Fund's asset selection in the automotive industry, the healthcare industry, and in the leisure goods/activities/movies industry. Within the automotive industry, the Fund's holdings in a specialty automotive lighting company underperformed the broader automotive industry.
Within the healthcare industry, the Fund's holdings in two physician management services companies and a healthcare cost management solutions company underperformed the broader healthcare industry. Within the leisure goods/activities/movies industry, the Fund's holdings in a membership club operator underperformed the broader goods/activities/movies industry. Lastly, a theme park operator and a ski resort conglomerate within the industry performed particularly well during the period, but the Fund held an underweight position in both of the issuers.

The Fund's most recent monthly distribution of $0.17 per share is the same rate as the distribution paid in October 2018. Distributions hit a high of $0.1925 in
March 2019. However, as the 3-month LIBOR dropped from its December 2018 high of
2.82% down to 1.90% by the end of October 2019, distributions followed suit. At the end of the period, the effective yield based on the distributions for the trailing twelve months was 4.59% based on NAV.

MARKET AND FUND OUTLOOK

In the senior loan market, spreads are in line with the long-term average spreads over 3-month LIBOR. We believe there is room for tightening for the senior loan market in this cycle given that spreads remain wide of the lowest spreads experienced in the last business cycle (L+222 in March 2006) and fundamentals for senior loan issuers remain sound, in our view. However, we would expect any spread tightening to come from the lower rated (B and CCC)
areas of the senior loan market given how much those ratings have lagged the higher quality returns over the past year. Furthermore, the current LTM default remains low at 1.43% (below the 2.91% long-term average default rate dating back to March 1999) and we believe it is likely to remain low given the overall health of the U.S. economy.

We believe that the favorable backdrop for the macro economy will persist for the near to intermediate term and that we are in a healthy part of the economic cycle to own high-yield bonds and senior loans. As we evaluate new investment opportunities, decisions will continue to be rooted in our rigorous bottom-up credit analysis and our focus will remain on identifying the opportunities that we believe offer the best risk and reward balance.


FIRST TRUST SENIOR LOAN FUND (FTSL)

UNDERSTANDING YOUR FUND EXPENSES
OCTOBER 31, 2019 (UNAUDITED)

As a shareholder of First Trust Senior Loan Fund (the "Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2019.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO     EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE        DURING THE
                                                   ACCOUNT VALUE      ACCOUNT VALUE         SIX-MONTH         SIX-MONTH
                                                    MAY 1, 2019      OCTOBER 31, 2019      PERIOD (a)       PERIOD (a) (b)
--------------------------------------------------------------------------------------------------------------------------
FIRST TRUST SENIOR LOAN FUND (FTSL)
Actual                                               $1,000.00          $1,009.30             0.85%             $4.30
Hypothetical (5% return before expenses)             $1,000.00          $1,020.92             0.85%             $4.33


(a)   Annualized expense ratio and expenses paid during the six-month period do not include fees and expenses of the underlying funds in which the Fund invests.

(b)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (May 1, 2019 through October 31, 2019), multiplied by 184/365 (to reflect the six-month period).

                                                                          Page 7


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2019


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS -- 88.3%

                  AEROSPACE & DEFENSE -- 1.4%
$     19,164,115  Transdigm, Inc., Term Loan F, 1 Mo. LIBOR + 2.50%, 0.00%
                     Floor........................................................      4.29%        06/09/23    $    19,065,804
       2,573,040  Transdigm, Inc., Tranche E Term Loan, 1 Mo. LIBOR + 2.50%,
                     0.00% Floor..................................................      4.29%        05/30/25          2,551,967
                                                                                                                 ---------------
                                                                                                                      21,617,771
                                                                                                                 ---------------
                  ALTERNATIVE CARRIERS -- 0.9%
      14,998,972  Level 3 Financing, Inc., Tranche B 2024 Term Loan, 1 Mo.
                     LIBOR + 2.25%, 0.00% Floor...................................      4.04%        02/22/24         15,010,222
                                                                                                                 ---------------
                  APPLICATION SOFTWARE -- 6.4%
      10,415,868  CCC Information Services, Inc., Term Loan B, 1 Mo. LIBOR +
                     2.75%, 1.00% Floor...........................................      4.54%        04/26/24         10,227,966
       1,993,231  Go Daddy Operating Company, LLC, Term Loan B, 1 Mo.
                     LIBOR + 1.75%, 0.00% Floor...................................      3.54%        02/15/24          1,994,367
      11,541,614  Hyland Software, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%,
                     0.75% Floor..................................................      5.04%        07/01/24         11,455,052
       3,390,418  Infor (US), Inc. (fka Lawson Software, Inc.), Term Loan B-6,
                     3 Mo. LIBOR + 2.75%, 1.00% Floor.............................      4.85%        02/02/22          3,390,418
       3,079,442  Informatica Corp., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00%
                     Floor........................................................      5.04%        08/06/22          3,083,846
       2,701,081  Micro Focus International (MA Financeco LLC), Miami Escrow
                     Term Loan B3, 1 Mo. LIBOR + 2.50%, 0.00% Floor...............      4.30%        06/21/24          2,618,374
      18,241,064  Micro Focus International (MA Financeco LLC), Seattle Spinco
                     Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor................      4.30%        06/21/24         17,682,522
       9,982,431  Micro Focus International (MA Financeco LLC), Term Loan B2,
                     1 Mo. LIBOR + 2.25%, 0.00% Floor.............................      4.05%        11/19/21          9,895,085
       8,437,667  Mitchell International, Inc., Term Loan (First Lien), 1 Mo.
                     LIBOR + 3.25%, 0.00% Floor...................................      5.04%        11/30/24          7,924,826
       6,080,340  NCR Corp., Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00%
                     Floor........................................................      4.29%        08/28/26          6,077,786
       2,306,400  Qlik Technologies (Project Alpha Intermediate Holding, Inc.),
                     2019 Incremental Term Loan B, 3 Mo. LIBOR + 4.25%, 0.00%
                     Floor........................................................      6.24%        04/26/24          2,299,204
      10,368,012  Qlik Technologies (Project Alpha Intermediate Holding, Inc.),
                     Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor................      5.49%        04/26/24         10,121,772
      13,943,534  RP Crown Parent, LLC (JDA Software Group), Term Loan B,
                     1 Mo. LIBOR + 2.75%, 1.00% Floor.............................      4.54%        10/12/23         13,912,161
       1,994,924  SolarWinds Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%,
                     0.00% Floor..................................................      4.54%        02/05/24          1,991,273
         307,144  Ultimate Software Group, Inc., Term Loan B, 1 Mo. LIBOR +
                     3.75%, 0.00% Floor...........................................      5.54%        05/03/26            307,614
                                                                                                                 ---------------
                                                                                                                     102,982,266
                                                                                                                 ---------------
                  ASSET MANAGEMENT & CUSTODY BANKS -- 0.2%
       2,408,266  Harbourvest Partners L.P., Term Loan B, 1 Mo. LIBOR + 2.25%,
                     0.00% Floor..................................................      4.17%        03/01/25          2,403,762
       1,210,902  Victory Capital Holdings, Inc., Term Loan B, 3 Mo. LIBOR +
                     3.25%, 0.00% Floor...........................................      5.35%        07/01/26          1,214,535
                                                                                                                 ---------------
                                                                                                                       3,618,297
                                                                                                                 ---------------
                  AUTO PARTS & EQUIPMENT -- 1.7%
       5,265,145  American Axle & Manufacturing Holdings, Inc., Term Loan B,
                     1 Mo. LIBOR + 2.25%, 0.75% Floor.............................      4.08%        04/06/24          5,001,888


Page 8                  See Notes to Financial Statements


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  AUTO PARTS & EQUIPMENT (CONTINUED)
$      1,309,047  American Axle & Manufacturing Holdings, Inc., Term Loan B,
                     3 Mo. LIBOR + 2.25%, 0.75% Floor.............................      4.19%        04/06/24    $     1,243,594
      16,580,550  Gates Global LLC, Initial B-2 Dollar Term Loan, 1 Mo. LIBOR +
                     2.75%, 1.00% Floor...........................................      4.54%        03/31/24         16,218,597
       2,794,557  Lumileds (Bright Bidco B.V.), Term Loan B, 1 Mo. LIBOR +
                     3.50%, 1.00% Floor...........................................      5.29%        06/30/24          1,439,197
       5,766,233  Lumileds (Bright Bidco B.V.), Term Loan B, 3 Mo. LIBOR +
                     3.50%, 1.00% Floor...........................................      5.60%        06/30/24          2,969,610
                                                                                                                 ---------------
                                                                                                                      26,872,886
                                                                                                                 ---------------
                  AUTOMOTIVE RETAIL -- 0.1%
         277,672  IAA Spinco, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00%
                     Floor........................................................      4.06%        06/28/26            278,482
         582,537  KAR Auction Services, Inc. (Adesa), Term Loan B-6, 1 Mo.
                     LIBOR + 2.25%, 0.00% Floor...................................      4.13%        09/19/26            583,994
                                                                                                                 ---------------
                                                                                                                         862,476
                                                                                                                 ---------------
                  BROADCASTING -- 4.1%
       3,836,923  Cumulus Media Holdings, Inc., Term Loan B, 1 Mo. LIBOR +
                     3.75%, 1.00% Floor...........................................      5.54%        03/31/26          3,852,117
       3,865,400  Diamond Sports Group LLC, Term Loan B, 1 Mo. LIBOR +
                     3.25%, 0.00% Floor...........................................      5.08%        08/23/26          3,879,895
       7,927,693  E.W. Scripps Co., Incremental Term Loan B-1, 1 Mo. LIBOR +
                     2.75%, 0.00% Floor...........................................      4.54%        05/01/26          7,921,748
       6,412,127  Gray Television, Inc., Term Loan C, 1 Mo. LIBOR + 2.50%,
                     0.00% Floor..................................................      4.51%        01/02/26          6,425,143
      11,086,839  IHeartCommunications, Inc., Exit Term Loan, 1 Mo. LIBOR +
                     4.00%, 0.00% Floor...........................................      6.03%        05/01/26         11,117,993
      19,739,130  Nexstar Broadcasting, Inc., Incremental Term Loan B-4, 1 Mo.
                     LIBOR + 2.75%, 0.00% Floor...................................      4.55%        09/19/26         19,802,098
       1,323,266  Nexstar Broadcasting, Inc., Mission Term Loan B-3, 1 Mo.
                     LIBOR + 2.25%, 0.00% Floor...................................      4.28%        01/17/24          1,324,510
       6,659,437  Nexstar Broadcasting, Inc., Nexstar Term Loan B-3, 1 Mo.
                     LIBOR + 2.25%, 0.00% Floor...................................      4.05%        01/17/24          6,665,697
       4,327,625  Sinclair Television Group, Inc., Term Loan B-2, 1 Mo. LIBOR +
                     2.25%, 0.00% Floor...........................................      4.04%        01/03/24          4,316,806
                                                                                                                 ---------------
                                                                                                                      65,306,007
                                                                                                                 ---------------
                  BUILDING PRODUCTS -- 2.5%
       2,332,861  Beacon Roofing Supply, Inc., Term Loan B, 1 Mo. LIBOR +
                     2.25%, 0.00% Floor...........................................      4.04%        01/02/25          2,310,862
       8,015,865  JELD-WEN, Inc., Term Loan B-4, 3 Mo. LIBOR + 2.00%,
                     0.00% Floor..................................................      4.10%        12/14/24          7,993,821
      30,679,904  Quikrete Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%,
                     0.00% Floor..................................................      4.54%        11/15/23         30,536,015
                                                                                                                 ---------------
                                                                                                                      40,840,698
                                                                                                                 ---------------
                  CABLE & SATELLITE -- 2.7%
       5,263,494  Cablevision (aka CSC Holdings, LLC), March 2017 Term Loan
                     B-1, 1 Mo. LIBOR + 2.25%, 0.00% Floor........................      4.17%        07/17/25          5,232,071
      11,353,207  Cablevision (aka CSC Holdings, LLC), October 2018 Incremental
                     Term Loan B-3, 1 Mo. LIBOR + 2.25%, 0.00% Floor..............      4.17%        01/15/26         11,262,382


                        See Notes to Financial Statements                 Page 9


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  CABLE & SATELLITE (CONTINUED)
$     11,260,803  Cablevision (aka CSC Holdings, LLC), Term Loan B-5, 2 Mo.
                     LIBOR + 2.50%, 0.00% Floor...................................      4.33%        04/15/27    $    11,240,062
         977,613  Mediacom Broadband LLC, Term Loan N, 1 Month LIBOR +
                     1.75%, 0.00% Floor...........................................      3.57%        02/15/24            975,980
      14,521,500  Virgin Media Investment Holdings Ltd., Term Loan N, 1 Mo.
                     LIBOR + 2.50%, 0.00% Floor...................................      4.42%        01/31/28         14,454,992
                                                                                                                 ---------------
                                                                                                                      43,165,487
                                                                                                                 ---------------
                  CASINOS & GAMING -- 8.2%
       7,026,575  Aristocrat Technologies, Inc., Term Loan B-3, 3 Mo. LIBOR +
                     1.75%, 0.00% Floor...........................................      3.72%        10/19/24          7,038,520
      24,774,724  Caesars Resort Collection LLC, Term Loan B, 1 Mo. LIBOR +
                     2.75%, 0.00% Floor...........................................      4.54%        12/22/24         24,390,221
      21,573,891  CityCenter Holdings LLC, Term Loan B, 1 Mo. LIBOR + 2.25%,
                     0.75% Floor..................................................      4.04%        04/18/24         21,567,203
         743,749  Golden Nugget, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%,
                     0.75% Floor..................................................      4.54%        10/04/23            741,771
      12,661,402  Golden Nugget, Inc., Term Loan B, 3 Mo. LIBOR + 2.75%,
                     0.75% Floor..................................................  4.68% - 4.72%    10/04/23         12,627,723
       2,899,880  MGM Growth Properties Operating Partnership LP, Term Loan B,
                     1 Mo. LIBOR + 2.00%, 0.00% Floor.............................      3.79%        03/23/25          2,907,130
       7,586,683  Scientific Games International, Inc., Term Loan B5, 1 Mo.
                     LIBOR + 2.75%, 0.00% Floor...................................      4.54%        08/14/24          7,494,201
      30,269,377  Stars Group Holdings B.V. (Amaya), Term Loan B, 3 Mo. LIBOR
                     + 3.50%, 0.00% Floor.........................................      5.60%        07/10/25         30,380,465
      15,073,740  Station Casinos, Inc. (Red Rocks), Term Loan B, 1 Mo. LIBOR +
                     2.50%, 0.75% Floor...........................................      4.29%        06/08/23         15,080,071
       2,239,986  Twin River Worldwide Holdings, Inc., Term Loan B, 1 Mo.
                     LIBOR + 2.75%, 0.00% Floor...................................      4.79%        05/10/26          2,239,986
       6,488,296  VICI Properties 1 LLC (Caesars), Term Loan B, 1 Mo. LIBOR +
                     2.00%, 0.00% Floor...........................................      3.85%        12/20/24          6,507,437
                                                                                                                 ---------------
                                                                                                                     130,974,728
                                                                                                                 ---------------
                  COAL & CONSUMABLE FUELS -- 0.1%
       2,984,848  Peabody Energy Corp., Term Loan B, 1 Mo. LIBOR + 2.75%,
                     0.00% Floor..................................................      4.54%        03/31/25          2,353,046
                                                                                                                 ---------------
                  COMMUNICATIONS EQUIPMENT -- 0.3%
       4,510,660  Commscope, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00%
                     Floor........................................................      5.04%        04/06/26          4,419,048
                                                                                                                 ---------------
                  CONSTRUCTION & ENGINEERING -- 0.0%
         553,399  Pike Corp., 2019 New Term Loans, 1 Mo. LIBOR + 3.25%,
                     0.00% Floor..................................................      5.04%        07/24/26            552,972
                                                                                                                 ---------------
                  ELECTRIC UTILITIES -- 0.6%
       9,522,372  Vistra Operations Co. LLC (TEX/TXU), 2018 Incremental Term
                     Loan B3, 1 Mo. LIBOR + 2.00%, 0.00% Floor....................  3.79% - 3.89%    12/31/25          9,552,177
                                                                                                                 ---------------
                  ENVIRONMENTAL & FACILITIES SERVICES -- 1.4%
       8,414,180  GFL Environmental, Inc., 2018 Incremental Term Loan B, 1 Mo.
                     LIBOR + 3.00%, 1.00% Floor...................................      4.79%        05/31/25          8,381,112
      14,715,205  Packers Holdings LLC, Term Loan B, 3 Mo. LIBOR + 3.25%,
                     1.00% Floor..................................................      5.57%        12/04/24         14,471,521
                                                                                                                 ---------------
                                                                                                                      22,852,633
                                                                                                                 ---------------


Page 10                 See Notes to Financial Statements


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  FOOD DISTRIBUTORS -- 0.3%
$      4,562,191  US Foods, Inc., 2019 Incremental Term Loan B, 1 Mo. LIBOR +
                     2.00%, 0.00% Floor...........................................      3.79%        08/31/26    $     4,574,235
                                                                                                                 ---------------
                  FOOD RETAIL -- 0.7%
      10,858,391  Albertson's LLC, Term Loan B-8, 1 Mo. LIBOR + 2.75%, 0.75%
                     Floor........................................................      4.54%        08/15/26         10,910,620
                                                                                                                 ---------------
                  HEALTH CARE FACILITIES -- 0.8%
         256,574  Acadia Healthcare Co., Inc., Term Loan B3, 1 Mo. LIBOR +
                     2.50%, 0.00% Floor...........................................      4.29%        02/11/22            256,774
       5,089,179  Acadia Healthcare Co., Inc., Term Loan B4, 1 Mo. LIBOR +
                     2.50%, 0.00% Floor...........................................      4.29%        02/16/23          5,093,149
       2,564,989  Gentiva Health Services, Inc. (Kindred at Home), Term Loan B,
                     1 Mo. LIBOR + 3.75%, 0.00% Floor.............................      5.56%        06/30/25          2,558,576
           4,288  Select Medical Corp., Term Loan B, 1 Mo. LIBOR + 2.50%,
                     0.00% Floor..................................................      4.33%        03/06/25              4,261
       5,247,535  Select Medical Corp., Term Loan B, 6 Mo. LIBOR + 2.50%,
                     0.00% Floor..................................................      4.58%        03/06/25          5,214,738
                                                                                                                 ---------------
                                                                                                                      13,127,498
                                                                                                                 ---------------
                  HEALTH CARE SERVICES -- 7.4%
       1,154,489  21st Century Oncology Holdings, Inc., Tranche B Term Loan,
                     3 Mo. LIBOR + 6.13%, 1.00% Floor.............................      8.14%        01/16/23          1,075,984
       1,587,113  Air Medical Group Holdings, Inc. (Global Medical Response),
                     2018 New Term Loan, 1 Mo. LIBOR + 4.25%, 1.00% Floor.........      6.04%        03/14/25          1,419,339
       3,642,102  Air Medical Group Holdings, Inc. (Global Medical Response),
                     Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor................      5.10%        04/28/22          3,263,105
       6,964,160  Air Methods Corp. (a/k/a ASP AMC Intermediate Holdings, Inc.),
                     Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor................      5.60%        04/21/24          5,548,137
       4,828,972  Athenahealth, Inc. (VVC Holding Corp.), Term Loan B, 3 Mo.
                     LIBOR + 4.50%, 0.00% Floor...................................      6.68%        02/15/26          4,785,222
      30,620,542  CHG Healthcare Services, Inc., Term Loan, 1 Mo. LIBOR +
                     3.00%, 1.00% Floor...........................................      4.79%        06/07/23         30,555,014
      17,775,029  DaVita, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00%
                     Floor........................................................      4.04%        08/12/26         17,814,667
      11,654,975  DuPage Medical Group (Midwest Physician Admin. Services
                     LLC), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.75% Floor..........      4.54%        08/15/24         11,416,049
      23,796,511  Envision Healthcare Corp., Term Loan B, 1 Mo. LIBOR + 3.75%,
                     0.00% Floor..................................................      5.54%        10/10/25         19,174,753
       8,962,343  Surgery Centers Holdings, Inc., Term Loan B, 1 Mo. LIBOR +
                     3.25%, 1.00% Floor...........................................      5.04%        08/31/24          8,641,222
       8,251,617  Team Health, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00%
                     Floor........................................................      4.54%        02/06/24          6,333,116
       5,316,320  U.S. Renal Care, Inc., Term Loan B, 1 Mo. LIBOR + 5.00%,
                     0.00% Floor..................................................      6.79%        06/28/26          4,901,435
       3,817,637  Verscend Technologies, Inc., Term Loan B, 1 Mo. LIBOR +
                     4.50%, 0.00% Floor...........................................      6.29%        08/27/25          3,817,637
         568,702  Vizient, Inc., Term Loan B-5, 1 Mo. LIBOR + 2.50%, 0.00%
                     Floor........................................................      4.29%        04/30/26            568,526
                                                                                                                 ---------------
                                                                                                                     119,314,206
                                                                                                                 ---------------
                  HEALTH CARE TECHNOLOGY -- 1.6%
      23,579,566  Change Healthcare Holdings, Term Loan B, 1 Mo. LIBOR +
                     2.50%, 1.00% Floor...........................................      4.29%        03/01/24         23,426,770


                        See Notes to Financial Statements                Page 11


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  HEALTH CARE TECHNOLOGY (CONTINUED)
$      2,268,939  Press Ganey (Azalea TopCo, Inc.), Term Loan B, 1 Mo. LIBOR
                     + 3.50%, 0.00% Floor.......................................        5.29%       07/25/26     $     2,231,502
                                                                                                                 ---------------
                                                                                                                      25,658,272
                                                                                                                 ---------------
                  HOTELS, RESORTS & CRUISE LINES -- 0.2%
       3,610,406  Four Seasons Holdings, Inc., Term Loan B, 1 Mo. LIBOR +
                     2.00%, 0.00% Floor...........................................      3.79%        11/30/23          3,621,923
                                                                                                                 ---------------
                  HOUSEHOLD APPLIANCES -- 0.5%
       9,220,213  Traeger Grills (TGP Holdings III LLC), Term Loan B, 1 Mo.
                     LIBOR + 4.25%, 1.00% Floor...................................      6.04%        09/25/24          8,597,849
                                                                                                                 ---------------
                  HUMAN RESOURCE & EMPLOYMENT SERVICES -- 0.6%
       9,460,940  Alight, Inc. (fka Tempo Acq.), Term Loan B, 1 Mo. LIBOR +
                     3.00%, 0.00% Floor...........................................      4.79%        05/01/24          9,458,953
                                                                                                                 ---------------
                  HYPERMARKETS & SUPER CENTERS -- 1.2%
      19,838,350  BJ's Wholesale Club, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%,
                     0.00% Floor..................................................      4.67%        02/03/24         19,834,978
                                                                                                                 ---------------
                  INSURANCE BROKERS -- 8.0%
       1,661,988  Alliant Holdings I, LLC, 2019 New Term Loan, 1 Mo. LIBOR +
                     3.25%, 0.00% Floor...........................................      5.17%        05/10/25          1,632,073
      18,520,748  Alliant Holdings I, LLC, Initial Term Loan, 1 Mo. LIBOR +
                     3.00%, 0.00% Floor...........................................      4.80%        05/09/25         18,026,058
      37,939,734  AmWINS Group, Inc., Term Loan B (First Lien), 1 Mo. LIBOR
                     + 2.75%, 1.00% Floor.........................................  4.54% - 4.74%    01/25/24         37,856,646
       2,898,551  HUB International Ltd., 2019 Incremental Term Loan B2, 3 Mo.
                     LIBOR + 4.00%, 1.00% Floor...................................      5.90%        04/25/25          2,892,754
          94,314  HUB International Ltd., Term Loan B, 2 Mo. LIBOR + 3.00%,
                     0.00% Floor..................................................      4.90%        04/25/25             92,175
      37,159,133  HUB International Ltd., Term Loan B, 3 Mo. LIBOR + 3.00%,
                     0.00% Floor..................................................      4.94%        04/25/25         36,316,364
      10,388,119  National Financial Partners Corp. (NFP), Term Loan B, 1 Mo.
                     LIBOR + 3.00%, 0.00% Floor...................................      4.79%        01/06/24         10,069,099
      22,223,280  USI, Inc. (fka Compass Investors, Inc.), Term Loan B, 3 Mo.
                     LIBOR + 3.00%, 0.00% Floor...................................      5.10%        05/15/24         21,551,025
                                                                                                                 ---------------
                                                                                                                     128,436,194
                                                                                                                 ---------------
                  INTEGRATED TELECOMMUNICATION SERVICES -- 1.0%
      16,191,163  CenturyLink, Inc. (Qwest), Term Loan B, 1 Mo. LIBOR + 2.75%,
                     0.00% Floor..................................................      4.54%        01/31/25         16,015,165
                                                                                                                 ---------------
                  INVESTMENT BANKING & BROKERAGE -- 0.7%
      10,472,203  Citadel Securities LP, Term Loan B, 1 Mo. LIBOR + 3.50%,
                     0.00% Floor..................................................      5.29%        02/28/26         10,491,891
                                                                                                                 ---------------
                  LEISURE FACILITIES -- 0.9%
      17,088,204  ClubCorp Holdings, Inc., Term Loan B, 3 Mo. LIBOR + 2.75%,
                     0.00% Floor..................................................      4.85%        09/18/24         14,973,539
                                                                                                                 ---------------
                  LIFE SCIENCES TOOLS & SERVICES -- 3.6%
      12,773,426  Ortho-Clinical Diagnostics, Inc., Term Loan B, 3 Mo. LIBOR +
                     3.25%, 0.00% Floor...........................................      5.31%        05/31/25         12,188,020
      12,475,829  Parexel International Corp., Term Loan B, 1 Mo. LIBOR +
                     2.75%, 0.00% Floor...........................................      4.54%        09/27/24         11,898,822
      19,451,638  Pharmaceutical Product Development, Inc. (PPDI), Term Loan B,
                     1 Mo. LIBOR + 2.50%, 1.00% Floor.............................      4.29%        08/18/22         19,403,009


Page 12                 See Notes to Financial Statements


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  LIFE SCIENCES TOOLS & SERVICES (CONTINUED)
$     13,919,991  Sotera Health Holdings LLC (Sterigenics), Term Loan B, 3 Mo.
                     LIBOR + 3.00%, 1.00% Floor...................................      4.93%        05/15/22    $    13,658,991
                                                                                                                 ---------------
                                                                                                                      57,148,842
                                                                                                                 ---------------
                  MANAGED HEALTH CARE -- 2.3%
      30,043,286  Multiplan, Inc. (MPH), Term Loan B, 3 Mo. LIBOR + 2.75%,
                     1.00% Floor..................................................      4.85%        06/07/23         28,107,597
       8,728,550  Versant Health (Wink Holdco, Inc.), Initial Term Loan, 1 Mo.
                     LIBOR + 3.00%, 1.00% Floor...................................      4.79%        12/02/24          8,519,414
                                                                                                                 ---------------
                                                                                                                      36,627,011
                                                                                                                 ---------------
                  METAL & GLASS CONTAINERS -- 1.1%
      16,851,931  Berry Global, Inc., Term Loan U, 1 Mo. LIBOR + 2.50%, 0.00%
                     Floor........................................................      4.44%        07/01/26         16,901,139
                                                                                                                 ---------------
                  MOVIES & ENTERTAINMENT -- 2.0%
       8,394,815  AMC Entertainment, Inc., Term Loan B, 3 Mo. LIBOR + 3.00%,
                     0.00% Floor..................................................      5.23%        04/22/26          8,386,672
      23,223,414  Cineworld Group PLC (Crown), Term Loan B, 1 Mo. LIBOR +
                     2.25%, 0.00% Floor...........................................      4.04%        02/05/25         22,893,642
                                                                                                                 ---------------
                                                                                                                      31,280,314
                                                                                                                 ---------------
                  OTHER DIVERSIFIED FINANCIAL SERVICES -- 5.1%
      32,480,938  AlixPartners LLP, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00%
                     Floor........................................................      4.54%        04/04/24         32,426,695
      28,860,928  Duff & Phelps Corp. (Deerfield Dakota), Initial Term Loan,
                     1 Mo. LIBOR + 3.25%, 1.00% Floor.............................      5.04%        02/13/25         27,794,228
      20,943,723  Refinitiv US Holdings, Inc., Initial Dollar Term Loan, 1 Mo.
                     LIBOR + 3.75%, 0.00% Floor...................................      5.54%        10/01/25         21,043,206
       1,116,619  Wex, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor........      4.04%        05/17/26          1,120,014
                                                                                                                 ---------------
                                                                                                                      82,384,143
                                                                                                                 ---------------
                  PACKAGED FOODS & MEATS -- 0.5%
         873,807  B&G Foods, Inc., Term Loan B, 2 Mo. LIBOR + 2.50%,
                     0.00% Floor..................................................      4.48%        09/30/26            876,542
       1,290,817  BellRing Brands, LLC, Term Loan B, 1 Mo. LIBOR + 5.00%,
                     0.00% Floor..................................................      6.79%        10/21/24          1,286,790
       2,011,864  Hostess Brands, LLC (HB Holdings), Term Loan B, 1 Mo.
                     LIBOR + 2.25%, 0.75% Floor...................................      4.04%        08/03/25          2,000,557
       4,535,893  Hostess Brands, LLC (HB Holdings), Term Loan B, 3 Mo.
                     LIBOR + 2.25%, 0.75% Floor...................................      4.18%        08/03/25          4,510,401
                                                                                                                 ---------------
                                                                                                                       8,674,290
                                                                                                                 ---------------
                  PAPER PACKAGING -- 2.1%
      33,424,820  Reynolds Group Holdings, Inc., U.S. Term Loan, 1 Mo. LIBOR
                     + 2.75%, 0.00% Floor.........................................      4.54%        02/05/23         33,406,437
                                                                                                                 ---------------
                  PHARMACEUTICALS -- 5.3%
       1,132,480  Akorn, Inc., Loan, 1 Mo. LIBOR + 7.00%, 1.00% Floor.............      8.81%        04/16/21          1,045,846
      41,731,143  Bausch Health Cos., Inc. (Valeant), Term Loan B, 1 Mo. LIBOR
                     + 3.00%, 0.00% Floor.........................................      4.92%        06/01/25         41,865,935
      23,736,879  Endo LLC, Term Loan B, 1 Mo. LIBOR + 4.25%, 0.75% Floor.........      6.06%        04/29/24         21,790,455
      11,173,234  GoodRX, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00%
                     Floor........................................................      4.60%        10/15/25         11,136,921
       5,547,971  Grifols Worldwide Operations Ltd., Tranche B Term Loan,
                     1 Month LIBOR + 2.25%, 0.00% Floor...........................      4.09%        01/31/25          5,552,742


                        See Notes to Financial Statements                Page 13


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  PHARMACEUTICALS (CONTINUED)
$      2,275,825  Mallinckrodt International Finance S.A., 2017 Term Loan B,
                     3 Mo. LIBOR + 2.75%, 0.75% Floor.............................      4.85%        09/24/24    $     1,778,398
       1,632,631  Mallinckrodt International Finance S.A., 2018 Incremental Term
                     Loan, 3 Mo. LIBOR + 3.00%, 0.75% Floor.......................      5.18%        02/24/25          1,268,358
                                                                                                                 ---------------
                                                                                                                      84,438,655
                                                                                                                 ---------------
                  REAL ESTATE SERVICES -- 0.2%
       1,955,628  Cushman & Wakefield (DTZ U.S. Borrower LLC), Term Loan,
                     1 Mo. LIBOR + 3.25%, 0.00% Floor.............................      5.04%        08/21/25          1,957,251
       1,919,839  Realogy Corp., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75%
                     Floor........................................................      4.07%        02/08/25          1,816,648
                                                                                                                 ---------------
                                                                                                                       3,773,899
                                                                                                                 ---------------
                  RESEARCH & CONSULTING SERVICES -- 0.2%
       1,056,217  Clarivate Analytics PLC (Camelot), Term Loan B, 1 Mo. LIBOR
                     + 3.25%, 0.00% Floor.........................................      5.03%        10/31/26          1,058,857
       1,616,222  TransUnion LLC, Term Loan B4, 1 Mo. LIBOR + 2.00%, 0.00%
                     Floor........................................................      4.04%        06/19/25          1,617,741
                                                                                                                 ---------------
                                                                                                                       2,676,598
                                                                                                                 ---------------
                  RESTAURANTS -- 1.7%
      17,176,584  1011778 B.C. Unlimited Liability Co. (Restaurant Brands) (aka
                     Burger King/Tim Horton's), Term Loan B-3, 1 Mo. LIBOR +
                     2.25%, 1.00% Floor...........................................      4.04%        02/15/24         17,189,467
       1,888,349  IRB Holding Corp. (Arby's/Inspire Brands), Term Loan B, 3 Mo.
                     LIBOR + 3.25%, 1.00% Floor...................................  5.19% - 5.22%    01/18/25          1,871,827
       8,262,592  Portillo's Holdings LLC, Term B Loan (First Lien), 3 Mo. LIBOR
                     + 4.50%, 1.00% Floor.........................................      6.60%        08/02/21          8,262,592
                                                                                                                 ---------------
                                                                                                                      27,323,886
                                                                                                                 ---------------
                  SECURITY & ALARM SERVICES -- 0.2%
       2,493,450  Garda World Security Corp., Term Loan B, 1 Mo. LIBOR +
                     4.75%, 0.00% Floor...........................................      6.55%        10/30/26          2,477,866
                                                                                                                 ---------------
                  SEMICONDUCTORS -- 0.3%
       2,007,581  ON Semiconductor Corp., Term Loan B, 1 Mo. LIBOR + 2.00%,
                     0.00% Floor..................................................      3.79%        09/19/26          2,015,330
       2,083,454  Western Digital Corp., U.S., Term Loan B-4, 1 Mo. LIBOR +
                     1.75%, 0.00% Floor...........................................      3.75%        04/29/23          2,074,600
                                                                                                                 ---------------
                                                                                                                       4,089,930
                                                                                                                 ---------------
                  SPECIALIZED CONSUMER SERVICES -- 2.0%
       6,547,400  Asurion LLC, Replacement B-2 Term Loan (Second Lien),
                     1 Mo. LIBOR + 6.50%, 0.00% Floor.............................      8.29%        08/04/25          6,573,590
       1,091,103  Asurion LLC, Term Loan B4, 1 Mo. LIBOR + 3.00%, 0.00%
                     Floor........................................................      4.79%        08/04/22          1,091,299
      16,591,686  Asurion LLC, Term Loan B6, 1 Mo. LIBOR + 3.00%, 0.00%
                     Floor........................................................      4.79%        11/03/23         16,609,439
       8,171,563  Asurion LLC, Term Loan B7, 1 Mo. LIBOR + 3.00%, 0.00%
                     Floor........................................................      4.79%        11/03/24          8,176,710
                                                                                                                 ---------------
                                                                                                                      32,451,038
                                                                                                                 ---------------
                  SPECIALTY CHEMICALS -- 0.6%
       9,109,961  H.B. Fuller Co., Term Loan B, 1 Mo. LIBOR + 2.00%,
                     0.00% Floor..................................................      3.85%        10/20/24          9,076,709
                                                                                                                 ---------------


Page 14                 See Notes to Financial Statements


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  SYSTEMS SOFTWARE -- 5.7%
$     20,890,485  Applied Systems, Inc., Term Loan (First Lien), 3 Mo. LIBOR +
                     3.00%, 1.00% Floor...........................................      5.10%        09/13/24    $    20,752,398
       2,331,175  Applied Systems, Inc., Term Loan (Second Lien), 3 Mo. LIBOR
                     + 7.00%, 1.00% Floor.........................................      9.10%        09/13/25          2,352,552
       2,005,125  Avast Software B.V. (Sybil), Term Loan B, 3 Mo. LIBOR +
                     2.25%, 1.00% Floor...........................................      4.35%        09/30/23          2,009,938
       7,905,469  Dynatrace LLC, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00%
                     Floor........................................................      4.54%        08/22/25          7,925,232
       4,080,552  McAfee, LLC, Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00%
                     Floor........................................................      5.55%        09/30/24          4,077,287
      10,473,523  Misys Financial Software Ltd. (Almonde, Inc.) (Finastra), Term
                     Loan B, 6 Mo. LIBOR + 3.50%, 1.00% Floor.....................      5.70%        06/13/24          9,995,721
      14,698,472  Riverbed Technology, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%,
                     1.00% Floor..................................................      5.04%        04/24/22         11,294,453
       8,243,907  SS&C European Holdings, S.A.R.L., Term Loan B-3, 1 Mo.
                     LIBOR + 2.25%, 0.00% Floor...................................      4.04%        04/16/25          8,257,675
       5,381,442  SS&C European Holdings, S.A.R.L., Term Loan B-4, 1 Mo.
                     LIBOR + 2.25%, 0.00% Floor...................................      4.04%        04/16/25          5,390,429
       6,263,407  SS&C European Holdings, S.A.R.L., Term Loan B-5, 1 Mo.
                     LIBOR + 2.25%, 0.00% Floor...................................      4.04%        04/16/25          6,278,313
       4,972,076  SUSE (Marcel Lux IV S.A.R.L.), Facility Term Loan B1 USD,
                     1 Mo. LIBOR + 3.25%, 0.00% Floor.............................      5.04%        03/15/26          4,829,129
       8,840,102  Vertafore, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00%
                     Floor........................................................      5.04%        06/15/25          8,546,523
                                                                                                                 ---------------
                                                                                                                      91,709,650
                                                                                                                 ---------------
                  TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS -- 0.9%
      14,501,367  Dell International LLC, Term Loan B, 1 Mo. LIBOR + 2.00%,
                     0.75% Floor..................................................      3.79%        09/16/25         14,553,427
                                                                                                                 ---------------
                  TOTAL SENIOR FLOATING-RATE LOAN INTERESTS....................................................    1,414,989,871
                  (Cost $1,446,433,853)                                                                          ---------------



    PRINCIPAL                                                                         STATED         STATED
      VALUE                                  DESCRIPTION                              COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS AND NOTES -- 8.4%

                  ALTERNATIVE CARRIERS -- 0.3%
         366,000  Level 3 Financing, Inc..........................................      5.38%        08/15/22            367,464
         500,000  Level 3 Financing, Inc..........................................      5.13%        05/01/23            508,125
       4,669,000  Level 3 Parent LLC..............................................      5.75%        12/01/22          4,692,345
                                                                                                                 ---------------
                                                                                                                       5,567,934
                                                                                                                 ---------------
                  APPLICATION SOFTWARE -- 0.1%
       1,070,000  Infor US, Inc...................................................      6.50%        05/15/22          1,088,725
                                                                                                                 ---------------
                  AUTO PARTS & EQUIPMENT -- 0.4%
       6,939,000  American Axle & Manufacturing, Inc..............................      6.63%        10/15/22          6,991,043
                                                                                                                 ---------------
                  BROADCASTING -- 2.9%
       2,541,000  Diamond Sports Group LLC / Diamond Sports Finance Co. (c).......      5.38%        08/15/26          2,661,698
       3,848,000  E.W. Scripps (The) Co. (c)......................................      5.13%        05/15/25          3,910,530
       7,343,000  Gray Television, Inc. (c).......................................      5.13%        10/15/24          7,627,541
       2,148,000  Gray Television, Inc. (c).......................................      5.88%        07/15/26          2,263,498
       2,125,000  Nexstar Broadcasting, Inc.......................................      5.88%        11/15/22          2,162,188


                        See Notes to Financial Statements                Page 15


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  BROADCASTING (CONTINUED)
$      9,889,000  Nexstar Broadcasting, Inc. (c)..................................      5.63%        08/01/24    $    10,342,707
       1,580,000  Nexstar Broadcasting, Inc. (c)..................................      5.63%        07/15/27          1,670,376
      14,626,000  Sinclair Television Group, Inc. (c).............................      5.63%        08/01/24         15,101,345
         791,000  Sinclair Television Group, Inc. (c).............................      5.88%        03/15/26            829,561
                                                                                                                 ---------------
                                                                                                                      46,569,444
                                                                                                                 ---------------
                  CABLE & SATELLITE -- 0.1%
         125,000  CCO Holdings LLC / CCO Holdings Capital Corp. (c)...............      5.88%        04/01/24            130,625
       1,621,000  CSC Holdings LLC (c)............................................      5.50%        05/15/26          1,712,181
                                                                                                                 ---------------
                                                                                                                       1,842,806
                                                                                                                 ---------------
                  CASINOS & GAMING -- 0.3%
         949,000  Boyd Gaming Corp................................................      6.88%        05/15/23            985,774
       1,350,000  Eldorado Resorts, Inc...........................................      7.00%        08/01/23          1,412,437
       1,906,000  Golden Nugget, Inc. (c).........................................      6.75%        10/15/24          1,968,136
                                                                                                                 ---------------
                                                                                                                       4,366,347
                                                                                                                 ---------------
                  COAL & CONSUMABLE FUELS -- 0.3%
       4,900,000  Peabody Energy Corp. (c)........................................      6.00%        03/31/22          4,557,000
                                                                                                                 ---------------
                  DIVERSIFIED REAL ESTATE ACTIVITIES -- 0.1%
         250,000  KB Home.........................................................      7.00%        12/15/21            269,875
         626,000  PulteGroup, Inc.................................................      5.50%        03/01/26            703,624
                                                                                                                 ---------------
                                                                                                                         973,499
                                                                                                                 ---------------
                  HEALTH CARE FACILITIES -- 2.0%
       3,478,000  Acadia Healthcare Co., Inc......................................      5.63%        02/15/23          3,547,560
       8,080,000  Tenet Healthcare Corp...........................................      8.13%        04/01/22          8,767,204
       6,130,000  Tenet Healthcare Corp. (c)......................................      4.63%        09/01/24          6,294,591
       8,764,000  Tenet Healthcare Corp. (c)......................................      4.88%        01/01/26          9,081,695
       5,008,000  Tenet Healthcare Corp. (c)......................................      5.13%        11/01/27          5,214,580
                                                                                                                 ---------------
                                                                                                                      32,905,630
                                                                                                                 ---------------
                  HEALTH CARE SERVICES -- 0.2%
       1,608,000  DaVita, Inc.....................................................      5.13%        07/15/24          1,645,418
       1,023,000  MEDNAX, Inc. (c)................................................      5.25%        12/01/23          1,038,345
                                                                                                                 ---------------
                                                                                                                       2,683,763
                                                                                                                 ---------------
                  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.3%
       5,264,000  Calpine Corp....................................................      5.38%        01/15/23          5,362,437
                                                                                                                 ---------------
                  INSURANCE BROKERS -- 0.4%
       4,717,000  AmWINS Group, Inc. (c)..........................................      7.75%        07/01/26          5,094,360
         893,000  HUB International Ltd. (c)......................................      7.00%        05/01/26            920,906
                                                                                                                 ---------------
                                                                                                                       6,015,266
                                                                                                                 ---------------
                  MANAGED HEALTH CARE -- 0.6%
      10,000,000  MPH Acquisition Holdings LLC (c)................................      7.13%        06/01/24          9,300,500
         976,000  Polaris Intermediate Corp. (c) (d)..............................      8.50%        12/01/22            822,280
                                                                                                                 ---------------
                                                                                                                      10,122,780
                                                                                                                 ---------------
                  MOVIES & ENTERTAINMENT -- 0.1%
       1,497,000  AMC Entertainment Holdings, Inc.................................      5.75%        06/15/25          1,427,913
                                                                                                                 ---------------
                  PAPER PACKAGING -- 0.1%
       1,000,000  Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC /
                     Reynolds Group Issuer Lu (c).................................      7.00%        07/15/24          1,036,875
                                                                                                                 ---------------


Page 16                 See Notes to Financial Statements


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


    PRINCIPAL                                                                         STATED         STATED
      VALUE                                  DESCRIPTION                              COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  REAL ESTATE SERVICES -- 0.1%
$      2,140,000  Realogy Group LLC / Realogy Co-Issuer Corp. (c).................      5.25%        12/01/21    $     2,150,700
                                                                                                                 ---------------
                  TRADING COMPANIES & DISTRIBUTORS -- 0.1%
         250,000  United Rentals North America, Inc...............................      5.88%        09/15/26            265,792
       1,099,000  United Rentals North America, Inc...............................      6.50%        12/15/26          1,193,789
                                                                                                                 ---------------
                                                                                                                       1,459,581
                                                                                                                 ---------------
                  TOTAL CORPORATE BONDS AND NOTES..............................................................      135,121,743
                  (Cost $132,517,919)                                                                            ---------------



     SHARES                                                 DESCRIPTION                                               VALUE
----------------  ---------------------------------------------------------------------------------------------  ---------------
EXCHANGE-TRADED FUNDS -- 2.0%

                  CAPITAL MARKETS -- 2.0%
         533,500  First Trust Enhanced Short Maturity ETF (e)..................................................       32,058,015
                                                                                                                 ---------------
                  TOTAL EXCHANGE-TRADED FUNDS..................................................................       32,058,015
                  (Cost $31,993,995)                                                                             ---------------



    PRINCIPAL                                                                         STATED         STATED
      VALUE                                  DESCRIPTION                              COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
FOREIGN CORPORATE BONDS AND NOTES -- 0.5%

                  CABLE & SATELLITE -- 0.1%
$      1,500,000  Virgin Media Secured Finance PLC (c)............................      5.50%        08/15/26          1,580,625
                                                                                                                 ---------------
                  DIVERSIFIED REAL ESTATE ACTIVITIES -- 0.0%
         250,000  Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II,
                     Inc. (c).....................................................      5.88%        04/15/23            271,250
                                                                                                                 ---------------
                  PHARMACEUTICALS -- 0.3%
       4,251,000  Bausch Health Cos., Inc. (c)....................................      5.88%        05/15/23          4,330,706
         250,000  Mallinckrodt International Finance SA / Mallinckrodt CB
                     LLC (c)......................................................      5.63%        10/15/23             91,250
                                                                                                                 ---------------
                                                                                                                       4,421,956
                                                                                                                 ---------------
                  RESTAURANTS -- 0.1%
       1,000,000  1011778 BC ULC / New Red Finance, Inc. (c)......................      5.00%        10/15/25          1,027,500
                                                                                                                 ---------------
                  TOTAL FOREIGN CORPORATE BONDS AND NOTES......................................................        7,301,331
                  (Cost $7,231,711)                                                                              ---------------



     SHARES                                                 DESCRIPTION                                               VALUE
----------------  ---------------------------------------------------------------------------------------------  ---------------
RIGHTS -- 0.0%

                  ELECTRIC UTILITIES -- 0.0%
           4,887  Vista Energy Corp. (f) (i)...................................................................            4,325
                                                                                                                 ---------------
                  LIFE SCIENCES TOOLS & SERVICES -- 0.0%
               1  New Millennium Holdco, Inc., Corporate Claim Trust (f) (g) (h) (i)...........................                0
               1  New Millennium Holdco, Inc., Corporate Claim Trust (f) (g) (h) (i)...........................                0
                                                                                                                 ---------------
                                                                                                                               0
                                                                                                                 ---------------
                  TOTAL RIGHTS.................................................................................            4,325
                  (Cost $8,491)                                                                                  ---------------


                        See Notes to Financial Statements                Page 17


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


     SHARES                                                 DESCRIPTION                                               VALUE
----------------  ---------------------------------------------------------------------------------------------  ---------------
MONEY MARKET FUNDS -- 2.2%

      35,666,062  Morgan Stanley Institutional Liquidity Funds - Treasury
                     Portfolio - Institutional Class - 1.68% (j)...............................................  $    35,666,062
                  (Cost $35,666,062)                                                                             ---------------

                  TOTAL INVESTMENTS -- 101.4%..................................................................    1,625,141,347
                  (Cost $1,653,852,031) (k)
                  NET OTHER ASSETS AND LIABILITIES -- (1.4)%...................................................      (21,993,414)
                                                                                                                 ---------------
                  NET ASSETS -- 100.0%.........................................................................  $ 1,603,147,933
                                                                                                                 ===============


-----------------------------

(a)   Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.

(b)   Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(c)   This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities
      Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., (the
      "Advisor"). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At October 31, 2019, securities noted as such amounted to $101,031,361 or 6.3% of net assets.

(d)   Senior Payment-in-kind ("PIK") Toggle Note. The issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in
      PIK interest. Interest paid in cash will accrue at the rate of 8.50% per annum ("Cash Interest Rate") and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the fiscal year ended October 31, 2019, this security paid all of its interest in cash.

(e)   Investment in an affiliated fund.

(f)   Non-income producing security.

(g)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At October 31, 2019, securities noted as such are valued at $0 or
      0.0% of net assets.

(h)   This security's value was determined using significant unobservable inputs
      (see Note 2A - Portfolio Valuation in the Notes to Financial Statements.

(i)   Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by the Advisor.

(j)   Rate shown reflects yield as of October 31, 2019.

(k)   Aggregate cost for federal income tax purposes is $1,655,160,446. As of
      October 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was
      $6,912,435 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was
      $36,931,534. The net unrealized depreciation was $30,019,099.

LIBOR - London Interbank Offered Rate

Page 18                 See Notes to Financial Statements


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31,
2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                           LEVEL 2          LEVEL 3
                                                          TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                         VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                        10/31/2019         PRICES           INPUTS           INPUTS
                                                      --------------   --------------   --------------   --------------
Senior Floating-Rate Loan Interests*..............    $1,414,989,871   $           --   $1,414,989,871   $           --
Corporate Bonds and Notes*........................       135,121,743               --      135,121,743               --
Exchange-Traded Funds*............................        32,058,015       32,058,015               --               --
Foreign Corporate Bonds and Notes*................         7,301,331               --        7,301,331               --
Rights
   Electric Utilities.............................             4,325               --            4,325               --
   Life Science Tools & Services..................                --**             --               --               --**
Money Market Funds................................        35,666,062       35,666,062               --               --
                                                      --------------   --------------   --------------   --------------
Total Investments.................................    $1,625,141,347   $   67,724,077   $1,557,417,270   $           --**
                                                      ==============   ==============   ==============   ==============


*  See Portfolio of Investments for industry breakout.
** Investment is valued at $0.

Level 3 Rights are fair valued by the Advisor's Pricing Committee and are footnoted in the Portfolio of Investments. These values are based on unobservable and non-quantitative inputs.

                        See Notes to Financial Statements                Page 19


FIRST TRUST SENIOR LOAN FUND (FTSL)

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2019


ASSETS:
Investments, at value - Unaffiliated......................................   $1,593,083,332
Investments, at value - Affiliated........................................       32,058,015
                                                                             --------------
Total investments, at value...............................................    1,625,141,347
Cash......................................................................          355,318
Receivables:
   Interest...............................................................        3,725,375
   Investment securities sold.............................................        1,433,381
   Dividends..............................................................          124,859
                                                                             --------------
      Total Assets........................................................    1,630,780,280
                                                                             --------------
LIABILITIES:
Payables:
   Investment securities purchased........................................       26,474,832
   Investment advisory fees...............................................        1,157,515
                                                                             --------------
      Total Liabilities...................................................       27,632,347
                                                                             --------------
NET ASSETS................................................................   $1,603,147,933
                                                                             ==============
NET ASSETS CONSIST OF:
Paid-in capital...........................................................   $1,659,288,131
Par value.................................................................          340,000
Accumulated distributable earnings (loss).................................      (56,480,198)
                                                                             --------------
NET ASSETS................................................................   $1,603,147,933
                                                                             ==============
NET ASSET VALUE, per share................................................   $        47.15
                                                                             ==============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share).................................       34,000,002
                                                                             ==============
Investments, at cost - Unaffiliated.......................................   $1,621,858,036
                                                                             ==============
Investments, at cost - Affiliated.........................................   $   31,993,995
                                                                             ==============
Total investments, at cost................................................   $1,653,852,031
                                                                             ==============


Page 20                 See Notes to Financial Statements


FIRST TRUST SENIOR LOAN FUND (FTSL)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2019


INVESTMENT INCOME:
Interest..................................................................   $   86,096,404
Dividends - Unaffiliated..................................................        1,305,154
Dividends - Affiliated....................................................          664,271
                                                                             --------------
   Total investment income................................................       88,065,829
                                                                             --------------
EXPENSES:
Investment advisory fees..................................................       13,992,543
                                                                             --------------
   Total expenses.........................................................       13,992,543
                                                                             --------------
NET INVESTMENT INCOME (LOSS)..............................................       74,073,286
                                                                             --------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
    Investments - Unaffiliated............................................      (11,627,556)
    Investments - Affiliated..............................................         (246,494)
                                                                             --------------
Net realized gain (loss)..................................................      (11,874,050)
                                                                             --------------
Net change in unrealized appreciation (depreciation) on:
    Investments - Unaffiliated............................................      (16,981,332)
    Investments - Affiliated..............................................          201,520
                                                                             --------------
Net change in unrealized appreciation (depreciation)......................      (16,779,812)
                                                                             --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)...................................      (28,653,862)
                                                                             --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS........................................................   $   45,419,424
                                                                             ==============


                        See Notes to Financial Statements                Page 21


FIRST TRUST SENIOR LOAN FUND (FTSL)

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               YEAR ENDED          YEAR ENDED
                                                                               10/31/2019          10/31/2018
                                                                             --------------      --------------
OPERATIONS:
Net investment income (loss)..............................................   $   74,073,286      $   60,462,917
Net realized gain (loss)..................................................      (11,874,050)         (7,452,518)
Net change in unrealized appreciation (depreciation)......................      (16,779,812)         (7,589,605)
                                                                             --------------      --------------
Net increase (decrease) in net assets resulting from operations...........       45,419,424          45,420,794
                                                                             --------------      --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.....................................................      (74,733,494)        (62,145,936)
Return of capital.........................................................         (385,786)           (939,193)
                                                                             --------------      --------------
Total distributions to shareholders.......................................      (75,119,280)        (63,085,129)
                                                                             --------------      --------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.................................................      157,940,483         559,969,294
Cost of shares redeemed...................................................     (408,996,170)                 --
                                                                             --------------      --------------
Net increase (decrease) in net assets resulting
   from shareholder transactions..........................................     (251,055,687)        559,969,294
                                                                             --------------      --------------
Total increase (decrease) in net assets...................................     (280,755,543)        542,304,959

NET ASSETS:
Beginning of period.......................................................    1,883,903,476       1,341,598,517
                                                                             --------------      --------------
End of period.............................................................   $1,603,147,933      $1,883,903,476
                                                                             ==============      ==============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...................................       39,450,002          27,800,002
Shares sold...............................................................        3,300,000          11,650,000
Shares redeemed...........................................................       (8,750,000)                 --
                                                                             --------------      --------------
Shares outstanding, end of period.........................................       34,000,002          39,450,002
                                                                             ==============      ==============


Page 22                 See Notes to Financial Statements


FIRST TRUST SENIOR LOAN FUND (FTSL)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                                   YEAR ENDED OCTOBER 31,
                                                          ------------------------------------------------------------------------
                                                              2019           2018           2017           2016           2015
                                                          ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period..................     $    47.75     $    48.26     $    48.32     $    48.07     $    49.09
                                                           ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)..........................           2.13           1.87           1.68           1.80           1.90
Net realized and unrealized gain (loss)...............          (0.57)         (0.43)         (0.04)          0.27          (1.03)
                                                           ----------     ----------     ----------     ----------     ----------
Total from investment operations......................           1.56           1.44           1.64           2.07           0.87
                                                           ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income.................................          (2.15)         (1.92)         (1.70)         (1.82)         (1.89)
Return of capital.....................................          (0.01)         (0.03)            --             --             --
                                                           ----------     ----------     ----------     ----------     ----------
Total distributions paid to shareholders..............          (2.16)         (1.95)         (1.70)         (1.82)         (1.89)
                                                           ----------     ----------     ----------     ----------     ----------
Net asset value, end of period........................     $    47.15     $    47.75     $    48.26     $    48.32     $    48.07
                                                           ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)......................................           3.37%          3.03%          3.43%          4.43%          1.75%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..................     $1,603,148     $1,883,903     $1,341,599     $  594,277     $  362,899
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets (b).....           0.85%          0.85%          0.85%          0.85%          0.85%
Ratio of net investment income (loss) to
   average net assets.................................           4.50%          3.94%          3.53%          3.84%          3.97%
Portfolio turnover rate (c)...........................             44%            88%           110%            67%            71%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements                Page 23


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                                OCTOBER 31, 2019

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15,
2010, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of nine funds that are offering shares. This report covers the First Trust Senior Loan Fund (the "Fund"), which trades under the ticker "FTSL" on The Nasdaq Stock Market LLC ("Nasdaq"). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are generally issued and redeemed for cash and, in certain circumstances, in-kind for securities in which the Fund invests. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

The Fund's primary investment objective is to provide high current income. The
Fund's secondary investment objective is the preservation of capital. Under normal market conditions, the Fund seeks to outperform each of the S&P/LSTA U.S.
Leveraged Loan 100 Index and the Markit iBoxx USD Liquid Leveraged Loan Index by
investing at least 80% of its net assets (including investment borrowings) in first lien senior floating rate bank loans ("Senior Loans")(1). The S&P/LSTA
U.S. Leveraged Loan 100 Index (the "Primary Index") is a market value-weighted index designed to measure the performance of the largest segment of the U.S.
syndicated leveraged loan market. The Primary Index consists of 100 loan facilities drawn from a larger benchmark, the S&P/LSTA Leveraged Loan Index. The
Markit iBoxx USD Liquid Leveraged Loan Index (the "Secondary Index") selects the
100 most liquid Senior Loans in the market. The Fund does not seek to track either the Primary or Secondary Index, but rather seeks to outperform each of the indices. It is anticipated that the Fund, in accordance with its principal investment strategy, will invest approximately 50% to 75% of its net assets in
Senior Loans that are eligible for inclusion in and meet the liquidity thresholds of the Primary and/or the Secondary Indices at the time of investment.

A Senior Loan is an advance or commitment of funds made by one or more banks or similar financial institutions to one or more corporations, partnerships or other business entities and typically pays interest at a floating or adjusting rate that is determined periodically at a designated premium above a base lending rate, most commonly the London Interbank Offered Rate. The Fund invests primarily in Senior Loans that are below investment grade quality at the time of investment. The Fund invests in Senior Loans made predominantly to businesses operating in North America, but may also invest in Senior Loans made to businesses operating outside of North America.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB")
Accounting Standards Codification ("ASC") Topic 946, "Financial
Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America
("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New
York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the
NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"),
in accordance with valuation procedures adopted by the Trust's Board of
Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

-----------------------------
(1)   The terms "security" and "securities" used throughout the Notes to
      Financial Statements include Senior Loans.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                                OCTOBER 31, 2019

      Senior Loans in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior
      Loans.

      Corporate bonds, corporate notes and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's
      Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;
            2)    reported trades;
            3)    broker/dealer quotes;
            4)    issuer spreads;
            5)    benchmark securities;
            6)    bids and offers; and
            7)    reference data including market research publications.

      Exchange-traded funds and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange
      Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and
      AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination.
      Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1)    the credit conditions in the relevant market and changes
                  thereto;
            2)    the liquidity conditions in the relevant market and changes thereto;
            3)    the interest rate conditions in the relevant market and
                  changes thereto (such as significant changes in interest
                  rates);
            4)    issuer-specific conditions (such as significant credit
                  deterioration); and
            5)    any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing
                  Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As

                                                                         Page 25


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                                OCTOBER 31, 2019

a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

            1)    the fundamental business data relating to the borrower/issuer;

            2)    an evaluation of the forces which influence the market in
                  which these securities are purchased and sold;

            3)    the type, size and cost of a security;

            4)    the financial statements of the borrower/issuer;

            5)    the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;

            6)    the information as to any transactions in or offers for the security;

            7)    the price and extent of public trading in similar securities
                  (or equity securities) of the borrower/issuer, or comparable companies;

            8)    the coupon payments;

            9)    the quality, value and salability of collateral, if any,
                  securing the security;

           10)    the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or
                  affiliate and an assessment of the borrower's/issuer's
                  management;

           11)    the prospects for the borrower's/issuer's industry, and
                  multiples (of earnings and/or cash flows) being paid for
                  similar businesses in that industry;

           12)    borrower's/issuer's competitive position within the industry;

           13)    borrower's/issuer's ability to access additional liquidity through public and/or private markets; and

           14)    other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of October 31, 2019, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method over the expected life of each respective borrowing for loans and bonds.

On July 27, 2017, the Financial Conduct Authority ("FCA") announced that it will no longer persuade or compel banks to submit rates for the calculation of the
London Interbank Offered Rates ("LIBOR") after 2021 (the "FCA Announcement").
Furthermore, in the United States, efforts to identify a set of alternative U.S.
dollar reference interest rates include proposals by the Alternative Reference
Rates Committee of the Federal Reserve Board and the Federal Reserve Bank of New
York. On August 24, 2017, the Federal Reserve Board requested public comment on a proposal by the Federal Reserve Bank of New York, in cooperation with the
Office of Financial Research, to produce three new reference rates intended to


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                                OCTOBER 31, 2019

serve as alternatives to LIBOR. These alternative rates are based on overnight repurchase agreement transactions secured by U.S. Treasury Securities. On
December 12, 2017, following consideration of public comments, the Federal
Reserve Board concluded that the public would benefit if the Federal Reserve
Bank of New York published the three proposed reference rates as alternatives to
LIBOR (the "Federal Reserve Board Notice").

At this time, it is not possible to predict the effect of the FCA Announcement, the Federal Reserve Board Notice, or other regulatory changes or announcements, any establishment of alternative reference rates or any other reforms to LIBOR that may be enacted in the United Kingdom, the United States or elsewhere. As such, the potential effect of any such event on the Fund cannot yet be determined.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans.
Interest income on such Senior Loans is not accrued until settlement date. The
Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed delivery or forward purchase commitments. The Fund had no when-issued, delayed-delivery, or forward purchase commitments as of
October 31, 2019.

C. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund had no unfunded loan commitments as of October
31, 2019.

D. AFFILIATED TRANSACTIONS

The Fund invests in securities of affiliated funds. Dividend income and realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statement of Operations. The Fund's investment performance and risks are directly related to the investment performance and risks of the affiliated funds.

Amounts related to these investments at October 31, 2019, and for the fiscal year then ended are as follows:


                                                                                CHANGE IN
                                                                                UNREALIZED     REALIZED
                        SHARES AT      VALUE AT                                APPRECIATION      GAIN        VALUE AT     DIVIDEND
    SECURITY NAME       10/31/2019    10/31/2018    PURCHASES       SALES     (DEPRECIATION)    (LOSS)      10/31/2019     INCOME
------------------------------------------------------------------------------------------------------------------------------------
First Trust Enhanced
   Short Maturity ETF       533,500  $ 74,975,000  $ 31,993,995  $(74,866,006) $    201,520  $   (246,494) $ 32,058,015  $   664,271


E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by the Fund, if any, are distributed at least annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker. Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

                                                                         Page 27

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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                                OCTOBER 31, 2019

The tax character of distributions paid during the fiscal years ended October
31, 2019 and 2018 was as follows:

Distributions paid from:                               2019            2018
Ordinary income.................................  $   74,733,494  $   62,145,936
Capital gains...................................              --              --
Return of capital...............................         385,786         939,193

As of October 31, 2019, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income...................  $          --
Accumulated capital and other gain (loss).......    (26,461,099)
Net unrealized appreciation (depreciation)......    (30,019,099)

F. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2016,
2017, 2018, and 2019 remain open to federal and state audit. As of October 31,
2019, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. As of October 31, 2019, the
Fund had non-expiring capital loss carryforwards available for federal income tax purposes of $26,461,099.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2019, the Fund had no net late year ordinary or capital losses.

In order to present paid-in capital and accumulated distributable earnings
(loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation
(depreciation) on investments) on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Fund. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended October 31,
2019, the adjustments for the Fund were as follows:

                               ACCUMULATED
            ACCUMULATED        NET REALIZED
           NET INVESTMENT      GAIN (LOSS)
           INCOME (LOSS)      ON INVESTMENTS     PAID-IN CAPITAL
           --------------     --------------     ---------------
           $      647,909     $     (647,909)    $            --

G. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

H. NEW ACCOUNTING PRONOUNCEMENTS

On March 30, 2017, the FASB issued Accounting Standards Update ("ASU") 2017-08
"Premium Amortization on Purchased Callable Debt Securities", which amends the amortization period for certain purchased callable debt securities held at a premium by shortening such period to the earliest call date. The new guidance requires an entity to amortize the premium on a callable debt security within its scope to the earliest call date, unless the guidance for considering estimated prepayments is applied. If the call option is not exercised at the earliest call date, the yield is reset to the effective yield using the payment


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                                OCTOBER 31, 2019

terms of the security. If the security has more than one call date and the premium was amortized to a call price greater than the next call price, any excess of the amortized cost basis over the amount repayable at the next call date will be amortized to that date. If there are no other call dates, any excess of the amortized cost basis over the paramount will be amortized to maturity. Discounts on purchased callable debt securities will continue to be amortized to the security's maturity date. The ASU 2017-08 is effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Earlier application is permitted for all entities, including adoption in an interim period. If an entity early adopts the ASU in an interim period, any adjustments must be reflected as of the beginning of the fiscal year that includes that interim period. Management is still assessing the impact of the adoption of ASU 2017-08 on the financial statements but does not expect it to have a material impact.

On August 28, 2018, the FASB issued ASU 2018-13, "Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement," which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU
2018-13 include new, eliminated, and modified disclosure requirements of ASC
820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13 for these financial statements, which did not result in a material impact.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement between the Trust and the
Advisor, First Trust manages the investment of the Fund's assets and is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, pro rata share of fees and expenses attributable to investments in other investment companies ("acquired fund fees and expenses"), brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.85% of its average daily net assets. In addition, the
Fund incurs acquired fund fees and expenses. The total of the unitary management fee and acquired fund fees and expenses represents the Fund's total annual operating expenses.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit
Committee, Nominating and Governance Committee and the Valuation Committee are
paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee
Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the fiscal year ended October 31, 2019, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $706,911,756 and $964,698,780, respectively.

For the fiscal year ended October 31, 2019, there were no in-kind transactions.

                                                                         Page 29


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                                OCTOBER 31, 2019

                                 5. BORROWINGS

The Trust, on behalf of the Fund, along with First Trust Exchange-Traded Fund
III and First Trust Series Fund have a $385 million Credit Agreement with The
Bank of Nova Scotia ("Scotia") as administrative agent for a group of lenders.
Prior to March 6, 2019, the commitment amount was $360 million. Scotia charges a commitment fee of 0.25% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans and an agency fee.
First Trust allocates the commitment fee and agency fee amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the fiscal year ended October 31, 2019.

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker dealers or large institutional investors that have entered into a participation agreement (an
"Authorized Participant"). Due to the nature of the Fund's investments, the
Fund's Creation Units are generally issued and redeemed for cash, although
Creation Units may be issued in-kind for securities in which the Fund invests in limited circumstances. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a creation transaction fee (the "Creation
Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and/or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share times the number of shares in a Creation
Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When Creation
Units are issued for cash, the Authorized Participant may also be assessed an amount to cover the cost of purchasing portfolio securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such securities. Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a standard redemption transaction fee (the
"Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and/or the countries in which the transactions are settled. When shares are redeemed for cash, the Authorized Participant may also be assessed an amount to cover other costs, including operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to portfolio securities sold in connection with the redemption.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2021.

                               8. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there was the following subsequent event:

On November 25, 2019, the commitment amount under the Credit Agreement with
Scotia was increased to $410 million.


--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF FIRST TRUST EXCHANGE-TRADED
FUND IV:

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statement of assets and liabilities of First
Trust Senior Loan Fund (the "Fund"), a series of the First Trust Exchange-Traded
Fund IV, including the portfolio of investments, as of October 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2019, by correspondence with the custodian, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Chicago, Illinois
December 23, 2019

We have served as the auditor of one or more First Trust investment companies since 2001.

                                                                         Page 31

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--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                          OCTOBER 31, 2019 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                            FEDERAL TAX INFORMATION

Distributions paid to foreign shareholders during the Fund's fiscal year ended
October 31, 2019 that were properly designated by the Fund as "interest-related dividends" or "short-term capital gain dividends" may not be subject to federal income tax provided that the income was earned directly by such foreign shareholders.

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the fiscal year ended October 31, 2019, none qualify for the corporate dividends received deduction available to corporate shareholders or as qualified dividend income.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                          OCTOBER 31, 2019 (UNAUDITED)

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations.

                                                                         Page 33


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                          OCTOBER 31, 2019 (UNAUDITED)

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S.
securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

              NOT FDIC INSURED   NOT BANK GUARANTEED   MAY LOSE VALUE

                               ADVISORY AGREEMENT

BOARD CONSIDERATIONS REGARDING APPROVAL OF CONTINUATION OF INVESTMENT MANAGEMENT
AGREEMENT

The Board of Trustees (the "Board") of First Trust Exchange-Traded Fund IV (the
"Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the "Agreement") with First
Trust Advisors L.P. (the "Advisor") on behalf of the First Trust Senior Loan
Fund (the "Fund"). The Board approved the continuation of the Agreement for a one-year period ending June 30, 2020 at a meeting held on June 2, 2019. The
Board determined that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the
Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 18, 2019 and June 2, 2019, the
Board, including the Independent Trustees, reviewed materials provided by the
Advisor responding to requests for information from counsel to the Independent
Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate payable by the Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the "Expense
Universe"), each assembled by Broadridge Financial Solutions, Inc.
("Broadridge"), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds ("ETFs") managed by the Advisor; the expense ratio of the Fund as compared to expense ratios of the funds in the Fund's Expense Group and Expense Universe; performance information for the Fund, including comparisons of the Fund's performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the "Performance
Universe"), each assembled by Broadridge; the nature of expenses incurred in providing services to the Fund and the potential for economies of scale, if any;
financial data on the Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. ("FTP"); and information on the Advisor's compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 18, 2019, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor.
Following the April meeting, independent legal counsel on behalf of the
Independent Trustees requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and independent legal counsel held prior to the June 2, 2019 meeting, as well as at the meeting held that day. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from the Fund's perspective. The Board determined that, given the totality of the information provided with respect to the Agreement, the Board had received sufficient information to renew the
Agreement. The Board considered that shareholders chose to invest or remain invested in the Fund knowing that the Advisor manages the Fund and knowing the
Fund's unitary fee.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                          OCTOBER 31, 2019 (UNAUDITED)

In reviewing the Agreement, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and the Fund, and reviewed all of the services provided by the Advisor to the Fund, as well as the background and experience of the persons responsible for such services. The Board noted that the Fund is an actively-managed ETF and noted that the Advisor's Leveraged Finance Investment
Team is responsible for the day-to-day management of the Fund's investments. The
Board considered the background and experience of the members of the Leveraged
Finance Investment Team and noted the Board's prior meetings with members of the
Team. The Board considered the Advisor's statement that it applies the same oversight model internally with its Leveraged Finance Investment Team as it uses for overseeing external sub-advisors, including portfolio risk monitoring and performance review. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor's and the Fund's compliance with the 1940 Act, as well as the Fund's compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Fund. Finally, as part of the Board's consideration of the
Advisor's services, the Advisor, in its written materials and at the April 18,
2019 meeting, described to the Board the scope of its ongoing investment in additional infrastructure and personnel to maintain and improve the quality of services provided to the Fund and the other funds in the First Trust Fund
Complex. In light of the information presented and the considerations made, the
Board concluded that the nature, extent and quality of the services provided to the Trust and the Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed the Fund consistent with its investment objective, policies and restrictions.

The Board considered the unitary fee rate payable by the Fund under the
Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the
Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The
Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor to other fund (including
ETFs) and non-fund clients, as applicable. Because the Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee for the Fund was above the median total (net) expense ratio of the peer funds in the Expense Group. With respect to the Expense Group, the Board, at the April
18, 2019 meeting, discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for actively-managed ETFs, including that there were only two other actively-managed
ETFs in the Expense Group, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the
Fund and other non-ETF clients that limited their comparability. In considering the unitary fee rate overall, the Board also considered the Advisor's statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor's description of its long-term commitment to the Fund.

The Board considered performance information for the Fund. The Board noted the process it has established for monitoring the Fund's performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Fund. The Board determined that this process continues to be effective for reviewing the Fund's performance. The Board received and reviewed information comparing the Fund's performance for periods ended December 31, 2018 to the performance of the funds in the Performance Universe and a blended benchmark index. Based on the information provided, the Board noted that the
Fund underperformed the Performance Universe median and the blended benchmark index for the one , three- and five-year periods ended December 31, 2018. The
Board noted information provided by the Advisor on reasons for the Fund's underperformance.

On the basis of all the information provided on the unitary fee and performance of the Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for the Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to the
Fund under the Agreement.

The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Fund and noted the Advisor's statement that it believes its expenses will likely increase over the next twelve months as the Advisor continues to hire personnel and build infrastructure, including technology, to improve the services to the Fund. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the
Fund. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to the

                                                                         Page 35


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                          OCTOBER 31, 2019 (UNAUDITED)

Fund for the twelve months ended December 31, 2018 and the estimated profitability level for the Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's profitability level for the Fund was not unreasonable. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Fund. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Fund. The Board concluded that the character and amount of potential fall-out benefits to the Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the
Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

                                  REMUNERATION

First Trust Advisors L.P. ("First Trust") is authorised and regulated by the
U.S. Securities and Exchange Commission and is entitled to market shares of certain funds it manages, including First Trust Senior Loan Fund (the "Fund"), in certain member states in the European Economic Area in accordance with the cooperation arrangements in Article 42 of the Alternative Investment Fund
Managers Directive (the "Directive"). First Trust is required under the
Directive to make disclosures in respect of remuneration. The following disclosures are made in line with First Trust's interpretation of currently available regulatory guidance on remuneration disclosures.

During the year ended December 31, 2018, the amount of remuneration paid (or to be paid) by First Trust Advisors L.P. in respect of the Fund is $4,856,836. This figure is comprised of $571,909 paid (or to be paid) in fixed compensation and
$4,284,927 paid (or to be paid) in variable compensation. There were a total of
21 beneficiaries of the remuneration described above. Those amounts include
$465,926 paid (or to be paid) to senior management of First Trust Advisors L.P.
and $4,390,910 paid (or to be paid) to other employees whose professional activities have a material impact on the risk profiles of First Trust Advisors
L.P. or the Fund (collectively, "Code Staff").

Code Staff included in the aggregated figures disclosed above are rewarded in line with First Trust's remuneration policy (the "Remuneration Policy") which is determined and implemented by First Trust's senior management. The Remuneration
Policy reflects First Trust's ethos of good governance and encapsulates the following principal objectives:

      i.    to provide a clear link between remuneration and performance of
            First Trust and to avoid rewarding for failure;

      ii.   to promote sound and effective risk management consistent with the risk profiles of the funds managed by First Trust; and

      iii.  to remunerate staff in line with the business strategy, objectives, values and interests of First Trust and the funds managed by First
            Trust in a manner that avoids conflicts of interest.

First Trust assesses various risk factors which it is exposed to when considering and implementing remuneration for Code Staff and considers whether any potential award to such person(s) would give rise to a conflict of interest.
First Trust does not reward failure, or consider the taking of risk or failure to take risk in its remuneration of Code Staff.

First Trust assesses performance for the purposes of determining payments in respect of performance-related remuneration of Code Staff by reference to a broad range of measures including (i) individual performance (using financial and non-financial criteria), and (ii) the overall performance of First Trust.
Remuneration is not based upon the performance of the Fund.

The elements of remuneration are balanced between fixed and variable and the senior management sets fixed salaries at a level sufficient to ensure that variable remuneration incentivises and rewards strong individual performance but does not encourage excessive risk taking.

No individual is involved in setting his or her own remuneration.


--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                          OCTOBER 31, 2019 (UNAUDITED)

The following tables identify the Trustees and Officers of the Trust. Unless otherwise indicated, the address of all persons is 120 East Liberty Drive, Suite
400, Wheaton, IL 60187.

The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.


                                                                                                   NUMBER OF            OTHER
                                                                                                 PORTFOLIOS IN     TRUSTEESHIPS OR
                                                                                                THE FIRST TRUST     DIRECTORSHIPS
           NAME,              TERM OF OFFICE AND                                                 FUND COMPLEX      HELD BY TRUSTEE
     YEAR OF BIRTH AND        YEAR FIRST ELECTED             PRINCIPAL OCCUPATIONS                OVERSEEN BY        DURING PAST
   POSITION WITH THE FUND        OR APPOINTED                 DURING PAST 5 YEARS                   TRUSTEE            5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                             INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee   o Indefinite Term   Physician, Officer, Wheaton Orthopedics;           162         None
(1951)                                             Limited Partner, Gundersen Real Estate
                               o Since Inception   Limited Partnership (June 1992 to
                                                   December 2016); Member, Sportsmed LLC
                                                   (April 2007 to November 2015)

Thomas R. Kadlec, Trustee      o Indefinite Term   President, ADM Investors Services, Inc.            162         Director of ADM
(1957)                                             (Futures Commission Merchant)                                  Investor Services,
                               o Since Inception                                                                  Inc., ADM
                                                                                                                  Investor Services
                                                                                                                  International,
                                                                                                                  Futures Industry
                                                                                                                  Association, and
                                                                                                                  National Futures
                                                                                                                  Association

Robert F. Keith, Trustee       o Indefinite Term   President, Hibs Enterprises (Financial and         162         Director of Trust
(1956)                                             Management Consulting)                                         Company of
                               o Since Inception                                                                  Illinois

Niel B. Nielson, Trustee       o Indefinite Term   Senior Advisor (August 2018 to Present),           162         None
(1954)                                             Managing Director and Chief Operating
                               o Since Inception   Officer (January 2015 to August 2018),
                                                   Pelita Harapan Educational Foundation
                                                   (Educational Product  and  Services);
                                                   President and Chief Executive Officer
                                                   (June 2012 to September 2014), Servant
                                                   Interactive LLC (Educational Products
                                                   and Services); President and Chief
                                                   Executive Officer (June 2012 to September
                                                   2014), Dew Learning LLC (Educational
                                                   Products and Services)

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James A. Bowen(1), Trustee,    o Indefinite Term   Chief Executive Officer, First Trust               162         None
Chairman of the Board                              Advisors L.P. and First Trust Portfolios
(1955)                         o Since Inception   L.P.; Chairman of the Board of Directors,
                                                   BondWave LLC (Software Development
                                                   Company) and Stonebridge Advisors LLC
                                                   (Investment Advisor)


-----------------------------

(1)   Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P.,
      investment advisor of the Trust.

                                                                         Page 37


--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                          OCTOBER 31, 2019 (UNAUDITED)


     NAME AND             POSITION AND OFFICES         TERM OF OFFICE AND                     PRINCIPAL OCCUPATIONS
   YEAR OF BIRTH               WITH TRUST              LENGTH OF SERVICE                       DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS(2)
------------------------------------------------------------------------------------------------------------------------------------
James M. Dykas        President and Chief Executive   o Indefinite Term      Managing Director and Chief Financial Officer
(1966)                Officer                                                (January 2016 to Present), Controller (January 2011
                                                      o Since January 2016   to January 2016), Senior Vice President (April 2007
                                                                             to January 2016), First Trust Advisors L.P. and First
                                                                             Trust Portfolios L.P.; Chief Financial Officer
                                                                             (January 2016 to Present), BondWave LLC
                                                                             (Software Development Company) and Stonebridge
                                                                             Advisors LLC (Investment Advisor)

Donald P. Swade       Treasurer, Chief Financial      o Indefinite Term      Senior Vice President (July 2016 to Present), Vice
(1972)                Officer and Chief                                      President (April 2012 to July 2016), First Trust
                      Accounting Officer              o Since January 2016   Advisors L.P. and First Trust Portfolios L.P.

W. Scott Jardine      Secretary and Chief             o Indefinite Term      General Counsel, First Trust Advisors L.P. and First
(1960)                Legal Officer                                          Trust Portfolios L.P.; Secretary and General
                                                      o Since Inception      Counsel, BondWave LLC; Secretary, Stonebridge
                                                                             Advisors LLC

Daniel J. Lindquist   Vice President                  o Indefinite Term      Managing Director, First Trust Advisors L.P. and
(1970)                                                                       First Trust Portfolios L.P.
                                                      o Since Inception

Kristi A. Maher       Chief Compliance Officer        o Indefinite Term      Deputy General Counsel, First Trust Advisors L.P.
(1966)                and Assistant Secretary                                and First Trust Portfolios L.P.
                                                      o Since Inception

Roger F. Testin       Vice President                  o Indefinite Term      Senior Vice President, First Trust Advisors L.P.
(1966)                                                                       and First Trust Portfolios L.P.
                                                      o Since Inception

Stan Ueland           Vice President                  o Indefinite Term      Senior Vice President, First Trust Advisors L.P.
(1970)                                                                       and First Trust Portfolios L.P.
                                                      o Since Inception


-----------------------------

(2)   The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.


--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                          OCTOBER 31, 2019 (UNAUDITED)

                                 PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

      o     Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews,
            applications, agreements or other forms;

      o     Information about your transactions with us, our affiliates or others;

      o     Information we receive from your inquiries by mail, e-mail or telephone; and

      o     Information we collect on our website through the use of "cookies".
            For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o     In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o     We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.

USE OF WEBSITE ANALYTICS

We currently use third party analytics tools, Google Analytics and AddThis, to gather information for purposes of improving First Trust's website and marketing our products and services to you. These tools employ cookies, which are small pieces of text stored in a file by your web browser and sent to websites that you visit, to collect information, track website usage and viewing trends such as the number of hits, pages visited, videos and PDFs viewed and the length of user sessions in order to evaluate website performance and enhance navigation of the website. We may also collect other anonymous information, which is generally limited to technical and web navigation information such as the IP address of your device, internet browser type and operating system for purposes of analyzing the data to make First Trust's website better and more useful to our users. The information collected does not include any personal identifiable information such as your name, address, phone number or email address unless you provide that information through the website for us to contact you in order to answer your questions or respond to your requests. To find out how to opt-out of these services click on: Google Analytics and AddThis.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually.
We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at
1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust
Advisors).

March 2019

                                                                         Page 39


                      This page intentionally left blank.


FIRST TRUST

First Trust Exchange-Traded Fund IV

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund IV

--------------------------------------------------------------------------------

First Trust Tactical High
Yield ETF (HYLS)

Annual Report
For the Year Ended
October 31, 2019


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                                 ANNUAL REPORT
                                OCTOBER 31, 2019

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (First Trust Tactical High Yield ETF; hereinafter referred to as the
"Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The
Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional
Information section of this report for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary from the portfolio management team of the
Fund, you may obtain an understanding of how the market environment affected the
Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of a relevant market benchmark.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the
Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                OCTOBER 31, 2019

Dear Shareholders:

First Trust is pleased to provide you with the annual report for the First Trust
Tactical High Yield ETF (the "Fund"), which contains detailed information about the Fund for the twelve months ended October 31, 2019, including a market overview and a performance analysis. We encourage you to read this report carefully and discuss it with your financial advisor.

One of our responsibilities as asset managers is to be good listeners. Perhaps the most effective way in which we do this continually is by paying close attention to mutual fund and exchange-traded fund (ETF) money flows. After all, investors vote with their dollars, and money flows provide valuable feedback with respect to their biases. Over the past 12 months, we have learned that investors, in general, have grown more risk-averse. For the 12-month period ended October 31, 2019, investors funneled an estimated net $359.56 billion into bond mutual funds and ETFs, while liquidating an estimated net $56.86 billion from equity mutual funds and ETFs, according to data from Morningstar. Over the same period, money market funds took in an estimated net $583.27 billion. Those figures were more balanced for the full-year 2018. Those estimated net flows were as follows: $94.42 billion (equity mutual funds & ETFs); $137.60 billion
(bond mutual funds & ETFs); and $161.60 billion (money market funds).

In addition to monitoring fund flows, we watch the performance of all the asset classes. Market returns can either help validate or invalidate our interpretation of money flows. As we noted above, we believe that investors have tempered their appetite for risk, and the returns on the major sectors that comprise the S&P 500(R) Index back it up. For the 12-month period ended October
31, 2019, as measured by total return, the top performers were Real Estate and
Utilities, up 26.72% and 23.71%, respectively, according to Bloomberg. The S&P
500(R) Index posted a total return of 14.33% for the period. These two sectors are defensive in nature. They also tend to distribute cash dividends that are often well above those sectors that are more cyclical in nature. The higher dividend distributions likely drew the attention of fixed-income investors dissatisfied with the current low-yield climate in the bond market, in our opinion.

The absence of a new trade deal between the U.S. and China has been a bit of a wet blanket on the global economy. Global growth projections have been trimmed over time by such organizations as the International Monetary Fund. The tariffs have been in play for 19 months and counting as of October 2019. While the lack of any significant progress in the negotiations between the U.S. and China is a concern, we believe a remedy will be found. Remember, as uncertain as things may appear in the current climate, investors with diversified investment portfolios were most likely rewarded over the past 12 months. Stay the course and stay engaged!

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

The primary investment objective of the First Trust Tactical High Yield ETF (the
"Fund") is to provide current income. The Fund's secondary investment objective is to provide capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets (including investment borrowings) in high yield debt securities that are rated below investment grade at the time of purchase or unrated securities deemed by the Fund's advisor to be of comparable quality. Below investment grade securities are those that, at the time of purchase, are rated lower than "BBB-" by Standard & Poor's Ratings Group, a division of the McGraw Hill Companies, Inc., or lower than "Baa3" by Moody's
Investors Service, Inc., or comparably rated by another nationally recognized statistical rating organization. High yield debt securities that are rated below investment grade are commonly referred to as "junk" debt. Such securities may include U.S. and non-U.S. corporate debt obligations, bank loans and convertible bonds. For purposes of determining whether a security is below investment grade, the lowest available rating will be considered. The Fund may invest up to 10% of its net assets (including investment borrowings) in non-U.S. securities denominated in non-U.S. currencies. The Fund may invest in non-income producing securities including Distressed Securities (defined below) and common stocks.
Companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations or financial restructurings are referred to herein as "Distressed Securities." The Fund invests no more than
15% of its net assets in Distressed Securities, as determined at the time of the investment. The Fund may also invest in investment grade corporate debt obligations and government securities to manage overall credit and duration risk. The Fund does not have any portfolio maturity limitation and may invest its assets in securities with short-term, medium-term or long-term maturities.
The Fund may, under normal market conditions, invest up to 40% of its net assets
(including investment borrowings) in bank loans; however the Fund invests no more than 15% of its net assets (including investment borrowings) in junior loans, and all other bank loans in which the Fund invests are first lien senior secured floating rate bank loans. The Fund may, under normal market conditions, invest up to 30% of its net assets (including investment borrowings) in U.S.
exchange-traded options on futures contracts and U.S. exchange-traded futures contracts. There can be no assurance that the Fund's investment objective will be achieved. The Fund may not be appropriate for all investors.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                     AVERAGE ANNUAL                          CUMULATIVE
                                                                      TOTAL RETURNS                         TOTAL RETURNS
                                            1 Year Ended   5 Years Ended   Inception (2/25/13)   5 Years Ended   Inception (2/25/13)
                                              10/31/19       10/31/19          to 10/31/19         10/31/19          to 10/31/19
FUND PERFORMANCE
NAV                                            7.90%           4.36%              5.13%             23.78%             39.70%
Market Price                                   7.99%           4.40%              5.13%             24.05%             39.66%

INDEX PERFORMANCE
ICE BofAML US High Yield
   Constrained Index                           8.32%           5.18%              5.44%             28.72%             42.49%
------------------------------------------------------------------------------------------------------------------------------------


Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Annual
Total Returns" represent the total change in value of an investment over the periods indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of the shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

-----------------------------------------------------------
                                       % OF TOTAL LONG-TERM
INDUSTRY CLASSIFICATION                   INVESTMENTS(1)
-----------------------------------------------------------
Media                                          16.5%
Health Care Providers & Services               14.1
Hotels, Restaurants & Leisure                  12.5
Insurance                                       8.3
Software                                        7.2
Pharmaceuticals                                 5.5
Diversified Financial Services                  3.7
Diversified Telecommunication
   Services                                     3.2
Real Estate Management &
   Development                                  2.9
Building Products                               2.4
Containers & Packaging                          2.4
Technology Hardware, Storage &
   Peripherals                                  1.7
Food Products                                   1.7
Diversified Consumer Services                   1.7
Food & Staples Retailing                        1.6
Life Sciences Tools & Services                  1.6
Auto Components                                 1.5
Health Care Technology                          1.2
Commercial Services & Supplies                  1.2
Oil, Gas & Consumable Fuels                     1.2
Aerospace & Defense                             1.1
Entertainment                                   1.0
Capital Markets                                 1.0
Professional Services                           0.9
Wireless Telecommunication Services             0.7
Household Durables                              0.6
Trading Companies & Distributors                0.4
Consumer Finance                                0.4
Specialty Retail                                0.4
Equity Real Estate Investment Trusts
   (REITs)                                      0.3
Independent Power and Renewable
   Electricity Producers                        0.3
Electric Utilities                              0.2
IT Services                                     0.2
Metals & Mining                                 0.2
Communications Equipment                        0.1
Electronic Equipment, Instruments &
   Components                                   0.1
Semiconductors Equipment & Products             0.0*
Health Care Equipment & Supplies                0.0*
Chemicals                                       0.0*
Industrial Conglomerates                        0.0*
                                             --------
     Total                                    100.0%
                                             ========
*  Amount is less than 0.1%.

-----------------------------------------------------------
                                       % OF TOTAL LONG-TERM
ASSET CLASSIFICATION                      INVESTMENTS(1)
-----------------------------------------------------------
Corporate Bonds                                57.8%
Senior Floating-Rate Loan Interests            35.8
Foreign Corporate Bonds                         6.4
Rights                                          0.0*
                                             --------
     Total                                    100.0%
                                             ========

-----------------------------------------------------------
                                        % OF SENIOR LOANS
                                            AND OTHER
CREDIT QUALITY (S&P RATINGS)(2)         DEBT SECURITIES(1)
-----------------------------------------------------------
BBB-                                            2.5%
BB+                                             2.3
BB                                             11.2
BB-                                            14.8
B+                                             17.2
B                                              23.9
B-                                             19.2
CCC+                                            7.8
CCC                                             1.1
D                                               0.0*
                                             --------
     Total                                    100.0%
                                             ========

-----------------------------------------------------------
                                       % OF TOTAL LONG-TERM
TOP 10 ISSUERS                            INVESTMENTS(1)
-----------------------------------------------------------
Bausch Health Cos., Inc. (Valeant)              3.2%
Tenet Healthcare Corp.                          3.1
HUB International Ltd.                          3.0
Cablevision (aka CSC Holdings, LLC)             2.8
Sinclair Television Group, Inc.                 2.6
Gray Television, Inc.                           2.4
AmWINS Group, Inc.                              2.3
Nexstar Broadcasting, Inc.                      2.0
MPH Acquisition Holdings, LLC                   1.8
Stars Group Holdings B.V. (Amaya)               1.8
                                             --------
     Total                                     25.0%
                                             ========

(1)   Percentages are based on the long positions only. Money market funds and short positions are excluded.

(2)   The ratings are by Standard & Poor's Rating Group, a division of the
      McGraw-Hill Companies, Inc. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest).
      Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

                                                                          Page 3


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)


              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                  FEBRUARY 25, 2013 - OCTOBER 31, 2019

            First Trust Tactical       ICE BofAML US High
               High Yield ETF        Yield Constrained Index
2/25/13           $10,000                    $10,000
4/30/13            10,403                     10,308
10/31/13           10,676                     10,458
4/30/14            11,167                     10,956
10/31/14           11,285                     11,070
4/30/15            11,493                     11,238
10/31/15           11,376                     10,845
4/30/16            11,519                     11,089
10/31/16           11,933                     11,950
4/30/17            12,431                     12,602
10/31/17           12,744                     13,042
4/30/18            12,748                     13,012
10/31/18           12,948                     13,154
4/30/19            13,650                     13,885
10/31/19           13,970                     14,249


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH OCTOBER 31, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period November 1, 2014 through
October 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


                          NUMBER OF DAYS BID/ASK MIDPOINT               NUMBER OF DAYS BID/ASK MIDPOINT
                                    AT/ABOVE NAV                                   BELOW NAV
                      ----------------------------------------      ----------------------------------------
                      0.00%-     0.50%-     1.00%-                  0.00%-     0.50%-     1.00%-
FOR THE PERIOD        0.49%      0.99%      1.99%      >=2.00%      0.49%      0.99%      1.99%      >=2.00%
11/1/14 - 10/31/15     177          8          2          0           60          4          0          0
11/1/15 - 10/31/16     201          7          0          0           42          2          0          0
11/1/16 - 10/31/17     197          1          0          0           53          1          0          0
11/1/17 - 10/31/18     133          1          0          0          118          0          0          0
11/1/18 - 10/31/19     165          1          0          0           81          4          0          0



--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                                 ANNUAL REPORT
                          OCTOBER 31, 2019 (UNAUDITED)

                                    ADVISOR

The First Trust Advisors L.P. ("First Trust") Leveraged Finance Team is
comprised of 15 experienced investment professionals specializing in below investment grade securities. The team is comprised of portfolio management, research, trading and operations personnel. As of October 31, 2019, the First
Trust Leveraged Finance Team managed or supervised approximately $4.2 billion in senior secured bank loans and high-yield bonds. These assets are managed across various strategies, including two closed-end funds, an open-end fund, four exchange-traded funds, and a series of unit investment trusts on behalf of retail and institutional clients.

                           PORTFOLIO MANAGEMENT TEAM

WILLIAM HOUSEY, CFA - MANAGING DIRECTOR OF FIXED INCOME, SENIOR PORTFOLIO
   MANAGER
SCOTT D. FRIES, CFA - SENIOR VICE PRESIDENT, PORTFOLIO MANAGER
ORLANDO PURPURA, CFA, CMT - SENIOR VICE PRESIDENT, PORTFOLIO MANAGER

                                   COMMENTARY

The First Trust Tactical High Yield ETF (the "Fund") is an actively managed exchanged-traded fund ("ETF"). The Fund's primary investment objective is to provide current income, with a secondary objective of capital appreciation.

MARKET RECAP

Near the end of 2018, concerns surrounding slower global growth, the Federal
Reserve (the "Fed") increasing interest rates too quickly and trade tensions between the U.S. and China led to risk assets trading lower. Early in 2019, the
Fed signaled that it would wait for economic data to show continued signs of strength before electing to continue tightening. Investors responded positively to this news and markets quickly rebounded at the beginning of 2019. In July
2019, the Fed announced that it would cut interest rates as U.S. economic data started to show signs of weakness. The Fed went on to cut interest rates two more times during September and October, ostensibly to mitigate any fallout from
U.S.-China trade tensions. The combination of an easing Fed and improving
U.S.-China trade relations propelled the S&P 500(R) Index to new highs in the year.

High-Yield Bond Market

High-yield bond spreads over U.S. Treasuries increased 34 basis points ("bps")
to end the period at T+415 bps as of October 31, 2019. The spread is inside the long-term average spread over U.S. Treasuries of T+566 bps (December 1997 -
October 2019).

Higher quality high-yield bonds (BB rated) outperformed lower quality high-yield bonds (B rated or below) in the period, which was a reversal of the trend from the prior year period. High-yield bond issues rated BB returned 11.79%, outperforming the 7.57% return of B rated issues, and outperforming the -1.94%
return of issues rated CCC in the period. The average price of high-yield bonds in the market at the beginning of the period was $96.40. The price dropped to
$92.31 at the end of December 2018 driven by the broader market sell off, and subsequently increased steadily for the better part of the year to end the period with an average price of $99.09.

Senior Loan Market

Senior loan spreads over 3-month London Interbank Offered Rate ("LIBOR")
increased 126 bps during the 12-month period ended October 31, 2019 to L+515 bps. This is above the pre-credit crisis average spread of L+372 (December 1997
- June 2007) and is in-line with the long-term average spread of L+513 (December
1997 - October 2019). As of October 31, 2019, retail senior loan funds have experienced 13 consecutive months of outflows, however this has been more than offset by institutional demand. On a yield basis, senior loans ended the
12-month period yielding more than high-yield bonds for five consecutive months.
The last time senior loans offered more yield than high-yield bonds in consecutive months was in August and September of 2007.

Higher quality senior loans outperformed lower quality senior loans for the
12-month period ended October 31, 2019, a reversal of the trend experienced in the prior 12-month period. BB rated issues returned 4.09%, outperforming the
2.48% return of B rated issues, and outperforming the -4.30% return of CCC rated issues in the period. The average price of senior loans in the market decreased from $98.14 in the beginning of the period to $95.42 at the end of the period.

                                                                          Page 5


--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                                 ANNUAL REPORT
                          OCTOBER 31, 2019 (UNAUDITED)

Default Rates

During the 12-month period ended October 31, 2019, default rates increased marginally within the high-yield bond universe but decreased within the S&P/LSTA
Leveraged Loan Index. The last twelve months ("LTM") default rate within the high-yield bond market ended the period at 2.54% compared to the 2.02% default rate as of October 31, 2018. The senior loan market ended the period at 1.43%
compared to the 1.92% default rate as of October 31, 2018. Despite the increase in default rates in high-yield bonds, defaults in both the senior loan market and high-yield bond market remain low by historical standards. We believe the low default rate is reflective of the relatively sound financial condition of most companies, the lack of near-term debt maturities, and the strong backdrop of a healthy macroeconomic environment.

FUND PERFORMANCE

The Fund returned 7.90% on a net asset value ("NAV") basis and 7.99% on a market price basis over the 12-month period ended October 31, 2019. The ICE BofAML US
High Yield Constrained Index (the "Index") returned 8.32% over the same period.

The Fund held 277 individual positions diversified across 40 industries at the end of the reporting period. Media (16.50%), Health Care Providers & Services
(14.15%), and Hotels, Restaurants & Leisure (12.49%) were the Fund's top three industry exposures at the end of the period. By comparison, the Fund held 286 individual positions across 41 industries as of October 31, 2018. The Fund's duration as of October 31, 2019 was 1.77 years.

During the period the Fund's performance benefitted from its underweight position in the energy industry, its asset selection and overweight position in the media industry and the Fund's use of leverage. The energy industry was one of the worst performing industry in the Index during the period. The average weight to the energy industry in the Index during the period was approximately
14%, while the Fund had an approximately 2% allocation to the energy industry.
Within the media industry the Fund's overweight position in several television broadcasting companies outperformed the broader media industry. The television broadcasters are expected to benefit heavily from advertising spend during the
2020 election year. Finally, the Fund utilized a modest amount of leverage throughout the period, which was a tailwind to performance relative to the Index given that high-yield bond returns outpaced the cost of borrowing.

Offsetting these contributors were the Fund's position in senior loans and its asset selection within the healthcare and technology & electronics industries.
Senior loans underperformed high-yield bonds during the period by 565 bps
(senior loans returned 2.67% as measured by the S&P/LSTA Leveraged Loan Index).
The Fund increased its position in senior loans from 33.69% as of October 31,
2018 to 35.86% as of October 31, 2019, close to the Fund's maximum 40%
allocation cap for senior loans. We believe that senior loans provide compelling value given their current yields relative to high-yield bonds, their senior secured position in the capital structure, and the low default rate environment relative to the historical average default rate. Within the healthcare industry the Fund's holdings in a physician management services company, a healthcare cost management solutions company, and drug manufacturer underperformed the broader healthcare industry during the period. Within the technology &
electronics industry, the Fund's holdings in three software companies underperformed the broad technology & electronics industry.

The Fund's most recent monthly distribution of $0.195 per share is $0.02 per share lower than the monthly distribution paid in October 2018. At the end of the period, the effective yield based on the distributions for the trailing twelve months was 5.36% based on NAV and 5.37% based on market price.

MARKET AND FUND OUTLOOK

Within the high-yield bond market, spreads are tight relative to the long-term average spread over U.S. Treasuries, however, we believe that the highest quality (BB rated) high-yield bonds are the most expensive today, trading near their richest levels in a decade. We believe there is room for further tightening in this cycle for the high-yield market given that spreads remain wide of the lowest spreads experienced in the last business cycle (T+245 in May
2007) and fundamentals for high-yield issuers remain sound, in our view. We would expect any spread tightening to come from the lower rated (B and CCC)
areas of the high-yield market given how much those areas have lagged the higher quality returns over the past year. We believe there is better value in secured


--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                                 ANNUAL REPORT
                          OCTOBER 31, 2019 (UNAUDITED)

loans relative to the BB segment of the high-yield bond market and have tilted our exposure higher to senior loans, as a result. Moreover, even though the default rate within the high-yield bond market has marginally increased during the period, the default rate is reflective of the relatively sound financial condition of most companies and the strong backdrop of a healthy macroeconomic environment, in our opinion.

We believe that the favorable backdrop for the macro economy will persist for the near to intermediate term and that we are in a healthy part of the economic cycle to own high-yield bonds and senior loans. As we evaluate new investment opportunities, decisions will continue to be rooted in our rigorous bottom-up credit analysis and our focus will remain on identifying the opportunities that we believe offer the best risk and reward balance.

                                                                          Page 7


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

UNDERSTANDING YOUR FUND EXPENSES
OCTOBER 31, 2019 (UNAUDITED)

As a shareholder of First Trust Tactical High Yield ETF (the "Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2019.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


-------------------------------------------------------------------------------------------------------------------------
                                                                                    ANNUALIZED
                                                                                   EXPENSE RATIO
                                              BEGINNING            ENDING          BASED ON THE         EXPENSES PAID
                                            ACCOUNT VALUE      ACCOUNT VALUE         SIX-MONTH            DURING THE
                                             MAY 1, 2019      OCTOBER 31, 2019        PERIOD         SIX-MONTH PERIOD (a)
-------------------------------------------------------------------------------------------------------------------------
FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
Actual                                        $1,000.00          $1,023.50             1.11%                $5.66
Hypothetical (5% return before expenses)      $1,000.00          $1,019.61             1.11%                $5.65


(a)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (May 1, 2019 through October 31, 2019), multiplied by 184/365 (to reflect the six-month period).


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2019


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS -- 57.6%

                  ALTERNATIVE CARRIERS -- 0.9%
$        420,000  Level 3 Financing, Inc..........................................      5.38%        08/15/22    $       421,680
         500,000  Level 3 Financing, Inc..........................................      5.13%        05/01/23            508,125
       2,000,000  Level 3 Financing, Inc..........................................      5.38%        01/15/24          2,045,000
       3,000,000  Level 3 Financing, Inc. (a).....................................      4.63%        09/15/27          3,060,000
       7,437,000  Level 3 Parent LLC..............................................      5.75%        12/01/22          7,474,185
                                                                                                                 ---------------
                                                                                                                      13,508,990
                                                                                                                 ---------------
                  APPLICATION SOFTWARE -- 0.7%
       9,320,000  Infor US, Inc...................................................      6.50%        05/15/22          9,483,100
                                                                                                                 ---------------
                  AUTO PARTS & EQUIPMENT -- 0.7%
       7,061,000  American Axle & Manufacturing, Inc..............................      6.63%        10/15/22          7,113,957
       2,723,000  American Axle & Manufacturing, Inc..............................      6.25%        04/01/25          2,634,503
                                                                                                                 ---------------
                                                                                                                       9,748,460
                                                                                                                 ---------------
                  AUTOMOTIVE RETAIL -- 0.4%
       1,092,000  IAA, Inc. (a)...................................................      5.50%        06/15/27          1,172,699
       3,819,000  KAR Auction Services, Inc. (a)..................................      5.13%        06/01/25          4,005,176
                                                                                                                 ---------------
                                                                                                                       5,177,875
                                                                                                                 ---------------
                  BROADCASTING -- 10.0%
       5,000,000  Cumulus Media New Holdings, Inc. (a)............................      6.75%        07/01/26          5,312,500
       2,090,000  Diamond Sports Group LLC / Diamond Sports Finance Co. (a).......      5.38%        08/15/26          2,189,275
       7,879,000  Diamond Sports Group LLC / Diamond Sports Finance Co. (a).......      6.63%        08/15/27          8,135,067
       5,580,000  EW Scripps (The) Co. (a)........................................      5.13%        05/15/25          5,670,675
      26,086,000  Gray Television, Inc. (a).......................................      5.88%        07/15/26         27,488,644
       5,500,000  Gray Television, Inc. (a).......................................      7.00%        05/15/27          6,036,250
       1,600,000  iHeartCommunications, Inc. (a)..................................      5.25%        08/15/27          1,654,720
       4,200,000  Nexstar Broadcasting, Inc. (a)..................................      6.13%        02/15/22          4,268,250
       1,375,000  Nexstar Broadcasting, Inc.......................................      5.88%        11/15/22          1,399,063
      16,392,000  Nexstar Broadcasting, Inc. (a)..................................      5.63%        08/01/24         17,144,065
       5,187,000  Nexstar Broadcasting, Inc. (a)..................................      5.63%        07/15/27          5,483,696
      12,355,000  Scripps Escrow, Inc. (a)........................................      5.88%        07/15/27         12,691,056
      19,421,000  Sinclair Television Group, Inc. (a).............................      5.63%        08/01/24         20,052,183
      10,599,000  Sinclair Television Group, Inc. (a).............................      5.88%        03/15/26         11,115,701
       5,394,000  Sinclair Television Group, Inc. (a).............................      5.13%        02/15/27          5,488,395
       1,500,000  Sirius XM Radio, Inc. (a).......................................      4.63%        07/15/24          1,571,250
       8,000,000  TEGNA, Inc. (a).................................................      5.00%        09/15/29          8,120,000
                                                                                                                 ---------------
                                                                                                                     143,820,790
                                                                                                                 ---------------
                  BUILDING PRODUCTS -- 1.3%
       1,000,000  American Builders & Contractors Supply Co., Inc. (a)............      4.00%        01/15/28          1,000,000
       3,789,000  CEMEX Finance LLC (a)...........................................      6.00%        04/01/24          3,892,440
         235,000  Jeld-Wen, Inc. (a)..............................................      4.63%        12/15/25            233,237
       2,085,000  Jeld-Wen, Inc. (a)..............................................      4.88%        12/15/27          2,048,513
       6,785,000  Lennar Corp.....................................................      5.25%        06/01/26          7,488,944
       2,500,000  Standard Industries, Inc. (a)...................................      5.50%        02/15/23          2,561,750
         417,000  Standard Industries, Inc. (a)...................................      5.38%        11/15/24            430,052
         295,000  Standard Industries, Inc. (a)...................................      6.00%        10/15/25            311,225
         892,000  Standard Industries, Inc. (a)...................................      5.00%        02/15/27            933,255
                                                                                                                 ---------------
                                                                                                                      18,899,416
                                                                                                                 ---------------
                  CABLE & SATELLITE -- 3.9%
       2,133,000  Cablevision Systems Corp........................................      8.00%        04/15/20          2,191,657


                        See Notes to Financial Statements                 Page 9


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS (CONTINUED)

                  CABLE & SATELLITE (CONTINUED)
$      1,500,000  CCO Holdings LLC / CCO Holdings Capital Corp....................      5.75%        01/15/24    $     1,540,800
       2,175,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a)...............      5.88%        04/01/24          2,272,875
       5,076,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a)...............      5.75%        02/15/26          5,372,946
       1,500,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a)...............      5.50%        05/01/26          1,584,375
       2,828,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a)...............      5.13%        05/01/27          2,987,075
         500,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a)...............      5.38%        06/01/29            535,000
       2,000,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a)...............      4.75%        03/01/30          2,044,400
      12,107,000  CSC Holdings LLC (a)............................................      7.75%        07/15/25         13,015,025
       9,183,000  CSC Holdings LLC (a)............................................      5.50%        05/15/26          9,699,544
         819,000  CSC Holdings LLC (a)............................................      5.50%        04/15/27            870,196
       1,800,000  CSC Holdings LLC (a)............................................      5.38%        02/01/28          1,908,000
         800,000  CSC Holdings LLC (a)............................................      7.50%        04/01/28            906,000
      10,200,000  CSC Holdings LLC (a)............................................      5.75%        01/15/30         10,735,500
          26,000  Mediacom Broadband LLC / Mediacom Broadband Corp................      5.50%        04/15/21             26,097
                                                                                                                 ---------------
                                                                                                                      55,689,490
                                                                                                                 ---------------
                  CASINOS & GAMING -- 6.0%
       2,955,000  Boyd Gaming Corp................................................      6.38%        04/01/26          3,150,769
      17,488,000  Caesars Resort Collection LLC / CRC Finco, Inc. (a).............      5.25%        10/15/25         17,947,060
       3,863,000  Eldorado Resorts, Inc...........................................      6.00%        04/01/25          4,080,294
         426,000  Eldorado Resorts, Inc...........................................      6.00%        09/15/26            469,132
       4,430,000  Golden Nugget, Inc. (a).........................................      6.75%        10/15/24          4,574,418
       3,000,000  Golden Nugget, Inc. (a).........................................      8.75%        10/01/25          3,165,000
       1,500,000  MGM Growth Properties Operating Partnership LP / MGP
                     Finance Co-Issuer, Inc. (a)..................................      5.75%        02/01/27          1,696,875
       8,600,000  MGM Resorts International.......................................      7.75%        03/15/22          9,632,000
       5,100,000  MGM Resorts International.......................................      6.00%        03/15/23          5,637,132
       6,950,000  MGM Resorts International.......................................      5.75%        06/15/25          7,740,562
       1,000,000  MGM Resorts International.......................................      5.50%        04/15/27          1,102,500
       4,439,000  Penn National Gaming, Inc. (a)..................................      5.63%        01/15/27          4,594,365
      10,045,000  Station Casinos LLC (a).........................................      5.00%        10/01/25         10,208,231
       4,000,000  Twin River Worldwide Holdings, Inc. (a).........................      6.75%        06/01/27          4,221,200
       5,500,000  Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. (a)...........      5.50%        03/01/25          5,857,500
       2,410,000  Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. (a)...........      5.25%        05/15/27          2,515,438
                                                                                                                 ---------------
                                                                                                                      86,592,476
                                                                                                                 ---------------
                  COAL & CONSUMABLE FUELS -- 0.1%
         483,000  Peabody Energy Corp. (a)........................................      6.00%        03/31/22            449,190
         967,000  Peabody Energy Corp. (a)........................................      6.38%        03/31/25            798,984
                                                                                                                 ---------------
                                                                                                                       1,248,174
                                                                                                                 ---------------
                  CONSUMER FINANCE -- 0.4%
       5,406,000  FirstCash, Inc. (a).............................................      5.38%        06/01/24          5,622,240
                                                                                                                 ---------------
                  DIVERSIFIED METALS & MINING -- 0.2%
       2,500,000  Freeport-McMoRan, Inc...........................................      5.00%        09/01/27          2,559,375
                                                                                                                 ---------------
                  DIVERSIFIED REAL ESTATE ACTIVITIES -- 1.8%
       5,810,000  KB Home.........................................................      7.00%        12/15/21          6,271,895
       1,883,000  KB Home.........................................................      7.63%        05/15/23          2,148,974
       1,000,000  Meritage Homes Corp.............................................      7.00%        04/01/22          1,096,250
       4,302,000  PulteGroup, Inc.................................................      5.50%        03/01/26          4,835,448
         500,000  Taylor Morrison Communities, Inc. (a)...........................      5.75%        01/15/28            555,000
         290,000  TRI Pointe Group, Inc...........................................      5.25%        06/01/27            301,600


Page 10                 See Notes to Financial Statements


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS (CONTINUED)

                  DIVERSIFIED REAL ESTATE ACTIVITIES (CONTINUED)
$      9,914,000  TRI Pointe Group, Inc. / TRI Pointe Homes, Inc..................      5.88%        06/15/24    $    10,707,120
                                                                                                                 ---------------
                                                                                                                      25,916,287
                                                                                                                 ---------------
                  ELECTRIC UTILITIES -- 0.2%
       3,000,000  Vistra Operations Co. LLC (a)...................................      5.63%        02/15/27          3,191,250
                                                                                                                 ---------------
                  FERTILIZERS & AGRICULTURAL CHEMICALS -- 0.0%
         250,000  Scotts Miracle-Gro (The) Co. (a)................................      4.50%        10/15/29            251,875
                                                                                                                 ---------------
                  FOOD RETAIL -- 0.2%
       3,000,000  Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP /
                     Albertsons LLC (a)...........................................      5.88%        02/15/28          3,210,000
                                                                                                                 ---------------
                  HEALTH CARE EQUIPMENT -- 0.0%
         250,000  Hill-Rom Holdings, Inc. (a).....................................      4.38%        09/15/27            258,125
                                                                                                                 ---------------
                  HEALTH CARE FACILITIES -- 5.7%
       3,000,000  Acadia Healthcare Co., Inc......................................      5.63%        02/15/23          3,060,000
       2,318,000  Acadia Healthcare Co., Inc......................................      6.50%        03/01/24          2,410,720
         250,000  Encompass Health Corp...........................................      5.13%        03/15/23            255,625
      13,111,000  Encompass Health Corp...........................................      5.75%        11/01/24         13,283,082
         250,000  Encompass Health Corp...........................................      5.75%        09/15/25            262,187
         200,000  Encompass Health Corp...........................................      4.50%        02/01/28            205,000
         200,000  Encompass Health Corp...........................................      4.75%        02/01/30            206,750
       1,000,000  HCA, Inc........................................................      5.38%        02/01/25          1,101,250
       6,530,000  HCA, Inc........................................................      5.88%        02/15/26          7,362,575
       7,000,000  Select Medical Corp. (a)........................................      6.25%        08/15/26          7,472,500
      29,514,000  Tenet Healthcare Corp...........................................      8.13%        04/01/22         32,024,166
       7,492,000  Tenet Healthcare Corp. (a)......................................      4.88%        01/01/26          7,763,585
       4,281,000  Tenet Healthcare Corp. (a)......................................      5.13%        11/01/27          4,457,591
       1,000,000  Universal Health Services, Inc. (a).............................      5.00%        06/01/26          1,053,750
                                                                                                                 ---------------
                                                                                                                      80,918,781
                                                                                                                 ---------------
                  HEALTH CARE SERVICES -- 2.2%
       6,800,000  DaVita, Inc.....................................................      5.13%        07/15/24          6,958,236
       1,976,000  DaVita, Inc.....................................................      5.00%        05/01/25          2,003,565
      11,225,000  MEDNAX, Inc. (a)................................................      5.25%        12/01/23         11,393,375
       8,821,000  MEDNAX, Inc. (a)................................................      6.25%        01/15/27          8,754,843
       1,751,000  Vizient, Inc. (a)...............................................      6.25%        05/15/27          1,892,708
                                                                                                                 ---------------
                                                                                                                      31,002,727
                                                                                                                 ---------------
                  HEALTH CARE TECHNOLOGY -- 1.1%
      14,663,000  Change Healthcare Holdings LLC / Change Healthcare Finance,
                     Inc. (a).....................................................      5.75%        03/01/25         15,058,168
                                                                                                                 ---------------
                  HOTELS, RESORTS & CRUISE LINES -- 0.3%
       4,000,000  Hilton Worldwide Finance LLC / Hilton Worldwide Finance
                     Corp.........................................................      4.63%        04/01/25          4,120,000
                                                                                                                 ---------------
                  HUMAN RESOURCE & EMPLOYMENT SERVICES -- 0.4%
       5,000,000  Tempo Acquisition LLC / Tempo Acquisition Finance Corp. (a).....      6.75%        06/01/25          5,168,750
                                                                                                                 ---------------
                  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.3%
       4,016,000  Calpine Corp....................................................      5.38%        01/15/23          4,091,099
                                                                                                                 ---------------
                  INDUSTRIAL CONGLOMERATES -- 0.0%
         235,000  RBS Global, Inc. / Rexnord LLC (a)..............................      4.88%        12/15/25            243,519
                                                                                                                 ---------------


                        See Notes to Financial Statements                Page 11


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS (CONTINUED)

                  INSURANCE BROKERS -- 3.8%
$      5,000,000  Alliant Holdings Intermediate LLC / Alliant Holdings
                     Co-Issuer (a)................................................      6.75%        10/15/27    $     5,213,050
      21,319,000  AmWINS Group, Inc. (a)..........................................      7.75%        07/01/26         23,024,520
      12,724,000  HUB International Ltd. (a)......................................      7.00%        05/01/26         13,121,625
      13,205,000  USI, Inc. (a)...................................................      6.88%        05/01/25         13,469,100
                                                                                                                 ---------------
                                                                                                                      54,828,295
                                                                                                                 ---------------
                  INTEGRATED TELECOMMUNICATION SERVICES -- 1.3%
       4,820,000  CenturyLink, Inc................................................      5.80%        03/15/22          5,115,225
      12,851,000  Zayo Group LLC / Zayo Capital, Inc. (a).........................      5.75%        01/15/27         13,093,627
                                                                                                                 ---------------
                                                                                                                      18,208,852
                                                                                                                 ---------------
                  INVESTMENT BANKING & BROKERAGE -- 0.4%
       5,740,000  LPL Holdings, Inc. (a)..........................................      5.75%        09/15/25          5,969,600
                                                                                                                 ---------------
                  IT CONSULTING & OTHER SERVICES -- 0.2%
         725,000  CDK Global, Inc.................................................      5.88%        06/15/26            778,469
       2,000,000  CDK Global, Inc.................................................      4.88%        06/01/27          2,117,500
                                                                                                                 ---------------
                                                                                                                       2,895,969
                                                                                                                 ---------------
                  LEISURE FACILITIES -- 2.3%
         250,000  Cedar Fair LP (a)...............................................      5.25%        07/15/29            269,375
       1,850,000  Cedar Fair LP / Canada's Wonderland Co. / Magnum
                     Management Corp. / Millennium Op.............................      5.38%        04/15/27          1,979,500
      12,320,000  Constellation Merger Sub, Inc. (a)..............................      8.50%        09/15/25          8,716,400
      20,250,000  Six Flags Entertainment Corp. (a)...............................      4.88%        07/31/24         20,958,750
       1,000,000  Six Flags Entertainment Corp. (a)...............................      5.50%        04/15/27          1,050,000
                                                                                                                 ---------------
                                                                                                                      32,974,025
                                                                                                                 ---------------
                  LIFE SCIENCES TOOLS & SERVICES -- 0.6%
         800,000  IQVIA, Inc. (a).................................................      5.00%        10/15/26            847,000
       7,683,000  Jaguar Holding Co. II / Pharmaceutical Product Development
                     LLC (a)......................................................      6.38%        08/01/23          7,971,113
                                                                                                                 ---------------
                                                                                                                       8,818,113
                                                                                                                 ---------------
                  MANAGED HEALTH CARE -- 2.5%
       2,667,000  Centene Corp....................................................      6.13%        02/15/24          2,776,187
      27,702,000  MPH Acquisition Holdings LLC (a)................................      7.13%        06/01/24         25,764,245
       8,124,000  Polaris Intermediate Corp. (a) (b)..............................      8.50%        12/01/22          6,844,470
                                                                                                                 ---------------
                                                                                                                      35,384,902
                                                                                                                 ---------------
                  METAL & GLASS CONTAINERS -- 0.6%
       2,000,000  Berry Global, Inc...............................................      5.50%        05/15/22          2,035,000
       5,550,000  Owens-Brockway Glass Container, Inc. (a)........................      6.38%        08/15/25          5,876,062
                                                                                                                 ---------------
                                                                                                                       7,911,062
                                                                                                                 ---------------
                  MOVIES & ENTERTAINMENT -- 0.8%
       5,603,000  AMC Entertainment Holdings, Inc.................................      5.75%        06/15/25          5,344,422
       4,254,000  Cinemark USA, Inc...............................................      4.88%        06/01/23          4,328,445
         828,000  Live Nation Entertainment, Inc. (a).............................      5.63%        03/15/26            883,890
       1,000,000  Live Nation Entertainment, Inc. (a).............................      4.75%        10/15/27          1,045,100
                                                                                                                 ---------------
                                                                                                                      11,601,857
                                                                                                                 ---------------
                  OIL & GAS EXPLORATION & PRODUCTION -- 0.0%
       3,250,000  Sanchez Energy Corp. (c) (d) (e)................................      7.75%        06/15/21            162,500


Page 12                 See Notes to Financial Statements


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS (CONTINUED)

                  OIL & GAS EXPLORATION & PRODUCTION (CONTINUED)
$      3,125,000  Sanchez Energy Corp. (c) (d) (e)................................      6.13%        01/15/23    $       156,250
                                                                                                                 ---------------
                                                                                                                         318,750
                                                                                                                 ---------------
                  OIL & GAS REFINING & MARKETING -- 0.0%
         415,000  Murphy Oil USA, Inc.............................................      5.63%        05/01/27            447,460
                                                                                                                 ---------------
                  OIL & GAS STORAGE & TRANSPORTATION -- 1.0%
      14,533,000  Crestwood Midstream Partners LP / Crestwood Midstream
                     Finance Corp.................................................      6.25%        04/01/23         14,855,633
                                                                                                                 ---------------
                  PACKAGED FOODS & MEATS -- 1.6%
       2,190,000  B&G Foods, Inc..................................................      5.25%        04/01/25          2,244,750
         250,000  Performance Food Group, Inc. (a)................................      5.50%        10/15/27            265,625
       6,315,000  Post Holdings, Inc. (a).........................................      5.50%        03/01/25          6,639,275
       8,996,000  Post Holdings, Inc. (a).........................................      5.00%        08/15/26          9,390,475
       3,240,000  Post Holdings, Inc. (a).........................................      5.75%        03/01/27          3,465,601
       1,000,000  Post Holdings, Inc. (a).........................................      5.50%        12/15/29          1,056,700
                                                                                                                 ---------------
                                                                                                                      23,062,426
                                                                                                                 ---------------
                  PAPER PACKAGING -- 1.2%
      16,543,000  Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC /
                     Reynolds Group Issuer Lu (a).................................      7.00%        07/15/24         17,153,023
                                                                                                                 ---------------
                  PHARMACEUTICALS -- 0.9%
         500,000  Catalent Pharma Solutions, Inc. (a).............................      5.00%        07/15/27            523,750
         250,000  Charles River Laboratories International, Inc. (a)..............      4.25%        05/01/28            255,337
       4,028,000  Eagle Holding Co. II LLC (a) (f)................................      7.63%        05/15/22          4,073,315
       1,000,000  Eagle Holding Co. II LLC (a) (g)................................      7.75%        05/15/22          1,017,500
       6,500,000  Horizon Pharma USA, Inc. (a)....................................      5.50%        08/01/27          6,800,625
                                                                                                                 ---------------
                                                                                                                      12,670,527
                                                                                                                 ---------------
                  REAL ESTATE SERVICES -- 0.1%
       1,738,000  Realogy Group LLC / Realogy Co-Issuer Corp. (a).................      5.25%        12/01/21          1,746,690
                                                                                                                 ---------------
                  RESTAURANTS -- 0.0%
         661,000  Brinker International, Inc. (a).................................      5.00%        10/01/24            704,378
                                                                                                                 ---------------
                  SECURITY & ALARM SERVICES -- 0.1%
       2,061,000  Brink's (The) Co. (a)...........................................      4.63%        10/15/27          2,091,915
                                                                                                                 ---------------
                  SEMICONDUCTORS -- 0.0%
         350,000  Qorvo, Inc. (a).................................................      4.38%        10/15/29            352,625
                                                                                                                 ---------------
                  SPECIALIZED CONSUMER SERVICES -- 0.2%
       2,000,000  Aramark Services, Inc...........................................      4.75%        06/01/26          2,057,500
         481,000  Aramark Services, Inc. (a)......................................      5.00%        02/01/28            503,847
                                                                                                                 ---------------
                                                                                                                       2,561,347
                                                                                                                 ---------------
                  SYSTEMS SOFTWARE -- 0.2%
       2,000,000  SS&C Technologies, Inc. (a).....................................      5.50%        09/30/27          2,143,750
                                                                                                                 ---------------
                  TECHNOLOGY DISTRIBUTORS -- 0.1%
       1,000,000  CDW LLC / CDW Finance Corp......................................      4.25%        04/01/28          1,037,600
                                                                                                                 ---------------
                  TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS -- 1.7%
       1,222,000  Dell International LLC / EMC Corp. (a)..........................      5.88%        06/15/21          1,242,322
      15,150,000  Dell International LLC / EMC Corp. (a)..........................      7.13%        06/15/24         16,081,725
       6,440,000  Dell International LLC / EMC Corp. (a)..........................      6.02%        06/15/26          7,355,990
                                                                                                                 ---------------
                                                                                                                      24,680,037
                                                                                                                 ---------------


                        See Notes to Financial Statements                Page 13


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS (CONTINUED)

                  TRADING COMPANIES & DISTRIBUTORS -- 0.5%
$        940,000  Ashtead Capital, Inc. (a).......................................      4.13%        08/15/25    $       963,500
         250,000  Ashtead Capital, Inc. (a).......................................      4.00%        05/01/28            251,562
         250,000  United Rentals North America, Inc...............................      5.50%        07/15/25            260,613
       2,948,000  United Rentals North America, Inc...............................      5.88%        09/15/26          3,134,225
         764,000  United Rentals North America, Inc...............................      6.50%        12/15/26            829,895
         945,000  United Rentals North America, Inc...............................      5.50%        05/15/27          1,001,700
                                                                                                                 ---------------
                                                                                                                       6,441,495
                                                                                                                 ---------------
                  WIRELESS TELECOMMUNICATION SERVICES -- 0.7%
       7,769,000  SBA Communications Corp.........................................      4.88%        09/01/24          8,099,183
       1,180,000  T-Mobile USA, Inc...............................................      5.13%        04/15/25          1,230,504
         416,000  T-Mobile USA, Inc...............................................      4.50%        02/01/26            430,560
                                                                                                                 ---------------
                                                                                                                       9,760,247
                                                                                                                 ---------------
                  TOTAL CORPORATE BONDS........................................................................      824,401,545
                  (Cost $808,364,203)                                                                            ---------------

FOREIGN CORPORATE BONDS -- 6.3%

                  APPLICATION SOFTWARE -- 0.1%
       1,000,000  Open Text Corp. (a).............................................      5.88%        06/01/26          1,068,750
                                                                                                                 ---------------
                  BUILDING PRODUCTS -- 0.8%
       9,000,000  Cemex SAB de C.V. (a)...........................................      7.75%        04/16/26          9,731,340
         100,000  Masonite International Corp. (a)................................      5.75%        09/15/26            106,500
       1,000,000  Masonite International Corp. (a)................................      5.38%        02/01/28          1,061,250
                                                                                                                 ---------------
                                                                                                                      10,899,090
                                                                                                                 ---------------
                  CABLE & SATELLITE -- 1.2%
       6,183,000  Virgin Media Finance PLC (a)....................................      6.00%        10/15/24          6,399,405
       1,654,000  Virgin Media Finance PLC (a)....................................      5.75%        01/15/25          1,709,822
       7,073,000  Virgin Media Secured Finance PLC (a)............................      5.50%        08/15/26          7,453,174
       2,000,000  Virgin Media Secured Finance PLC (a)............................      5.50%        05/15/29          2,130,000
                                                                                                                 ---------------
                                                                                                                      17,692,401
                                                                                                                 ---------------
                  CASINOS & GAMING -- 0.0%
         300,000  International Game Technology PLC (a)...........................      6.25%        02/15/22            317,250
         200,000  International Game Technology PLC (a)...........................      6.25%        01/15/27            224,250
                                                                                                                 ---------------
                                                                                                                         541,500
                                                                                                                 ---------------
                  DIVERSIFIED REAL ESTATE ACTIVITIES -- 0.5%
       5,346,000  Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II,
                     Inc. (a).....................................................      5.88%        04/15/23          5,800,410
         804,000  Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II,
                     Inc. (a).....................................................      5.63%        03/01/24            871,335
                                                                                                                 ---------------
                                                                                                                       6,671,745
                                                                                                                 ---------------
                  DIVERSIFIED SUPPORT SERVICES -- 0.1%
         950,000  Ritchie Bros Auctioneers, Inc. (a)..............................      5.38%        01/15/25            995,125
                                                                                                                 ---------------
                  METAL & GLASS CONTAINERS -- 0.2%
       3,200,000  Trivium Packaging Finance B.V. (a)..............................      5.50%        08/15/26          3,360,000
                                                                                                                 ---------------
                  PHARMACEUTICALS -- 2.6%
       4,895,000  Bausch Health Cos., Inc. (a)....................................      5.88%        05/15/23          4,986,782
      29,000,000  Bausch Health Cos., Inc. (a)....................................      6.13%        04/15/25         30,178,125
       4,250,000  Mallinckrodt International Finance SA/Mallinckrodt CB
                     LLC (a)......................................................      5.75%        08/01/22          1,700,000


Page 14                 See Notes to Financial Statements


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
FOREIGN CORPORATE BONDS (CONTINUED)

                  PHARMACEUTICALS (CONTINUED)
$      1,000,000  Mallinckrodt International Finance SA/Mallinckrodt CB
                     LLC (a)......................................................      5.63%        10/15/23    $       365,000
       1,750,000  Mallinckrodt International Finance SA/Mallinckrodt CB
                     LLC (a)......................................................      5.50%        04/15/25            590,625
                                                                                                                 ---------------
                                                                                                                      37,820,532
                                                                                                                 ---------------
                  RESEARCH & CONSULTING SERVICES -- 0.1%
       1,000,000  Camelot Finance SA (a)..........................................      4.50%        11/01/26          1,012,900
                                                                                                                 ---------------
                  RESTAURANTS -- 0.7%
      10,458,000  1011778 BC ULC / New Red Finance, Inc. (a)......................      5.00%        10/15/25         10,745,595
                                                                                                                 ---------------
                  TOTAL FOREIGN CORPORATE BONDS................................................................       90,807,638
                  (Cost $90,782,783)                                                                             ---------------



   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (h)     MATURITY (i)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS -- 35.7%

                  AEROSPACE & DEFENSE -- 1.1%
       8,334,408  Transdigm, Inc., Term Loan F, 1 Mo. LIBOR + 2.50%, 0.00%
                     Floor........................................................      4.29%        06/09/23          8,291,653
       7,118,741  Transdigm, Inc., Tranche E Term Loan, 1 Mo. LIBOR + 2.50%,
                     0.00% Floor..................................................      4.29%        05/30/25          7,060,438
                                                                                                                 ---------------
                                                                                                                      15,352,091
                                                                                                                 ---------------
                  APPLICATION SOFTWARE -- 4.0%
       1,197,860  CCC Information Services, Inc., Term Loan B, 1 Mo. LIBOR +
                     2.75%, 1.00% Floor...........................................      4.54%        04/26/24          1,176,251
       6,365,943  Hyland Software, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%,
                     0.75% Floor..................................................      5.04%        07/01/24          6,318,198
       3,341,073  Hyland Software, Inc., Term Loan (Second Lien), 1 Mo. LIBOR
                     + 7.00%, 0.75% Floor.........................................      8.79%        07/10/25          3,345,249
       4,351,381  Informatica Corp., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00%
                     Floor........................................................      5.04%        08/06/22          4,357,604
       2,077,729  Micro Focus International (MA Financeco, LLC), Miami Escrow
                     Term Loan B3, 1 Mo. LIBOR + 2.50%, 0.00% Floor...............      4.30%        06/21/24          2,014,109
      14,031,417  Micro Focus International (MA Financeco, LLC), Seattle Spinco
                     Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor................      4.30%        06/21/24         13,601,775
       8,591,176  Micro Focus International (MA Financeco, LLC), Term Loan B2,
                     1 Mo. LIBOR + 2.25%, 0.00% Floor.............................      4.05%        11/19/21          8,516,003
       7,395,219  Mitchell International, Inc., 1st Lien Term Loan, 1 Mo. LIBOR +
                     3.25%, 0.00% Floor...........................................      5.04%        11/30/24          6,945,738
       9,230,505  Qlik Technologies (Project Alpha Intermediate Holding, Inc.),
                     Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor................      5.49%        04/26/24          9,011,280
       1,865,400  Qlik Technologies (Project Alpha Intermediate Holding, Inc.),
                     2019 Incremental Term Loan B, 3 Mo. LIBOR + 4.25%, 0.00%
                     Floor........................................................      6.24%        04/26/24          1,859,580
         455,798  RP Crown Parent LLC (JDA Software Group), Term Loan B,
                     1 Mo. LIBOR + 2.75%, 1.00% Floor.............................      4.54%        10/12/23            454,772
                                                                                                                 ---------------
                                                                                                                      57,600,559
                                                                                                                 ---------------
                  ASSET MANAGEMENT & CUSTODY BANKS -- 0.1%
         977,060  Victory Capital Holdings, Inc., Term Loan B, 3 Mo. LIBOR +
                     3.25%, 0.00% Floor...........................................      5.35%        07/01/26            979,991
                                                                                                                 ---------------


                        See Notes to Financial Statements                Page 15


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (h)     MATURITY (i)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  AUTO PARTS & EQUIPMENT -- 0.8%
$      7,705,309  Gates Global LLC, Initial B-2 Dollar Term Loan, 1 Mo. LIBOR +
                     2.75%, 1.00% Floor...........................................      4.54%        03/31/24    $     7,537,102
       2,259,427  Lumileds (Bright Bidco B.V.), Term Loan B, 1 Mo. LIBOR +
                     3.50%, 1.00% Floor...........................................      5.29%        06/30/24          1,163,605
       4,662,055  Lumileds (Bright Bidco B.V.), Term Loan B, 3 Mo. LIBOR +
                     3.50%, 1.00% Floor...........................................      5.60%        06/30/24          2,400,958
                                                                                                                 ---------------
                                                                                                                      11,101,665
                                                                                                                 ---------------
                  BROADCASTING -- 1.3%
       3,281,519  Cumulus Media Holdings, Inc., Term Loan B, 1 Mo. LIBOR +
                     3.75%, 1.00% Floor...........................................      5.54%        03/31/26          3,294,514
       3,179,400  Diamond Sports Group, LLC, Term Loan B, 1 Mo. LIBOR +
                     3.25%, 0.00% Floor...........................................      5.08%        08/23/26          3,191,323
         741,286  Gray Television, Inc., Term Loan C, 1 Mo. LIBOR + 2.50%,
                     0.00% Floor..................................................      4.51%        01/02/26            742,791
      10,856,043  iHeartCommunications, Inc., Exit Term Loan, 1 Mo. LIBOR +
                     4.00%, 0.00% Floor...........................................      6.03%        05/01/26         10,886,548
                                                                                                                 ---------------
                                                                                                                      18,115,176
                                                                                                                 ---------------
                  BUILDING PRODUCTS -- 0.3%
       4,321,726  Quikrete Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%,
                     0.00% Floor..................................................      4.54%        11/15/23          4,301,457
                                                                                                                 ---------------
                  CASINOS & GAMING -- 2.5%
         840,750  Caesars Resort Collection LLC, Term Loan B, 1 Mo. LIBOR +
                     2.75%, 0.00% Floor...........................................      4.54%        12/22/24            827,702
         256,889  Golden Nugget, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%,
                     0.75% Floor..................................................      4.54%        10/04/23            256,206
       4,373,211  Golden Nugget, Inc., Term Loan B, 3 Mo. LIBOR + 2.75%,
                     0.75% Floor..................................................  4.68% - 4.72%    10/04/23          4,361,578
       4,403,088  Scientific Games International, Inc., Term Loan B5, 1 Mo.
                     LIBOR + 2.75%, 0.00% Floor...................................      4.54%        08/14/24          4,349,415
      25,437,845  Stars Group Holdings B.V. (Amaya), Term Loan B, 3 Mo. LIBOR
                     + 3.50%, 0.00% Floor.........................................      5.60%        07/10/25         25,531,202
                                                                                                                 ---------------
                                                                                                                      35,326,103
                                                                                                                 ---------------
                  COMMUNICATIONS EQUIPMENT -- 0.1%
       1,314,710  Commscope, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00%
                     Floor........................................................      5.04%        04/06/26          1,288,008
                                                                                                                 ---------------
                  ENVIRONMENTAL & FACILITIES SERVICES -- 0.8%
       6,467,254  GFL Environmental, Inc., 2018 Incremental Term Loan B, 1 Mo.
                     LIBOR + 3.00%, 1.00% Floor...................................      4.79%        05/31/25          6,441,838
       5,299,883  Packers Holdings, LLC, Term Loan B, 3 Mo. LIBOR + 3.25%,
                     1.00% Floor..................................................      5.57%        12/04/24          5,212,117
                                                                                                                 ---------------
                                                                                                                      11,653,955
                                                                                                                 ---------------
                  FOOD RETAIL -- 0.5%
       7,753,341  Albertson's LLC, Term Loan B-8, 1 Mo. LIBOR + 2.75%, 0.75%
                     Floor........................................................      4.54%        08/15/26          7,790,635
                                                                                                                 ---------------
                  HEALTH CARE FACILITIES -- 0.4%
         939,669  Acadia Healthcare Co., Inc., Term Loan B4, 1 Mo. LIBOR +
                     2.50%, 0.00% Floor...........................................      4.29%        02/16/23            940,401


Page 16                 See Notes to Financial Statements


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (h)     MATURITY (i)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  HEALTH CARE FACILITIES (CONTINUED)
$      4,590,552  Gentiva Health Services, Inc. (Kindred at Home), Term Loan B,
                     1 Mo. LIBOR + 3.75%, 0.00% Floor.............................      5.56%        06/30/25    $     4,579,076
                                                                                                                 ---------------
                                                                                                                       5,519,477
                                                                                                                 ---------------
                  HEALTH CARE SERVICES -- 3.2%
       2,170,883  21st Century Oncology Holdings, Inc., Tranche B Term Loan,
                     3 Mo. LIBOR + 6.13%, 1.00% Floor.............................      8.14%        01/16/23          2,023,263
       1,061,840  Air Medical Group Holdings, Inc. (Global Medical Response),
                     2018 New Term Loan, 1 Mo. LIBOR + 4.25%, 1.00% Floor.........      6.04%        03/14/25            949,593
       3,047,823  Air Medical Group Holdings, Inc. (Global Medical Response),
                     Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor................      5.10%        04/28/22          2,730,666
       2,456,076  Air Methods Corp. (a/k/a ASP AMC Intermediate Holdings, Inc.),
                     Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor................      5.60%        04/21/24          1,956,682
       1,162,243  athenahealth, Inc. (VVC Holding Corp.), Term Loan B, 3 Mo.
                     LIBOR + 4.50%, 0.00% Floor...................................      6.68%        02/15/26          1,151,713
      14,239,571  CHG Healthcare Services, Inc., Term Loan, 1 Mo. LIBOR +
                     3.00%, 1.00% Floor...........................................      4.79%        06/07/23         14,209,099
       1,787,058  DuPage Medical Group (Midwest Physician Admin. Services,
                     LLC), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.75% Floor..........      4.54%        08/15/24          1,750,423
      12,855,854  Envision Healthcare Corp., Initial Term Loan, 1 Mo. LIBOR +
                     3.75%, 0.00% Floor...........................................      5.54%        10/10/25         10,358,990
         240,741  Exam Works (Gold Merger Co., Inc.), Term Loan B, 1 Mo.
                     LIBOR + 3.25%, 1.00% Floor...................................      5.04%        07/27/23            240,640
       4,807,065  Surgery Centers Holdings, Inc., Term Loan B, 1 Mo. LIBOR +
                     3.25%, 1.00% Floor...........................................      5.04%        08/31/24          4,634,828
       3,492,762  Team Health, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00%
                     Floor........................................................      4.54%        02/06/24          2,680,695
       3,516,306  U.S. Renal Care, Inc., Term Loan B, 1 Mo. LIBOR + 5.00%,
                     0.00% Floor..................................................      6.79%        06/28/26          3,241,893
                                                                                                                 ---------------
                                                                                                                      45,928,485
                                                                                                                 ---------------
                  HEALTH CARE TECHNOLOGY -- 0.1%
       1,972,693  Change Healthcare Holdings, Term Loan B, 1 Mo. LIBOR +
                     2.50%, 0.00% Floor...........................................      4.29%        03/01/24          1,959,910
                                                                                                                 ---------------
                  HOUSEHOLD APPLIANCES -- 0.6%
       8,712,970  Traeger Grills (TGP Holdings III LLC), Term Loan B, 1 Mo.
                     LIBOR + 4.25%, 1.00% Floor...................................      6.04%        09/25/24          8,124,844
                                                                                                                 ---------------
                  HUMAN RESOURCE & EMPLOYMENT SERVICES -- 0.5%
       7,046,258  Alight, Inc. (fka Tempo Acq.), Term Loan B, 1 Mo. LIBOR +
                     3.00%, 0.00% Floor...........................................      4.79%        05/01/24          7,044,778
                                                                                                                 ---------------
                  HYPERMARKETS & SUPER CENTERS -- 0.8%
      12,112,275  BJ's Wholesale Club, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%,
                     0.00% Floor..................................................      4.67%        02/03/24         12,110,216
                                                                                                                 ---------------
                  INSURANCE BROKERS -- 4.4%
       2,723,942  Alliant Holdings I, LLC, 2019 New Term Loan, 1 Mo. LIBOR +
                     3.25%, 0.00% Floor...........................................      5.17%        05/10/25          2,674,911
      15,672,270  Alliant Holdings I, LLC, Initial Term Loan, 1 Mo. LIBOR +
                     3.00%, 0.00% Floor...........................................      4.80%        05/09/25         15,253,663
      10,249,309  Amwins Group, Inc., Term Loan B (First Lien), 1 Mo. LIBOR +
                     2.75%, 1.00% Floor...........................................  4.54% - 4.74%    01/25/24         10,226,863
       5,108,696  HUB International Ltd., 2019 Incremental Term Loan, 3 Mo.
                     LIBOR + 4.00%, 1.00% Floor...................................      5.90%        04/25/25          5,098,478


                        See Notes to Financial Statements                Page 17


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (h)     MATURITY (i)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  INSURANCE BROKERS (CONTINUED)
$         63,602  HUB International Ltd., Term Loan B, 2 Mo. LIBOR + 3.00%,
                     0.00% Floor..................................................      4.90%        04/25/25    $     6,138,176
      25,058,880  HUB International Ltd., Term Loan B, 3 Mo. LIBOR + 3.00%,
                     0.00% Floor..................................................      4.94%        04/25/25         18,414,528
       5,781,793  USI, Inc. (fka Compass Investors, Inc.), Term Loan B, 3 Mo.
                     LIBOR + 3.00%, 0.00% Floor...................................      5.10%        05/15/24          5,606,894
                                                                                                                 ---------------
                                                                                                                      63,413,513
                                                                                                                 ---------------
                  INTEGRATED TELECOMMUNICATION SERVICES -- 1.0%
      14,457,563  Century Link (Qwest), Term Loan B, 1 Mo. LIBOR + 2.75%,
                     0.00% Floor..................................................      4.54%        01/31/25         14,300,409
                                                                                                                 ---------------
                  INVESTMENT BANKING & BROKERAGE -- 0.5%
       7,105,793  Citadel Securities LP, Term Loan B, 1 Mo. LIBOR + 3.50%,
                     0.00% Floor..................................................      5.29%        02/28/26          7,119,151
                                                                                                                 ---------------
                  LIFE SCIENCES TOOLS & SERVICES -- 1.0%
       1,673,140  Ortho-Clinical Diagnostics, Inc., Term Loan B, 3 Mo. LIBOR +
                     3.25%, 0.00% Floor...........................................      5.31%        05/31/25          1,596,460
      10,189,716  Parexel International Corp., Term Loan B, 1 Mo. LIBOR +
                     2.75%, 0.00% Floor...........................................      4.54%        09/27/24          9,718,442
       2,977,099  Sotera Health Holdings, LLC (Sterigenics), Term Loan B, 3 Mo.
                     LIBOR + 3.00%, 1.00% Floor...................................      4.93%        05/15/22          2,921,279
                                                                                                                 ---------------
                                                                                                                      14,236,181
                                                                                                                 ---------------
                  MANAGED HEALTH CARE -- 0.2%
         374,870  Multiplan, Inc. (MPH), Term Loan B, 3 Mo. LIBOR + 2.75%,
                     1.00% Floor..................................................      4.85%        06/07/23            350,718
       2,862,867  Versant Health (Wink Holdco, Inc.), Initial Term Loan, 1 Mo.
                     LIBOR + 3.00%, 1.00% Floor...................................      4.79%        12/02/24          2,794,272
                                                                                                                 ---------------
                                                                                                                       3,144,990
                                                                                                                 ---------------
                  MOVIES & ENTERTAINMENT -- 0.2%
       2,669,012  Cineworld Group PLC (Crown), Initial Term Loan B, 1 Mo.
                     LIBOR + 2.25%, 0.00% Floor...................................      4.04%        02/05/25          2,631,112
                                                                                                                 ---------------
                  OTHER DIVERSIFIED FINANCIAL SERVICES -- 3.7%
      14,030,006  AlixPartners LLP, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00%
                     Floor........................................................      4.54%        04/04/24         14,006,576
      18,859,311  Duff & Phelps Corp. (Deerfield Dakota), Initial Term Loan, 1 Mo.
                     LIBOR + 3.25%, 1.00% Floor...................................      5.04%        02/13/25         18,162,271
      20,351,764  Refinitiv US Holdings, Inc., Initial Dollar Term Loan, 1 Mo.
                     LIBOR + 3.75%, 0.00% Floor...................................      5.54%        10/01/25         20,448,435
                                                                                                                 ---------------
                                                                                                                      52,617,282
                                                                                                                 ---------------
                  PACKAGED FOODS & MEATS -- 0.1%
       1,129,893  BellRing Brands, LLC, Term Loan B, 1 Mo. LIBOR + 5.00%,
                     0.00% Floor..................................................      6.79%        10/21/24          1,126,368
                                                                                                                 ---------------
                  PAPER PACKAGING -- 0.4%
       5,658,799  Reynolds Group Holdings, Inc., U.S. Term Loan, 1 Mo. LIBOR
                     + 2.75%, 0.00% Floor.........................................      4.54%        02/05/23          5,655,687
                                                                                                                 ---------------
                  PHARMACEUTICALS -- 2.0%
      10,959,614  Bausch Health Cos., Inc. (Valeant), Term Loan B, 1 Mo. LIBOR
                     + 3.00%, 0.00% Floor.........................................      4.92%        06/01/25         10,995,013
      11,036,240  Endo LLC, Term Loan B, 1 Mo. LIBOR + 4.25%, 0.75% Floor.........      6.06%        04/29/24         10,131,268
       7,333,868  GoodRX, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00%
                     Floor........................................................      4.60%        10/15/25          7,310,033


Page 18                 See Notes to Financial Statements


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (h)     MATURITY (i)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  PHARMACEUTICALS (CONTINUED)
$        273,099  Mallinckrodt International Finance S.A., 2017 Term Loan B,
                     3 Mo. LIBOR + 2.75%, 0.75% Floor.............................      4.85%        09/24/24    $       213,408
         195,916  Mallinckrodt International Finance S.A., 2018 Incremental Term
                     Loan, 3 Mo. LIBOR + 3.00%, 0.75% Floor.......................      5.18%        02/24/25            152,203
                                                                                                                 ---------------
                                                                                                                      28,801,925
                                                                                                                 ---------------
                  REAL ESTATE SERVICES -- 0.5%
       1,564,502  Cushman & Wakefield (DTZ U.S. Borrower, LLC), Term Loan,
                     1 Mo. LIBOR + 3.25%, 0.00% Floor.............................      5.04%        08/21/25          1,565,801
       5,411,186  Realogy Corp., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75%
                     Floor........................................................      4.07%        02/08/25          5,120,334
                                                                                                                 ---------------
                                                                                                                       6,686,135
                                                                                                                 ---------------
                  RESTAURANTS -- 0.5%
       7,083,254  Portillo's Holdings LLC, Term B Loan (First Lien), 3 Mo. LIBOR
                     + 4.50%, 1.00% Floor.........................................      6.60%        08/02/21          7,083,254
                                                                                                                 ---------------
                  RETAIL REIT'S -- 0.3%
       4,428,487  Capital Automotive L.P., 2nd Lien Term Loan, 1 Mo. LIBOR +
                     6.00%, 1.00% Floor...........................................      7.79%        03/15/25          4,428,487
                                                                                                                 ---------------
                  SECURITY & ALARM SERVICES -- 0.1%
       2,208,692  Garda World Security Corp., Initial Term Loan, 1 Mo. LIBOR +
                     4.75%, 0.00% Floor...........................................      6.55%        10/30/26          2,194,888
                                                                                                                 ---------------
                  SPECIALIZED CONSUMER SERVICES -- 1.5%
      10,184,000  Asurion, LLC, Second Lien Replacement B-2 Term Loan, 1 Mo.
                     LIBOR + 6.50%, 0.00% Floor...................................      8.29%        08/04/25         10,224,736
       1,094,769  Asurion, LLC, Term Loan B4, 1 Mo. LIBOR + 3.00%, 0.00%
                     Floor........................................................      4.79%        08/04/22          1,094,966
       4,906,776  Asurion, LLC, Term Loan B6, 1 Mo. LIBOR + 3.00%, 0.00%
                     Floor........................................................      4.79%        11/03/23          4,912,026
       4,949,875  Asurion, LLC, Term Loan B7, 1 Mo. LIBOR + 3.00%, 0.00%
                     Floor........................................................      4.79%        11/03/24          4,952,993
                                                                                                                 ---------------
                                                                                                                      21,184,721
                                                                                                                 ---------------
                  SYSTEMS SOFTWARE -- 2.2%
       5,760,013  Applied Systems, Inc., Term Loan (First Lien), 3 Mo. LIBOR +
                     3.00%, 1.00% Floor...........................................      5.10%        09/13/24          5,721,939
       1,262,391  Applied Systems, Inc., Term Loan (Second Lien), 3 Mo. LIBOR
                     + 7.00%, 1.00% Floor.........................................      9.10%        09/13/25          1,273,967
       1,065,839  Dynatrace LLC, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00%
                     Floor........................................................      4.54%        08/22/25          1,068,504
      14,311,470  Misys Financial Software Ltd. (Almonde, Inc.) (Finastra), Term
                     Loan B, 6 Mo. LIBOR + 3.50%, 1.00% Floor.....................      5.70%        06/13/24         13,658,581
       9,219,053  Riverbed Technology, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%,
                     1.00% Floor..................................................      5.04%        04/24/22          7,084,012
       1,553,070  SUSE (Marcel Lux IV S.A.R.L.), Facility B1 USD, 1 Mo. LIBOR
                     + 3.25%, 0.00% Floor.........................................      5.04%        03/15/26          1,508,419
       1,977,589  Vertafore, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00%
                     Floor........................................................      5.04%        06/15/25          1,911,913
                                                                                                                 ---------------
                                                                                                                      32,227,335
                                                                                                                 ---------------
                  TOTAL SENIOR FLOATING-RATE LOAN INTERESTS....................................................      511,048,788
                  (Cost $525,150,390)                                                                            ---------------


                        See Notes to Financial Statements                Page 19


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


     SHARES                                                DESCRIPTION                                                VALUE
----------------  ---------------------------------------------------------------------------------------------  ---------------
RIGHTS -- 0.0%

                  ELECTRIC UTILITIES -- 0.0%
           1,629  Vistra Energy Corp. (c) (j)..................................................................  $         1,442
                  (Cost $2,831)                                                                                  ---------------

MONEY MARKET FUNDS -- 1.6%
      23,037,230  Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio -
                     Institutional Class - 1.68% (k)...........................................................       23,037,230
                  (Cost $23,037,230)                                                                             ---------------

                  TOTAL INVESTMENTS -- 101.2%..................................................................    1,449,296,643
                  (Cost $1,447,337,437) (l)
                  BORROWINGS -- (0.3)%.........................................................................       (4,697,696)
                  NET OTHER ASSETS AND LIABILITIES -- (0.9)%...................................................      (12,510,966)
                                                                                                                 ---------------
                  NET ASSETS -- 100.0%.........................................................................  $ 1,432,087,981
                                                                                                                 ===============


-----------------------------

(a)   This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities
      Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. ("First Trust"
      or the "Advisor"). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At October 31, 2019, securities noted as such amounted to $675,381,645 or 47.2% of net assets.

(b)   These notes are Senior Payment-In-Kind ("PIK") Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue at the rate of 8.50% per annum ("Cash Interest Rate") and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest
      Rate plus 75 basis points. For the fiscal year ended October 31, 2019, this security paid all of its interest in cash.

(c)   Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by the Advisor.

(d)   The issuer is in default and interest is not being accrued by the Fund nor paid by the issuer.

(e)   The issuer has filed for protection in bankruptcy court.

(f)   These notes are Senior PIK Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2)
      entirely in PIK interest. Interest paid in cash will accrue at the rate of
      7.63% per annum ("Cash Interest Rate") and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the fiscal year ended October 31, 2019, this security paid all of its interest in cash.

(g)   These notes are Senior PIK Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2)
      entirely in PIK interest. Interest paid in cash will accrue at the rate of
      7.75% per annum ("Cash Interest Rate") and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. The first interest payment is scheduled for November 15, 2019.

(h)   Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.

(i)   Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(j)   Non-income producing security.

(k)   Rate shown reflects yield as of October 31, 2019.

(l)   Aggregate cost for federal income tax purposes is $1,451,544,691. As of
      October 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was
      $32,812,009 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was
      $35,060,057. The net unrealized depreciation was $2,248,048.

LIBOR - London Interbank Offered Rate

Page 20                 See Notes to Financial Statements


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31,
2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                             LEVEL 2           LEVEL 3
                                                          TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                        VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                       10/31/2019          PRICES            INPUTS            INPUTS
                                                     ---------------   ---------------   ---------------   ---------------
Corporate Bonds*..................................   $   824,401,545   $            --   $   824,401,545   $            --
Foreign Corporate Bonds*..........................        90,807,638                --        90,807,638                --
Senior Floating-Rate Loan Interests*..............       511,048,788                --       511,048,788                --
Rights*...........................................             1,442                --             1,442                --
Money Market Funds................................        23,037,230        23,037,230                --                --
                                                     ---------------   ---------------   ---------------   ---------------
Total Investments.................................   $ 1,449,296,643   $    23,037,230   $ 1,426,259,413   $            --
                                                     ===============   ===============   ===============   ===============


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 21


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2019


ASSETS:
Investments, at value.....................................................    $ 1,449,296,643
Cash......................................................................            252,990
Receivables:
   Interest...............................................................         14,150,023
   Investment securities sold.............................................            755,795
   Dividends..............................................................             19,094
   Margin interest rebate.................................................              1,186
                                                                              ---------------
      Total Assets........................................................      1,464,475,731
                                                                              ---------------
LIABILITIES:
Borrowings................................................................          4,697,696
Payables:
   Investment securities purchased........................................         26,550,784
   Investment advisory fees...............................................          1,135,247
   Margin interest expense................................................              4,023
                                                                              ---------------
      Total Liabilities...................................................         32,387,750
                                                                              ---------------
NET ASSETS................................................................    $ 1,432,087,981
                                                                              ===============
NET ASSETS CONSIST OF:
Paid-in capital...........................................................    $ 1,456,797,354
Par value.................................................................            298,000
Accumulated distributable earnings (loss).................................        (25,007,373)
                                                                              ---------------
NET ASSETS................................................................    $ 1,432,087,981
                                                                              ===============
NET ASSET VALUE, per share................................................    $         48.06
                                                                              ===============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share).................................         29,800,002
                                                                              ===============
Investments, at cost......................................................    $ 1,447,337,437
                                                                              ===============


Page 22                 See Notes to Financial Statements


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2019


INVESTMENT INCOME:
Interest..................................................................    $    77,845,758
Margin interest rebate....................................................          2,092,236
Dividends.................................................................            156,678
                                                                              ---------------
   Total investment income................................................         80,094,672
                                                                              ---------------
EXPENSES:
Investment advisory fees..................................................         11,797,769
Margin interest expense...................................................          3,441,263
Interest on investments sold short........................................             87,606
                                                                              ---------------
   Total expenses.........................................................         15,326,638
                                                                              ---------------
NET INVESTMENT INCOME (LOSS)..............................................         64,768,034
                                                                              ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments............................................................         (1,854,783)
   Investments sold short.................................................            583,453
                                                                              ---------------
Net realized gain (loss)..................................................         (1,271,330)
                                                                              ---------------
Net change in unrealized appreciation (depreciation) on:
   Investments............................................................         24,386,474
   Investments sold short.................................................           (997,623)
                                                                              ---------------
Net change in unrealized appreciation (depreciation)......................         23,388,851
                                                                              ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)...................................         22,117,521
                                                                              ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS........................................................    $    86,885,555
                                                                              ===============


                        See Notes to Financial Statements                Page 23


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                   YEAR                 YEAR
                                                                                   ENDED                ENDED
                                                                                10/31/2019           10/31/2018
                                                                              ---------------      ---------------
OPERATIONS:
Net investment income (loss)..............................................    $    64,768,034      $    64,170,585
Net realized gain (loss)..................................................         (1,271,330)          (8,990,764)
Net change in unrealized appreciation (depreciation)......................         23,388,851          (36,753,553)
                                                                              ---------------      ---------------
Net increase (decrease) in net assets resulting from operations...........         86,885,555           18,426,268
                                                                              ---------------      ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.....................................................        (66,781,356)         (68,615,288)
Return of capital.........................................................           (495,649)              (7,218)
                                                                              ---------------      ---------------
Total distributions to shareholders.......................................        (67,277,005)         (68,622,506)
                                                                              ---------------      ---------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.................................................        378,687,649          117,296,114
Cost of shares redeemed...................................................       (219,243,496)         (64,629,748)
                                                                              ---------------      ---------------
Net increase (decrease) in net assets resulting
   from shareholder transactions..........................................        159,444,153           52,666,366
                                                                              ---------------      ---------------
Total increase (decrease) in net assets...................................        179,052,703            2,470,128

NET ASSETS:
Beginning of period.......................................................      1,253,035,278        1,250,565,150
                                                                              ---------------      ---------------
End of period.............................................................    $ 1,432,087,981      $ 1,253,035,278
                                                                              ===============      ===============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...................................         26,650,002           25,550,002
Shares sold...............................................................          7,900,000            2,450,000
Shares redeemed...........................................................         (4,750,000)          (1,350,000)
                                                                              ---------------      ---------------
Shares outstanding, end of period.........................................         29,800,002           26,650,002
                                                                              ===============      ===============


Page 24                 See Notes to Financial Statements


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED OCTOBER 31, 2019


CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations...........    $    86,885,555
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash used in operating activities:
      Purchases of investments............................................     (1,222,130,277)
      Borrowed investments sold short.....................................      2,124,841,225
      Cost to cover short positions.......................................     (2,202,871,648)
      Sales, maturities and paydowns of investments.......................      1,128,978,202
      Net amortization/accretion of premiums/discounts on investments.....          4,350,833
      Net realized gain/loss on investments...............................          1,854,783
      Net realized gain/loss on investments sold short....................           (583,453)
      Net change in unrealized appreciation/depreciation on investments...        (24,386,474)
      Net change in unrealized appreciation/depreciation on investments
         sold short.......................................................            997,623

CHANGES IN ASSETS AND LIABILITIES
      Decrease in interest receivable.....................................            868,240
      Increase in dividends receivable....................................             (7,102)
      Decrease in margin interest rebate receivable.......................             33,906
      Decrease in interest payable on investments sold short..............            (48,260)
      Decrease in margin interest expense payable.........................            (42,551)
      Increase in investment advisory fees payable........................            123,058
                                                                              ---------------
CASH USED IN OPERATING ACTIVITIES.........................................                         $  (101,136,340)

CASH FLOWS FROM FINANCING ACTIVITIES:
      Proceeds from shares sold...........................................        378,687,649
      Cost of shares redeemed.............................................       (219,243,496)
      Distributions to shareholders from investment operations............        (66,781,356)
      Distributions to shareholders from return of capital................           (495,649)
      Net proceeds from borrowings........................................          4,697,696
                                                                              ---------------
CASH PROVIDED BY FINANCING ACTIVITIES.....................................                              96,864,844
                                                                                                   ---------------
Decrease in cash and restricted cash......................................                              (4,271,496)
Cash and restricted cash at beginning of period...........................                               4,524,486
                                                                                                   ---------------
CASH AND RESTRICTED CASH AT END OF PERIOD.................................                         $       252,990
                                                                                                   ===============
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest..................................                         $     3,483,814
                                                                                                   ===============
CASH AND RESTRICTED CASH RECONCILIATION:
      Cash................................................................    $       252,990
      Restricted cash.....................................................                 --
                                                                              ---------------
CASH AND RESTRICTED CASH AT END OF PERIOD.................................                         $       252,990
                                                                                                   ===============


                        See Notes to Financial Statements                Page 25


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                            YEAR ENDED OCTOBER 31,
                                                   ------------------------------------------------------------------------
                                                       2019           2018           2017           2016           2015
                                                   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period                $    47.02     $    48.95     $    48.31     $    48.69     $    51.30
                                                    ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              2.49           2.52           2.56           2.41           2.64
Net realized and unrealized gain (loss)                   1.13          (1.76)          0.66          (0.14)         (2.23) (a)
                                                    ----------     ----------     ----------     ----------     ----------
Total from investment operations                          3.62           0.76           3.22           2.27           0.41
                                                    ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                    (2.56)         (2.69)         (2.58)         (2.48)         (2.84)
Net realized gain                                           --             --             --             --          (0.14)
Return of capital                                        (0.02)         (0.00)(b)         --          (0.17)         (0.04)
                                                    ----------     ----------     ----------     ----------     ----------
Total distributions                                      (2.58)         (2.69)         (2.58)         (2.65)         (3.02)
                                                    ----------     ----------     ----------     ----------     ----------
Net asset value, end of period                      $    48.06     $    47.02     $    48.95     $    48.31     $    48.69
                                                    ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (c)                                          7.90%          1.60%          6.79%          4.89%          0.80% (a)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                $1,432,088     $1,253,035     $1,250,565     $1,077,297     $  520,954
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets             1.23%          1.16%          1.10%          1.11%          1.23%
Ratio of total expenses to average net assets
   excluding interest expense                             0.95%          0.95%          0.95%          0.95%          0.95%
Ratio of net investment income (loss) to average
   net assets                                             5.22%          5.26%          5.25%          5.04%          5.49%
Portfolio turnover rate (d)                                 50%            52%            75%            45%            34%


(a)   The Fund received a payment from the advisor in the amount of $24,541 in connection with a trade error. The payment from the advisor represents less than $0.01 per share and had no effect on the Fund's total return.

(b)   Amount represents less than $0.01 per share.

(c)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 26                 See Notes to Financial Statements


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                                OCTOBER 31, 2019

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15,
2010, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of nine funds that are offering shares. This report covers the First Trust Tactical High Yield ETF (the "Fund"), a diversified series of the Trust which trades under the ticker "HYLS" on The Nasdaq Stock
Market LLC ("Nasdaq"). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation
Units are generally issued and redeemed for cash and, in certain circumstances, in-kind for securities in which the Fund invests. Except when aggregated in
Creation Units, the Fund's shares are not redeemable securities.

The primary investment objective of the Fund is to provide current income. The
Fund's secondary investment objective is to provide capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets
(including investment borrowings) in high yield debt securities that are rated below investment grade at the time of purchase or unrated securities deemed by the Fund's advisor to be of comparable quality. Below investment grade securities are those that, at the time of purchase, are rated lower than "BBB-"
by Standard & Poor's Ratings Group, a division of the McGraw Hill Companies,
Inc., or lower than "Baa3" by Moody's Investors Service, Inc., or comparably rated by another nationally recognized statistical rating organization. High yield debt securities that are rated below investment grade are commonly referred to as "junk" debt. Such securities may include U.S. and non-U.S.
corporate debt obligations, bank loans and convertible bonds. For purposes of determining whether a security is below investment grade, the lowest available rating will be considered.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB")
Accounting Standards Codification ("ASC") Topic 946, "Financial
Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America
("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New
York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the
NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor's Pricing Committee of the
Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the
"Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Corporate bonds, corporate notes, U.S. government securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;
            2)    reported trades;
            3)    broker/dealer quotes;
            4)    issuer spreads;
            5)    benchmark securities;
            6)    bids and offers; and
            7)    reference data including market research publications.

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                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                                OCTOBER 31, 2019

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Senior Floating-Rate Loan Interests ("Senior Loans")(1) are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific
      Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically,
      Senior Loans are fair valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

      Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination.
      Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1)    the credit conditions in the relevant market and changes
                  thereto;
            2)    the liquidity conditions in the relevant market and changes thereto;
            3)    the interest rate conditions in the relevant market and
                  changes thereto (such as significant changes in interest
                  rates);
            4)    issuer-specific conditions (such as significant credit
                  deterioration); and
            5)    any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing
                  Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

            1)    the fundamental business data relating to the borrower/issuer;

            2)    an evaluation of the forces which influence the market in
                  which these securities are purchased and sold;

            3)    the type, size and cost of a security;

            4)    the financial statements of the borrower/issuer;

            5)    the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;

            6)    the information as to any transactions in or offers for the security;

            7)    the price and extent of public trading in similar securities of the issuer/borrower, or comparable companies;

            8)    the coupon payments;

            9)    the quality, value and salability of collateral, if any,
                  securing the security;

           10)    the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or
                  affiliate and an assessment of the issuer's management;

           11)    the prospects for the borrower's/issuer's industry, and
                  multiples (of earnings and/or cash flows) being paid for
                  similar businesses in that industry;

-----------------------------
(1)   The terms "security" and "securities" used throughout the Notes to
      Financial Statements include Senior Loans.

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                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                                OCTOBER 31, 2019

           12)    borrower's/issuer's competitive position within the industry;

           13)    borrower's/issuer's ability to access additional liquidity through public and/or private markets; and

           14)    other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of October 31, 2019, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method over the expected life of each respective borrowing for loans and bonds.

On July 27, 2017, the Financial Conduct Authority ("FCA") announced that it will no longer persuade or compel banks to submit rates for the calculation of the
London Interbank Offered Rates ("LIBOR") after 2021 (the "FCA Announcement").
Furthermore, in the United States, efforts to identify a set of alternative U.S.
dollar reference interest rates include proposals by the Alternative Reference
Rates Committee of the Federal Reserve Board and the Federal Reserve Bank of New
York. On August 24, 2017, the Federal Reserve Board requested public comment on a proposal by the Federal Reserve Bank of New York, in cooperation with the
Office of Financial Research, to produce three new reference rates intended to serve as alternatives to LIBOR. These alternative rates are based on overnight repurchase agreement transactions secured by U.S. Treasury Securities. On
December 12, 2017, following consideration of public comments, the Federal
Reserve Board concluded that the public would benefit if the Federal Reserve
Bank of New York published the three proposed reference rates as alternatives to
LIBOR (the "Federal Reserve Board Notice").

At this time, it is not possible to predict the effect of the FCA Announcement, the Federal Reserve Board Notice, or other regulatory changes or announcements, any establishment of alternative reference rates or any other reforms to LIBOR that may be enacted in the United Kingdom, the United States or elsewhere. As such, the potential effect of any such event on the Fund cannot yet be determined.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans.
Interest income on such Senior Loans is not accrued until settlement date. The
Fund maintains liquid assets with current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments. The Fund had no when-issued, delayed-delivery, or forward purchase commitments as of October
31, 2019.

C. SHORT SALES

Short sales are utilized for investment and risk management purposes and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold that are not currently owned in the Fund's portfolio. When the Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of

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                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                                OCTOBER 31, 2019

borrowing the securities. The Fund is charged a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities.
Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is effected by the Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund's portfolio. The Fund is subject to the risk it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.

The Fund has established an account with Pershing, LLC for the purpose of purchasing or borrowing securities on margin. The Fund pays interest on any margin balance, which is calculated as the daily margin account balance times the broker's margin interest rate. At October 31, 2019, the Fund had $4,697,696 in borrowings, which approximates fair value, associated with investments sold short as shown in "Borrowings" on the Statement of Assets and Liabilities. The
borrowings are categorized as Level 2 within the fair value hierarchy. At
October 31, 2019, the Fund had no investments sold short. The Fund is charged interest on debit margin balance at a rate equal to the Overnight Bank Funding
Rate plus 75 basis points. With regard to securities held short, the Fund is credited a rebate equal to the market value of its short positions at a rate equal to the Overnight Bank Funding Rate less 35 basis points. This rebate rate applies to easy to borrow securities. Securities that are hard to borrow may earn a rebate that is less than the foregoing or may be subject to a premium charge on a security by security basis. The different rebate rate is determined at the time of a short sale request. At October 31, 2019, the Fund had a debit margin balance of $4,697,696 with an interest rate of 2.55%. For the fiscal year ended October 31, 2019, the Fund had margin interest rebate of $2,092,236 and margin interest expense of $3,441,263, as shown on the Statement of Operations.
For the fiscal year ended October 31, 2019, the average margin balance and interest rates were $109,485,010 and 3.01%, respectively.

D. RESTRICTED CASH

Restricted cash includes cash on deposit with other banks or brokers that is legally restricted as to the withdrawal and primarily serves as collateral for investments sold short. The Fund presents restricted cash activity within
"Decrease in cash and restricted cash" and as part of "Cash and restricted cash at beginning of period" and "Cash and restricted cash at end of period" in the
Statement of Cash Flows, along with a reconciliation of those balances in the
Statement of Assets and Liabilities.

E. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund had no unfunded loan commitments as of October
31, 2019.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by the Fund, if any, are distributed at least annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal years ended October
31, 2019 and 2018 was as follows:

Distributions paid from:                               2019            2018
Ordinary income.................................  $   66,781,356  $   68,615,288
Capital gains...................................              --              --
Return of capital...............................         495,649           7,218

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                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                                OCTOBER 31, 2019

As of October 31, 2019, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income...................  $           --
Accumulated capital and other gain (loss).......     (22,759,325)
Net unrealized appreciation (depreciation)......      (2,248,048)

G. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2016,
2017, 2018, and 2019 remain open to federal and state audit. As of October 31,
2019, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. As of October 31, 2019, the
Fund had non-expiring capital loss carryforwards available for federal income tax purposes of $22,759,325.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2019, the Fund had no net late year ordinary or capital losses.

In order to present paid-in capital and accumulated distributable earnings
(loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation
(depreciation) on investments) on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Fund. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended October 31,
2019, the adjustments for the Fund were as follows:

                                  ACCUMULATED
               ACCUMULATED        NET REALIZED
              NET INVESTMENT      GAIN (LOSS)
              INCOME (LOSS)      ON INVESTMENTS     PAID-IN CAPITAL
              --------------     --------------     ---------------
              $    2,013,322     $   (2,013,322)    $            --

H. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3). The Fund is subject to an interest expense due to the costs associated with the Fund's short positions in securities.

I. NEW ACCOUNTING PRONOUNCEMENTS

On November 17, 2016, the FASB issued Accounting Standards Update ("ASU")
2016-18, "Statement of Cash Flows (Topic 230): Restricted Cash," which requires that the Statement of Cash Flows explain the change during the period in the total of cash and amounts generally described as restricted cash. Therefore, amounts generally described as restricted cash should be included with cash when reconciling the beginning-of-period and end-of-period total amounts shown on the
Statement of Cash Flows. The Fund adopted this guidance during the year, using a retrospective transition method. The adoption of this standard did not have a material impact on the Fund's financial statements.

On March 30, 2017, the FASB issued ASU 2017-08 "Premium Amortization on
Purchased Callable Debt Securities," which amends the amortization period for certain purchased callable debt securities held at a premium by shortening such period to the earliest call date. The new guidance requires an entity to amortize the premium on a callable debt security within its scope to the earliest call date, unless the guidance for considering estimated prepayments is applied. If the call option is not exercised at the earliest call date, the yield is reset to the effective yield using the payment terms of the security.
If the security has more than one call date and the premium was amortized to a

                                                                         Page 31

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                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                                OCTOBER 31, 2019

call price greater than the next call price, any excess of the amortized cost basis over the amount repayable at the next call date will be amortized to that date. If there are no other call dates, any excess of the amortized cost basis over the par amount will be amortized to maturity. Discounts on purchased callable debt securities will continue to be amortized to the security's maturity date. The ASU 2017-08 is effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after
December 15, 2018. Earlier application is permitted for all entities, including adoption in an interim period. If an entity early adopts the ASU in an interim period, any adjustments must be reflected as of the beginning of the fiscal year that includes that interim period. Management is still assessing the impact of the adoption of ASU 2017-08 on the financial statements but does not expect it to have a material impact.

On August 28, 2018, the FASB issued ASU 2018-13, "Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement," which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU
2018-13 include new, eliminated, and modified disclosure requirements of ASC
820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13 for these financial statements, which did not result in a material impact.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement between the Trust and the
Advisor, First Trust manages the investment of the Fund's assets and is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, expenses associated with short sale transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.95% of its average daily net assets.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee
Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the fiscal year ended October 31, 2019, the cost of purchases and proceeds from sales of investments, excluding short-term investments, investments sold short and in-kind transactions, were $720,919,683 and $636,393,423, respectively. The cost of purchases to cover short sales and the proceeds of short sales were $61,562,422 and $41,193,750, respectively.

For the fiscal year ended October 31, 2019, there were no in-kind transactions.

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                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                                OCTOBER 31, 2019

                                 5. BORROWINGS

The Trust, on behalf of the Fund, along with the First Trust Series Fund and
First Trust Variable Insurance Trust, entered into a $200 million Credit
Agreement ("Line of Credit") with BNYM, to be a liquidity backstop during periods of high redemption volume. A commitment fee of 0.15% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans will be charged by BNYM, which First Trust allocates amongst the funds that had access to the Line of Credit. To the extent that the Fund accesses the
Line of Credit, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the fiscal year ended October 31, 2019.

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker dealers or large institutional investors that have entered into a participation agreement (an
"Authorized Participant"). Due to the nature of the Fund's investments, the
Fund's Creation Units are generally issued and redeemed for cash, although
Creation Units may be issued in-kind for securities in which the Fund invests in limited circumstances. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a creation transaction fee (the "Creation
Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and/or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share times the number of shares in a Creation
Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When Creation
Units are issued for cash, the Authorized Participant may also be assessed an amount to cover the cost of purchasing portfolio securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such securities. Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a standard redemption transaction fee (the
"Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and/or the countries in which the transactions are settled. When shares are redeemed for cash, the Authorized Participant may also be assessed an amount to cover other costs, including operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to portfolio securities sold in connection with the redemption.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2021.

                               8. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
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TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF FIRST TRUST EXCHANGE-TRADED
FUND IV:

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statement of assets and liabilities of First
Trust Tactical High Yield ETF (the "Fund"), a series of the First Trust
Exchange-Traded Fund IV, including the portfolio of investments, as of October
31, 2019, the related statement of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2019, and the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2019, by correspondence with the custodian, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Chicago, Illinois
December 23, 2019

We have served as the auditor of one or more First Trust investment companies since 2001.


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ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                          OCTOBER 31, 2019 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                            FEDERAL TAX INFORMATION

Distributions paid to the foreign shareholders during the Fund's fiscal year ended October 31, 2019 that were properly designated by the Fund as
"interest-related dividends" or "short-term capital gain dividends" may not be subject to federal income tax provided that the income was earned directly by such foreign shareholders.

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the fiscal year ended October 31, 2019, none qualify for the corporate dividends received deduction available to corporate shareholders or as qualified dividend income.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

                                                                         Page 35


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                          OCTOBER 31, 2019 (UNAUDITED)

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations.

Non-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S.
securities may involve higher costs than investments in U.S. securities,


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                          OCTOBER 31, 2019 (UNAUDITED)

including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

          NOT FDIC INSURED    NOT BANK GUARANTEED    MAY LOSE VALUE

                               ADVISORY AGREEMENT

BOARD CONSIDERATIONS REGARDING APPROVAL OF CONTINUATION OF INVESTMENT MANAGEMENT
AGREEMENT

The Board of Trustees (the "Board") of First Trust Exchange-Traded Fund IV (the
"Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the "Agreement") with First
Trust Advisors L.P. (the "Advisor") on behalf of the First Trust Tactical High
Yield ETF (the "Fund"). The Board approved the continuation of the Agreement for a one-year period ending June 30, 2020 at a meeting held on June 2, 2019. The
Board determined that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the
Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 18, 2019 and June 2, 2019, the
Board, including the Independent Trustees, reviewed materials provided by the
Advisor responding to requests for information from counsel to the Independent
Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate payable by the Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the "Expense
Universe"), each assembled by Broadridge Financial Solutions, Inc.
("Broadridge"), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds ("ETFs") managed by the Advisor; the expense ratio of the Fund as compared to expense ratios of the funds in the Fund's Expense Group and Expense Universe; performance information for the Fund, including comparisons of the Fund's performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the "Performance
Universe"), each assembled by Broadridge; the nature of expenses incurred in providing services to the Fund and the potential for economies of scale, if any;
financial data on the Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. ("FTP"); and information on the Advisor's compliance program. The Board reviewed initial materials with the Advisor at a special meeting held on April 18, 2019, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the
Advisor. Following the April meeting, independent legal counsel on behalf of the
Independent Trustees requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and independent legal counsel held prior to the June 2, 2019 meeting, as well as at the meeting held that day. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from the Fund's perspective. The Board determined that, given the totality of the information provided with respect to the Agreement, the Board had received sufficient information to renew the
Agreement. The Board considered that shareholders chose to invest or remain invested in the Fund knowing that the Advisor manages the Fund and knowing the
Fund's unitary fee.

In reviewing the Agreement, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and the Fund and reviewed all of the services provided by the Advisor to the Fund, as well as the background and experience of the persons responsible for such services. The Board noted that the Fund is an actively-managed ETF and noted that the Advisor's Leveraged Finance Investment
Team is responsible for the day-to-day management of the Fund's investments. The
Board considered the background and experience of the members of the Leveraged
Finance Investment Team and noted the Board's prior meetings with members of the
Team. The Board considered the Advisor's statement that it applies the same oversight model internally with its Leveraged Finance Investment Team as it uses for overseeing external sub-advisors, including portfolio risk monitoring and

                                                                         Page 37

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                          OCTOBER 31, 2019 (UNAUDITED)

performance review. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor's and the Fund's compliance with the 1940 Act, as well as the Fund's compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Fund. Finally, as part of the Board's consideration of the
Advisor's services, the Advisor, in its written materials and at the April 18,
2019 meeting, described to the Board the scope of its ongoing investment in additional infrastructure and personnel to maintain and improve the quality of services provided to the Fund and the other funds in the First Trust Fund
Complex. In light of the information presented and the considerations made, the
Board concluded that the nature, extent and quality of the services provided to the Trust and the Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed the Fund consistent with its investment objective, policies and restrictions.

The Board considered the unitary fee rate payable by the Fund under the
Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the
Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The
Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor to other fund (including
ETFs) and non-fund clients, as applicable. Because the Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee for the Fund was above the median total (net) expense ratio of the peer funds in the Expense Group. With respect to the Expense Group, the Board, at the April
18, 2019 meeting, discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for actively-managed ETFs, including that there were only two other actively-managed
ETFs in the Expense Group, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the
Fund and other non-ETF clients that limited their comparability. In considering the unitary fee rate overall, the Board also considered the Advisor's statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor's description of its long-term commitment to the Fund.

The Board considered performance information for the Fund. The Board noted the process it has established for monitoring the Fund's performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Fund. The Board determined that this process continues to be effective for reviewing the Fund's performance. The Board received and reviewed information comparing the Fund's performance for periods ended December 31, 2018 to the performance of the funds in the Performance Universe and to a benchmark index. Based on the information provided, the Board noted that the Fund outperformed the Performance Universe median for the one- and five-year periods ended December 31, 2018 but underperformed the Performance Universe median for the three-year period ended December 31, 2018. The Board also noted that the
Fund outperformed the benchmark index for the one-year period ended December 31,
2018 but underperformed the benchmark index for the three- and five-year periods ended December 31, 2018.

On the basis of all the information provided on the unitary fee and performance of the Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for the Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to the
Fund under the Agreement.

The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Fund and noted the Advisor's statement that it believes its expenses will likely increase over the next twelve months as the Advisor continues to hire personnel and build infrastructure, including technology, to improve services to the Fund. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Fund. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to the Fund for the twelve months ended December 31, 2018 and the estimated profitability level for the Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's profitability level for the Fund was not unreasonable. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Fund. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                          OCTOBER 31, 2019 (UNAUDITED)

and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP, and noted that the
Advisor does not utilize soft dollars in connection with the Fund. The Board concluded that the character and amount of potential fall-out benefits to the
Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the
Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

                                  REMUNERATION

First Trust Advisors L.P. ("First Trust") is authorised and regulated by the
U.S. Securities and Exchange Commission and is entitled to market shares of certain funds it manages, including First Trust Tactical High Yield ETF (the
"Fund"), in certain member states in the European Economic Area in accordance with the cooperation arrangements in Article 42 of the Alternative Investment
Fund Managers Directive (the "Directive"). First Trust is required under the
Directive to make disclosures in respect of remuneration. The following disclosures are made in line with First Trust's interpretation of currently available regulatory guidance on remuneration disclosures.

During the year ended December 31, 2018, the amount of remuneration paid (or to be paid) by First Trust Advisors L.P. in respect of the Fund is $3,681,727. This figure is comprised of $433,536 paid (or to be paid) in fixed compensation and
$3,248,191 paid (or to be paid) in variable compensation. There were a total of
21 beneficiaries of the remuneration described above. Those amounts include
$353,196 paid (or to be paid) to senior management of First Trust and $3,328,531 paid (or to be paid) to other employees whose professional activities have a material impact on the risk profiles of First Trust or the Fund (collectively,
"Code Staff").

Code Staff included in the aggregated figures disclosed above are rewarded in line with First Trust's remuneration policy (the "Remuneration Policy") which is determined and implemented by First Trust's senior management. The Remuneration
Policy reflects First Trust's ethos of good governance and encapsulates the following principal objectives:

      i.    to provide a clear link between remuneration and performance of
            First Trust and to avoid rewarding for failure;

      ii.   to promote sound and effective risk management consistent with the risk profiles of the funds managed by First Trust; and

      iii.  to remunerate staff in line with the business strategy, objectives, values and interests of First Trust and the funds managed by First
            Trust in a manner that avoids conflicts of interest.

First Trust assesses various risk factors which it is exposed to when considering and implementing remuneration for Code Staff and considers whether any potential award to such person(s) would give rise to a conflict of interest.
First Trust does not reward failure, or consider the taking of risk or failure to take risk in its remuneration of Code Staff.

First Trust assesses performance for the purposes of determining payments in respect of performance-related remuneration of Code Staff by reference to a broad range of measures including (i) individual performance (using financial and non-financial criteria), and (ii) the overall performance of First Trust.
Remuneration is not based upon the performance of the Fund.

The elements of remuneration are balanced between fixed and variable and the senior management sets fixed salaries at a level sufficient to ensure that variable remuneration incentivises and rewards strong individual performance but does not encourage excessive risk taking.

No individual is involved in setting his or her own remuneration.

                                                                         Page 39

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BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                          OCTOBER 31, 2019 (UNAUDITED)

The following tables identify the Trustees and Officers of the Trust. Unless otherwise indicated, the address of all persons is 120 East Liberty Drive, Suite
400, Wheaton, IL 60187.

The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.


                                                                                                   NUMBER OF            OTHER
                                                                                                 PORTFOLIOS IN     TRUSTEESHIPS OR
                                                                                                THE FIRST TRUST     DIRECTORSHIPS
           NAME,              TERM OF OFFICE AND                                                 FUND COMPLEX      HELD BY TRUSTEE
     YEAR OF BIRTH AND        YEAR FIRST ELECTED             PRINCIPAL OCCUPATIONS                OVERSEEN BY        DURING PAST
   POSITION WITH THE FUND        OR APPOINTED                 DURING PAST 5 YEARS                   TRUSTEE            5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                             INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee   o Indefinite Term   Physician, Officer, Wheaton Orthopedics;           162         None
(1951)                                             Limited Partner, Gundersen Real Estate
                               o Since Inception   Limited Partnership (June 1992 to
                                                   December 2016); Member, Sportsmed LLC
                                                   (April 2007 to November 2015)

Thomas R. Kadlec, Trustee      o Indefinite Term   President, ADM Investors Services, Inc.            162         Director of ADM
(1957)                                             (Futures Commission Merchant)                                  Investor Services,
                               o Since Inception                                                                  Inc., ADM
                                                                                                                  Investor Services
                                                                                                                  International,
                                                                                                                  Futures Industry
                                                                                                                  Association, and
                                                                                                                  National Futures
                                                                                                                  Association

Robert F. Keith, Trustee       o Indefinite Term   President, Hibs Enterprises (Financial and         162         Director of Trust
(1956)                                             Management Consulting)                                         Company of
                               o Since Inception                                                                  Illinois

Niel B. Nielson, Trustee       o Indefinite Term   Senior Advisor (August 2018 to Present),           162         None
(1954)                                             Managing Director and Chief Operating
                               o Since Inception   Officer (January 2015 to August 2018),
                                                   Pelita Harapan Educational Foundation
                                                   (Educational Product  and  Services);
                                                   President and Chief Executive Officer
                                                   (June 2012 to September 2014), Servant
                                                   Interactive LLC (Educational Products
                                                   and Services); President and Chief
                                                   Executive Officer (June 2012 to September
                                                   2014), Dew Learning LLC (Educational
                                                   Products and Services)

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James A. Bowen(1), Trustee,    o Indefinite Term   Chief Executive Officer, First Trust               162         None
Chairman of the Board                              Advisors L.P. and First Trust Portfolios
(1955)                         o Since Inception   L.P.; Chairman of the Board of Directors,
                                                   BondWave LLC (Software Development
                                                   Company) and Stonebridge Advisors LLC
                                                   (Investment Advisor)


-----------------------------

(1)   Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P.,
      investment advisor of the Trust.


--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                          OCTOBER 31, 2019 (UNAUDITED)


     NAME AND             POSITION AND OFFICES         TERM OF OFFICE AND                     PRINCIPAL OCCUPATIONS
   YEAR OF BIRTH               WITH TRUST              LENGTH OF SERVICE                       DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS(2)
------------------------------------------------------------------------------------------------------------------------------------
James M. Dykas        President and Chief Executive   o Indefinite Term      Managing Director and Chief Financial Officer
(1966)                Officer                                                (January 2016 to Present), Controller (January 2011
                                                      o Since January 2016   to January 2016), Senior Vice President (April 2007
                                                                             to January 2016), First Trust Advisors L.P. and First
                                                                             Trust Portfolios L.P.; Chief Financial Officer
                                                                             (January 2016 to Present), BondWave LLC
                                                                             (Software Development Company) and Stonebridge
                                                                             Advisors LLC (Investment Advisor)

Donald P. Swade       Treasurer, Chief Financial      o Indefinite Term      Senior Vice President (July 2016 to Present), Vice
(1972)                Officer and Chief                                      President (April 2012 to July 2016), First Trust
                      Accounting Officer              o Since January 2016   Advisors L.P. and First Trust Portfolios L.P.

W. Scott Jardine      Secretary and Chief             o Indefinite Term      General Counsel, First Trust Advisors L.P. and First
(1960)                Legal Officer                                          Trust Portfolios L.P.; Secretary and General
                                                      o Since Inception      Counsel, BondWave LLC; Secretary, Stonebridge
                                                                             Advisors LLC

Daniel J. Lindquist   Vice President                  o Indefinite Term      Managing Director, First Trust Advisors L.P. and
(1970)                                                                       First Trust Portfolios L.P.
                                                      o Since Inception

Kristi A. Maher       Chief Compliance Officer        o Indefinite Term      Deputy General Counsel, First Trust Advisors L.P.
(1966)                and Assistant Secretary                                and First Trust Portfolios L.P.
                                                      o Since Inception

Roger F. Testin       Vice President                  o Indefinite Term      Senior Vice President, First Trust Advisors L.P.
(1966)                                                                       and First Trust Portfolios L.P.
                                                      o Since Inception

Stan Ueland           Vice President                  o Indefinite Term      Senior Vice President, First Trust Advisors L.P.
(1970)                                                                       and First Trust Portfolios L.P.
                                                      o Since Inception


-----------------------------

(2)   The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

                                                                         Page 41


--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                          OCTOBER 31, 2019 (UNAUDITED)

                                 PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

      o     Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews,
            applications, agreements or other forms;

      o     Information about your transactions with us, our affiliates or others;

      o     Information we receive from your inquiries by mail, e-mail or telephone; and

      o     Information we collect on our website through the use of "cookies".
            For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o     In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o     We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.

USE OF WEBSITE ANALYTICS

We currently use third party analytics tools, Google Analytics and AddThis, to gather information for purposes of improving First Trust's website and marketing our products and services to you. These tools employ cookies, which are small pieces of text stored in a file by your web browser and sent to websites that you visit, to collect information, track website usage and viewing trends such as the number of hits, pages visited, videos and PDFs viewed and the length of user sessions in order to evaluate website performance and enhance navigation of the website. We may also collect other anonymous information, which is generally limited to technical and web navigation information such as the IP address of your device, internet browser type and operating system for purposes of analyzing the data to make First Trust's website better and more useful to our users. The information collected does not include any personal identifiable information such as your name, address, phone number or email address unless you provide that information through the website for us to contact you in order to answer your questions or respond to your requests. To find out how to opt-out of these services click on: Google Analytics and AddThis.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually.
We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at
1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust
Advisors).

March 2019


                      This page intentionally left blank.


                      This page intentionally left blank.


FIRST TRUST

First Trust Exchange-Traded Fund IV

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund IV

--------------------------------------------------------------------------------

First Trust Enhanced Short
Maturity ETF (FTSM)

Annual Report
For the Year Ended
October 31, 2019


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                                 ANNUAL REPORT
                                OCTOBER 31, 2019

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (First Trust Enhanced Short Maturity ETF; hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The
Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional
Information section of this report for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary from the portfolio management team of the
Fund, you may obtain an understanding of how the market environment affected the
Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of a relevant market benchmark.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the
Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                OCTOBER 31, 2019

Dear Shareholders:

First Trust is pleased to provide you with the annual report for the First Trust
Enhanced Short Maturity ETF (the "Fund"), which contains detailed information about the Fund for the twelve months ended October 31, 2019, including a market overview and a performance analysis. We encourage you to read this report carefully and discuss it with your financial advisor.

One of our responsibilities as asset managers is to be good listeners. Perhaps the most effective way in which we do this continually is by paying close attention to mutual fund and exchange-traded fund (ETF) money flows. After all, investors vote with their dollars, and money flows provide valuable feedback with respect to their biases. Over the past 12 months, we have learned that investors, in general, have grown more risk-averse. For the 12-month period ended October 31, 2019, investors funneled an estimated net $359.56 billion into bond mutual funds and ETFs, while liquidating an estimated net $56.86 billion from equity mutual funds and ETFs, according to data from Morningstar. Over the same period, money market funds took in an estimated net $583.27 billion. Those figures were more balanced for the full-year 2018. Those estimated net flows were as follows: $94.42 billion (equity mutual funds & ETFs); $137.60 billion
(bond mutual funds & ETFs); and $161.60 billion (money market funds).

In addition to monitoring fund flows, we watch the performance of all the asset classes. Market returns can either help validate or invalidate our interpretation of money flows. As we noted above, we believe that investors have tempered their appetite for risk, and the returns on the major sectors that comprise the S&P 500(R) Index back it up. For the 12-month period ended October
31, 2019, as measured by total return, the top performers were Real Estate and
Utilities, up 26.72% and 23.71%, respectively, according to Bloomberg. The S&P
500(R) Index posted a total return of 14.33% for the period. These two sectors are defensive in nature. They also tend to distribute cash dividends that are often well above those sectors that are more cyclical in nature. The higher dividend distributions likely drew the attention of fixed-income investors dissatisfied with the current low-yield climate in the bond market, in our opinion.

The absence of a new trade deal between the U.S. and China has been a bit of a wet blanket on the global economy. Global growth projections have been trimmed over time by such organizations as the International Monetary Fund. The tariffs have been in play for 19 months and counting as of October 2019. While the lack of any significant progress in the negotiations between the U.S. and China is a concern, we believe a remedy will be found. Remember, as uncertain as things may appear in the current climate, investors with diversified investment portfolios were most likely rewarded over the past 12 months. Stay the course and stay engaged!

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

The investment objective of First Trust Enhanced Short Maturity ETF (the "Fund")
is to seek current income, consistent with preservation of capital and daily liquidity. Under normal market conditions, the Fund intends to achieve its investment objective by investing at least 80% of its net assets in a portfolio of U.S. dollar-denominated fixed- and variable-rate debt securities, including securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or U.S. government-sponsored entities, residential and commercial mortgage-backed securities, asset-backed securities, U.S. corporate bonds, fixed income securities issued by non-U.S. corporations and governments, municipal obligations, privately issued securities and other debt securities bearing fixed or floating interest rates. The Fund may also invest in money market securities. Shares of the Fund are listed on The Nasdaq Stock Market LLC under the ticker symbol "FTSM."

The Fund's investment advisor, First Trust Advisors L.P. (the "Advisor"), selects securities for the portfolio by evaluating fixed income sectors and macro market trends while completing bottom-up analysis of individual securities. Portfolio securities are selected based upon relative value in the context of overall portfolio duration. Key inputs for the screens in the securities selection process include, but are not limited to, credit quality, yield, interest rate sensitivity and liquidity. The Fund's holdings are systematically monitored for meaningful changes in performance and risk measures. A security will generally be sold when the Advisor believes that a security can be substituted for a similar investment that represents better relative value; it lacks adequate compensation for embedded credit risk; or when rebalancing the portfolio to maintain diversification. Under normal market conditions, the Fund's average duration is expected to be less than one year and the average maturity of the Fund's portfolio is expected to be less than three years.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                       AVERAGE ANNUAL                         CUMULATIVE
                                                                       TOTAL RETURNS                        TOTAL RETURNS
                                              1 Year Ended   5 Years Ended   Inception (8/5/14)   5 Years Ended   Inception (8/5/14)
                                                10/31/19       10/31/19         to 10/31/19         10/31/19         to 10/31/19
FUND PERFORMANCE
NAV                                              2.68%           1.46%             1.42%              7.50%             7.67%
Market Price                                     2.67%           1.46%             1.42%              7.52%             7.69%

INDEX PERFORMANCE
ICE BofAML 0-1 Year U.S. Treasury Index          2.75%           1.16%             1.11%              5.93%             5.94%
------------------------------------------------------------------------------------------------------------------------------------


Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the period indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the
Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

--------------------------------------------------------
                                          % OF TOTAL
ASSET CLASSIFICATION                  INVESTMENTS & CASH
--------------------------------------------------------
Corporate Bonds and Notes                   38.62%
Commercial Paper                            26.39
Foreign Corporate Bonds and Notes           14.42
Asset-Backed Securities                     11.69
U.S. Government Notes                        3.79
U.S. Government Agency Mortgage-
   Backed Securities                         3.46
Certificate of Deposit                       1.53
Mortgage-Backed Securities                   0.09
Cash                                         0.01
                                           -------
     Total                                 100.00%
                                           =======

--------------------------------------------------------
                                          % OF TOTAL
CREDIT QUALITY(1)                     INVESTMENTS & CASH
--------------------------------------------------------
Government and Agency                        7.25%
AAA                                          5.62
AA+                                          0.92
AA                                           0.20
AA-                                          3.55
A+                                           7.35
A                                            6.74
A-                                           9.76
BBB+                                        11.87
BBB                                         11.75
BBB-                                         1.18
A-1 ( Short Term)                            1.17
A-2 ( Short Term)                           16.03
A-3 ( Short Term)                            9.19
Not Rated                                    7.41
Cash                                         0.01
                                           -------
     Total                                 100.00%
                                           =======

--------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                         INVESTMENTS
--------------------------------------------------------
U.S. Treasury Note 1.13%, 4/30/2020          1.27%
U.S. Treasury Note 1.50%, 6/15/2020          0.78
U.S. Treasury Note 1.50%, 8/31/2021          0.78
Towd Point Mortgage Trust,
   Series 2015-5, Class A1B                  0.67
U.S. Treasury Note 1.50%, 9/30/21            0.59
OSCAR US Funding Trust V, Series
   2016-2A, Class A4                         0.55
Towd Point Mortgage Trust,
   Series 2015-6, Class A1B                  0.53
Verizon Communications, Inc., 3 Mo.
   LIBOR + 1.00%                             0.50
BPCE S.A., Medium-Term Note, 3 Mo.
   LIBOR + 0.88%                             0.49
Broadcom, Inc.                               0.49
                                           -------
     Total                                   6.65%
                                           =======

-----------------------------
(1)   The ratings are by Standard & Poor's Ratings Group, a division of The
      McGraw-Hill Companies, Inc. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured highest to lowest on a scale that generally ranges from AAA to D for long-term ratings and A-1+ to C for short-term ratings.
      Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher or a short-term credit rating of A-3 or higher.
      The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares.
      U.S. Treasury and U.S. Agency mortgage-backed securities appear under
      "Government". Credit ratings are subject to change.

                                                                          Page 3


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)


              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                   AUGUST 5, 2014 - OCTOBER 31, 2019

            First Trust Enhanced        ICE BofAML 0-1 Year
             Short Maturity ETF         U.S. Treasury Index
8/5/14            $10,000                     $10,000
10/31/14           10,016                      10,002
4/30/15            10,047                      10,011
10/31/15           10,045                      10,020
4/30/16            10,079                      10,045
10/31/16           10,139                      10,073
4/30/17            10,206                      10,096
10/31/17           10,289                      10,147
4/30/18            10,371                      10,207
10/31/18           10,486                      10,311
4/30/19            10,624                      10,449
10/31/19           10,767                      10,594


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH OCTOBER 31, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period November 1, 2014 through
October 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


                          NUMBER OF DAYS BID/ASK MIDPOINT               NUMBER OF DAYS BID/ASK MIDPOINT
                                    AT/ABOVE NAV                                   BELOW NAV
                      ----------------------------------------      ----------------------------------------
                      0.00%-     0.50%-     1.00%-                  0.00%-     0.50%-     1.00%-
FOR THE PERIOD        0.49%      0.99%      1.99%      >=2.00%      0.49%      0.99%      1.99%      >=2.00%
11/1/14 - 10/31/15      54          0          0          0          197          0          0          0
11/1/15 - 10/31/16     101          0          0          0          151          0          0          0
11/1/16 - 10/31/17     173          0          0          0           79          0          0          0
11/1/17 - 10/31/18     179          0          0          0           73          0          0          0
11/1/18 - 10/31/19     160          0          0          0           91          0          0          0



--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                                 ANNUAL REPORT
                          OCTOBER 31, 2019 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust") is the investment advisor to the First
Trust Enhanced Short Maturity ETF (the "Fund" or "FTSM"). In this capacity,
First Trust is responsible for the selection and ongoing monitoring of the investments in the Fund's portfolio and certain other services necessary for the management of the portfolio.

                           PORTFOLIO MANAGEMENT TEAM

TODD LARSON, CFA - SENIOR VICE PRESIDENT, PORTFOLIO MANAGER
JEREMIAH CHARLES - SENIOR VICE PRESIDENT, PORTFOLIO MANAGER
JAMES SNYDER - SENIOR VICE PRESIDENT, PORTFOLIO MANAGER
ERIC MAISEL, CFA - SENIOR VICE PRESIDENT, PORTFOLIO MANAGER
CHRISTINA L. FLETCHER - PORTFOLIO MANAGER

                                   COMMENTARY

The Fund is an actively-managed exchange-traded fund ("ETF"). Its investment objective is to seek current income, consistent with preservation of capital and daily liquidity.

MARKET RECAP

The front-end of the U.S. bond market improved over the 12-month period ended
October 31, 2019. The ICE BofAML 0-1 Year U.S. Treasury Index and the ICE BofAML
0-1 Year U.S. Corporate Index, two broad measures of market performance, had returns of 2.75% and 3.28%, respectively, for the period. The positive return was primarily due to steady, albeit slower, economic growth and falling interest rates. Driven in part by the negative effects on business investment from the trade conflict between the U.S. and China, the U.S. economy grew by 2% for the period, a slowdown from the 3.1% pace of one year ago. Business investment subtracted from gross domestic product in the second and third quarters of 2019 led by sharp declines in structures. This was offset, however, by consumer spending which grew at a 2.5% rate over the last four quarters. Consumer spending has been buoyed by employment growth of over 2 million jobs added in the last 12 months and average hourly earnings growth of 3.0%.

A dimmer growth outlook coupled with market volatility and lower inflation prompted the Federal Reserve (the "Fed") to abruptly change course in monetary policy beginning last January. When raising its target policy rate to the range of 2.25% - 2.50% in December, policymakers expected that further balance sheet normalization and additional hikes would follow in the year ahead. This Fed hawkishness, along with ongoing trade policy uncertainty, triggered a dramatic selloff in risk assets. This caused policymakers to backtrack on those expectations and by the second quarter the FOMC was signaling a bias toward cutting rates. The Fed followed through with three rate cuts at consecutive FOMC meetings beginning in July. Fed Chairman Jerome Powell characterized the cuts as a "mid-cycle adjustment" and justified the change in strategy as a prudent response to low inflation, economic weakness overseas, and trade tensions.

Interest rates fell in response to the shift in policy. Long-term rates fell the most, partly reflecting fear of a severe economic slowdown. For example, the yield of the 2-Year Treasury dropped to 1.52% from 2.87%, during the 12-month period ended October 31, 2019 and the 10-Year Treasury dropped to 1.69% from
3.16% for the same period. While the Treasury curve ended the period relatively flat from the 3-month maturity out to 5-years, inversion was characteristic of the yield curve during much of the reporting period.

Falling interest rates had the most significant return impact on longer maturity bonds, which typically have greater sensitivity to interest rate changes compared with those with shorter maturities. Additionally, improving credit spreads on corporate and securitized assets helped to boost returns in those market sectors. This was particularly true during the first two quarters of 2019 as credit spreads recovered from the selloff in the closing weeks of 2018.

PERFORMANCE ANALYSIS

As noted, short-term bonds posted a positive return for the 12-month period ended October 31, 2019. While bond prices generally increased in the wake of three rate cuts by the Fed, shortest-term bonds are the least sensitive to interest rate changes. In addition, the Fund is designed to exhibit little share price volatility in most interest rate environments.

                                                                          Page 5


--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                                 ANNUAL REPORT
                          OCTOBER 31, 2019 (UNAUDITED)

For the 12-month period ended October 31, 2019, the Fund's net asset value
("NAV") and market price total returns were 2.68% and 2.67%, respectively. The
Fund performed in-line relative to the ICE BofAML 0-1 Year U.S. Treasury Index.
Performance relative to its benchmark benefited from allocations to corporate credit and securitized products, including asset-backed securities ("ABS") and
Agency collateralized mortgage obligations ("CMO"). Commercial paper had a positive contribution to return but detracted from performance relative to the benchmark due to falling interest rates that had a more positive impact on longer maturity Treasuries.

The largest contributor to the Fund's return came from its allocation to corporate bonds. Corporate debt benefited from steady economic growth, healthy earnings, and resilient household spending. In addition, high demand from yield-seeking buyers boosted corporate bonds. Within the corporate sector, banks were the largest contributors to the Fund's return. These issuers made up 21% of the Fund on average during the period. Despite falling rates and a flattening yield curve, banks generally improved owing in part to relatively low amount of new debt issuance alongside improving credit quality. Bonds issued by companies in the consumer non-cyclical and energy industries also contributed to the
Fund's performance and were supported by demand for consumer products and a relatively stable outlook for crude oil prices. In the securitized product sector, positions in auto ABS and CMOs benefited the Fund as investors seeking yield drove demand for these products. In addition, agency-backed mortgage product remained more insulated from the adverse economic effects of trade tensions, and auto-ABS benefited from the strong household sector.

Throughout the period, the Fund maintained a diversified allocation with an emphasis on securities having a high level of liquidity. Overall credit risk was kept low as the investment strategy focused on high quality, short-term holdings. The Fund's weighted average maturity was kept around one year and weighted average effective duration between one-quarter and one-half of a year.

MARKET AND FUND OUTLOOK

While global central banks have turned dovish to ease financial conditions and combat global growth and inflation concerns, the trade spat between the U.S. and
China remains top of mind. Despite these headwinds, we continue to expect global growth to slow yet remain positive in the face of tariffs and trade frictions that stand to be an ongoing drag on investor and business confidence unless a sustainable truce can be achieved. Fortunately, the U.S. household sector appears firm, in our view, even as the manufacturing sectors of the U.S. and
European economies wrestle with headwinds from trade. This backdrop should provide adequate support for credit, in our opinion. We expect the U.S. economy will grow at an above-trend pace in 2019 and 2020 although at a sequentially slower pace. We see inflationary pressures staying below the Fed's 2% objective this year but wage and employment growth, combined with the impact of tariffs, should drive inflation higher in 2020, in our opinion.

Our base case is that the Fed will be on hold for an extended period after cutting rates by 0.75% over the last four months and that policymakers will monitor incoming data for signs that the economy is responding well to the rate cuts. Our current "on-hold" view contrasts with market pricing which implies one additional cut over the next 12 months. As such, we believe further improvement in sentiment could lead to a backup in yields and offer more attractive entry points. Our constructive outlook on credit is supported by our expectations for earnings growth and adequate free cash flow in addition to positive supply and demand conditions. Given our outlook, we are comfortable maintaining credit spread duration while keeping interest rate duration low. Select domestic banks, consumer non-cyclicals and mid-stream companies are among the sectors where we see value currently. On the back of resilience in U.S. consumer data, we continue to see prime quality auto ABS and agency-backed mortgages as offering relatively attractive valuation and a more defensive source of credit risk.

As we evaluate new investment opportunities, our research will seek to identify opportunities that we believe offer the best risk/reward balance, and decisions will continue to be based on the analysis of data that results in sound, evidence-based conclusions.


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

UNDERSTANDING YOUR FUND EXPENSES
OCTOBER 31, 2019 (UNAUDITED)

As a shareholder of First Trust Enhanced Short Maturity ETF (the "Fund"), you
incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2019.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


-------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO     EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE       DURING THE
                                                   ACCOUNT VALUE      ACCOUNT VALUE         SIX-MONTH         SIX-MONTH
                                                    MAY 1, 2019      OCTOBER 31, 2019      PERIOD (a)        PERIOD (b)
-------------------------------------------------------------------------------------------------------------------------
FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
Actual                                               $1,000.00          $1,013.50             0.40%             $2.03
Hypothetical (5% return before expenses)             $1,000.00          $1,023.19             0.40%             $2.04


(a)   These expense ratios reflect expense waivers. See Note 3 in the Notes to the Financial Statements.

(b)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (May 1, 2019 through October 31, 2019), multiplied by 184/365 (to reflect the six-month period).

                                                                          Page 7


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2019


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
CORPORATE BONDS AND NOTES -- 39.0%

                  AEROSPACE/DEFENSE -- 1.1%
$      1,630,000  L3Harris Technologies, Inc......................................      2.70%        04/27/20    $      1,632,834
       1,300,000  L3Harris Technologies, Inc., 3 Mo. LIBOR + 0.48% (a)............      2.42%        04/30/20           1,300,512
       1,058,000  Lockheed Martin Corp............................................      4.25%        11/15/19           1,058,739
       6,150,000  Lockheed Martin Corp............................................      2.50%        11/23/20           6,183,610
      11,914,000  Northrop Grumman Corp...........................................      2.08%        10/15/20          11,931,815
         715,000  United Technologies Corp., 3 Mo. LIBOR + 0.35% (a)..............      2.60%        11/01/19             715,000
      11,470,000  United Technologies Corp........................................      4.50%        04/15/20          11,607,819
      20,000,000  United Technologies Corp., 3 Mo. LIBOR + 0.65% (a)..............      2.82%        08/16/21          20,003,961

                                                                                                                 ----------------
                                                                                                                       54,434,290
                                                                                                                 ----------------
                  AGRICULTURE -- 0.3%
      13,029,000  BAT Capital Corp., 3 Mo. LIBOR + 0.59% (a)......................      2.77%        08/14/20          13,056,964
                                                                                                                 ----------------
                  AIRLINES -- 0.1%
       4,430,000  Southwest Airlines Co...........................................      2.75%        11/06/19           4,430,122
                                                                                                                 ----------------
                  AUTO MANUFACTURERS -- 3.7%
       6,000,000  American Honda Finance Corp., 3 Mo. LIBOR +
                     0.26% (a)....................................................      2.38%        06/16/20           6,008,891
       2,000,000  American Honda Finance Corp., Medium-Term Note,
                     3 Mo. LIBOR + 0.15% (a)......................................      2.33%        11/13/19           2,000,171
       1,000,000  American Honda Finance Corp., Medium-Term Note,
                     3 Mo. LIBOR + 0.34% (a)......................................      2.52%        02/14/20           1,001,133
       3,800,000  American Honda Finance Corp., Medium-Term Note,
                     3 Mo. LIBOR + 0.47% (a)......................................      2.50%        01/08/21           3,813,080
       3,000,000  American Honda Finance Corp., Medium-Term Note,
                     3 Mo. LIBOR + 0.35% (a)......................................      2.49%        06/11/21           3,007,861
       1,000,000  BMW US Capital LLC, 3 Mo. LIBOR + 0.37% (a) (b).................      2.55%        08/14/20           1,001,785
      10,000,000  BMW US Capital LLC, 3 Mo. LIBOR + 0.41% (a) (b).................      2.41%        04/12/21          10,018,262
       4,400,000  BMW US Capital LLC, 3 Mo. LIBOR + 0.50% (a) (b).................      2.68%        08/13/21           4,409,541
       5,000,000  Daimler Finance North America LLC (b)...........................      2.25%        03/02/20           5,004,885
      10,000,000  Daimler Finance North America LLC, 3 Mo. LIBOR +
                     0.39% (a) (b)................................................      2.29%        05/04/20          10,006,771
       1,500,000  Daimler Finance North America LLC, 3 Mo. LIBOR +
                     0.53% (a) (b)................................................      2.42%        05/05/20           1,501,708
       5,730,000  Daimler Finance North America LLC, 3 Mo. LIBOR +
                     0.43% (a) (b)................................................      2.61%        02/12/21           5,730,535
       5,000,000  Daimler Finance North America LLC, 3 Mo. LIBOR +
                     0.67% (a) (b)................................................      2.56%        11/05/21           5,009,529
       2,000,000  Daimler Finance North America LLC, 3 Mo. LIBOR +
                     0.90% (a) (b)................................................      3.06%        02/15/22           2,013,485
      14,742,000  General Motors Co., 3 Mo. LIBOR + 0.80% (a).....................      3.01%        08/07/20          14,765,783
       7,811,000  General Motors Financial Co., Inc...............................      2.65%        04/13/20           7,822,617
      15,588,000  General Motors Financial Co., Inc., 3 Mo. LIBOR +
                     0.93% (a)....................................................      2.92%        04/13/20          15,621,763
       6,000,000  General Motors Financial Co., Inc...............................      3.20%        07/13/20           6,038,253
       3,000,000  General Motors Financial Co., Inc., 3 Mo. LIBOR +
                     0.54% (a)....................................................      2.45%        11/06/20           2,992,775
       8,000,000  General Motors Financial Co., Inc., 3 Mo. LIBOR +
                     1.10% (a)....................................................      3.01%        11/06/21           8,020,377
       2,700,000  Nissan Motor Acceptance Corp., 3 Mo. LIBOR +
                     0.39% (a) (b)................................................      2.49%        09/28/20           2,701,480


Page 8                  See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  AUTO MANUFACTURERS (CONTINUED)
$      3,000,000  Nissan Motor Acceptance Corp., 3 Mo. LIBOR +
                     0.69% (a) (b)................................................      2.79%        09/28/22    $      2,994,638
       2,000,000  PACCAR Financial Corp., Medium-Term Note, 3 Mo.
                     LIBOR + 0.26% (a)............................................      2.44%        05/10/21           2,000,845
         500,000  Toyota Motor Credit Corp., 3 Mo. LIBOR + 0.26% (a)..............      2.26%        04/17/20             500,572
       4,000,000  Toyota Motor Credit Corp., Medium-Term Note, 3 Mo.
                     LIBOR + 0.28% (a)............................................      2.28%        04/13/21           4,005,815
       9,677,000  Toyota Motor Credit Corp., Medium-Term Note.....................      1.80%        10/07/21           9,686,384
      15,000,000  Toyota Motor Credit Corp., Medium-Term Note, 3 Mo.
                     LIBOR + 0.29% (a)............................................      2.33%        10/07/21          15,012,259
      17,370,000  Volkswagen Group of America Finance LLC, 3 Mo.
                     LIBOR + 0.77% (a) (b)........................................      2.95%        11/13/20          17,444,224
       7,000,000  Volkswagen Group of America Finance LLC (b).....................      2.50%        09/24/21           7,050,303
      10,000,000  Volkswagen Group of America Finance LLC, 3 Mo. LIBOR
                     + 0.86% (a) (b)..............................................      2.97%        09/24/21          10,054,032
                                                                                                                 ----------------
                                                                                                                      187,239,757
                                                                                                                 ----------------
                  BANKS -- 10.6%
       6,239,000  Bank of America Corp., 3 Mo. LIBOR + 0.38% (a)..................      2.31%        01/23/22           6,241,580
       5,000,000  Bank of America Corp., Global Medium-Term Note, 3 Mo.
                     LIBOR + 1.42% (a)............................................      3.39%        04/19/21           5,087,943
       6,642,000  Bank of America Corp., Global Medium-Term Note (c)..............      2.37%        07/21/21           6,658,470
       4,000,000  Bank of America Corp., Global Medium-Term Note, 3 Mo.
                     LIBOR + 0.66% (a)............................................      2.63%        07/21/21           4,012,547
       5,000,000  Bank of America Corp., Medium-Term Note.........................      2.63%        10/19/20           5,034,257
      18,560,000  Bank of America Corp., Medium-Term Note, 3 Mo.
                     LIBOR + 0.65% (a)............................................      2.76%        06/25/22          18,654,314
       3,000,000  Bank of America N.A., 3 Mo. LIBOR + 0.35% (a)...................      2.48%        05/24/21           3,003,106
      15,000,000  Bank of America N.A., 3 Mo. LIBOR + 0.32% (a)...................      2.26%        07/26/21          15,013,983
       4,000,000  Bank of New York Mellon (The), 3 Mo. LIBOR +
                     0.30% (a)....................................................      2.43%        12/04/20           4,001,642
       5,000,000  Bank of New York Mellon (The), Medium-Term Note,
                     3 Mo. LIBOR + 0.28% (a)......................................      2.41%        06/04/21           5,007,084
       5,000,000  BB&T Corp., Medium-Term Note....................................      2.45%        01/15/20           5,003,222
       1,031,000  BB&T Corp., Medium-Term Note, 3 Mo. LIBOR +
                     0.57% (a)....................................................      2.69%        06/15/20           1,034,321
       8,661,000  BB&T Corp., Medium-Term Note, 3 Mo. LIBOR +
                     0.22% (a)....................................................      2.13%        02/01/21           8,660,741
         260,000  Branch Banking & Trust Co., 3 Mo. LIBOR + 0.22% (a).............      2.35%        06/01/20             260,218
       7,000,000  Capital One N.A.................................................      2.35%        01/31/20           7,004,275
       3,385,000  Capital One N.A., 3 Mo. LIBOR + 0.82% (a).......................      3.01%        08/08/22           3,396,634
       3,000,000  Citibank N.A., 3 Mo. LIBOR + 0.30% (a)..........................      2.27%        10/20/20           3,004,064
      10,760,000  Citibank N.A., 3 Mo. LIBOR + 0.35% (a)..........................      2.53%        02/12/21          10,778,636
       8,998,000  Citibank N.A., 3 Mo. LIBOR + 0.57% (a)..........................      2.50%        07/23/21           9,035,575
      15,000,000  Citibank N.A., 3 Mo. LIBOR + 0.60% (a)..........................      2.74%        05/20/22          15,046,858
       1,000,000  Citigroup, Inc., 3 Mo. LIBOR + 1.19% (a)........................      3.09%        08/02/21           1,014,736
       2,000,000  Citigroup, Inc., 3 Mo. LIBOR + 1.07% (a)........................      3.17%        12/08/21           2,028,934
      15,338,000  Citigroup, Inc., 3 Mo. LIBOR + 0.96% (a)........................      2.90%        04/25/22          15,532,640
       5,000,000  Citigroup, Inc. (c).............................................      2.31%        11/04/22           5,015,863
       5,000,000  Citigroup, Inc., SOFR + 0.87% (a)...............................      2.45%        11/04/22           5,022,492
       9,233,000  Citizens Bank N.A./Providence RI................................      2.25%        03/02/20           9,239,396


                        See Notes to Financial Statements                 Page 9


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  BANKS (CONTINUED)
$      1,000,000  Citizens Bank N.A./Providence RI, 3 Mo. LIBOR +
                     0.54% (a)....................................................      2.68%        03/02/20    $      1,001,253
       6,425,000  Citizens Bank N.A./Providence RI, 3 Mo. LIBOR +
                     0.57% (a)....................................................      2.70%        05/26/20           6,441,113
       2,013,000  Citizens Bank N.A./Providence RI................................      2.25%        10/30/20           2,019,011
       1,500,000  Citizens Bank N.A./Providence RI, Medium-Term Note..............      2.55%        05/13/21           1,512,510
       8,000,000  Comerica Bank...................................................      2.50%        06/02/20           8,026,102
      14,535,000  Discover Bank...................................................      3.10%        06/04/20          14,618,346
       7,725,000  Fifth Third Bank/Cincinnati OH, 3 Mo. LIBOR +
                     0.44% (a)....................................................      2.38%        07/26/21           7,757,875
       5,194,000  Goldman Sachs Bank USA/New York NY, SOFR +
                     0.60% (a)....................................................      2.54%        05/24/21           5,199,467
       5,000,000  Goldman Sachs Group, (The), Inc., 3 Mo. LIBOR +
                     1.11% (a)....................................................      3.05%        04/26/22           5,052,639
       6,000,000  Goldman Sachs Group, (The), Inc.................................      2.60%        04/23/20           6,017,310
       6,500,000  Goldman Sachs Group, (The), Inc., 3 Mo. LIBOR +
                     1.16% (a)....................................................      3.09%        04/23/20           6,526,332
       7,000,000  Goldman Sachs Group, (The), Inc., 3 Mo. LIBOR +
                     1.20% (a)....................................................      3.32%        09/15/20           7,055,248
       3,000,000  Goldman Sachs Group, (The), Inc., 3 Mo. LIBOR +
                     0.73% (a)....................................................      2.83%        12/27/20           3,002,892
      10,308,000  Goldman Sachs Group, (The), Inc., 3 Mo. LIBOR +
                     1.17% (a)....................................................      3.33%        11/15/21          10,394,163
       6,710,000  Huntington National Bank (The)..................................      2.38%        03/10/20           6,718,734
       5,000,000  JPMorgan Chase & Co.............................................      2.25%        01/23/20           5,002,303
      15,470,000  JPMorgan Chase & Co., 3 Mo. LIBOR + 0.55% (a)...................      2.65%        03/09/21          15,494,689
       5,000,000  JPMorgan Chase & Co., 3 Mo. LIBOR + 0.68% (a)...................      2.82%        06/01/21           5,014,700
       3,000,000  JPMorgan Chase & Co., 3 Mo. LIBOR + 0.61% (a)...................      2.76%        06/18/22           3,010,928
       2,500,000  JPMorgan Chase & Co. (c)........................................      3.51%        06/18/22           2,556,755
       2,562,000  JPMorgan Chase Bank N.A., 3 Mo. LIBOR + 0.29% (a)...............      2.20%        02/01/21           2,562,730
       5,000,000  JPMorgan Chase Bank N.A., 3 Mo. LIBOR + 0.37% (a)...............      2.49%        02/19/21           5,004,330
      10,000,000  JPMorgan Chase Bank N.A., 3 Mo. LIBOR + 0.34% (a)...............      2.28%        04/26/21          10,006,537
       5,000,000  JPMorgan Chase Bank N.A. (c)....................................      3.09%        04/26/21           5,025,373
       6,000,000  KeyBank N.A./Cleveland OH.......................................      2.50%        12/15/19           6,003,343
       3,300,000  KeyBank N.A./Cleveland OH, 3 Mo. LIBOR + 0.81% (a)..............      2.96%        11/22/21           3,335,130
      14,406,000  KeyCorp., Medium-Term Note......................................      2.90%        09/15/20          14,527,217
       7,057,000  Morgan Stanley, 3 Mo. LIBOR + 1.14% (a).........................      3.08%        01/27/20           7,073,326
      15,784,000  Morgan Stanley, 3 Mo. LIBOR + 1.18% (a).........................      3.15%        01/20/22          15,950,066
      18,224,000  Morgan Stanley, Global Medium-Term Note, 3 Mo.
                     LIBOR + 0.55% (a)............................................      2.73%        02/10/21          18,241,536
      11,000,000  Morgan Stanley, Global Medium-Term Note, 3 Mo.
                     LIBOR + 1.40% (a)............................................      3.37%        04/21/21          11,179,698
       6,000,000  Morgan Stanley, Global Medium-Term Note.........................      2.50%        04/21/21           6,045,285
       7,750,000  PNC Bank N.A., 3 Mo. LIBOR + 0.36% (a)..........................      2.48%        05/19/20           7,764,471
      20,000,000  PNC Bank N.A., 3 Mo. LIBOR + 0.35% (a)..........................      2.48%        03/12/21          20,027,134
      12,050,000  Regions Bank/Birmingham AL, 3 Mo. LIBOR +
                     0.38% (a)....................................................      2.48%        04/01/21          12,049,538
       7,000,000  Regions Bank/Birmingham AL, 3 Mo. LIBOR +
                     0.50% (a)....................................................      2.68%        08/13/21           7,007,094
       5,916,000  SunTrust Bank/Atlanta GA........................................      2.25%        01/31/20           5,918,895


Page 10                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  BANKS (CONTINUED)
$     11,347,000  SunTrust Bank/Atlanta GA (c)....................................      2.59%        01/29/21    $     11,358,388
       7,000,000  SunTrust Bank/Atlanta GA, 3 Mo. LIBOR + 0.50% (a)...............      2.44%        10/26/21           7,011,936
      10,000,000  SunTrust Bank/Atlanta GA, 3 Mo. LIBOR + 0.59% (a)...............      2.71%        05/17/22          10,040,257
       5,000,000  US Bank N.A./Cincinnati OH, 3 Mo. LIBOR +
                     0.25% (a)....................................................      2.19%        07/24/20           5,004,611
       2,000,000  US Bank N.A./Cincinnati OH, 3 Mo. LIBOR +
                     0.32% (a)....................................................      2.26%        04/26/21           2,005,641
       3,000,000  Wells Fargo & Co., 3 Mo. LIBOR + 0.93% (a)......................      3.11%        02/11/22           3,020,277
       2,500,000  Wells Fargo & Co., Medium-Term Note, Series N, 3 Mo.
                     LIBOR + 0.68% (a)............................................      2.62%        01/30/20           2,504,040
       5,000,000  Wells Fargo & Co., Medium-Term Note.............................      3.00%        01/22/21           5,068,698
       1,735,000  Wells Fargo & Co., Medium-Term Note, Series N...................      2.15%        01/30/20           1,736,154
       3,793,000  Wells Fargo Bank N.A., 3 Mo. LIBOR + 0.50% (a)..................      2.43%        07/23/21           3,799,425
      12,087,000  Wells Fargo Bank N.A., 3 Mo. LIBOR + 0.51% (a)..................      2.46%        10/22/21          12,134,579
       7,000,000  Wells Fargo Bank N.A., 3 Mo. LIBOR + 0.62% (a)..................      2.75%        05/27/22           7,023,868
      10,000,000  Wells Fargo Bank N.A., Medium-Term Note, 3 Mo.
                     LIBOR + 0.38% (a)............................................      2.53%        05/21/21          10,006,947
                                                                                                                 ----------------
                                                                                                                      534,652,425
                                                                                                                 ----------------
                  BEVERAGES -- 0.2%
       3,000,000  Constellation Brands, Inc.......................................      2.00%        11/07/19           2,999,936
       7,689,000  Constellation Brands, Inc., 3 Mo. LIBOR + 0.70% (a).............      2.86%        11/15/21           7,689,608
                                                                                                                 ----------------
                                                                                                                       10,689,544
                                                                                                                 ----------------
                  BIOTECHNOLOGY -- 0.6%
      15,500,000  Amgen, Inc., 3 Mo. LIBOR + 0.45% (a)............................      2.63%        05/11/20          15,527,586
      15,060,000  Celgene Corp....................................................      2.88%        08/15/20          15,158,565
                                                                                                                 ----------------
                                                                                                                       30,686,151
                                                                                                                 ----------------
                  BUILDING MATERIALS -- 0.1%
       2,000,000  Martin Marietta Materials, Inc., 3 Mo. LIBOR +
                     0.50% (a)....................................................      2.66%        12/20/19           2,000,454
       2,000,000  Vulcan Materials Co., 3 Mo. LIBOR + 0.60% (a)...................      2.72%        06/15/20           2,002,051
                                                                                                                 ----------------
                                                                                                                        4,002,505
                                                                                                                 ----------------
                  CHEMICALS -- 0.2%
       2,000,000  Chevron Phillips Chemical Co. LLC / Chevron Phillips
                     Chemical Co., L.P., 3 Mo. LIBOR + 0.75% (a) (b)..............      2.66%        05/01/20           2,004,743
       5,934,000  DuPont de Nemours, Inc., 3 Mo. LIBOR + 0.71% (a)................      2.87%        11/15/20           5,962,676
                                                                                                                 ----------------
                                                                                                                        7,967,419
                                                                                                                 ----------------
                  COMMERCIAL SERVICES -- 0.1%
       3,849,000  ERAC USA Finance LLC (b)........................................      5.25%        10/01/20           3,965,903
                                                                                                                 ----------------
                  COMPUTERS -- 0.4%
       8,340,000  Hewlett Packard Enterprise Co...................................      3.60%        10/15/20           8,453,135
       3,905,000  Hewlett Packard Enterprise Co., 3 Mo. LIBOR +
                     0.68% (a)....................................................      2.81%        03/12/21           3,920,679
      10,000,000  International Business Machines Corp., 3 Mo. LIBOR +
                     0.40% (a)....................................................      2.58%        05/13/21          10,048,710
                                                                                                                 ----------------
                                                                                                                       22,422,524
                                                                                                                 ----------------
                  DIVERSIFIED FINANCIAL SERVICES -- 2.1%
       4,100,000  AIG Global Funding, 3 Mo. LIBOR + 0.65% (a) (b).................      2.60%        01/22/21           4,115,117
      15,226,000  Air Lease Corp..................................................      2.13%        01/15/20          15,224,316


                        See Notes to Financial Statements                Page 11


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
$      3,940,000  Air Lease Corp..................................................      4.75%        03/01/20    $      3,973,037
       8,111,000  American Express Co., 3 Mo. LIBOR + 0.33% (a)...................      2.27%        10/30/20           8,125,836
       6,000,000  American Express Co., 3 Mo. LIBOR + 0.53% (a)...................      2.65%        05/17/21           6,017,590
      11,000,000  American Express Co., 3 Mo. LIBOR + 0.60% (a)...................      2.89%        11/05/21          11,061,296
      14,495,000  American Express Co., 3 Mo. LIBOR + 0.62% (a)...................      2.76%        05/20/22          14,567,721
       3,000,000  American Express Co., 3 Mo. LIBOR + 0.75% (a)...................      2.65%        08/03/23           3,024,027
      17,000,000  Capital One Financial Corp., 3 Mo. LIBOR + 0.76% (a)............      2.94%        05/12/20          17,047,311
       2,870,000  Capital One Financial Corp., 3 Mo. LIBOR + 0.45% (a)............      2.39%        10/30/20           2,875,575
       2,905,000  Capital One Financial Corp......................................      3.45%        04/30/21           2,965,883
       9,480,000  Charles Schwab (The) Corp., 3 Mo. LIBOR + 0.32% (a).............      2.47%        05/21/21           9,493,110
       6,633,000  TD Ameritrade Holding Corp., 3 Mo. LIBOR +
                     0.43% (a)....................................................      2.34%        11/01/21           6,644,444
                                                                                                                 ----------------
                                                                                                                      105,135,263
                                                                                                                 ----------------
                  ELECTRIC -- 2.5%
       2,080,000  Appalachian Power Co............................................      4.60%        03/30/21           2,139,658
      11,000,000  Consolidated Edison Co. of New York, Inc., Series C,
                     3 Mo. LIBOR + 0.40% (a)......................................      2.51%        06/25/21          11,044,402
      10,000,000  Consolidated Edison, Inc........................................      2.00%        05/15/21          10,009,351
       5,000,000  Duke Energy Corp., 3 Mo. LIBOR + 0.50% (a) (b)..................      2.68%        05/14/21           5,018,739
       5,900,000  Duke Energy Corp., 3 Mo. LIBOR + 0.65% (a)......................      2.79%        03/11/22           5,930,280
          64,750  Duke Energy Florida LLC.........................................      2.10%        12/15/19              64,756
       8,950,000  Exelon Corp.....................................................      2.85%        06/15/20           8,991,201
      13,339,000  Exelon Generation Co. LLC.......................................      2.95%        01/15/20          13,347,363
      13,000,000  Florida Power & Light Co., 3 Mo. LIBOR + 0.40% (a)..............      2.64%        05/06/22          13,000,781
       7,425,000  NextEra Energy Capital Holdings, Inc............................      2.40%        09/01/21           7,485,004
       4,520,000  NextEra Energy Capital Holdings, Inc., 3 Mo. LIBOR +
                     0.72% (a)....................................................      2.85%        02/25/22           4,558,653
      10,000,000  Progress Energy, Inc............................................      4.88%        12/01/19          10,021,570
      13,155,000  Public Service Enterprise Group, Inc............................      1.60%        11/15/19          13,152,910
       7,686,000  Southern Power Co., Series 15B..................................      2.38%        06/01/20           7,701,711
      16,000,000  WEC Energy Group, Inc...........................................      2.45%        06/15/20          16,038,692
                                                                                                                 ----------------
                                                                                                                      128,505,071
                                                                                                                 ----------------
                  ELECTRICAL COMPONENTS & EQUIPMENT -- 0.1%
       7,226,000  Molex Electronic Technologies LLC (b)...........................      2.88%        04/15/20           7,241,855
                                                                                                                 ----------------
                  ELECTRONICS -- 0.0%
       2,000,000  Honeywell International, Inc., 3 Mo. LIBOR + 0.37% (a)..........      2.56%        08/08/22           2,009,582
                                                                                                                 ----------------
                  ENVIRONMENTAL CONTROL -- 0.2%
       8,876,000  Waste Management, Inc...........................................      4.75%        06/30/20           9,039,853
                                                                                                                 ----------------
                  FOOD -- 1.1%
      13,000,000  Conagra Brands, Inc., 3 Mo. LIBOR + 0.75% (a)...................      2.70%        10/22/20          13,001,195
      13,477,000  General Mills, Inc., 3 Mo. LIBOR + 0.54% (a)....................      2.54%        04/16/21          13,517,179
      13,800,000  JM Smucker (The) Co.............................................      2.50%        03/15/20          13,824,126
       4,000,000  Kroger (The) Co.................................................      6.15%        01/15/20           4,032,830
      11,484,000  Tyson Foods, Inc., 3 Mo. LIBOR + 0.55% (a)......................      2.68%        06/02/20          11,505,654
                                                                                                                 ----------------
                                                                                                                       55,880,984
                                                                                                                 ----------------


Page 12                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  GAS -- 0.2%
$      4,103,000  Dominion Energy Gas Holdings LLC................................      2.80%        11/15/20    $      4,135,844
       8,000,000  Dominion Energy Gas Holdings LLC, Series A, 3 Mo.
                     LIBOR + 0.60% (a)............................................      2.72%        06/15/21           8,041,027
                                                                                                                 ----------------
                                                                                                                       12,176,871
                                                                                                                 ----------------
                  HEALTH CARE PRODUCTS -- 0.5%
       1,941,000  Becton Dickinson and Co.........................................      2.68%        12/15/19           1,941,656
       3,341,000  Becton Dickinson and Co.........................................      2.40%        06/05/20           3,349,996
      10,595,000  Zimmer Biomet Holdings, Inc.....................................      4.63%        11/30/19          10,613,334
      10,428,000  Zimmer Biomet Holdings, Inc.....................................      2.70%        04/01/20          10,449,622
                                                                                                                 ----------------
                                                                                                                       26,354,608
                                                                                                                 ----------------
                  HEALTH CARE SERVICES -- 0.2%
       4,000,000  UnitedHealth Group, Inc.........................................      2.30%        12/15/19           4,002,029
       1,000,000  UnitedHealth Group, Inc., 3 Mo. LIBOR + 0.07% (a)...............      2.07%        10/15/20             998,839
       6,156,000  UnitedHealth Group, Inc., 3 Mo. LIBOR + 0.26% (a)...............      2.38%        06/15/21           6,150,887
                                                                                                                 ----------------
                                                                                                                       11,151,755
                                                                                                                 ----------------
                  INSURANCE -- 2.1%
       1,000,000  Allstate (The) Corp., 3 Mo. LIBOR + 0.43% (a)...................      2.53%        03/29/21           1,002,639
       2,782,000  Allstate (The) Corp., 3 Mo. LIBOR + 0.63% (a)...................      2.73%        03/29/23           2,788,671
       3,692,000  American International Group, Inc...............................      3.38%        08/15/20           3,734,312
       7,306,000  Hartford Financial Services Group (The), Inc....................      5.50%        03/30/20           7,410,017
       5,490,000  Jackson National Life Global Funding, 3 Mo. LIBOR +
                     0.30% (a) (b)................................................      2.24%        04/27/20           5,495,964
       3,750,000  Jackson National Life Global Funding, 3 Mo. LIBOR +
                     0.30% (a) (b)................................................      2.30%        10/15/20           3,756,139
      11,510,000  Jackson National Life Global Funding, 3 Mo. LIBOR +
                     0.48% (a) (b)................................................      2.62%        06/11/21          11,556,776
       6,000,000  Lincoln National Corp...........................................      6.25%        02/15/20           6,068,596
       5,000,000  Metropolitan Life Global Funding I, SOFR +
                     0.57% (a) (b)................................................      2.39%        09/07/20           5,012,611
      10,000,000  Metropolitan Life Global Funding I, 3 Mo. LIBOR +
                     0.23% (a) (b)................................................      2.26%        01/08/21          10,013,666
       2,000,000  New York Life Global Funding, 3 Mo. LIBOR +
                     0.28% (a) (b)................................................      2.22%        01/28/21           2,003,372
      20,000,000  New York Life Global Funding, 3 Mo. LIBOR +
                     0.28% (a) (b)................................................      2.23%        01/21/22          20,027,585
      10,550,000  New York Life Global Funding, 3 Mo. LIBOR +
                     0.44% (a) (b)................................................      2.44%        07/12/22          10,576,520
       2,900,000  Principal Life Global Funding II (b)............................      2.20%        04/08/20           2,903,243
      14,300,000  Protective Life Global Funding, 3 Mo. LIBOR +
                     0.52% (a) (b)................................................      2.62%        06/28/21          14,367,791
                                                                                                                 ----------------
                                                                                                                      106,717,902
                                                                                                                 ----------------
                  LODGING -- 0.3%
       1,850,000  Marriott International, Inc., 3 Mo. LIBOR + 0.65% (a)...........      2.75%        03/08/21           1,858,575
      13,405,000  Marriott International, Inc., Series Y, 3 Mo. LIBOR +
                     0.60% (a)....................................................      2.74%        12/01/20          13,442,679
                                                                                                                 ----------------
                                                                                                                       15,301,254
                                                                                                                 ----------------


                        See Notes to Financial Statements                Page 13


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  MACHINERY-CONSTRUCTION & MINING -- 0.8%
$      2,000,000  Caterpillar Financial Services Corp., Medium-Term Note,
                     3 Mo. LIBOR + 0.25% (a)......................................      2.38%        08/26/20    $      2,003,231
       3,750,000  Caterpillar Financial Services Corp., Medium-Term Note,
                     3 Mo. LIBOR + 0.30% (a)......................................      2.41%        03/08/21           3,753,894
       6,000,000  Caterpillar Financial Services Corp., Medium-Term Note,
                     3 Mo. LIBOR + 0.23% (a)......................................      2.35%        03/15/21           6,006,674
       9,879,000  Caterpillar Financial Services Corp., Medium-Term Note,
                     3 Mo. LIBOR + 0.28% (a)......................................      2.38%        09/07/21           9,884,721
       1,379,000  Caterpillar Financial Services Corp., Medium-Term Note,
                     3 Mo. LIBOR + 0.59% (a)......................................      2.70%        06/06/22           1,385,895
      15,000,000  Caterpillar Financial Services Corp., Medium-Term Note,
                     Series I, 3 Mo. LIBOR + 0.39% (a)............................      2.51%        05/17/21          15,038,143
                                                                                                                 ----------------
                                                                                                                       38,072,558
                                                                                                                 ----------------
                  MACHINERY-DIVERSIFIED -- 0.3%
      15,000,000  John Deere Capital Corp., Medium-Term Note, 3 Mo.
                     LIBOR + 0.49% (a)............................................      2.62%        06/13/22          15,061,569
       2,200,000  Roper Technologies, Inc.........................................      3.00%        12/15/20           2,223,561
                                                                                                                 ----------------
                                                                                                                       17,285,130
                                                                                                                 ----------------
                  MEDIA -- 1.1%
      14,980,000  Comcast Corp., 3 Mo. LIBOR + 0.33% (a)..........................      2.43%        10/01/20          15,019,980
      22,810,000  NBCUniversal Enterprise, Inc., 3 Mo. LIBOR +
                     0.40% (a) (b)................................................      2.50%        04/01/21          22,892,826
       5,000,000  Walt Disney (The) Co., 3 Mo. LIBOR + 0.25% (a)..................      2.36%        09/01/21           5,015,248
      13,450,000  Walt Disney (The) Co., 3 Mo. LIBOR + 0.39% (a)..................      2.50%        09/01/22          13,544,913
                                                                                                                 ----------------
                                                                                                                       56,472,967
                                                                                                                 ----------------
                  MISCELLANEOUS MANUFACTURING -- 0.4%
       5,665,000  General Electric Co., Medium-Term Note..........................      5.55%        05/04/20           5,758,177
      13,419,000  General Electric Co., Medium-Term Note..........................      4.38%        09/16/20          13,681,134
                                                                                                                 ----------------
                                                                                                                       19,439,311
                                                                                                                 ----------------
                  OIL & GAS -- 1.9%
       9,169,000  BP Capital Markets America, Inc., 3 Mo. LIBOR +
                     0.65% (a)....................................................      2.81%        09/19/22           9,223,014
       3,500,000  Chevron Corp., 3 Mo. LIBOR + 0.95% (a)..........................      3.12%        05/16/21           3,549,799
       2,235,000  Chevron Corp., 3 Mo. LIBOR + 0.48% (a)..........................      2.62%        03/03/22           2,246,705
      14,003,000  ConocoPhillips Co., 3 Mo. LIBOR + 0.90% (a).....................      3.06%        05/15/22          14,206,795
       7,000,000  EOG Resources, Inc..............................................      2.45%        04/01/20           7,012,395
       4,075,000  EOG Resources, Inc..............................................      4.40%        06/01/20           4,135,179
      10,000,000  Exxon Mobil Corp., 3 Mo. LIBOR + 0.33% (a)......................      2.50%        08/16/22          10,055,889
       4,507,000  Marathon Petroleum Corp.........................................      3.40%        12/15/20           4,571,125
       9,080,000  Occidental Petroleum Corp., 3 Mo. LIBOR + 0.95% (a).............      3.14%        02/08/21           9,144,983
      10,498,000  Occidental Petroleum Corp.......................................      2.60%        08/13/21          10,567,567
       7,000,000  Occidental Petroleum Corp., 3 Mo. LIBOR + 1.45% (a).............      3.64%        08/15/22           7,044,112
       3,250,000  Phillips 66, 3 Mo. LIBOR + 0.75% (a) (b)........................      2.75%        04/15/20           3,251,173
       7,419,000  Phillips 66, 3 Mo. LIBOR + 0.60% (a)............................      2.73%        02/26/21           7,420,071
       4,950,000  Pioneer Natural Resources Co....................................      7.50%        01/15/20           5,000,475
       1,012,000  Pioneer Natural Resources Co....................................      3.45%        01/15/21           1,027,813
                                                                                                                 ----------------
                                                                                                                       98,457,095
                                                                                                                 ----------------


Page 14                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  PHARMACEUTICALS -- 2.0%
$     20,806,000  AbbVie, Inc.....................................................      2.50%        05/14/20    $     20,865,543
       5,000,000  Bayer US Finance II LLC, 3 Mo. LIBOR + 0.63% (a) (b)............      2.74%        06/25/21           5,014,592
       9,321,000  Bristol-Myers Squibb Co., 3 Mo. LIBOR + 0.20% (a) (b)...........      2.37%        11/16/20           9,327,489
       5,855,000  Bristol-Myers Squibb Co. (b)....................................      2.55%        05/14/21           5,921,618
       6,000,000  Bristol-Myers Squibb Co., 3 Mo. LIBOR + 0.38% (a) (b)...........      2.55%        05/16/22           6,008,061
       7,000,000  Cigna Corp., 3 Mo. LIBOR + 0.35% (a)............................      2.49%        03/17/20           7,002,953
      11,000,000  Cigna Corp., Series WI, 3 Mo. LIBOR + 0.65% (a).................      2.79%        09/17/21          11,001,811
       1,558,000  CVS Health Corp., 3 Mo. LIBOR + 0.63% (a).......................      2.73%        03/09/20           1,560,511
      21,620,000  CVS Health Corp.................................................      2.80%        07/20/20          21,725,461
       6,000,000  CVS Health Corp., 3 Mo. LIBOR + 0.72% (a).......................      2.82%        03/09/21           6,034,714
       6,391,000  CVS Health Corp.................................................      3.35%        03/09/21           6,505,706
       2,500,000  Express Scripts Holding Co., 3 Mo. LIBOR + 0.75% (a)............      2.87%        11/30/20           2,500,229
                                                                                                                 ----------------
                                                                                                                      103,468,688
                                                                                                                 ----------------
                  PIPELINES -- 2.5%
       5,000,000  Enbridge Energy Partners, L.P...................................      4.38%        10/15/20           5,100,819
      16,199,000  Energy Transfer Partners L.P. / Regency Energy Finance
                     Corp.........................................................      5.75%        09/01/20          16,531,869
       5,225,000  Enterprise Products Operating LLC...............................      5.25%        01/31/20           5,265,354
      11,977,000  Enterprise Products Operating LLC...............................      5.20%        09/01/20          12,304,123
       3,000,000  Enterprise Products Operating LLC...............................      2.80%        02/15/21           3,031,697
       2,000,000  Kinder Morgan Energy Partners L.P...............................      6.85%        02/15/20           2,026,260
       7,756,000  Kinder Morgan Energy Partners L.P...............................      6.50%        04/01/20           7,891,376
      17,740,000  Kinder Morgan, Inc..............................................      3.05%        12/01/19          17,752,429
       1,424,000  Kinder Morgan, Inc..............................................      6.50%        09/15/20           1,477,353
       5,000,000  MPLX L.P., 3 Mo. LIBOR + 0.90% (a)..............................      3.00%        09/09/21           5,020,724
      20,000,000  MPLX L.P., 3 Mo. LIBOR + 1.10% (a)..............................      3.20%        09/09/22          20,075,318
       9,025,000  Plains All American Pipeline L.P. / PAA Finance Corp............      2.60%        12/15/19           9,025,240
       2,400,000  Plains All American Pipeline L.P. / PAA Finance Corp............      5.75%        01/15/20           2,415,724
       6,355,000  Spectra Energy Partners, L.P., 3 Mo. LIBOR + 0.70% (a)..........      2.83%        06/05/20           6,367,833
       9,462,000  Williams Cos. (The), Inc........................................      5.25%        03/15/20           9,567,985
                                                                                                                 ----------------
                                                                                                                      123,854,104
                                                                                                                 ----------------
                  REAL ESTATE INVESTMENT TRUSTS -- 0.1%
       5,483,000  Boston Properties L.P...........................................      4.13%        05/15/21           5,633,747
                                                                                                                 ----------------
                  RETAIL -- 0.6%
       9,421,000  Dollar Tree, Inc., 3 Mo. LIBOR + 0.70% (a)......................      2.70%        04/17/20           9,422,465
      11,644,000  O'Reilly Automotive, Inc........................................      4.88%        01/14/21          11,963,313
       8,675,000  Walgreens Boots Alliance, Inc...................................      2.70%        11/18/19           8,676,927
                                                                                                                 ----------------
                                                                                                                       30,062,705
                                                                                                                 ----------------
                  SEMICONDUCTORS -- 0.3%
      10,000,000  Broadcom Corp. / Broadcom Cayman Finance Ltd....................      2.38%        01/15/20          10,003,694
       4,301,000  Lam Research Corp...............................................      2.75%        03/15/20           4,309,848
                                                                                                                 ----------------
                                                                                                                       14,313,542
                                                                                                                 ----------------
                  SOFTWARE -- 0.0%
       1,700,000  Fiserv, Inc.....................................................      2.70%        06/01/20           1,707,836
                                                                                                                 ----------------
                  TELECOMMUNICATIONS -- 1.5%
       2,000,000  AT&T, Inc., 3 Mo. LIBOR + 0.93% (a).............................      3.03%        06/30/20           2,010,529
       7,940,000  AT&T, Inc., 3 Mo. LIBOR + 0.75% (a).............................      2.89%        06/01/21           7,977,245


                        See Notes to Financial Statements                Page 15


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  TELECOMMUNICATIONS (CONTINUED)
$     11,000,000  AT&T, Inc., 3 Mo. LIBOR + 0.95% (a).............................      2.95%        07/15/21    $     11,115,330
      18,000,000  BellSouth LLC (b)...............................................      4.27%        04/26/20          18,022,860
       9,000,000  Verizon Communications, Inc., 3 Mo. LIBOR +
                     0.55% (a)....................................................      2.70%        05/22/20           9,025,738
       3,805,000  Verizon Communications, Inc.....................................      4.60%        04/01/21           3,949,603
      25,385,000  Verizon Communications, Inc., 3 Mo. LIBOR +
                     1.00% (a)....................................................      3.12%        03/16/22          25,802,564
                                                                                                                 ----------------
                                                                                                                       77,903,869
                                                                                                                 ----------------
                  TRANSPORTATION -- 0.2%
       7,438,000  Ryder System, Inc., Medium-Term Note............................      2.88%        09/01/20           7,488,323
                                                                                                                 ----------------
                  TRUCKING & LEASING -- 0.6%
       7,365,000  Aviation Capital Group LLC, 3 Mo. LIBOR +
                     0.95% (a) (b)................................................      3.08%        06/01/21           7,382,250
       3,200,000  GATX Corp., 3 Mo. LIBOR + 0.72% (a).............................      2.61%        11/05/21           3,215,064
       6,335,000  Penske Truck Leasing Co., L.P. / PTL Finance Corp. (b)..........      3.05%        01/09/20           6,340,383
      11,831,000  Penske Truck Leasing Co., L.P. / PTL Finance Corp. (b)..........      3.20%        07/15/20          11,907,081
                                                                                                                 ----------------
                                                                                                                       28,844,778
                                                                                                                 ----------------
                  TOTAL CORPORATE BONDS AND NOTES..............................................................     1,976,067,255
                  (Cost $1,971,705,008)                                                                          ----------------



                                                                                     ANNUALIZED
   PRINCIPAL                                                                        YIELD ON DATE     STATED
     VALUE                                  DESCRIPTION                              OF PURCHASE     MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
COMMERCIAL PAPER -- 26.7%

                  AEROSPACE/DEFENSE -- 0.4%
      20,000,000  Boeing (The) Co.................................................      2.23%        02/26/20          19,858,180
                                                                                                                 ----------------
                  AUTO MANUFACTURERS -- 0.8%
      15,000,000  Ford Motor Credit Co. LLC.......................................  2.60% - 2.72%    11/01/19          15,000,000
      10,000,000  General Motors Financial Co., Inc...............................      2.38%        11/06/19           9,996,745
      15,000,000  VW Credit, Inc..................................................      2.62%        11/08/19          14,992,463
                                                                                                                 ----------------
                                                                                                                       39,989,208
                                                                                                                 ----------------
                  BANKS -- 0.8%
      10,000,000  Canadian Imperial Bank of Commerce, Federal Funds
                     Rate + 0.35% (a).............................................      2.18%        08/27/20          10,000,000
      20,000,000  Lloyds Bank PLC, 3 Mo. LIBOR + 0.10% (a)........................      2.20%        12/20/19          20,000,000
      10,000,000  National Australia Bank, Ltd., 1 Mo. LIBOR + 0.16% (a)..........      2.01%        05/20/20           9,998,347
                                                                                                                 ----------------
                                                                                                                       39,998,347
                                                                                                                 ----------------
                  BEVERAGES -- 0.4%
      18,500,000  Keurig Dr Pepper, Inc...........................................      2.19%        11/15/19          18,484,440
                                                                                                                 ----------------
                  CHEMICALS -- 0.8%
      11,000,000  EI du Pont de Nemours & Co......................................      2.29%        11/12/19          10,992,416
      15,000,000  EI du Pont de Nemours & Co......................................      2.29%        12/04/19          14,969,062
      10,000,000  EI du Pont de Nemours & Co......................................      2.31%        12/09/19           9,976,039
       5,000,000  EI du Pont de Nemours & Co......................................      2.17%        12/17/19           4,986,384
                                                                                                                 ----------------
                                                                                                                       40,923,901
                                                                                                                 ----------------


Page 16                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


                                                                                     ANNUALIZED
   PRINCIPAL                                                                        YIELD ON DATE     STATED
     VALUE                                  DESCRIPTION                              OF PURCHASE     MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
COMMERCIAL PAPER (CONTINUED)

                  COMMERCIAL SERVICES -- 0.4%
$     20,000,000  ERAC USA Finance LLC............................................      2.27%        01/14/20    $     19,908,197
                                                                                                                 ----------------
                  COMPUTERS -- 0.5%
      24,000,000  NetApp, Inc.....................................................      2.16%        12/13/19          23,939,800
                                                                                                                 ----------------
                  ELECTRIC -- 2.6%
      15,000,000  Enel Finance America LLC........................................      2.42%        11/19/19          14,982,104
       5,941,000  Enel Finance America LLC........................................      2.40%        11/21/19           5,933,191
       8,827,000  Enel Finance America LLC........................................      2.46%        01/16/20           8,781,997
      15,000,000  Enel Finance America LLC........................................      2.27%        01/22/20          14,923,742
      15,000,000  Entergy Corp....................................................      2.40%        11/04/19          14,997,046
       1,000,000  Entergy Corp....................................................      2.15%        11/07/19             999,647
      10,000,000  Entergy Corp....................................................      2.29%        11/14/19           9,991,850
      13,660,000  Entergy Corp....................................................      2.25%        12/02/19          13,633,960
      15,000,000  Entergy Corp....................................................      2.27%        01/17/20          14,928,383
      15,000,000  Oglethorpe Power Corp...........................................      2.35%        11/12/19          14,989,387
      20,000,000  Public Service Enterprise Group, Inc............................      2.17%        01/22/20          19,902,903
                                                                                                                 ----------------
                                                                                                                      134,064,210
                                                                                                                 ----------------
                  ELECTRONICS -- 2.0%
      10,000,000  Arrow Electronics, Inc..........................................      2.48%        11/04/19           9,997,962
      14,500,000  Arrow Electronics, Inc..........................................      2.46%        11/14/19          14,487,317
      15,500,000  Arrow Electronics, Inc..........................................  2.37% - 2.46%    11/21/19          15,479,646
       4,012,000  Jabil, Inc......................................................      2.59%        11/01/19           4,012,000
      10,000,000  Jabil, Inc......................................................      2.56%        11/06/19           9,996,496
       5,000,000  Jabil, Inc......................................................      2.56%        11/07/19           4,997,898
       5,000,000  Jabil, Inc......................................................      2.56%        11/12/19           4,996,146
       8,000,000  Jabil, Inc......................................................      2.56%        11/13/19           7,993,273
      10,000,000  Jabil, Inc......................................................      2.33%        11/18/19           9,989,138
      20,000,000  Jabil, Inc......................................................      2.30%        11/26/19          19,968,055
                                                                                                                 ----------------
                                                                                                                      101,917,931
                                                                                                                 ----------------
                  FOOD -- 2.4%
      20,000,000  Campbell Soup Co................................................      2.33%        11/25/19          19,969,356
       5,000,000  Campbell Soup Co................................................      2.20%        12/02/19           4,990,695
      17,500,000  Campbell Soup Co................................................      2.19%        12/09/19          17,460,266
      15,000,000  Campbell Soup Co................................................      2.18%        12/11/19          14,964,328
       1,900,000  Campbell Soup Co................................................      2.18%        12/13/19           1,895,256
       8,500,000  Smithfield Foods, Inc...........................................      2.31%        11/05/19           8,497,818
      10,000,000  Smithfield Foods, Inc...........................................      2.30%        11/06/19           9,996,806
      10,000,000  Smithfield Foods, Inc...........................................      2.39%        11/12/19           9,992,816
      10,000,000  Smithfield Foods, Inc...........................................      2.39%        11/13/19           9,992,163
      10,000,000  Smithfield Foods, Inc...........................................      2.22%        11/14/19           9,992,091
      15,000,000  Smithfield Foods, Inc...........................................      2.36%        11/18/19          14,983,565
                                                                                                                 ----------------
                                                                                                                      122,735,160
                                                                                                                 ----------------
                  GAS -- 1.0%
      15,000,000  Sempra Global...................................................      2.29%        11/14/19          14,987,790
      10,000,000  Sempra Global...................................................      2.19%        12/10/19           9,976,693
      25,000,000  Sempra Global...................................................      2.27%        01/21/20          24,874,430
                                                                                                                 ----------------
                                                                                                                       49,838,913
                                                                                                                 ----------------


                        See Notes to Financial Statements                Page 17


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


                                                                                     ANNUALIZED
   PRINCIPAL                                                                        YIELD ON DATE     STATED
     VALUE                                  DESCRIPTION                              OF PURCHASE     MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
COMMERCIAL PAPER (CONTINUED)

                  HEALTH CARE PRODUCTS -- 0.6%
$      8,500,000  Boston Scientific Corp..........................................      2.31%        11/05/19    $      8,497,853
      11,000,000  Boston Scientific Corp..........................................      2.25%        12/10/19          10,973,641
      12,000,000  Boston Scientific Corp..........................................      2.22%        01/17/20          11,944,033
                                                                                                                 ----------------
                                                                                                                       31,415,527
                                                                                                                 ----------------
                  LEISURE TIME -- 1.5%
      14,250,000  Royal Caribbean Cruises Ltd.....................................      2.31%        11/01/19          14,250,000
      15,000,000  Royal Caribbean Cruises Ltd.....................................      2.25%        11/08/19          14,993,437
      15,000,000  Royal Caribbean Cruises Ltd.....................................      2.29%        11/13/19          14,988,734
      15,000,000  Royal Caribbean Cruises Ltd.....................................      2.23%        11/20/19          14,982,580
      10,000,000  Royal Caribbean Cruises Ltd.....................................      2.24%        12/06/19           9,978,607
       9,300,000  Royal Caribbean Cruises Ltd.....................................      2.26%        01/09/20           9,260,392
                                                                                                                 ----------------
                                                                                                                       78,453,750
                                                                                                                 ----------------
                  LODGING -- 0.2%
       9,000,000  Marriott International, Inc.....................................      2.35%        12/18/19           8,972,899
                                                                                                                 ----------------
                  MINING -- 1.2%
      10,000,000  Glencore Funding LLC............................................      2.34%        11/06/19           9,996,797
      15,000,000  Glencore Funding LLC............................................      2.34%        11/21/19          14,980,780
      10,000,000  Glencore Funding LLC............................................      2.34%        12/05/19           9,978,223
      16,000,000  Glencore Funding LLC............................................  2.29% - 2.34%    12/06/19          15,964,564
      10,000,000  Glencore Funding LLC............................................      2.24%        12/12/19           9,974,940
                                                                                                                 ----------------
                                                                                                                       60,895,304
                                                                                                                 ----------------
                  MISCELLANEOUS MANUFACTURING -- 1.1%
      15,000,000  General Electric Co.............................................      2.28%        11/13/19          14,988,774
       6,000,000  General Electric Co.............................................      2.29%        01/21/20           5,969,703
      10,000,000  General Electric Co.............................................      2.16%        01/23/20           9,951,099
       4,000,000  General Electric Co.............................................      2.16%        01/27/20           3,979,503
      11,100,000  Parker-Hannifin Corp............................................      2.25%        01/07/20          11,054,410
      10,000,000  Parker-Hannifin Corp............................................      2.25%        01/09/20           9,957,702
       1,000,000  Pentair Finance Sarl............................................      2.13%        11/01/19           1,000,000
                                                                                                                 ----------------
                                                                                                                       56,901,191
                                                                                                                 ----------------
                  OFFICE/BUSINESS EQUIPMENT -- 0.7%
      10,000,000  Ricoh Finance Corp..............................................      2.44%        11/01/19          10,000,000
       3,750,000  Ricoh Finance Corp..............................................      2.46%        11/20/19           3,745,205
       9,500,000  Ricoh Finance Corp..............................................      2.47%        11/25/19           9,484,599
      10,000,000  Ricoh Finance Corp..............................................      2.15%        12/02/19           9,981,744
                                                                                                                 ----------------
                                                                                                                       33,211,548
                                                                                                                 ----------------
                  OIL & GAS -- 2.7%
      13,000,000  Encana Corp.....................................................      2.54%        11/04/19          12,997,286
      15,000,000  Encana Corp.....................................................      2.54%        11/06/19          14,994,781
      17,000,000  Encana Corp.....................................................      2.50%        11/14/19          16,984,876
      15,000,000  Encana Corp.....................................................  2.46% - 2.60%    11/19/19          14,981,154
      15,000,000  Encana Corp.....................................................      2.57%        12/03/19          14,966,334
      14,000,000  Eni Finance USA, Inc............................................  2.36% - 2.37%    11/07/19          13,994,555
       8,500,000  Eni Finance USA, Inc............................................      2.36%        11/13/19           8,493,412
      11,191,000  Eni Finance USA, Inc............................................      2.14%        01/23/20          11,136,811
      15,000,000  Noble Energy, Inc...............................................      2.49%        11/06/19          14,994,893
      15,000,000  Noble Energy, Inc...............................................      2.48%        11/07/19          14,993,897
                                                                                                                 ----------------
                                                                                                                      138,537,999
                                                                                                                 ----------------


Page 18                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


                                                                                     ANNUALIZED
   PRINCIPAL                                                                        YIELD ON DATE     STATED
     VALUE                                  DESCRIPTION                              OF PURCHASE     MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
COMMERCIAL PAPER (CONTINUED)

                  PHARMACEUTICALS -- 0.3%
$     14,750,000  Cigna Corp......................................................      2.19%        01/30/20    $     14,670,686
                                                                                                                 ----------------
                  PIPELINES -- 0.4%
      20,000,000  ETP Legacy L.P..................................................      2.05%        11/01/19          20,000,000
                                                                                                                 ----------------
                  REAL ESTATE INVESTMENT TRUSTS -- 0.7%
      15,000,000  Alexandria Real Estate Equities, Inc............................      2.27%        11/05/19          14,996,262
      10,000,000  Alexandria Real Estate Equities, Inc............................      2.22%        11/12/19           9,993,302
      10,000,000  Crown Castle International Corp.................................      2.39%        11/04/19           9,998,038
                                                                                                                 ----------------
                                                                                                                       34,987,602
                                                                                                                 ----------------
                  RETAIL -- 0.3%
      15,000,000  Walgreens Boots Alliance, Inc...................................      2.28%        02/25/20          14,892,308
                                                                                                                 ----------------
                  SEMICONDUCTORS -- 1.4%
      25,000,000  Broadcom, Inc...................................................      2.56%        11/07/19          24,989,473
      15,000,000  Broadcom, Inc...................................................      2.54%        11/12/19          14,988,523
       5,000,000  Broadcom, Inc...................................................      2.53%        11/14/19           4,995,500
      25,000,000  Broadcom, Inc...................................................      2.46%        11/21/19          24,965,972
                                                                                                                 ----------------
                                                                                                                       69,939,468
                                                                                                                 ----------------
                  SHIPBUILDING -- 0.8%
       9,500,000  Huntington Ingalls Industries, Inc..............................      2.28%        11/04/19           9,498,218
      15,000,000  Huntington Ingalls Industries, Inc..............................      2.33%        11/08/19          14,993,289
      10,000,000  Huntington Ingalls Industries, Inc..............................      2.34%        11/15/19           9,991,052
       4,000,000  Huntington Ingalls Industries, Inc..............................      2.34%        11/26/19           3,993,608
                                                                                                                 ----------------
                                                                                                                       38,476,167
                                                                                                                 ----------------
                  TELECOMMUNICATIONS -- 2.3%
      20,000,000  Bell Canada, Inc................................................      2.40%        11/05/19          19,994,748
      15,000,000  Bell Canada, Inc................................................      2.25%        02/03/20          14,913,680
      20,000,000  Motorola Solutions, Inc.........................................      2.59%        11/04/19          19,995,741
       8,000,000  TELUS Corp......................................................      2.26%        11/25/19           7,988,134
      10,000,000  TELUS Corp......................................................      2.26%        11/26/19           9,984,550
      15,000,000  TELUS Corp......................................................      2.25%        01/22/20          14,924,705
      10,000,000  TELUS Corp......................................................      2.08%        02/04/20           9,946,161
      10,000,000  TELUS Corp......................................................      2.08%        02/05/20           9,945,594
      10,000,000  Vodafone Group PLC..............................................      2.29%        12/03/19           9,979,929
                                                                                                                 ----------------
                                                                                                                      117,673,242
                                                                                                                 ----------------
                  TRUCKING & LEASING -- 0.4%
      20,000,000  Aviation Capital Group LLC......................................      2.38%        11/20/19          19,975,274
                                                                                                                 ----------------
                  TOTAL COMMERCIAL PAPER.......................................................................     1,350,661,252
                  (Cost $1,350,661,253)                                                                          ----------------



   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
FOREIGN CORPORATE BONDS AND NOTES -- 14.6%

                  AGRICULTURE -- 0.4%
      13,937,000  BAT International Finance PLC (b)...............................      2.75%        06/15/20          14,001,962
       6,910,000  Imperial Brands Finance PLC (b).................................      2.95%        07/21/20           6,942,431
                                                                                                                 ----------------
                                                                                                                       20,944,393
                                                                                                                 ----------------


                        See Notes to Financial Statements                Page 19


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
FOREIGN CORPORATE BONDS AND NOTES (CONTINUED)

                  AUTO MANUFACTURERS -- 0.4%
$      5,000,000  BMW Finance N.V., 3 Mo. LIBOR + 0.79% (a) (b)...................      2.97%        08/12/22    $      5,032,487
      12,500,000  Volkswagen International Finance N.V. (b).......................      4.00%        08/12/20          12,690,054
                                                                                                                 ----------------
                                                                                                                       17,722,541
                                                                                                                 ----------------
                  BANKS -- 11.3%
      16,095,000  ABN AMRO Bank N.V., 3 Mo. LIBOR + 0.41% (a) (b).................      2.38%        01/19/21          16,119,288
       7,158,000  ABN AMRO Bank N.V., 3 Mo. LIBOR + 0.57% (a) (b).................      2.70%        08/27/21           7,189,044
       2,000,000  ANZ New Zealand Int'l Ltd./London (b)...........................      2.85%        08/06/20           2,013,934
       5,000,000  ANZ New Zealand Int'l Ltd./London (b)...........................      2.75%        01/22/21           5,046,025
       2,500,000  ANZ New Zealand Int'l Ltd./London, 3 Mo. LIBOR +
                     1.00% (a) (b)................................................      2.94%        01/25/22           2,531,522
       3,000,000  Australia & New Zealand Banking Group Ltd., 3 Mo.
                     LIBOR + 0.50% (a) (b)........................................      2.62%        08/19/20           3,009,516
      12,090,000  Australia & New Zealand Banking Group Ltd., 3 Mo.
                     LIBOR + 0.46% (a) (b)........................................      2.58%        05/17/21          12,139,285
       3,000,000  Australia & New Zealand Banking Group Ltd., 3 Mo.
                     LIBOR + 0.99% (a) (b)........................................      3.13%        06/01/21           3,034,379
       9,535,000  Bank of Montreal, Medium-Term Note..............................      2.10%        06/15/20           9,552,080
       3,750,000  Bank of Montreal, Medium-Term Note, 3 Mo. LIBOR +
                     0.44% (a)....................................................      2.56%        06/15/20           3,759,153
       1,222,000  Bank of Montreal, Medium-Term Note, 3 Mo. LIBOR +
                     0.34% (a)....................................................      2.34%        07/13/20           1,223,865
       2,000,000  Bank of Montreal, Medium-Term Note, 3 Mo. LIBOR +
                     0.79% (a)....................................................      2.92%        08/27/21           2,022,372
      11,526,000  Bank of Montreal, Medium-Term Note, Series D, 3 Mo.
                     LIBOR + 0.46% (a)............................................      2.46%        04/13/21          11,578,449
      17,867,000  Bank of Nova Scotia (The), 3 Mo. LIBOR + 0.44% (a)..............      2.41%        04/20/21          17,929,454
       5,500,000  Barclays Bank PLC...............................................      5.13%        01/08/20           5,531,222
       1,770,000  Barclays Bank PLC, 3 Mo. LIBOR + 0.46% (a)......................      2.44%        01/11/21           1,769,600
       5,110,000  Barclays Bank PLC...............................................      2.65%        01/11/21           5,152,210
      13,080,000  Barclays PLC....................................................      2.75%        11/08/19          13,080,851
       6,000,000  Barclays PLC....................................................      2.88%        06/08/20           6,025,662
      15,000,000  BNP Paribas S.A., 3 Mo. LIBOR + 0.39% (a) (b)...................      2.57%        08/07/21          15,014,971
         380,000  BPCE S.A. (b)...................................................      3.15%        07/31/20             383,572
      25,000,000  BPCE S.A., Medium-Term Note, 3 Mo. LIBOR +
                     0.88% (a)....................................................      3.00%        05/31/22          25,205,109
       2,000,000  Commonwealth Bank of Australia, 3 Mo. LIBOR +
                     0.64% (a) (b)................................................      2.85%        11/07/19           2,000,164
       7,000,000  Commonwealth Bank of Australia, 3 Mo. LIBOR +
                     0.70% (a) (b)................................................      2.83%        03/10/22           7,058,240
       5,200,000  Cooperatieve Rabobank UA/NY, 3 Mo. LIBOR +
                     0.43% (a)....................................................      2.37%        04/26/21           5,217,270
       9,816,000  Cooperatieve Rabobank UA/NY, 3 Mo. LIBOR +
                     0.83% (a)....................................................      2.84%        01/10/22           9,914,713
      20,000,000  Credit Agricole Corporate & Investment Bank S.A.,
                     Medium-Term Note, 3 Mo. LIBOR + 0.40% (a) (b)................      2.30%        05/03/21          20,035,260
      10,715,000  Credit Agricole Corporate & Investment Bank S.A.,
                     Medium-Term Note, 3 Mo. LIBOR + 0.63% (a)....................      2.71%        10/03/21          10,747,254
         500,000  Credit Agricole S.A./London (b).................................      2.75%        06/10/20             502,217
       1,400,000  Credit Agricole S.A./London, 3 Mo. LIBOR +
                     0.97% (a) (b)................................................      3.10%        06/10/20           1,408,258


Page 20                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
FOREIGN CORPORATE BONDS AND NOTES (CONTINUED)

                  BANKS (CONTINUED)
$      3,000,000  Credit Agricole S.A./London, 3 Mo. LIBOR +
                     1.18% (a) (b)................................................      3.28%        07/01/21    $      3,042,392
       5,000,000  Credit Suisse AG/New York NY, Medium-Term Note..................      4.38%        08/05/20           5,095,411
       6,000,000  Credit Suisse Group Funding Guernsey Ltd........................      2.75%        03/26/20           6,019,646
      12,000,000  Credit Suisse Group Funding Guernsey Ltd........................      3.13%        12/10/20          12,134,534
       1,125,000  Credit Suisse Group Funding Guernsey Ltd........................      3.45%        04/16/21           1,145,793
       5,500,000  Credit Suisse Group Funding Guernsey Ltd., 3 Mo.
                     LIBOR + 2.29% (a)............................................      4.29%        04/16/21           5,646,987
       6,000,000  Danske Bank A/S (b).............................................      2.20%        03/02/20           6,002,348
       1,200,000  Danske Bank A/S, 3 Mo. LIBOR + 0.51% (a) (b)....................      2.65%        03/02/20           1,200,316
         500,000  Danske Bank A/S (b) (c).........................................      3.00%        09/20/22             504,853
       8,935,000  Danske Bank A/S, Medium-Term Note (b)...........................      2.80%        03/10/21           9,008,117
       2,770,000  DNB Bank ASA (b)................................................      2.13%        10/02/20           2,776,639
      19,000,000  HSBC Holdings PLC...............................................      3.40%        03/08/21          19,333,570
       2,000,000  HSBC Holdings PLC, 3 Mo. LIBOR + 2.24% (a)......................      4.34%        03/08/21           2,048,030
       3,000,000  HSBC Holdings PLC...............................................      5.10%        04/05/21           3,129,686
      19,262,000  HSBC Holdings PLC, 3 Mo. LIBOR + 0.60% (a)......................      2.72%        05/18/21          19,286,635
       6,000,000  HSBC Holdings PLC, 3 Mo. LIBOR + 0.65% (a)......................      2.78%        09/11/21           6,014,182
       2,980,000  ING Groep N.V., 3 Mo. LIBOR + 1.15% (a).........................      3.25%        03/29/22           3,020,290
       6,295,000  Macquarie Group Ltd. (b)........................................      6.00%        01/14/20           6,344,129
      19,221,000  Mitsubishi UFJ Financial Group, Inc., 3 Mo. LIBOR +
                     0.65% (a)....................................................      2.59%        07/26/21          19,294,987
       1,500,000  Mitsubishi UFJ Financial Group, Inc., 3 Mo. LIBOR +
                     0.92% (a)....................................................      3.07%        02/22/22           1,513,294
       7,834,000  Mitsubishi UFJ Financial Group, Inc., 3 Mo. LIBOR +
                     0.79% (a)....................................................      2.73%        07/25/22           7,871,893
       5,000,000  Mizuho Financial Group, Inc. (b)................................      2.63%        04/12/21           5,037,651
         500,000  Mizuho Financial Group, Inc., 3 Mo. LIBOR +
                     1.48% (a) (b)................................................      3.48%        04/12/21             508,122
       9,200,000  Mizuho Financial Group, Inc., 3 Mo. LIBOR +
                     1.14% (a)....................................................      3.27%        09/13/21           9,310,537
         250,000  National Australia Bank Ltd., 3 Mo. LIBOR +
                     0.59% (a) (b)................................................      2.60%        01/10/20             250,290
       4,075,000  National Bank of Canada.........................................      2.20%        11/02/20           4,088,811
         250,000  Nordea Bank Abp (b).............................................      2.13%        05/29/20             250,298
       3,000,000  Nordea Bank Abp, 3 Mo. LIBOR + 0.47% (a) (b)....................      2.59%        05/29/20           3,007,271
       5,000,000  Nordea Bank Abp (b).............................................      2.50%        09/17/20           5,030,107
       2,900,000  Royal Bank of Canada, Global Medium-Term Note, 3 Mo.
                     LIBOR + 0.38% (a)............................................      2.52%        03/02/20           2,903,148
      13,445,000  Royal Bank of Canada, Global Medium-Term Note, 3 Mo.
                     LIBOR + 0.39% (a)............................................      2.33%        04/30/21          13,489,482
       9,000,000  Royal Bank of Canada, Global Medium-Term Note, 3 Mo.
                     LIBOR + 0.47% (a)............................................      2.40%        04/29/22           9,016,160
       1,042,000  Royal Bank of Canada, Medium-Term Note, 3 Mo. LIBOR
                     + 0.40% (a)..................................................      2.34%        01/25/21           1,044,557
       8,512,000  Santander UK Group Holdings PLC.................................      2.88%        10/16/20           8,561,038
       6,250,000  Santander UK Group Holdings PLC.................................      3.13%        01/08/21           6,314,776
       3,400,000  Santander UK PLC................................................      2.13%        11/03/20           3,406,588
       4,800,000  Skandinaviska Enskilda Banken AB (b)............................      2.63%        11/17/20           4,829,741
       1,000,000  Skandinaviska Enskilda Banken AB................................      2.63%        03/15/21           1,010,255
       9,000,000  Skandinaviska Enskilda Banken AB, 3 Mo. LIBOR +
                     0.43% (a) (b)................................................      2.55%        05/17/21           9,028,890


                        See Notes to Financial Statements                Page 21


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
FOREIGN CORPORATE BONDS AND NOTES (CONTINUED)

                  BANKS (CONTINUED)
$        410,000  Societe Generale S.A. (b).......................................      2.63%        09/16/20    $        412,706
       1,000,000  Societe Generale S.A., 3 Mo. LIBOR + 1.33% (a) (b)..............      3.36%        04/08/21           1,014,588
       4,475,000  Sumitomo Mitsui Banking Corp., 3 Mo. LIBOR +
                     0.35% (a)....................................................      2.35%        01/17/20           4,479,313
       2,000,000  Sumitomo Mitsui Banking Corp., 3 Mo. LIBOR +
                     0.37% (a)....................................................      2.37%        10/16/20           2,004,589
       2,712,000  Sumitomo Mitsui Financial Group, Inc., 3 Mo. LIBOR +
                     1.68% (a)....................................................      3.78%        03/09/21           2,762,335
       5,000,000  Sumitomo Mitsui Financial Group, Inc., 3 Mo. LIBOR +
                     1.11% (a)....................................................      3.11%        07/14/21           5,058,656
       4,000,000  Sumitomo Mitsui Financial Group, Inc., 3 Mo. LIBOR +
                     1.14% (a)....................................................      3.11%        10/19/21           4,051,090
       1,333,000  Sumitomo Mitsui Financial Group, Inc., 3 Mo. LIBOR +
                     0.97% (a)....................................................      2.95%        01/11/22           1,345,275
       3,500,000  Svenska Handelsbanken AB, Medium-Term Note, 3 Mo.
                     LIBOR + 0.47% (a)............................................      2.60%        05/24/21           3,515,377
       4,804,000  Toronto-Dominion Bank (The), Global Medium-Term
                     Note, 3 Mo. LIBOR + 0.26% (a)................................      2.40%        09/17/20           4,813,227
      25,000,000  Toronto-Dominion Bank (The), Medium-Term Note (c)...............      2.70%        07/30/21          24,951,208
      15,000,000  UBS AG/London (b)...............................................      2.20%        06/08/20          15,028,389
       7,000,000  UBS AG/London, 3 Mo. LIBOR + 0.58% (a) (b)......................      2.68%        06/08/20           7,019,050
       6,800,000  UBS AG/London, 3 Mo. LIBOR + 0.48% (a) (b)......................      2.62%        12/01/20           6,820,506
      15,681,000  UBS Group AG, 3 Mo. LIBOR + 1.53% (a) (b).......................      3.44%        02/01/22          16,050,868
       6,000,000  UBS Group Funding Switzerland AG, 3 Mo. LIBOR +
                     1.78% (a) (b)................................................      3.77%        04/14/21           6,118,640
       8,261,000  Westpac Banking Corp., 3 Mo. LIBOR + 0.34% (a)..................      2.28%        01/25/21           8,276,170
       5,000,000  Westpac Banking Corp., 3 Mo. LIBOR + 0.71% (a)..................      2.81%        06/28/22           5,048,504
                                                                                                                 ----------------
                                                                                                                      572,486,884
                                                                                                                 ----------------
                  BEVERAGES -- 0.2%
       7,012,000  Pernod Ricard S.A. (b)..........................................      5.75%        04/07/21           7,382,419
                                                                                                                 ----------------
                  DIVERSIFIED FINANCIAL SERVICES -- 0.4%
      15,760,000  AerCap Ireland Capital DAC / AerCap Global Aviation
                     Trust........................................................      4.25%        07/01/20          15,973,374
       4,176,000  AerCap Ireland Capital DAC / AerCap Global Aviation
                     Trust........................................................      4.63%        10/30/20           4,280,135
                                                                                                                 ----------------
                                                                                                                       20,253,509
                                                                                                                 ----------------
                  ELECTRONICS -- 0.0%
       1,000,000  Tyco Electronics Group S.A., 3 Mo. LIBOR + 0.45% (a)............      2.58%        06/05/20           1,000,800
                                                                                                                 ----------------
                  MISCELLANEOUS MANUFACTURING -- 0.2%
       2,000,000  Siemens Financieringsmaatschappij N.V., 3 Mo. LIBOR +
                     0.34% (a) (b)................................................      2.46%        03/16/20           2,003,466
       9,200,000  Siemens Financieringsmaatschappij N.V., 3 Mo. LIBOR +
                     0.61% (a) (b)................................................      2.73%        03/16/22           9,255,805
                                                                                                                 ----------------
                                                                                                                       11,259,271
                                                                                                                 ----------------
                  OIL & GAS -- 0.4%
       7,000,000  BP Capital Markets PLC..........................................      2.52%        01/15/20           7,008,170
       2,000,000  BP Capital Markets PLC, 3 Mo. LIBOR + 0.87% (a).................      2.99%        09/16/21           2,024,181
      13,199,000  Husky Energy, Inc...............................................      7.25%        12/15/19          13,259,638
                                                                                                                 ----------------
                                                                                                                       22,291,989
                                                                                                                 ----------------


Page 22                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
FOREIGN CORPORATE BONDS AND NOTES (CONTINUED)

                  PHARMACEUTICALS -- 0.6%
$     19,958,000  Allergan Funding SCS............................................      3.00%        03/12/20    $     20,008,937
       2,000,000  Allergan Funding SCS, 3 Mo. LIBOR + 1.26% (a)...................      3.39%        03/12/20           2,006,601
       6,654,000  Shire Acquisitions Investments Ireland DAC......................      2.40%        09/23/21           6,697,308
                                                                                                                 ----------------
                                                                                                                       28,712,846
                                                                                                                 ----------------
                  PIPELINES -- 0.7%
      12,965,000  Enbridge, Inc., 3 Mo. LIBOR + 0.40% (a).........................      2.41%        01/10/20          12,972,355
       6,657,000  Enbridge, Inc., 3 Mo. LIBOR + 0.70% (a).........................      2.82%        06/15/20           6,668,038
       8,500,000  TransCanada PipeLines Ltd.......................................      2.13%        11/15/19           8,499,967
       6,840,000  TransCanada PipeLines Ltd., 3 Mo. LIBOR + 0.28% (a).............      2.43%        11/15/19           6,840,398
                                                                                                                 ----------------
                                                                                                                       34,980,758
                                                                                                                 ----------------
                  TELECOMMUNICATIONS -- 0.0%
       1,000,000  Deutsche Telekom International Finance BV, 3 Mo. LIBOR
                     + 0.58% (a) (b)..............................................      2.58%        01/17/20           1,000,925
                                                                                                                 ----------------
                  TOTAL FOREIGN CORPORATE BONDS AND NOTES......................................................       738,036,335
                  (Cost $735,895,540)                                                                            ----------------

ASSET-BACKED SECURITIES -- 11.8%

                  AmeriCredit Automobile Receivables Trust
       3,323,000     Series 2015-3, Class D.......................................      3.34%        08/08/21           3,332,557
                  Ameriquest Mortgage Securities, Inc.
          37,318     Series 2004-R9, Class M2, 1 Mo. LIBOR + 0.98% (a)............      2.80%        10/25/34              37,528
                  Avis Budget Rental Car Funding AESOP LLC
       2,000,000     Series 2014-2A, Class A (b)..................................      2.50%        02/20/21           2,000,804
      17,800,000     Series 2015-1A, Class A (b)..................................      2.50%        07/20/21          17,827,131
                  BMW Vehicle Lease Trust
       6,302,633     Series 2017-2, Class A3......................................      2.07%        10/20/20           6,310,608
         120,000     Series 2017-2, Class A4......................................      2.19%        03/22/21             120,125
       6,250,000     Series 2018-1, Class A3......................................      3.26%        07/20/21           6,323,670
                  BMW Vehicle Owner Trust
       2,448,375     Series 2018-A, Class A3......................................      2.35%        04/25/22           2,453,707
                  California Republic Auto Receivables Trust
         683,278     Series 2015-3, Class A4......................................      2.13%        05/17/21             683,146
       5,349,000     Series 2015-3, Class B.......................................      2.70%        09/15/21           5,356,814
         789,288     Series 2016-1, Class A4......................................      2.24%        10/15/21             789,443
       2,917,104     Series 2016-2, Class A4......................................      1.83%        12/15/21           2,914,093
       1,531,745     Series 2017-1, Class A4......................................      2.28%        06/15/22           1,533,150
       1,103,118     Series 2018-1, Class A2......................................      2.86%        03/15/21           1,103,370
                  Canadian Pacer Auto Receivables Trust
       2,588,215     Series 2017-1A, Class A3 (b).................................      2.05%        03/19/21           2,588,238
         815,000     Series 2017-1A, Class A4 (b).................................      2.29%        01/19/22             815,951
      17,720,234     Series 2018-1A, Class A3 (b).................................      3.00%        11/19/21          17,799,924
       2,473,381     Series 2018-2A, Class A2A (b)................................      3.00%        06/21/21           2,480,170
      16,585,273     Series 2019-1A, Class A2 (b).................................      2.78%        03/21/22          16,654,600
                  Carmax Auto Owner Trust
       1,041,537     Series 2016-3, Class A3......................................      1.39%        05/17/21           1,041,449
       2,428,532     Series 2017-1, Class A3......................................      1.98%        11/15/21           2,428,853
       1,415,685     Series 2017-3, Class A3......................................      1.97%        04/15/22           1,415,518
         461,774     Series 2018-4, Class A2A.....................................      3.11%        02/15/22             464,035
       6,000,506     Series 2019-1, Class A2A.....................................      3.02%        07/15/22           6,031,202


                        See Notes to Financial Statements                Page 23


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
ASSET-BACKED SECURITIES (CONTINUED)

                  Chrysler Capital Auto Receivables Trust
$      3,007,447     Series 2016-AA, Class C (b)..................................      3.25%        06/15/22    $      3,011,299
                  Countrywide Asset-Backed Certificates
       2,182,968     Series 2004-SD4, Class M1, 1 Mo. LIBOR +
                        0.75% (a) (b).............................................      2.57%        12/25/34           2,193,997
         692,978     Series 2005-BC3, Class M3, 1 Mo. LIBOR +
                        1.08% (a).................................................      2.90%        06/25/35             696,394
                  Dell Equipment Finance Trust
         179,055     Series 2018-1, Class A2A (b).................................      2.97%        10/22/20             179,426
       9,000,000     Series 2019-1, Class A2 (b)..................................      2.78%        08/23/21           9,064,001
                  Element Rail Leasing I LLC
       2,234,831     Series 2014-1A, Class A1 (b).................................      2.30%        04/19/44           2,237,410
                  Exeter Automobile Receivables Trust
          25,681     Series 2018-3A, Class A (b)..................................      2.90%        01/18/22              25,697
          53,782     Series 2018-4A, Class A (b)..................................      3.05%        12/15/21              53,851
       2,497,756     Series 2019-1A, Class A (b)..................................      3.20%        04/15/22           2,504,938
       6,467,818     Series 2019-3A, Class A (b)..................................      2.59%        09/15/22           6,483,915
                  Ford Credit Auto Lease Trust
       1,151,404     Series 2018-A, Class A2A.....................................      2.71%        12/15/20           1,152,015
         850,000     Series 2018-A, Class A4......................................      3.05%        08/15/21             856,633
       5,162,732     Series 2018-B, Class A2A.....................................      2.93%        04/15/21           5,172,732
       4,780,000     Series 2018-B, Class A3......................................      3.19%        12/15/21           4,827,047
      12,960,000     Series 2019-A, Class A2A.....................................      2.84%        09/15/21          13,009,595
       9,000,000     Series 2019-A, Class A3......................................      2.90%        05/15/22           9,113,331
                  Foursight Capital Automobile Receivables Trust
      10,000,000     Series 2019-1, Class A2 (b)..................................      2.58%        03/15/23          10,023,188
                  GM Financial Automobile Leasing Trust
       2,005,661     Series 2017-1, Class B.......................................      2.48%        08/20/20           2,005,889
         166,071     Series 2017-2, Class A3......................................      2.02%        09/21/20             166,076
       1,700,000     Series 2017-2, Class A4......................................      2.18%        06/21/21           1,700,240
       1,162,000     Series 2017-2, Class B.......................................      2.43%        06/21/21           1,162,659
       1,559,218     Series 2017-3, Class A3......................................      2.01%        11/20/20           1,559,207
         500,000     Series 2017-3, Class B.......................................      2.40%        09/20/21             500,246
       5,040,479     Series 2018-1, Class A3......................................      2.61%        01/20/21           5,048,251
         963,686     Series 2018-2, Class A2A.....................................      2.83%        07/20/20             964,035
       4,490,000     Series 2018-2, Class A3......................................      3.06%        06/21/21           4,510,579
       2,256,226     Series 2018-3, Class A2A.....................................      2.89%        09/21/20           2,258,409
       4,393,000     Series 2018-3, Class A3......................................      3.18%        06/21/21           4,424,116
       9,325,761     Series 2019-1, Class A2A.....................................      2.91%        04/20/21           9,360,821
       7,500,000     Series 2019-1, Class A3......................................      2.98%        12/20/21           7,582,176
      10,000,000     Series 2019-2, Class A2A.....................................      2.67%        06/21/21          10,034,337
                  GM Financial Consumer Automobile Receivables Trust
       4,095,298     Series 2017-1A, Class A3 (b).................................      1.78%        10/18/21           4,091,128
                  GSAA Home Equity Trust
       1,362,189     Series 2005-MTR1, Class A4, 1 Mo. LIBOR +
                        0.37% (a).................................................      2.19%        10/25/35           1,373,904
                  Honda Auto Receivables Owner Trust
       3,519,500     Series 2018-3, Class A2......................................      2.67%        12/21/20           3,524,312
                  Hyundai Auto Lease Securitization Trust
       6,900,000     Series 2018-A, Class A3 (b)..................................      2.81%        04/15/21           6,923,075
       5,540,359     Series 2018-B, Class A2 (b)..................................      2.81%        12/15/20           5,548,539


Page 24                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
ASSET-BACKED SECURITIES (CONTINUED)

                  Hyundai Auto Lease Securitization Trust (Continued)
$      1,100,000     Series 2018-B, Class A4 (b)..................................      3.20%        06/15/22    $      1,115,189
       4,660,960     Series 2019-A, Class A2 (b)..................................      2.92%        07/15/21           4,686,007
                  Master Asset Backed Securities Trust
         237,767     Series 2005-OPT1, Class M2, 1 Mo. LIBOR +
                        0.63% (a).................................................      2.45%        03/25/35             238,551
                  Mercedes-Benz Auto Lease Trust
       8,949,797     Series 2019-A, Class A2......................................      3.01%        02/16/21           8,974,436
                  Mill City Mortgage Loan Trust
       2,647,838     Series 2016-1, Class A1 (b)..................................      2.50%        04/25/57           2,660,950
       3,339,548     Series 2017-1, Class A1 (b)..................................      2.75%        11/25/58           3,368,173
       7,413,192     Series 2017-2, Class A1 (b)..................................      2.75%        07/25/59           7,501,144
                  Nationstar Home Equity Loan Trust
       2,513,541     Series 2006-B, Class AV4, 1 Mo. LIBOR + 0.28% (a)............      2.10%        09/25/36           2,503,846
                  New Century Home Equity Loan Trust
       1,485,713     Series 2005-2, Class M2, 1 Mo. LIBOR + 0.68% (a).............      2.50%        06/25/35           1,490,188
                  Nissan Auto Lease Trust
       8,500,000     Series 2018-A, Class A3......................................      3.25%        09/15/21           8,595,180
                  Nissan Auto Receivables Owner Trust
         688,532     Series 2015-B, Class A4......................................      1.79%        01/17/22             688,278
         953,373     Series 2016-B, Class A3......................................      1.32%        01/15/21             952,826
         449,244     Series 2016-C, Class A3......................................      1.18%        01/15/21             448,758
         179,839     Series 2017-B, Class A3......................................      1.75%        10/15/21             179,660
                  Nomua Home Equity Loan, Inc., Home Equity Loan Trust
       1,329,001     Series 2005-HE1, Class M3, 1 Mo. LIBOR +
                        0.72% (a).................................................      2.54%        09/25/35           1,334,692
                  OSCAR US Funding Trust IX LLC
       1,365,000     Series 2018-2A, Class A3 (b).................................      3.39%        09/12/22           1,384,302
                  OSCAR US Funding Trust V
         225,720     Series 2016-2A, Class A3 (b).................................      2.73%        12/15/20             225,871
      28,110,000     Series 2016-2A, Class A4 (b).................................      2.99%        12/15/23          28,290,648
                  OSCAR US Funding Trust VI LLC
       3,832,121     Series 2017-1A, Class A3 (b).................................      2.82%        06/10/21           3,838,744
       7,810,000     Series 2017-1A, Class A4 (b).................................      3.30%        05/10/24           7,931,039
                  OSCAR US Funding Trust VII LLC
       6,350,976     Series 2017-2A, Class A3 (b).................................      2.45%        12/10/21           6,357,922
       3,280,000     Series 2017-2A, Class A4 (b).................................      2.76%        12/10/24           3,310,750
                  OSCAR US Funding Trust VIII LLC
         956,250     Series 2018-1A, Class A2A (b)................................      2.91%        04/12/21             957,690
      18,790,000     Series 2018-1A, Class A3 (b).................................      3.23%        05/10/22          18,955,876
                  OSCAR US Funding X LLC
       9,613,791     Series 2019-1A, Class A2 (b).................................      3.10%        04/11/22           9,670,497
                  OSCAR US Funding XI LLC
      21,500,000     Series 2019-2A, Class A2 (b).................................      2.49%        08/10/22          21,557,949
                  Securitized Term Auto Receivables Trust
       1,000,000     Series 2017-1A, Class A4 (b).................................      2.21%        06/25/21           1,000,228
       1,791,182     Series 2017-2A, Class A3 (b).................................      2.04%        04/26/21           1,791,200
       4,095,000     Series 2017-2A, Class A4 (b).................................      2.29%        03/25/22           4,103,059
       4,628,849     Series 2018-2A, Class A2A (b)................................      3.06%        02/25/21           4,640,795
       4,900,000     Series 2019-1A, Class A3 (b).................................      2.99%        02/27/23           4,971,955
                  Sierra Timeshare Receivables Funding LLC
       5,248,789     Series 2016-3A, Class A (b)..................................      2.43%        10/20/33           5,249,745


                        See Notes to Financial Statements                Page 25


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
ASSET-BACKED SECURITIES (CONTINUED)

                  Structured Asset Investment Loan Trust
$         53,967     Series 2004-10, Class A7, 1 Mo. LIBOR + 1.06% (a)............      2.88%        11/25/34    $         54,265
                  Towd Point Mortgage Trust
       1,203,582     Series 2015-1, Class AES (b).................................      3.00%        10/25/53           1,208,930
         336,143     Series 2015-2, Class 1A12 (b)................................      2.75%        11/25/60             338,823
       2,582,436     Series 2015-3, Class A1B (b).................................      3.00%        03/25/54           2,600,371
       1,970,745     Series 2015-4, Class A1, (b).................................      3.50%        04/25/55           1,994,949
       2,201,481     Series 2015-4, Class A1B, (b)................................      2.75%        04/25/55           2,212,725
      34,145,691     Series 2015-5, Class A1B (b).................................      2.75%        05/25/55          34,368,003
      26,899,735     Series 2015-6, Class A1B, (b)................................      2.75%        04/25/55          27,111,006
          65,593     Series 2016-1, Class A1 (b)..................................      3.50%        02/25/55              66,741
       3,061,015     Series 2016-1, Class A1B (b).................................      2.75%        02/25/55           3,084,758
      14,205,470     Series 2016-2, Class A1 (b)..................................      3.00%        08/25/55          14,420,558
       6,924,091     Series 2016-2, Class A1A (b).................................      2.75%        08/25/55           7,000,902
       4,427,675     Series 2016-3, Class A1 (b)..................................      2.25%        04/25/56           4,428,841
      12,990,876     Series 2016-5, Class A1 (b)..................................      2.50%        10/25/56          13,073,031
       1,069,877     Series 2017-2, Class A1 (b)..................................      2.75%        04/25/57           1,081,031
                  Toyota Auto Receivables Owner Trust
         283,434     Series 2018-A, Class A2A.....................................      2.10%        10/15/20             283,434
       2,797,710     Series 2018-C, Class A2A.....................................      2.77%        08/16/21           2,805,410
                  Verizon Owner Trust
       3,790,852     Series 2016-2A, Class A (b)..................................      1.68%        05/20/21           3,789,777
       5,110,313     Series 2017-1A, Class A (b)..................................      2.06%        09/20/21           5,110,453
      12,129,014     Series 2017-2A, Class A (b)..................................      1.92%        12/20/21          12,126,313
      13,917,000     Series 2018-1A, Class A1A (b)................................      2.82%        09/20/22          14,021,607
                  World Omni Auto Receivables Trust
       7,510,333     Series 2019-A, Class A2......................................      3.02%        04/15/22           7,543,463
                  World Omni Automobile Lease Securitization Trust
       1,221,255     Series 2017-A, Class A3......................................      2.13%        04/15/20           1,221,318
       1,735,000     Series 2017-A, Class A4......................................      2.32%        08/15/22           1,735,644
       1,192,561     Series 2018-A, Class A2......................................      2.59%        11/16/20           1,193,463
       4,355,000     Series 2018-A, Class A4......................................      2.94%        05/15/23           4,392,307
       5,765,601     Series 2018-B, Class A2A.....................................      2.96%        06/15/21           5,787,320
      10,017,240     Series 2019-A, Class A2......................................      2.89%        11/15/21          10,072,397
                                                                                                                 ----------------
                  TOTAL ASSET-BACKED SECURITIES................................................................       597,953,542
                  (Cost $595,410,797)                                                                            ----------------

U.S. GOVERNMENT NOTES -- 3.8%

      65,000,000  U.S. Treasury Note..............................................      1.13%        04/30/20          64,848,926
      40,000,000  U.S. Treasury Note..............................................      1.50%        06/15/20          39,982,031
      19,200,000  U.S. Treasury Note..............................................      1.75%        07/31/21          19,260,750
      40,000,000  U.S. Treasury Note..............................................      1.50%        08/31/21          39,960,156
      30,000,000  U.S. Treasury Note..............................................      1.50%        09/30/21          29,975,391
                                                                                                                 ----------------
                  TOTAL U.S. GOVERNMENT NOTES..................................................................       194,027,254
                  (Cost $193,594,492)                                                                            ----------------


Page 26                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 3.5%

                  COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.0%
                  Federal Home Loan Mortgage Corporation
$      2,235,693     Series 2003-2723, Class KN...................................      5.00%        12/15/23    $      2,325,437
       3,193,826     Series 2004-2783, Class YB...................................      5.00%        04/15/24           3,328,254
           8,683     Series 2005-2931, Class DE...................................      4.00%        02/15/20               8,692
             279     Series 2005-2945, Class HB...................................      5.00%        03/15/20                 279
               1     Series 2007-3266, Class D....................................      5.00%        01/15/22                   1
           1,090     Series 2007-3294, Class DB...................................      4.50%        03/15/22               1,091
         347,311     Series 2009-3539, Class YA...................................      4.00%        02/15/24             349,027
          11,295     Series 2010-3705, Class CA...................................      3.00%        08/15/20              11,292
       3,688,350     Series 2010-3737, Class DA...................................      2.00%        12/15/39           3,684,051
          20,468     Series 2010-3755, Class AJ...................................      2.00%        11/15/20              20,432
          23,097     Series 2010-3766, Class HE...................................      3.00%        11/15/20              23,147
          54,827     Series 2010-3770, Class EB...................................      2.00%        01/15/38              54,782
          28,921     Series 2010-3773, Class GK...................................      2.50%        12/15/20              28,918
         163,531     Series 2011-3790, Class AP...................................      4.50%        01/15/37             165,866
          36,083     Series 2011-3852, Class CA...................................      3.00%        10/15/39              36,167
       1,201,672     Series 2011-3925, Class VB...................................      4.00%        09/15/31           1,209,301
         310,750     Series 2012-4001, Class A....................................      3.50%        11/15/38             313,483
         101,912     Series 2012-4011, Class KM...................................      2.00%        03/15/22             101,880
       2,040,365     Series 2013-4199, Class YV...................................      3.50%        05/15/26           2,094,371
         402,142     Series 2014-4305, Class KN...................................      2.50%        03/15/38             402,633
          12,831     Series 2015-4459, Class NC...................................      5.00%        07/15/25              12,852
                  Federal National Mortgage Association
       1,218,388     Series 2003-48, Class TC.....................................      5.00%        06/25/23           1,265,062
         733,064     Series 2006-60, Class DF, 1 Mo. LIBOR + 0.43% (a)............      2.25%        04/25/35             733,880
             770     Series 2008-53, Class CA.....................................      5.00%        07/25/23                 770
           3,465     Series 2008-59, Class KB.....................................      4.50%        07/25/23               3,476
          37,759     Series 2009-14, Class EB.....................................      4.50%        03/25/24              38,076
          14,276     Series 2009-52, Class AJ.....................................      4.00%        07/25/24              14,472
         442,632     Series 2009-71, Class BA.....................................      4.00%        08/25/24             445,839
          10,312     Series 2009-96, Class JA.....................................      3.50%        10/25/24              10,317
       1,189,633     Series 2010-99, Class UK.....................................      3.00%        10/25/38           1,191,932
           2,866     Series 2010-116, Class AD....................................      2.00%        08/25/20               2,862
          62,377     Series 2010-145, Class MA....................................      2.00%        12/25/20              62,293
           1,165     Series 2011-3, Class EG......................................      2.00%        05/25/20               1,163
          37,907     Series 2011-13, Class AD.....................................      2.00%        07/25/21              37,754
          15,873     Series 2011-15, Class HT.....................................      5.50%        03/25/26              16,107
         331,362     Series 2011-32, Class CV.....................................      3.50%        04/25/24             331,061
          97,310     Series 2011-60, Class UC.....................................      2.50%        09/25/39              98,032
           1,671     Series 2011-68, Class AH.....................................      4.50%        12/25/20               1,678
          24,580     Series 2011-71, Class KC.....................................      1.75%        08/25/21              24,489
          28,106     Series 2011-86, Class DC.....................................      2.00%        09/25/21              28,021
          35,600     Series 2011-111, Class DA....................................      3.00%        12/25/38              35,594
         833,630     Series 2012-20, Class AB.....................................      2.50%        07/25/39             835,726
       2,654,799     Series 2012-103, Class LE....................................      1.75%        05/25/39           2,648,591
       2,377,095     Series 2013-1, Class KC......................................      2.00%        07/25/40           2,376,906
                  Government National Mortgage Association
          77,843     Series 2009-10, Class MD.....................................      4.50%        12/16/36              78,963
           1,735     Series 2009-52, Class PA.....................................      5.00%        04/16/39               1,734
          97,824     Series 2009-79, Class AE.....................................      3.75%        02/16/39              97,764
          32,785     Series 2010-4, Class JC......................................      3.00%        08/16/39              32,872
           1,671     Series 2010-85, Class NK.....................................      3.25%        01/20/38               1,669


                        See Notes to Financial Statements                Page 27


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Government National Mortgage Association (Continued)
$         61,740     Series 2010-87, Class HE.....................................      3.00%        11/20/38    $         62,143
          57,842     Series 2010-125, Class TE....................................      3.00%        06/20/39              58,035
           9,211     Series 2010-164, Class LE....................................      3.00%        10/20/38               9,226
          43,786     Series 2010-164, Class LH....................................      3.50%        10/20/38              43,876
          17,371     Series 2011-24, Class NE.....................................      3.50%        04/20/39              17,374
          47,077     Series 2011-37, Class PG.....................................      3.00%        05/20/40              47,106
          13,429     Series 2011-115, Class PD....................................      2.00%        10/20/38              13,434
       8,510,397     Series 2012-17, Class MA.....................................      1.75%        08/20/40           8,470,979
      10,365,779     Series 2015-103, Class AB....................................      2.00%        01/16/40          10,378,010
       3,416,353     Series 2018-89, Class A......................................      3.50%        06/20/39           3,454,043
                  NCUA Guaranteed Notes Trust
         818,902     Series 2010-R1, Class 1A, 1 Mo. LIBOR + 0.45% (a)............      2.44%        10/07/20             819,309
                                                                                                                 ----------------
                                                                                                                       47,962,594
                                                                                                                 ----------------
                  COMMERCIAL MORTGAGE-BACKED SECURITIES -- 2.4%
                  Federal Home Loan Mortgage Corporation Multifamily
                  Structured Pass Through Certificates
       6,829,328     Series 2010-K007, Class A2...................................      4.22%        03/25/20           6,838,831
       8,206,555     Series 2011-K011, Class A2...................................      4.08%        11/25/20           8,353,929
      13,725,000     Series 2011-K013, Class A2...................................      3.97%        01/25/21          14,007,123
      14,384,425     Series 2013-K025, Class A1...................................      1.88%        04/25/22          14,369,423
       9,905,242     Series 2013-K027, Class A1...................................      1.79%        09/25/22           9,910,274
       2,167,684     Series 2013-K029, Class A1...................................      2.84%        10/25/22           2,198,261
      24,491,544     Series 2014-K715, Class A2...................................      2.86%        01/25/21          24,678,263
         503,641     Series 2014-K716, Class A1...................................      2.41%        01/25/21             504,809
       4,290,000     Series 2014-K716, Class A2...................................      3.13%        06/25/21           4,351,842
      16,638,823     Series 2015-K720, Class A1...................................      2.32%        11/25/21          16,715,099
                  FREMF Mortgage Trust
       4,400,000     Series 2010-K7, Class B (b) (d)..............................      5.50%        04/25/20           4,446,277
       4,761,000     Series 2010-K8, Class B (b) (d)..............................      5.28%        09/25/43           4,823,950
       5,290,000     Series 2011-K10, Class B (b) (d).............................      4.62%        11/25/49           5,401,516
       3,822,000     Series 2011-K14, Class B (b) (d).............................      5.18%        02/25/47           3,981,781
       1,850,000     Series 2014-K715, Class B (b) (d)............................      3.97%        02/25/46           1,886,303
                  Government National Mortgage Association
          22,984     Series 2014-28, Class A......................................      2.00%        01/16/46              22,869
                                                                                                                 ----------------
                                                                                                                      122,490,550
                                                                                                                 ----------------
                  PASS-THROUGH SECURITIES -- 0.1%
                  Federal Home Loan Mortgage Corporation
             360     Pool B18688..................................................      5.00%        02/01/20                 371
             399     Pool G11728..................................................      5.50%        02/01/20                 399
          24,041     Pool G11777..................................................      5.00%        10/01/20              24,783
           6,522     Pool G11820..................................................      5.50%        12/01/20               6,579
           7,887     Pool G11879..................................................      5.00%        10/01/20               8,138
          30,647     Pool G11902..................................................      5.00%        08/01/20              31,593
          25,860     Pool G11966..................................................      5.50%        11/01/20              25,987
           3,497     Pool G12255..................................................      5.50%        07/01/21               3,562
          22,049     Pool G12673..................................................      5.00%        09/01/21              22,730
          34,146     Pool G13204..................................................      6.00%        11/01/22              34,991
          11,556     Pool G13235..................................................      4.50%        08/01/20              11,918
              25     Pool G13395..................................................      4.50%        12/01/19                  26


Page 28                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal Home Loan Mortgage Corporation (Continued)
$          3,952     Pool G13761..................................................      5.50%        12/01/20    $          3,973
          55,404     Pool G13812..................................................      5.00%        12/01/20              57,115
          29,367     Pool G14030..................................................      4.50%        12/01/20              30,288
          44,876     Pool G14035..................................................      5.50%        12/01/21              45,319
          57,864     Pool G14187..................................................      5.50%        12/01/20              58,043
         738,907     Pool G15435..................................................      5.00%        11/01/24             763,270
          44,323     Pool G15821..................................................      5.00%        07/01/25              45,732
         286,662     Pool G15874..................................................      5.00%        06/01/26             295,537
          41,459     Pool G18056..................................................      5.00%        06/01/20              42,739
          56,574     Pool J02535..................................................      5.00%        09/01/20              58,321
           8,718     Pool P60959..................................................      4.50%        09/01/20               8,719
                  Federal National Mortgage Association
           1,153     Pool 255547..................................................      4.50%        01/01/20               1,188
             629     Pool 310097..................................................      5.00%        10/01/20                 648
             163     Pool 735512..................................................      6.00%        03/01/20                 163
           8,291     Pool 735646..................................................      4.50%        07/01/20               8,547
           4,913     Pool 735920..................................................      4.50%        10/01/20               5,065
             152     Pool 745119 (e)..............................................      5.50%        12/01/19                 152
           6,685     Pool 745238..................................................      6.00%        12/01/20               6,682
         117,937     Pool 745735..................................................      5.00%        03/01/21             121,527
          25,967     Pool 745749..................................................      5.50%        03/01/21              26,221
         298,149     Pool 745832..................................................      6.00%        04/01/21             302,544
           1,867     Pool 814708..................................................      6.00%        04/01/20               1,869
           3,346     Pool 815098..................................................      6.00%        05/01/20               3,350
           4,072     Pool 839226..................................................      4.00%        09/01/20               4,079
          18,985     Pool 844915..................................................      4.50%        11/01/20              19,573
          22,832     Pool 847919..................................................      5.50%        11/01/20              23,009
          20,005     Pool 888932..................................................      4.50%        11/01/22              20,624
             285     Pool 889191..................................................      4.50%        04/01/21                 294
           1,514     Pool 889318..................................................      5.50%        07/01/20               1,514
           3,865     Pool 889531..................................................      4.50%        05/01/22               3,985
           2,733     Pool 889847..................................................      4.50%        04/01/21               2,817
          59,096     Pool 890403..................................................      6.00%        05/01/23              60,093
           8,474     Pool 898044..................................................      4.50%        12/01/20               8,737
         408,336     Pool 901931..................................................      6.00%        10/01/21             416,193
           3,932     Pool 931592..................................................      5.00%        09/01/20               3,957
         193,705     Pool 962078..................................................      4.50%        03/01/23             201,636
          12,982     Pool 995158..................................................      4.50%        12/01/20              13,384
             610     Pool 995886..................................................      6.00%        04/01/21                 614
         196,128     Pool AD0285..................................................      5.00%        09/01/22             202,098
          19,905     Pool AD0402..................................................      5.00%        02/01/23              20,511
          49,379     Pool AE0126..................................................      5.00%        06/01/20              50,882
          51,765     Pool AE0237..................................................      5.50%        11/01/23              52,077
         173,407     Pool AE0314..................................................      5.00%        08/01/21             178,686
          35,447     Pool AE0792..................................................      5.00%        12/01/20              36,526
         130,471     Pool AE0812..................................................      5.00%        07/01/25             134,452
         393,612     Pool AL5764..................................................      5.00%        09/01/25             405,624
         312,293     Pool AL5812..................................................      5.50%        05/01/25             318,336
         165,817     Pool AL6212..................................................      4.50%        01/01/27             170,947
           1,943     Pool AL6725..................................................      4.50%        09/01/20               2,003


                        See Notes to Financial Statements                Page 29


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal National Mortgage Association (Continued)
$        406,166     Pool AL6798..................................................      5.00%        09/01/25    $        418,562
             612     Pool AL8539..................................................      4.50%        01/01/27                 631
         843,743     Pool BM1299..................................................      5.00%        03/01/27             874,543
           4,634     Pool MA0323..................................................      4.50%        02/01/20               4,777
           8,903     Pool MA0358..................................................      4.50%        03/01/20               9,179
          11,586     Pool MA0419..................................................      4.50%        05/01/20              11,944
          23,271     Pool MA0772..................................................      4.00%        06/01/21              24,255
         600,936     Pool MA1030..................................................      3.00%        04/01/22             615,240
                  Government National Mortgage Association
          44,918     Pool 783524..................................................      5.00%        09/15/24              46,525
                                                                                                                 ----------------
                                                                                                                        6,416,396
                                                                                                                 ----------------
                  TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES......................................       176,869,540
                  (Cost $176,366,883)                                                                            ----------------

CERTIFICATES OF DEPOSIT -- 1.5%

                  BANKS -- 1.5%
      10,000,000  Bank of Montreal, 1 Mo. LIBOR + 0.26% (a).......................      2.24%        09/08/20           9,998,432
      10,000,000  Barclays Bank PLC, 3 Mo. LIBOR + 0.36% (a)......................      2.36%        07/15/20          10,002,393
      10,000,000  BNP Paribas S.A./New York NY, 1 Mo. LIBOR +
                     0.19% (a)....................................................      2.04%        06/19/20           9,996,023
       8,300,000  Canadian Imperial Bank of Commerce, 1 Mo. LIBOR +
                     0.18% (a)....................................................      1.95%        04/06/20           8,300,080
      20,000,000  Societe Generale, 1 Mo. LIBOR + 0.34% (a).......................      2.19%        08/19/20          20,011,581
      20,000,000  Svenska Handelsbanken, 1 Mo. LIBOR + 0.24% (a)..................      2.04%        08/28/20          20,003,520
                                                                                                                 ----------------
                  TOTAL CERTIFICATES OF DEPOSIT................................................................        78,312,029
                  (Cost $78,296,412)                                                                             ----------------

MORTGAGE-BACKED SECURITIES -- 0.1%

                  COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.1%
                  Merrill Lynch Mortgage Investors Trust
       1,718,583     Series 2005-A6, Class 2A3, 1 Mo. LIBOR + 0.38% (a)...........      2.20%        08/25/35           1,733,674
                  Sequoia Mortgage Trust
         622,923     Series 2014-3, Class A14 (b).................................      3.00%        10/25/44             625,802
       2,292,962     Series 2015-1, Class A6 (b)..................................      2.50%        01/25/45           2,297,760
                                                                                                                 ----------------
                  TOTAL MORTGAGE-BACKED SECURITIES.............................................................         4,657,236
                  (Cost $4,632,377)                                                                              ----------------

                  TOTAL INVESTMENTS -- 101.0%..................................................................     5,116,584,443
                  (Cost $5,106,562,762) (f)
                  NET OTHER ASSETS AND LIABILITIES -- (1.0)%...................................................       (50,834,915)
                                                                                                                 ----------------
                  NET ASSETS -- 100.0%.........................................................................  $  5,065,749,528
                                                                                                                 ================


Page 30                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019

-----------------------------

(a)   Floating or variable rate security.

(b)   This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor (the "Advisor"). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At October 31, 2019, securities noted as such amounted to $981,729,893 or 19.4% of net assets.

(c)   Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at October 31, 2019. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(d)   Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment's underlying collateral. The interest rate resets periodically.

(e)   Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by the Advisor.

(f)   Aggregate cost for federal income tax purposes is $5,106,642,905. As of
      October 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was
      $10,291,810 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was
      $350,272. The net unrealized appreciation was $9,941,538.

LIBOR - London Interbank Offered Rate

SOFR  - Secured Overnight Financing Rate

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31,
2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                              LEVEL 2           LEVEL 3
                                                           TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                          VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                         10/31/2019          PRICES            INPUTS            INPUTS
                                                       --------------    --------------    --------------    --------------
Corporate Bonds and Notes*.........................    $1,976,067,255    $           --    $1,976,067,255    $           --
Commercial Paper*..................................     1,350,661,252                --     1,350,661,252                --
Foreign Corporate Bonds and Notes*.................       738,036,335                --       738,036,335                --
Asset-Backed Securities............................       597,953,542                --       597,953,542                --
U.S. Government Notes..............................       194,027,254                --       194,027,254                --
U.S. Government Agency Mortgage-Backed
   Securities......................................       176,869,540                --       176,869,540                --
Certificates of Deposit*...........................        78,312,029                --        78,312,029                --
Mortgage-Backed Securities.........................         4,657,236                --         4,657,236                --
                                                       --------------    --------------    --------------    --------------
Total Investments..................................    $5,116,584,443    $           --    $5,116,584,443    $           --
                                                       ==============    ==============    ==============    ==============


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 31


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2019


ASSETS:
Investments, at value.....................................................    $5,116,584,443
Cash......................................................................           453,108
Receivables:
   Interest...............................................................        16,619,958
   Investment securities sold.............................................           132,445
                                                                              --------------
      Total Assets........................................................     5,133,789,954
                                                                              --------------
LIABILITIES:
Payables:
   Investment securities purchased .......................................        57,096,862
   Distributions to shareholders..........................................         9,230,820
   Investment advisory fees...............................................         1,712,744
                                                                              --------------
      Total Liabilities...................................................        68,040,426
                                                                              --------------
NET ASSETS................................................................    $5,065,749,528
                                                                              ==============
NET ASSETS CONSIST OF:
Paid-in capital...........................................................    $5,057,736,041
Par value.................................................................           842,997
Accumulated distributable earnings (loss).................................         7,170,490
                                                                              --------------
NET ASSETS................................................................    $5,065,749,528
                                                                              ==============
NET ASSET VALUE, per share................................................    $        60.09
                                                                              ==============
Number of shares outstanding (unlimited number of shares authorized,
   par value $0.01 per share).............................................        84,299,724
                                                                              ==============
Investments, at cost......................................................    $5,106,562,762
                                                                              ==============


Page 32                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2019


INVESTMENT INCOME:
Interest..................................................................    $  122,689,661
                                                                              --------------
   Total investment income................................................       122,689,661
                                                                              --------------
EXPENSES:
Investment advisory fees..................................................        19,366,837
                                                                              --------------
   Total expenses.........................................................        19,366,837
   Less fees waived by the investment advisor.............................        (2,775,527)
                                                                              --------------
   Net expenses...........................................................        16,591,310
                                                                              --------------
NET INVESTMENT INCOME (LOSS)..............................................       106,098,351
                                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments...................................          (719,958)
Net change in unrealized appreciation (depreciation) on investments.......        10,123,036
                                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)...................................         9,403,078
                                                                              --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS........................................................    $  115,501,429
                                                                              ==============


                        See Notes to Financial Statements                Page 33


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                   YEAR              YEAR
                                                                                  ENDED             ENDED
                                                                                10/31/2019        10/31/2018
                                                                              --------------    --------------
OPERATIONS:
Net investment income (loss)..............................................    $  106,098,351    $   39,134,269
Net realized gain (loss)..................................................          (719,958)           76,244
Net change in unrealized appreciation (depreciation)......................        10,123,036        (1,285,379)
                                                                              --------------    --------------
Net increase (decrease) in net assets resulting from operations...........       115,501,429        37,925,134
                                                                              --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.....................................................      (105,441,956)      (39,922,395)
Return of capital.........................................................                --          (159,526)
                                                                              --------------    --------------
Total distributions to shareholders.......................................      (105,441,956)      (40,081,921)
                                                                              --------------    --------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.................................................     2,558,526,535     2,058,338,158
Cost of shares redeemed...................................................      (573,290,488)     (144,051,601)
                                                                              --------------    --------------
Net increase (decrease) in net assets resulting from shareholder
   transactions...........................................................     1,985,236,047     1,914,286,557
                                                                              --------------    --------------
Total increase (decrease) in net assets...................................     1,995,295,520     1,912,129,770

NET ASSETS:
Beginning of period.......................................................     3,070,454,008     1,158,324,238
                                                                              --------------    --------------
End of period.............................................................    $5,065,749,528    $3,070,454,008
                                                                              ==============    ==============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...................................        51,199,724        19,299,724
Shares sold...............................................................        42,650,000        34,300,000
Shares redeemed...........................................................        (9,550,000)       (2,400,000)
                                                                              --------------    --------------
Shares outstanding, end of period.........................................        84,299,724        51,199,724
                                                                              ==============    ==============


Page 34                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                                  YEAR ENDED OCTOBER 31,
                                                          -----------------------------------------------------------------------
                                                              2019           2018           2017           2016          2015
                                                          ------------   ------------   ------------   ------------  ------------
Net asset value, beginning of period....................   $    59.97     $    60.02     $    59.93     $    59.94    $    60.04
                                                           ----------     ----------     ----------     ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)............................         1.48           1.15           0.76           0.47          0.43
Net realized and unrealized gain (loss).................         0.11          (0.01)          0.12           0.09         (0.26)
                                                           ----------     ----------     ----------     ----------    ----------
Total from investment operations........................         1.59           1.14           0.88           0.56          0.17
                                                           ----------     ----------     ----------     ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income...................................        (1.47)         (1.19)         (0.79)         (0.57)        (0.27)
Return of capital.......................................           --          (0.00)(a)         --             --            --
                                                           ----------     ----------     ----------     ----------    ----------
Total distributions.....................................        (1.47)         (1.19)         (0.79)         (0.57)        (0.27)
                                                           ----------     ----------     ----------     ----------    ----------
Net asset value, end of period..........................   $    60.09     $    59.97     $    60.02     $    59.93    $    59.94
                                                           ==========     ==========     ==========     ==========    ==========
TOTAL RETURN (b)........................................         2.68%          1.92%          1.48%          0.94%         0.29%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)....................   $5,065,750     $3,070,454     $1,158,324     $  458,413    $  149,829
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets...........         0.45%          0.45%          0.45%          0.45%         0.45%
Ratio of net expenses to average net assets.............         0.39%          0.33%          0.25%          0.25%         0.23%
Ratio of net investment income (loss) to average
   net assets...........................................         2.47%          2.04%          1.33%          1.06%         0.51%
Portfolio turnover rate (c).............................           73%            45%            56%           115%          406%


(a)   Amount represents less than $0.01 per share.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements                Page 35


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                                OCTOBER 31, 2019

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15,
2010, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of nine funds that are offering shares. This report covers the First Trust Enhanced Short Maturity ETF (the "Fund"), a
non-diversified series of the Trust, which trades under the ticker "FTSM" on The
Nasdaq Stock Market LLC ("Nasdaq"). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation
Unit." Creation Units are generally issued and redeemed for cash and, in certain circumstances, in-kind for securities in which the Fund invests, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Except when aggregated in Creation Units, the Fund's shares are not redeemable securities.

The Fund is an actively managed exchange-traded fund ("ETF"). The Fund's investment objective is to seek current income, consistent with preservation of capital and daily liquidity. Under normal market conditions, the Fund intends to achieve its investment objective by investing at least 80% of its net assets in a portfolio of U.S. dollar-denominated fixed- and variable-rate debt securities, including securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or U.S. government-sponsored entities, residential and commercial mortgage-backed securities, asset-backed securities, U.S.
corporate bonds, fixed income securities issued by non-U.S. corporations and governments, municipal obligations, privately issued securities and other debt securities bearing fixed or floating interest rates. The Fund may also invest in money market securities. The Fund may invest in investment companies, such as
ETFs, that invest primarily in debt securities. The Fund intends to limit its investments in privately-issued, non-agency sponsored mortgage- and asset-backed securities to 20% of its net assets. The Fund may also invest up to 20% of its net assets in floating rate loans representing amounts borrowed by companies or other entities from banks and other lenders. A significant portion of these loans may be rated below investment grade or unrated. Floating rate loans held by the Fund may be senior or subordinate obligations of the borrower and may or may not be secured by collateral. Under normal market conditions, the Fund's average duration is expected to be less than one year and the average maturity of the Fund's portfolio is expected to be less than three years. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB")
Accounting Standards Codification ("ASC") Topic 946, "Financial
Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America
("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New
York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the
NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"),
in accordance with valuation procedures adopted by the Trust's Board of
Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Corporate bonds, corporate notes, U.S. government securities, mortgage-backed securities, asset-backed securities, certificates of deposit and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;
            2)    reported trades;


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                                OCTOBER 31, 2019

            3)    broker/dealer quotes;
            4)    issuer spreads;
            5)    benchmark securities;
            6)    bids and offers; and
            7)    reference data including market research publications.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Commercial paper is fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the
      Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination.
      Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1)    the credit conditions in the relevant market and changes
                  thereto;
            2)    the liquidity conditions in the relevant market and changes thereto;
            3)    the interest rate conditions in the relevant market and
                  changes thereto (such as significant changes in interest
                  rates);
            4)    issuer-specific conditions (such as significant credit
                  deterioration); and
            5)    any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing
                  Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

            1)    the fundamental business data relating to the borrower/issuer;

            2)    an evaluation of the forces which influence the market in
                  which these securities are purchased and sold;

            3)    the type, size and cost of a security;

            4)    the financial statements of the borrower/issuer;

            5)    the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;

            6)    the information as to any transactions in or offers for the security;

            7)    the price and extent of public trading in similar securities of the borrower/issuer, or comparable companies;

            8)    the coupon payments;

            9)    the quality, value and salability of collateral, if any,
                  securing the security;

           10)    the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or
                  affiliate and an assessment of the borrower's/issuer's
                  management (for corporate debt only);

           11)    the prospects for the borrower's/issuer's industry, and
                  multiples (of earnings and/or cash flows) being paid for
                  similar businesses in that industry (for corporate debt only);

           12)    the borrower's/issuer's competitive position within the
                  industry;

           13)    the borrower's/issuer's ability to access additional liquidity through public and/or private markets; and

           14)    other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

                                                                         Page 37


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                                OCTOBER 31, 2019

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of October 31, 2019, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

On July 27, 2017, the Financial Conduct Authority ("FCA") announced that it will no longer persuade or compel banks to submit rates for the calculation of the
London Interbank Offered Rates ("LIBOR") after 2021 (the "FCA Announcement").
Furthermore, in the United States, efforts to identify a set of alternative U.S.
dollar reference interest rates include proposals by the Alternative Reference
Rates Committee of the Federal Reserve Board and the Federal Reserve Bank of New
York. On August 24, 2017, the Federal Reserve Board requested public comment on a proposal by the Federal Reserve Bank of New York, in cooperation with the
Office of Financial Research, to produce three new reference rates intended to serve as alternatives to LIBOR. These alternative rates are based on overnight repurchase agreement transactions secured by U.S. Treasury Securities. On
December 12, 2017, following consideration of public comments, the Federal
Reserve Board concluded that the public would benefit if the Federal Reserve
Bank of New York published the three proposed reference rates as alternatives to
LIBOR (the "Federal Reserve Board Notice").

At this time, it is not possible to predict the effect of the FCA Announcement, the Federal Reserve Board Notice, or other regulatory changes or announcements, any establishment of alternative reference rates or any other reforms to LIBOR that may be enacted in the United Kingdom, the United States or elsewhere. As such, the potential effect of any such event on the Fund cannot yet be determined.

C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by the Fund, if any, are distributed at least annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal years ended October
31, 2019 and 2018 was as follows:

Distributions paid from:                               2019            2018
Ordinary income.................................  $   96,211,136  $   39,922,395
Capital gains...................................              --              --
Return of capital...............................              --         159,526


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                                OCTOBER 31, 2019

As of October 31, 2019, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income...................  $      656,395
Accumulated capital and other gain (loss).......      (3,427,443)
Net unrealized appreciation (depreciation)......       9,941,538

D. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2016,
2017, 2018, and 2019 remain open to federal and state audit. As of October 31,
2019, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2019, the
Fund had non-expiring capital loss carryforwards available for federal income tax purposes of $3,427,443.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2019, the Fund had no net late year ordinary or capital losses.

In order to present paid-in capital and accumulated distributable earnings
(loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation
(depreciation) on investments) on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. For the fiscal year ended October 31, 2019, there were no tax adjustments made to accumulated distributable earnings (loss)
accounts due to differences between book and tax treatments.

E. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

F. NEW ACCOUNTING PRONOUNCEMENTS

On March 30, 2017, the FASB issued Accounting Standards Update ("ASU") 2017-08
"Premium Amortization on Purchased Callable Debt Securities", which amends the amortization period for certain purchased callable debt securities held at a premium by shortening such period to the earliest call date. The new guidance requires an entity to amortize the premium on a callable debt security within its scope to the earliest call date, unless the guidance for considering estimated prepayments is applied. If the call option is not exercised at the earliest call date, the yield is reset to the effective yield using the payment terms of the security. If the security has more than one call date and the premium was amortized to a call price greater than the next call price, any excess of the amortized cost basis over the amount repayable at the next call date will be amortized to that date. If there are no other call dates, any excess of the amortized cost basis over the par amount will be amortized to maturity. Discounts on purchased callable debt securities will continue to be amortized to the security's maturity date. The ASU 2017-08 is effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Earlier application is permitted for all entities, including adoption in an interim period. If an entity early adopts the ASU in an interim period, any adjustments must be reflected as of the beginning of the fiscal year that includes that interim period. Management is still assessing the impact of the adoption of ASU 2017-08 on the financial statements but does not expect it to have a material impact.

On August 28, 2018, the FASB issued ASU 2018-13, "Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement," which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU
2018-13 include new, eliminated, and modified disclosure requirements of ASC
820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is

                                                                         Page 39


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                                OCTOBER 31, 2019

effective for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13 for these financial statements, which did not result in a material impact.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement between the Trust and Advisor,
First Trust manages the investment of the Fund's assets and is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses with the exception of those attributable to affiliated funds, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.45% of its average daily net assets.
Pursuant to a contractual agreement, First Trust has agreed to waive management fees of 0.05% of average daily net assets until March 1, 2021 and, pursuant to a separate contractual agreement, First Trust waived an additional 0.05% of average daily net assets until March 1, 2019. The waiver agreement may be terminated by action of the Trust's Board of Trustees at any time upon 60 days'
written notice by the Trust on behalf of the Fund or by the Fund's investment advisor only after March 1, 2021. Pursuant to a contractual agreement between the Trust, on behalf of the Fund, and First Trust, the management fees paid to
First Trust will be reduced by the portion of the management fees earned by
First Trust from the Fund for assets invested in other investment companies advised by First Trust. This contractual agreement shall continue until the earlier of (i) its termination at the direction of the Trust's Board of Trustees or (ii) upon termination of the Fund's management agreement with First Trust;
however, it is expected to remain in place at least until March 1, 2021. First
Trust does not have the right to recover the fees waived that are attributable to the assets invested in other investment companies advised by First Trust.
During the fiscal year ended October 31, 2019, the Advisor waived fees of
$2,775,527.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee
Chairmen will rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

The cost of purchases of U.S. Government securities and non-U.S. Government securities, excluding short-term investments, for the fiscal year ended October
31, 2019, were $787,022,419 and $2,397,753,865, respectively. The proceeds from sales and paydowns of U.S. Government securities and non-U.S. Government securities, excluding short-term investments, for the fiscal year ended October
31, 2019, were $576,352,424 and $1,074,602,975, respectively.

For the fiscal year ended October 31, 2019, the Fund had no in-kind transactions.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                                OCTOBER 31, 2019

                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker dealers or large institutional investors that have entered into a participation agreement (an
"Authorized Participant"). Due to the nature of the Fund's investments, the
Fund's Creation Units are generally issued and redeemed for cash, although
Creation Units may be issued in-kind for securities in which the Fund invests in limited circumstances. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a creation transaction fee (the "Creation
Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and/or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share times the number of shares in a Creation
Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When Creation
Units are issued for cash, the Authorized Participant may also be assessed an amount to cover the cost of purchasing portfolio securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such securities. Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a standard redemption transaction fee (the
"Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and/or the countries in which the transactions are settled. When shares are redeemed for cash, the Authorized Participant may also be assessed an amount to cover other costs, including operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to portfolio securities sold in connection with the redemption.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2021.

                               7. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

                                                                         Page 41


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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF FIRST TRUST EXCHANGE-TRADED
FUND IV:

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statement of assets and liabilities of First
Trust Enhanced Short Maturity ETF (the "Fund"), a series of the First Trust
Exchange-Traded Fund IV, including the portfolio of investments, as of October
31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Chicago, Illinois
December 23, 2019

We have served as the auditor of one or more First Trust investment companies since 2001.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                          OCTOBER 31, 2019 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                            FEDERAL TAX INFORMATION

Distributions paid to foreign shareholders during the Fund's fiscal year ended
October 31, 2019 that were properly designated by the Fund as "interest-related dividends" or "short-term capital gain dividends," may not be subject to federal income tax provided that the income was earned directly by such foreign shareholders.

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the fiscal year ended October 31, 2019, none qualify for the corporate dividends received deduction available to corporate shareholders or as qualified dividend income.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

                                                                         Page 43


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                          OCTOBER 31, 2019 (UNAUDITED)

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                          OCTOBER 31, 2019 (UNAUDITED)

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S.
securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

            NOT FDIC INSURED   NOT BANK GUARANTEED   MAY LOSE VALUE

                               ADVISORY AGREEMENT

BOARD CONSIDERATIONS REGARDING APPROVAL OF CONTINUATION OF INVESTMENT MANAGEMENT
AGREEMENT

The Board of Trustees (the "Board") of First Trust Exchange-Traded Fund IV (the
"Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the "Agreement") with First
Trust Advisors L.P. (the "Advisor") on behalf of the First Trust Enhanced Short
Maturity ETF (the "Fund"). The Board approved the continuation of the Agreement for a one-year period ending June 30, 2020 at a meeting held on June 2, 2019.
The Board determined that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the
Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 18, 2019 and June 2, 2019, the
Board, including the Independent Trustees, reviewed materials provided by the
Advisor responding to requests for information from counsel to the Independent
Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate payable by the Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the "Expense
Universe"), each assembled by Broadridge Financial Solutions, Inc.
("Broadridge"), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds ("ETFs") managed by the Advisor; the expense ratio of the Fund as compared to expense ratios of the funds in the Fund's Expense Group and Expense Universe; performance information for the Fund, including comparisons of the Fund's performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the "Performance
Universe"), each assembled by Broadridge; the nature of expenses incurred in providing services to the Fund and the potential for economies of scale, if any;
financial data on the Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. ("FTP"); and information on the Advisor's compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 18, 2019, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor.
Following the April meeting, independent legal counsel on behalf of the
Independent Trustees requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and independent legal counsel held prior to the June 2, 2019 meeting, as well as at the meeting held that day. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from the Fund's perspective. The Board determined that, given the totality of the information provided with respect to the Agreement, the Board had received sufficient information to renew the
Agreement. The Board considered that shareholders chose to invest or remain invested in the Fund knowing that the Advisor manages the Fund and knowing the
Fund's unitary fee.

In reviewing the Agreement, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and the Fund and reviewed all of the services provided by the Advisor to the Fund, as well as the background and experience of the persons responsible for such services. The Board noted that the Fund is an actively-managed ETF and considered the background and experience of the persons

                                                                         Page 45


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                          OCTOBER 31, 2019 (UNAUDITED)

responsible for the day-to-day management of the Fund's investments. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor's and the Fund's compliance with the 1940 Act, as well as the Fund's compliance with its investment objectives, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Fund. Finally, as part of the Board's consideration of the Advisor's services, the Advisor, in its written materials and at the April 18, 2019 meeting, described to the Board the scope of its ongoing investment in additional infrastructure and personnel to maintain and improve the quality of services provided to the Fund and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and the Fund by the
Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed the Fund consistent with its investment objectives, policies and restrictions.

The Board considered the unitary fee rate payable by the Fund under the
Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the
Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The
Board noted that the Advisor had previously agreed to waive a portion of its unitary fee in an amount equal to 0.05% of the Fund's average daily net assets until at least March 1, 2020 and to also reduce the unitary fee to the extent of acquired fund fees and expenses of shares of investment companies advised by the
Advisor that are held by the Fund. The Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the
Advisor to other fund (including ETFs) and non-fund clients, as applicable.
Because the Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee for the Fund, after taking into account the contractual fee waiver, was in line with the median total (net)
expense ratio of the peer funds in the Expense Group. With respect to the
Expense Group, the Board, at the April 18, 2019 meeting, discussed with
Broadridge its methodology for assembling peer groups and discussed with the
Advisor limitations in creating peer groups for actively-managed ETFs, including different business models that may affect the pricing of services among ETF sponsors. With respect to fees charged to other non-ETF clients, the Board considered differences between the Fund and other non-ETF clients that limited their comparability. In considering the unitary fee rate overall, the Board also considered the Advisor's statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor's description of its long-term commitment to the Fund.

The Board considered performance information for the Fund. The Board noted the process it has established for monitoring the Fund's performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Fund. The Board determined that this process continues to be effective for reviewing the Fund's performance. The Board received and reviewed information comparing the Fund's performance for periods ended December 31, 2018 to the performance of the funds in the Performance Universe and to that of a benchmark index. Based on the information provided, the Board noted that the
Fund outperformed the Performance Universe median for the one- and three-year periods ended December 31, 2018. The Board also noted that the Fund outperformed the benchmark index for the three-year period ended December 31, 2018 but underperformed the benchmark index for the one-year period ended December 31,
2018.

On the basis of all the information provided on the unitary fee and performance of the Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for the Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to the
Fund under the Agreement.

The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Fund and noted the Advisor's statement that it believes its expenses will likely increase over the next twelve months as the Advisor continues to hire personnel and build infrastructure, including technology, to improve the services to the Fund. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the
Fund. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to the
Fund for the twelve months ended December 31, 2018 and the estimated profitability level for the Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's profitability level for the Fund was not unreasonable. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Fund. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                          OCTOBER 31, 2019 (UNAUDITED)

dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Fund. The Board concluded that the character and amount of potential fall-out benefits to the Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the
Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

                                  REMUNERATION

First Trust Advisors L.P. ("First Trust") is authorised and regulated by the
U.S. Securities and Exchange Commission and is entitled to market shares of certain funds it manages, including First Trust Enhanced Short Maturity ETF (the
"Fund"), in certain member states in the European Economic Area in accordance with the cooperation arrangements in Article 42 of the Alternative Investment
Fund Managers Directive (the "Directive"). First Trust is required under the
Directive to make disclosures in respect of remuneration. The following disclosures are made in line with First Trust's interpretation of currently available regulatory guidance on remuneration disclosures.

During the year ended December 31, 2018, the amount of remuneration paid (or to be paid) by First Trust Advisors L.P. in respect of the Fund is $5,053,397. This figure is comprised of $958,138 paid (or to be paid) in fixed compensation and
$4,095,259 paid (or to be paid) in variable compensation. There were a total of
18 beneficiaries of the remuneration described above. Those amounts include
$657,104 paid (or to be paid) to senior management of First Trust and $4,396,293 paid (or to be paid) to other employees whose professional activities have a material impact on the risk profiles of First Trust Advisors L.P. or the Fund
(collectively, "Code Staff").

Code Staff included in the aggregated figures disclosed above are rewarded in line with First Trust's remuneration policy (the "Remuneration Policy") which is determined and implemented by First Trust's senior management. The Remuneration
Policy reflects First Trust's ethos of good governance and encapsulates the following principal objectives:

      i.    to provide a clear link between remuneration and performance of
            First Trust and to avoid rewarding for failure;

      ii.   to promote sound and effective risk management consistent with the risk profiles of the funds managed by First Trust; and

      iii.  to remunerate staff in line with the business strategy, objectives, values and interests of First Trust and the funds managed by First
            Trust in a manner that avoids conflicts of interest.

First Trust assesses various risk factors which it is exposed to when considering and implementing remuneration for Code Staff and considers whether any potential award to such person(s) would give rise to a conflict of interest.
First Trust does not reward failure, or consider the taking of risk or failure to take risk in its remuneration of Code Staff.

First Trust assesses performance for the purposes of determining payments in respect of performance-related remuneration of Code Staff by reference to a broad range of measures including (i) individual performance (using financial and non-financial criteria), and (ii) the overall performance of First Trust.
Remuneration is not based upon the performance of the Fund.

The elements of remuneration are balanced between fixed and variable and the senior management sets fixed salaries at a level sufficient to ensure that variable remuneration incentivises and rewards strong individual performance but does not encourage excessive risk taking.

No individual is involved in setting his or her own remuneration.

                                                                         Page 47


--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                          OCTOBER 31, 2019 (UNAUDITED)

The following tables identify the Trustees and Officers of the Trust. Unless otherwise indicated, the address of all persons is 120 East Liberty Drive, Suite
400, Wheaton, IL 60187.

The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.


                                                                                                   NUMBER OF            OTHER
                                                                                                 PORTFOLIOS IN     TRUSTEESHIPS OR
                                                                                                THE FIRST TRUST     DIRECTORSHIPS
           NAME,              TERM OF OFFICE AND                                                 FUND COMPLEX      HELD BY TRUSTEE
     YEAR OF BIRTH AND        YEAR FIRST ELECTED             PRINCIPAL OCCUPATIONS                OVERSEEN BY        DURING PAST
   POSITION WITH THE FUND        OR APPOINTED                 DURING PAST 5 YEARS                   TRUSTEE            5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                             INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee   o Indefinite Term   Physician, Officer, Wheaton Orthopedics;           162         None
(1951)                                             Limited Partner, Gundersen Real Estate
                               o Since Inception   Limited Partnership (June 1992 to
                                                   December 2016); Member, Sportsmed LLC
                                                   (April 2007 to November 2015)

Thomas R. Kadlec, Trustee      o Indefinite Term   President, ADM Investors Services, Inc.            162         Director of ADM
(1957)                                             (Futures Commission Merchant)                                  Investor Services,
                               o Since Inception                                                                  Inc., ADM
                                                                                                                  Investor Services
                                                                                                                  International,
                                                                                                                  Futures Industry
                                                                                                                  Association, and
                                                                                                                  National Futures
                                                                                                                  Association

Robert F. Keith, Trustee       o Indefinite Term   President, Hibs Enterprises (Financial and         162         Director of Trust
(1956)                                             Management Consulting)                                         Company of
                               o Since Inception                                                                  Illinois

Niel B. Nielson, Trustee       o Indefinite Term   Senior Advisor (August 2018 to Present),           162         None
(1954)                                             Managing Director and Chief Operating
                               o Since Inception   Officer (January 2015 to August 2018),
                                                   Pelita Harapan Educational Foundation
                                                   (Educational Product  and  Services);
                                                   President and Chief Executive Officer
                                                   (June 2012 to September 2014), Servant
                                                   Interactive LLC (Educational Products
                                                   and Services); President and Chief
                                                   Executive Officer (June 2012 to September
                                                   2014), Dew Learning LLC (Educational
                                                   Products and Services)

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James A. Bowen(1), Trustee,    o Indefinite Term   Chief Executive Officer, First Trust               162         None
Chairman of the Board                              Advisors L.P. and First Trust Portfolios
(1955)                         o Since Inception   L.P.; Chairman of the Board of Directors,
                                                   BondWave LLC (Software Development
                                                   Company) and Stonebridge Advisors LLC
                                                   (Investment Advisor)


-----------------------------

(1)   Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P.,
      investment advisor of the Trust.


--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                          OCTOBER 31, 2019 (UNAUDITED)


     NAME AND             POSITION AND OFFICES         TERM OF OFFICE AND                     PRINCIPAL OCCUPATIONS
   YEAR OF BIRTH               WITH TRUST              LENGTH OF SERVICE                       DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS(2)
------------------------------------------------------------------------------------------------------------------------------------
James M. Dykas        President and Chief Executive   o Indefinite Term      Managing Director and Chief Financial Officer
(1966)                Officer                                                (January 2016 to Present), Controller (January 2011
                                                      o Since January 2016   to January 2016), Senior Vice President (April 2007
                                                                             to January 2016), First Trust Advisors L.P. and First
                                                                             Trust Portfolios L.P.; Chief Financial Officer
                                                                             (January 2016 to Present), BondWave LLC
                                                                             (Software Development Company) and Stonebridge
                                                                             Advisors LLC (Investment Advisor)

Donald P. Swade       Treasurer, Chief Financial      o Indefinite Term      Senior Vice President (July 2016 to Present), Vice
(1972)                Officer and Chief                                      President (April 2012 to July 2016), First Trust
                      Accounting Officer              o Since January 2016   Advisors L.P. and First Trust Portfolios L.P.

W. Scott Jardine      Secretary and Chief             o Indefinite Term      General Counsel, First Trust Advisors L.P. and First
(1960)                Legal Officer                                          Trust Portfolios L.P.; Secretary and General
                                                      o Since Inception      Counsel, BondWave LLC; Secretary, Stonebridge
                                                                             Advisors LLC

Daniel J. Lindquist   Vice President                  o Indefinite Term      Managing Director, First Trust Advisors L.P. and
(1970)                                                                       First Trust Portfolios L.P.
                                                      o Since Inception

Kristi A. Maher       Chief Compliance Officer        o Indefinite Term      Deputy General Counsel, First Trust Advisors L.P.
(1966)                and Assistant Secretary                                and First Trust Portfolios L.P.
                                                      o Since Inception

Roger F. Testin       Vice President                  o Indefinite Term      Senior Vice President, First Trust Advisors L.P.
(1966)                                                                       and First Trust Portfolios L.P.
                                                      o Since Inception

Stan Ueland           Vice President                  o Indefinite Term      Senior Vice President, First Trust Advisors L.P.
(1970)                                                                       and First Trust Portfolios L.P.
                                                      o Since Inception


-----------------------------

(2)   The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

                                                                         Page 49


--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                          OCTOBER 31, 2019 (UNAUDITED)

                                 PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

      o     Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews,
            applications, agreements or other forms;

      o     Information about your transactions with us, our affiliates or others;

      o     Information we receive from your inquiries by mail, e-mail or telephone; and

      o     Information we collect on our website through the use of "cookies".
            For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o     In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o     We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.

USE OF WEBSITE ANALYTICS

We currently use third party analytics tools, Google Analytics and AddThis, to gather information for purposes of improving First Trust's website and marketing our products and services to you. These tools employ cookies, which are small pieces of text stored in a file by your web browser and sent to websites that you visit, to collect information, track website usage and viewing trends such as the number of hits, pages visited, videos and PDFs viewed and the length of user sessions in order to evaluate website performance and enhance navigation of the website. We may also collect other anonymous information, which is generally limited to technical and web navigation information such as the IP address of your device, internet browser type and operating system for purposes of analyzing the data to make First Trust's website better and more useful to our users. The information collected does not include any personal identifiable information such as your name, address, phone number or email address unless you provide that information through the website for us to contact you in order to answer your questions or respond to your requests. To find out how to opt-out of these services click on: Google Analytics and AddThis.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually.
We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at
1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust
Advisors).

March 2019


                      This page intentionally left blank.


                      This page intentionally left blank.


FIRST TRUST

First Trust Exchange-Traded Fund IV

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund IV

--------------------------------------------------------------------------------

First Trust Strategic Income
ETF (FDIV)

Annual Report
For the Year Ended
October 31, 2019


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                                 ANNUAL REPORT
                                OCTOBER 31, 2019

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and/or First Trust Global Portfolios Ltd. ("FTGP");
Energy Income Partners, LLC ("EIP"); Stonebridge Advisors LLC ("Stonebridge");
and/or Richard Bernstein Advisors LLC ("RBA") (each, a "Sub-Advisor" and together, the "Sub-Advisors") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact.
For example, forward-looking statements include the use of words such as
"anticipate," "estimate," "intend," "expect," "believe," "plan," "may,"
"should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (First Trust Strategic Income ETF; hereinafter referred to as the
"Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisors and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The
Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional
Information section of this report for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary from the portfolio management team of the
Fund, you may obtain an understanding of how the market environment affected the
Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor and/or Sub-Advisors are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                OCTOBER 31, 2019

Dear Shareholders:

First Trust is pleased to provide you with the annual report for the First Trust
Strategic Income ETF (the "Fund"), which contains detailed information about the
Fund for the twelve months ended October 31, 2019, including a market overview and a performance analysis. We encourage you to read this report carefully and discuss it with your financial advisor.

One of our responsibilities as asset managers is to be good listeners. Perhaps the most effective way in which we do this continually is by paying close attention to mutual fund and exchange-traded fund (ETF) money flows. After all, investors vote with their dollars, and money flows provide valuable feedback with respect to their biases. Over the past 12 months, we have learned that investors, in general, have grown more risk-averse. For the 12-month period ended October 31, 2019, investors funneled an estimated net $359.56 billion into bond mutual funds and ETFs, while liquidating an estimated net $56.86 billion from equity mutual funds and ETFs, according to data from Morningstar. Over the same period, money market funds took in an estimated net $583.27 billion. Those figures were more balanced for the full-year 2018. Those estimated net flows were as follows: $94.42 billion (equity mutual funds & ETFs); $137.60 billion
(bond mutual funds & ETFs); and $161.60 billion (money market funds).

In addition to monitoring fund flows, we watch the performance of all the asset classes. Market returns can either help validate or invalidate our interpretation of money flows. As we noted above, we believe that investors have tempered their appetite for risk, and the returns on the major sectors that comprise the S&P 500(R) Index back it up. For the 12-month period ended October
31, 2019, as measured by total return, the top performers were Real Estate and
Utilities, up 26.72% and 23.71%, respectively, according to Bloomberg. The S&P
500(R) Index posted a total return of 14.33% for the period. These two sectors are defensive in nature. They also tend to distribute cash dividends that are often well above those sectors that are more cyclical in nature. The higher dividend distributions likely drew the attention of fixed-income investors dissatisfied with the current low-yield climate in the bond market, in our opinion.

The absence of a new trade deal between the U.S. and China has been a bit of a wet blanket on the global economy. Global growth projections have been trimmed over time by such organizations as the International Monetary Fund. The tariffs have been in play for 19 months and counting as of October 2019. While the lack of any significant progress in the negotiations between the U.S. and China is a concern, we believe a remedy will be found. Remember, as uncertain as things may appear in the current climate, investors with diversified investment portfolios were most likely rewarded over the past 12 months. Stay the course and stay engaged!

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

The primary investment objective of First Trust Strategic Income ETF (the
"Fund") is to seek risk-adjusted income. The Fund's secondary investment objective is capital appreciation. The Fund is a multi-manager, multi-strategy actively managed exchange-traded fund. First Trust Advisors L.P. ("First Trust"
or the "Advisor") serves as the Fund's investment advisor. The Advisor's
Investment Committee determines the Fund's strategic allocation among various general investment categories and allocates the Fund's assets to portfolio management teams comprised of personnel of the Advisor and/or a sub-advisor
(each, a "Management Team"), which employ their respective investment strategies. Shares of the Fund are listed on The Nasdaq Stock Market LLC under the ticker symbol "FDIV."

The Fund's investment categories are: (i) high yield corporate bonds, commonly referred to as "junk" bonds, and first lien senior secured floating rate bank loans; (ii) mortgage-related investments; (iii) preferred securities; (iv)
international sovereign bonds, including securities issued by emerging markets countries; (v) equity securities of Energy Infrastructure Companies(1), certain of which are master limited partnerships ("MLPs"); and (vi) dividend paying U.S.
exchange-traded equity securities and depositary receipts. The Management Teams may utilize a related option overlay strategy and/or derivative instruments in implementing their respective investment strategies for the Fund. Additionally, the Management Teams may seek to gain exposure to the Fund's investment categories directly or through investments in exchange-traded funds. The Advisor expects that the Fund may at times invest significantly in other exchange-traded funds, including but not limited to, other exchange-traded funds that are advised by the Advisor; accordingly, the Fund may operate principally as a "fund of funds," but will not necessarily operate as such at all times. The Fund seeks to achieve its objectives by having each Management Team focus on those instruments within its respective investment category. The Fund may add or remove investment categories or Management Teams at the discretion of the
Advisor.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                     AVERAGE ANNUAL                          CUMULATIVE
                                                                      TOTAL RETURNS                        TOTAL RETURNS
                                            1 Year Ended   5 Years Ended   Inception (8/13/14)   5 Years Ended   Inception (8/13/14)
                                              10/31/19       10/31/19          to 10/31/19         10/31/19          to 10/31/19
FUND PERFORMANCE
NAV                                            10.60%          4.20%              4.37%             22.83%             25.00%
Market Price                                   10.65%          4.25%              4.39%             23.11%             25.12%

INDEX PERFORMANCE
Blended Index(2)                                7.97%          3.41%              3.52%             18.26%             19.78%
Bloomberg Barclays U.S. Aggregate
   Bond Index                                  11.51%          3.24%              3.26%             17.27%             18.21%
Russell 3000(R) Index                          13.49%         10.31%             10.64%             63.37%             69.44%
------------------------------------------------------------------------------------------------------------------------------------


Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the period indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the
Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.

-----------------------------

(1)   Energy Infrastructure Companies are publicly-traded MLPs or limited liability companies that are taxed as partnerships; entities that control
      MLPs, entities that own general partner interests in an MLP, or MLP affiliates (such as I-shares or I-units); U.S. and Canadian energy yield corporations ("yieldcos"); pipeline companies; utilities; and other companies that are involved in operating or providing services in support of infrastructure assets such as pipeline, power transmission, terminalling and petroleum and natural gas storage in the petroleum, natural gas and power generation industries.

(2)   The Blended Index is equally weighted to include these six indices: the
      Alerian MLP Index, Dow Jones U.S. Select Dividend Index, ICE BofAML Fixed
      Rate Preferred Securities Index, ICE BofAML U.S. High Yield Index,
      Bloomberg Barclays EM USD Aggregate Index and Bloomberg Barclays U.S. MBS
      Index. An index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the index performance shown.
      Indices are unmanaged and an investor cannot invest directly in an index.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

-----------------------------------------------------------
                                             % OF TOTAL
ASSET CLASSIFICATION                         INVESTMENTS
-----------------------------------------------------------
Exchange-Traded Funds                           58.42%
Common Stocks                                   22.52
Master Limited Partnerships                      8.05
U.S. Government Agency Mortgage-
   Backed Securities                             6.89
Real Estate Investment Trusts                    4.06
Asset-Backed Securities                          0.03
Mortgage-Backed Securities                       0.03
                                               -------
     Total                                     100.00%
                                               =======

-----------------------------------------------------------
                                             % OF TOTAL
TOP TEN HOLDINGS                             INVESTMENTS
-----------------------------------------------------------
First Trust Tactical High Yield ETF             17.68%
First Trust Preferred Securities and
   Income ETF                                    9.58
First Trust Emerging Markets Local
   Currency Bond ETF                             9.24
iShares MBS ETF                                  7.29
iShares J.P. Morgan USD Emerging
   Markets Bond ETF                              6.07
First Trust Low Duration Opportunities ETF       3.59
First Trust Institutional Preferred Securities
   and Income ETF                                3.21
Enterprise Products Partners, L.P.               1.73
Magellan Midstream Partners, L.P.                1.07
TC Energy Corp.                                  1.03
                                               -------
     Total                                      60.49%
                                               =======


                                PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                     AUGUST 13, 2014 - OCTOBER 31, 2019

            First Trust Strategic      Blended      Bloomberg Barclays U.S.      Russell 3000(R)
                 Income ETF            Index         Aggregate Bond Index             Index
8/13/14            $10,000             $10,002              $10,003                  $10,000
10/31/14            10,177              10,129               10,080                   10,371
4/30/15             10,330              10,191               10,288                   10,863
10/31/15             9,989               9,735               10,280                   10,837
4/30/16             10,436              10,006               10,571                   10,844
10/31/16            10,856              10,446               10,731                   11,297
4/30/17             11,275              10,981               10,659                   12,859
10/31/17            11,442              11,058               10,827                   14,006
4/30/18             11,340              11,029               10,625                   14,537
10/31/18            11,303              11,093               10,605                   14,929
4/30/19             12,100              11,766               11,187                   16,379
10/31/19            12,502              11,977               11,826                   16,942


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH OCTOBER 31, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period November 1, 2014 through
October 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


                          NUMBER OF DAYS BID/ASK MIDPOINT               NUMBER OF DAYS BID/ASK MIDPOINT
                                    AT/ABOVE NAV                                   BELOW NAV
                      ----------------------------------------      ----------------------------------------
                      0.00%-     0.50%-     1.00%-                  0.00%-     0.50%-     1.00%-
FOR THE PERIOD        0.49%      0.99%      1.99%      >=2.00%      0.49%      0.99%      1.99%      >=2.00%
11/1/14 - 10/31/15      36          6          6          2          152         33          9          7
11/1/15 - 10/31/16      69         16          7          3          125         27          3          2
11/1/16 - 10/31/17     142         14          0          0           95          1          0          0
11/1/17 - 10/31/18      91          0          1          2          156          1          1          0
11/1/18 - 10/31/19     123          0          0          0          128          0          0          0


                                                                          Page 3


--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                                 ANNUAL REPORT
                          OCTOBER 31, 2019 (UNAUDITED)

                               INVESTMENT ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to the First Trust Strategic Income ETF ("FDIV" or the "Fund"). The
following serve as investment sub-advisors (each, a "Sub-Advisor") to the Fund:
First Trust Global Portfolios Ltd. ("FTGP"); Energy Income Partners, LLC
("EIP"); Stonebridge Advisors LLC ("Stonebridge"); and Richard Bernstein
Advisors LLC ("RBA"). The Advisor's Investment Committee determines the Fund's strategic allocation among various general investment categories and allocates the Fund's assets to portfolio management teams comprised of personnel of the
Advisor and/or a Sub-Advisor, which employ their respective investment strategies.

                         ADVISOR'S INVESTMENT COMMITTEE

ADVISOR'S INVESTMENT COMMITTEE

The Advisor's Investment Committee, which determines the Fund's strategic allocation among various general investment categories and allocates the Fund's assets, consists of:

o     DANIEL J. LINDQUIST, CHAIRMAN OF THE INVESTMENT COMMITTEE AND MANAGING
      DIRECTOR OF FIRST TRUST;

o     DAVID G. MCGAREL, CHIEF INVESTMENT OFFICER, CHIEF OPERATING OFFICER AND
      MANAGING DIRECTOR OF FIRST TRUST;

o     JON C. ERICKSON, SENIOR VICE PRESIDENT OF FIRST TRUST;

o     ROGER F. TESTIN, SENIOR VICE PRESIDENT OF FIRST TRUST;

o     TODD LARSON, CFA, SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER OF FIRST
      TRUST;

o     JOHN GAMBLA; CFA, FRM, PRM, SENIOR PORTFOLIO MANAGER OF FIRST TRUST;

o     ROB A. GUTTSCHOW, CFA, SENIOR PORTFOLIO MANAGER OF FIRST TRUST; AND

o     CHRIS A. PETERSON, CFA, SENIOR VICE PRESIDENT OF FIRST TRUST.

ADVISOR PORTFOLIO MANAGERS

o     WILLIAM HOUSEY, CFA, SENIOR VICE PRESIDENT AND SENIOR PORTFOLIO MANAGER OF
      FIRST TRUST, LEVERAGED FINANCE TEAM;

o     SCOTT D. FRIES, CFA, SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER OF FIRST
      TRUST, LEVERAGED FINANCE TEAM;

o     JEREMIAH CHARLES, SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER OF FIRST
      TRUST, SECURITIZED PRODUCTS GROUP; AND

o     JAMES SNYDER, SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER OF FIRST TRUST,
      SECURITIZED PRODUCTS GROUP.

SUB-ADVISOR PORTFOLIO MANAGERS

o     JAMES J. MURCHIE, FOUNDER, CHIEF EXECUTIVE OFFICER, CO-PORTFOLIO MANAGER
      AND PRINCIPAL OF EIP.

o     EVA PAO, PORTFOLIO MANAGER AND PRINCIPAL OF EIP.

o     JOHN K. TYSSELAND, PORTFOLIO MANAGER AND PRINCIPAL OF EIP.

o     DEREK FULTON, DIRECTOR AND CHIEF EXECUTIVE OFFICER OF FTGP.

o     LEONARDO DACOSTA, DIRECTOR AND PORTFOLIO MANAGER OF FTGP.

o     ANTHONY BEEVERS, PORTFOLIO MANAGER OF FTGP.

o     RICHARD BERNSTEIN, CHIEF EXECUTIVE OFFICER AND CHIEF INVESTMENT OFFICER OF
      RBA.

o     HENRY TIMMONS, CFA, DIRECTOR OF ETFS OF RBA.

o     MATTHEW GRISWOLD, CFA, DIRECTOR OF INVESTMENTS OF RBA.

o     SCOTT T. FLEMING, PRESIDENT AND CHIEF EXECUTIVE OFFICER OF STONEBRIDGE.

o     ROBERT WOLF, SENIOR VICE PRESIDENT AND CHIEF INVESTMENT OFFICER OF
      STONEBRIDGE.

                                   COMMENTARY

FIRST TRUST STRATEGIC INCOME ETF

The Fund is an actively managed exchange-traded fund. The primary investment objective of the Fund is to seek risk-adjusted income. The Fund's secondary investment objective is capital appreciation. There is no assurance that the
Fund's investment objectives will be achieved. The Fund may not be appropriate for all investors.

MARKET RECAP

One year ago we commented that real gross domestic product ("GDP") growth in the
U.S. was ascending. It reached as high as 3.5% annualized in the second quarter of 2018, according to the Bureau of Economic Analysis ("BEA"). Fast forward to today's climate and we find that growth has been notably tempered. In fact, economic growth has descended over the past 12 months. Real U.S. GDP growth


--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                                 ANNUAL REPORT
                          OCTOBER 31, 2019 (UNAUDITED)

stood at just 1.9% on an annualized basis in the third quarter of 2019, matching the 1.9% average real GDP growth rate posted by the Obama Administration over its two terms, according to data from the BEA. We believe that most of the recent economic headwinds have largely been a byproduct of tariffs. The Trump
Administration launched its first round of tariffs on imported steel and aluminum on March 8, 2018. The trade tariffs were employed as a tactic to garner more leverage over the U.S.'s top trading partners in any future trade negotiations. President Donald J. Trump promised voters he would secure more favorable trade agreements if elected. One of the reasons given as to why
President Trump launched the tariffs in March 2018 was because he wanted to do it from a position of strength. He wanted that economic tailwind behind him.
While history will likely be the judge of the efficacy of the timing of said tariffs, it would have been interesting to see how much stronger the U.S.
economy might have become had he waited at least a few more quarters to allow the tax cuts to work unabated.

An economic growth rate of roughly 2.0% may be modest by historical standards, but it should suit income-oriented investors just fine, in our opinion. One of the things that has been absent in the current U.S. economic expansion is inflationary pressure. That is amazing, in our view, considering the recovery is in its 11th year. The trailing 12-month U.S. Consumer Price Index - Headline
Rate stood at 1.8% in October 2019, down from 2.5% a year earlier, according to the Bureau of Labor Statistics. The Federal Reserve (the "Fed") has let it be
known that its desired target rate for inflation is around the 2.0% level. The combination of the escalation of the use of trade tariffs by the Trump
Administration, the lack of any major inflationary pressure and the low-to-negative government bond yields in Europe and Japan provided the necessary cover for the Fed to cut rates three times for a total of 75 basis points ("bps") from July 2019 through October 2019. Prior to these rate reductions, the Fed had increased its federal funds target rate (upper bound)
nine times for a total of 225 bps, from December 2015 through December 2018, according to its own data. Providing the U.S. staves off a recession for the foreseeable future, a low interest rate, low inflationary climate is a potential win-win proposition for income-oriented investors, in our opinion.

In addition to curbing economic growth here in the U.S. and abroad, the trade conflict between the U.S. and China has boosted the value of the U.S. dollar, in our opinion. Historically, the U.S. dollar has been a safe haven destination for foreign capital during periods of global instability. The U.S. Dollar Index
("DXY"), which indicates the general international value of the dollar relative to a basket of major world currencies, stood at a reading of 90.18 on March 8,
2018, the day President Trump signed-off on the first round of tariffs. That reading was in line with the index's 20- and 30-year averages of 90.70 and
90.96, respectively, as of October 31, 2019, according to Bloomberg. The index, however, closed trading on October 31, 2019, at a reading of 97.35, up 7.95%
from its closing value on March 8, 2018. One of the asset classes that has been negatively impacted by the strengthened U.S. Dollar is commodities, since they tend to be priced in dollars. The price of crude oil (WTI), in particular, fell from $60.12 per barrel on March 8, 2018, to $54.18 on October 31, 2019, or a decline of 9.88%, according to data from Bloomberg. The price of crude oil was down a bit more than the 7.95% rally in the DXY due in part to increased oil production from the U.S. shale regions and slightly softer demand stemming from the pullback in global economic growth, in our opinion. A new or partial trade deal with China would likely ease some of the pressure on prices moving forward.

PERFORMANCE ANALYSIS/FUND

The Fund generated a net asset value ("NAV") return of 10.60% for the 12-month period ended October 31, 2019. During the same period, the Blended Index generated a return of 7.97%. The Blended Index is equally weighted to include these six indices: the Alerian MLP Index, Dow Jones U.S. Select Dividend Index,
ICE BofAML Fixed Rate Preferred Securities Index, ICE BofAML U.S. High Yield
Index, Bloomberg Barclays EM USD Aggregate Index and Bloomberg Barclays U.S. MBS
Index.

The Fund invests in six investment categories which are: high-yield corporate bonds and first lien senior secured floating-rate bank loans, mortgage-related investments, preferred securities, international sovereign bonds, equity securities of Energy Infrastructure Companies, and dividend-paying U.S.
exchange-traded equity securities and depositary receipts. The Fund may seek exposure to these investment categories directly or through investment in exchange-traded funds. The weight assigned to each investment category is determined on a periodic basis. As of October 31, 2019, the highest-weighted investment category was the dividend-paying U.S. exchange-traded equity securities and the lowest-weighted investment category was preferred securities.
All of the investment categories had positive performance for the one-year period.

The performance for the high-yield corporate bonds and floating-rate bank loans, while positive, were the largest relative detractor on the overall performance of the Fund. The floating-rate bank loan and high-yield corporate bond asset classes experienced strong returns in 2019 but did not rally as much as other asset classes. Specifically detracting from the bank loan and high-yield bond

                                                                          Page 5


--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                                 ANNUAL REPORT
                          OCTOBER 31, 2019 (UNAUDITED)

performance within the Fund was the overweight position and asset selection within the healthcare industry and the Fund's selection within the automotive industry. Mitigating these headwinds were the Fund's underweight position and asset selection within the energy industry as this was one of the worst performing industries in the broader market and the Fund's overweight position within the insurance industry as this was one of the strongest performing industries within the broader market.

Mortgage-related investments posted positive returns but underperformed the overall Fund performance during the period. Going forward, we expect wider mortgage spreads will improve outcomes for mortgage investments. In addition, we expect the yield curve to mildly steepen, and therefore, are focused on increased investments in the intermediate segments of the yield curve.

The performance of preferred securities had a positive impact on the overall performance of the Fund. It was a strong period for the preferred and hybrid securities market with all parts of the market experiencing positive performance as interest rates trended lower and central banks established a more dovish stance. Security selection and an overweight to variable rate preferred securities and contingent convertible capital securities ("CoCos") were the largest contributors to positive performance within the Fund's preferred allocation. Investments in newly issued preferred and hybrid securities also added to performance.

The performance of international sovereign bonds had a positive impact on the overall performance of the Fund. Across emerging market fixed income, both U.S.
dollar denominated debt and local currency denominated debt performed well over the year. The headline noise regarding US-China trade and the weakness in global manufacturing added to volatility, but we continue to see stable and improving underlying fundamentals across many emerging market economies. The International sovereign bonds sleeve maintained a bias towards local currency denominated debt over the period, primarily based on more attractive valuations. This positioning continues to be the case moving forward.

The performance of the equity securities of Energy Infrastructure Companies performed in-line with the overall performance of the Fund. Positive contributions from the regulated utilities and pipeline corporations in the portfolio more than offset negative sentiment across the entire energy sector that weighed on some of the master limited partnerships ("MLPs") in the portfolio.

The dividend-paying U.S. exchange-traded equity securities had the largest positive impact on the overall Fund performance. In terms of sectors, performance was primarily helped by securities in the real estate, financials and consumer discretionary sectors, while it was hurt most significantly by the communication services sector. In terms of industries, positive contributions were mainly driven by exposure to the following: equity real estate invest trusts ("REITs"), banks, electric utilities, electrical equipment and IT services. Industry detractors included exposure to specialty retail and tobacco.
A breakdown of category performance by market-cap reveals that all segments contributed positively, led by large-cap and mid-cap securities which had the largest allocations and performed most positively.

MARKET/FUND OUTLOOK

As we previously noted, the current climate is encouraging for income-oriented investments. We believe the following barometers of Corporate America reflect strength:

Corporate Earnings/Revenue Growth: Bloomberg's consensus earnings growth rate estimates for 2020 and 2021 for the S&P 500(R) Index were 9.26% and 10.36%, respectively, as of November 1, 2019. We believe that corporate earnings determine the direction of stock prices over time. From 1926-2018, the S&P
500(R) Index posted an average annual total return of 9.99%, according to
Morningstar/Ibbotson Associates. The 2020 and 2021 consensus revenue (sales)
growth rate estimates were 4.80% and 4.62%, respectively, as of November 1,
2019, according to Bloomberg. While the earnings and revenue growth rates currently projected for 2020 and 2021 are not overly robust, we do not believe they portend a recession is in the offing.

Default Rates: Defaults are expected to trend higher over the next 12 months, but we believe the default rate should remain below its historical average.
Moody's reported that its global speculative-grade default rate stood at 2.6% in
October, according to its own release. It sees the rate rising to 3.6% in
October 2020. Moody's puts the historical average default rate at 4.1% since
1983. Year-to-date, a total of 72 Moody's-rated issuers defaulted, up from 65 at this point a year ago. The U.S. speculative-grade default rate stood at 3.6% in
October. It sees the rate rising to 3.7% in October 2020. The default rate on senior loans stood at 1.64% in October, according to S&P Global Market
Intelligence.

Stock Dividends: Cash dividends are a sign of strength, in our view, and they continue to rise. S&P Dow Jones Indices announced that total dividend distributions for U.S. common stocks increased by a net (increases less decreases) $14.6 billion in the third quarter of 2019, according to its own release. For the 12-month period ended September 30, 2019, net dividend increases totaled $42.2 billion.


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

UNDERSTANDING YOUR FUND EXPENSES
OCTOBER 31, 2019 (UNAUDITED)

As a shareholder of First Trust Strategic Income ETF (the "Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2019.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------------------------------
                                                                                            ANNUALIZED
                                                                                          EXPENSE RATIO      EXPENSES PAID
                                                     BEGINNING            ENDING           BASED ON THE        DURING THE
                                                   ACCOUNT VALUE      ACCOUNT VALUE         SIX-MONTH          SIX-MONTH
                                                    MAY 1, 2019      OCTOBER 31, 2019     PERIOD (a) (b)     PERIOD (b) (c)
---------------------------------------------------------------------------------------------------------------------------
FIRST TRUST STRATEGIC INCOME ETF (FDIV)
Actual                                               $1,000.00          $1,033.20             0.48%              $2.46
Hypothetical (5% return before expenses)             $1,000.00          $1,022.79             0.48%              $2.45


(a)   These expense ratios reflect expense waivers. See Note 3 in the Notes to
      Financial Statements.

(b)   Annualized expense ratio and expenses paid during the six-month period do not include fees and expenses of the underlying funds in which the Fund invests.

(c)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (May 1, 2019 through October 31, 2019), multiplied by 184/365 (to reflect the six-month period).

                                                                          Page 7


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2019


     SHARES                                                DESCRIPTION                                                VALUE
----------------  ---------------------------------------------------------------------------------------------  ---------------
EXCHANGE-TRADED FUNDS -- 57.5%

                  CAPITAL MARKETS -- 57.5%
         215,834  First Trust Emerging Markets Local Currency Bond ETF (a).....................................  $     8,279,392
         144,347  First Trust Institutional Preferred Securities and Income ETF (a)............................        2,875,710
          11,606  First Trust Long Duration Opportunities ETF (a)..............................................          322,299
          62,110  First Trust Low Duration Opportunities ETF (a)...............................................        3,217,919
         431,855  First Trust Preferred Securities and Income ETF (a)..........................................        8,585,277
         330,111  First Trust Tactical High Yield ETF (a)......................................................       15,842,027
           3,531  iShares 20+ Year Treasury Bond ETF...........................................................          498,718
           2,000  iShares 3-7 Year Treasury Bond ETF...........................................................          253,940
           4,500  iShares 7-10 Year Treasury Bond ETF..........................................................          506,295
          47,900  iShares J.P. Morgan USD Emerging Markets Bond ETF............................................        5,441,440
          60,315  iShares MBS ETF..............................................................................        6,537,543
                                                                                                                 ---------------
                  TOTAL EXCHANGE-TRADED FUNDS..................................................................       52,360,560
                  (Cost $51,563,015)                                                                             ---------------

COMMON STOCKS -- 22.2%

                  BANKS -- 4.0%
           8,988  Associated Banc-Corp.........................................................................          180,749
          10,440  Cathay General Bancorp.......................................................................          371,351
          14,772  First Financial Bancorp......................................................................          346,256
          11,009  Great Western Bancorp, Inc...................................................................          383,884
          10,275  Hanmi Financial Corp.........................................................................          197,794
          24,679  Hope Bancorp, Inc............................................................................          352,169
          10,073  PacWest Bancorp..............................................................................          372,600
          23,271  People's United Financial, Inc...............................................................          376,292
          22,876  Regions Financial Corp.......................................................................          368,303
          22,071  Umpqua Holdings Corp.........................................................................          349,163
           9,605  United Bankshares, Inc.......................................................................          379,782
                                                                                                                 ---------------
                                                                                                                       3,678,343
                                                                                                                 ---------------

                  CAPITAL MARKETS -- 0.8%
           6,806  Northern Trust Corp..........................................................................          678,422
                                                                                                                 ---------------

                  CONTAINERS & PACKAGING -- 0.8%
          12,490  Sonoco Products Co...........................................................................          720,673
                                                                                                                 ---------------

                  DISTRIBUTORS -- 0.8%
           7,304  Genuine Parts Co.............................................................................          749,244
                                                                                                                 ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.3%
           7,264  China Telecom Corp., Ltd., ADR...............................................................          307,921
                                                                                                                 ---------------

                  ELECTRIC UTILITIES -- 4.2%
           1,258  Alliant Energy Corp..........................................................................           67,102
           1,446  American Electric Power Co., Inc.............................................................          136,488
           1,536  Emera, Inc. (CAD)............................................................................           63,593
          10,878  Evergy, Inc..................................................................................          695,213
           1,590  Eversource Energy............................................................................          133,147
           6,085  Exelon Corp..................................................................................          276,807
           4,792  Fortis, Inc. (CAD)...........................................................................          199,087
          15,814  Hawaiian Electric Industries, Inc............................................................          714,002
           1,903  NextEra Energy, Inc..........................................................................          453,561
           7,459  Pinnacle West Capital Corp...................................................................          702,041


Page 8                  See Notes to Financial Statements


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


     SHARES                                                DESCRIPTION                                                VALUE
----------------  ---------------------------------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  ELECTRIC UTILITIES (CONTINUED)
           6,456  PPL Corp.....................................................................................  $       216,211
           3,136  Xcel Energy, Inc.............................................................................          199,167
                                                                                                                 ---------------
                                                                                                                       3,856,419
                                                                                                                 ---------------

                  ELECTRICAL EQUIPMENT -- 0.8%
          10,846  Emerson Electric Co..........................................................................          760,847
                                                                                                                 ---------------

                  FOOD & STAPLES RETAILING -- 0.8%
          13,159  Walgreens Boots Alliance, Inc................................................................          720,850
                                                                                                                 ---------------

                  GAS UTILITIES -- 0.2%
             599  Atmos Energy Corp............................................................................           67,375
           1,506  New Jersey Resources Corp....................................................................           65,662
                                                                                                                 ---------------
                                                                                                                         133,037
                                                                                                                 ---------------

                  HOTELS, RESTAURANTS & LEISURE -- 0.8%
          16,618  Carnival Corp................................................................................          712,746
                                                                                                                 ---------------

                  IT SERVICES -- 0.8%
           8,808  Paychex, Inc.................................................................................          736,701
                                                                                                                 ---------------

                  MULTI-UTILITIES -- 1.5%
           1,843  ATCO Ltd., Class I (CAD).....................................................................           64,787
           9,667  NorthWestern Corp............................................................................          701,051
           6,581  Public Service Enterprise Group, Inc.........................................................          416,643
             462  Sempra Energy................................................................................           66,764
             714  WEC Energy Group, Inc........................................................................           67,401
                                                                                                                 ---------------
                                                                                                                       1,316,646
                                                                                                                 ---------------

                  OIL, GAS & CONSUMABLE FUELS -- 3.4%
          11,608  Enbridge, Inc................................................................................          422,647
          14,272  Equitrans Midstream Corp.....................................................................          198,666
          33,037  Kinder Morgan, Inc...........................................................................          660,079
           3,715  ONEOK, Inc...................................................................................          259,419
          18,350  TC Energy Corp...............................................................................          923,556
          27,481  Williams (The) Cos., Inc.....................................................................          613,101
                                                                                                                 ---------------
                                                                                                                       3,077,468
                                                                                                                 ---------------

                  PHARMACEUTICALS -- 0.8%
          15,703  Sanofi, ADR..................................................................................          723,594
                                                                                                                 ---------------

                  THRIFTS & MORTGAGE FINANCE -- 1.4%
          21,995  OceanFirst Financial Corp....................................................................          526,340
          18,490  Provident Financial Services, Inc............................................................          461,326
          30,692  TrustCo Bank Corp. NY........................................................................          265,179
                                                                                                                 ---------------
                                                                                                                       1,252,845
                                                                                                                 ---------------

                  TRADING COMPANIES & DISTRIBUTORS -- 0.8%
           4,309  Watsco, Inc..................................................................................          759,677
                                                                                                                 ---------------
                  TOTAL COMMON STOCKS..........................................................................       20,185,433
                  (Cost $19,356,454)                                                                             ---------------


                        See Notes to Financial Statements                 Page 9


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


     UNITS                                                 DESCRIPTION                                                VALUE
----------------  ---------------------------------------------------------------------------------------------  ---------------
MASTER LIMITED PARTNERSHIPS -- 7.9%

                  CHEMICALS -- 0.3%
          11,460  Westlake Chemical Partners, L.P..............................................................  $       262,893
                                                                                                                 ---------------

                  INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS -- 0.6%
          10,274  NextEra Energy Partners, L.P. (b)............................................................          541,440
                                                                                                                 ---------------

                  OIL, GAS & CONSUMABLE FUELS -- 7.0%
           8,625  Alliance Resource Partners, L.P..............................................................           98,325
           9,352  BP Midstream Partners, L.P...................................................................          137,942
          53,888  Energy Transfer, L.P.........................................................................          678,450
          59,647  Enterprise Products Partners, L.P............................................................        1,552,611
          18,921  Holly Energy Partners, L.P...................................................................          432,345
          15,430  Magellan Midstream Partners, L.P.............................................................          961,598
           7,301  MPLX, L.P....................................................................................          192,527
          12,441  Phillips 66 Partners, L.P....................................................................          695,327
          29,541  Plains All American Pipeline, L.P............................................................          535,578
          16,803  Shell Midstream Partners, L.P................................................................          344,798
          19,732  TC PipeLines, L.P............................................................................          781,782
                                                                                                                 ---------------
                                                                                                                       6,411,283
                                                                                                                 ---------------
                  TOTAL MASTER LIMITED PARTNERSHIPS............................................................        7,215,616
                  (Cost $6,901,430)                                                                              ---------------



   PRINCIPAL                                                                          STATED         STATED
     VALUE                                  DESCRIPTION                               COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 6.8%

                  COLLATERALIZED MORTGAGE OBLIGATIONS -- 4.0%
                  Federal Home Loan Mortgage Corporation
$         10,492     Series 1998-192, Class IO, IO, STRIPS........................     6.50%        02/01/28               1,578
         102,478     Series 2003-2564, Class PK...................................     4.00%        06/15/32             113,528
          93,000     Series 2003-2669, Class LL...................................     5.50%        08/15/33             104,106
           1,550     Series 2004-2776, Class QP...................................     4.00%        01/15/34               1,553
          98,201     Series 2006-3114, Class GI, IO,
                        1 Mo. LIBOR (x) -1 + 6.60% (c)............................     4.68%        02/15/36              17,258
           6,939     Series 2006-3200, Class PO, PO...............................      (d)         08/15/36               6,344
           9,769     Series 2007-3373, Class TO, PO...............................      (d)         04/15/37               8,751
          89,468     Series 2007-3382, Class CE...................................     6.00%        11/15/37             101,220
          81,483     Series 2009-3589, Class ZW...................................     4.50%        10/15/39              93,528
         232,000     Series 2010-3626, Class ME...................................     5.00%        01/15/40             264,040
          76,500     Series 2011-3817, Class MA...................................     4.50%        10/15/37              78,114
          11,288     Series 2011-3917, Class AI, IO...............................     4.50%        07/15/26                 719
          87,947     Series 2012-4101, Class QN...................................     3.50%        09/15/42              92,097
       1,376,490     Series 2016-4619, Class IB, IO...............................     4.00%        12/15/47              81,449
                  Federal National Mortgage Association
           3,274     Series 1992-205, Class Z.....................................     7.00%        11/25/22               3,444
          17,870     Series 1993-176, Class E, PO.................................      (d)         08/25/23              17,333
          15,483     Series 1993-247, Class 2, IO, STRIPS.........................     7.50%        10/25/23               1,487
          57,437     Series 1997-22, Class PC.....................................     4.50%        03/18/27              60,561
          11,326     Series 2002-1, Class HC......................................     6.50%        02/25/22              11,626
          76,117     Series 2003-339, Class 12, IO, STRIPS........................     6.00%        06/25/33              15,157
          14,172     Series 2003-W2, Class 1A1....................................     6.50%        07/25/42              16,240
          47,952     Series 2004-T2, Class 1PO, PO................................      (d)         11/25/43              45,219


Page 10                 See Notes to Financial Statements


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                          STATED         STATED
     VALUE                                  DESCRIPTION                               COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal National Mortgage Association (Continued)
$          9,689     Series 2006-125, Class FA, 1 Mo. LIBOR + 0.28% (e)...........     2.10%        01/25/37     $         9,655
          54,377     Series 2007-32, Class KT.....................................     5.50%        04/25/37              61,913
          19,905     Series 2007-42, Class AO, PO.................................      (d)         05/25/37              18,191
         103,842     Series 2008-24, Class WH.....................................     6.00%        02/25/38             134,647
          12,323     Series 2008-44, Class PO, PO.................................      (d)         05/25/38              10,652
         227,000     Series 2010-45, Class EB.....................................     5.00%        05/25/40             280,320
         105,110     Series 2011-30, Class MD.....................................     4.00%        02/25/39             106,206
          89,288     Series 2012-409, Class C17, IO, STRIPS.......................     4.00%        11/25/41              14,853
         112,463     Series 2015-14, Class IK, IO.................................     0.75%        03/25/45              11,066
          70,805     Series 2015-72, Class PC.....................................     3.00%        10/25/43              71,290
                  Government National Mortgage Association
          29,586     Series 2003-7, Class TA......................................     4.50%        11/16/32              30,688
          25,034     Series 2003-52, Class AP, PO.................................      (d)         06/16/33              22,800
          54,000     Series 2004-47, Class PD.....................................     6.00%        06/16/34              61,211
          36,326     Series 2004-109, Class BC....................................     5.00%        11/20/33              36,889
           9,823     Series 2005-17, Class AD.....................................     5.00%        02/20/35              10,449
         322,491     Series 2006-17, Class TW.....................................     6.00%        04/20/36             363,485
         270,000     Series 2008-2, Class GC......................................     4.75%        01/16/38             297,967
          84,620     Series 2009-96, Class ZG.....................................     5.50%        10/16/39              98,759
          10,000     Series 2010-84, Class YB.....................................     4.00%        07/20/40              10,766
         167,713     Series 2010-111, Class JA....................................     2.50%        09/16/40             168,676
         456,000     Series 2010-167, Class WL....................................     4.50%        09/20/40             515,518
          31,876     Series 2012-34, Class SD, IO,
                        1 Mo. LIBOR (x) -1 + 6.05% (c)............................     4.16%        03/16/42               5,970
          33,632     Series 2013-20, Class KI, IO.................................     5.00%        01/20/43               4,911
           1,735     Series 2013-31, Class TH, 1 Mo. LIBOR + 4.35% (e)............     6.20%        08/20/39               1,748
          41,404     Series 2013-67, Class PI, IO.................................     4.00%        12/16/42               5,121
                  NCUA Guaranteed Notes Trust
          29,217     Series 2010-R3, Class 1A, 1 Mo. LIBOR + 0.56% (e)............     2.33%        12/08/20              29,237
                  Vendee Mortgage Trust
          73,238     Series 2011-2, Class DA......................................     3.75%        12/15/33              73,849
                                                                                                                 ---------------
                                                                                                                       3,592,189
                                                                                                                 ---------------

                  PASS-THROUGH SECURITIES -- 2.8%
                  Federal Home Loan Mortgage Corporation
          66,345     Pool A47829..................................................     4.00%        08/01/35              69,252
          72,977     Pool A80290..................................................     5.00%        11/01/35              80,711
          53,514     Pool A94951..................................................     4.00%        11/01/40              57,327
          30,195     Pool A95134..................................................     4.50%        11/01/40              32,768
          29,623     Pool A97601..................................................     4.50%        03/01/41              32,708
          13,142     Pool G03523..................................................     6.00%        11/01/37              15,141
          36,643     Pool G06501..................................................     4.00%        04/01/41              39,247
          48,259     Pool G07286..................................................     6.50%        09/01/39              56,391
               2     Pool G11805..................................................     5.50%        12/01/19                   2
           3,155     Pool G11973..................................................     5.50%        02/01/21               3,182
          31,419     Pool G13124..................................................     6.00%        12/01/22              32,495
          22,978     Pool G13465..................................................     6.00%        01/01/24              23,693
          26,254     Pool G13790..................................................     4.50%        04/01/25              27,431
          30,175     Pool G13844..................................................     4.50%        07/01/25              31,715
          20,118     Pool G14184..................................................     5.00%        07/01/25              20,742
          34,518     Pool G15725..................................................     4.50%        09/01/26              36,271


                        See Notes to Financial Statements                Page 11


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                          STATED         STATED
     VALUE                                  DESCRIPTION                               COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal Home Loan Mortgage Corporation (Continued)
$          6,439     Pool G18072..................................................     4.50%        09/01/20     $         6,641
           9,167     Pool O20138..................................................     5.00%        11/01/30               9,913
          34,115     Pool Q05201..................................................     4.00%        12/01/41              36,482
                  Federal National Mortgage Association
          89,095     Pool 724888..................................................     5.50%        06/01/33              96,778
          16,195     Pool 879398..................................................     5.50%        02/01/21              16,382
          27,852     Pool 888112..................................................     6.50%        12/01/36              32,456
          12,348     Pool 889780..................................................     5.50%        03/01/23              12,794
           1,724     Pool 890206..................................................     5.50%        10/01/21               1,734
          27,223     Pool 897936..................................................     5.50%        08/01/21              27,798
          21,854     Pool 923171..................................................     7.50%        03/01/37              24,728
          30,513     Pool 977130..................................................     5.50%        08/01/23              31,584
          20,456     Pool 983629..................................................     4.50%        05/01/23              21,124
          24,654     Pool 995400..................................................     7.00%        06/01/23              25,646
          58,247     Pool 995700..................................................     6.50%        03/01/27              64,910
          28,611     Pool AB2265..................................................     4.00%        02/01/41              30,831
           9,149     Pool AI1191..................................................     4.50%        04/01/41               9,922
          30,299     Pool AI7800..................................................     4.50%        07/01/41              32,896
          24,635     Pool AJ5299..................................................     4.00%        11/01/41              26,619
          44,683     Pool AJ5300..................................................     4.00%        11/01/41              47,845
          37,537     Pool AK3103..................................................     4.00%        02/01/42              40,115
          69,680     Pool AL1024..................................................     4.50%        07/01/26              73,860
          20,276     Pool AL6304..................................................     5.50%        09/01/25              21,012
          50,889     Pool AU4726..................................................     4.00%        09/01/43              54,555
         400,373     Pool BN0965..................................................     4.50%        12/01/48             422,059
                  Government National Mortgage Association
          17,144     Pool 3500....................................................     5.50%        01/20/34              19,318
           9,869     Pool 3513....................................................     5.00%        02/20/34              10,948
          20,085     Pool 3555....................................................     5.00%        05/20/34              22,289
          55,479     Pool 3975....................................................     5.50%        04/20/37              61,918
          21,220     Pool 4230....................................................     6.00%        09/20/23              22,412
          37,060     Pool 609116..................................................     4.50%        02/15/44              41,515
         346,954     Pool 769055..................................................     3.75%        07/15/41             365,112
         271,666     Pool 770005..................................................     4.00%        11/15/33             291,809
          22,372     Pool MA2293..................................................     3.50%        10/20/44              23,078
                                                                                                                 ---------------
                                                                                                                       2,586,159
                                                                                                                 ---------------
                  TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES......................................        6,178,348
                  (Cost $6,122,862)                                                                              ---------------



     SHARES                                                DESCRIPTION                                                VALUE
----------------  ---------------------------------------------------------------------------------------------  ---------------
REAL ESTATE INVESTMENT TRUSTS -- 4.0%

                  EQUITY REAL ESTATE INVESTMENT TRUSTS -- 4.0%
           9,461  EPR Properties...............................................................................          735,971
          12,313  National Retail Properties, Inc..............................................................          725,359
           2,957  Public Storage...............................................................................          658,997
           9,475  Realty Income Corp...........................................................................          774,960
          39,613  Retail Opportunity Investments Corp..........................................................          739,377
                                                                                                                 ---------------
                  TOTAL REAL ESTATE INVESTMENT TRUSTS..........................................................        3,634,664
                  (Cost $3,312,058)                                                                              ---------------


Page 12                 See Notes to Financial Statements


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                          STATED         STATED
     VALUE                                  DESCRIPTION                               COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
ASSET-BACKED SECURITIES -- 0.0%
                  First Alliance Mortgage Loan Trust
$         24,849     Series 1999-1, Class A1......................................     7.18%        06/20/30     $        25,004
                                                                                                                 ---------------
                  TOTAL ASSET-BACKED SECURITIES................................................................           25,004
                  (Cost $24,849)                                                                                 ---------------

MORTGAGE-BACKED SECURITIES -- 0.0%

                  COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.0%
                  BCAP LLC Trust
           7,393     Series 2011-R11, Class 30A5 (f) (g)..........................     4.35%        01/26/34               7,342
                  Residential Accredit Loans, Inc.
           1,653     Series 2003-QS5, Class A2,
                        1 Mo. LIBOR (x) -1.83 + 14.76% (c)........................    11.42%        03/25/18               1,569
           1,663     Series 2003-QS14, Class A1...................................     5.00%        07/25/18               1,631
           1,093     Series 2003-QS20, Class CB...................................     5.00%        11/25/18               1,101
                  Residential Asset Securitization Trust
             222     Series 2003-A14, Class A1....................................     4.75%        02/25/19                 173
                  Structured Asset Securities Corp.
          10,680     Series 2003-37A, Class 3A7 (g) (h)...........................     4.37%        12/25/33              10,958
                                                                                                                 ---------------
                  TOTAL MORTGAGE-BACKED SECURITIES.............................................................           22,774
                  (Cost $22,486)                                                                                 ---------------

                  TOTAL INVESTMENTS -- 98.4%...................................................................       89,622,399
                  (Cost $87,303,154) (i)
                  NET OTHER ASSETS AND LIABILITIES -- 1.6%.....................................................        1,498,012
                                                                                                                 ---------------
                  NET ASSETS -- 100.0%.........................................................................  $    91,120,411
                                                                                                                 ===============


-----------------------------

(a)   Investment in an affiliated fund.

(b)   This security is taxed as a "C" corporation for federal income tax purposes.

(c)   Inverse floating rate security.

(d)   Zero coupon security.

(e)   Floating or variable rate security.

(f)   This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the "Advisor").
      Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At October 31, 2019, securities noted as such amounted to $7,342 or 0.0% of net assets.

(g)   Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment's underlying collateral. The interest rate resets periodically.

(h)   Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by the Advisor.

(i)   Aggregate cost for federal income tax purposes is $87,773,755. As of
      October 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was
      $3,135,111 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was
      $1,286,467. The net unrealized appreciation was $1,848,644.

ADR   American Depositary Receipt

IO    Interest-Only Security - Principal amount shown represents par value on which interest payments are based.

LIBOR London Interbank Offered Rate

PO    Principal-Only Security

STRIPS Separate Trading of Registered Interest and Principal of Securities

Currency Abbreviations:
CAD   Canadian Dollar

                        See Notes to Financial Statements                Page 13


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31,
2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                               LEVEL 2            LEVEL 3
                                                          TOTAL             LEVEL 1          SIGNIFICANT        SIGNIFICANT
                                                        VALUE AT            QUOTED           OBSERVABLE        UNOBSERVABLE
                                                       10/31/2019           PRICES             INPUTS             INPUTS
                                                     ---------------    ---------------    ---------------    ---------------
Exchange-Traded Funds*............................   $    52,360,560    $    52,360,560    $            --    $            --
Common Stocks*....................................        20,185,433         20,185,433                 --                 --
Master Limited Partnerships*......................         7,215,616          7,215,616                 --                 --
U.S. Government Agency Mortgage-Backed
   Securities.....................................         6,178,348                 --          6,178,348                 --
Real Estate Investment Trusts*....................         3,634,664          3,634,664                 --                 --
Asset-Backed Securities...........................            25,004                 --             25,004                 --
Mortgage-Backed Securities........................            22,774                 --             22,774                 --
                                                     ---------------    ---------------    ---------------    ---------------
Total Investments.................................   $    89,622,399    $    83,396,273    $     6,226,126    $            --
                                                     ===============    ===============    ===============    ===============


* See Portfolio of Investments for industry breakout.

Page 14                 See Notes to Financial Statements


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2019


ASSETS:
Investments, at value - Unaffiliated...................................     $     50,499,775
Investments, at value - Affiliated.....................................           39,122,624
                                                                            ----------------
Total investments, at value............................................           89,622,399
Cash...................................................................            1,347,241
Foreign currency, at value.............................................                5,355
Due from broker........................................................               51,690
Receivables:
   Dividends...........................................................              118,076
   Interest............................................................               27,181
   Reclaims............................................................               11,542
                                                                            ----------------
      Total Assets.....................................................           91,183,484
                                                                            ----------------
LIABILITIES:
Payables:
   Investment advisory fees............................................               36,185
   Investment securities purchased.....................................               26,888
                                                                            ----------------
      Total Liabilities................................................               63,073
                                                                            ----------------
NET ASSETS.............................................................     $     91,120,411
                                                                            ================
NET ASSETS CONSIST OF:
Paid-in capital........................................................     $     89,254,677
Par value..............................................................               18,000
Accumulated distributable earnings (loss)..............................            1,847,734
                                                                            ----------------
NET ASSETS.............................................................     $     91,120,411
                                                                            ================
NET ASSET VALUE, per share.............................................     $          50.62
                                                                            ================
Number of shares outstanding (unlimited number of shares authorized,
   par value $0.01 per share)..........................................            1,800,002
                                                                            ================
Investments, at cost - Unaffiliated....................................     $     48,579,011
                                                                            ================
Investments, at cost - Affiliated......................................     $     38,724,143
                                                                            ================
Total investments, at cost.............................................     $     87,303,154
                                                                            ================
Foreign currency, at cost (proceeds)...................................     $          6,073
                                                                            ================


                        See Notes to Financial Statements                Page 15


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2019


INVESTMENT INCOME:
Dividends - Unaffiliated...............................................     $      1,146,588
Dividends - Affiliated.................................................            1,716,013
Interest...............................................................              186,929
Foreign withholding tax................................................              (19,672)
                                                                            ----------------
   Total investment income.............................................            3,029,858
                                                                            ----------------
EXPENSES:
Investment advisory fees...............................................              693,073
                                                                            ----------------
   Total expenses......................................................              693,073
   Less fees waived by the investment advisor..........................             (284,380)
                                                                            ----------------
   Net expenses........................................................              408,693
                                                                            ----------------
NET INVESTMENT INCOME (LOSS)...........................................            2,621,165
                                                                            ----------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments - Unaffiliated..........................................              582,305
   Investments - Affiliated............................................             (501,022)
   In-kind redemptions.................................................              497,288
   Futures contracts...................................................                  342
   Foreign currency transactions.......................................               (1,572)
                                                                            ----------------
Net realized gain (loss)...............................................              577,341
                                                                            ----------------
Net change in unrealized appreciation (depreciation) on:
   Investments - Unaffiliated..........................................            3,563,395
   Investments - Affiliated............................................            1,225,905
   Futures contracts...................................................                1,290
   Foreign currency translation........................................                   48
                                                                            ----------------
Net change in unrealized appreciation (depreciation)...................            4,790,638
                                                                            ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................            5,367,979
                                                                            ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................     $      7,989,144
                                                                            ================


Page 16                 See Notes to Financial Statements


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  YEAR                   YEAR
                                                                                 ENDED                  ENDED
                                                                               10/31/2019             10/31/2018
                                                                            ----------------       ----------------
OPERATIONS:
Net investment income (loss)...........................................     $      2,621,165       $      3,109,606
Net realized gain (loss)...............................................              577,341               (138,062)
Net change in unrealized appreciation (depreciation)...................            4,790,638             (4,128,061)
                                                                            ----------------       ----------------
Net increase (decrease) in net assets resulting from operations........            7,989,144             (1,156,517)
                                                                            ----------------       ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations..................................................           (3,409,004)            (3,832,900)
Return of capital......................................................                   --               (526,104)
                                                                            ----------------       ----------------
Total distributions to shareholders....................................           (3,409,004)            (4,359,004)
                                                                            ----------------       ----------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold..............................................           17,620,172              9,972,148
Cost of shares redeemed................................................          (14,583,948)           (17,238,788)
                                                                            ----------------       ----------------
Net increase (decrease) in net assets resulting
   from shareholder transactions.......................................            3,036,224             (7,266,640)
                                                                            ----------------       ----------------
Total increase (decrease) in net assets................................            7,616,364            (12,782,161)

NET ASSETS:
Beginning of period....................................................           83,504,047             96,286,208
                                                                            ----------------       ----------------
End of period..........................................................     $     91,120,411       $     83,504,047
                                                                            ================       ================
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period................................            1,750,002              1,900,002
Shares sold............................................................              350,000                200,000
Shares redeemed........................................................             (300,000)              (350,000)
                                                                            ----------------       ----------------
Shares outstanding, end of period......................................            1,800,002              1,750,002
                                                                            ================       ================


                        See Notes to Financial Statements                Page 17


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                          YEAR ENDED OCTOBER 31,
                                          --------------------------------------------------------------------------------------
                                               2019         2018              2017                   2016              2015
                                          --------------    --------------    --------------    --------------    --------------
Net asset value, beginning of period        $    47.72        $    50.68        $    49.89        $    47.76        $    50.59
                                            ----------        ----------        ----------        ----------        ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      1.63              1.69              1.56              1.60              1.67
Net realized and unrealized gain (loss)           3.34             (2.26)             1.10 (a)          2.45             (2.58) (b)
                                            ----------        ----------        ----------        ----------        ----------
Total from investment operations                  4.97             (0.57)             2.66              4.05             (0.91)
                                            ----------        ----------        ----------        ----------        ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (2.07)            (2.10)            (1.65)            (1.92)            (1.40)
Net realized gain                                   --                --             (0.22)               --                --
Return of capital                                   --             (0.29)               --                --             (0.52)
                                            ----------        ----------        ----------        ----------        ----------
Total distributions                              (2.07)            (2.39)            (1.87)            (1.92)            (1.92)
                                            ----------        ----------        ----------        ----------        ----------
Net asset value, end of period              $    50.62        $    47.72        $    50.68        $    49.89        $    47.76
                                            ==========        ==========        ==========        ==========        ==========
TOTAL RETURN (c)                                 10.60%            (1.21)%            5.40% (a)         8.67%            (1.85)% (b)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $   91,120        $   83,504        $   96,286        $   17,460        $   19,102
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets (d)                                 0.85%             0.86% (e)         0.85%             0.85%             0.85%
Ratio of net expenses to average
   net assets (d)                                 0.50%             0.50% (e)         0.52%             0.55%             0.61%
Ratio of net investment income (loss) to
   average net assets                             3.21%             3.40%             3.10%             3.30%             3.37%
Portfolio turnover rate (f)                         91%              113%              119%               88%              125%


(a)   The Fund received a reimbursement from the Advisor in the amount of $3,457 in connection with a trade error, which represents less than $0.01 per share. Since the Advisor reimbursed the Fund, there was no effect on the
      Fund's total return.

(b)   The Fund received a payment from the Advisor in the amount of $23,478 in connection with a trade error. The payment from the Advisor represents
      $0.06 per share and had no effect on the Fund's total return.

(c)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the Advisor.

(d)   The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.

(e)   Includes excise tax. If this excise tax expense was not included, the total and net expense ratios would have been 0.85% and 0.49%, respectively.

(f)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 18                 See Notes to Financial Statements


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                                OCTOBER 31, 2019

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15,
2010, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of nine funds that are offering shares. This report covers the First Trust Strategic Income ETF (the "Fund"), which trades under the ticker "FDIV" on The Nasdaq Stock Market LLC ("Nasdaq"). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed in-kind for securities in which the Fund invests and/or cash, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Except when aggregated in Creation Units, the Fund's shares are not redeemable securities.

The Fund is a multi-manager, multi-strategy actively managed exchange-traded fund. The Fund's primary investment objective is to seek risk-adjusted income.
The Fund's secondary investment objective is capital appreciation.

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to the Fund. The following serve as investment sub-advisors to the Fund:
First Trust Global Portfolios Ltd. ("FTGP"); Energy Income Partners, LLC
("EIP"); Stonebridge Advisors LLC ("Stonebridge"); and Richard Bernstein
Advisors LLC ("RBA") (each, a "Sub-Advisor" and together, the "Sub-Advisors").
The Advisor's Investment Committee determines the Fund's strategic allocation among various general investment categories and allocates the Fund's assets to portfolio management teams comprised of personnel of the Advisor and/or a
Sub-Advisor (each, a "Management Team"), which employ their respective investment strategies. The Fund seeks to achieve its objectives by having each
Management Team focus on those investments within its respective investment category. The Fund may add or remove investment categories or Management Teams at the discretion of the Advisor.

The Fund's investment categories are: (i) high-yield corporate bonds, commonly referred to as "junk" bonds, and first lien senior secured floating rate bank loans; (ii) mortgage-related investments; (iii) preferred securities; (iv)
international sovereign bonds, including securities issued by emerging market countries; (v) equity securities of Energy Infrastructure Companies(1), certain of which are master limited partnerships ("MLPs"); and (vi) dividend paying U.S.
exchange-traded equity securities (including common stock) of companies (that may be domiciled in or outside of the United States) and depositary receipts.
The Management Teams may utilize a related option overlay strategy and/or derivative instruments in implementing their respective investment strategies for the Fund. Additionally, the Management Team may seek exposure to these asset classes directly or through investments in exchange-traded funds ("ETFs"). The
Advisor expects that the Fund may at times invest significantly in other exchange-traded funds, including but not limited to, other exchange-traded funds that are advised by the Advisor; accordingly, the Fund may operate principally as a "fund of funds," but will not necessarily operate as such at all times.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB")
Accounting Standards Codification ("ASC") Topic 946, "Financial
Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America
("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New
York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the
NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

-----------------------------

(1)   Energy Infrastructure Companies are publicly-traded MLPs or limited liability companies that are taxed as partnerships; entities that control
      MLPs, entities that own general partner interests in an MLP, or MLP affiliates (such as I-shares or I-units); U.S. and Canadian energy yield corporations ("yieldcos"); pipeline companies; utilities; and other companies that are involved in operating or providing services in support of infrastructure assets such as pipeline, power transmission, terminalling and petroleum and natural gas storage in the petroleum, natural gas and power generation industries.

                                                                         Page 19


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                                OCTOBER 31, 2019

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor's Pricing Committee in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the
Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. All securities and other assets of the Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation. The Fund's investments are valued as follows:

      Corporate bonds, corporate notes, U.S. government securities, mortgage-backed securities, asset-backed securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;
            2)    reported trades;
            3)    broker/dealer quotes;
            4)    issuer spreads;
            5)    benchmark securities;
            6)    bids and offers; and
            7)    reference data including market research publications.

      Common stocks, preferred stocks, MLPs and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock
      Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for
      Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination.
      Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1)    the credit conditions in the relevant market and changes
                  thereto;
            2)    the liquidity conditions in the relevant market and changes thereto;
            3)    the interest rate conditions in the relevant market and
                  changes thereto (such as significant changes in interest
                  rates);
            4)    issuer-specific conditions (such as significant credit
                  deterioration); and
            5)    any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing
                  Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                                OCTOBER 31, 2019

a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities.

Fair valuation of a debt security will be based on the consideration of all available information, including, but not limited to, the following:

            1)    the fundamental business data relating to the issuer;
            2)    an evaluation of the forces which influence the market in
                  which these securities are purchased and sold;
            3)    the type, size and cost of a security;
            4)    the financial statements of the issuer;
            5)    the credit quality and cash flow of the issuer, based on the
                  Advisor's or external analysis;
            6)    the information as to any transactions in or offers for the security;
            7)    the price and extent of public trading in similar securities of the issuer/borrower, or comparable companies;
            8)    the coupon payments;
            9)    the quality, value and salability of collateral, if any,
                  securing the security;
           10)    the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt
                  only);
           11)    the economic, political and social prospects/developments of the country of issue and the assessment of the country's
                  government leaders/officials (for sovereign debt only);
           12)    the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and
           13)    other relevant factors.

Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following:

            1)    the type of security;
            2)    the size of the holding;
            3)    the initial cost of the security;
            4)    transactions in comparable securities;
            5)    price quotes from dealers and/or third-party pricing services;
            6)    relationships among various securities;
            7)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
            8)    an analysis of the issuer's financial statements; and
            9)    the existence of merger proposals or tender offers that might affect the value of the security.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of the Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

                                                                         Page 21


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                                OCTOBER 31, 2019

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of October 31, 2019, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

On July 27, 2017, the Financial Conduct Authority ("FCA") announced that it will no longer persuade or compel banks to submit rates for the calculation of the
London Interbank Offered Rates ("LIBOR") after 2021 (the "FCA Announcement").
Furthermore, in the United States, efforts to identify a set of alternative U.S.
dollar reference interest rates include proposals by the Alternative Reference
Rates Committee of the Federal Reserve Board and the Federal Reserve Bank of New
York. On August 24, 2017, the Federal Reserve Board requested public comment on a proposal by the Federal Reserve Bank of New York, in cooperation with the
Office of Financial Research, to produce three new reference rates intended to serve as alternatives to LIBOR. These alternative rates are based on overnight repurchase agreement transactions secured by U.S. Treasury Securities. On
December 12, 2017, following consideration of public comments, the Federal
Reserve Board concluded that the public would benefit if the Federal Reserve
Bank of New York published the three proposed reference rates as alternatives to
LIBOR (the "Federal Reserve Board Notice").

At this time, it is not possible to predict the effect of the FCA Announcement, the Federal Reserve Board Notice, or other regulatory changes or announcements, any establishment of alternative reference rates or any other reforms to LIBOR that may be enacted in the United Kingdom, the United States or elsewhere. As such, the potential effect of any such event on the Fund cannot yet be determined.

Distributions received from the Fund's investments in MLPs generally are comprised of return of capital and investment income. The Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

Distributions received from the Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. The Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. FUTURES CONTRACTS

The Fund purchases or sells (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk).
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the
Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in
"Net realized gain (loss) on futures contracts" on the Statement of Operations.

Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contacts are marked-to-market daily with the change in value recognized as a component of
"Net change in unrealized appreciation (depreciation) on futures contracts" on the Statement of Operations. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                                OCTOBER 31, 2019

variation margin and are included in "Variation margin" receivable or payable on the Statement of Assets and Liabilities. If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.

D. FOREIGN CURRENCY

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into
U.S. dollars at the exchange rates prevailing at the end of the period.
Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in
"Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statement of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are included in "Net change in unrealized appreciation (depreciation) on investments
- Unaffiliated" on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received is included in "Net realized gain (loss) on foreign currency transactions" on the Statement of Operations.
The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in "Net realized gain (loss) on investments -
Unaffiliated" on the Statement of Operations.

E. INTEREST-ONLY SECURITIES

An interest-only security ("IO Security") is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Portfolio of Investments.

F. PRINCIPAL-ONLY SECURITIES

A principal-only security ("PO Security") is the principal-only portion of a mortgage-backed security that does not receive any interest, is priced at a deep discount to its redemption value and ultimately receives the redemption value.
Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of a PO Security will rise. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of a
PO Security will fall. These securities, if any, are identified on the Portfolio of Investments.

G. STRIPPED MORTGAGE-BACKED SECURITIES

Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage-backed securities may be partially stripped so that each investor class receives some interest and some principal.
When securities are completely stripped, however, all of the interest is distributed to holders of one type of security known as an IO Security and all of the principal is distributed to holders of another type of security known as a PO Security. These securities, if any, are identified on the Portfolio of
Investments.

H. AFFILIATED TRANSACTIONS

The Fund invests in securities of affiliated funds. Dividend income and realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statement of Operations. The Fund's investment performance and risks are directly related to the investment performance and risks of the affiliated funds.

                                                                         Page 23


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                                OCTOBER 31, 2019

Amounts related to these investments at October 31, 2019 and for the fiscal year then ended are as follows:


                                                                                 CHANGES IN
                                                                                 UNREALIZED     REALIZED
                     SHARES AT      VALUE AT                                    APPRECIATION      GAIN        VALUE AT     DIVIDEND
   SECURITY NAME     10/31/2019    10/31/2018      PURCHASES        SALES      (DEPRECIATION)    (LOSS)      10/31/2019     INCOME
------------------------------------------------------------------------------------------------------------------------------------
First Trust
   Emerging Markets
   Local Currency
   Bond ETF              215,834  $   3,372,038  $   7,202,951  $  (2,631,519) $      403,234  $   (67,312) $  8,279,392  $  381,359

First Trust
   Institutional
   Preferred
   Securities and
   Income ETF            144,347      2,976,888      1,289,991     (1,567,019)        211,198      (35,348)    2,875,710     166,254

First Trust
   Long Duration
   Opportunities
   ETF                    11,606             --        308,591             --          13,708           --       322,299       2,927

First Trust
   Low Duration
   Opportunities
   ETF                    62,110             --      3,831,661       (622,908)          7,118        2,048     3,217,919      24,531

First Trust
   Preferred
   Securities and
   Income ETF            431,855      8,899,776      3,893,461     (4,748,499)        552,315      (11,776)    8,585,277     527,588

First Trust
   Senior Loan Fund           --     16,316,822        741,960    (16,724,514)         54,042     (388,310)           --     322,369

First Trust
   Tactical High
   Yield ETF             330,111             --     16,244,535       (386,474)        (15,710)        (324)   15,842,027     290,985
                                  --------------------------------------------------------------------------------------------------
Total Investments
   in Affiliates                  $  31,565,524  $  33,513,150  $ (26,680,933) $    1,225,905  $  (501,022) $ 39,122,624  $1,716,013
                                  ==================================================================================================


I. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time.
Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal years ended October
31, 2019 and 2018 was as follows:

Distributions paid from:                              2019            2018
Ordinary income...............................   $    3,409,004  $    3,832,900
Capital gains.................................               --              --
Return of capital.............................               --         526,104

As of October 31, 2019, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income.................   $           --
Accumulated capital and other gain (loss).....               --
Net unrealized appreciation (depreciation)....        1,847,734

J. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                                OCTOBER 31, 2019

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2016,
2017, 2018, and 2019 remain open to federal and state audit. As of October 31,
2019, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2019, the
Fund had no non-expiring capital loss carryforwards available for federal income tax purposes. During the taxable year ended October 31, 2019, the Fund utilized post-enactment capital loss carryforwards in the amount of $197,827.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2019, the Fund had no net late year ordinary or capital losses.

In order to present paid-in capital and accumulated distributable earnings
(loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation
(depreciation) on investments) on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Fund and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended October 31, 2019, the adjustments for the Fund were as follows:

                               ACCUMULATED
           ACCUMULATED         NET REALIZED
          NET INVESTMENT       GAIN (LOSS)
          INCOME (LOSS)       ON INVESTMENTS      PAID-IN CAPITAL
          --------------      --------------      ---------------
          $      787,839      $     (243,424)     $      (544,415)

K. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

L. NEW ACCOUNTING PRONOUNCEMENT

On August 28, 2018, the FASB issued Accounting Standards Update ("ASU") 2018-13,
"Disclosure Framework - Changes to the Disclosure Requirements for Fair Value
Measurement," which amends the fair value measurement disclosure requirements of
ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for fiscal years beginning after
December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU.
The Fund has early adopted ASU 2018-13 for these financial statements, which did not result in a material impact.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for supervising the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the
Fund.

The Fund and First Trust have retained the Sub-Advisors to provide recommendations to the Advisor regarding the selection and ongoing monitoring of the securities in the Fund's investment portfolio. First Trust executes all transactions on behalf of the Fund, with the exception of the securities that are selected by FTGP. EIP, an affiliate of First Trust, provides recommendations regarding the selection of MLP securities for the Fund's investment portfolio and provides ongoing monitoring of the MLP securities, MLP affiliate and energy infrastructure securities in the Fund's investment portfolio selected by EIP.
EIP exercises discretion only with respect to assets of the Fund allocated to
EIP by the Advisor. FTGP, an affiliate of First Trust, selects international sovereign debt securities for the Fund's investment portfolio and provides ongoing monitoring of the international sovereign debt securities in the

                                                                         Page 25


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                                OCTOBER 31, 2019

Fund's investment portfolio selected by FTGP. RBA provides recommendations regarding longer term investment strategies that combine top-down, macroeconomic analysis and quantitatively-driven portfolio construction. RBA exercises discretion only with respect to assets allocated to RBA by the Advisor.
Stonebridge, an affiliate of First Trust, provides recommendations regarding the selection and ongoing monitoring of the preferred and hybrid securities in the
Fund's investment portfolio.

Pursuant to the Investment Management Agreement between the Trust and Advisor,
First Trust will supervise the Sub-Advisors and their management of the investment of the Fund's assets and will pay EIP, FTGP, RBA and Stonebridge for their services as the Fund's sub-advisors. First Trust will also be responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, pro rata share of fees and expenses attributable to investments in other investment companies
("acquired fund fees and expenses") with the exception of those attributable to affiliated Funds, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a
Rule 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay
First Trust an annual unitary management fee equal to 0.85% of its average daily net assets. The total of the unitary management fee, acquired fund fees and expenses, and other excluded expenses, represents the Fund's total annual operating expenses. Pursuant to a contractual agreement between the Trust, on behalf of the Fund, and First Trust, the management fees paid to First Trust will be reduced by the proportional amount of the acquired fund fees and expenses of the shares of investment companies held by the Fund so that the Fund would not bear the indirect costs of holding them, provided that the investment companies are advised by First Trust. This contractual agreement shall continue until the earlier of (i) its termination at the direction of the Trust's Board of Trustees or (ii) the termination of the Fund's management agreement with
First Trust. First Trust does not have the right to recover the fees waived that are attributable to acquired fund fees and expenses on the shares of investment companies advised by First Trust. During the fiscal year ended October 31, 2019, the Advisor waived fees of $284,380.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee
Chairmen will rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

The cost of purchases of U.S. Government securities and non-U.S. Government securities, excluding short-term investments and in-kind transactions for the fiscal year ended October 31, 2019, were $2,916,953 and $70,854,889, respectively. The proceeds from sales and paydowns of U.S. Government securities and non-U.S. Government securities, excluding short-term investments and in-kind transactions for the fiscal year ended October 31, 2019, were $1,713,373 and
$71,987,921, respectively.

For the fiscal year ended October 31, 2019, the cost of in-kind purchases and proceeds from in-kind sales were $14,441,136 and $12,254,460, respectively.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                                OCTOBER 31, 2019

                           5. DERIVATIVE TRANSACTIONS

As of October 31, 2019, the Fund had no derivative instruments.

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the fiscal year ended October 31, 2019, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

STATEMENT OF OPERATIONS LOCATION
--------------------------------
INTEREST RATE RISK EXPOSURE
Net realized gain (loss) on futures contracts                  $    342
Net change in unrealized appreciation (depreciation) on
   futures contracts                                              1,290

During the fiscal year ended October 31, 2019, the notional value of futures contracts opened and closed were $114,144 and $87,112, respectively.

The Fund does not have the right to offset financial assets and financial liabilities related to futures contracts on the Statement of Assets and
Liabilities.

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an
"Authorized Participant"). In order to purchase Creation Units of the Fund, an
Authorized Participant must deposit (i) a designated portfolio of securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit
Aggregation) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. The Fund's Creation Units are generally issued and redeemed for cash. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash
Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash
Component. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a creation transaction fee (the "Creation Transaction Fee")
regardless of the number of Creation Units purchased in the transaction. The
Creation Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The price for each Creation Unit will equal the daily
NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized
Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit
Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The
Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, the Fund may, in its discretion, reject any such request.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2021.

                                                                         Page 27


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                                OCTOBER 31, 2019

                               8. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.


--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF FIRST TRUST EXCHANGE-TRADED
FUND IV:

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statement of assets and liabilities of First
Trust Strategic Income ETF (the "Fund"), a series of the First Trust
Exchange-Traded Fund IV, including the portfolio of investments, as of October
31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Chicago, Illinois
December 17, 2019

We have served as the auditor of one or more First Trust investment companies since 2001.

                                                                         Page 29


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                          OCTOBER 31, 2019 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                            FEDERAL TAX INFORMATION

For the taxable year ended October 31, 2019, the following percentages of income dividend paid by the Fund qualify for the dividends received deduction available to corporations and are hereby designated as qualified dividend income:

          Dividends Received Deduction         Qualified Dividend Income
          ----------------------------         -------------------------
                     17.44%                             21.05%

A portion of the Fund's 2019 ordinary dividends (including short-term capital gains) paid to its shareholders during the fiscal year ended October 31, 2019, may be eligible for the Qualified Business Income Deduction (QBI) under Code
Section 199A for the aggregate dividends the Fund received from the underlying
Real Estate Investment Trusts (REITs) it invests in.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                          OCTOBER 31, 2019 (UNAUDITED)

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

                                                                         Page 31


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                          OCTOBER 31, 2019 (UNAUDITED)

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S.
securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

          NOT FDIC INSURED   NOT BANK GUARANTEED   MAY LOSE VALUE

                      ADVISORY AND SUB-ADVISORY AGREEMENTS

BOARD CONSIDERATIONS REGARDING CONTINUATION OF INVESTMENT MANAGEMENT AND
SUB-ADVISORY AGREEMENTS

The Board of Trustees (the "Board") of First Trust Exchange-Traded Fund IV (the
"Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the "Advisory Agreement")
between the Trust, on behalf of First Trust Strategic Income ETF (the "Fund"), and First Trust Advisors L.P. (the "Advisor"); the Investment Sub-Advisory
Agreement (the "Stonebridge Sub-Advisory Agreement") among the Trust, on behalf of the Fund, the Advisor and Stonebridge Advisors LLC ("Stonebridge"); the
Investment Sub-Advisory Agreement (the "Richard Bernstein Sub-Advisory
Agreement") among the Trust, on behalf of the Fund, the Advisor and Richard
Bernstein Advisors LLC ("Richard Bernstein"); the Investment Sub-Advisory
Agreement (the "Energy Income Partners Sub-Advisory Agreement") among the Trust, on behalf of the Fund, the Advisor and Energy Income Partners, LLC ("Energy
Income Partners"); and the Investment Sub-Advisory Agreement (the "First Trust
Global Sub-Advisory Agreement") among the Trust, on behalf of the Fund, the
Advisor and First Trust Global Portfolios Ltd. ("First Trust Global"). The
Stonebridge Sub-Advisory Agreement, the Richard Bernstein Sub-Advisory
Agreement, the Energy Income Partners Sub-Advisory Agreement and the First Trust
Global Sub-Advisory Agreement are collectively referred to as the "Sub-Advisory
Agreements." Stonebridge, Richard Bernstein, Energy Income Partners and First
Trust Global are each referred to as a "Sub-Advisor" and collectively as the
"Sub-Advisors." The Sub-Advisory Agreements together with the Advisory Agreement are referred to as the "Agreements." The Board approved the continuation of the
Agreements for a one-year period ending June 30, 2020 at a meeting held on June
2, 2019. The Board determined that the continuation of the Agreements is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the
Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 18, 2019 and June 2, 2019, the
Board, including the Independent Trustees, reviewed materials provided by the
Advisor and each Sub-Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor and each Sub-Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate payable by the Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the "Expense Universe"), each assembled by
Broadridge Financial Solutions, Inc. ("Broadridge"), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds ("ETFs") managed by the Advisor; the sub-advisory fee rates for the Fund as compared to fees charged to other clients of the
Sub-Advisors; the expense ratio of the Fund as compared to expense ratios of the funds in the Fund's Expense Group and Expense Universe; performance information


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                          OCTOBER 31, 2019 (UNAUDITED)

for the Fund, including comparisons of the Fund's performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the "Performance Universe"), each assembled by Broadridge; the nature of expenses incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Advisor and each Sub-Advisor; any fall-out benefits to the Advisor and its affiliates, First Trust Portfolios L.P. ("FTP") and First Trust Global, and the
Sub-Advisors; and information on the Advisor's and each Sub-Advisor's compliance programs. The Board reviewed initial materials with the Advisor at the meeting held on April 18, 2019, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor and the Sub-Advisors. Following the April meeting, independent legal counsel on behalf of the Independent Trustees requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent
Trustees and independent legal counsel held prior to the June 2, 2019 meeting, as well as at the meeting held that day. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and each Sub-Advisor continue to be reasonable business arrangements from the Fund's perspective. The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in the Fund knowing that the Advisor and the Sub-Advisors manage the Fund and knowing the
Fund's unitary fee.

In reviewing the Agreements, the Board considered the nature, extent and quality of the services provided by the Advisor and the Sub-Advisors under the
Agreements. The Board considered that the Fund is an actively-managed ETF and employs a multi-manager/multi-sleeve structure. With respect to the Advisory
Agreement, the Board considered that the Advisor is responsible for the overall management and administration of the Trust and the Fund and reviewed all of the services provided by the Advisor to the Fund, including the oversight of the
Sub-Advisors and the strategic and tactical asset allocations among internal management teams and the Sub-Advisors, as well as the background and experience of the persons responsible for such services. The Board considered that
Stonebridge and Richard Bernstein act as non-discretionary managers providing model portfolio recommendations to the Advisor, and that although First Trust
Global and Energy Income Partners act as discretionary investment advisors, the
Advisor executes the Fund's portfolio trades. The Board noted that members of the Advisor's Mortgage Securities Team and Leveraged Finance Investment Team
participate in the management of the Fund and considered the experience of each
Team and noted the Board's prior meetings with members of each Team. The Board noted that the Advisor oversees management of the Fund's investments, including portfolio risk monitoring and performance review. In reviewing the services provided, the Board noted the compliance program that had been developed by the
Advisor and considered that it includes a robust program for monitoring the
Advisor's, the Sub-Advisors' and the Fund's compliance with the 1940 Act, as well as the Fund's compliance with its investment objectives, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Fund. Finally, as part of the Board's consideration of the Advisor's services, the Advisor, in its written materials and at the April 18, 2019 meeting, described to the Board the scope of its ongoing investment in additional infrastructure and personnel to maintain and improve the quality of services provided to the Fund and the other funds in the First Trust Fund Complex. With respect to the Sub-Advisory
Agreements, the Board reviewed the materials provided by each Sub-Advisor and considered the services that each Sub-Advisor provides to the Fund, including each Sub-Advisor's discretionary or non-discretionary management, as applicable, of the portion of the Fund's assets allocated it. In considering each
Sub-Advisor's services to the Fund, the Board noted the background and experience of each Sub-Advisor's portfolio management team and the Board's prior meetings with members of each portfolio management team. The Board also received presentations from a representative of First Trust Global at the April 18, 2019 meeting and from representatives of Stonebridge and Energy Income Partners at the June 2, 2019 meeting. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and the Fund by the Advisor and each
Sub-Advisor under the Agreements have been and are expected to remain satisfactory and that the Advisor and Sub-Advisors have managed the Fund consistent with the Fund's investment objectives, policies and restrictions.

The Board considered the unitary fee rate payable by the Fund under the Advisory
Agreement for the services provided. The Board noted that the Advisor pays each
Sub-Advisor a separate sub-advisory fee from the unitary fee. The Board considered that as part of the unitary fee the Advisor is responsible for the
Fund's expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Agreement and interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board noted that the Advisor agreed to waive its unitary fee to the extent of acquired fund fees and expenses of shares of investment companies advised by the Advisor that are held by the Fund. The Board received and reviewed information showing the

                                                                         Page 33


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                          OCTOBER 31, 2019 (UNAUDITED)

advisory or unitary fee rates and expense ratios of the peer funds in the
Expense Group, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisors to other fund (including ETFs) and non-fund clients, as applicable. Because the Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee for the Fund, after taking into account fee waivers, was below the median total (net) expense ratio of the peer funds in the Expense Group. With respect to the Expense Group, the
Board, at the April 18, 2019 meeting, discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for actively-managed ETFs and that different business models may affect the pricing of services among ETF sponsors. The Board noted
that only one peer fund employ an advisor/sub-advisor management structure. The
Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Fund and other non-ETF clients that limited their comparability. In considering the unitary fee rate overall, the Board also considered the Advisor's statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor's description of its long-term commitment to the Fund.

The Board considered performance information for the Fund. The Board noted the process it has established for monitoring the Fund's performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Fund. The Board determined that this process continues to be effective for reviewing the Fund's performance. The Board received and reviewed information comparing the Fund's performance for the one- and three-year periods ended December 31, 2018 to the performance of the peer funds in the Performance
Universe and to that of a blended benchmark index. Based on the information provided, the Board noted that the Fund outperformed the Performance Universe median for the three-year period ended December 31, 2018 but underperformed the
Performance Universe median for the one-year period ended December 31, 2018. The
Board also noted that the Fund underperformed the blended benchmark index for the one- and three-year periods ended December 31, 2018.

On the basis of all the information provided on the unitary fee and performance of the Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for the Fund (out of which the Sub-Advisors are compensated)
continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor and the Sub-Advisors to the Fund under the Agreements.

The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Fund and noted the Advisor's statement that it believes its expenses will likely increase over the next twelve months as the Advisor continues to hire personnel and build infrastructure, including technology, to improve the services of the Fund. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the
Fund. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to the
Fund for the twelve months ended December 31, 2018 and the estimated profitability level for the Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's profitability level for the Fund was not unreasonable. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Fund. The Board noted that affiliates of the Advisor have ownership interests in Stonebridge, Energy Income Partners and First Trust
Global and considered potential fall-out benefits to the Advisor from such ownership interests. The Board also considered that the Advisor had identified as a fall out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft-dollars in connection with the Fund. The Board concluded that the character and amount of potential fall-out benefits to the Advisor were not unreasonable.

With respect to the Stonebridge Sub-Advisory Agreement, the Board considered
Stonebridge's expenses in providing investment services to the Fund and noted
Stonebridge's hiring of additional personnel in the past year and commitment to add additional resources if assets increase. The Board did not review the profitability of Stonebridge with respect to the Fund. The Board noted that the
Advisor pays Stonebridge from the unitary fee, and its understanding that the
Fund's sub-advisory fee rate was the product of an arm's length negotiation. The
Board concluded that the profitability analysis for the Advisor was more relevant. The Board considered fall-out benefits that may be realized by
Stonebridge from its relationship with the Fund, including potential fall-out benefits to Stonebridge from the ownership interest of an affiliate of the
Advisor in Stonebridge. The Board noted that Stonebridge acts as non-discretionary manager providing model portfolio recommendations to the
Advisor and does not provide trade execution services to the Fund. The Board concluded that the character and amount of potential fall-out benefits to
Stonebridge were not unreasonable.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                          OCTOBER 31, 2019 (UNAUDITED)

With respect to the Richard Bernstein Sub-Advisory Agreement, the Board
considered Richard Bernstein's statements about economies of scale. The Board did not review the profitability of Richard Bernstein with respect to the Fund.
The Board noted that the Advisor pays Richard Bernstein from the unitary fee, and its understanding that the Fund's sub-advisory fee rate was the product of an arm's length negotiation. The Board concluded that the profitability analysis for the Advisor was more relevant. The Board noted the potential fall-out benefits identified by Richard Bernstein as a result of its relationship with the Fund and the Advisor. The Board noted that Richard Bernstein acts as non-discretionary manager providing model portfolio recommendations to the
Advisor and does not provide trade execution services to the Fund. The Board concluded that the character and amount of potential fall-out benefits to
Richard Bernstein were not unreasonable.

With respect to the Energy Income Partners Sub-Advisory Agreement, the Board
considered that Energy Income Partners' investment services expenses are primarily fixed in nature, and that Energy Income Partners has made recent investments in personnel and infrastructure and anticipates that its expenses will continue to rise due to additions to personnel and system upgrades. The
Board did not review the profitability of Energy Income Partners with respect to the Fund. The Board noted that the Advisor pays Energy Income Partners from the unitary fee, and its understanding that the Fund's sub-advisory fee rate was the product of an arm's length negotiation. The Board concluded that the profitability analysis for the Advisor was more relevant. The Board considered fall-out benefits that may be realized by Energy Income Partners from its relationship with the Fund, including the potential fall-out benefits to Energy
Income Partners from the ownership interest of an affiliate of the Advisor in
Energy Income Partners. The Board noted that Energy Income Partners does not provide trade execution services on behalf of the Fund. The Board concluded that the character and amount of potential fall-out benefits to Energy Income
Partners were not unreasonable.

With respect to the First Trust Global Sub-Advisory Agreement, the Board
considered First Trust Global's statements that expenses incurred in providing services to the Fund are of a fixed nature and that, at this time, no economies of scale have been identified from the provision of services to the Fund. The
Board did not review the profitability of First Trust Global with respect to the
Fund. The Board concluded that the profitability analysis for the Advisor was more relevant. The Board considered the potential fall-out benefits to First
Trust Global from being associated with the Advisor and the Fund. The Board noted that First Trust Global does not provide trade execution services on behalf of the Fund. The Board concluded that the character and amount of potential fall-out benefits to First Trust Global were not unreasonable.

Based on all of the information considered and the conclusions reached, the
Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

                                                                         Page 35

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BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                          OCTOBER 31, 2019 (UNAUDITED)

The following tables identify the Trustees and Officers of the Trust. Unless otherwise indicated, the address of all persons is 120 East Liberty Drive, Suite
400, Wheaton, IL 60187.

The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.


                                                                                                   NUMBER OF            OTHER
                                                                                                 PORTFOLIOS IN     TRUSTEESHIPS OR
                                                                                                THE FIRST TRUST     DIRECTORSHIPS
           NAME,               TERM OF OFFICE AND                                                FUND COMPLEX      HELD BY TRUSTEE
     YEAR OF BIRTH AND         YEAR FIRST ELECTED            PRINCIPAL OCCUPATIONS                OVERSEEN BY        DURING PAST
   POSITION WITH THE FUND         OR APPOINTED                DURING PAST 5 YEARS                   TRUSTEE            5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee   o Indefinite Term   Physician, Officer, Wheaton Orthopedics;           162         None
(1951)                                             Limited Partner, Gundersen Real Estate
                               o Since Inception   Limited Partnership (June 1992 to
                                                   December 2016); Member, Sportsmed LLC
                                                   (April 2007 to November 2015)

Thomas R. Kadlec, Trustee      o Indefinite Term   President, ADM Investors Services, Inc.            162         Director of ADM
(1957)                                             (Futures Commission Merchant)                                  Investor Services,
                               o Since Inception                                                                  Inc., ADM
                                                                                                                  Investor Services
                                                                                                                  International,
                                                                                                                  Futures Industry
                                                                                                                  Association, and
                                                                                                                  National Futures
                                                                                                                  Association

Robert F. Keith, Trustee       o Indefinite Term   President, Hibs Enterprises (Financial and         162         Director of Trust
(1956)                                             Management Consulting)                                         Company of
                               o Since Inception                                                                  Illinois

Niel B. Nielson, Trustee       o Indefinite Term   Senior Advisor (August 2018 to Present),           162         None
(1954)                                             Managing Director and Chief Operating
                               o Since Inception   Officer (January 2015 to August 2018),
                                                   Pelita Harapan Educational Foundation
                                                   (Educational Product  and  Services);
                                                   President and Chief Executive Officer
                                                   (June 2012 to September 2014), Servant
                                                   Interactive LLC (Educational Products
                                                   and Services); President and Chief
                                                   Executive Officer (June 2012 to September
                                                   2014), Dew Learning LLC (Educational
                                                   Products and Services)

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James A. Bowen(1), Trustee,    o Indefinite Term   Chief Executive Officer, First Trust               162         None
Chairman of the Board                              Advisors L.P. and First Trust Portfolios
(1955)                         o Since Inception   L.P.; Chairman of the Board of Directors,
                                                   BondWave LLC (Software Development
                                                   Company) and Stonebridge Advisors LLC
                                                   (Investment Advisor)


-----------------------------

(1)   Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P.,
      investment advisor of the Trust.


--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                          OCTOBER 31, 2019 (UNAUDITED)


     NAME AND             POSITION AND OFFICES         TERM OF OFFICE AND                     PRINCIPAL OCCUPATIONS
   YEAR OF BIRTH               WITH TRUST              LENGTH OF SERVICE                       DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS(2)
------------------------------------------------------------------------------------------------------------------------------------
James M. Dykas        President and Chief Executive   o Indefinite Term      Managing Director and Chief Financial Officer
(1966)                Officer                                                (January 2016 to Present), Controller (January 2011
                                                      o Since January 2016   to January 2016), Senior Vice President (April 2007
                                                                             to January 2016), First Trust Advisors L.P. and First
                                                                             Trust Portfolios L.P.; Chief Financial Officer
                                                                             (January 2016 to Present), BondWave LLC
                                                                             (Software Development Company) and Stonebridge
                                                                             Advisors LLC (Investment Advisor)

Donald P. Swade       Treasurer, Chief Financial      o Indefinite Term      Senior Vice President (July 2016 to Present), Vice
(1972)                Officer and Chief                                      President (April 2012 to July 2016), First Trust
                      Accounting Officer              o Since January 2016   Advisors L.P. and First Trust Portfolios L.P.

W. Scott Jardine      Secretary and Chief             o Indefinite Term      General Counsel, First Trust Advisors L.P. and First
(1960)                Legal Officer                                          Trust Portfolios L.P.; Secretary and General
                                                      o Since Inception      Counsel, BondWave LLC; Secretary, Stonebridge
                                                                             Advisors LLC

Daniel J. Lindquist   Vice President                  o Indefinite Term      Managing Director, First Trust Advisors L.P. and
(1970)                                                                       First Trust Portfolios L.P.
                                                      o Since Inception

Kristi A. Maher       Chief Compliance Officer        o Indefinite Term      Deputy General Counsel, First Trust Advisors L.P.
(1966)                and Assistant Secretary                                and First Trust Portfolios L.P.
                                                      o Since Inception

Roger F. Testin       Vice President                  o Indefinite Term      Senior Vice President, First Trust Advisors L.P.
(1966)                                                                       and First Trust Portfolios L.P.
                                                      o Since Inception

Stan Ueland           Vice President                  o Indefinite Term      Senior Vice President, First Trust Advisors L.P.
(1970)                                                                       and First Trust Portfolios L.P.
                                                      o Since Inception



-----------------------------

(2)   The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

                                                                         Page 37


--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                          OCTOBER 31, 2019 (UNAUDITED)

                                 PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

      o     Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews,
            applications, agreements or other forms;

      o     Information about your transactions with us, our affiliates or others;

      o     Information we receive from your inquiries by mail, e-mail or telephone; and

      o     Information we collect on our website through the use of "cookies".
            For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o     In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o     We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.

USE OF WEBSITE ANALYTICS

We currently use third party analytics tools, Google Analytics and AddThis, to gather information for purposes of improving First Trust's website and marketing our products and services to you. These tools employ cookies, which are small pieces of text stored in a file by your web browser and sent to websites that you visit, to collect information, track website usage and viewing trends such as the number of hits, pages visited, videos and PDFs viewed and the length of user sessions in order to evaluate website performance and enhance navigation of the website. We may also collect other anonymous information, which is generally limited to technical and web navigation information such as the IP address of your device, internet browser type and operating system for purposes of analyzing the data to make First Trust's website better and more useful to our users. The information collected does not include any personal identifiable information such as your name, address, phone number or email address unless you provide that information through the website for us to contact you in order to answer your questions or respond to your requests. To find out how to opt-out of these services click on: Google Analytics and AddThis.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually.
We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at
1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust
Advisors).

March 2019


                      This page intentionally left blank.


                      This page intentionally left blank.


FIRST TRUST

First Trust Exchange-Traded Fund IV

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISORS
Energy Income Partners, LLC
10 Wright Street
Westport, CT 06880

First Trust Global Portfolios Limited
8 Angel Court
London EC2R 7HJ

Richard Bernstein Advisors, LLC
120 West 45th Street, 36th Floor
New York, NY 10036

Stonebridge Advisors LLC
10 Westport Road, Suite C101
Wilton, CT 06897

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund IV

--------------------------------------------------------------------------------

First Trust Low Duration Opportunities ETF (LMBS)

Annual Report
For the Year Ended
October 31, 2019


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                                 ANNUAL REPORT
                                OCTOBER 31, 2019

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (First Trust Low Duration Opportunities ETF; hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The
Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional
Information section of this report for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary from the portfolio management team of the
Fund, you may obtain an understanding of how the market environment affected the
Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of a relevant market benchmark.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the
Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                OCTOBER 31, 2019

Dear Shareholders:

First Trust is pleased to provide you with the annual report for the First Trust
Low Duration Opportunities ETF (the "Fund"), which contains detailed information about the Fund for the twelve months ended October 31, 2019, including a market overview and a performance analysis. We encourage you to read this report carefully and discuss it with your financial advisor.

One of our responsibilities as asset managers is to be good listeners. Perhaps the most effective way in which we do this continually is by paying close attention to mutual fund and exchange-traded fund (ETF) money flows. After all, investors vote with their dollars, and money flows provide valuable feedback with respect to their biases. Over the past 12 months, we have learned that investors, in general, have grown more risk-averse. For the 12-month period ended October 31, 2019, investors funneled an estimated net $359.56 billion into bond mutual funds and ETFs, while liquidating an estimated net $56.86 billion from equity mutual funds and ETFs, according to data from Morningstar. Over the same period, money market funds took in an estimated net $583.27 billion. Those figures were more balanced for the full-year 2018. Those estimated net flows were as follows: $94.42 billion (equity mutual funds & ETFs); $137.60 billion
(bond mutual funds & ETFs); and $161.60 billion (money market funds).

In addition to monitoring fund flows, we watch the performance of all the asset classes. Market returns can either help validate or invalidate our interpretation of money flows. As we noted above, we believe that investors have tempered their appetite for risk, and the returns on the major sectors that comprise the S&P 500(R) Index back it up. For the 12-month period ended October
31, 2019, as measured by total return, the top performers were Real Estate and
Utilities, up 26.72% and 23.71%, respectively, according to Bloomberg. The S&P
500(R) Index posted a total return of 14.33% for the period. These two sectors are defensive in nature. They also tend to distribute cash dividends that are often well above those sectors that are more cyclical in nature. The higher dividend distributions likely drew the attention of fixed-income investors dissatisfied with the current low-yield climate in the bond market, in our opinion.

The absence of a new trade deal between the U.S. and China has been a bit of a wet blanket on the global economy. Global growth projections have been trimmed over time by such organizations as the International Monetary Fund. The tariffs have been in play for 19 months and counting as of October 2019. While the lack of any significant progress in the negotiations between the U.S. and China is a concern, we believe a remedy will be found. Remember, as uncertain as things may appear in the current climate, investors with diversified investment portfolios were most likely rewarded over the past 12 months. Stay the course and stay engaged!

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

The primary investment objective of the First Trust Low Duration Opportunities
ETF (the "Fund") is to generate current income. The Fund's secondary investment objective is to provide capital appreciation. The Fund is an actively managed exchange-traded fund. First Trust Advisors L.P. ("First Trust" or the "Advisor")
serves as the advisor. Jim Snyder and Jeremiah Charles are the Fund's portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund's investment portfolio.

Under normal market conditions, the Fund will seek to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in mortgage-related debt securities and other mortgage-related instruments. The Fund's investment categories are: (i) mortgage-related investments, including mortgage-backed securities that may be, but are not required to be, issued or guaranteed by the U.S. government or its agencies or instrumentalities; (ii) U.S. government securities, including callable agency securities, which give the issuer (the U.S. government agency) the right to redeem the security prior to maturity, and U.S. government inflation-indexed securities; and (iii) high yield debt, commonly referred to as "junk" debt.
Although the Fund intends to invest primarily in investment grade securities, the Fund may invest up to 20% of its net assets (including investment borrowings) in securities of any credit quality, including securities that are below investment grade (as described in (iii) above), illiquid securities, and derivative instruments. The Fund is non-diversified.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                            AVERAGE ANNUAL           CUMULATIVE
                                                                                             TOTAL RETURNS          TOTAL RETURNS
                                                                          1 Year Ended    Inception (11/4/14)    Inception (11/4/14)
                                                                            10/31/19          to 10/31/19            to 10/31/19
FUND PERFORMANCE
NAV                                                                          4.88%               3.59%                 19.23%
Market Price                                                                 4.67%               3.57%                 19.14%

INDEX PERFORMANCE
ICE BofAML 1-5 Year US Treasury & Agency Index                               5.79%               1.68%                  8.67%
------------------------------------------------------------------------------------------------------------------------------------


Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the period indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the periods indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the
Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

-----------------------------------------------------------
                                           % OF LONG-TERM
ASSET CLASSIFICATION                       INVESTMENTS(1)
-----------------------------------------------------------
U.S. Government Agency Mortgage-
   Backed Securities                           80.36%
Asset-Backed Securities                         8.62
Mortgage-Backed Securities                      7.41
U.S. Government Bonds and Notes                 3.60
Exchange-Traded Funds                           0.01
                                              -------
     Total                                    100.00%
                                              =======

-----------------------------------------------------------
                                          % OF TOTAL LONG
                                            FIXED-INCOME
CREDIT QUALITY(2)                        INVESTMENTS & CASH
-----------------------------------------------------------
Government and Agency                          83.57%
AAA                                             1.48
AA+                                             0.02
AA                                              0.04
AA-                                             0.00*
A+                                              0.22
A                                               0.00*
BBB+                                            0.13
BBB                                             0.01
BBB-                                            0.00*
BB+                                             0.10
BB                                              0.04
B+                                              0.00*
B-                                              0.00*
CCC                                             0.06
D                                               0.22
Not Rated                                      13.64
Cash                                            0.47
                                              -------
     Total                                    100.00%
                                              =======

* Amount is less than 0.01%.

-----------------------------------------------------------
                                           % OF LONG-TERM
TOP TEN HOLDINGS                           INVESTMENTS(1)
-----------------------------------------------------------
Federal National Mortgage Association,
   Pool FM1725, 2.50%, 11/1/47                  2.55%
Federal National Mortgage Association,
   Pool BN6078, 4.00%, 6/1/49                   1.69
Federal National Mortgage Association,
   Series 2012-151, Class PA,
   1.50%, 1/25/43                               1.41
Federal National Mortgage Association,
   Series 2019-68, Class KP,
   2.50%, 11/25/49                              1.37
Federal National Mortgage Association,
   Pool BN6068, 4.00%, 5/1/49                   1.24
Federal National Mortgage Association,
   Pool MA3765, 2.50%, 9/1/49                   1.15
U.S. Treasury Note 3.38%, 11/15/19              1.10
Federal National Mortgage Association,
   Pool BN6097, 4.00%, 6/1/49                   1.01
Federal National Mortgage Association,
   Series 2019-34, Class LA,
   3.00%, 7/25/49                               0.99
U.S. Treasury Note 2.25%, 3/31/20               0.97
                                              -------
     Total                                     13.48%
                                              =======

-----------------------------------------------------------
WEIGHTED AVERAGE EFFECTIVE NET DURATION
-----------------------------------------------------------
October 31, 2019                             2.34 Years
High - October 31, 2019                      2.34 Years
Low  - March 31, 2019                        1.73 Years

-----------------------------

(1)   Percentages are based on the long positions only. Money market funds and short positions are excluded.

(2)   The ratings are by Standard & Poor's Ratings Group, a division of The
      McGraw-Hill Companies, Inc. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO), of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured highest to lowest on a scale that generally ranges from AAA to D for long-term ratings and A-1+ to C for short-term ratings.
      Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher or a short-term credit rating of A-3 or higher.
      The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares.
      U.S. Treasury and U.S. Agency mortgage-backed securities appear under
      "Government and Agency". Credit ratings are subject to change.

                                                                          Page 3


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)


                PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                    NOVEMBER 4, 2014 - OCTOBER 31, 2019

            First Trust Low Duration    ICE BofAML 1-5 Year US
               Opportunities ETF        Treasury & Agency Index
11/4/14             $10,000                     $10,000
4/30/15              10,236                      10,097
10/31/15             10,362                      10,144
4/30/16              10,725                      10,256
10/31/16             11,138                      10,301
4/30/17              11,186                      10,279
10/31/17             11,274                      10,307
4/30/18              11,294                      10,205
10/31/18             11,368                      10,273
4/30/19              11,635                      10,578
10/31/19             11,923                      10,867


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH OCTOBER 31, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period November 5, 2014
(commencement of trading) through October 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


                          NUMBER OF DAYS BID/ASK MIDPOINT               NUMBER OF DAYS BID/ASK MIDPOINT
                                    AT/ABOVE NAV                                   BELOW NAV
                      ----------------------------------------      ----------------------------------------
                      0.00%-     0.50%-     1.00%-                  0.00%-     0.50%-     1.00%-
FOR THE PERIOD        0.49%      0.99%      1.99%      >=2.00%      0.49%      0.99%      1.99%      >=2.00%
11/5/14 - 10/31/15     144         40          0          1           62          3          0          0
11/1/15 - 10/31/16     178          7          0          0           66          1          0          0
11/1/16 - 10/31/17     236          0          0          0           16          0          0          0
11/1/17 - 10/31/18     222          1          0          0           29          0          0          0
11/1/18 - 10/31/19     246          0          0          0            5          0          0          0



--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                                 ANNUAL REPORT
                          OCTOBER 31, 2019 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to the First Trust Low Duration Opportunities ETF (the "Fund" or
"LMBS"). In this capacity, First Trust is responsible for the selection and ongoing monitoring of the investments in the Fund's portfolio and certain other services necessary for the management of the portfolio.

                           PORTFOLIO MANAGEMENT TEAM

JEREMIAH CHARLES - SENIOR PORTFOLIO MANAGER, FIRST TRUST SECURITIZED
   PRODUCTS GROUP
JIM SNYDER - SENIOR PORTFOLIO MANAGER, FIRST TRUST SECURITIZED
   PRODUCTS GROUP

                                   COMMENTARY

MARKET RECAP

The 2019 fiscal year began with volatile bond and equity markets as slowing global growth scenarios and fallout from trade war escalations began to be priced into U.S. markets. As a result, in January the Federal Reserve (the
"Fed") paused the well-underway monetary policy normalization and subsequently, in the spring announced plans to abruptly end the runoff of its balance sheet.
By mid-summer of 2019, the pause turned to a reversal in monetary policy, and as a result of cross currents from the ongoing China-United States trade war escalation, the Fed began to cut interest rates, with a total of three 25 basis point cuts by the end of October 2019. Additionally, the Fed once again began to reinvest its holdings of U.S. Treasuries and Agency Mortgaged-Backed Securities
("MBS") and was forced to step in and provide liquidity to the overnight repo markets as funding pressures intensified due to a confluence of events in
September 2019. This eventually led the Fed to announce plans to provide ongoing repo market support alongside a purchase program targeting $60 billion per month of U.S. Treasury bills to provide adequate reserves in the banking system. This aggressive change of course from the Fed had significant impacts on the U.S.
Bond markets, which saw yields decline dramatically over the fiscal period, led by the 5- and 10-Year Treasuries, which saw yields fall 145 basis points
("bps"). Given the outperformance by the belly of the curve, the yield curve inverted and remained as such for most of the annual period. With the inverted curve, faster than expected prepayments due to interest rates falling with such velocity, and heightened market volatility, Agency MBS spreads gapped wider in
August with Treasury Option Adjusted Spread ("OAS") reaching a post-crisis wide
73 bps, before settling 15 bps wider over the year, to close at 56 bps at the end of the period.

PERFORMANCE ANALYSIS

During the fiscal year ended October 31, 2019, the Fund returned 4.88% on a net asset value ("NAV") basis. Since the Fund's November 4, 2014 inception, the Fund has returned 3.59% on an average annualized basis at NAV.

During the same period, the ICE BofAML 1-5 Year U.S. Treasury & Agency Index
(the "Index") returned 5.79%. Since the Fund's inception, the Index has returned
1.68% on an average annualized basis.

During the fiscal year, the Fund underperformed the Index by 91 bps, net of fees. Since inception, the Fund has outperformed the Index by 1.91% on an average annualized basis. Although we had increased the overall duration in the
Fund early in the fourth quarter of 2018, over the fiscal year, the Fund maintained a defensive duration in the portfolio relative to its longer benchmark. This was a key driver of NAV underperformance as U.S. bond market yields fell rather significantly, with 5-year Treasury yields falling 145 bps over the period. During the fiscal year, the Fund continued its structural approach to duration and yield curve management with the use of treasury futures and options. These positions were used to limit the portfolio duration of the
Fund, which contributed to the overall defensive duration that the Fund carried versus its benchmark. Additionally, a secondary driver of underperformance was the widening of Agency MBS spreads over the time period, with Treasury OAS closing 15 bps wider. This underperformance was partially offset, particularly during the 2019 calendar year, with out of Index investments in Agency CMBS, which offered significant income and spread opportunities for the Fund.

FUND AND MARKET OUTLOOK

After the dramatic reversal in monetary policy seen in 2019, the Fed has stated
that it intends to be on hold from both additional rate cuts and any near-term interest rate hikes. We believe this will keep the front-end of the yield curve somewhat anchored in place while the Fed remains on hold and maintains data dependency. We expect consumer data to remain resilient and economic growth to persist into 2020, and as such, do not see an imminent recession. Given the strength of the economy, and the consumer, we anticipate a slightly less dovish
Fed than the market is pricing in and expect intermediate and longer maturity yields to move modestly higher over the short to intermediate term, especially as the pace of treasury issuance increases. Measures of unemployment remain low;
however, measures of inflation appear to be well-contained, in our view, and we do not foresee 2+% symmetric inflation, which we believe will further reinforce

                                                                          Page 5


--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                                 ANNUAL REPORT
                          OCTOBER 31, 2019 (UNAUDITED)

the Fed's current pause. We remain positive on MBS spread valuations over the longer term and believe large steepening trends in the yield curve will prove to be catalysts for MBS spread compression. Lastly, we expect interest rate volatility to remain elevated through year-end due to ongoing political and economic environments along with continued fallout from the trade war.

Given our outlook on the broader bond markets, we plan to continue to manage the
Fund somewhat defensively versus the Index through shorter duration, especially after a 145 bps rally in the 5-Year Treasury and no near-term interest rate cut forecasted with the Fed on hold. We plan to continue to tactically position duration across the yield curve using futures and more liquid positions to adjust overall key rates as interest rate curves reprice during this period of modestly heightened volatility. We currently favor maintaining duration exposure allocated to the long end, as we believe yields on longer end maturity segment do favor risk/reward positioning against a backdrop of slowing global growth and moderate inflation. Since we anticipate that the short end of the curve is stabilized as the Fed remains on hold over the short run, allocations to very short treasuries will decline as securities roll off and mature, in our opinion.
Given the widening in Agency MBS spreads seen in 2019, we will continue to increase the level of MBS spread duration versus recent past periods, however we will still look to remain tactical on the MBS basis. And lastly, we maintain our longstanding approach to minimize overall portfolio credit risk by positioning ample liquidity buckets and cash to allow for portfolio agility and repositioning.


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

UNDERSTANDING YOUR FUND EXPENSES
OCTOBER 31, 2019 (UNAUDITED)

As a shareholder of First Trust Low Duration Opportunities ETF (the "Fund"), you
incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other
Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2019.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


------------------------------------------------------------------------------------------------------------------------
                                                                                         ANNUALIZED
                                                                                        EXPENSE RATIO     EXPENSES PAID
                                                   BEGINNING            ENDING          BASED ON THE        DURING THE
                                                 ACCOUNT VALUE      ACCOUNT VALUE         SIX MONTH         SIX MONTH
                                                  MAY 1, 2019      OCTOBER 31, 2019      PERIOD (a)       PERIOD (a) (b)
------------------------------------------------------------------------------------------------------------------------
FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
Actual                                             $1,000.00          $1,024.70             0.65%             $3.32
Hypothetical (5% return before expenses)           $1,000.00          $1,021.93             0.65%             $3.31


(a)   Annualized expense ratio and expenses paid during the six-month period do not include fees and expenses of the underlying funds in which the Fund invests.

(b)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (May 1, 2019 through October 31, 2019), multiplied by 184/365 (to reflect the six-month period).

                                                                          Page 7


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2019


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 77.4%
                  ASSET-BACKED SECURITIES -- 0.0%
                  Fannie Mae Grantor Trust
$        381,553     Series 2002-T7, Class A1, 1 Mo. LIBOR + 0.11% (a)............      2.24%       07/25/32    $        372,407
                                                                                                                ----------------
                  COLLATERALIZED MORTGAGE OBLIGATIONS -- 28.4%
                  Federal Home Loan Mortgage Corporation
               3     Series 1990-186, Class E.....................................      6.00%       08/15/21                   3
              11     Series 1990-188, Class H.....................................      7.00%       09/15/21                  11
          45,065     Series 1992-133, Class B, IO, STRIPS.........................      8.50%       06/01/22               3,395
             259     Series 1992-205, Class A, 1 Mo. LIBOR + 0.45% (a)............      2.37%       05/15/23                 259
          54,394     Series 1992-1206, Class IB, 1 Mo. LIBOR + 0.83% (a)..........      2.75%       03/15/22              54,719
          16,604     Series 1993-1498, Class I, 1 Mo. LIBOR + 1.15% (a)...........      3.07%       04/15/23              16,830
          13,803     Series 1993-1552, Class I, 10 Yr. Constant Maturity Treasury
                        Rate - 0.65% (a)..........................................      1.15%       08/15/23              13,621
         126,418     Series 1993-1579, Class PM...................................      6.70%       09/15/23             134,981
         102,123     Series 1993-1630, Class PK...................................      6.00%       11/15/23             107,829
           8,119     Series 1993-1643, Class PK...................................      6.50%       12/15/23               8,572
         309,191     Series 1994-1710, Class G, 1 Mo. LIBOR + 1.50% (a)...........      3.42%       04/15/24             315,061
          15,490     Series 1998-2042, Class H, PO................................       (b)        03/15/28              14,628
           2,034     Series 1998-2089, Class PJ, IO...............................      7.00%       10/15/28                 218
           9,899     Series 1998-2102, Class Z....................................      6.00%       12/15/28              10,946
         960,154     Series 1999-21, Class A, 1 Mo. LIBOR + 0.18% (a).............      2.00%       10/25/29             954,936
         507,109     Series 1999-201, Class PO, PO, STRIPS........................       (b)        01/01/29             472,013
          58,666     Series 2000-2245, Class EA, PO...............................       (b)        08/15/30              56,670
           2,371     Series 2001-2365, Class LO, PO...............................       (b)        09/15/31               2,341
         196,736     Series 2002-48, Class 1A (c).................................      4.91%       07/25/33             215,029
          76,604     Series 2002-2405, Class BF...................................      7.00%       03/25/24              81,117
         150,747     Series 2002-2410, Class OG...................................      6.38%       02/15/32             187,338
         279,650     Series 2002-2425, Class PO, PO...............................       (b)        03/15/32             258,110
         158,734     Series 2002-2427, Class GE...................................      6.00%       03/15/32             179,132
         283,446     Series 2002-2437, Class SA, IO,
                        1 Mo. LIBOR (x) -1 + 7.90% (d)............................      5.98%       01/15/29              42,464
          78,233     Series 2002-2449, Class LO, PO...............................       (b)        05/15/32              70,990
          50,162     Series 2002-2499, Class PO, PO...............................       (b)        01/15/32              46,667
          17,482     Series 2003-58, Class 2A.....................................      6.50%       09/25/43              19,829
         151,976     Series 2003-225, Class PO, PO, STRIPS........................       (b)        11/15/33             139,051
          72,471     Series 2003-2557, Class HL...................................      5.30%       01/15/33              81,341
         154,588     Series 2003-2564, Class AC...................................      5.50%       02/15/33             171,799
         494,524     Series 2003-2574, Class PE...................................      5.50%       02/15/33             559,750
         237,022     Series 2003-2577, Class LI, IO...............................      5.50%       02/15/33              37,497
       1,546,000     Series 2003-2581, Class LL...................................      5.25%       03/15/33           1,683,823
         432,527     Series 2003-2586, Class TG...................................      5.50%       03/15/23             446,086
         111,315     Series 2003-2597, Class AE...................................      5.50%       04/15/33             119,329
       1,890,000     Series 2003-2613, Class LL...................................      5.00%       05/15/33           2,061,577
         225,911     Series 2003-2626, Class ZW...................................      5.00%       06/15/33             252,240
         492,485     Series 2003-2626, Class ZX...................................      5.00%       06/15/33             617,171
         110,000     Series 2003-2669, Class LL...................................      5.50%       08/15/33             123,137
           7,000     Series 2003-2676, Class LL...................................      5.50%       09/15/33               7,704
         725,867     Series 2004-2771, Class NL...................................      6.00%       03/15/34             840,002
         566,113     Series 2004-2793, Class PE...................................      5.00%       05/15/34             636,279
       1,311,364     Series 2004-2801, Class SE, IO,
                        1 Mo. LIBOR (x) -1 + 7.05% (d)............................      5.13%       07/15/32             212,641


Page 8                  See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal Home Loan Mortgage Corporation (Continued)
$        250,131     Series 2004-2835, Class QY, IO,
                        1 Mo. LIBOR (x) -1 + 7.90% (d) (e)........................      5.98%       12/15/32    $         40,567
          21,633     Series 2004-2863, Class PO, PO...............................       (b)        10/15/31              21,101
         195,974     Series 2004-2890, Class ZA...................................      5.00%       11/15/34             219,253
         525,991     Series 2004-2891, Class ZA...................................      6.50%       11/15/34             764,881
         430,900     Series 2004-2907, Class DZ...................................      4.00%       12/15/34             450,369
       2,124,171     Series 2005-233, Class 12, IO, STRIPS........................      5.00%       09/15/35             373,106
         573,593     Series 2005-234, Class IO, IO, STRIPS........................      4.50%       10/01/35              84,626
       1,015,962     Series 2005-2923, Class PO, PO...............................       (b)        01/15/35             944,044
           5,518     Series 2005-2934, Class EC, PO...............................       (b)        02/15/20               5,507
         638,000     Series 2005-2973, Class GE...................................      5.50%       05/15/35             787,058
         610,734     Series 2005-2980, Class AO, PO...............................       (b)        11/15/34             529,674
         221,706     Series 2005-2990, Class GO, PO...............................       (b)        02/15/35             200,218
         119,657     Series 2005-3001, Class OK, PO...............................       (b)        02/15/35             108,608
          69,297     Series 2005-3027, Class AP, PO...............................       (b)        05/15/29              64,228
         170,998     Series 2005-3031, Class BI, IO,
                        1 Mo. LIBOR (x) -1 + 6.69% (d)............................      4.77%       08/15/35              40,372
          19,315     Series 2005-3074, Class ZH...................................      5.50%       11/15/35              26,541
         259,901     Series 2005-3077, Class TO, PO...............................       (b)        04/15/35             245,514
          84,579     Series 2006-237, Class PO, PO, STRIPS........................       (b)        05/15/36              76,324
         499,441     Series 2006-238, Class 8, IO, STRIPS.........................      5.00%       04/15/36              91,276
         412,161     Series 2006-243, Class 11, IO, STRIPS (f)....................      7.00%       08/15/36              96,142
         213,689     Series 2006-3100, Class PO, PO...............................       (b)        01/15/36             195,006
         486,801     Series 2006-3114, Class GI, IO,
                        1 Mo. LIBOR (x) -1 + 6.60% (d)............................      4.68%       02/15/36              85,549
         263,101     Series 2006-3117, Class EO, PO...............................       (b)        02/15/36             237,256
          64,283     Series 2006-3117, Class OK, PO...............................       (b)        02/15/36              58,202
         855,525     Series 2006-3117, Class SO, PO...............................       (b)        02/15/36             751,350
          32,039     Series 2006-3117, Class ZU...................................      6.00%       02/15/36              48,270
          20,820     Series 2006-3122, Class OH, PO...............................       (b)        03/15/36              19,051
          20,645     Series 2006-3122, Class OP, PO...............................       (b)        03/15/36              19,130
           9,018     Series 2006-3122, Class ZW...................................      6.00%       03/15/36              12,928
          82,749     Series 2006-3134, Class PO, PO...............................       (b)        03/15/36              76,576
         156,742     Series 2006-3138, Class PO, PO...............................       (b)        04/15/36             142,811
         205,089     Series 2006-3140, Class XO, PO...............................       (b)        03/15/36             193,117
          39,547     Series 2006-3150, Class DZ...................................      5.50%       05/15/36              45,344
          23,665     Series 2006-3150, Class PO, PO...............................       (b)        05/15/36              22,272
         371,012     Series 2006-3152, Class MO, PO...............................       (b)        03/15/36             337,443
         787,804     Series 2006-3153, Class EO, PO...............................       (b)        05/15/36             704,635
          91,165     Series 2006-3171, Class MO, PO...............................       (b)        06/15/36              83,803
       2,860,664     Series 2006-3174, Class LF, 1 Mo. LIBOR + 0.35% (a)..........      2.27%       05/15/36           2,864,161
          33,066     Series 2006-3178, Class BO, PO...............................       (b)        06/15/36              29,623
         118,236     Series 2006-3179, Class OA, PO...............................       (b)        07/15/36             108,361
          50,750     Series 2006-3181, Class LO, PO...............................       (b)        07/15/36              46,873
         334,401     Series 2006-3200, Class PO, PO...............................       (b)        08/15/36             305,714
          71,166     Series 2006-3206, Class EO, PO...............................       (b)        08/15/36              63,154
       2,228,900     Series 2006-3210, Class SA, IO,
                        1 Mo. LIBOR (x) -1 + 6.60% (d)............................      4.68%       09/15/36             358,131
         106,928     Series 2006-3211, Class SO, PO...............................       (b)        09/15/36              97,789
          59,012     Series 2006-3217, Class CO, PO...............................       (b)        09/15/36              54,757


                        See Notes to Financial Statements                 Page 9


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal Home Loan Mortgage Corporation (Continued)
$        638,447     Series 2006-3218, Class AO, PO...............................       (b)        09/15/36    $        532,530
         208,163     Series 2006-3219, Class AO, PO...............................       (b)        09/15/36             186,002
         662,775     Series 2006-3223, Class FC, 1 Mo. LIBOR + 0.55% (a)..........      2.58%       04/15/32             669,137
         105,132     Series 2006-3225, Class EO, PO...............................       (b)        10/15/36              95,297
       1,295,431     Series 2006-3240, Class GO, PO...............................       (b)        11/15/36           1,217,037
         239,313     Series 2006-3242, Class CO, PO...............................       (b)        11/15/36             220,394
         170,560     Series 2006-3244, Class GO, PO...............................       (b)        11/15/36             150,439
         358,440     Series 2006-3244, Class QO, PO...............................       (b)        11/15/36             349,218
         242,033     Series 2006-3245, Class PO, PO...............................       (b)        11/15/36             221,847
         565,918     Series 2006-3252, Class LO, PO...............................       (b)        12/15/36             498,863
         468,144     Series 2006-3256, Class PO, PO...............................       (b)        12/15/36             421,136
         183,169     Series 2007-3260, Class BO, PO...............................       (b)        01/15/37             162,253
         378,947     Series 2007-3261, Class OA, PO...............................       (b)        01/15/37             338,350
       1,473,080     Series 2007-3262, Class KS, IO,
                        1 Mo. LIBOR (x) -1 + 6.41% (d)............................      4.49%       01/15/37             162,633
          72,371     Series 2007-3274, Class B....................................      6.00%       02/15/37              80,793
          36,852     Series 2007-3292, Class DO, PO...............................       (b)        03/15/37              35,944
         120,683     Series 2007-3296, Class OK, PO...............................       (b)        03/15/37             114,915
         327,682     Series 2007-3300, Class OC, PO...............................       (b)        04/15/37             299,284
       1,612,379     Series 2007-3300, Class XO, PO...............................       (b)        03/15/37           1,426,869
          20,763     Series 2007-3301, Class OY, PO...............................       (b)        04/15/37              18,007
          49,451     Series 2007-3305, Class PO, PO...............................       (b)        04/15/37              46,766
          77,154     Series 2007-3314, Class OW, PO...............................       (b)        05/15/37              66,174
         130,518     Series 2007-3317, Class CO, PO...............................       (b)        05/15/37             119,978
         385,576     Series 2007-3322, Class NF,
                        1 Mo. LIBOR (x) 2,566.67 - 16,683.33%, 0.00% Floor (a)....      0.00%       05/15/37             367,936
         161,598     Series 2007-3325, Class OB, PO...............................       (b)        06/15/37             151,027
          47,622     Series 2007-3326, Class KO, PO...............................       (b)        06/15/37              42,067
         319,143     Series 2007-3331, Class PO, PO...............................       (b)        06/15/37             291,677
          57,385     Series 2007-3340, Class PF, 1 Mo. LIBOR + 0.30% (a)..........      2.22%       07/15/37              57,237
          68,943     Series 2007-3349, Class MY...................................      5.50%       07/15/37              77,636
         189,393     Series 2007-3360, Class CB...................................      5.50%       08/15/37             207,174
          79,770     Series 2007-3369, Class BO, PO...............................       (b)        09/15/37              72,843
       1,421,021     Series 2007-3370, Class FM, 1 Mo. LIBOR + 0.62% (a)..........      2.54%       10/15/47           1,420,885
          90,637     Series 2007-3373, Class TO, PO...............................       (b)        04/15/37              81,190
         440,004     Series 2007-3376, Class OX, PO...............................       (b)        10/15/37             413,496
         140,671     Series 2007-3380, Class FS, 1 Mo. LIBOR + 0.35% (a)..........      2.27%       11/15/36             140,750
          38,513     Series 2007-3383, Class OP, PO...............................       (b)        11/15/37              34,671
         712,165     Series 2007-3384, Class TO, PO...............................       (b)        11/15/37             628,289
         391,365     Series 2007-3387, Class PO, PO...............................       (b)        11/15/37             349,831
         865,337     Series 2007-3391, Class PO, PO...............................       (b)        04/15/37             820,295
         785,397     Series 2007-3393, Class JO, PO...............................       (b)        09/15/32             740,726
         131,875     Series 2007-3403, Class OB, PO...............................       (b)        12/15/37             118,154
         270,665     Series 2007-3403, Class PO, PO...............................       (b)        12/15/37             258,901
         498,600     Series 2008-3406, Class B....................................      6.00%       01/15/38             530,356
          72,377     Series 2008-3413, Class B....................................      5.50%       04/15/37              79,104
         487,414     Series 2008-3419, Class LO, PO...............................       (b)        07/15/37             452,610
         379,048     Series 2008-3420, Class AZ...................................      5.50%       02/15/38             427,166
          30,932     Series 2008-3444, Class DO, PO...............................       (b)        01/15/37              27,903


Page 10                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal Home Loan Mortgage Corporation (Continued)
$        218,058     Series 2008-3448, Class SA, IO,
                        1 Mo. LIBOR (x) -1 + 6.05% (d)............................      4.13%       05/15/38    $         13,833
         188,923     Series 2008-3469, Class DO, PO...............................       (b)        07/15/38             176,447
         418,469     Series 2008-3469, Class EO, PO...............................       (b)        07/15/38             390,813
       4,355,850     Series 2009-3522, Class SE, IO,
                        1 Mo. LIBOR (x) -1 + 6.10% (d)............................      4.18%       04/15/39             753,307
          42,679     Series 2009-3523, Class SD,
                        1 Mo. LIBOR (x) -2.75 + 19.66% (d)........................     14.38%       06/15/36              55,728
       1,090,900     Series 2009-3542, Class ZP..................................       5.00%       06/15/39           1,270,767
         177,000     Series 2009-3550, Class LL...................................      4.50%       07/15/39             199,968
         498,229     Series 2009-3563, Class ZP...................................      5.00%       08/15/39             601,464
          20,062     Series 2009-3571, Class OC, PO...............................       (b)        05/15/37              18,172
       3,465,059     Series 2009-3572, Class JS, IO,
                        1 Mo. LIBOR (x) -1 + 6.80% (d)............................      4.88%       09/15/39             484,418
          29,643     Series 2009-3585, Class QZ...................................      5.00%       08/15/39              39,044
         194,207     Series 2009-3587, Class FX, 1 Mo. LIBOR (a)..................      1.92%       12/15/37             191,064
         970,333     Series 2009-3591, Class PO, PO...............................       (b)        10/15/39             915,929
       1,241,475     Series 2009-3593, Class F, 1 Mo. LIBOR + 0.50% (a)...........      2.60%       03/15/36           1,243,559
       2,396,317     Series 2009-3605, Class NC...................................      5.50%       06/15/37           2,697,520
         311,610     Series 2009-3606, Class BO, PO...............................       (b)        12/15/39             279,921
         355,553     Series 2009-3607, Class BO, PO...............................       (b)        04/15/36             325,102
       1,165,999     Series 2009-3607, Class OP, PO...............................       (b)        07/15/37           1,021,924
         159,535     Series 2009-3611, Class PO, PO...............................       (b)        07/15/34             146,369
         205,925     Series 2010-3621, Class BO, PO...............................       (b)        01/15/40             186,770
         163,231     Series 2010-3621, Class PO, PO...............................       (b)        01/15/40             147,402
         500,000     Series 2010-3622, Class PB...................................      5.00%       01/15/40             567,962
         332,631     Series 2010-3623, Class LO, PO...............................       (b)        01/15/40             301,137
         126,000     Series 2010-3626, Class ME...................................      5.00%       01/15/40             143,401
         700,649     Series 2010-3632, Class BS,
                        1 Mo. LIBOR (x) -3.33 + 17.50% (d)........................     11.10%       02/15/40             921,107
           4,534     Series 2010-3637, Class LJ...................................      3.50%       02/15/25               4,529
         107,000     Series 2010-3645, Class WD...................................      4.50%       02/15/40             121,731
         661,000     Series 2010-3667, Class PL...................................      5.00%       05/15/40             738,673
         111,575     Series 2010-3687, Class HB...................................      2.50%       07/15/38             111,718
         195,434     Series 2010-3688, Class HI, IO...............................      5.00%       11/15/21               4,339
         116,471     Series 2010-3699, Class FD, 1 Mo. LIBOR + 0.60% (a)..........      2.52%       07/15/40             117,463
       2,112,136     Series 2010-3704, Class ED...................................      4.00%       12/15/36           2,181,712
         400,000     Series 2010-3714, Class PB...................................      4.75%       08/15/40             480,279
          15,999     Series 2010-3716, Class PC...................................      2.50%       04/15/38              16,035
         452,549     Series 2010-3722, Class AI, IO...............................      3.50%       09/15/20               5,459
       2,530,874     Series 2010-3726, Class BI, IO...............................      6.00%       07/15/30              70,488
       1,168,031     Series 2010-3735, Class IK, IO...............................      3.50%       10/15/25              76,697
         172,223     Series 2010-3735, Class JI, IO...............................      4.50%       10/15/30              20,901
          89,883     Series 2010-3739, Class MB...................................      4.00%       06/15/37              91,024
         610,244     Series 2010-3740, Class SC, IO,
                        1 Mo. LIBOR (x) -1 + 6.00% (d)............................      4.08%       10/15/40              85,868
         600,299     Series 2010-3755, Class AI, IO (e)...........................      3.50%       11/15/20               7,897
         893,993     Series 2010-3764, Class QA...................................      4.00%       10/15/29             905,060
          74,349     Series 2010-3770, Class GZ...................................      4.50%       10/15/40              95,179
          64,391     Series 2010-3773, Class PH...................................      2.50%       06/15/25              64,389


                        See Notes to Financial Statements                Page 11


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal Home Loan Mortgage Corporation (Continued)
$         75,816     Series 2010-3775, Class LD...................................      3.00%       12/15/20    $         76,139
         220,323     Series 2010-3775, Class LI, IO...............................      3.50%       12/15/20               3,013
         312,000     Series 2010-3780, Class AV...................................      4.00%       04/15/31             340,342
         159,988     Series 2011-3795, Class ED...................................      3.00%       10/15/39             162,524
         600,000     Series 2011-3796, Class PB...................................      5.00%       01/15/41             712,909
         386,647     Series 2011-3819, Class ZQ...................................      6.00%       04/15/36             445,818
             417     Series 2011-3820, Class DA...................................      4.00%       11/15/35                 416
       1,864,696     Series 2011-3820, Class GZ...................................      5.00%       03/15/41           2,219,080
         300,000     Series 2011-3820, Class NC...................................      4.50%       03/15/41             344,103
         431,076     Series 2011-3827, Class BM...................................      5.50%       08/15/39             442,479
         153,801     Series 2011-3828, Class SY,
                        1 Mo. LIBOR (x) -3 + 13.20% (d)...........................      7.44%       02/15/41             237,945
       1,681,064     Series 2011-3841, Class JZ...................................      5.00%       04/15/41           1,952,846
         103,547     Series 2011-3842, Class BS,
                        1 Mo. LIBOR (x) -5 + 22.75% (d)...........................     12.59%       04/15/41             201,777
         300,000     Series 2011-3844, Class PC...................................      5.00%       04/15/41             371,465
       1,111,832     Series 2011-3852, Class SW, IO,
                        1 Mo. LIBOR (x) -1 + 6.00% (d)............................      4.08%       05/15/41             169,733
       1,552,337     Series 2011-3860, Class PZ...................................      5.00%       05/15/41           1,813,120
         181,825     Series 2011-3862, Class TO, PO...............................       (b)        05/15/41             162,041
         278,771     Series 2011-3868, Class PO, PO...............................       (b)        05/15/41             252,348
         273,014     Series 2011-3884, Class DL...................................      3.00%       02/15/25             273,879
         525,000     Series 2011-3890, Class ME...................................      5.00%       07/15/41             640,672
       1,387,000     Series 2011-3895, Class PW...................................      4.50%       07/15/41           1,678,646
           5,597     Series 2011-3902, Class MA...................................      4.50%       07/15/39               5,595
       1,641,595     Series 2011-3925, Class ZD...................................      4.50%       09/15/41           1,962,498
       1,570,227     Series 2011-3926, Class SH, IO,
                        1 Mo. LIBOR (x) -1 + 6.55% (d)............................      4.63%       05/15/40              95,323
         613,604     Series 2011-3935, Class LI, IO...............................      3.00%       10/15/21              11,220
       2,453,657     Series 2011-3951, Class AO, PO...............................       (b)        03/15/32           2,258,708
          51,287     Series 2011-3954, Class JE...................................      5.00%       08/15/29              51,885
       1,845,764     Series 2011-3956, Class KI, IO...............................      3.00%       11/15/21              40,404
         624,577     Series 2011-3960, Class BU...................................      3.50%       02/15/30             635,621
         642,200     Series 2011-3968, Class AI, IO...............................      3.00%       12/15/21              13,857
         962,923     Series 2012-267, Class S5, IO, STRIPS,
                        1 Mo. LIBOR (x) -1 + 6.00% (d)............................      4.08%       08/15/42             152,765
         116,418     Series 2012-278, Class F1, STRIPS,
                        1 Mo. LIBOR + 0.45% (a)...................................      2.37%       09/15/42             116,903
       1,453,256     Series 2012-3994, Class AI, IO...............................      3.00%       02/15/22              33,113
         916,920     Series 2012-3999, Class WA (f)...............................      5.37%       08/15/40           1,022,611
       1,678,000     Series 2012-4000, Class PY...................................      4.50%       02/15/42           2,104,245
       1,241,507     Series 2012-4002, Class DE...................................      2.50%       03/15/30           1,246,371
          59,000     Series 2012-4012, Class GC...................................      3.50%       06/15/40              61,619
          37,891     Series 2012-4015, Class KB...................................      1.75%       05/15/41              37,209
         970,996     Series 2012-4021, Class IP, IO...............................      3.00%       03/15/27              60,230
       1,005,770     Series 2012-4026, Class GZ...................................      4.50%       04/15/42           1,259,259
       1,852,309     Series 2012-4030, Class IL, IO...............................      3.50%       04/15/27             131,590
         241,132     Series 2012-4038, Class CS,
                        1 Mo. LIBOR (x) -3 + 12.00% (d)...........................      5.91%       04/15/42             269,916
       1,416,085     Series 2012-4048, Class FJ, 1 Mo. LIBOR + 0.40% (a)..........      2.50%       07/15/37           1,413,614
       3,257,887     Series 2012-4054, Class AI, IO...............................      3.00%       04/15/27             220,243
       3,876,394     Series 2012-4057, Class ZC...................................      3.50%       06/15/42           4,121,852
         467,411     Series 2012-4076, Class QB...................................      1.75%       11/15/41             454,242


Page 12                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal Home Loan Mortgage Corporation (Continued)
$      3,363,469     Series 2012-4077, Class TS, IO,
                        1 Mo. LIBOR (x) -1 + 6.00% (d) (e)........................      4.08%       05/15/41    $        532,711
         586,959     Series 2012-4090, Class YZ...................................      4.50%       08/15/42             764,259
          65,983     Series 2012-4097, Class ES, IO,
                        1 Mo. LIBOR (x) -1 + 6.10% (d)............................      4.18%       08/15/42              11,467
         611,293     Series 2012-4097, Class SA, IO,
                        1 Mo. LIBOR (x) -1 + 6.05% (d)............................      4.13%       08/15/42             111,091
       1,447,000     Series 2012-4098, Class PE...................................      4.00%       08/15/42           1,626,386
         628,895     Series 2012-4103, Class HI, IO...............................      3.00%       09/15/27              47,130
          74,640     Series 2012-4116, Class AS, IO,
                        1 Mo. LIBOR (x) -1 + 6.15% (d)............................      4.23%       10/15/42              13,357
      32,413,385     Series 2012-4117, Class PA...................................      1.25%       02/15/42          31,580,365
       3,569,548     Series 2012-4121, Class HI, IO...............................      3.50%       10/15/27             299,574
       3,310,719     Series 2012-4132, Class AI, IO...............................      4.00%       10/15/42             534,791
         831,079     Series 2012-4136, Class TU, IO,
                        1 Mo. LIBOR (x) -22.50 + 139.50%, 4.50% Cap (d)...........      4.50%       08/15/42             136,064
         760,158     Series 2012-4145, Class YI, IO...............................      3.00%       12/15/27              55,510
         739,809     Series 2013-299, Class S1, IO, STRIPS,
                        1 Mo. LIBOR (x) -1 + 6.00% (d)............................      4.08%       01/15/43             115,899
         873,692     Series 2013-303, Class C2, IO, STRIPS........................      3.50%       01/15/28              74,409
      12,264,248     Series 2013-303, Class C12, IO, STRIPS.......................      4.00%       12/15/32           1,407,002
         748,768     Series 2013-304, Class C37, IO, STRIPS.......................      3.50%       12/15/27              46,964
       3,671,064     Series 2013-304, Class C40, IO, STRIPS.......................      3.50%       09/15/26             257,826
       4,104,914     Series 2013-4151, Class DI, IO...............................      3.50%       11/15/31             268,685
       7,914,242     Series 2013-4154, Class IB, IO...............................      3.50%       01/15/28             695,285
         655,000     Series 2013-4176, Class HE...................................      4.00%       03/15/43             752,326
         702,650     Series 2013-4177, Class GL...................................      3.00%       03/15/33             737,843
       8,226,841     Series 2013-4193, Class AI, IO...............................      3.00%       04/15/28             642,004
         826,035     Series 2013-4193, Class PB...................................      4.00%       04/15/43             969,299
      21,532,466     Series 2013-4194, Class GI, IO...............................      4.00%       04/15/43           3,213,159
       6,429,021     Series 2013-4203, Class US,
                        1 Mo. LIBOR (x) -1.50 + 6.00% (d).........................      3.12%       05/15/33           6,659,402
         500,000     Series 2013-4211, Class PB...................................      3.00%       05/15/43             525,489
       1,674,101     Series 2013-4213, Class MZ...................................      4.00%       06/15/43           1,854,188
         415,289     Series 2013-4226, Class NS,
                        1 Mo. LIBOR (x) -3 + 10.50% (d)...........................      4.41%       01/15/43             475,654
         589,563     Series 2013-4239, Class IO, IO...............................      3.50%       06/15/27              45,878
       1,450,000     Series 2013-4247, Class AY...................................      4.50%       09/15/43           1,735,719
         501,402     Series 2013-4249, Class KO, PO...............................       (b)        11/15/42             458,969
         877,343     Series 2013-4261, Class GS,
                        1 Mo. LIBOR (x) -2.75 + 10.98% (d)........................      5.71%       01/15/41           1,100,501
       1,453,182     Series 2013-4265, Class IB, IO...............................      4.50%       12/15/24             100,984
         161,512     Series 2013-4270, Class AP...................................      2.50%       04/15/40             161,902
         296,434     Series 2014-4300, Class IM, IO...............................      3.00%       03/15/37              17,268
         644,832     Series 2014-4314, Class CI, IO...............................      6.00%       03/15/44             151,783
         533,286     Series 2014-4316, Class XZ...................................      4.50%       03/15/44             628,553
         791,712     Series 2014-4318, Class CI, IO...............................      4.00%       03/15/22              15,787
      13,694,695     Series 2014-4329, Class VZ...................................      4.00%       04/15/44          15,056,625
       2,163,116     Series 2014-4332, Class PO, PO...............................       (b)        01/15/33           2,124,273
         727,927     Series 2014-4337, Class TV...................................      4.00%       10/15/45             732,597
       7,473,980     Series 2014-4387, Class IE, IO...............................      2.50%       11/15/28             482,458


                        See Notes to Financial Statements                Page 13


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal Home Loan Mortgage Corporation (Continued)
$        809,144     Series 2015-343, Class F4, STRIPS,
                        1 Mo. LIBOR + 0.35% (a)...................................      2.45%       10/15/37    $        810,592
      28,833,652     Series 2015-4483, Class ZX...................................      4.15%       06/15/44          32,506,799
       1,677,884     Series 2015-4487, Class CB...................................      3.50%       06/15/45           1,693,948
       1,277,120     Series 2015-4503, Class MI, IO...............................      5.00%       08/15/45             242,218
       1,003,815     Series 2015-4512, Class W (c) (f)............................      5.38%       05/15/38           1,113,807
         204,552     Series 2015-4520, Class AI, IO...............................      3.50%       10/15/35              23,989
         535,701     Series 2015-4522, Class JZ...................................      2.00%       01/15/45             553,075
         247,884     Series 2016-4546, Class PZ...................................      4.00%       12/15/45             312,121
         419,606     Series 2016-4546, Class ZT...................................      4.00%       01/15/46             517,432
         128,801     Series 2016-4568, Class MZ...................................      4.00%       04/15/46             160,265
       8,076,372     Series 2016-4572, Class LI, IO...............................      4.00%       08/15/45           1,206,774
       3,197,888     Series 2016-4591, Class GI, IO...............................      4.00%       12/15/44             531,822
       1,864,920     Series 2016-4596, Class FL, 1 Mo. LIBOR + 0.50% (a)..........      2.60%       11/15/41           1,865,752
         771,702     Series 2016-4600, Class WT...................................      3.50%       07/15/36             858,150
         424,625     Series 2016-4605, Class KS,
                        1 Mo. LIBOR (x) -1.57 + 4.71% (d).........................      1.52%       08/15/43             452,048
       1,350,861     Series 2016-4609, Class YI, IO...............................      4.00%       04/15/54              85,894
         535,981     Series 2016-4613, Class AF, 1 Mo. LIBOR + 1.10% (a)..........      3.02%       11/15/37             547,610
       1,366,688     Series 2016-4615, Class GT,
                        1 Mo. LIBOR (x) -4 + 16.00%, 4.00% Cap (d)................      4.00%       10/15/42           1,401,080
      32,816,495     Series 2016-4619, Class IB, IO...............................      4.00%       12/15/47           1,941,795
       4,258,841     Series 2016-4641, Class DI, IO...............................      5.00%       05/15/41             633,281
       1,173,000     Series 2017-4650, Class JH...................................      3.00%       01/15/47           1,217,588
         600,000     Series 2017-4681, Class JY...................................      2.50%       05/15/47             593,819
       2,801,348     Series 2018-4780, Class VA...................................      4.00%       05/15/29           3,028,118
       9,924,000     Series 2018-4826, Class ME...................................      3.50%       09/15/48          10,292,645
      10,001,000     Series 2018-4858, Class EK...................................      4.00%       01/15/49          10,659,976
       2,895,147     Series 2019-4872, Class BZ...................................      4.00%       04/15/49           3,327,420
                  Federal National Mortgage Association
             430     Series 1990-13, Class E......................................      9.00%       02/25/20                 432
              94     Series 1990-108, Class G.....................................      7.00%       09/25/20                  95
             210     Series 1990-109, Class J.....................................      7.00%       09/25/20                 211
           4,178     Series 1991-30, Class PN.....................................      9.00%       10/25/21               4,241
               4     Series 1991-130, Class D, PO.................................       (b)        09/25/21                   4
         183,345     Series 1992-38, Class GZ.....................................      7.50%       07/25/22             193,873
              37     Series 1992-44, Class ZQ.....................................      8.00%       07/25/22                  38
           5,903     Series 1992-185, Class ZB....................................      7.00%       10/25/22               6,227
           1,027     Series 1993-3, Class K.......................................      7.00%       02/25/23               1,072
          11,855     Series 1993-39, Class Z......................................      7.50%       04/25/23              12,570
           1,592     Series 1993-46, Class FH, 7 Yr. Constant Maturity Treasury
                        Rate - 0.20% (a)..........................................      1.54%       04/25/23               1,581
         151,955     Series 1993-169, Class L.....................................      6.50%       09/25/23             161,472
          51,346     Series 1993-171, Class SB, 10 Yr. Constant Maturity Treasury
                        Rate (x) -2.17 + 21.99% (d)...............................     18.09%       09/25/23              62,328
          43,167     Series 1993-214, Class 2, IO, STRIPS.........................      7.50%       03/25/23               3,941
         344,577     Series 1993-222, Class 2, IO, STRIPS.........................      7.00%       06/25/23              32,116
          21,895     Series 1993-230, Class FA, 1 Mo. LIBOR + 0.60% (a)...........      2.42%       12/25/23              22,044
             234     Series 1994-24, Class H, PO..................................       (b)        11/25/23                 226
         236,555     Series 1994-61, Class FG, 1 Mo. LIBOR + 1.50% (a)............      3.32%       04/25/24             240,068


Page 14                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal National Mortgage Association (Continued)
$         53,010     Series 1996-51, Class AY, IO.................................      7.00%       12/18/26    $          7,912
         126,715     Series 1998-37, Class VZ.....................................      6.00%       06/17/28             133,505
         742,209     Series 2000-45, Class SD, IO,
                        1 Mo. LIBOR (x) -1 + 7.95% (d)............................      6.07%       12/18/30              87,718
           1,503     Series 2001-8, Class SE, IO,
                        1 Mo. LIBOR (x) -1 + 8.60% (d) (e)........................      6.71%       02/17/31                  42
         139,461     Series 2001-34, Class SR, IO,
                        1 Mo. LIBOR (x) -1 + 8.10% (d)............................      6.22%       08/18/31              12,166
          48,867     Series 2001-37, Class PO, PO.................................       (b)        08/25/31              45,742
           3,247     Series 2001-42, Class SB,
                        1 Mo. LIBOR (x) -16 + 128.00%, 8.50% Cap (d)..............      8.50%       09/25/31               3,674
         229,338     Series 2001-46, Class F, 1 Mo. LIBOR + 0.40% (a).............      2.28%       09/18/31             227,179
         155,467     Series 2001-314, Class 1, PO, STRIPS.........................       (b)        07/25/31             144,036
           9,927     Series 2002-22, Class G......................................      6.50%       04/25/32              11,481
         117,685     Series 2002-30, Class Z......................................      6.00%       05/25/32             131,497
         212,880     Series 2002-41, Class PO, PO.................................       (b)        07/25/32             197,925
          64,377     Series 2002-80, Class CZ.....................................      4.50%       09/25/32              74,357
         133,885     Series 2002-320, Class 2, IO, STRIPS.........................      7.00%       04/25/32              29,485
         138,725     Series 2002-323, Class 6, IO, STRIPS.........................      6.00%       01/25/32              26,176
         342,260     Series 2002-324, Class 2, IO, STRIPS.........................      6.50%       07/25/32              64,161
         145,069     Series 2002-329, Class 1, PO, STRIPS.........................       (b)        01/25/33             131,979
          41,671     Series 2003-14, Class AT.....................................      4.00%       03/25/33              42,929
         113,700     Series 2003-21, Class OA.....................................      4.00%       03/25/33             120,624
         125,559     Series 2003-32, Class UI, IO.................................      6.00%       05/25/33              25,265
         467,580     Series 2003-45, Class JB.....................................      5.50%       06/25/33             530,568
          88,539     Series 2003-52, Class NA.....................................      4.00%       06/25/23              89,767
          44,457     Series 2003-63, Class F1, 1 Mo. LIBOR + 0.30% (a)............      2.12%       11/25/27              44,457
       2,136,001     Series 2003-63, Class IP, IO.................................      6.00%       07/25/33             427,378
         355,000     Series 2003-71, Class NH.....................................      4.29%       08/25/33             407,382
       1,097,865     Series 2003-75, Class GI, IO.................................      5.00%       08/25/23              50,471
         172,506     Series 2003-109, Class YB....................................      6.00%       11/25/33             207,277
         461,527     Series 2003-343, Class 2, IO, STRIPS.........................      4.50%       10/25/33              74,395
         365,332     Series 2003-345, Class 14, IO, STRIPS........................      6.00%       03/25/34              71,348
          69,704     Series 2003-348, Class 17, IO, STRIPS........................      7.50%       12/25/33              15,145
          98,885     Series 2003-348, Class 18, IO, STRIPS (f)....................      7.50%       12/25/33              22,506
         102,451     Series 2003-W3, Class 2A5....................................      5.36%       06/25/42             114,630
         132,451     Series 2003-W6, Class 1A41...................................      5.40%       10/25/42             147,726
          37,141     Series 2003-W10, Class 1A4...................................      4.51%       06/25/43              40,386
          75,586     Series 2003-W12, Class 1A8...................................      4.55%       06/25/43              81,648
         296,740     Series 2004-10, Class ZB.....................................      6.00%       02/25/34             335,276
       1,024,952     Series 2004-18, Class EZ.....................................      6.00%       04/25/34           1,177,453
         322,807     Series 2004-25, Class LC.....................................      5.50%       04/25/34             369,636
         304,979     Series 2004-25, Class UC.....................................      5.50%       04/25/34             353,133
          37,455     Series 2004-28, Class ZH.....................................      5.50%       05/25/34              51,249
           4,881     Series 2004-36, Class TA.....................................      5.50%       08/25/33               4,887
          38,478     Series 2004-59, Class BG, PO.................................       (b)        12/25/32              35,265
         602,039     Series 2004-60, Class AC.....................................      5.50%       04/25/34             677,230
         189,081     Series 2004-61, Class DO, PO.................................       (b)        05/25/33             173,322
         156,404     Series 2004-69, Class PO, PO.................................       (b)        05/25/33             148,286
          14,688     Series 2004-W9, Class 1A3....................................      6.05%       02/25/44              16,506
       1,784,798     Series 2004-W10, Class A6....................................      5.75%       08/25/34           1,991,077
       3,011,769     Series 2005-2, Class S, IO,
                        1 Mo. LIBOR (x) -1 + 6.60% (d)............................      4.78%       02/25/35             560,055


                        See Notes to Financial Statements                Page 15


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal National Mortgage Association (Continued)
$        599,940     Series 2005-2, Class TB, IO,
                        1 Mo. LIBOR (x) -1 + 5.90%, 0.40% Cap (d).................      0.40%       07/25/33    $          6,915
          51,755     Series 2005-29, Class ZT.....................................      5.00%       04/25/35              65,477
         131,531     Series 2005-40, Class SA, IO,
                        1 Mo. LIBOR (x) -1 + 6.70% (d)............................      4.88%       05/25/35              23,316
           1,997     Series 2005-43, Class PB.....................................      5.00%       02/25/34               1,995
             797     Series 2005-48, Class AR.....................................      5.50%       02/25/35                 796
         618,251     Series 2005-52, Class PO, PO.................................       (b)        06/25/35             566,646
         254,608     Series 2005-52, Class TZ.....................................      6.50%       06/25/35             374,948
          21,914     Series 2005-52, Class WZ.....................................      6.50%       06/25/35              22,118
         281,249     Series 2005-56, Class PO, PO.................................       (b)        07/25/35             253,439
         933,337     Series 2005-57, Class KZ.....................................      6.00%       07/25/35           1,233,933
          14,482     Series 2005-67, Class SC,
                        1 Mo. LIBOR (x) -2.15 + 14.41% (d)........................     10.49%       08/25/35              18,990
           4,629     Series 2005-68, Class BC.....................................      5.25%       06/25/35               4,642
          70,454     Series 2005-79, Class NS, IO,
                        1 Mo. LIBOR (x) -1 + 6.09% (d)............................      4.27%       09/25/35              13,058
       7,149,746     Series 2005-86, Class WZ.....................................      5.50%       10/25/35           7,955,217
          20,773     Series 2005-87, Class SC,
                        1 Mo. LIBOR (x) -1.67 + 13.83% (d)........................     10.80%       10/25/35              28,302
          43,086     Series 2005-90, Class ES,
                        1 Mo. LIBOR (x) -2.50 + 16.88% (d)........................     12.32%       10/25/35              56,523
          48,542     Series 2005-95, Class WZ.....................................      6.00%       11/25/35              72,031
          55,030     Series 2005-102, Class DS,
                        1 Mo. LIBOR (x) -2.75 + 19.80% (d)........................     14.79%       11/25/35              68,752
         637,000     Series 2005-104, Class UE....................................      5.50%       12/25/35             736,059
          12,048     Series 2005-113, Class DO, PO................................       (b)        01/25/36              10,850
         218,916     Series 2005-359, Class 6, IO, STRIPS.........................      5.00%       11/25/35              30,224
         628,078     Series 2005-359, Class 12, IO, STRIPS........................      5.50%       10/25/35             118,656
         173,418     Series 2005-362, Class 13, IO, STRIPS........................      6.00%       08/25/35              33,580
          90,438     Series 2005-W1, Class 1A2....................................      6.50%       10/25/44             105,657
          51,765     Series 2006-5, Class 2A2 (c).................................      4.57%       02/25/35              54,947
      41,608,476     Series 2006-5, Class N2, IO (c)..............................      0.00%       02/25/35                 416
         247,883     Series 2006-8, Class HK, PO..................................       (b)        03/25/36             216,391
         103,194     Series 2006-8, Class WQ, PO..................................       (b)        03/25/36              90,121
          92,518     Series 2006-15, Class IS, IO,
                        1 Mo. LIBOR (x) -1 + 6.58% (d)............................      4.76%       03/25/36              18,350
       2,145,795     Series 2006-20, Class PI, IO,
                        1 Mo. LIBOR (x) -1 + 6.68% (d)............................      4.86%       11/25/30             260,337
         145,357     Series 2006-22, Class AO, PO.................................       (b)        04/25/36             132,457
          89,247     Series 2006-27, Class OH, PO.................................       (b)        04/25/36              82,327
          22,434     Series 2006-31, Class PZ.....................................      6.00%       05/25/36              33,704
          32,311     Series 2006-36, Class CO, PO.................................       (b)        05/25/36              30,063
         266,083     Series 2006-36, Class NO, PO.................................       (b)        05/25/36             240,405
          60,482     Series 2006-42, Class CF, 1 Mo. LIBOR + 0.45% (a)............      2.27%       06/25/36              60,610
       2,450,537     Series 2006-42, Class EI, IO,
                        1 Mo. LIBOR (x) -1 + 6.55% (d)............................      4.73%       06/25/36             358,326
         229,472     Series 2006-44, Class GO, PO.................................       (b)        06/25/36             209,414
         151,544     Series 2006-44, Class P, PO..................................       (b)        12/25/33             138,623
          80,999     Series 2006-50, Class PS, PO.................................       (b)        06/25/36              76,346
         995,383     Series 2006-56, Class OM, PO.................................       (b)        07/25/36             909,647
         111,232     Series 2006-56, Class PO, PO.................................       (b)        07/25/36             101,157
         171,109     Series 2006-58, Class AP, PO.................................       (b)        07/25/36             154,441
         311,378     Series 2006-58, Class PO, PO.................................       (b)        07/25/36             283,861
         501,059     Series 2006-59, Class KO, PO.................................       (b)        07/25/36             457,232
         653,767     Series 2006-59, Class SL, IO,
                        1 Mo. LIBOR (x) -1 + 6.57% (d) (e)........................      4.75%       07/25/36              97,384
          27,176     Series 2006-60, Class DO, PO.................................       (b)        04/25/35              26,907


Page 16                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal National Mortgage Association (Continued)
$        364,458     Series 2006-60, Class OG, PO.................................       (b)        07/25/36    $        327,451
         205,133     Series 2006-65, Class QO, PO.................................       (b)        07/25/36             187,722
         554,743     Series 2006-69, Class GO, PO.................................       (b)        08/25/36             505,162
         104,644     Series 2006-72, Class TO, PO.................................       (b)        08/25/36              93,650
          39,513     Series 2006-75, Class AO, PO.................................       (b)        08/25/36              35,651
         154,974     Series 2006-79, Class DO, PO.................................       (b)        08/25/36             146,303
         726,339     Series 2006-80, Class PH.....................................      6.00%       08/25/36             811,535
          50,779     Series 2006-81, Class EO, PO.................................       (b)        09/25/36              47,771
          41,312     Series 2006-84, Class OT, PO.................................       (b)        09/25/36              37,653
         140,153     Series 2006-84, Class PK.....................................      5.50%       02/25/36             141,278
         128,139     Series 2006-85, Class MZ.....................................      6.50%       09/25/36             144,987
          90,943     Series 2006-91, Class PO, PO.................................       (b)        09/25/36              81,646
          99,232     Series 2006-109, Class PO, PO................................       (b)        11/25/36              89,096
       3,083,642     Series 2006-110, Class PI, IO................................      5.50%       11/25/36             647,227
         125,510     Series 2006-110, Class PO, PO................................       (b)        11/25/36             113,984
         318,928     Series 2006-114, Class AO, PO................................       (b)        12/25/36             307,849
       3,042,241     Series 2006-116, Class ES, IO,
                        1 Mo. LIBOR (x) -1 + 6.65% (d)............................      4.83%       12/25/36             593,098
         295,922     Series 2006-117, Class GF, 1 Mo. LIBOR + 0.35% (a)...........      2.17%       12/25/36             294,771
       3,481,196     Series 2006-118, Class A1, 1 Mo. LIBOR + 0.06% (a)...........      2.08%       12/25/36           3,461,037
         112,953     Series 2006-124, Class LO, PO................................       (b)        01/25/37             101,405
          44,010     Series 2006-124, Class UO, PO................................       (b)        01/25/37              39,512
           1,416     Series 2006-126, Class DZ....................................      5.50%       01/25/37               1,480
         137,352     Series 2006-126, Class PO, PO................................       (b)        01/25/37             123,001
         327,267     Series 2006-128, Class PO, PO................................       (b)        01/25/37             293,523
          23,689     Series 2006-377, Class 1, PO, STRIPS.........................       (b)        10/25/36              21,327
          66,404     Series 2006-378, Class 31, IO, STRIPS........................      4.50%       06/25/21                 817
         313,274     Series 2007-7, Class KA......................................      5.75%       08/25/36             383,390
         162,218     Series 2007-14, Class OP, PO.................................       (b)        03/25/37             147,876
          37,692     Series 2007-25, Class FB, 1 Mo. LIBOR + 0.33% (a)............      2.15%       04/25/37              37,597
       1,227,433     Series 2007-28, Class ZA.....................................      6.00%       04/25/37           1,353,203
         806,424     Series 2007-30, Class WO, PO.................................       (b)        04/25/37             731,803
          64,273     Series 2007-32, Class KT.....................................      5.50%       04/25/37              73,181
         236,784     Series 2007-36, Class GO, PO.................................       (b)        04/25/37             217,939
         881,458     Series 2007-36, Class PO, PO.................................       (b)        04/25/37             804,049
         796,779     Series 2007-39, Class LO, PO.................................       (b)        05/25/37             709,503
         158,933     Series 2007-42, Class CO, PO.................................       (b)        05/25/37             138,670
         298,107     Series 2007-44, Class AO, PO.................................       (b)        05/25/37             280,719
          36,810     Series 2007-44, Class KO, PO.................................       (b)        05/25/37              33,163
         340,546     Series 2007-44, Class LO, PO.................................       (b)        05/25/37             305,960
         389,309     Series 2007-44, Class OB, PO.................................       (b)        05/25/37             366,385
          70,478     Series 2007-48, Class PO, PO.................................       (b)        05/25/37              66,578
         750,631     Series 2007-57, Class ZG.....................................      4.75%       06/25/37             895,202
         488,044     Series 2007-60, Class ZS.....................................      4.75%       07/25/37             602,652
             194     Series 2007-67, Class SA, IO,
                        1 Mo. LIBOR (x) -1 + 6.75% (d)............................      4.93%       04/25/37                   0
         505,051     Series 2007-68, Class AE.....................................      6.50%       07/25/37             641,528
          88,872     Series 2007-102, Class OT, PO................................       (b)        11/25/37              80,575
         431,607     Series 2007-116, Class PB....................................      5.50%       08/25/35             490,091
         234,727     Series 2007-117, Class MD....................................      5.50%       07/25/37             247,865
         118,207     Series 2008-3, Class FZ, 1 Mo. LIBOR + 0.55% (a).............      2.37%       02/25/38             122,619
          17,973     Series 2008-8, Class ZA......................................      5.00%       02/25/38              21,077


                        See Notes to Financial Statements                Page 17


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal National Mortgage Association (Continued)
$         21,763     Series 2008-16, Class AB.....................................      5.50%       12/25/37    $         22,158
          22,568     Series 2008-17, Class IP, IO.................................      6.50%       02/25/38               3,322
           8,424     Series 2008-64, Class EO, PO.................................       (b)        08/25/38               7,490
         344,564     Series 2008-65, Class PE.....................................      5.75%       08/25/38             394,187
       1,021,737     Series 2008-92, Class PO, PO.................................       (b)        12/25/38             897,108
       1,229,674     Series 2008-389, Class 4, IO, STRIPS.........................      6.00%       03/25/38             200,323
          27,923     Series 2009-10, Class AB.....................................      5.00%       03/25/24              28,911
       1,426,456     Series 2009-11, Class PI, IO.................................      5.50%       03/25/36             300,924
          45,170     Series 2009-14, Class BS, IO,
                        1 Mo. LIBOR (x) -1 + 6.25% (d)............................      4.43%       03/25/24               1,714
         106,998     Series 2009-47, Class PE.....................................      4.00%       07/25/39             108,987
       4,400,000     Series 2009-50, Class GX.....................................      5.00%       07/25/39           5,426,278
         800,520     Series 2009-64, Class ZD.....................................      8.00%       08/25/39           1,024,427
         157,140     Series 2009-69, Class PO, PO.................................       (b)        09/25/39             141,275
          82,243     Series 2009-70, Class CO, PO.................................       (b)        01/25/37              72,098
               3     Series 2009-81, Class GC.....................................      3.50%       12/25/19                   3
       4,548,766     Series 2009-85, Class J......................................      4.50%       10/25/39           4,966,553
         876,403     Series 2009-86, Class OT, PO.................................       (b)        10/25/37             822,056
         342,481     Series 2009-91, Class HL.....................................      5.00%       11/25/39             356,058
          47,000     Series 2009-92, Class DB.....................................      5.00%       11/25/39              56,783
         689,741     Series 2009-103, Class PZ....................................      6.00%       12/25/39             995,096
       1,076,272     Series 2009-106, Class PO, PO................................       (b)        01/25/40             964,488
         341,212     Series 2009-106, Class SN, IO,
                        1 Mo. LIBOR (x) -1 + 6.25% (d)............................      4.43%       01/25/40              58,949
         243,306     Series 2009-109, Class PZ....................................      4.50%       01/25/40             292,640
         115,327     Series 2009-115, Class HZ....................................      5.00%       01/25/40             119,898
       2,102,075     Series 2009-397, Class 2, IO, STRIPS.........................      5.00%       09/25/39             384,674
         641,345     Series 2009-398, Class C13, IO, STRIPS.......................      4.00%       06/25/24              39,848
       1,701,412     Series 2009-399, Class 1, PO, STRIPS.........................       (b)        11/25/39           1,599,321
         550,000     Series 2010-2, Class LC......................................      5.00%       02/25/40             637,634
         175,093     Series 2010-3, Class DZ......................................      4.50%       02/25/40             214,028
         307,425     Series 2010-21, Class KO, PO.................................       (b)        03/25/40             276,656
         500,000     Series 2010-35, Class EP.....................................      5.50%       04/25/40             624,677
         136,651     Series 2010-35, Class SJ,
                        1 Mo. LIBOR (x) -3.33 + 17.67% (d)........................     11.59%       04/25/40             174,190
         400,000     Series 2010-38, Class KC.....................................      4.50%       04/25/40             454,800
         417,000     Series 2010-45, Class WB.....................................      5.00%       05/25/40             498,087
          65,995     Series 2010-49, Class SC,
                        1 Mo. LIBOR (x) -2 + 12.66% (d)...........................      9.01%       03/25/40              79,779
       2,107,267     Series 2010-55, Class YP.....................................      4.50%       10/25/38           2,151,182
         606,408     Series 2010-68, Class BI, IO.................................      5.50%       07/25/50             108,711
         392,586     Series 2010-68, Class CO, PO.................................       (b)        07/25/40             370,968
          63,833     Series 2010-75, Class MT (c).................................      2.76%       12/25/39              65,106
          49,903     Series 2010-106, Class BI, IO (e)............................      3.50%       09/25/20                 546
         890,808     Series 2010-110, Class KI, IO................................      5.50%       10/25/25              59,438
         460,783     Series 2010-115, Class PO, PO................................       (b)        04/25/40             424,036
         305,009     Series 2010-117, Class EO, PO................................       (b)        10/25/40             261,363
         379,428     Series 2010-120, Class PD....................................      4.00%       02/25/39             383,383
         437,576     Series 2010-129, Class SM, IO,
                        1 Mo. LIBOR (x) -1 + 6.00% (d)............................      4.18%       11/25/40              57,290
          65,872     Series 2010-137, Class IM, IO................................      5.00%       10/25/38                 457
       2,821,000     Series 2010-142, Class DL....................................      4.00%       12/25/40           3,254,727
             640     Series 2010-145, Class PE....................................      3.25%       10/25/24                 643


Page 18                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal National Mortgage Association (Continued)
$      3,125,563     Series 2010-147, Class KS, IO,
                        1 Mo. LIBOR (x) -1 + 5.95% (d) (e)........................      4.13%       01/25/41    $        341,529
         466,050     Series 2011-9, Class AZ......................................      5.00%       05/25/40             528,249
         507,000     Series 2011-10, Class AY.....................................      6.00%       02/25/41             656,551
          24,981     Series 2011-17, Class CD.....................................      2.00%       03/25/21              24,941
         199,847     Series 2011-17, Class CJ.....................................      2.75%       03/25/21             200,416
              48     Series 2011-23, Class AB.....................................      2.75%       06/25/20                  48
         257,216     Series 2011-30, Class LS, IO (f).............................      2.13%       04/25/41              14,931
       3,006,023     Series 2011-30, Class MD.....................................      4.00%       02/25/39           3,037,348
         115,096     Series 2011-30, Class ZB.....................................      5.00%       04/25/41             137,545
       1,164,090     Series 2011-47, Class AI, IO.................................      5.50%       01/25/40              41,182
         390,648     Series 2011-52, Class GB.....................................      5.00%       06/25/41             436,062
         123,553     Series 2011-60, Class OA, PO.................................       (b)        08/25/39             109,364
          88,058     Series 2011-67, Class EI, IO (e).............................      4.00%       07/25/21                 297
          96,475     Series 2011-72, Class TI, IO.................................      4.00%       09/25/40               2,135
       3,567,722     Series 2011-73, Class PI, IO.................................      4.50%       05/25/41             313,330
         449,652     Series 2011-74, Class TQ, IO,
                        1 Mo. LIBOR (x) -6.43 + 55.93%, 4.50% Cap (d) (e).........      4.50%       12/25/33              53,491
         156,963     Series 2011-75, Class BL.....................................      3.50%       08/25/21             158,340
         267,370     Series 2011-86, Class DI, IO.................................      3.50%       09/25/21               6,542
       3,061,118     Series 2011-87, Class YI, IO.................................      5.00%       09/25/41             565,550
           9,414     Series 2011-90, Class QI, IO.................................      5.00%       05/25/34                 185
       5,868,855     Series 2011-101, Class EI, IO................................      3.50%       10/25/26             391,814
         189,708     Series 2011-103, Class JL....................................      6.50%       11/25/29             191,745
         750,000     Series 2011-105, Class MB....................................      4.00%       10/25/41             833,104
          28,244     Series 2011-107, Class CA....................................      3.50%       11/25/29              28,334
          36,157     Series 2011-111, Class DG....................................      2.25%       12/25/38              36,115
          24,086     Series 2011-111, Class DH....................................      2.50%       12/25/38              24,061
       1,569,871     Series 2011-111, Class PZ....................................      4.50%       11/25/41           1,895,269
          32,042     Series 2011-113, Class GA....................................      2.00%       11/25/21              32,038
       2,788,049     Series 2011-118, Class IC, IO................................      3.50%       11/25/21              61,700
       9,884,001     Series 2011-123, Class JS, IO,
                        1 Mo. LIBOR (x) -1 + 6.65% (d)............................      4.83%       03/25/41           1,432,285
         335,348     Series 2011-123, Class ZP....................................      4.50%       12/25/41             400,494
         103,553     Series 2011-124, Class CG....................................      3.00%       09/25/29             103,929
              39     Series 2011-134, Class PA....................................      4.00%       09/25/40                  40
       1,568,998     Series 2011-137, Class AI, IO................................      3.00%       01/25/22              37,109
       2,386,870     Series 2011-145, Class IO, IO................................      3.00%       01/25/22              55,232
         787,663     Series 2012-8, Class TI, IO..................................      3.00%       10/25/21              15,700
       2,063,096     Series 2012-28, Class PT.....................................      4.00%       03/25/42           2,174,177
         776,952     Series 2012-39, Class PB.....................................      4.25%       04/25/42             913,368
         153,807     Series 2012-52, Class BZ.....................................      4.00%       05/25/42             186,814
       3,062,348     Series 2012-53, Class CI, IO.................................      3.00%       05/25/22              79,164
       1,394,707     Series 2012-65, Class IO, IO.................................      5.50%       07/25/40             266,485
         373,786     Series 2012-66, Class DI, IO.................................      3.50%       06/25/27              31,988
         179,118     Series 2012-79, Class QA.....................................      2.00%       03/25/42             178,573
       1,329,725     Series 2012-101, Class AI, IO................................      3.00%       06/25/27              77,672
       8,859,604     Series 2012-103, Class HI, IO................................      3.00%       09/25/27             636,787
         417,349     Series 2012-111, Class B.....................................      7.00%       10/25/42             486,240
       6,682,860     Series 2012-118, Class DI, IO................................      3.50%       01/25/40             399,226
         189,255     Series 2012-118, Class IB, IO................................      3.50%       11/25/42              28,115


                        See Notes to Financial Statements                Page 19


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal National Mortgage Association (Continued)
$        898,073     Series 2012-122, Class SD, IO,
                        1 Mo. LIBOR (x) -1 + 6.10% (d)............................      4.28%       11/25/42    $        168,431
         435,138     Series 2012-133, Class KO, PO................................       (b)        12/25/42             296,928
       1,789,666     Series 2012-134, Class GI, IO................................      4.50%       03/25/29             146,150
       1,091,245     Series 2012-138, Class MA....................................      1.00%       12/25/42           1,067,382
       4,068,341     Series 2012-146, Class QA....................................      1.00%       01/25/43           3,926,721
      52,242,307     Series 2012-151, Class PA....................................      1.50%       01/25/43          51,238,967
         653,167     Series 2012-409, Class 49, IO, STRIPS (f)....................      3.50%       11/25/41              79,641
         898,838     Series 2012-409, Class 53, IO, STRIPS (f)....................      3.50%       04/25/42             112,580
         162,819     Series 2012-409, Class C17, IO, STRIPS.......................      4.00%       11/25/41              27,085
         690,000     Series 2013-10, Class HQ.....................................      2.50%       02/25/43             674,795
         947,019     Series 2013-13, Class IK, IO.................................      2.50%       03/25/28              56,466
         164,195     Series 2013-22, Class TS,
                        1 Mo. LIBOR (x) -1.50 + 6.08% (d).........................      3.03%       03/25/43             176,611
          46,402     Series 2013-23, Class ZB.....................................      3.00%       03/25/43              53,490
         750,000     Series 2013-41, Class DB.....................................      3.00%       05/25/43             781,743
       2,022,238     Series 2013-43, Class IX, IO.................................      4.00%       05/25/43             382,173
         718,944     Series 2013-51, Class PI, IO.................................      3.00%       11/25/32              63,753
         209,908     Series 2013-52, Class MD.....................................      1.25%       06/25/43             198,944
       1,305,807     Series 2013-55, Class AI, IO.................................      3.00%       06/25/33             135,197
         120,896     Series 2013-70, Class JZ.....................................      3.00%       07/25/43             126,256
         262,873     Series 2013-75, Class FC, 1 Mo. LIBOR + 0.25% (a)............      2.07%       07/25/42             263,319
         567,219     Series 2013-94, Class CA.....................................      3.50%       08/25/38             575,525
         188,224     Series 2013-103, Class IO, IO................................      3.50%       03/25/38               9,656
         379,979     Series 2013-105, Class BN....................................      4.00%       05/25/43             424,200
         362,422     Series 2013-105, Class KO, PO................................       (b)        10/25/43             346,571
         195,852     Series 2013-106, Class KN....................................      3.00%       10/25/43             193,635
         540,750     Series 2013-117, Class AC....................................      2.50%       04/25/36             541,518
         517,105     Series 2013-128, Class PO, PO................................       (b)        12/25/43             461,701
       1,003,000     Series 2013-130, Class QY....................................      4.50%       06/25/41           1,184,402
       5,094,865     Series 2013-417, Class C21, IO, STRIPS.......................      4.00%       12/25/42             774,376
         255,686     Series 2014-29, Class GI, IO.................................      3.00%       05/25/29              20,079
       9,563,000     Series 2014-44, Class NI, IO.................................      4.50%       08/25/29             701,622
       1,750,193     Series 2014-46, Class KA (f).................................      4.75%       08/25/44           1,941,527
         360,231     Series 2014-68, Class GI, IO.................................      4.50%       10/25/43              42,089
         534,041     Series 2014-82, Class GZ.....................................      4.00%       12/25/44             653,219
       2,093,993     Series 2014-84, Class LI, IO.................................      3.50%       12/25/26             136,889
         622,769     Series 2014-91, Class PB.....................................      3.00%       02/25/38             626,592
         875,000     Series 2015-16, Class MY.....................................      3.50%       04/25/45             998,631
         500,105     Series 2015-38, Class GI, IO.................................      3.00%       09/25/43              26,763
       2,848,414     Series 2015-76, Class BI, IO.................................      4.00%       10/25/39             238,131
         525,846     Series 2015-93, Class KI, IO.................................      3.00%       09/25/44              39,124
       7,964,197     Series 2015-97, Class AI, IO.................................      4.00%       09/25/41             711,478
       5,235,165     Series 2016-2, Class EZ......................................      2.50%       02/25/46           5,288,784
      11,235,815     Series 2016-44, Class Z......................................      3.50%       07/25/46          12,245,340
      14,470,463     Series 2016-62, Class SB, IO,
                        1 Mo. LIBOR (x) -1 + 6.10% (d)............................      4.28%       09/25/46           2,314,574
       1,563,034     Series 2016-71, Class NI, IO.................................      3.50%       04/25/46             195,888
      12,082,417     Series 2016-73, Class PI, IO.................................      3.00%       08/25/46           1,347,452
         612,249     Series 2016-74, Class HI, IO.................................      3.50%       10/25/46              92,214
         707,437     Series 2016-84, Class DF, 1 Mo. LIBOR + 0.42% (a)............      2.52%       11/25/46             706,733
       1,762,595     Series 2016-87, Class AF, 1 Mo. LIBOR + 0.40% (a)............      2.50%       11/25/46           1,755,372


Page 20                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal National Mortgage Association (Continued)
$        597,364     Series 2017-46, Class BY.....................................      3.00%       06/25/47    $        606,842
       2,339,526     Series 2018-17, Class Z......................................      3.50%       03/25/48           2,583,070
         456,804     Series 2018-19, Class MA.....................................      3.00%       03/25/29             456,436
      27,606,944     Series 2018-76, Class ZL.....................................      4.00%       10/25/58          34,090,888
      12,557,063     Series 2018-86, Class DL.....................................      3.50%       12/25/48          13,149,997
      16,120,384     Series 2018-92, Class DA.....................................      3.50%       11/25/46          16,496,771
       3,957,386     Series 2018-92, Class DB.....................................      3.50%       01/25/49           4,155,942
       5,466,787     Series 2018-94, Class AZ.....................................      4.00%       01/25/49           6,127,688
      26,699,189     Series 2019-8, Class DY......................................      3.50%       03/25/49          27,535,290
       7,362,274     Series 2019-17, Class GZ.....................................      4.00%       11/25/56           8,613,822
      31,779,506     Series 2019-26, Class GA.....................................      3.50%       06/25/49          32,808,221
      15,107,583     Series 2019-27, Class HA.....................................      3.00%       06/25/49          15,322,234
      17,985,588     Series 2019-29, Class HT.....................................      3.00%       06/25/49          18,262,174
      19,470,836     Series 2019-34, Class JA.....................................      3.00%       07/25/49          19,911,916
      35,526,924     Series 2019-34, Class LA.....................................      3.00%       07/25/49          36,025,736
      15,054,783     Series 2019-37, Class A......................................      3.00%       07/25/49          15,374,500
       7,805,000     Series 2019-45, Class BU.....................................      3.00%       08/25/49           8,026,937
      31,504,558     Series 2019-57, Class JA.....................................      2.50%       10/25/49          31,393,640
      19,723,089     Series 2019-59, Class PT.....................................      2.50%       10/25/49          19,812,797
      31,187,500     Series 2019-66, Class C......................................      3.00%       11/25/49          31,550,460
      50,000,000     Series 2019-68, Class KP.....................................      2.50%       11/25/49          49,525,391
                  Government National Mortgage Association
         527,977     Series 2001-22, Class SE, IO,
                        1 Mo. LIBOR (x) -1 + 8.15%, 0.65% Cap (d).................      0.65%       05/16/31                 480
          98,035     Series 2001-51, Class FA, 1 Mo. LIBOR + 0.50% (a)............      2.41%       10/16/31              98,042
          37,189     Series 2001-60, Class PZ.....................................      6.00%       12/20/31              37,183
         164,309     Series 2002-72, Class ZB.....................................      6.00%       10/20/32             171,982
         372,716     Series 2002-75, Class PJ.....................................      5.50%       11/20/32             391,575
         321,744     Series 2003-4, Class MZ......................................      5.50%       01/20/33             352,276
         498,885     Series 2003-11, Class SM, IO,
                        1 Mo. LIBOR (x) -1 + 7.70% (d)............................      5.79%       02/16/33              17,881
         569,709     Series 2003-18, Class PG.....................................      5.50%       03/20/33             628,038
       1,288,315     Series 2003-35, Class TZ.....................................      5.75%       04/16/33           1,420,626
         280,791     Series 2003-42, Class SA, IO,
                        1 Mo. LIBOR (x) -1 + 6.60% (d)............................      4.69%       07/16/31              23,321
       1,188,133     Series 2003-42, Class SH, IO,
                        1 Mo. LIBOR (x) -1 + 6.55% (d)............................      4.70%       05/20/33              76,940
         109,768     Series 2003-62, Class MZ.....................................      5.50%       07/20/33             132,387
         343,456     Series 2003-84, Class Z......................................      5.50%       10/20/33             380,607
         175,916     Series 2004-37, Class B......................................      6.00%       04/17/34             199,474
         461,070     Series 2004-49, Class MZ.....................................      6.00%       06/20/34             548,566
          76,492     Series 2004-68, Class ZC.....................................      6.00%       08/20/34              85,830
          96,409     Series 2004-71, Class ST,
                        1 Mo. LIBOR (x) -6.25 + 44.50%, 7.00% Cap (d).............      7.00%       09/20/34             104,419
         156,542     Series 2004-83, Class AK,
                        1 Mo. LIBOR (x) -3.00 + 16.49% (d)........................     10.82%       10/16/34             207,861
         751,440     Series 2004-88, Class SM, IO,
                        1 Mo. LIBOR (x) -1 + 6.10% (d)............................      4.21%       10/16/34              97,798
          67,843     Series 2004-92, Class AK,
                        1 Mo. LIBOR (x) -3 + 16.50% (d)...........................     10.83%       11/16/34              93,313
       1,463,010     Series 2004-92, Class BZ.....................................      5.50%       11/16/34           1,682,953
         209,620     Series 2004-105, Class JZ....................................      5.00%       12/20/34             239,618
          63,749     Series 2004-105, Class KA....................................      5.00%       12/16/34              70,554
          68,241     Series 2004-109, Class BC....................................      5.00%       11/20/33              69,298
         208,750     Series 2005-3, Class JZ......................................      5.00%       01/16/35             222,580
         208,750     Series 2005-3, Class KZ......................................      5.00%       01/16/35             234,688


                        See Notes to Financial Statements                Page 21


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Government National Mortgage Association (Continued)
$         31,584     Series 2005-7, Class AJ,
                        1 Mo. LIBOR (x) -4 + 22.00% (d)...........................     14.44%       02/16/35    $         48,269
         200,490     Series 2005-7, Class KA,
                        1 Mo. LIBOR (x) -2.81 + 18.95% (d)........................     13.64%       12/17/34             222,461
         529,185     Series 2005-7, Class MA,
                        1 Mo. LIBOR (x) -2.81 + 18.95% (d)........................     13.64%       12/17/34             620,836
         168,716     Series 2005-33, Class AY.....................................      5.50%       04/16/35             187,129
         169,667     Series 2005-41, Class PA.....................................      4.00%       05/20/35             183,357
         501,510     Series 2005-44, Class IO, IO.................................      5.50%       07/20/35              78,688
         398,076     Series 2005-93, Class PO, PO.................................       (b)        06/20/35             376,595
         435,732     Series 2006-17, Class TW.....................................      6.00%       04/20/36             491,120
         500,000     Series 2006-38, Class OH.....................................      6.50%       08/20/36             599,509
         167,642     Series 2006-61, Class ZA.....................................      5.00%       11/20/36             188,344
         384,913     Series 2007-16, Class OZ.....................................      6.00%       04/20/37             462,801
         240,174     Series 2007-27, Class SD, IO,
                        1 Mo. LIBOR (x) -1 + 6.20% (d)............................      4.35%       05/20/37              34,144
         188,110     Series 2007-41, Class OL, PO.................................       (b)        07/20/37             175,671
         335,100     Series 2007-42, Class SB, IO,
                        1 Mo. LIBOR (x) -1 + 6.75% (d)............................      4.90%       07/20/37              52,534
         164,043     Series 2007-68, Class NA.....................................      5.00%       11/20/37             179,343
         974,262     Series 2007-71, Class ZD.....................................      6.00%       11/20/37           1,079,355
         147,418     Series 2007-81, Class FZ, 1 Mo. LIBOR + 0.35% (a)............      2.20%       12/20/37             146,936
          32,100     Series 2008-6, Class CK......................................      4.25%       10/20/37              32,106
         159,113     Series 2008-16, Class PO, PO.................................       (b)        02/20/38             148,505
          15,313     Series 2008-20, Class PO, PO.................................       (b)        09/20/37              14,964
          64,689     Series 2008-29, Class PO, PO.................................       (b)        02/17/33              63,976
         139,760     Series 2008-33, Class XS, IO,
                        1 Mo. LIBOR (x) -1 + 7.70% (d)............................      5.81%       04/16/38              23,097
          40,566     Series 2008-47, Class MI, IO (e).............................      6.00%       10/16/37                 269
         794,000     Series 2008-47, Class ML.....................................      5.25%       06/16/38             891,772
         187,500     Series 2008-54, Class PE.....................................      5.00%       06/20/38             219,399
         739,528     Series 2008-71, Class JI, IO.................................      6.00%       04/20/38             114,387
         171,728     Series 2009-10, Class PA.....................................      4.50%       12/20/38             178,831
         609,459     Series 2009-14, Class KF, 1 Mo. LIBOR + 0.70% (a)............      2.55%       03/20/39             620,299
         204,860     Series 2009-14, Class KI, IO.................................      6.50%       03/20/39              36,692
          67,220     Series 2009-14, Class KS, IO,
                        1 Mo. LIBOR (x) -1 + 6.30% (d)............................      4.45%       03/20/39               7,267
         161,276     Series 2009-25, Class SE, IO,
                        1 Mo. LIBOR (x) -1 + 7.60% (d)............................      5.75%       09/20/38              22,079
       2,307,830     Series 2009-29, Class PC.....................................      7.00%       05/20/39           3,054,523
         354,527     Series 2009-32, Class SZ.....................................      5.50%       05/16/39             439,335
         629,996     Series 2009-42, Class BI, IO.................................      6.00%       06/20/39              99,720
          77,335     Series 2009-53, Class AB.....................................      4.50%       10/16/38              78,104
       3,732,581     Series 2009-57, Class VB.....................................      5.00%       06/16/39           4,355,617
         894,726     Series 2009-61, Class OW, PO.................................       (b)        11/16/35             820,426
         226,436     Series 2009-61, Class PZ.....................................      7.50%       08/20/39             331,487
         918,818     Series 2009-69, Class ZB.....................................      6.00%       08/20/39           1,072,572
       1,216,081     Series 2009-72, Class SM, IO,
                        1 Mo. LIBOR (x) -1 + 6.25% (d)............................      4.36%       08/16/39             232,374
         455,000     Series 2009-75, Class JN.....................................      5.50%       09/16/39             565,552
         106,848     Series 2009-76, Class PC.....................................      4.00%       03/16/39             108,127
         532,137     Series 2009-78, Class KZ.....................................      5.50%       09/16/39             723,426
         209,520     Series 2009-79, Class OK, PO.................................       (b)        11/16/37             193,623
         125,209     Series 2009-81, Class TZ.....................................      5.50%       09/20/39             160,564
       1,544,049     Series 2009-87, Class EI, IO.................................      5.50%       08/20/39             205,857
         136,570     Series 2009-93, Class WG.....................................      4.00%       09/20/38             137,019
          39,000     Series 2009-94, Class AL.....................................      5.00%       10/20/39              45,885
         253,307     Series 2009-106, Class DZ....................................      5.50%       11/20/39             324,837


Page 22                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Government National Mortgage Association (Continued)
$      7,430,178     Series 2009-106, Class SL, IO,
                        1 Mo. LIBOR (x) -1 + 6.10% (d) (e)........................      4.25%       04/20/36    $      1,304,677
          43,079     Series 2009-106, Class WZ....................................      5.50%       11/16/39              57,650
         392,117     Series 2009-116, Class MS, IO,
                        1 Mo. LIBOR (x) -1 + 6.50% (d)............................      4.61%       11/16/38              10,098
           6,377     Series 2009-118, Class KP....................................      4.50%       05/20/38               6,448
         732,000     Series 2009-126, Class LB....................................      5.00%       12/20/39             871,345
         116,580     Series 2010-3, Class MF, 1 Mo. LIBOR + 0.45% (a).............      2.30%       11/20/38             116,703
          52,000     Series 2010-4, Class WA......................................      3.00%       01/16/40              53,165
         181,174     Series 2010-7, Class BC......................................      4.00%       09/16/24             183,754
         151,330     Series 2010-11, Class HE.....................................      4.00%       04/20/39             153,344
          25,862     Series 2010-14, Class AO, PO.................................       (b)        12/20/32              25,596
       1,914,827     Series 2010-14, Class BV, IO,
                        1 Mo. LIBOR (x) -1 + 6.25% (d)............................      4.36%       02/16/40             315,236
          30,364     Series 2010-29, Class CB.....................................      5.00%       12/20/38              30,548
         917,566     Series 2010-42, Class CO, PO.................................       (b)        06/16/39             899,252
       2,509,031     Series 2010-46, Class FC, 1 Mo. LIBOR + 0.80% (a)............      2.65%       03/20/35           2,558,014
         773,315     Series 2010-59, Class ZD.....................................      6.50%       05/20/40           1,119,627
       2,161,136     Series 2010-85, Class SL, IO,
                        1 Mo. LIBOR (x) -1 + 6.60% (d) (e)........................      4.75%       07/20/37             281,410
          87,000     Series 2010-116, Class BM....................................      4.50%       09/16/40             106,951
       2,722,797     Series 2010-116, Class JB....................................      5.00%       06/16/40           3,107,511
         449,009     Series 2010-129, Class PQ....................................      3.00%       04/20/39             453,171
          87,858     Series 2010-138, Class PD....................................      3.50%       08/20/38              88,417
       1,172,932     Series 2010-157, Class OP, PO................................       (b)        12/20/40           1,061,653
         110,183     Series 2010-162, Class PQ....................................      4.50%       06/16/39             111,229
         447,944     Series 2010-166, Class DI, IO................................      4.50%       02/20/39              38,516
         134,626     Series 2011-4, Class PZ......................................      5.00%       01/20/41             163,158
       1,902,491     Series 2011-19, Class MI, IO.................................      5.00%       06/16/40             119,380
         771,202     Series 2011-35, Class BP.....................................      4.50%       03/16/41             910,922
         532,902     Series 2011-48, Class LI, IO.................................      5.50%       01/16/41              96,707
         458,472     Series 2011-50, Class PZ.....................................      5.00%       04/20/41             588,073
         141,311     Series 2011-63, Class BI, IO.................................      6.00%       02/20/38              16,760
         110,308     Series 2011-69, Class HC.....................................      2.25%       05/20/38             110,352
       1,122,009     Series 2011-71, Class ZC.....................................      5.50%       07/16/34           1,253,394
       3,009,011     Series 2011-81, Class IC, IO,
                        1 Mo. LIBOR (x) -1 + 6.72%, 0.62% Cap (d).................      0.62%       07/20/35              47,120
       1,233,964     Series 2011-112, Class IP, IO................................      0.50%       08/16/26               4,663
         239,265     Series 2011-129, Class CL....................................      5.00%       03/20/41             269,631
           5,318     Series 2011-136, Class GB....................................      2.50%       05/20/40               5,351
         286,359     Series 2011-137, Class WA (f)................................      5.56%       07/20/40             327,668
         419,750     Series 2011-146, Class EI, IO................................      5.00%       11/16/41              84,136
          88,934     Series 2011-151, Class TB, IO,
                        1 Mo. LIBOR (x) -70 + 465.50%, 3.50% Cap (d)..............      3.50%       04/20/41               8,412
       2,787,816     Series 2012-10, Class LI, IO.................................      3.50%       07/20/40             181,777
         131,971     Series 2012-16, Class AG.....................................      2.50%       10/20/38             132,296
       4,282,850     Series 2012-18, Class IA, IO,
                        1 Mo. LIBOR (x) -1 + 6.68%, 0.58% Cap (d).................      0.58%       07/20/39              59,187
       1,826,440     Series 2012-48, Class MI, IO.................................      5.00%       04/16/42             352,665
      15,402,120     Series 2012-84, Class QS, IO,
                        1 Mo. LIBOR (x) -1 + 6.10% (d)............................      4.21%       07/16/42           2,535,648
       6,711,842     Series 2012-84, Class SJ,
                        1 Mo. LIBOR (x) -0.57 + 2.51% (d).........................      1.43%       07/16/42           6,282,443


                        See Notes to Financial Statements                Page 23


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Government National Mortgage Association (Continued)
$        251,623     Series 2012-108, Class KB....................................      2.75%       09/16/42    $        255,678
       5,512,352     Series 2012-143, Class IB, IO................................      3.50%       12/20/39             161,847
      10,108,840     Series 2012-143, Class TI, IO................................      3.00%       12/16/27             769,504
       3,109,824     Series 2012-149, Class PC (f)................................      6.30%       12/20/42           3,655,733
      25,177,800     Series 2013-4, Class IC, IO..................................      4.00%       09/20/42           4,666,292
         146,006     Series 2013-5, Class IA, IO..................................      3.50%       10/16/42              20,716
       1,593,976     Series 2013-10, Class DI, IO.................................      3.50%       09/20/42             186,131
         392,376     Series 2013-20, Class KI, IO.................................      5.00%       01/20/43              57,293
       2,223,000     Series 2013-20, Class QM.....................................      2.63%       02/16/43           2,233,458
       2,635,878     Series 2013-22, Class IO, IO.................................      3.00%       02/20/43             350,553
       8,042,757     Series 2013-23, Class IP, IO.................................      3.50%       08/20/42           1,147,989
       4,152,507     Series 2013-53, Class OI, IO.................................      3.50%       04/20/43             541,313
       3,534,609     Series 2013-69, Class AI, IO.................................      3.50%       05/20/43             613,308
         438,334     Series 2013-69, Class PI, IO.................................      5.00%       05/20/43              60,433
         953,680     Series 2013-70, Class PM.....................................      2.50%       05/20/43             913,771
       4,629,000     Series 2013-91, Class PB.....................................      3.50%       09/20/42           4,803,702
       1,905,702     Series 2013-130, Class WS, IO,
                        1 Mo. LIBOR (x) -1 + 6.10% (d)............................      4.25%       09/20/43             351,289
       8,303,592     Series 2013-170, Class IG, IO................................      5.50%       11/16/43           1,246,192
         688,000     Series 2013-183, Class PB....................................      4.50%       12/20/43             787,065
         161,724     Series 2013-188, Class CF, 1 Mo. LIBOR + 0.45% (a)...........      2.30%       03/20/43             161,783
       7,382,738     Series 2014-6, Class IJ, IO..................................      4.50%       06/16/43             786,138
      24,447,548     Series 2014-30, Class EA (f).................................      2.02%       02/16/44          24,756,589
       5,911,697     Series 2014-44, Class IC, IO.................................      3.00%       04/20/28             409,804
      13,568,874     Series 2014-44, Class ID, IO (c) (f).........................      0.34%       03/16/44             152,962
          66,507     Series 2014-91, Class JI, IO.................................      4.50%       01/20/40               6,148
         902,182     Series 2014-94, Class Z......................................      4.50%       01/20/44           1,042,231
       5,956,638     Series 2014-99, Class HI, IO.................................      4.50%       06/20/44             894,379
       9,803,919     Series 2014-115, Class QI, IO................................      3.00%       03/20/29             634,113
       5,205,901     Series 2014-116, Class SB, IO,
                        1 Mo. LIBOR (x) -1 + 5.60% (d)............................      3.75%       08/20/44             950,398
       3,388,399     Series 2014-118, Class TV, IO,
                        1 Mo. LIBOR (x) -1 + 6.25% (d)............................      4.40%       05/20/44             585,368
       5,955,666     Series 2014-178, Class LT....................................      2.00%       11/20/43           5,966,482
       6,503,707     Series 2015-3, Class ZD......................................      4.00%       01/20/45           7,711,026
      20,608,821     Series 2015-40, Class IO, IO.................................      4.00%       03/20/45           3,382,419
      10,084,888     Series 2015-66, Class LI, IO.................................      5.00%       05/16/45           1,548,356
          69,456     Series 2015-95, Class IK, IO (e) (f).........................      1.24%       05/16/37               2,010
      20,166,584     Series 2015-99, Class EI, IO.................................      5.50%       07/16/45           4,529,302
         440,039     Series 2015-100, Class AI, IO................................      3.50%       03/20/39               9,611
      29,274,030     Series 2015-119, Class TI, IO................................      3.50%       05/20/41           1,938,011
      22,579,541     Series 2015-124, Class DI, IO................................      3.50%       01/20/38           1,887,376
         495,837     Series 2015-137, Class WA (c) (f)............................      5.48%       01/20/38             567,337
       1,114,702     Series 2015-138, Class MI, IO................................      4.50%       08/20/44             138,797
         288,855     Series 2015-151, Class KW (f)................................      5.79%       04/20/34             311,512
       7,697,774     Series 2015-168, Class GI, IO................................      5.50%       02/16/33           1,728,210
         178,580     Series 2016-16, Class KZ.....................................      3.00%       02/16/46             182,520
         506,162     Series 2016-55, Class PB (f).................................      6.07%       03/20/31             547,637
       2,339,232     Series 2016-69, Class WI, IO.................................      4.50%       05/20/46             430,943
       1,140,225     Series 2016-75, Class SA, IO,
                        1 Mo. LIBOR (x) -1 + 6.00% (d)............................      4.15%       05/20/40             181,893
       1,505,358     Series 2016-78, Class UI, IO.................................      4.00%       06/20/46             189,325
       5,403,611     Series 2016-89, Class HI, IO.................................      3.50%       07/20/46             823,958


Page 24                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Government National Mortgage Association (Continued)
$        651,987     Series 2016-99, Class JA (f).................................      5.53%       11/20/45    $        745,938
         928,251     Series 2016-109, Class ZM....................................      3.50%       08/20/36           1,002,672
      12,039,688     Series 2016-111, Class PI, IO................................      3.50%       06/20/45           1,396,976
       1,452,334     Series 2016-118, Class GI, IO................................      4.50%       02/16/40             244,286
      15,387,161     Series 2016-120, Class AS, IO,
                        1 Mo. LIBOR (x) -1 + 6.10% (d)............................      4.25%       09/20/46           3,477,128
         464,000     Series 2016-141, Class PC....................................      5.00%       10/20/46             592,743
         300,863     Series 2016-145, Class LZ....................................      3.00%       10/20/46             310,249
       1,850,300     Series 2016-154, Class WF, 1 Mo. LIBOR + 0.40% (a)...........      2.43%       11/20/45           1,847,222
         303,000     Series 2016-160, Class LE....................................      2.50%       11/20/46             281,938
         376,897     Series 2016-167, Class KI, IO................................      6.00%       12/16/46              74,595
         839,124     Series 2017-17, Class KZ.....................................      4.50%       02/20/47           1,044,641
       5,201,850     Series 2017-32, Class IB, IO.................................      5.00%       02/16/47             852,142
       9,175,869     Series 2017-56, Class BI, IO.................................      6.00%       04/16/47           2,031,403
      20,933,184     Series 2017-57, Class IO, IO.................................      5.00%       04/20/47           3,571,754
       6,235,340     Series 2017-113, Class IE, IO................................      5.50%       07/20/47           1,186,874
       9,486,423     Series 2017-130, Class LS, IO,
                        1 Mo. LIBOR (x) -1 + 6.20% (d)............................      4.31%       08/16/47           2,115,995
      10,254,204     Series 2017-133, Class JI, IO................................      7.00%       06/20/41           2,196,979
       8,443,518     Series 2017-186, Class TI, IO,
                        1 Mo. LIBOR (x) -1 + 6.50%, 0.50% Cap (d).................      0.50%       05/20/40             109,857
         849,073     Series 2018-44, Class Z......................................      2.50%       09/20/47             797,303
       3,711,000     Series 2018-53, Class VA.....................................      3.50%       07/20/29           3,971,161
       4,947,767     Series 2018-78, Class EZ.....................................      3.00%       04/20/48           5,041,823
      10,279,321     Series 2018-79, Class IO, IO.................................      5.00%       06/20/48           2,039,132
      13,175,797     Series 2018-89, Class A......................................      3.50%       06/20/39          13,321,154
       3,202,321     Series 2018-120, Class G.....................................      3.50%       09/20/48           3,196,336
      12,433,246     Series 2018-131, Class IA, IO................................      5.00%       04/20/44           2,095,170
      10,000,000     Series 2018-134, Class KB....................................      3.50%       10/20/48          10,442,360
      10,556,000     Series 2018-155, Class KD....................................      4.00%       11/20/48          11,327,969
      10,908,217     Series 2018-160, Class GY....................................      4.50%       11/20/48          12,049,220
       7,464,267     Series 2019-6, Class EI, IO..................................      5.00%       09/20/39           1,186,233
      12,488,006     Series 2019-18, Class TP.....................................      3.50%       02/20/49          13,159,611
       2,181,361     Series 2019-27, Class DI, IO.................................      5.50%       01/20/40             394,208
       4,657,345     Series 2019-98, Class UZ.....................................      2.50%       08/20/49           4,581,532
                  Vendee Mortgage Trust
       3,454,576     Series 2003-2, Class Z.......................................      5.00%       05/15/33           3,803,801
          39,094     Series 2010-1, Class DA......................................      4.25%       02/15/35              39,964
                                                                                                                ----------------
                                                                                                                   1,068,464,612
                                                                                                                ----------------
                  COMMERCIAL MORTGAGE-BACKED SECURITIES -- 11.2%
                  Fannie Mae - Aces
          50,000     Series 2013-M6, Class 1AC (c)................................      3.55%       02/25/43              54,069
                  Freddie Mac Multifamily Structured Pass Through Certificates
         221,507     Series 2010-K005, Class A2...................................      4.32%       11/25/19             221,153
      89,717,360     Series 2011-K016, Class X1, IO (c)...........................      1.48%       10/25/21           2,220,908
      61,062,092     Series 2012-K019, Class X1, IO (c)...........................      1.60%       03/25/22           1,991,790
      67,612,359     Series 2012-K020, Class X1, IO (c)...........................      1.39%       05/25/22           2,021,319
     126,127,513     Series 2013-K030, Class X1, IO (c)...........................      0.19%       04/25/23             761,293
      79,885,985     Series 2014-K036, Class X1, IO (c)...........................      0.74%       10/25/23           2,076,948
      21,598,714     Series 2014-K714, Class X3, IO (c)...........................      1.79%       01/25/42             388,829
      96,155,388     Series 2015-K721, Class X1, IO (c)...........................      0.33%       08/25/22             808,888


                        See Notes to Financial Statements                Page 25


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
                  Freddie Mac Multifamily Structured Pass Through Certificates
                        (Continued)
$    188,321,077     Series 2016-KIR1, Class X, IO (c)............................      1.07%       03/25/26    $     10,934,506
       7,703,829     Series 2017-KIR2, Class A1...................................      2.75%       03/25/27           7,927,103
     282,947,727     Series 2018-K086, Class X1, IO (c)...........................      0.24%       11/25/28           6,216,475
     144,773,251     Series 2018-K156, Class X1, IO (c)...........................      0.07%       06/25/33           1,674,867
     353,334,174     Series 2018-K158, Class X1, IO (c)...........................      0.07%       10/25/33           4,579,564
     113,713,222     Series 2018-K159, Class X1, IO (c)...........................      0.11%       11/25/33           1,775,166
       5,840,000     Series 2018-K731, Class A2 (c)...............................      3.60%       02/25/25           6,236,204
      28,675,531     Series 2019-1510, Class X1, IO (c)...........................      0.48%       01/25/34           1,527,001
     123,474,099     Series 2019-1511, Class X1, IO (c)...........................      0.78%       03/25/34          10,298,542
     159,136,118     Series 2019-1512, Class X1, IO (c)...........................      0.91%       04/25/34          15,058,510
      57,749,423     Series 2019-1513, Class X1, IO (c)...........................      1.00%       08/25/34           5,289,501
      40,631,053     Series 2019-K094, Class X1, IO (c)...........................      0.88%       06/25/29           2,961,797
      57,000,000     Series 2019-K099, Class X1, IO (c)...........................      1.01%       09/25/29           4,276,750
      57,790,000     Series 2019-K099, Class XAM, IO (c)..........................      1.26%       09/25/29           5,859,426
     104,414,228     Series 2019-K734, Class X1, IO (c)...........................      0.65%       02/25/26           3,730,835
      68,018,000     Series 2019-K734, Class XAM, IO (c)..........................      0.42%       02/25/26           1,808,174
      44,989,410     Series 2019-K735, Class X1, IO (c)...........................      0.97%       05/25/26           2,502,729
     116,271,882     Series 2019-K736, Class X1, IO (c)...........................      1.31%       07/25/26           8,576,435
                  FREMF Mortgage Trust
       7,074,000     Series 2010-K9, Class B (c) (g)..............................      5.21%       09/25/45           7,214,464
       8,877,000     Series 2011-K10, Class B (c) (g).............................      4.62%       11/25/49           9,064,132
      23,000,906     Series 2011-K11, Class B (c) (g).............................      4.42%       12/25/48          23,510,933
       7,590,000     Series 2011-K14, Class B (c) (g).............................      5.18%       02/25/47           7,907,304
       3,000,000     Series 2011-K15, Class B (c) (g).............................      4.96%       08/25/44           3,128,251
      12,750,000     Series 2013-K712, Class B (c) (g)............................      3.26%       05/25/45          12,737,826
       5,805,000     Series 2013-K713, Class B (c) (g)............................      3.15%       04/25/46           5,815,043
      11,771,000     Series 2014-K715, Class B (c) (g)............................      3.97%       02/25/46          12,001,987
       2,260,829     Series 2015-K721, Class B (c) (g)............................      3.57%       11/25/47           2,329,373
      10,000,000     Series 2019-K736, Class B (c) (g)............................      3.76%       07/25/26          10,466,498
                  Government National Mortgage Association
       3,211,783     Series 2011-31, Class Z (f)..................................      3.85%       09/16/52           3,419,568
      17,517,197     Series 2012-120, Class Z (f).................................      2.60%       01/16/55          16,598,324
         614,262     Series 2013-32, Class A......................................      1.90%       06/16/36             612,843
         532,000     Series 2013-57, Class D (f)..................................      2.35%       06/16/46             522,129
         100,000     Series 2013-74, Class AG (c).................................      2.81%       12/16/53             100,162
          23,585     Series 2013-194, Class AE (f)................................      2.75%       11/16/44              23,884
      23,000,000     Series 2014-153, Class D (f).................................      3.00%       04/16/56          23,498,953
      14,916,188     Series 2015-30, Class DZ.....................................      2.95%       05/16/55          15,243,108
      68,071,450     Series 2015-30, Class IO, IO (f).............................      1.02%       07/16/56           4,258,482
      24,094,908     Series 2015-70, Class IO, IO (f).............................      1.03%       12/16/49           1,440,914
      62,843,175     Series 2015-107, Class IO, IO (f)............................      0.88%       03/16/57           3,176,546
       5,817,879     Series 2015-125, Class VA (f)................................      2.70%       05/16/35           5,932,287
      53,886,715     Series 2016-2, Class IO, IO (f)..............................      0.91%       04/16/57           3,628,704
      36,614,229     Series 2016-11, Class IO, IO (f).............................      0.88%       01/16/56           2,210,778
      24,644,441     Series 2016-26, Class IO, IO (f).............................      0.95%       02/16/58           1,670,568
      94,005,402     Series 2016-28, Class IO, IO (f).............................      0.91%       12/16/57           6,041,069
      64,348,574     Series 2016-34, Class IO, IO (f).............................      0.98%       01/16/58           4,653,547
      68,066,504     Series 2016-35, Class IO, IO (f).............................      0.87%       03/16/58           4,537,783
      45,204,197     Series 2016-36, Class IO, IO (f).............................      0.94%       08/16/57           3,160,393
      63,583,350     Series 2016-50, Class IO, IO (f).............................      1.04%       08/16/57           4,336,353


Page 26                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
                  Government National Mortgage Association (Continued)
$     37,839,902     Series 2016-52, Class IO, IO (f).............................      0.92%       03/16/58    $      2,537,453
      63,373,810     Series 2016-64, Class IO, IO (f).............................      0.96%       12/16/57           4,149,159
       4,652,333     Series 2016-110, Class VA....................................      2.10%       01/16/38           4,530,336
      24,614,829     Series 2016-127, Class IO, IO (f)............................      0.95%       05/16/58           1,814,475
     249,195,474     Series 2016-131, Class IO, IO (f)............................      0.99%       08/16/58          19,587,587
     131,445,645     Series 2016-133, Class IO, IO (f)............................      1.06%       12/16/57           9,408,853
     111,948,760     Series 2016-143, Class IO, IO................................      0.96%       10/16/56           8,781,149
      40,988,770     Series 2016-152, Class IO, IO (c)............................      0.91%       08/15/58           2,835,033
      72,837,097     Series 2016-158, Class IO, IO (f)............................      0.91%       06/16/58           5,191,784
     102,613,078     Series 2016-166, Class IO, IO (f)............................      1.09%       04/16/58           8,187,836
       3,845,621     Series 2017-35, Class Z (f)..................................      2.50%       05/16/59           3,516,503
       7,390,000     Series 2017-90, Class B......................................      2.75%       12/16/57           7,397,553
      28,821,132     Series 2018-2, Class IO, IO (f)..............................      0.79%       12/16/59           1,939,662
       8,752,685     Series 2018-150, Class Z.....................................      3.20%       02/16/60           8,765,793
      16,992,780     Series 2019-7, Class Z.......................................      2.50%       01/16/61          15,297,052
       1,731,305     Series 2019-104, Class Z.....................................      2.80%       05/16/61           1,675,264
       2,244,645     Series 2019-113, Class Z.....................................      3.00%       06/16/61           2,169,943
       1,481,615     Series 2019-122, Class Z.....................................      3.00%       07/16/61           1,463,153
                                                                                                                ----------------
                                                                                                                     420,269,576
                                                                                                                ----------------
                  PASS-THROUGH SECURITIES -- 37.8%
                  Federal Home Loan Mortgage Corporation
       3,776,777     Pool 760043, 5 Yr. Constant Maturity Treasury Rate +
                        1.39% (a).................................................      3.00%       12/01/48           3,848,055
      12,190,068     Pool 840359, 12 Mo. LIBOR + 1.63% (a)........................      4.46%       06/01/46          12,592,366
         167,244     Pool A19763..................................................      5.00%       04/01/34             185,754
          74,955     Pool A47333..................................................      5.00%       10/01/35              82,845
         672,117     Pool A47828..................................................      3.50%       08/01/35             692,545
         370,205     Pool A47829..................................................      4.00%       08/01/35             386,425
         371,207     Pool A47937..................................................      5.50%       08/01/35             414,576
         129,032     Pool A48972..................................................      5.50%       05/01/36             145,119
          94,640     Pool A54675..................................................      5.50%       01/01/36             106,675
         250,854     Pool A65324..................................................      5.50%       09/01/37             277,993
          84,763     Pool A86143..................................................      5.00%       05/01/39              93,568
          29,828     Pool A90319..................................................      5.00%       12/01/39              33,007
         441,412     Pool A92197..................................................      5.00%       05/01/40             488,069
          12,204     Pool A93093..................................................      4.50%       07/01/40              13,243
          16,848     Pool A93891..................................................      4.00%       09/01/40              18,159
          25,721     Pool A94729..................................................      4.00%       11/01/40              27,712
          89,963     Pool A94843..................................................      4.00%       11/01/40              96,935
         338,684     Pool A95441..................................................      4.00%       12/01/40             358,747
          35,985     Pool A95653..................................................      4.00%       12/01/40              38,778
          57,734     Pool A95728..................................................      4.00%       12/01/40              62,210
          76,132     Pool A96380..................................................      4.00%       01/01/41              81,552
         225,529     Pool A97294..................................................      4.00%       02/01/41             241,546
         990,737     Pool B70791..................................................      4.00%       06/01/39           1,058,262
           6,045     Pool C01310..................................................      6.50%       03/01/32               6,855
          19,135     Pool C01574..................................................      5.00%       06/01/33              21,159
          21,767     Pool C03458..................................................      5.00%       02/01/40              24,075
          70,585     Pool C03949..................................................      3.50%       05/01/42              74,234


                        See Notes to Financial Statements                Page 27


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal Home Loan Mortgage Corporation (Continued)
$        177,738     Pool C04269..................................................      3.00%       10/01/42    $        183,508
         341,775     Pool C91167..................................................      5.00%       04/01/28             365,314
         246,609     Pool C91353..................................................      3.50%       01/01/31             253,369
         538,736     Pool C91366..................................................      4.50%       04/01/31             578,811
          41,387     Pool C91482..................................................      3.50%       07/01/32              43,137
          38,627     Pool E02883..................................................      4.00%       04/01/26              40,396
          28,503     Pool G01443..................................................      6.50%       08/01/32              32,212
          72,454     Pool G01737..................................................      5.00%       12/01/34              80,114
          39,547     Pool G01840..................................................      5.00%       07/01/35              43,724
         440,386     Pool G02017..................................................      5.00%       12/01/35             492,452
          88,655     Pool G03072..................................................      5.00%       11/01/36              97,944
         421,563     Pool G04593..................................................      5.50%       01/01/37             474,997
          43,291     Pool G04632..................................................      5.00%       11/01/36              47,857
         203,600     Pool G04814..................................................      5.50%       10/01/38             228,689
          45,426     Pool G04913..................................................      5.00%       03/01/38              50,228
          45,097     Pool G05173..................................................      4.50%       11/01/31              47,974
         627,246     Pool G05275..................................................      5.50%       02/01/39             685,711
         135,633     Pool G05449..................................................      4.50%       05/01/39             147,163
         515,083     Pool G05792..................................................      4.50%       02/01/40             559,048
         401,003     Pool G05927..................................................      4.50%       07/01/40             438,912
          32,515     Pool G06252..................................................      4.00%       02/01/41              34,826
         630,968     Pool G06359..................................................      4.00%       02/01/41             675,837
          99,241     Pool G06501..................................................      4.00%       04/01/41             106,295
          99,725     Pool G06583..................................................      5.00%       06/01/41             112,146
         172,990     Pool G06687..................................................      5.00%       07/01/41             192,511
          98,649     Pool G06739..................................................      4.50%       09/01/41             107,068
         541,535     Pool G07025..................................................      5.00%       02/01/42             597,331
         742,983     Pool G07100..................................................      5.50%       07/01/40             834,423
          17,081     Pool G07219..................................................      5.00%       10/01/41              18,659
         100,274     Pool G07266..................................................      4.00%       12/01/42             107,245
         633,011     Pool G07329..................................................      4.00%       01/01/43             676,993
         690,353     Pool G07683..................................................      4.00%       03/01/44             732,539
         740,439     Pool G07806..................................................      5.00%       06/01/41             818,501
           3,578     Pool G08113..................................................      6.50%       02/01/36               4,019
       4,796,538     Pool G08854..................................................      5.00%       12/01/48           5,128,120
           3,085     Pool G11713..................................................      5.50%       06/01/20               3,092
          11,861     Pool G11769..................................................      5.00%       10/01/20              12,260
          16,062     Pool G11833..................................................      5.00%       11/01/20              16,558
           2,289     Pool G11880..................................................      5.00%       12/01/20               2,363
          63,166     Pool G12312..................................................      6.00%       09/01/21              64,696
          47,420     Pool G12797..................................................      6.50%       02/01/22              48,312
         105,675     Pool G12959..................................................      6.50%       10/01/22             110,201
           4,316     Pool G12978..................................................      5.50%       12/01/22               4,466
           1,813     Pool G13044..................................................      4.50%       06/01/21               1,870
           1,628     Pool G13581..................................................      5.50%       11/01/21               1,633
          51,821     Pool G13623..................................................      4.50%       08/01/24              53,992
          66,424     Pool G13625..................................................      5.50%       01/01/24              69,186
         107,641     Pool G13733..................................................      5.00%       11/01/24             111,850
          94,616     Pool G14088..................................................      4.00%       02/01/26              98,739
         168,011     Pool G14106..................................................      6.00%       10/01/24             173,474


Page 28                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal Home Loan Mortgage Corporation (Continued)
$         45,041     Pool G14167..................................................      5.50%       07/01/23    $         46,841
         116,791     Pool G14233..................................................      6.00%       01/01/24             119,165
         974,598     Pool G14348..................................................      4.00%       10/01/26           1,017,084
          43,110     Pool G14376..................................................      4.00%       09/01/25              44,951
          56,561     Pool G14676..................................................      4.50%       09/01/26              58,957
             293     Pool G14791..................................................      6.00%       05/01/21                 294
         355,994     Pool G14995..................................................      5.50%       12/01/24             368,202
         137,756     Pool G15019..................................................      4.50%       07/01/26             142,078
          52,883     Pool G15039..................................................      4.50%       09/01/26              55,122
          53,177     Pool G15725..................................................      4.50%       09/01/26              55,877
          12,088     Pool G15821..................................................      5.00%       07/01/25              12,473
         232,698     Pool G15949..................................................      4.00%       01/01/29             242,798
         223,757     Pool G15957..................................................      5.50%       12/01/24             228,509
          15,303     Pool G18100..................................................      5.00%       02/01/21              15,777
         390,683     Pool G18264..................................................      5.00%       07/01/23             405,206
         316,625     Pool G18287..................................................      5.50%       12/01/23             331,098
         108,697     Pool G18306..................................................      4.50%       04/01/24             113,254
          17,459     Pool G60020..................................................      4.50%       12/01/43              18,966
         824,910     Pool G60114..................................................      5.50%       06/01/41             929,018
       1,284,402     Pool G60168..................................................      4.50%       07/01/45           1,383,105
         446,296     Pool G60194..................................................      3.50%       08/01/45             470,428
         425,548     Pool G60737..................................................      4.50%       08/01/42             461,728
       1,244,476     Pool G60762..................................................      5.00%       07/01/41           1,375,457
         302,749     Pool G60806..................................................      5.00%       12/01/44             333,667
         479,441     Pool G60808..................................................      3.00%       10/01/46             492,802
       7,596,974     Pool G60921..................................................      4.50%       02/01/47           8,062,659
      19,506,978     Pool G60940..................................................      4.00%       09/01/46          20,759,827
       7,818,527     Pool G61160..................................................      4.50%       11/01/45           8,402,690
          17,655     Pool H09034..................................................      5.50%       05/01/37              19,397
           3,362     Pool J03523..................................................      5.00%       09/01/21               3,466
          45,954     Pool J05364..................................................      6.00%       08/01/22              47,150
         250,641     Pool J09465..................................................      4.00%       04/01/24             261,345
         112,672     Pool J09504..................................................      4.00%       04/01/24             117,484
          35,533     Pool J09798..................................................      4.00%       05/01/24              37,051
          65,190     Pool J10623..................................................      4.00%       09/01/24              67,974
         778,394     Pool J10827..................................................      4.50%       10/01/24             811,228
         241,860     Pool N70075..................................................      5.00%       01/01/35             259,571
         469,474     Pool N70081..................................................      5.50%       07/01/38             522,760
          70,703     Pool O20138..................................................      5.00%       11/01/30              76,456
       1,083,111     Pool Q00841..................................................      4.50%       05/01/41           1,175,181
         130,948     Pool Q03139..................................................      4.00%       09/01/41             140,303
          47,742     Pool Q04031..................................................      4.00%       10/01/41              51,987
          36,729     Pool Q04905..................................................      4.00%       12/01/41              40,010
          67,307     Pool Q05035..................................................      4.00%       12/01/41              72,097
          62,183     Pool Q05173..................................................      4.00%       12/01/41              67,634
          46,273     Pool Q05181..................................................      4.00%       12/01/41              50,407
          33,521     Pool Q05445..................................................      4.00%       01/01/42              36,501
         130,486     Pool Q07189..................................................      4.00%       04/01/42             139,637
          45,017     Pool Q07479..................................................      3.50%       04/01/42              47,289
         143,640     Pool Q11791..................................................      3.50%       10/01/42             150,889


                        See Notes to Financial Statements                Page 29


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal Home Loan Mortgage Corporation (Continued)
$         93,267     Pool Q11836..................................................      3.50%       10/01/42    $         98,435
         673,815     Pool Q14034..................................................      3.50%       12/01/42             715,716
       2,649,373     Pool Q43309..................................................      4.00%       09/01/46           2,831,277
       6,624,639     Pool Q45763..................................................      4.00%       01/01/47           7,078,164
       4,983,391     Pool Q50564..................................................      4.50%       09/01/47           5,264,623
      13,126,985     Pool Q53219..................................................      4.50%       12/01/47          14,209,373
       8,275,973     Pool Q53875..................................................      4.00%       01/01/48           8,750,574
         980,450     Pool Q54651..................................................      4.50%       03/01/48           1,088,312
       1,775,909     Pool Q55037..................................................      4.50%       04/01/48           1,976,398
      17,897,388     Pool Q55152..................................................      4.50%       04/01/48          19,115,694
       5,248,607     Pool Q56260..................................................      5.00%       05/01/48           5,780,148
       7,651,411     Pool Q58363..................................................      5.00%       09/01/48           8,194,097
      25,396,562     Pool Q63173..................................................      4.00%       04/01/49          26,543,164
       5,385,845     Pool QA0162..................................................      4.50%       06/01/49           5,673,070
      29,996,215     Pool RA1624..................................................      4.00%       08/01/49          32,036,327
      19,929,236     Pool SD8021..................................................      2.50%       09/01/49          19,823,383
         606,722     Pool U50165..................................................      4.00%       05/01/32             636,108
       3,086,080     Pool U59020..................................................      4.00%       06/01/35           3,235,315
       2,601,191     Pool U64762..................................................      4.50%       10/01/45           2,817,332
      12,831,529     Pool U69020..................................................      5.00%       07/01/44          14,055,797
      13,989,157     Pool U69040..................................................      4.00%       05/01/45          14,863,583
       7,429,536     Pool U69041..................................................      5.00%       11/01/43           8,128,170
      30,145,947     Pool U69055..................................................      4.50%       10/01/47          32,651,617
       4,434,250     Pool U79023..................................................      3.50%       10/01/28           4,605,606
         231,569     Pool U80068..................................................      3.50%       10/01/32             239,788
         126,999     Pool U80212..................................................      3.50%       02/01/33             131,507
         159,816     Pool U90245..................................................      3.50%       10/01/42             167,708
          76,779     Pool U90291..................................................      4.00%       10/01/42              81,614
         766,308     Pool U90316..................................................      4.00%       10/01/42             814,562
         747,503     Pool U90490..................................................      4.00%       06/01/42             794,805
       1,927,824     Pool U90690..................................................      3.50%       06/01/42           2,022,944
          22,352     Pool U90932..................................................      3.00%       02/01/43              23,062
         223,473     Pool U90975..................................................      4.00%       06/01/42             237,466
         527,567     Pool U91254..................................................      4.00%       04/01/43             560,973
       1,903,498     Pool U91619..................................................      4.00%       06/01/43           2,025,112
          59,392     Pool U92272..................................................      4.50%       12/01/43              64,100
         745,704     Pool U92432..................................................      4.00%       02/01/44             792,666
          50,377     Pool U95137..................................................      4.00%       08/01/43              53,561
         201,956     Pool U99045..................................................      3.50%       03/01/43             211,887
         238,561     Pool U99084..................................................      4.50%       02/01/44             257,447
         113,682     Pool U99091..................................................      4.50%       03/01/44             122,699
         328,682     Pool U99096..................................................      4.50%       05/01/44             354,561
       3,452,815     Pool U99134..................................................      4.00%       01/01/46           3,679,751
       8,604,340     Pool U99184..................................................      4.00%       08/01/43           9,148,742
         825,533     Pool V80910..................................................      4.00%       12/01/43             878,694
                  Federal National Mortgage Association
          79,773     Pool 190371..................................................      6.50%       07/01/36              92,671
          29,271     Pool 254636..................................................      5.00%       02/01/33              32,017
          44,904     Pool 255190..................................................      5.50%       05/01/34              50,561
          33,281     Pool 255984..................................................      4.50%       11/01/25              34,965


Page 30                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal National Mortgage Association (Continued)
$        215,711     Pool 256181..................................................      5.50%       03/01/36    $        234,721
         661,812     Pool 256576..................................................      5.50%       01/01/37             725,567
          36,619     Pool 256808..................................................      5.50%       07/01/37              39,724
         119,420     Pool 256936..................................................      6.00%       10/01/37             129,191
          36,565     Pool 257281..................................................      5.00%       07/01/28              39,073
          90,020     Pool 545759..................................................      6.50%       07/01/32             102,336
          20,644     Pool 555851..................................................      6.50%       01/01/33              23,511
         363,210     Pool 683246..................................................      5.50%       02/01/33             409,175
         275,013     Pool 725014..................................................      5.50%       12/01/33             309,546
         434,423     Pool 734922..................................................      4.50%       09/01/33             468,915
         610,224     Pool 735415..................................................      6.50%       12/01/32             696,722
           5,591     Pool 745875..................................................      6.50%       09/01/36               6,522
          51,313     Pool 747097..................................................      6.00%       10/01/29              55,238
         546,193     Pool 788149..................................................      5.50%       05/01/33             605,019
         294,029     Pool 812741..................................................      5.50%       02/01/35             320,912
         457,457     Pool 827948..................................................      5.50%       05/01/35             502,841
         432,094     Pool 850000..................................................      5.50%       01/01/36             487,361
          86,563     Pool 871039..................................................      5.50%       02/01/37              94,765
       1,860,270     Pool 879015..................................................      4.00%       10/01/35           1,970,006
         208,848     Pool 888001..................................................      5.50%       10/01/36             236,260
         168,756     Pool 888163..................................................      7.00%       12/01/33             197,781
          37,509     Pool 888435..................................................      5.50%       06/01/22              38,657
         580,298     Pool 889610..................................................      5.50%       06/01/38             648,486
         416,172     Pool 889834..................................................      5.00%       12/01/35             459,826
          20,347     Pool 890149..................................................      6.50%       10/01/38              23,618
          51,945     Pool 890231..................................................      5.00%       07/01/25              53,880
         100,313     Pool 890314..................................................      5.50%       12/01/22             102,900
          23,335     Pool 890378..................................................      6.00%       05/01/24              24,416
       1,306,096     Pool 890556..................................................      4.50%       10/01/43           1,454,139
         486,031     Pool 890561..................................................      4.50%       01/01/27             504,249
       1,169,171     Pool 890736..................................................      5.00%       07/01/30           1,250,128
         248,661     Pool 905917..................................................      5.50%       01/01/37             281,125
         128,231     Pool 922386..................................................      5.50%       01/01/37             136,523
          17,650     Pool 930562..................................................      5.00%       02/01/39              19,786
         186,631     Pool 931808..................................................      5.50%       08/01/39             209,857
         199,132     Pool 953115..................................................      5.50%       11/01/38             214,700
         145,813     Pool 962556..................................................      5.00%       04/01/23             150,313
          59,218     Pool 973561..................................................      5.00%       03/01/23              61,333
          74,245     Pool 976871..................................................      6.50%       08/01/36              84,148
          71,682     Pool 995002..................................................      5.00%       07/01/37              79,190
          22,563     Pool 995097..................................................      6.50%       10/01/37              26,032
         143,013     Pool 995149..................................................      6.50%       10/01/38             164,757
          60,086     Pool 995228..................................................      6.50%       11/01/38              69,910
         214,312     Pool 995252..................................................      5.00%       12/01/23             221,544
          77,155     Pool 995259..................................................      6.50%       11/01/23              81,240
          31,050     Pool AA0916..................................................      5.00%       08/01/37              34,277
         141,085     Pool AA3303..................................................      5.50%       06/01/38             159,479
         777,691     Pool AB0460..................................................      5.50%       02/01/37             883,535
         312,067     Pool AB0731..................................................      4.00%       06/01/39             332,719
           8,924     Pool AB1576..................................................      4.00%       10/01/20               9,301


                        See Notes to Financial Statements                Page 31


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal National Mortgage Association (Continued)
$         86,708     Pool AB1953..................................................      4.00%       12/01/40    $         92,844
          68,312     Pool AB2092..................................................      4.00%       01/01/41              73,231
          55,442     Pool AB2133..................................................      4.00%       01/01/26              57,827
         205,322     Pool AB2265..................................................      4.00%       02/01/41             221,254
          32,342     Pool AB2467..................................................      4.50%       03/01/41              35,405
       1,182,165     Pool AB2506..................................................      5.00%       03/01/41           1,301,285
       2,003,853     Pool AB2959..................................................      4.50%       07/01/40           2,192,283
         144,867     Pool AB5174..................................................      3.50%       05/01/42             152,264
         156,313     Pool AB5919..................................................      3.00%       08/01/42             161,388
         104,908     Pool AB6632..................................................      3.50%       10/01/42             110,129
         317,827     Pool AB6671..................................................      3.00%       10/01/42             327,951
         376,769     Pool AB7765..................................................      3.00%       02/01/43             388,772
         266,517     Pool AB7859..................................................      3.50%       02/01/43             280,124
       1,712,587     Pool AB8289..................................................      4.50%       04/01/42           1,847,941
         572,083     Pool AB8676..................................................      3.50%       05/01/42             606,823
          39,085     Pool AB9382..................................................      4.00%       05/01/43              41,904
       1,055,430     Pool AB9551..................................................      3.00%       06/01/43           1,089,056
         423,009     Pool AB9615..................................................      4.00%       06/01/33             445,947
          76,418     Pool AB9959..................................................      4.00%       07/01/43              81,584
          72,529     Pool AC1232..................................................      5.00%       07/01/24              74,837
         115,196     Pool AC3236..................................................      5.00%       09/01/39             127,317
         350,887     Pool AC3267..................................................      5.50%       09/01/39             394,631
         407,387     Pool AD0889..................................................      6.00%       09/01/24             422,933
         685,137     Pool AD4317..................................................      4.00%       04/01/40             733,486
          26,119     Pool AD5222..................................................      4.50%       05/01/30              27,824
         127,031     Pool AD5583..................................................      5.00%       04/01/40             137,039
         186,886     Pool AD6369..................................................      4.50%       05/01/40             202,691
          91,891     Pool AD6938..................................................      4.50%       06/01/40             100,459
         134,437     Pool AD7110..................................................      5.00%       07/01/40             143,810
         101,081     Pool AD7137..................................................      5.50%       07/01/40             115,277
          36,842     Pool AD8526..................................................      4.50%       08/01/40              39,945
         362,719     Pool AE0137..................................................      4.50%       03/01/36             393,031
          36,021     Pool AE0383..................................................      4.50%       09/01/25              37,844
         141,018     Pool AE4476..................................................      4.00%       03/01/41             150,905
         194,015     Pool AE7005..................................................      4.00%       10/01/40             207,664
          42,960     Pool AE9284..................................................      4.00%       11/01/40              45,987
         703,732     Pool AE9959..................................................      5.00%       03/01/41             776,764
          32,466     Pool AH0057..................................................      4.50%       02/01/41              35,246
         496,299     Pool AH0943..................................................      4.00%       12/01/40             531,336
         722,605     Pool AH0979..................................................      3.50%       01/01/41             741,990
         383,258     Pool AH1089..................................................      4.00%       11/01/40             410,262
         154,502     Pool AH1141..................................................      4.50%       12/01/40             167,576
         177,162     Pool AH4404..................................................      4.00%       01/01/41             189,643
         120,064     Pool AH7204..................................................      4.00%       03/01/41             128,561
          56,103     Pool AI1190..................................................      4.50%       04/01/41              60,910
          77,826     Pool AI1969..................................................      4.50%       05/01/41              84,417
         470,259     Pool AI4268..................................................      5.00%       06/01/41             517,667
      13,796,583     Pool AI5614..................................................      5.00%       07/01/41          15,197,314
         288,072     Pool AI6093..................................................      4.50%       06/01/31             309,387
          94,032     Pool AI6503..................................................      5.00%       11/01/39             100,864


Page 32                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal National Mortgage Association (Continued)
$         39,840     Pool AI6581..................................................      4.50%       07/01/41    $         43,215
          30,831     Pool AI7800..................................................      4.50%       07/01/41              33,473
         205,501     Pool AI8779..................................................      4.00%       11/01/41             220,036
         393,871     Pool AI9114..................................................      4.00%       06/01/42             420,553
       2,062,349     Pool AI9124..................................................      4.00%       08/01/42           2,202,056
       1,349,232     Pool AI9158..................................................      6.50%       01/01/41           1,645,538
       2,356,868     Pool AJ2311..................................................      5.00%       10/01/41           2,589,049
          29,275     Pool AJ4756..................................................      4.00%       10/01/41              31,772
          42,516     Pool AJ5424..................................................      4.00%       11/01/41              46,177
          24,901     Pool AJ5736..................................................      4.00%       12/01/41              27,004
          29,705     Pool AJ6061..................................................      4.00%       12/01/41              32,301
          33,497     Pool AJ7538..................................................      4.00%       01/01/42              36,467
          44,607     Pool AJ8104..................................................      4.00%       12/01/41              48,430
          17,124     Pool AJ8203..................................................      4.50%       01/01/42              18,534
          30,842     Pool AJ8341..................................................      4.00%       12/01/41              33,576
          28,915     Pool AJ8369..................................................      4.00%       01/01/42              31,393
          44,703     Pool AJ8436..................................................      4.00%       12/01/41              48,629
          26,036     Pool AJ9162..................................................      4.00%       01/01/42              28,279
       1,094,039     Pool AJ9332..................................................      4.00%       01/01/42           1,171,357
          49,045     Pool AK0543..................................................      4.00%       01/01/42              53,393
       1,595,500     Pool AK0765..................................................      4.00%       03/01/42           1,694,459
          36,319     Pool AK1827..................................................      4.00%       01/01/42              39,509
         252,281     Pool AK4520..................................................      4.00%       03/01/42             269,427
         200,394     Pool AK5555..................................................      4.00%       04/01/42             213,937
          20,771     Pool AL0147..................................................      4.00%       04/01/41              22,368
         147,159     Pool AL0212..................................................      5.50%       02/01/38             165,842
         338,480     Pool AL0241..................................................      4.00%       04/01/41             362,376
          59,164     Pool AL0399..................................................      6.00%       08/01/24              61,235
          27,012     Pool AL0446..................................................      6.00%       05/01/24              27,934
          49,328     Pool AL0815..................................................      4.00%       09/01/41              53,576
          25,607     Pool AL1195..................................................      6.00%       09/01/23              26,655
         655,046     Pool AL1850..................................................      5.50%       07/01/40             738,017
          46,456     Pool AL1948..................................................      4.00%       01/01/42              49,693
          51,245     Pool AL1953..................................................      4.50%       01/01/27              53,276
         120,599     Pool AL2142..................................................      6.50%       09/01/38             138,501
         620,230     Pool AL2551..................................................      3.50%       10/01/42             651,671
         213,103     Pool AL2589..................................................      5.50%       05/01/25             219,973
         107,092     Pool AL2892..................................................      3.50%       12/01/42             112,827
         797,361     Pool AL3093..................................................      3.50%       02/01/43             840,970
          29,189     Pool AL3154..................................................      3.00%       02/01/43              30,137
       2,891,340     Pool AL4703..................................................      3.50%       12/01/28           2,980,742
       9,707,461     Pool AL4741..................................................      4.50%       01/01/44          10,465,162
          36,961     Pool AL4962..................................................      6.00%       05/01/24              38,498
         184,912     Pool AL5616..................................................      5.50%       09/01/41             207,743
       1,028,329     Pool AL5760..................................................      4.00%       09/01/43           1,097,761
         711,824     Pool AL5890..................................................      4.50%       03/01/43             772,032
         622,473     Pool AL6031..................................................      4.00%       10/01/44             667,569
          48,926     Pool AL6057..................................................      6.00%       08/01/24              49,920
          98,227     Pool AL6449..................................................      4.50%       01/01/27             102,132
       3,867,949     Pool AL6513..................................................      5.00%       07/01/44           4,232,997


                        See Notes to Financial Statements                Page 33


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal National Mortgage Association (Continued)
$        451,308     Pool AL6948..................................................      5.00%       09/01/25    $        466,152
         148,338     Pool AL7046..................................................      3.50%       06/01/45             156,613
       7,144,930     Pool AL7162, 12 Mo. LIBOR + 1.73% (a)........................      4.49%       09/01/42           7,404,378
         413,631     Pool AL7231..................................................      3.50%       08/01/45             436,706
         696,377     Pool AL7449..................................................      8.50%       12/01/37             839,599
         973,253     Pool AL7637..................................................      5.00%       01/01/42           1,064,277
       2,762,411     Pool AL7905..................................................      4.50%       03/01/34           2,957,653
         173,572     Pool AL8139..................................................      4.00%       02/01/32             180,018
      12,562,582     Pool AL8263..................................................      4.50%       02/01/44          13,548,936
         104,663     Pool AL8353..................................................      3.50%       08/01/44             109,981
      10,873,595     Pool AL8640, 12 Mo. LIBOR + 1.80% (a)........................      4.59%       12/01/41          11,389,771
       5,782,310     Pool AL8652..................................................      5.00%       07/01/44           6,494,345
         636,914     Pool AL9143..................................................      3.50%       09/01/36             663,437
         207,083     Pool AL9226..................................................      5.50%       12/01/41             234,304
       2,044,416     Pool AL9777..................................................      4.50%       01/01/47           2,192,707
       6,511,259     Pool AO3529..................................................      4.00%       06/01/42           6,918,506
       2,288,853     Pool AO5527..................................................      4.00%       07/01/42           2,433,210
       1,738,823     Pool AO8106..................................................      4.00%       08/01/42           1,847,745
         688,801     Pool AO8167..................................................      4.00%       09/01/42             732,206
         206,957     Pool AP1197..................................................      3.50%       09/01/42             217,271
       1,431,233     Pool AP2109..................................................      4.00%       08/01/32           1,507,934
         126,923     Pool AP5113..................................................      4.00%       09/01/42             135,515
         398,699     Pool AP7963..................................................      4.00%       09/01/42             431,114
       2,878,465     Pool AQ0411..................................................      3.50%       10/01/42           3,032,584
       1,170,908     Pool AQ0535..................................................      3.00%       11/01/42           1,208,203
         921,136     Pool AQ1534..................................................      3.50%       10/01/32             953,372
       1,089,913     Pool AQ1584..................................................      4.00%       11/01/42           1,159,041
         793,297     Pool AQ1607..................................................      3.50%       11/01/32             821,076
         580,846     Pool AQ3310..................................................      4.00%       11/01/42             616,724
       2,022,675     Pool AQ4086..................................................      4.00%       06/01/43           2,150,502
          83,369     Pool AQ9715..................................................      3.00%       01/01/43              85,976
         537,286     Pool AQ9999..................................................      3.00%       02/01/43             554,085
       2,534,390     Pool AR7582..................................................      3.50%       03/01/33           2,622,798
         382,698     Pool AR7961..................................................      3.50%       03/01/33             396,051
       4,713,441     Pool AS1719..................................................      5.00%       02/01/44           5,262,054
         616,256     Pool AS5236..................................................      4.00%       05/01/45             664,010
       1,360,225     Pool AS5515..................................................      3.50%       06/01/30           1,411,827
         344,950     Pool AS5635..................................................      3.00%       08/01/45             357,207
       1,145,907     Pool AS7211..................................................      3.00%       04/01/46           1,181,847
       1,931,689     Pool AS7537..................................................      3.00%       07/01/46           2,000,351
       1,279,919     Pool AS9244..................................................      4.50%       08/01/39           1,380,139
         772,947     Pool AS9990..................................................      4.50%       07/01/47             816,487
         280,712     Pool AS9994..................................................      4.50%       04/01/47             297,550
         151,323     Pool AT0332..................................................      3.00%       04/01/43             154,265
         783,750     Pool AT1747..................................................      3.00%       04/01/43             809,204
         793,477     Pool AT3892..................................................      3.00%       06/01/43             818,018
         453,267     Pool AT4180..................................................      3.50%       05/01/33             469,098
         147,342     Pool AT5915..................................................      4.00%       06/01/43             156,634
         816,852     Pool AT6303..................................................      4.00%       06/01/43             889,148
          53,920     Pool AT6306..................................................      4.00%       06/01/43              58,294


Page 34                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal National Mortgage Association (Continued)
$        169,481     Pool AU5787..................................................      4.50%       09/01/43    $        186,631
         710,043     Pool AU6278..................................................      5.00%       11/01/43             780,918
         201,821     Pool AY0013..................................................      4.50%       01/01/45             213,745
         816,305     Pool BA4113..................................................      3.00%       04/01/46             838,902
       2,206,489     Pool BD4509, 12 Mo. LIBOR + 1.71% (a)........................      2.80%       01/01/44           2,273,430
       4,053,351     Pool BD4533, 12 Mo. LIBOR + 1.66% (a)........................      4.03%       09/01/44           4,186,785
         434,869     Pool BD8660, 1 Yr. Constant Maturity Treasury Rate +
                        1.67% (a).................................................      2.23%       12/01/45             439,996
      18,443,971     Pool BE2973..................................................      4.00%       01/01/47          19,693,911
         888,925     Pool BE3631..................................................      4.50%       05/01/47             940,232
       3,746,722     Pool BH2633..................................................      5.00%       08/01/47           4,095,871
          45,998     Pool BH9428..................................................      4.50%       09/01/47              48,563
         247,856     Pool BJ6232..................................................      5.00%       04/01/48             265,762
          22,762     Pool BJ6234..................................................      5.00%       05/01/48              24,405
         705,348     Pool BJ7573..................................................      5.00%       12/01/48             754,537
       1,260,978     Pool BJ9100..................................................      4.50%       02/01/48           1,398,823
       1,107,732     Pool BJ9111..................................................      4.50%       03/01/48           1,228,845
       1,856,405     Pool BJ9124..................................................      4.50%       04/01/48           2,059,346
         994,126     Pool BJ9258..................................................      5.00%       06/01/48           1,062,659
         813,731     Pool BK1163..................................................      5.00%       06/01/48             872,981
         265,816     Pool BK2023..................................................      5.00%       04/01/48             284,442
      23,217,400     Pool BK4133..................................................      4.50%       10/01/48          24,402,892
       9,488,492     Pool BK4769..................................................      5.00%       08/01/48          10,150,872
         873,516     Pool BK4851..................................................      5.00%       05/01/48             936,165
       1,039,572     Pool BK4933..................................................      5.00%       06/01/48           1,112,597
         469,778     Pool BK5211..................................................      5.00%       08/01/48             502,199
          50,832     Pool BK5722..................................................      5.00%       05/01/48              54,337
         293,334     Pool BK7094..................................................      5.00%       06/01/48             313,729
         855,742     Pool BK7097..................................................      5.00%       06/01/48             915,084
         841,366     Pool BK7114..................................................      5.00%       07/01/48             898,762
          35,658     Pool BK7173..................................................      5.00%       06/01/48              38,182
         416,807     Pool BK7616..................................................      5.00%       09/01/48             446,134
      14,735,008     Pool BK7797..................................................      5.00%       07/01/48          15,784,101
       8,659,543     Pool BK8883..................................................      5.00%       09/01/48           9,531,248
          17,504     Pool BK8919..................................................      5.00%       07/01/48              18,763
       6,020,557     Pool BK9563..................................................      4.50%       12/01/48           6,348,909
      10,339,566     Pool BK9599..................................................      5.00%       08/01/48          11,082,644
         505,443     Pool BM1880..................................................      4.00%       02/01/45             540,615
       1,666,847     Pool BM3013, 12 Mo. LIBOR + 1.54% (a)........................      4.22%       07/01/44           1,718,814
      20,386,905     Pool BM3076..................................................      4.50%       07/01/47          22,076,771
       9,442,421     Pool BM3625..................................................      3.00%       03/01/48           9,725,126
      23,868,617     Pool BM3980, 12 Mo. LIBOR + 1.78% (a)........................      4.58%       02/01/43          24,945,948
       1,853,415     Pool BM4644..................................................      5.00%       09/01/48           1,981,596
      30,815,530     Pool BM5039..................................................      4.50%       12/01/48          32,987,035
      21,309,707     Pool BM5130..................................................      4.50%       08/01/47          23,109,973
      24,484,752     Pool BM5667..................................................      4.00%       12/01/48          25,770,498
       8,406,317     Pool BM5671..................................................      4.50%       01/01/49           9,114,585
      24,973,132     Pool BM6018..................................................      5.00%       05/01/49          26,046,071
         814,807     Pool BN0628..................................................      5.00%       09/01/48             872,303
         840,641     Pool BN0647..................................................      5.00%       09/01/48             897,961


                        See Notes to Financial Statements                Page 35


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal National Mortgage Association (Continued)
$      6,037,305     Pool BN0948..................................................      4.50%       11/01/48    $      6,364,473
       1,069,511     Pool BN1027..................................................      5.50%       03/01/49           1,195,349
       1,631,892     Pool BN1361..................................................      5.00%       09/01/48           1,753,705
       6,147,525     Pool BN4059..................................................      4.00%       12/01/48           6,379,255
      11,559,393     Pool BN4328..................................................      5.00%       01/01/49          12,585,902
         117,324     Pool BN4404..................................................      5.00%       12/01/48             125,540
       1,743,649     Pool BN5809..................................................      5.00%       02/01/49           1,863,116
      43,142,924     Pool BN6068..................................................      4.00%       05/01/49          44,855,418
      58,791,257     Pool BN6078..................................................      4.00%       06/01/49          61,146,091
      35,064,700     Pool BN6097..................................................      4.00%       06/01/49          36,479,409
      11,514,275     Pool BN8210..................................................      4.50%       07/01/49          12,450,240
       4,907,788     Pool BO4132..................................................      2.50%       08/01/49           4,881,720
       2,979,197     Pool BO4481..................................................      2.50%       08/01/49           2,963,373
       6,920,947     Pool CA0843..................................................      3.00%       12/01/47           7,145,581
      17,159,311     Pool CA1576..................................................      5.00%       01/01/48          18,368,176
      10,054,542     Pool CA1917..................................................      5.00%       06/01/48          11,112,591
         271,972     Pool CA2317..................................................      5.00%       06/01/48             290,861
      20,529,772     Pool CA2375..................................................      4.00%       09/01/48          21,387,348
       1,363,970     Pool CA2505..................................................      5.00%       07/01/48           1,458,474
       3,079,974     Pool CA2520..................................................      4.00%       10/01/33           3,242,230
          23,367     Pool CA2652..................................................      5.00%       11/01/48              25,001
       3,853,810     Pool CA2653..................................................      5.00%       08/01/48           4,119,259
         816,801     Pool CA2820..................................................      5.00%       12/01/48             872,892
       6,910,103     Pool CA2947..................................................      4.00%       12/01/48           7,367,680
       3,947,583     Pool FM1284..................................................      3.50%       02/01/46           4,141,991
       3,737,238     Pool FM1285..................................................      4.00%       10/01/43           3,996,034
       8,553,242     Pool FM1286..................................................      4.50%       06/01/46           9,203,220
       3,420,808     Pool FM1287..................................................      5.00%       11/01/44           3,735,215
      92,372,325     Pool FM1725..................................................      2.50%       11/01/47          92,453,485
         113,644     Pool MA0096..................................................      4.50%       06/01/29             120,997
           4,163     Pool MA0293..................................................      4.50%       01/01/30               4,435
          67,084     Pool MA0295..................................................      5.00%       01/01/30              71,742
          61,450     Pool MA0353..................................................      4.50%       03/01/30              65,837
       1,643,231     Pool MA0443..................................................      5.00%       05/01/30           1,758,328
          62,675     Pool MA0444..................................................      5.00%       06/01/40              68,658
         303,412     Pool MA0575..................................................      4.50%       11/01/30             325,006
         303,730     Pool MA0633..................................................      5.00%       01/01/41             333,883
           7,563     Pool MA0777..................................................      5.00%       06/01/31               8,093
         596,953     Pool MA1125..................................................      4.00%       07/01/42             634,189
       1,964,402     Pool MA1217..................................................      4.00%       10/01/42           2,087,268
          57,486     Pool MA1222..................................................      4.00%       10/01/32              60,927
         103,881     Pool MA1228..................................................      3.00%       09/01/42             107,129
         667,212     Pool MA1510..................................................      4.00%       07/01/43             709,083
         102,636     Pool MA1591..................................................      4.50%       09/01/43             110,670
      21,576,905     Pool MA1629..................................................      4.50%       10/01/43          23,271,860
         597,797     Pool MA1664..................................................      4.50%       11/01/43             644,613
         540,229     Pool MA1711..................................................      4.50%       12/01/43             582,673
         885,738     Pool MA1866..................................................      4.50%       04/01/44             955,325
         754,280     Pool MA1900..................................................      4.50%       04/01/44             813,652
         897,123     Pool MA2024..................................................      4.00%       07/01/29             939,733


Page 36                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal National Mortgage Association (Continued)
$      1,300,126     Pool MA2099..................................................      3.50%       11/01/29    $      1,349,577
         542,519     Pool MA2454..................................................      3.50%       09/01/30             563,236
          12,015     Pool MA2509..................................................      3.00%       01/01/46              12,126
       2,218,208     Pool MA2695..................................................      4.00%       07/01/46           2,363,650
       2,535,517     Pool MA2916..................................................      4.00%       02/01/47           2,693,840
         666,393     Pool MA3101..................................................      4.50%       08/01/47             707,563
         256,374     Pool MA3123..................................................      5.00%       08/01/47             274,416
         994,667     Pool MA3205..................................................      5.00%       10/01/47           1,067,090
       1,537,693     Pool MA3348..................................................      5.00%       04/01/48           1,647,603
       1,050,247     Pool MA3472..................................................      5.00%       09/01/48           1,123,185
          20,954     Pool MA3501..................................................      5.00%       10/01/48              22,415
         700,377     Pool MA3565..................................................      5.00%       01/01/49             748,393
      41,868,372     Pool MA3765..................................................      2.50%       09/01/49          41,645,989
      10,000,000     Pool TBA.....................................................      5.00%       12/01/48          10,703,906
                  Government National Mortgage Association
         103,724     Pool 3149....................................................      6.00%       10/20/31             115,967
          66,533     Pool 3172....................................................      6.00%       12/20/31              75,760
          71,173     Pool 3227....................................................      6.00%       04/20/32              79,389
         524,731     Pool 3345....................................................      5.00%       02/20/33             577,094
         171,517     Pool 3389....................................................      5.00%       05/20/33             189,150
          28,429     Pool 3390....................................................      5.50%       05/20/33              32,033
         813,780     Pool 3428....................................................      5.00%       08/20/33             899,853
          71,525     Pool 3442....................................................      5.00%       09/20/33              79,361
          29,093     Pool 3459....................................................      5.50%       10/20/33              32,776
          14,683     Pool 3474....................................................      6.00%       11/20/33              16,842
         100,455     Pool 3487....................................................      5.00%       12/20/33             110,913
         512,924     Pool 3529....................................................      5.00%       03/20/34             569,130
          75,922     Pool 3555....................................................      5.00%       05/20/34              84,251
         112,515     Pool 3596....................................................      5.50%       08/20/34             126,758
          99,055     Pool 3786....................................................      5.50%       11/20/35             110,954
          69,257     Pool 3807....................................................      5.50%       01/20/36              77,430
         502,955     Pool 4029....................................................      6.50%       09/20/37             587,569
         373,784     Pool 4251....................................................      5.50%       10/20/23             390,516
         195,155     Pool 455986..................................................      5.25%       07/15/25             210,917
         185,603     Pool 487108..................................................      6.00%       04/15/29             208,351
          70,426     Pool 553144..................................................      5.50%       04/15/33              78,405
          20,996     Pool 589331..................................................      6.00%       10/15/22              22,059
         206,507     Pool 604338..................................................      5.00%       05/15/33             229,265
         180,512     Pool 604897..................................................      5.00%       12/15/33             200,448
         191,022     Pool 605389..................................................      5.00%       04/15/34             212,080
         351,984     Pool 615403..................................................      4.50%       08/15/33             385,968
          17,259     Pool 627123..................................................      5.50%       03/15/34              19,170
         112,802     Pool 638704..................................................      5.50%       11/15/36             124,091
         228,834     Pool 653143..................................................      4.90%       04/15/36             248,060
         270,510     Pool 658324..................................................      5.50%       03/15/37             292,211
         270,161     Pool 677190..................................................      5.00%       06/15/38             303,321
          30,008     Pool 687833..................................................      6.00%       08/15/38              34,450
          55,572     Pool 706840..................................................      4.50%       05/15/40              62,276
         206,672     Pool 706855..................................................      4.50%       09/15/40             231,500
         381,482     Pool 711483..................................................      4.00%       01/15/40             414,167


                        See Notes to Financial Statements                Page 37


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Government National Mortgage Association (Continued)
$        162,116     Pool 711543..................................................      4.00%       11/15/40    $        178,269
       1,076,870     Pool 711563..................................................      4.50%       03/15/41           1,206,180
       9,650,194     Pool 720225..................................................      4.50%       07/15/39          10,614,142
         548,462     Pool 723216..................................................      4.50%       08/15/40             601,085
         118,400     Pool 723248..................................................      5.00%       10/15/39             132,889
         426,554     Pool 724230..................................................      5.00%       08/15/39             478,464
         129,676     Pool 724267..................................................      5.00%       09/15/39             145,389
         373,706     Pool 724340..................................................      4.50%       09/15/39             411,123
         136,613     Pool 725272..................................................      4.50%       11/15/39             146,821
          85,994     Pool 726394..................................................      4.50%       10/15/39              94,178
          60,508     Pool 728921..................................................      4.50%       12/15/24              62,413
         330,188     Pool 733595..................................................      4.50%       04/15/40             361,850
         176,632     Pool 733733..................................................      5.00%       06/15/40             197,896
       1,020,967     Pool 736317..................................................      4.25%       06/20/36           1,079,314
         181,176     Pool 736617..................................................      4.00%       12/15/35             191,850
       1,574,538     Pool 737673..................................................      4.50%       11/15/40           1,723,547
         334,953     Pool 737996..................................................      4.00%       02/15/41             363,570
         117,220     Pool 739341..................................................      3.50%       10/15/41             123,993
         264,187     Pool 743673..................................................      4.50%       07/15/40             289,945
         498,741     Pool 745478..................................................      5.00%       08/20/40             538,147
         949,559     Pool 748939..................................................      4.00%       09/20/40           1,021,929
         141,493     Pool 754384..................................................      4.50%       03/20/42             149,577
         718,038     Pool 762905..................................................      4.50%       04/15/41             781,957
       2,054,693     Pool 769102..................................................      4.50%       07/20/41           2,218,940
         360,072     Pool 781623..................................................      5.00%       06/15/33             399,714
          84,510     Pool 781697..................................................      6.00%       11/15/33              96,923
         538,712     Pool 781824..................................................      5.50%       11/15/34             604,661
          18,009     Pool 781862..................................................      5.50%       01/15/35              20,226
          82,727     Pool 782070..................................................      7.00%       06/15/32              92,204
         133,658     Pool 782133..................................................      6.00%       01/15/22             136,898
         182,002     Pool 782259..................................................      5.00%       02/15/36             202,044
          96,628     Pool 782810..................................................      4.50%       11/15/39             105,294
       1,609,326     Pool 783009..................................................      6.10%       12/20/33           1,821,845
         158,209     Pool 783091..................................................      5.50%       06/15/40             177,539
          78,621     Pool 783220..................................................      5.50%       09/15/24              82,276
         266,627     Pool 783375..................................................      5.00%       08/15/41             299,000
      18,075,100     Pool 783590..................................................      4.50%       06/20/41          19,554,117
         382,803     Pool 783760..................................................      5.00%       02/15/42             429,566
       6,524,872     Pool 784063..................................................      5.00%       09/20/45           6,977,082
         309,246     Pool 784343..................................................      5.00%       02/15/41             346,679
       4,588,074     Pool 784573..................................................      5.00%       12/15/43           5,128,739
       5,371,137     Pool 784752..................................................      4.00%       03/15/45           5,809,758
       5,611,555     Pool AC0197..................................................      4.00%       12/20/42           5,872,188
         567,951     Pool AD0026..................................................      3.50%       06/20/33             595,882
         132,566     Pool AD0856..................................................      3.75%       08/20/33             138,412
          95,202     Pool AG8899..................................................      4.00%       12/20/43             100,964
       1,877,949     Pool AI6317..................................................      4.50%       06/20/44           1,985,292
         722,450     Pool AK2389..................................................      4.50%       11/20/44             774,648
         582,336     Pool AN4469..................................................      5.00%       12/15/40             627,251
         649,112     Pool AR8421..................................................      5.00%       10/20/41             689,005


Page 38                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Government National Mortgage Association (Continued)
$      1,870,192     Pool BB1216..................................................      4.50%       06/20/47    $      2,029,500
       1,271,164     Pool BB4731..................................................      4.00%       07/20/47           1,350,389
         976,484     Pool BB4757..................................................      4.00%       08/20/47           1,031,555
         832,069     Pool BB4769..................................................      4.00%       08/20/47             887,284
         982,225     Pool BD0483..................................................      4.50%       11/20/47           1,060,455
         898,289     Pool BF0415..................................................      5.00%       06/20/35             956,363
         924,333     Pool BL1291..................................................      5.50%       01/20/49             980,667
         924,792     Pool BL6909..................................................      5.00%       03/20/49             997,297
         784,034     Pool BL6923..................................................      6.00%       03/20/49             856,194
         234,684     Pool MA1017..................................................      6.00%       05/20/43             268,802
         129,797     Pool MA1162..................................................      6.00%       07/20/43             148,971
         328,263     Pool MA2077..................................................      5.50%       07/20/44             364,522
          58,735     Pool MA2215..................................................      3.50%       09/20/44              60,589
         188,871     Pool MA2683..................................................      6.00%       03/20/45             213,965
         197,297     Pool MA2759..................................................      6.00%       01/20/45             226,458
         529,629     Pool MA2829..................................................      5.00%       05/20/45             585,188
          77,014     Pool MA2897..................................................      6.00%       03/20/45              84,878
         461,431     Pool MA2966..................................................      6.00%       09/20/39             529,689
         370,154     Pool MA3249..................................................      6.00%       04/20/40             424,843
          73,013     Pool MA3380..................................................      5.50%       01/20/46              81,257
         690,295     Pool MA3459..................................................      6.00%       08/20/39             791,322
         483,209     Pool MA3525..................................................      5.50%       03/20/46             537,597
         462,261     Pool MA3941..................................................      5.50%       09/20/46             514,227
         872,664     Pool MA4076..................................................      7.00%       01/20/39             996,724
      12,481,578     Pool MA5714..................................................      6.00%       01/20/49          13,642,403
                                                                                                                ----------------
                                                                                                                   1,423,629,918
                                                                                                                ----------------
                  TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES.....................................     2,912,736,513
                  (Cost $2,859,422,414)                                                                         ----------------

ASSET-BACKED SECURITIES -- 8.3%
                  Aegis Asset Backed Securities Trust
       1,508,730     Series 2005-2, Class M2, 1 Mo. LIBOR + 0.44% (a).............      2.26%       06/25/35           1,498,308
                  AFC Trust
           1,191     Series 1999-4, Class 3A, 1 Mo. LIBOR + 0.95% (a) (g).........      2.77%       12/26/29               1,195
                  Bear Stearns Asset-Backed Securities Trust
          23,259     Series 2002-1, Class M1, 1 Mo. LIBOR + 1.20% (a).............      3.02%       12/25/34              23,295
                  Carrington Mortgage Loan Trust
       1,699,131     Series 2006-RFC1, Class A4, 1 Mo. LIBOR + 0.24% (a)..........      2.06%       03/25/36           1,697,903
                  CIT Home Equity Loan Trust
           3,878     Series 2003-1, Class A6 (h)..................................      4.56%       10/20/32               3,894
                  Citicorp Residential Mortgage Trust
          37,890     Series 2007-2, Class A6 (h)..................................      4.96%       06/25/37              38,451
                  Citigroup Global Markets Mortgage Securities VII, Inc.
           2,384     Series 1998-AQ1, Class A6....................................      6.63%       06/25/28               2,430
                  Countrywide Asset-Backed Certificates
       7,983,447     Series 2005-9, Class M1, 1 Mo. LIBOR + 0.52% (a).............      2.34%       01/25/36           8,025,947
                  Credit-Based Asset Servicing & Securitization LLC
       7,684,580     Series 2007-MX1, Class A3, steps up to 6.33% after
                        Redemption Date (g) (i)...................................      5.83%       12/25/36           7,839,183


                        See Notes to Financial Statements                Page 39


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
ASSET-BACKED SECURITIES (CONTINUED)
                  FBR Securitization Trust
$      2,952,846     Series 2005-2, Class M2, 1 Mo. LIBOR + 0.75% (a).............      2.57%       09/25/35    $      2,967,962
                  Fieldstone Mortgage Investment Trust
       1,377,823     Series 2005-3, Class 2A2, 1 Mo. LIBOR + 0.52% (a)............      2.34%       02/25/36           1,364,239
                  First Alliance Mortgage Loan Trust
          41,416     Series 1999-1, Class A1......................................      7.18%       06/20/30              41,675
                  Fremont Home Loan Trust
       1,687,986     Series 2005-1, Class M4, 1 Mo. LIBOR + 1.02% (a).............      2.84%       06/25/35           1,697,658
           1,070     Series 2005-A, Class M2, 1 Mo. LIBOR + 0.69% (a).............      2.51%       01/25/35               1,073
                  GMACM Home Equity Loan Trust
          84,653     Series 2000-HE2, Class A1, 1 Mo. LIBOR + 0.44% (a)...........      2.84%       06/25/30              70,729
         148,472     Series 2004-HE1, Class A3, 1 Mo. LIBOR + 0.50% (a)...........      2.32%       06/25/34             146,957
                  Mill City Mortgage Loan Trust
       5,641,000     Series 2015-2, Class B1 (g)..................................      3.87%       09/25/57           5,882,745
       1,417,131     Series 2016-1, Class A1 (g)..................................      2.50%       04/25/57           1,424,148
       5,279,520     Series 2017-1, Class B1 (g)..................................      3.79%       11/25/58           5,651,161
      15,968,535     Series 2017-2, Class B1 (g)..................................      3.90%       07/25/59          17,127,787
      11,585,532     Series 2017-3, Class A1 (g)..................................      2.75%       01/25/61          11,726,029
      14,265,289     Series 2017-3, Class B1 (g)..................................      3.25%       01/25/61          14,466,662
       1,515,075     Series 2018-4, Class A1A (g).................................      3.50%       04/25/66           1,517,438
                  Morgan Stanley Dean Witter Capital I, Inc. Trust
           5,331     Series 2003-NC2, Class M2, 1 Mo. LIBOR + 3.00% (a)...........      4.82%       02/25/33               5,626
                  New Century Home Equity Loan Trust
          20,448     Series 2003-5, Class AI7.....................................      5.05%       11/25/33              21,016
                  Park Place Securities, Inc. Asset-Backed Pass-Through
                        Certificates
       3,566,724     Series 2004-WCW2, Class M2, 1 Mo. LIBOR + 0.98% (a)..........      2.80%       10/25/34           3,588,401
                  RASC Trust
           1,332     Series 2004-KS1, Class AI6...................................      4.27%       02/25/34               1,341
                  RCO Mortgage LLC
       3,430,246     Series 2018-1, Class A1, steps up 05/25/21
                        to 7.00% (g) (i)..........................................      4.00%       05/25/23           3,440,497
       6,674,070     Series 2018-2, Class A1, steps up 10/25/21
                        to 7.46% (g) (i)..........................................      4.46%       10/25/23           6,741,497
                  Saxon Asset Securities Trust
           3,783     Series 2004-2, Class MV3, 1 Mo. LIBOR + 1.91% (a)............      3.73%       08/25/35               3,834
                  Structured Asset Securities Corp. Mortgage Pass-Through
                        Certificates
             126     Series 2004-23XS, Class 1A4..................................      5.43%       01/25/35                 127
                  Towd Point Mortgage Trust
         340,000     Series 2015-1, Class A2 (g)..................................      3.25%       10/25/53             342,031
       1,843,416     Series 2015-2, Class 1A12 (g)................................      2.75%       11/25/60           1,858,113
      14,468,000     Series 2015-2, Class 1B1 (c) (g).............................      3.80%       11/25/60          15,449,871
       1,564,828     Series 2015-3, Class A1B (g).................................      3.00%       03/25/54           1,575,695
      10,000,000     Series 2015-3, Class A2 (g)..................................      4.00%       03/25/54          10,365,966
         520,670     Series 2015-3, Class A4B (g).................................      3.50%       03/25/54             528,500
       6,049,742     Series 2015-4, Class A1 (g)..................................      3.50%       04/25/55           6,124,041
       1,918,218     Series 2015-4, Class A1B (g).................................      2.75%       04/25/55           1,928,014
       1,500,000     Series 2015-4, Class A2A (g).................................      3.50%       04/25/55           1,540,532
       1,516,582     Series 2015-5, Class A1 (g)..................................      3.50%       05/25/55           1,540,387
       2,575,931     Series 2015-5, Class A1B (g).................................      2.75%       05/25/55           2,592,703
         425,000     Series 2015-5, Class A2 (g)..................................      3.50%       05/25/55             434,802
       4,085,445     Series 2015-6, Class A1 (g)..................................      3.50%       04/25/55           4,166,598
       2,894,829     Series 2015-6, Class A1B (g).................................      2.75%       04/25/55           2,917,565
         583,051     Series 2016-1, Class A1 (g)..................................      3.50%       02/25/55             593,252
       1,718,541     Series 2016-1, Class A1B (g).................................      2.75%       02/25/55           1,731,871


Page 40                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
ASSET-BACKED SECURITIES (CONTINUED)
                  Towd Point Mortgage Trust (Continued)
$      3,818,258     Series 2016-2, Class A1A (g).................................      2.75%       08/25/55    $      3,860,616
         727,166     Series 2016-3, Class A1 (g)..................................      2.25%       04/25/56             727,357
         363,745     Series 2016-5, Class A1 (g)..................................      2.50%       10/25/56             366,045
       3,250,000     Series 2016-5, Class B2 (g)..................................      3.81%       10/25/56           3,320,887
      28,399,473     Series 2017-1, Class A1 (g)..................................      2.75%       10/25/56          28,813,003
      30,000,000     Series 2017-1, Class A2 (g)..................................      3.50%       10/25/56          31,338,246
       2,582,481     Series 2017-2, Class A1 (g)..................................      2.75%       04/25/57           2,609,405
      10,000,000     Series 2017-2, Class B2 (g)..................................      4.17%       04/25/57          10,613,870
      13,504,748     Series 2017-3, Class A4 (c) (g)..............................      2.86%       07/25/57          13,702,881
       8,032,124     Series 2017-5, Class A1, 1 Mo. LIBOR + 0.60% (a) (g).........      2.42%       02/25/57           8,033,483
       3,020,986     Series 2017-6, Class A1 (g)..................................      2.75%       10/25/57           3,048,104
      10,032,340     Series 2018-5, Class M1 (g)..................................      3.25%       07/25/58          10,070,621
      26,410,000     Series 2019-1, Class A2 (g)..................................      3.75%       03/25/58          28,242,733
       2,120,000     Series 2019-2, Class A2 (g)..................................      3.75%       12/25/58           2,259,802
                  UCFC Home Equity Loan Trust
          35,358     Series 1998-D, Class MF1.....................................      6.91%       04/15/30              36,107
                  VOLT LLC
       6,062,275     Series 2017-NP11, Class A1, steps up 10/25/20
                        to 6.375% (g) (i).........................................      3.38%       10/25/47           6,088,978
       3,161,579     Series 2017-NPL9, Class A1, steps up 09/25/20
                        to 6.125% (g) (i).........................................      3.13%       09/25/47           3,172,598
       5,438,627     Series 2018-NPL5, Class A1A, steps up 08/25/21
                        to 7.21% (g) (i)..........................................      4.21%       08/25/48           5,450,548
                                                                                                                ----------------
                  TOTAL ASSET-BACKED SECURITIES...............................................................       312,464,433
                  (Cost $309,050,098)                                                                           ----------------

MORTGAGE-BACKED SECURITIES -- 7.1%
                  COLLATERALIZED MORTGAGE OBLIGATIONS -- 6.6%
                  Adjustable Rate Mortgage Trust
         102,384     Series 2005-5, Class 6A21, 1 Mo. LIBOR + 0.23% (a)...........      2.05%       09/25/35             102,663
                  Alternative Loan Trust
          64,734     Series 2003-J3, Class 2A1....................................      6.25%       12/25/33              66,917
                  American Home Mortgage Investment Trust
           3,396     Series 2004-3, Class 6A1.....................................      5.32%       10/25/34               3,447
                  Banc of America Funding Corp.
          23,335     Series 2008-R2, Class 1A2 (g)................................      6.00%       09/25/37              23,621
                  Banc of America Funding Trust
           1,887     Series 2005-2, Class 2A4.....................................      5.75%       04/25/35               2,099
                  Banc of America Mortgage Trust
         482,046     Series 2005-A, Class 2A2 (c).................................      4.46%       02/25/35             491,432
                  BCAP LLC Trust
          33,829     Series 2009-RR5, Class 8A1 (g)...............................      5.50%       11/26/34              34,814
          14,016     Series 2011-R11, Class 20A5 (c) (g)..........................      4.84%       03/26/35              14,075
                  CHL Mortgage Pass-Through Trust
          62,000     Series 2004-8, Class 1A7.....................................      5.75%       07/25/34              63,390
          30,798     Series 2004-8, Class 2A1.....................................      4.50%       06/25/19              31,672
              29     Series 2004-J1, Class 2A1....................................      4.75%       01/25/19                  29
                  Citigroup Global Markets Mortgage Securities VII, Inc.
             256     Series 2003-UP2, Class PO1, PO...............................       (b)        12/25/18                 225
                  Citigroup Mortgage Loan Trust
           8,527     Series 2003-1, Class WA2.....................................      6.50%       06/25/31               8,830


                        See Notes to Financial Statements                Page 41


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  COLT Mortgage Loan Trust
$        125,193     Series 2018-1, Class A3 (g)..................................      3.08%       02/25/48    $        125,611
       2,358,823     Series 2018-2, Class A1 (g)..................................      3.47%       07/27/48           2,384,846
       1,677,368     Series 2018-3, Class A1 (g)..................................      3.69%       10/26/48           1,693,352
                  Credit Suisse First Boston Mortgage Securities Corp.
           4,648     Series 2003-11, Class 1A39...................................      5.25%       06/25/33               4,745
          22,161     Series 2003-AR18, Class 2A3 (c)..............................      4.17%       07/25/33              22,910
           5,946     Series 2004-AR8, Class 2A1 (c)...............................      4.21%       09/25/34               6,013
          84,095     Series 2005-5, Class 3A2, 1 Mo. LIBOR + 0.30% (a)............      2.12%       07/25/35              81,541
           3,000     Series 2005-7, Class 1A5.....................................      5.15%       08/25/35               3,155
                  Credit Suisse Mortgage Capital Certificates
         106,280     Series 2009-12R, Class 6A1 (g)...............................      6.00%       05/27/37             107,499
                  CSFB Mortgage-Backed Pass-Through Certificates
           7,234     Series 2004-AR4, Class 5A2, 1 Mo. LIBOR + 0.74% (a)..........      2.56%       05/25/34               7,256
                  CSMC
       8,505,480     Series 2014-WIN1, Class 1A1 (g)..............................      3.00%       08/25/29           8,692,912
       2,427,058     Series 2017-HL1, Class A3 (g)................................      3.50%       06/25/47           2,466,128
                  Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
           3,139     Series 2005-3, Class 1A1 (c).................................      4.35%       06/25/20               3,136
                  Galton Funding Mortgage Trust
       6,140,539     Series 2018-1, Class A43 (g).................................      3.50%       11/25/57           6,231,473
       8,801,849     Series 2018-2, Class A41 (g).................................      4.50%       10/25/58           9,037,639
                  GMACM Mortgage Loan Trust
             892     Series 2003-J10, Class A1....................................      4.75%       01/25/19                 903
                  GSR Mortgage Loan Trust
          31,151     Series 2004-8F, Class 2A3....................................      6.00%       09/25/34              32,023
         278,529     Series 2004-12, Class 3A6 (c)................................      4.20%       12/25/34             284,862
                  Impac CMB Trust
          34,257     Series 2003-4, Class 1A1, 1 Mo. LIBOR + 0.64% (a)............      2.46%       10/25/33              34,188
         490,003     Series 2004-6, Class M3, 1 Mo. LIBOR + 1.05% (a).............      2.87%       10/25/34             478,982
                  JP Morgan Resecuritization Trust
         103,425     Series 2009-7, Class 11A1 (c) (g)............................      3.98%       09/27/36             104,942
         439,690     Series 2009-7, Class 17A1 (c) (g)............................      5.43%       07/27/37             444,482
                  JPMorgan Mortgage Trust
           1,416     Series 2004-S1, Class 1A2....................................      4.50%       09/25/34               1,420
          14,154     Series 2004-S2, Class 5A1....................................      5.50%       12/25/19              13,919
      15,490,960     Series 2014-5, Class A1 (g)..................................      2.98%       10/25/29          15,691,230
       3,575,756     Series 2014-5, Class A2 (g)..................................      2.50%       10/25/29           3,576,561
          99,129     Series 2014-IVR3, Class 2A1 (c) (g)..........................      3.00%       09/25/44              99,368
       8,145,494     Series 2014-IVR6, Class B1 (c) (g)...........................      3.09%       07/25/44           8,158,779
       2,472,394     Series 2015-3, Class A5 (g)..................................      3.50%       05/25/45           2,495,102
       1,565,773     Series 2016-1, Class A5 (g)..................................      3.50%       05/25/46           1,581,134
       1,522,528     Series 2016-3, Class 1A3 (g).................................      3.50%       10/25/46           1,554,540
       6,690,650     Series 2019-1, Class A11, 1 Mo. LIBOR + 0.95% (a) (g)........      2.77%       05/25/49           6,695,195
       6,411,608     Series 2019-2, Class A11, 1 Mo. LIBOR + 0.95% (a) (g)........      2.77%       08/25/49           6,492,240
      13,414,074     Series 2019-3, Class A11, 1 Mo. LIBOR + 0.95% (a) (g)........      2.77%       09/25/49          13,406,798
       8,685,862     Series 2019-5, Class A11, 1 Mo. LIBOR + 0.90% (a) (g)........      2.72%       11/25/49           8,687,863
      12,692,068     Series 2019-INV1, Class A11, 1 Mo. LIBOR + 0.95% (a) (g).....      2.77%       10/25/49          12,622,745
      14,390,591     Series 2019-INV1, Class B1 (c) (g)...........................      5.16%       10/25/49          16,175,206
       1,482,399     Series 2019-INV2, Class A15 (g)..............................      3.50%       02/25/50           1,493,426


Page 42                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  MASTR Alternative Loan Trust
$          5,302     Series 2004-13, Class 8A1....................................      5.50%       01/25/25    $          5,360
                  MASTR Asset Securitization Trust
         180,178     Series 2003-11, Class 7A5....................................      5.25%       12/25/33             186,736
         243,802     Series 2003-12, Class 1A1....................................      5.25%       12/25/24             248,940
          36,119     Series 2003-12, Class 1A2....................................      5.25%       12/25/24              35,975
          10,169     Series 2004-1, Class 30PO, PO................................       (b)        02/25/34               8,909
          18,175     Series 2004-3, Class 1A3.....................................      5.25%       03/25/24              18,032
                  MASTR Seasoned Securitization Trust
          63,042     Series 2005-1, Class 3A1 (c).................................      4.44%       10/25/32              64,645
           2,423     Series 2005-2, Class 3A1.....................................      6.00%       11/25/17               2,423
                  MetLife Securitization Trust
       5,069,021     Series 2018-1A, Class A (g)..................................      3.75%       03/25/57           5,336,212
       2,048,923     Series 2019-1A, Class A1A (g)................................      3.75%       04/25/58           2,151,643
                  Morgan Stanley Mortgage Loan Trust
       3,000,000     Series 2005-6AR, Class 1M1, 1 Mo. LIBOR + 0.46% (a)..........      2.28%       11/25/35           3,004,699
                  New Residential Mortgage Loan Trust
         806,523     Series 2014-2A, Class A3 (g).................................      3.75%       05/25/54             823,514
       7,365,174     Series 2015-2A, Class B1 (g).................................      4.50%       08/25/55           7,847,490
       8,042,548     Series 2016-1A, Class A1 (g).................................      3.75%       03/25/56           8,380,075
       1,325,215     Series 2017-5A, Class A1, 1 Mo. LIBOR + 1.50% (a) (g)........      3.32%       06/25/57           1,350,856
                  Nomura Asset Acceptance Corp. Alternative Loan Trust
           7,448     Series 2004-AP3, Class A6....................................      5.29%       10/25/34               7,469
           6,031     Series 2005-WF1, Class 2A5, steps up to 5.66% after
                        Redemption Date (i).......................................      5.16%       03/25/35               6,387
                  Oaks Mortgage Trust
      14,047,473     Series 2015-2, Class A8 (g)..................................      3.50%       10/25/45          14,132,326
                  OBX Trust
       8,516,865     Series 2018-EXP1, Class 1A3 (g)..............................      4.00%       04/25/48           8,680,554
       2,716,703     Series 2018-EXP2, Class 1A1 (g)..............................      4.00%       11/25/48           2,753,259
                  Prime Mortgage Trust
          25,705     Series 2004-2, Class A2......................................      4.75%       11/25/19              26,110
          50,275     Series 2004-2, Class A6......................................      5.00%       11/25/19              52,498
                  RBSSP Resecuritization Trust
         282,743     Series 2009-6, Class 9A4, 1 Mo. LIBOR + 0.45% (a) (g)........      2.47%       11/26/36             280,039
           6,067     Series 2009-12, Class 15A1 (c) (g)...........................      4.12%       10/26/35               6,110
                  Residential Accredit Loans, Inc.
           4,829     Series 2003-QS20, Class CB...................................      5.00%       11/25/18               4,864
                  Residential Asset Securitization Trust
             165     Series 2004-A3, Class A4.....................................      5.25%       06/25/34                 165
                  RFMSI Trust
           4,236     Series 2005-S3, Class A1.....................................      4.75%       03/25/20               4,230
                  Sequoia Mortgage Trust
         388,110     Series 2000-4, Class A, 1 Mo. LIBOR + 0.72% (a)..............      2.77%       11/22/24             389,225
       3,421,034     Series 2018-CH2, Class A12 (g)...............................      4.00%       06/25/48           3,465,112
       3,617,166     Series 2018-CH3, Class A10 (g)...............................      4.50%       08/25/48           3,676,900
         511,708     Series 2018-CH3, Class A11 (g)...............................      4.00%       08/25/48             517,631
       2,434,741     Series 2018-CH4, Class A10 (g)...............................      4.50%       10/25/48           2,460,511
       3,197,334     Series 2019-1, Class A4 (g)..................................      4.00%       02/25/49           3,233,304
                  Structured Asset Securities Corp.
           2,366     Series 2004-4XS, Class A3A (h)...............................      5.16%       02/25/34               2,478


                        See Notes to Financial Statements                Page 43


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Structured Asset Securities Corp. Mortgage Loan Trust
$         24,145     Series 2002-9, Class A2, 1 Mo. LIBOR + 0.60% (a).............      2.42%       10/25/27    $         24,143
                  Structured Asset Securities Corp. Mortgage Pass-Through
                        Certificates
          26,730     Series 2004-11XS, Class 1A6 (h)..............................      5.24%       06/25/34              27,402
                  WaMu Mortgage Pass-Through Certificates Trust
          32,441     Series 2003-S3, Class 3A1....................................      5.50%       05/25/33              34,003
               5     Series 2004-CB2, Class 5A....................................      5.00%       07/25/19                   5
          11,969     Series 2004-RS1, Class A11...................................      5.50%       11/25/33              12,427
                  Wells Fargo Mortgage Backed Securities Trust
           3,665     Series 2004-K, Class 2A12 (c)................................      4.97%       07/25/34               3,709
         117,199     Series 2004-X, Class 1A1 (c).................................      4.58%       11/25/34             122,289
         385,248     Series 2005-AR4, Class 1A3 (c)...............................      5.15%       04/25/35             400,045
          46,533     Series 2005-AR10, Class 2A2 (c)..............................      4.93%       06/25/35              48,931
      12,033,122     Series 2019-1, Class A7 (g)..................................      4.00%       11/25/48          12,101,174
       4,734,446     Series 2019-3, Class A17 (g).................................      3.50%       07/25/49           4,797,859
                  WinWater Mortgage Loan Trust
         657,851     Series 2014-1, Class A4 (g)..................................      3.50%       06/20/44             659,357
       4,084,209     Series 2015-2, Class A5 (g)..................................      3.00%       02/20/45           4,098,156
       8,664,872     Series 2015-3, Class A17 (g).................................      2.50%       03/20/45           8,610,916
       6,165,114     Series 2016-1, Class 1A18 (g)................................      3.50%       01/20/46           6,224,877
       7,626,500     Series 2016-1, Class 2A3 (g).................................      3.00%       12/20/30           7,649,495
       4,944,267     Series 2016-1, Class B1 (c) (g)..............................      3.86%       01/20/46           5,179,541
                                                                                                                ----------------
                                                                                                                     250,996,348
                                                                                                                ----------------
                  COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.5%
                  Morgan Stanley Capital Trust
       2,745,000     Series 2017-CLS, Class C, 1 Mo. LIBOR + 1.00% (a) (g)........      2.91%       11/15/34           2,747,006
                  Sutherland Commercial Mortgage Trust
       9,215,341     Series 2019-SBC8, Class A (g)................................      2.86%       12/25/35           9,275,172
                  Wells Fargo Re-REMIC Trust
       6,000,000     Series 2013-FRR1, Class AK16, PO (g).........................       (b)        12/27/43           5,637,025
                                                                                                                ----------------
                                                                                                                      17,659,203
                                                                                                                ----------------
                  TOTAL MORTGAGE-BACKED SECURITIES............................................................       268,655,551
                  (Cost $265,404,575)                                                                           ----------------

U.S. GOVERNMENT BONDS AND NOTES -- 3.5%
      10,000,000  U.S. Treasury Note..............................................      1.00%       11/15/19           9,996,774
      40,000,000  U.S. Treasury Note..............................................      3.38%       11/15/19          40,022,906
      10,000,000  U.S. Treasury Note..............................................      1.00%       11/30/19           9,993,293
       5,000,000  U.S. Treasury Note..............................................      1.38%       02/15/20           4,995,801
      20,000,000  U.S. Treasury Note..............................................      1.38%       02/29/20          19,982,812
      10,000,000  U.S. Treasury Note..............................................      1.38%       03/31/20           9,990,234
      35,000,000  U.S. Treasury Note..............................................      2.25%       03/31/20          35,092,969
         200,000  U.S. Treasury Note..............................................      1.63%       06/30/20             200,012
                                                                                                                ----------------
                  TOTAL U.S. GOVERNMENT BONDS AND NOTES.......................................................       130,274,801
                  (Cost $129,919,440)                                                                           ----------------


Page 44                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


     SHARES                                               DESCRIPTION                                                VALUE
----------------  --------------------------------------------------------------------------------------------  ----------------
EXCHANGE-TRADED FUNDS -- 0.0%

                  CAPITAL MARKETS -- 0.0%
          11,750  First Trust Long Duration Opportunities ETF (j).............................................  $        326,298
                                                                                                                ----------------
                  TOTAL EXCHANGE-TRADED FUNDS.................................................................           326,298
                  (Cost $305,193)                                                                               ----------------

MONEY MARKET FUNDS -- 4.0%
     150,903,988  Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio -
                     Institutional Class - 1.68% (k)..........................................................       150,903,988
                  (Cost $150,903,988)                                                                           ----------------

                  TOTAL INVESTMENTS -- 100.3%.................................................................     3,775,361,584
                  (Cost $3,715,005,708) (l)                                                                     ----------------



   NUMBER OF                                                            NOTIONAL      EXERCISE     EXPIRATION
   CONTRACTS                          DESCRIPTION                        AMOUNT        PRICE          DATE           VALUE
----------------  -------------------------------------------------   ------------  ------------  ------------  ----------------
CALL OPTIONS PURCHASED -- 0.0%
              30  U.S. Treasury Long Bond Futures Call.............   $  4,817,814    $ 160.00      Jan-2020              68,437
                  (Cost $38,879)                                                                                ----------------



   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT -- (9.1%)
                  Federal National Mortgage Association
      (5,000,000)    Pool TBA (m).................................................      3.50%       11/01/48          (5,133,984)
     (70,000,000)    Pool TBA (m).................................................      4.00%       11/01/48         (72,701,562)
     (70,000,000)    Pool TBA (m).................................................      4.00%       11/01/48         (72,646,874)
     (40,000,000)    Pool TBA (m).................................................      4.50%       12/01/48         (42,118,750)
     (70,000,000)    Pool TBA (m).................................................      3.00%       07/01/49         (71,134,850)
     (10,000,000)    Pool TBA (m).................................................      3.00%       08/01/49         (10,151,740)
     (69,000,000)    Pool TBA.....................................................      2.50%       09/01/49         (68,614,570)
                                                                                                                ----------------
                  TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT..........................      (342,502,330)
                  (Proceeds $342,207,773)                                                                       ----------------

                  NET OTHER ASSETS AND LIABILITIES -- 8.8%....................................................       332,541,311
                                                                                                                ----------------
                  NET ASSETS -- 100.0%........................................................................  $  3,765,469,002
                                                                                                                ================


FUTURES CONTRACTS AT OCTOBER 31, 2019 (See Note 2D - Futures Contracts in the
Notes to Financial Statements):


                                                                                                                   UNREALIZED
                                                                                                                  APPRECIATION
                                                                       NUMBER OF   EXPIRATION      NOTIONAL     (DEPRECIATION)/
                   FUTURES CONTRACTS                      POSITION     CONTRACTS      DATE          VALUE            VALUE
-------------------------------------------------------  -----------  -----------  -----------  --------------  ----------------
U.S. 2-Year Treasury Notes                                  Long           757      Dec-2019    $  163,210,383  $        (73,944)
U.S. 5-Year Treasury Notes                                  Short        1,969      Dec-2019      (234,710,953)           10,890
U.S. 10-Year Treasury Notes                                 Short          725      Dec-2019       (94,465,234)          313,275
U.S. 10-Year Ultra Treasury Notes                           Short          810      Dec-2019      (115,108,594)        1,367,061
U.S. Treasury Long Bond Futures                             Short          516      Dec-2019       (83,269,500)          910,774
U.S. Treasury Ultra Bond Futures                            Short           12      Dec-2019        (2,277,000)          (25,615)
                                                                                                --------------  ----------------
                                                                                                $ (366,620,898) $      2,502,441
                                                                                                ==============  ================


                        See Notes to Financial Statements                Page 45


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019

-----------------------------

(a)   Floating or variable rate security.

(b)   Zero coupon security.

(c)   Collateral Strip Rate bond. Coupon is based on the weighted net interest rate of the investment's underlying collateral. The interest rate resets periodically.

(d)   Inverse floating rate security.

(e)   Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund's advisor (the "Advisor").

(f)   Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.

(g)   This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At October 31, 2019, securities noted as such amounted to $647,570,966 or 17.2% of net assets.

(h)   Step security. The coupon rate is determined based on the underlying investments. The coupon rate resets periodically.

(i)   Step-up security. A security where the coupon increases or steps up at a predetermined date.

(j)   Investment in an affiliated fund.

(k)   Rate shown reflects yield as of October 31, 2019.

(l)   Aggregate cost for federal income tax purposes is $3,374,818,913. As of
      October 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was
      $77,921,191 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was
      $17,309,972. The net unrealized appreciation was $60,611,219. The amounts presented are inclusive of investments sold short and derivative contracts.

(m)   All or a portion of this security is part of a mortgage dollar roll agreement (see Note 2I - Mortgage Dollar Rolls and TBA Transactions in the
      Notes to Financial Statements).

IO    - Interest-Only Security - Principal amount shown represents par value on which interest payments are based.

LIBOR - London Interbank Offered Rate

PO    - Principal-Only Security

STRIPS - Separate Trading of Registered Interest and Principal of Securities

TBA   - To-Be-Announced Security

Page 46                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31,
2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                          ASSETS TABLE
                                                                                                  LEVEL 2            LEVEL 3
                                                             TOTAL             LEVEL 1          SIGNIFICANT        SIGNIFICANT
                                                           VALUE AT            QUOTED           OBSERVABLE        UNOBSERVABLE
                                                          10/31/2019           PRICES             INPUTS             INPUTS
                                                        ---------------    ---------------    ---------------    ---------------
U.S. Government Agency Mortgage-Backed Securities.....  $ 2,912,736,513    $            --    $ 2,912,736,513    $            --
Asset-Backed Securities...............................      312,464,433                 --        312,464,433                 --
Mortgage-Backed Securities............................      268,655,551                 --        268,655,551                 --
U.S. Government Bonds and Notes.......................      130,274,801                 --        130,274,801                 --
Exchange-Traded Funds*................................          326,298            326,298                 --                 --
Money Market Funds....................................      150,903,988        150,903,988                 --                 --
                                                        ---------------    ---------------    ---------------    ---------------
Total Investments.....................................    3,775,361,584        151,230,286      3,624,131,298                 --
Call Options Purchased................................           68,437             68,437                 --                 --
Futures Contracts**...................................        2,602,000          2,602,000                 --                 --
                                                        ---------------    ---------------    ---------------    ---------------
Total.................................................  $ 3,778,032,021    $   153,900,723    $ 3,624,131,298    $            --
                                                        ===============    ===============    ===============    ===============

                                                       LIABILITIES TABLE
                                                                                                  LEVEL 2            LEVEL 3
                                                             TOTAL             LEVEL 1          SIGNIFICANT        SIGNIFICANT
                                                           VALUE AT            QUOTED           OBSERVABLE        UNOBSERVABLE
                                                          10/31/2019           PRICES             INPUTS             INPUTS
                                                        ---------------    ---------------    ---------------    ---------------
U.S. Government Agency Mortgage-Backed Securities
   Sold Short.........................................  $  (342,502,330)   $            --    $  (342,502,330)   $            --
Futures Contracts**...................................          (99,559)           (99,559)                --                 --
                                                        ---------------    ---------------    ---------------    ---------------
Total.................................................  $  (342,601,889)   $       (99,559)   $  (342,502,330)   $            --
                                                        ===============    ===============    ===============    ===============


*  See Portfolio of Investments for industry breakout.

** Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day's variation margin is presented on the Statement of Assets and Liabilities.

                        See Notes to Financial Statements                Page 47


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2019


ASSETS:
Investments, at value - Unaffiliated......................................   $3,775,035,286
Investments, at value - Affiliated........................................          326,298
                                                                             --------------
Total investments, at value...............................................    3,775,361,584
Options contracts purchased, at value.....................................           68,437
Cash......................................................................        1,769,736
Cash segregated as collateral for open futures contracts..................       15,463,543
Receivables:
   Investment securities sold.............................................      565,234,876
   Capital shares sold....................................................       28,502,343
   Interest...............................................................       14,278,601
   Dividends..............................................................          255,730
                                                                             --------------
      Total Assets........................................................    4,400,934,850
                                                                             --------------
LIABILITIES:
Investments sold short, at value (proceeds $342,207,773)..................      342,502,330
Payables:
   Investment securities purchased........................................      287,622,348
   Investment advisory fees...............................................        2,011,284
   Variation margin.......................................................        3,329,886
                                                                             --------------
      Total Liabilities...................................................      635,465,848
                                                                             --------------
NET ASSETS................................................................   $3,765,469,002
                                                                             ==============
NET ASSETS CONSIST OF:
Paid-in capital...........................................................   $3,735,130,007
Par value.................................................................          726,000
Accumulated distributable earnings (loss).................................       29,612,995
                                                                             --------------
NET ASSETS................................................................   $3,765,469,002
                                                                             ==============
NET ASSET VALUE, per share................................................   $        51.87
                                                                             ==============
Number of shares outstanding (unlimited number of shares authorized,
   par value $0.01 per share).............................................       72,600,002
                                                                             ==============
Investments, at cost - Unaffiliated.......................................   $3,714,700,515
                                                                             ==============
Investments, at cost - Affiliated.........................................   $      305,193
                                                                             ==============
Total investments, at cost................................................   $3,715,005,708
                                                                             ==============
Premiums paid on options contracts purchased..............................   $       38,879
                                                                             ==============


Page 48                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2019


INVESTMENT INCOME:
Interest..................................................................   $   77,099,345
Dividends - Unaffiliated..................................................        5,522,678
Dividends - Affiliated....................................................            3,670
                                                                             --------------
   Total investment income................................................       82,625,693
                                                                             --------------
EXPENSES:
Investment advisory fees..................................................       17,574,335
                                                                             --------------
   Total expenses.........................................................       17,574,335
                                                                             --------------
NET INVESTMENT INCOME (LOSS)..............................................       65,051,358
                                                                             --------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments - Unaffiliated.............................................        8,714,351
   Investments - Affiliated...............................................               --
   Investments sold short.................................................      (10,777,308)
   Futures contracts......................................................      (27,055,069)
   Purchased options contracts............................................         (609,373)
   Written options contracts..............................................        1,507,078
                                                                             --------------
Net realized gain (loss)..................................................      (28,220,321)
                                                                             --------------
Net change in unrealized appreciation (depreciation) on:
   Investments - Unaffiliated.............................................       89,286,576
   Investments - Affiliated...............................................           21,105
   Investments sold short.................................................         (853,357)
   Futures contracts......................................................         (808,546)
   Purchased options contracts............................................           40,816
   Written options contracts..............................................          (37,905)
                                                                             --------------
Net change in unrealized appreciation (depreciation)......................       87,648,689
                                                                             --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)...................................       59,428,368
                                                                             --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS........................................................   $  124,479,726
                                                                             ==============


                        See Notes to Financial Statements                Page 49


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  YEAR               YEAR
                                                                                 ENDED              ENDED
                                                                               10/31/2019         10/31/2018
                                                                             --------------     --------------
OPERATIONS:
Net investment income (loss)..............................................   $   65,051,358     $   29,137,467
Net realized gain (loss)..................................................      (28,220,321)         4,560,050
Net change in unrealized appreciation (depreciation)......................       87,648,689        (23,638,622)
                                                                             --------------     --------------
Net increase (decrease) in net assets resulting from operations...........      124,479,726         10,058,895
                                                                             --------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.....................................................      (67,215,845)       (34,897,503)
Return of capital.........................................................       (4,340,158)                --
                                                                             --------------     --------------
Total distributions to shareholders.......................................      (71,556,003)       (34,897,503)
                                                                             --------------     --------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.................................................    1,983,467,078        910,174,583
Cost of shares redeemed...................................................               --         (2,579,752)
                                                                             --------------     --------------
Net increase (decrease) in net assets resulting from
   shareholder transactions...............................................    1,983,467,078        907,594,831
                                                                             --------------     --------------
Total increase (decrease) in net assets...................................    2,036,390,801        882,756,223

NET ASSETS:
Beginning of period.......................................................    1,729,078,201        846,321,978
                                                                             --------------     --------------
End of period.............................................................   $3,765,469,002     $1,729,078,201
                                                                             ==============     ==============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...................................       34,050,002         16,350,002
Shares sold...............................................................       38,550,000         17,750,000
Shares redeemed...........................................................               --            (50,000)
                                                                             --------------     --------------
Shares outstanding, end of period.........................................       72,600,002         34,050,002
                                                                             ==============     ==============


Page 50                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                                     YEAR ENDED OCTOBER 31,                           PERIOD
                                                  ------------------------------------------------------------        ENDED
                                                      2019            2018            2017            2016        10/31/2015 (a)
                                                  ------------    ------------    ------------    ------------    --------------
Net asset value, beginning of period ...........   $    50.78      $    51.76      $    52.54      $    50.32       $    50.00
                                                   ----------      ----------      ----------      ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) ...................         1.24            1.17            1.13            1.31             1.23 (b)
Net realized and unrealized gain (loss) ........         1.21           (0.74)          (0.50)           2.41             0.55
                                                   ----------      ----------      ----------      ----------       ----------
Total from investment operations ...............         2.45            0.43            0.63            3.72             1.78
                                                   ----------      ----------      ----------      ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income...........................        (1.23)          (1.13)          (1.14)          (1.50)           (1.46)
Net realized gain...............................        (0.05)          (0.28)          (0.02)             --               --
Return of capital...............................        (0.08)             --           (0.25)             --               --
                                                   ----------      ----------      ----------      ----------       ----------
Total distributions.............................        (1.36)          (1.41)          (1.41)          (1.50)           (1.46)
                                                   ----------      ----------      ----------      ----------       ----------
Net asset value, end of period .................   $    51.87      $    50.78      $    51.76      $    52.54       $    50.32
                                                   ==========      ==========      ==========      ==========       ==========
TOTAL RETURN (c)................................         4.88%           0.84%           1.22%           7.49%            3.62%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)............   $3,765,469      $1,729,078      $  846,322      $  270,586       $   10,065
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets (d)...............................         0.65%           0.65%           0.65%           0.65%            0.65% (e)
Ratio of net investment income (loss) to average
   net assets ..................................         2.41%           2.32%           2.20%           2.06%            2.55% (e)
Portfolio turnover rate (f).....................          373% (g)        331% (g)        190% (g)         92%             157%


(a)   Inception date is November 4, 2014, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Based on average shares outstanding.

(c)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)   The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.

(e)   Annualized.

(f)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(g)   The portfolio turnover rate not including mortgage dollar rolls was 246%,
      117% and 97% for the years ended October 31, 2019, 2018 and 2017, respectively.

                        See Notes to Financial Statements                Page 51


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                                OCTOBER 31, 2019

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15,
2010, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of nine funds that are offering shares. This report covers the First Trust Low Duration Opportunities ETF (the "Fund"), a
non-diversified series of the Trust, which trades under the ticker "LMBS" on The
Nasdaq Stock Market LLC ("Nasdaq"). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation
Unit." Creation Units are generally issued and redeemed for cash and, in certain circumstances, in-kind for securities in which the Fund invests, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Except when aggregated in Creation Units, the Fund's shares are not redeemable securities.

The Fund is an actively managed exchange-traded fund ("ETF"). The Fund's primary investment objective is to generate current income. The Fund's secondary investment objective is to provide capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in mortgage-related debt securities and other mortgage-related instruments
(collectively, "Mortgage-Related Investments"). The Fund normally expects to invest in Mortgage-Related Investments tied to residential and commercial mortgages. Mortgage-Related Investments include residential mortgage-backed securities, commercial mortgage-backed securities, stripped mortgage-backed securities, collateralized mortgage obligations and real estate mortgage investment conduits. The Fund may also invest in investment companies, including
ETFs, that invest primarily in Mortgage-Related Investments. The Fund will limit its investments in Mortgage-Related Investments that are not issued or guaranteed by Government Entities(1) to 20% of its net assets (including investment borrowings). The Fund may invest, without limitation, in mortgage dollar rolls. The Fund intends to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor").
The Fund may also invest in to-be-announced transactions ("TBA Transactions").
Further, the Fund may enter into short sales as part of its overall portfolio management strategies or to offset a potential decline in the value of a security; however, the Fund does not expect, under normal market conditions, to engage in short sales with respect to more than 30% of the value of its net assets (including investment borrowings). Although the Fund intends to invest primarily in investment grade securities, the Fund may invest up to 20% of its net assets (including investment borrowings) in securities of any credit quality, including securities that are below investment grade, which are also known as high yield securities, or commonly referred to as "junk" bonds, or unrated securities that have not been judged by the Advisor to be of comparable quality to rated investment grade securities. In the case of a split rating between one or more of the nationally recognized statistical rating organizations, the Fund will consider the highest rating. The Fund targets an estimated effective duration of three years or less.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB")
Accounting Standards Codification ("ASC") Topic 946, "Financial
Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America
("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New
York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the
NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor's Pricing Committee, in

-----------------------------
(1)   "Government Entities" means the U.S. government, its agencies and instrumentalities, and U.S. government-sponsored entities.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                                OCTOBER 31, 2019

accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the
Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      U.S. government securities, mortgage-backed securities, asset-backed securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;
            2)    reported trades;
            3)    broker/dealer quotes;
            4)    issuer spreads;
            5)    benchmark securities;
            6)    bids and offers; and
            7)    reference data including market research publications.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange
      Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and
      AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination.
      Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1)    the credit conditions in the relevant market and changes
                  thereto;
            2)    the liquidity conditions in the relevant market and changes thereto;
            3)    the interest rate conditions in the relevant market and
                  changes thereto (such as significant changes in interest
                  rates);
            4)    issuer-specific conditions (such as significant credit
                  deterioration); and
            5)    any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing
                  Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

                                                                         Page 53


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                                OCTOBER 31, 2019

            1)    the fundamental business data relating to the issuer;

            2)    an evaluation of the forces which influence the market in
                  which these securities are purchased and sold;

            3)    the type, size and cost of a security;

            4)    the financial statements of the issuer;

            5)    the credit quality and cash flow of the issuer, based on the
                  Advisor's or external analysis;

            6)    the information as to any transactions in or offers for the security;

            7)    the price and extent of public trading in similar securities of the issuer/borrower, or comparable companies; 8) the coupon payments;

            9)    the quality, value and salability of collateral, if any,
                  securing the security;

           10)    the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt
                  only);

           11)    the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

           12)    other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of October 31, 2019, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

On July 27, 2017, the Financial Conduct Authority ("FCA") announced that it will no longer persuade or compel banks to submit rates for the calculation of the
London Interbank Offered Rates ("LIBOR") after 2021 (the "FCA Announcement").
Furthermore, in the United States, efforts to identify a set of alternative U.S.
dollar reference interest rates include proposals by the Alternative Reference
Rates Committee of the Federal Reserve Board and the Federal Reserve Bank of New
York. On August 24, 2017, the Federal Reserve Board requested public comment on a proposal by the Federal Reserve Bank of New York, in cooperation with the
Office of Financial Research, to produce three new reference rates intended to serve as alternatives to LIBOR. These alternative rates are based on overnight repurchase agreement transactions secured by U.S. Treasury Securities. On
December 12, 2017, following consideration of public comments, the Federal
Reserve Board concluded that the public would benefit if the Federal Reserve
Bank of New York published the three proposed reference rates as alternatives to
LIBOR (the "Federal Reserve Board Notice").

At this time, it is not possible to predict the effect of the FCA Announcement, the Federal Reserve Board Notice, or other regulatory changes or announcements, any establishment of alternative reference rates or any other reforms to LIBOR that may be enacted in the United Kingdom, the United States or elsewhere. As such, the potential effect of any such event on the Fund cannot yet be determined.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                                OCTOBER 31, 2019

The Fund invests in interest-only securities. For these securities, if there is a change in the estimated cash flows, based on an evaluation of current information, then the estimated yield is adjusted. Additionally, if the evaluation of current information indicates a permanent impairment of the security, the cost basis of the security is written down and a loss is recognized. Debt obligations may be placed on non-accrual status and the related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The
Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At October 31, 2019, the Fund had no when-issued or delayed-delivery securities. At October 31, 2019, the Fund held $273,887,760 of forward purchase commitments.

C. SHORT SALES

Short sales are utilized to manage interest rate and spread risk, and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold that are not currently owned in the Fund's portfolio. When the Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund is charged a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities.
Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is effected by the Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund's portfolio. The Fund is subject to the risk it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.

D. FUTURES CONTRACTS

The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk).
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the
Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in
"Net realized gain (loss) on futures contracts" on the Statement of Operations.

Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily with the change in value recognized as a component of "Net change in unrealized appreciation (depreciation) on futures contracts" on the Statement of Operations. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are included in "Variation margin" receivable or payable on the Statement of Assets and Liabilities. If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.

E. OPTIONS CONTRACTS

In the normal course of pursuing its investment objectives, the Fund may invest up to 20% of its net assets in derivative instruments in connection with hedging strategies. The Fund may invest in exchange-listed options on U.S. Treasury securities, exchange-listed options on U.S. Treasury futures contracts and exchange-listed U.S. Treasury futures contracts. The Fund uses derivative instruments primarily to hedge interest rate risk and actively manage interest rate exposure. The primary risk exposure is interest rate risk.

The Fund may purchase (buy) or write (sell) put and call options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position
(put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite

                                                                         Page 55


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                                OCTOBER 31, 2019

short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures option contract may be closed out by an offsetting purchase or sale of a futures option of the same series. When the
Fund writes (sells) an option, an amount equal to the premium received by the
Fund is included in "Options contracts written, at value" on the Statement of
Assets and Liabilities. When the Fund purchases (buys) an option, the premium paid represents the cost of the option, which is included in "Premiums paid on options contracts purchased" on the Statement of Assets and Liabilities. Options
are marked-to-market daily and their value is affected by changes in the value of the underlying security, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying securities, and the remaining time to the option's expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or the trading volume diminishes.

The Fund uses options on futures contracts in connection with hedging strategies. Generally, these strategies are applied under the same market and market sector conditions in which the Fund uses put and call options on securities. The purchase of put options on futures contracts is analogous to the purchase of puts on securities so as to hedge the Fund's securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a futures contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the futures contract. If the price at expiration of a written call option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's holdings of securities. If the price when the option is exercised is above the exercise price, however, the Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by the Fund that were being hedged. Writing a put option or purchasing a call option on a futures contract serves as a partial hedge against an increase in the value of the securities the Fund intends to acquire. Realized gains and losses on written options are included in "Net realized gain (loss) on written options contracts" on the Statement of Operations. Realized gains and losses on purchased options are included in "Net realized gain (loss) on purchased options contracts" on the Statement of Operations.

The Fund is required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. The Fund will pledge in a segregated account at the Fund's custodian, liquid assets, such as cash, U.S. government securities or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be pledged in the segregated account whenever the total value of the pledged assets falls below the amount due on the underlying obligation.

The risks associated with the use of options on future contracts include the risk that the Fund may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. The
Fund's successful use of options on futures contracts depends on the Advisor's ability to correctly predict the movement in prices on futures contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the futures contract subject to option.

F. INTEREST-ONLY SECURITIES

An interest-only security ("IO Security") is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Portfolio of Investments.

G. PRINCIPAL-ONLY SECURITIES

A principal-only security ("PO Security") is the principal-only portion of a mortgage-backed security that does not receive any interest, is priced at a deep discount to its redemption value and ultimately receives the redemption value.
Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of a PO Security will rise. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of a
PO Security will fall. These securities, if any, are identified on the Portfolio of Investments.

H. STRIPPED MORTGAGE-BACKED SECURITIES

Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage-backed securities may be partially stripped so that each investor class receives some interest and some principal.
When securities are completely stripped, however, all of the interest is distributed to holders of one type of security known as an IO Security and all of the principal is distributed to holders of another type of security known as a PO Security. These securities, if any, are identified on the Portfolio of
Investments.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                                OCTOBER 31, 2019

I. MORTGAGE DOLLAR ROLLS AND TBA TRANSACTIONS

The Fund may invest, without limitation, in mortgage dollar rolls. The Fund intends to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Fund's investment advisor. In a mortgage dollar roll, the Fund will sell (or buy) mortgage-backed securities for delivery on a specified date and simultaneously contract to repurchase (or sell)
substantially similar (same type, coupon and maturity) securities on a future date. Mortgage dollar rolls are recorded as separate purchase and sales in the
Fund. The Fund may also invest in TBA Transactions. A TBA Transaction is a method of trading mortgage-backed securities. TBA Transactions generally are conducted in accordance with widely-accepted guidelines which establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA
Transaction, the buyer and the seller agree on general trade parameters such as agency, settlement date, par amount and price.

J. AFFILIATED TRANSACTIONS

The Fund invests in securities of affiliated funds. Dividend income and realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statement of Operations. The Fund's investment performance and risks are directly related to the investment performance and risks of the affiliated funds.

Amounts related to these investments at October 31, 2019 and for the fiscal year then ended are as follows:


                                                                            CHANGES IN
                                                                            UNREALIZED     REALIZED
                           SHARES AT    VALUE AT                           APPRECIATION      GAIN      VALUE AT   DIVIDEND
      SECURITY NAME        10/31/2019  10/31/2018  PURCHASES    SALES     (DEPRECIATION)    (LOSS)    10/31/2019   INCOME
---------------------------------------------------------------------------------------------------------------------------
First Trust Long Duration
   Opportunities ETF           11,750  $       --  $ 305,193  $      --  $         21,105  $      --  $  326,298  $   3,670
                                       ====================================================================================


K. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by the Fund, if any, are distributed at least annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal years ended October
31, 2019 and 2018 was as follows:

Distributions paid from:                              2019             2018
Ordinary income...............................   $   69,256,766   $   31,634,253
Capital gains.................................        1,877,704        1,254,000
Return of capital.............................        4,340,158               --

As of October 31, 2019, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income.................   $           --
Accumulated capital and other gain (loss).....      (30,998,224)
Net unrealized appreciation (depreciation)....       60,611,219

L. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

                                                                         Page 57


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                                OCTOBER 31, 2019

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2016,
2017, 2018, and 2019 remain open to federal and state audit. As of October 31,
2019, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2019, the
Fund had non-expiring capital loss carryforwards available for federal income tax purposes of $30,998,224.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2019, the Fund had no net late year ordinary or capital losses.

In order to present paid-in capital and accumulated distributable earnings
(loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation
(depreciation) on investments) on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Fund. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended October 31,
2019, the adjustments for the Fund were as follows:

                                ACCUMULATED
             ACCUMULATED        NET REALIZED
            NET INVESTMENT      GAIN (LOSS)
            INCOME (LOSS)      ON INVESTMENTS     PAID-IN CAPITAL
            --------------     --------------     ---------------
            $   (2,972,514)    $    2,972,514     $            --

M. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

N. NEW ACCOUNTING PRONOUNCEMENTS

On March 30, 2017, the FASB issued Accounting Standards Update ("ASU") 2017-08
"Premium Amortization on Purchased Callable Debt Securities", which amends the amortization period for certain purchased callable debt securities held at a premium by shortening such period to the earliest call date. The new guidance requires an entity to amortize the premium on a callable debt security within its scope to the earliest call date, unless the guidance for considering estimated prepayments is applied. If the call option is not exercised at the earliest call date, the yield is reset to the effective yield using the payment terms of the security. If the security has more than one call date and the premium was amortized to a call price greater than the next call price, any excess of the amortized cost basis over the amount repayable at the next call date will be amortized to that date. If there are no other call dates, any excess of the amortized cost basis over the par amount will be amortized to maturity. Discounts on purchased callable debt securities will continue to be amortized to the security's maturity date. The ASU 2017-08 is effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Earlier application is permitted for all entities, including adoption in an interim period. If an entity early adopts the ASU in an interim period, any adjustments must be reflected as of the beginning of the fiscal year that includes that interim period. Management is still assessing the impact of the adoption of ASU 2017-08 on the financial statements but does not expect it to have a material impact.

On August 28, 2018, the FASB issued ASU 2018-13, "Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement," which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU
2018-13 include new, eliminated, and modified disclosure requirements of ASC
820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13 for these financial statements, which did not result in a material impact.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                                OCTOBER 31, 2019

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement between the Trust and the
Advisor, First Trust manages the investment of the Fund's assets and is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, pro rata share of fees and expenses attributable to investments in other investment companies ("acquired fund fees and expenses"), brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.65% of its average daily net assets. In addition, the
Fund incurs acquired fund fees and expenses. The total of the unitary management fee and acquired fund fees and expenses represents the Fund's total annual operating expenses.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee
Chairmen will rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

The cost of purchases of U.S. Government securities and non-U.S. Government securities, excluding investments sold short and short-term investments, for the fiscal year ended October 31, 2019, were $6,858,361,119 and $589,493,047, respectively. The proceeds from sales and paydowns of U.S. Government securities and non-U.S. Government securities, excluding investments sold short and short-term investments, for the fiscal year ended October 31, 2019, were
$5,213,267,648 and $374,216,774, respectively. The cost of purchases to cover investments sold short and the proceeds of investments sold short were
$4,606,530,367 and $4,834,898,137, respectively.

For the fiscal year ended October 31, 2019, the Fund had no in-kind transactions.

                           5. DERIVATIVE TRANSACTIONS

The following table presents the types of derivatives held by the Fund at
October 31, 2019, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.


                                     ASSET DERIVATIVES                       LIABILITY DERIVATIVES
                          ----------------------------------------   --------------------------------------
DERIVATIVE    RISK          STATEMENT OF ASSETS AND                   STATEMENT OF ASSETS AND
INSTRUMENTS   EXPOSURE        LIABILITIES LOCATION        VALUE         LIABILITIES LOCATION       VALUE
-----------   ---------   ----------------------------  ----------   --------------------------  ----------
Futures       Interest    Unrealized appreciation on                 Unrealized depreciation on
              rate risk   futures contracts*            $2,602,000   futures contracts*          $   99,559

Options       Interest    Options contracts                          Options contracts
              rate risk   purchased, at value               68,437   written, at value                   --


* Includes cumulative appreciation/depreciation on futures contracts as reported in the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

                                                                         Page 59


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                                OCTOBER 31, 2019

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the fiscal year ended October 31, 2019, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.


STATEMENT OF OPERATIONS LOCATION                               INTEREST RATE RISK
----------------------------------------------------------------------------------
Net realized gain (loss) on:
Futures contracts                                               $  (27,055,069)
Purchased options contracts                                           (609,373)
Written options contracts                                            1,507,078
Net change in unrealized appreciation (depreciation) on:
Futures contracts                                                     (808,546)
Purchased options contracts                                             40,816
Written options contracts                                              (37,905)


For the fiscal year ended October 31, 2019, the notional value of futures contracts opened and closed were $4,712,036,954 and $4,590,392,883, respectively.

During the fiscal year ended October 31, 2019, the premiums for purchased options contracts opened were $947,486 and the premiums for purchased options contracts closed, exercised and expired were $958,302.

During the fiscal year ended October 31, 2019, the premiums for written options contracts opened were $3,398,488 and the premiums for written options contracts closed, exercised and expired were $3,550,768.

The Fund does not have the right to offset financial assets and financial liabilities related to futures and options contracts on the Statement of Assets and Liabilities.

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker dealers or large institutional investors that have entered into a participation agreement (an
"Authorized Participant"). Due to the nature of the Fund's investments, the
Fund's Creation Units are generally issued and redeemed for cash, although
Creation Units may be issued in-kind for securities in which the Fund invests in limited circumstances. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a creation transaction fee (the "Creation
Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and/or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share times the number of shares in a Creation
Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When Creation
Units are issued for cash, the Authorized Participant may also be assessed an amount to cover the cost of purchasing portfolio securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such securities. Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a standard redemption transaction fee (the
"Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and/or the countries in which the transactions are settled. When shares are redeemed for cash, the Authorized Participant may also be assessed an amount to cover other costs, including operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to portfolio securities sold in connection with the redemption.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2021.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                                OCTOBER 31, 2019

                               8. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events, requiring recognition or disclosure in the financial statements that have not already been disclosed.

                                                                         Page 61


--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF FIRST TRUST EXCHANGE-TRADED
FUND IV:

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statement of assets and liabilities of First
Trust Low Duration Opportunities ETF (the "Fund"), a series of the First Trust
Exchange-Traded Fund IV, including the portfolio of investments, as of October
31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for the years ended October 31, 2019, 2018, 2017 and 2016, and the period from November 4, 2014 (commencement of operations)
through October 31, 2015, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the years ended October 31, 2019, 2018, 2017 and 2016, and for the period from
November 4, 2014 (commencement of operations) through October 31, 2015, in conformity with accounting principles generally accepted in the United States of
America.

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Chicago, Illinois
December 23, 2019

We have served as the auditor of one or more First Trust investment companies since 2001.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                          OCTOBER 31, 2019 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                            FEDERAL TAX INFORMATION

Distributions paid to foreign shareholders during the Fund's fiscal year ended
October 31, 2019 that were properly designated by the Fund as "interest-related dividends" or "short-term capital gain dividends," may not be subject to federal income tax provided that the income was earned directly by such foreign shareholders.

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the fiscal year ended October 31, 2019, none qualify for the corporate dividends received deduction available to corporate shareholders or as qualified dividend income.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

                                                                         Page 63


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                          OCTOBER 31, 2019 (UNAUDITED)

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                          OCTOBER 31, 2019 (UNAUDITED)

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S.
securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

            NOT FDIC INSURED   NOT BANK GUARANTEED   MAY LOSE VALUE

                               ADVISORY AGREEMENT

BOARD CONSIDERATIONS REGARDING APPROVAL OF CONTINUATION OF INVESTMENT MANAGEMENT
AGREEMENT

The Board of Trustees (the "Board") of First Trust Exchange-Traded Fund IV (the
"Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the "Agreement") with First
Trust Advisors L.P. (the "Advisor") on behalf of the First Trust Low Duration
Opportunities ETF (the "Fund"). The Board approved the continuation of the
Agreement for a one-year period ending June 30, 2020 at a meeting held on June
2, 2019. The Board determined that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the
Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 18, 2019 and June 2, 2019, the
Board, including the Independent Trustees, reviewed materials provided by the
Advisor responding to requests for information from counsel to the Independent
Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate payable by the Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the "Expense
Universe"), each assembled by Broadridge Financial Solutions, Inc.
("Broadridge"), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds ("ETFs") managed by the Advisor; the expense ratio of the Fund as compared to expense ratios of the funds in the Fund's Expense Group and Expense Universe; performance information for the Fund, including comparisons of the Fund's performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the "Performance
Universe"), each assembled by Broadridge; the nature of expenses incurred in providing services to the Fund and the potential for economies of scale, if any;
financial data on the Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. ("FTP"); and information on the Advisor's compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 18, 2019, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor.
Following the April meeting, independent legal counsel on behalf of the
Independent Trustees requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and independent legal counsel held prior to the June 2, 2019 meeting, as well as at the meeting held that day. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from the Fund's perspective. The Board determined that, given the totality of the information provided with respect to the Agreement, the Board had received sufficient information to renew the
Agreement. The Board considered that shareholders chose to invest or remain invested in the Fund knowing that the Advisor manages the Fund and knowing the
Fund's unitary fee.

In reviewing the Agreement, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and the Fund and reviewed all of the services provided by the Advisor to the Fund, as well as the background and experience of the persons responsible for such services. The Board noted that the Fund is an

                                                                         Page 65


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                          OCTOBER 31, 2019 (UNAUDITED)

actively-managed ETF and noted that the Advisor's Mortgage Securities Team is responsible for the day-to-day management of the Fund's investments. The Board considered the background and experience of the members of the Mortgage
Securities Team and noted the Board's prior meetings with members of the Team.
The Board considered the Advisor's statement that it applies the same oversight model internally with its Mortgage Securities Team as it uses for overseeing external sub-advisors, including portfolio risk monitoring and performance review. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor's and the Fund's compliance with the
1940 Act, as well as the Fund's compliance with its investment objectives, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the
Fund. Finally, as part of the Board's consideration of the Advisor's services, the Advisor, in its written materials and at the April 18, 2019 meeting, described to the Board the scope of its ongoing investment in additional infrastructure and personnel to maintain and improve the quality of services provided to the Fund and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the
Trust and the Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed the Fund consistent with its investment objectives, policies and restrictions.

The Board considered the unitary fee rate payable by the Fund under the
Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the
Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The
Board received and reviewed information showing the advisory fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because the Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point.
Based on the information provided, the Board noted that the unitary fee for the
Fund was above the median total (net) expense ratio of the peer funds in the
Expense Group. With respect to the Expense Group, the Board, at the April 18,
2019 meeting, discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for actively-managed ETFs, including that there were no other actively-managed ETFs in the Expense Group, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Fund and other non-ETF clients that limited their comparability. In considering the unitary fee rate overall, the Board also considered the Advisor's statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor's description of its long-term commitment to the Fund.

The Board considered performance information for the Fund. The Board noted the process it has established for monitoring the Fund's performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Fund. The Board determined that this process continues to be effective for reviewing the Fund's performance. The Board received and reviewed information comparing the Fund's performance for periods ended December 31, 2018 to the performance of the funds in the Performance Universe and to that of a benchmark index. Based on the information provided, the Board noted that the
Fund outperformed the Performance Universe median for the one- and three-year periods ended December 31, 2018. The Board also noted that the Fund outperformed the benchmark index for the three-year period ended December 31, 2018 but underperformed the benchmark index for the one-year period ended December 31,
2018.

On the basis of all the information provided on the unitary fee and performance of the Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for the Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to the
Fund under the Agreement.

The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Fund and noted the Advisor's statement that it believes its expenses will likely increase over the next twelve months as the Advisor continues to hire personnel and build infrastructure, including technology, to improve the services of the Fund. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the
Fund. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to the
Fund for the twelve months ended December 31, 2018 and the estimated profitability level for the Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's profitability level for the Fund was not unreasonable. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Fund. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                          OCTOBER 31, 2019 (UNAUDITED)

investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Fund. The Board concluded that the character and amount of potential fall-out benefits to the Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the
Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

                                  REMUNERATION

First Trust Advisors L.P. ("First Trust") is authorized and regulated by the
U.S. Securities and Exchange Commission and is entitled to market shares of certain funds it manages, including First Trust Low Duration Opportunities ETF
(the "Fund"), in certain member states in the European Economic Area in accordance with the cooperation arrangements in Article 42 of the Alternative
Investment Fund Managers Directive (the "Directive"). First Trust is required under the Directive to make disclosures in respect of remuneration. The following disclosures are made in line with First Trust's interpretation of currently available regulatory guidance on remuneration disclosures.

During the year ended December 31, 2018, the amount of remuneration paid (or to be paid) by First Trust Advisors L.P. in respect of the Fund is $2,555,283. This figure is comprised of $499,382 paid (or to be paid) in fixed compensation and
$2,055,901 paid (or to be paid) in variable compensation. There were a total of
15 beneficiaries of the remuneration described above. Those amounts include
$409,108 paid (or to be paid) to senior management of First Trust Advisors L.P.
and $2,146,175 paid (or to be paid) to other employees whose professional activities have a material impact on the risk profiles of First Trust Advisors
L.P. or the Fund (collectively, "Code Staff").

Code Staff included in the aggregated figures disclosed above are rewarded in line with First Trust's remuneration policy (the "Remuneration Policy") which is determined and implemented by First Trust's senior management. The Remuneration
Policy reflects First Trust's ethos of good governance and encapsulates the following principal objectives:

      i.    to provide a clear link between remuneration and performance of
            First Trust and to avoid rewarding for failure;

      ii.   to promote sound and effective risk management consistent with the risk profiles of the funds managed by First Trust; and

      iii.  to remunerate staff in line with the business strategy, objectives, values and interests of First Trust and the funds managed by First
            Trust in a manner that avoids conflicts of interest.

First Trust assesses various risk factors which it is exposed to when considering and implementing remuneration for Code Staff and considers whether any potential award to such person(s) would give rise to a conflict of interest.
First Trust does not reward failure, or consider the taking of risk or failure to take risk in its remuneration of Code Staff.

First Trust assesses performance for the purposes of determining payments in respect of performance-related remuneration of Code Staff by reference to a broad range of measures including (i) individual performance (using financial and non-financial criteria), and (ii) the overall performance of First Trust.
Remuneration is not based upon the performance of the Fund.

The elements of remuneration are balanced between fixed and variable and the senior management sets fixed salaries at a level sufficient to ensure that variable remuneration incentivises and rewards strong individual performance but does not encourage excessive risk taking.

No individual is involved in setting his or her own remuneration.

                                                                         Page 67

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BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                          OCTOBER 31, 2019 (UNAUDITED)

The following tables identify the Trustees and Officers of the Trust. Unless otherwise indicated, the address of all persons is 120 East Liberty Drive, Suite
400, Wheaton, IL 60187.

The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.


                                                                                                   NUMBER OF            OTHER
                                                                                                 PORTFOLIOS IN     TRUSTEESHIPS OR
                                                                                                THE FIRST TRUST     DIRECTORSHIPS
           NAME,               TERM OF OFFICE AND                                                FUND COMPLEX      HELD BY TRUSTEE
     YEAR OF BIRTH AND         YEAR FIRST ELECTED            PRINCIPAL OCCUPATIONS                OVERSEEN BY        DURING PAST
   POSITION WITH THE FUND         OR APPOINTED                DURING PAST 5 YEARS                   TRUSTEE            5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee   o Indefinite Term   Physician, Officer, Wheaton Orthopedics;           162         None
(1951)                                             Limited Partner, Gundersen Real Estate
                               o Since Inception   Limited Partnership (June 1992 to
                                                   December 2016); Member, Sportsmed LLC
                                                   (April 2007 to November 2015)

Thomas R. Kadlec, Trustee      o Indefinite Term   President, ADM Investors Services, Inc.            162         Director of ADM
(1957)                                             (Futures Commission Merchant)                                  Investor Services,
                               o Since Inception                                                                  Inc., ADM
                                                                                                                  Investor Services
                                                                                                                  International,
                                                                                                                  Futures Industry
                                                                                                                  Association, and
                                                                                                                  National Futures
                                                                                                                  Association

Robert F. Keith, Trustee       o Indefinite Term   President, Hibs Enterprises (Financial and         162         Director of Trust
(1956)                                             Management Consulting)                                         Company of
                               o Since Inception                                                                  Illinois

Niel B. Nielson, Trustee       o Indefinite Term   Senior Advisor (August 2018 to Present),           162         None
(1954)                                             Managing Director and Chief Operating
                               o Since Inception   Officer (January 2015 to August 2018),
                                                   Pelita Harapan Educational Foundation
                                                   (Educational Product  and  Services);
                                                   President and Chief Executive Officer
                                                   (June 2012 to September 2014), Servant
                                                   Interactive LLC (Educational Products
                                                   and Services); President and Chief
                                                   Executive Officer (June 2012 to September
                                                   2014), Dew Learning LLC (Educational
                                                   Products and Services)

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James A. Bowen(1), Trustee,    o Indefinite Term   Chief Executive Officer, First Trust               162         None
Chairman of the Board                              Advisors L.P. and First Trust Portfolios
(1955)                         o Since Inception   L.P.; Chairman of the Board of Directors,
                                                   BondWave LLC (Software Development
                                                   Company) and Stonebridge Advisors LLC
                                                   (Investment Advisor)


-----------------------------

(1)   Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P.,
      investment advisor of the Trust.


--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                          OCTOBER 31, 2019 (UNAUDITED)


     NAME AND             POSITION AND OFFICES         TERM OF OFFICE AND                     PRINCIPAL OCCUPATIONS
   YEAR OF BIRTH               WITH TRUST              LENGTH OF SERVICE                       DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS(2)
------------------------------------------------------------------------------------------------------------------------------------
James M. Dykas        President and Chief Executive   o Indefinite Term      Managing Director and Chief Financial Officer
(1966)                Officer                                                (January 2016 to Present), Controller (January 2011
                                                      o Since January 2016   to January 2016), Senior Vice President (April 2007
                                                                             to January 2016), First Trust Advisors L.P. and First
                                                                             Trust Portfolios L.P.; Chief Financial Officer
                                                                             (January 2016 to Present), BondWave LLC
                                                                             (Software Development Company) and Stonebridge
                                                                             Advisors LLC (Investment Advisor)

Donald P. Swade       Treasurer, Chief Financial      o Indefinite Term      Senior Vice President (July 2016 to Present), Vice
(1972)                Officer and Chief                                      President (April 2012 to July 2016), First Trust
                      Accounting Officer              o Since January 2016   Advisors L.P. and First Trust Portfolios L.P.

W. Scott Jardine      Secretary and Chief             o Indefinite Term      General Counsel, First Trust Advisors L.P. and First
(1960)                Legal Officer                                          Trust Portfolios L.P.; Secretary and General
                                                      o Since Inception      Counsel, BondWave LLC; Secretary, Stonebridge
                                                                             Advisors LLC

Daniel J. Lindquist   Vice President                  o Indefinite Term      Managing Director, First Trust Advisors L.P. and
(1970)                                                                       First Trust Portfolios L.P.
                                                      o Since Inception

Kristi A. Maher       Chief Compliance Officer        o Indefinite Term      Deputy General Counsel, First Trust Advisors L.P.
(1966)                and Assistant Secretary                                and First Trust Portfolios L.P.
                                                      o Since Inception

Roger F. Testin       Vice President                  o Indefinite Term      Senior Vice President, First Trust Advisors L.P.
(1966)                                                                       and First Trust Portfolios L.P.
                                                      o Since Inception

Stan Ueland           Vice President                  o Indefinite Term      Senior Vice President, First Trust Advisors L.P.
(1970)                                                                       and First Trust Portfolios L.P.
                                                      o Since Inception



-----------------------------

(2)   The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

                                                                         Page 69

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PRIVACY POLICY
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                          OCTOBER 31, 2019 (UNAUDITED)

                                 PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

      o     Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews,
            applications, agreements or other forms;

      o     Information about your transactions with us, our affiliates or others;

      o     Information we receive from your inquiries by mail, e-mail or telephone; and

      o     Information we collect on our website through the use of "cookies".
            For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o     In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o     We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.

USE OF WEBSITE ANALYTICS

We currently use third party analytics tools, Google Analytics and AddThis, to gather information for purposes of improving First Trust's website and marketing our products and services to you. These tools employ cookies, which are small pieces of text stored in a file by your web browser and sent to websites that you visit, to collect information, track website usage and viewing trends such as the number of hits, pages visited, videos and PDFs viewed and the length of user sessions in order to evaluate website performance and enhance navigation of the website. We may also collect other anonymous information, which is generally limited to technical and web navigation information such as the IP address of your device, internet browser type and operating system for purposes of analyzing the data to make First Trust's website better and more useful to our users. The information collected does not include any personal identifiable information such as your name, address, phone number or email address unless you provide that information through the website for us to contact you in order to answer your questions or respond to your requests. To find out how to opt-out of these services click on: Google Analytics and AddThis.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually.
We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at
1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust
Advisors).

March 2019

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

FIRST TRUST

First Trust Exchange-Traded Fund IV

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603


[BLANK BACK COVER]


First Trust Exchange-Traded Fund IV
First Trust SSI Strategic Convertible Securities ETF (FCVT)

Annual Report
For the Year Ended
October 31, 2019

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Annual Report
October 31, 2019
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and/or SSI Investment Management LLC (“SSI” or the “Sub-Advisor”) and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the “Trust”) described in this report (First Trust SSI Strategic Convertible Securities ETF; hereinafter referred to as the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
By reading the portfolio commentary by the portfolio management team of the Fund, you may obtain an understanding of how the market environment affected the Fund’s performance. The statistical information that follows may help you understand the Fund’s performance compared to that of a relevant market benchmark.
It is important to keep in mind that the opinions expressed by personnel of the Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust SSI Strategic Convertible Securities ETF (FCVT)
Annual Letter from the Chairman and CEO
October 31, 2019
Dear Shareholders,
First Trust is pleased to provide you with the annual report for the First Trust SSI Strategic Convertible Securities ETF (the “Fund”), which contains detailed information about the Fund for the twelve months ended October 31, 2019, including a market overview and a performance analysis. We encourage you to read this report carefully and discuss it with your financial advisor.
One of our responsibilities as asset managers is to be good listeners. Perhaps the most effective way in which we do this continually is by paying close attention to mutual fund and exchange-traded fund (ETF) money flows. After all, investors vote with their dollars, and money flows provide valuable feedback with respect to their biases. Over the past 12 months, we have learned that investors, in general, have grown more risk-averse. For the 12-month period ended October 31, 2019, investors funneled an estimated net $359.56 billion into bond mutual funds and ETFs, while liquidating an estimated net $56.86 billion from equity mutual funds and ETFs, according to data from Morningstar. Over the same period, money market funds took in an estimated net $583.27 billion. Those figures were more balanced for the full-year 2018. Those estimated net flows were as follows: $94.42 billion (equity mutual funds & ETFs); $137.60 billion (bond mutual funds & ETFs); and $161.60 billion (money market funds).
In addition to monitoring fund flows, we watch the performance of all the asset classes. Market returns can either help validate or invalidate our interpretation of money flows. As we noted above, we believe that investors have tempered their appetite for risk, and the returns on the major sectors that comprise the S&P 500® Index back it up. For the 12-month period ended October 31, 2019, as measured by total return, the top performers were Real Estate and Utilities, up 26.72% and 23.71%, respectively, according to Bloomberg. The S&P 500® Index posted a total return of 14.33% for the period. These two sectors are defensive in nature. They also tend to distribute cash dividends that are often well above those sectors that are more cyclical in nature. The higher dividend distributions likely drew the attention of fixed-income investors dissatisfied with the current low-yield climate in the bond market, in our opinion.
The absence of a new trade deal between the U.S. and China has been a bit of a wet blanket on the global economy. Global growth projections have been trimmed over time by such organizations as the International Monetary Fund. The tariffs have been in play for 19 months and counting as of October 2019. While the lack of any significant progress in the negotiations between the U.S. and China is a concern, we believe a remedy will be found. Remember, as uncertain as things may appear in the current climate, investors with diversified investment portfolios were most likely rewarded over the past 12 months. Stay the course and stay engaged!
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
The First Trust SSI Strategic Convertible Securities ETF (the “Fund”) is an actively managed exchange-traded fund that seeks total return by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in a portfolio of U.S. and non-U.S. convertible securities. The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC under the ticker symbol “FCVT.”
Performance
		Average Annual Total Returns	Cumulative Total Returns
	1 Year Ended 10/31/19	Inception (11/3/15) to 10/31/19	Inception (11/3/15) to 10/31/19
Fund Performance
NAV	11.72%	8.11%	36.51%
Market Price	11.33%	8.02%	36.06%
Index Performance
ICE BofAML All US Convertible Index	12.45%	8.99%	40.99%
Total returns for the period since inception are calculated from the inception date of the Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the period indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period indicated.
The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future performance.

Fund Performance Overview (Unaudited) (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT) (Continued)
Sector Allocation	% of Total Investments
Information Technology	33.9%
Health Care	20.6
Financials	9.3
Communication Services	9.1
Consumer Discretionary	8.1
Utilities	6.7
Industrials	5.5
Energy	2.8
Real Estate	1.7
Consumer Staples	1.2
Materials	1.1
Total	100.0%
Top Ten Holdings	% of Total Investments
Wells Fargo & Co., Series L	3.1%
Bank of America Corp., Series L	2.8
Microchip Technology, Inc., 2/15/27	2.0
Akamai Technologies, Inc., 5/01/25	1.8
Microchip Technology, Inc., 2/15/25	1.8
Becton Dickinson and Co., Series A, 5/01/20	1.7
Advanced Micro Devices, Inc., 9/01/26	1.5
DexCom, Inc., 12/01/23	1.5
DISH Network Corp., 8/15/26	1.5
Broadcom, Inc., Series A, 9/30/22	1.5
Total	19.2%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through October 31, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period November 4, 2015 (commencement of trading) through October 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
11/4/15 – 10/31/16	77	60	12	16
11/1/16 – 10/31/17	149	47	3	2
11/1/17 – 10/31/18	184	31	1	0
11/1/18 – 10/31/19	61	5	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
11/4/15 – 10/31/16	59	16	7	3
11/1/16 – 10/31/17	44	7	0	0
11/1/17 – 10/31/18	34	2	0	0
11/1/18 – 10/31/19	173	10	1	1

Portfolio Commentary
First Trust SSI Strategic Convertible Securities ETF (FCVT)
Annual Report
October 31, 2019 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”) serves as the investment advisor to the First Trust SSI Strategic Convertible Securities ETF (the “Fund”). First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Sub-Advisor
SSI Investment Management LLC
SSI Investment Management LLC (“SSI” or the “Sub-Advisor”) is the sub-advisor to the Fund and is a registered investment advisor based in Los Angeles, California. SSI is an innovative investment management firm specializing in alternative investment solutions utilizing convertible assets, equity securities and hedging strategies.
Portfolio Management Team
George M. Douglas – CFA, Chief Investment Officer, Principal of SSI
Ravi Malik – CFA, Portfolio Manager, Principal of SSI
Michael J. Opre – CFA, Portfolio Manager of SSI
Florian Eitner – CFA, Portfolio Manager of SSI
Ethan Ganz – Portfolio Manager of SSI
Commentary
Market Recap – For the 12-month period ended October 31, 2019:
•	Headlines surrounding a potential trade deal with the U.S. and China have led to bouts of market volatility.
•	U.S. economic activity has slowed but is still expected to grow at over 2% in 2019.
•	With the exception of a spike in spreads during the December 2018 market correction, credit markets were generally healthy.
•	Ten-year Treasury yields fell by 145 basis points to 1.69%, as inflation remained below historic averages.
•	Within the convertible universe, the Technology, Utilities and Telecommunications sectors generated significant gains, while the Energy, Transportation and Materials sectors suffered declines.
•	Large cap and equity alternatives convertibles outperformed during the period.
•	The convertible market remained healthy as evidenced by the more than $55 billion in new issuance for the year which was the strongest new issuance since the financial crisis
Fund Performance
•	Convertible performance was driven by strong equity market returns and robust high yield markets for the 12-month period ended October 31, 2019. The S&P 500® Index advanced 14.33% and the Bloomberg Barclays High Yield Index rose 8.38% for the same period.
•	Fixed income posted positive returns with the Bloomberg Barclays US Aggregate Bond Index up 11.5% for the same period.
•	On a one-year trailing basis, as of October 31, 2019, the Fund generated a total return of 11.72%, based on net asset value (“NAV”) for the 12-month period ended October 31, 2019. This trailed the 12.45% return of the benchmark, the ICE BofAML All US Convertible Index (VXA0).
•	The Industrials and Healthcare sectors made the largest contribution to portfolio returns on a relative basis. The medical device company, Insulet Corp., benefitted from demand for the company’s diabetes treatment products, driven by strong acceptance/uptake by physicians, patients and payors. The Professional Services company, FTI Consulting, Inc., benefitted from demand for its consulting services from new clients.
•	The Financials sector was the largest detractor on a relative basis due primarily to being underweight the sector. An underweight in the Telecommunications sector also detracted from relative performance.

Portfolio Commentary (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
Annual Report
October 31, 2019 (Unaudited)
Investment Outlook
•	With the Federal Reserve (the “Fed”) unlikely to raise interest rates for the foreseeable future, economic growth slow, but positive, and inflation in check, a positive backdrop exists for convertibles as we enter 2020, in our opinion.
•	It is our opinion that corporate earnings growth will slow to low single digits in 2019 before rebounding to mid-high single digit growth in 2020.
•	In our view, continued trade tensions with China and news flow surrounding the upcoming 2020 U.S. Presidential election may spawn market volatility, however as long as the economic backdrop and corporate earnings outlook remain intact, market pullbacks may be transitory.
•	Convertibles continue to offer an attractive combination of upside participation and downside protection, in our view.

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Understanding Your Fund Expenses
October 31, 2019 (Unaudited)
As a shareholder of the First Trust SSI Strategic Convertible Securities ETF (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2019.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
Actual	$1,000.00	$1,021.00	0.95%	$4.84
Hypothetical (5% return before expenses)	$1,000.00	$1,020.42	0.95%	$4.84

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (May 1, 2019 through October 31, 2019), multiplied by 184/365 (to reflect the six-month period).

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments
October 31, 2019
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS – 78.5%
	Air Freight & Logistics – 0.7%
$1,525,000	Air Transport Services Group, Inc.	1.13%	10/15/24	$1,401,818
	Automobiles – 2.0%
1,255,000	Tesla, Inc.	2.00%	05/15/24	1,539,035
1,105,000	Tesla, Inc.	2.38%	03/15/22	1,297,032
960,000	Winnebago Industries, Inc. (a)	1.50%	04/01/25	989,688
				3,825,755
	Biotechnology – 6.4%
1,525,000	BioMarin Pharmaceutical, Inc.	0.60%	08/01/24	1,529,081
1,790,000	Exact Sciences Corp.	0.38%	03/15/27	1,927,256
915,000	Insmed, Inc.	1.75%	01/15/25	785,714
1,125,000	Intercept Pharmaceuticals, Inc.	2.00%	05/15/26	1,056,550
835,000	Ionis Pharmaceuticals, Inc.	1.00%	11/15/21	921,408
1,800,000	Medicines Co. (The)	2.75%	07/15/23	2,257,875
800,000	Neurocrine Biosciences, Inc.	2.25%	05/15/24	1,169,539
1,020,000	Radius Health, Inc.	3.00%	09/01/24	969,527
985,000	Repligen Corp.	0.38%	07/15/24	989,817
600,000	Sarepta Therapeutics, Inc.	1.50%	11/15/24	847,584
				12,454,351
	Communications Equipment – 1.4%
785,000	Lumentum Holdings, Inc.	0.25%	03/15/24	994,508
1,275,000	Viavi Solutions, Inc.	1.00%	03/01/24	1,713,281
				2,707,789
	Consumer Finance – 0.5%
950,000	PRA Group, Inc.	3.50%	06/01/23	965,311
	Diversified Consumer Services – 1.2%
2,370,000	Chegg, Inc. (a)	0.13%	03/15/25	2,223,771
	Diversified Telecommunication Services – 0.4%
825,000	Vonage Holdings Corp. (a)	1.75%	06/01/24	801,929
	Electronic Equipment, Instruments & Components – 2.1%
745,000	II-VI, Inc.	0.25%	09/01/22	752,385
955,000	Insight Enterprises, Inc. (a)	0.75%	02/15/25	1,044,277
825,000	OSI Systems, Inc.	1.25%	09/01/22	912,656
1,390,000	Vishay Intertechnology, Inc.	2.25%	06/15/25	1,373,134
				4,082,452
	Energy Equipment & Services – 1.1%
615,000	Helix Energy Solutions Group, Inc.	4.13%	09/15/23	745,303
870,000	Oil States International, Inc.	1.50%	02/15/23	740,824
845,000	Transocean, Inc.	0.50%	01/30/23	696,209
				2,182,336
	Entertainment – 2.2%
765,000	Liberty Media Corp. - Liberty Formula One	1.00%	01/30/23	970,323
1,140,000	Live Nation Entertainment, Inc.	2.50%	03/15/23	1,397,514
215,000	World Wrestling Entertainment, Inc.	3.38%	12/15/23	503,640
1,435,000	Zynga, Inc. (a)	0.25%	06/01/24	1,470,675
				4,342,152
	Equity Real Estate Investment Trusts – 1.1%
775,000	Extra Space Storage LP (a)	3.13%	10/01/35	953,324
See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
October 31, 2019
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS (Continued)
	Equity Real Estate Investment Trusts (Continued)
$830,000	IH Merger Sub LLC	3.50%	01/15/22	$1,144,333
				2,097,657
	Health Care Equipment & Supplies – 5.5%
1,110,000	CONMED Corp. (a)	2.63%	02/01/24	1,528,779
2,385,000	DexCom, Inc. (a)	0.75%	12/01/23	2,856,135
515,000	Insulet Corp.	1.38%	11/15/24	857,153
2,875,000	Insulet Corp. (a)	0.38%	09/01/26	2,761,797
1,045,000	NuVasive, Inc.	2.25%	03/15/21	1,315,069
1,425,000	Wright Medical Group, Inc.	1.63%	06/15/23	1,364,706
				10,683,639
	Health Care Providers & Services – 0.5%
255,000	Anthem, Inc.	2.75%	10/15/42	965,005
	Health Care Technology – 0.6%
750,000	Teladoc Health, Inc.	1.38%	05/15/25	1,219,200
	Hotels, Restaurants & Leisure – 0.7%
730,000	Caesars Entertainment Corp.	5.00%	10/01/24	1,294,109
	Independent Power & Renewable Electricity Producers – 0.7%
1,225,000	NRG Energy, Inc.	2.75%	06/01/48	1,392,860
	Insurance – 0.6%
1,150,000	AXA S.A. (a)	7.25%	05/15/21	1,194,562
	Interactive Media & Services – 4.4%
2,440,000	IAC FinanceCo 2, Inc. (a)	0.88%	06/15/26	2,636,974
535,000	IAC FinanceCo., Inc. (a)	0.88%	10/01/22	852,476
1,495,000	Snap, Inc. (a)	0.75%	08/01/26	1,514,779
2,330,000	Twitter, Inc.	0.25%	06/15/24	2,230,396
1,230,000	Zillow Group, Inc. (a)	0.75%	09/01/24	1,240,480
				8,475,105
	Internet & Direct Marketing Retail – 3.4%
860,000	Booking Holdings, Inc.	0.35%	06/15/20	1,341,125
1,860,000	Booking Holdings, Inc.	0.90%	09/15/21	2,190,685
1,915,000	Etsy, Inc. (a)	0.13%	10/01/26	1,739,137
1,310,000	Wayfair, Inc. (a)	1.13%	11/01/24	1,340,857
				6,611,804
	IT Services – 5.7%
3,090,000	Akamai Technologies, Inc.	0.13%	05/01/25	3,476,250
1,150,000	Euronet Worldwide, Inc. (a)	0.75%	03/15/49	1,310,698
790,000	KBR, Inc. (a)	2.50%	11/01/23	992,099
180,000	Okta, Inc.	0.25%	02/15/23	416,212
1,285,000	Okta, Inc. (a)	0.13%	09/01/25	1,222,426
850,000	Perficient, Inc.	2.38%	09/15/23	1,036,080
1,835,000	Square, Inc.	0.50%	05/15/23	2,030,855
340,000	Twilio, Inc.	0.25%	06/01/23	517,556
				11,002,176
	Life Sciences Tools & Services – 0.9%
870,000	Illumina, Inc.	(b)	08/15/23	944,779
665,000	Illumina, Inc.	0.50%	06/15/21	867,856
				1,812,635

See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
October 31, 2019
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS (Continued)
	Machinery – 1.8%
$445,000	Chart Industries, Inc. (a)	1.00%	11/15/24	$536,722
1,670,000	Fortive Corp. (a)	0.88%	02/15/22	1,651,759
1,260,000	Meritor, Inc.	3.25%	10/15/37	1,297,275
				3,485,756
	Media – 3.3%
3,020,000	DISH Network Corp.	3.38%	08/15/26	2,831,435
1,625,000	GCI Liberty, Inc. (a)	1.75%	09/30/46	2,193,019
1,050,000	Liberty Media Corp.	1.38%	10/15/23	1,327,557
				6,352,011
	Metals & Mining – 0.7%
360,000	Cleveland-Cliffs, Inc.	1.50%	01/15/25	395,853
805,000	SSR Mining, Inc. (a)	2.50%	04/01/39	918,706
				1,314,559
	Mortgage Real Estate Investment Trusts – 1.6%
1,900,000	Blackstone Mortgage Trust, Inc.	4.38%	05/05/22	2,008,062
1,135,000	Two Harbors Investment Corp.	6.25%	01/15/22	1,175,269
				3,183,331
	Multi-Utilities – 0.4%
14,100	CenterPoint Energy, Inc.	4.52%	09/15/29	820,479
	Oil, Gas & Consumable Fuels – 1.7%
2,275,000	Cheniere Energy, Inc.	4.25%	03/15/45	1,794,406
1,400,000	TOTAL S.A., Series FP	0.50%	12/02/22	1,476,552
				3,270,958
	Personal Products – 0.7%
1,375,000	Herbalife Nutrition Ltd.	2.63%	03/15/24	1,388,519
	Pharmaceuticals – 1.0%
1,260,000	Horizon Pharma Investment Ltd.	2.50%	03/15/22	1,514,749
470,000	Jazz Investments I Ltd.	1.88%	08/15/21	470,582
				1,985,331
	Professional Services – 1.0%
1,510,000	FTI Consulting, Inc.	2.00%	08/15/23	1,893,033
	Semiconductors & Semiconductor Equipment – 10.0%
674,000	Advanced Micro Devices, Inc.	2.13%	09/01/26	2,927,450
625,000	Cree, Inc.	0.88%	09/01/23	677,164
870,000	Inphi Corp.	0.75%	09/01/21	1,202,790
405,000	Intel Corp.	3.25%	08/01/39	1,128,998
1,770,000	Microchip Technology, Inc.	1.63%	02/15/25	3,419,419
2,925,000	Microchip Technology, Inc.	1.63%	02/15/27	3,836,382
190,000	Micron Technology, Inc., Series F	2.13%	02/15/33	825,916
175,000	Novellus Systems, Inc.	2.63%	05/15/41	1,471,621
1,390,000	ON Semiconductor Corp.	1.00%	12/01/20	1,685,582
900,000	Silicon Laboratories, Inc.	1.38%	03/01/22	1,140,674
500,000	Teradyne, Inc.	1.25%	12/15/23	995,073
				19,311,069
	Software – 12.7%
960,000	Alteryx, Inc. (a)	0.50%	08/01/24	890,162
940,000	Atlassian, Inc.	0.63%	05/01/23	1,495,642
See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
October 31, 2019
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS (Continued)
	Software (Continued)
$2,290,000	Coupa Software, Inc. (a)	0.13%	06/15/25	$2,600,785
763,000	DocuSign, Inc.	0.50%	09/15/23	899,823
1,051,000	Envestnet, Inc.	1.75%	06/01/23	1,191,195
420,000	FireEye, Inc.	0.88%	06/01/24	416,448
1,035,000	Guidewire Software, Inc.	1.25%	03/15/25	1,239,610
345,000	HubSport, Inc.	0.25%	06/01/22	590,959
925,000	LivePerson, Inc. (a)	0.75%	03/01/24	1,172,438
1,200,000	Nuance Communications, Inc.	1.25%	04/01/25	1,267,500
2,310,000	Palo Alto Networks, Inc.	0.75%	07/01/23	2,552,464
952,000	Proofpoint, Inc. (a)	0.25%	08/15/24	987,700
1,135,000	Q2 Holdings, Inc. (a)	0.75%	06/01/26	1,203,975
570,000	RingCentral, Inc.	(b)	03/15/23	1,154,963
755,000	ServiceNow, Inc.	(b)	06/01/22	1,416,211
2,550,000	Splunk, Inc.	0.50%	09/15/23	2,781,346
1,635,000	Workday, Inc.	0.25%	10/01/22	2,087,559
570,000	Zendesk, Inc.	0.25%	03/15/23	743,640
				24,692,420
	Specialty Retail – 0.8%
1,355,000	RH	(b)	06/15/23	1,532,857
	Trading Companies & Distributors – 0.7%
1,200,000	Kaman Corp.	3.25%	05/01/24	1,367,538
	Total Convertible Corporate Bonds			152,334,277
	(Cost $137,085,230)
Shares	Description	Stated Rate	Stated Maturity (c)	Value
CONVERTIBLE PREFERRED SECURITIES – 19.8%
	Banks – 5.8%
3,510	Bank of America Corp., Series L	7.25%	(d)	5,323,231
3,970	Wells Fargo & Co., Series L	7.50%	(d)	5,992,715
				11,315,946
	Chemicals – 0.4%
16,625	International Flavors & Fragrances, Inc.	6.00%	09/15/21	777,551
	Electric Utilities – 2.3%
18,200	American Electric Power Co., Inc.	6.13%	03/15/22	1,000,818
30,990	NextEra Energy, Inc.	4.87%	09/01/22	1,576,152
35,300	Southern Co. (The)	6.75%	08/01/22	1,876,548
				4,453,518
	Equity Real Estate Investment Trusts – 1.2%
1,890	Crown Castle International Corp., Series A	6.88%	08/01/20	2,354,354
	Food Products – 0.5%
8,700	Bunge Ltd.	4.88%	(d)	883,203
	Health Care Equipment & Supplies – 2.9%
51,200	Becton Dickinson and Co., Series A	6.13%	05/01/20	3,158,016
2,275	Danaher Corp., Series A	4.75%	04/15/22	2,525,978
				5,683,994
	Health Care Technology – 0.5%
18,195	Change Healthcare, Inc.	6.00%	06/30/22	919,393

See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
October 31, 2019
Shares	Description	Stated Rate	Stated Maturity (c)	Value
CONVERTIBLE PREFERRED SECURITIES (Continued)
	Life Sciences Tools & Services – 0.5%
18,440	Avantor, Inc., Series A	6.25%	05/15/22	$959,064
	Machinery – 1.2%
1,330	Fortive Corp., Series A	5.00%	07/01/21	1,197,732
10,500	Stanley Black & Decker, Inc.	5.38%	05/15/20	1,070,370
				2,268,102
	Multi-Utilities – 2.6%
18,500	CenterPoint Energy, Inc., Series B	7.00%	09/01/21	943,500
14,250	Dominion Energy, Inc, Series A	7.25%	06/01/22	1,527,743
22,250	Sempra Energy, Series A	6.00%	01/15/21	2,581,667
				5,052,910
	Semiconductors & Semiconductor Equipment – 1.4%
2,595	Broadcom, Inc., Series A	8.00%	09/30/22	2,810,437
	Water Utilities – 0.5%
16,515	Aqua America, Inc.	6.00%	04/30/22	995,029
	Total Convertible Preferred Securities			38,473,501
	(Cost $35,200,815)
	Total Investments – 98.3%			190,807,778
	(Cost $172,286,045) (e)

Net Other Assets and Liabilities – 1.7%	3,350,053
Net Assets – 100.0%	$194,157,831

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At October 31, 2019, securities noted as such amounted to $40,830,129 or 21.0% of net assets.
(b)	Zero coupon security.
(c)	Stated maturity represents the mandatory conversion date.
(d)	Perpetual maturity.
(e)	Aggregate cost for federal income tax purposes was $175,570,141. As of October 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $18,716,855 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,479,218. The net unrealized appreciation was $15,237,637.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 10/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Convertible Corporate Bonds*	$ 152,334,277	$ —	$ 152,334,277	$ —
Convertible Preferred Securities:
Food Products	883,203	—	883,203	—
Other industry categories*	37,590,298	37,590,298	—	—
Total Investments	$ 190,807,778	$ 37,590,298	$ 153,217,480	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Statement of Assets and Liabilities
October 31, 2019
ASSETS:
Investments, at value (Cost $172,286,045)	$ 190,807,778
Cash	1,646,382
Receivables:
Investment securities sold	2,488,066
Interest	495,480
Dividends	124,996
Total Assets	195,562,702
LIABILITIES:
Payables:
Investment securities purchased	1,249,811
Investment advisory fees	155,060
Total Liabilities	1,404,871
NET ASSETS	$194,157,831
NET ASSETS consist of:
Paid-in capital	$ 179,495,938
Par value	61,500
Accumulated distributable earnings (loss)	14,600,393
NET ASSETS	$194,157,831
NET ASSET VALUE, per share	$31.57
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	6,150,002

See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Statement of Operations
For the Year Ended October 31, 2019
INVESTMENT INCOME:
Dividends	$ 1,747,076
Interest	(1,150,627)
Total investment income	596,449
EXPENSES:
Investment advisory fees	1,757,769
Total expenses	1,757,769
NET INVESTMENT INCOME (LOSS)	(1,161,320)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	4,565,461
Net change in unrealized appreciation (depreciation) on investments	14,922,374
NET REALIZED AND UNREALIZED GAIN (LOSS)	19,487,835
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 18,326,515
See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Statements of Changes in Net Assets
	Year Ended 10/31/2019	Year Ended 10/31/2018
OPERATIONS:
Net investment income (loss)	$ (1,161,320)	$ (2,671,854)
Net realized gain (loss)	4,565,461	1,537,494
Net change in unrealized appreciation (depreciation)	14,922,374	(1,625,775)
Net increase (decrease) in net assets resulting from operations	18,326,515	(2,760,135)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(2,995,341)	(2,562,416)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	29,071,259	164,774,570
Cost of shares redeemed	(52,711,960)	(15,000,954)
Net increase (decrease) in net assets resulting from shareholder transactions	(23,640,701)	149,773,616
Total increase (decrease) in net assets	(8,309,527)	144,451,065
NET ASSETS:
Beginning of period	202,467,358	58,016,293
End of period	$ 194,157,831	$ 202,467,358
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	7,050,002	2,000,002
Shares sold	950,000	5,550,000
Shares redeemed	(1,850,000)	(500,000)
Shares outstanding, end of period	6,150,002	7,050,002

See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Financial Highlights
For a share outstanding throughout each period
	Year Ended October 31,			Period Ended 10/31/2016 (a)
	2019	2018	2017
Net asset value, beginning of period	$ 28.72	$ 29.01	$ 25.21	$ 25.00
Income from investment operations:
Net investment income (loss)	(0.24)	(0.09)	(0.14)	(0.24)
Net realized and unrealized gain (loss)	3.58	0.52	4.45	0.90
Total from investment operations	3.34	0.43	4.31	0.66
Distributions paid to shareholders from:
Net investment income	(0.49)	(0.67)	(0.51)	(0.45)
Net realized gain	—	(0.05)	—	—
Total distributions	(0.49)	(0.72)	(0.51)	(0.45)
Net asset value, end of period	$31.57	$28.72	$29.01	$25.21
Total return (b)	11.72%	1.46%	17.29%	2.68%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 194,158	$ 202,467	$ 58,016	$ 7,564
Ratio of total expenses to average net assets	0.95%	0.95%	0.95%	0.95% (c)
Ratio of net investment income (loss) to average net assets	(0.63)%	(2.16)%	(1.86)%	(2.34)% (c)
Portfolio turnover rate (d)	64%	71%	56%	54%

(a)	Inception date is November 3, 2015, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

Notes to Financial Statements
First Trust SSI Strategic Convertible Securities ETF (FCVT)
October 31, 2019
1. Organization
First Trust Exchange-Traded Fund IV (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of nine funds that are offering shares. This report covers the First Trust SSI Strategic Convertible Securities ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker “FCVT” on The Nasdaq Stock Market LLC (“Nasdaq”). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified blocks consisting of 50,000 shares called a “Creation Unit.” Creation Units are issued and redeemed for cash and, in certain circumstances, in-kind for securities in which the Fund invests. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities.
The Fund is an actively managed exchange-traded fund. The investment objective of the Fund is to seek total return. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of U.S. and non-U.S. convertible securities. There can be no assurances that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Convertible preferred stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Convertible corporate bonds, notes and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust’s Board of Trustees, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.

Notes to Financial Statements (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
October 31, 2019
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities.
Fair valuation of a debt security will be based on the consideration of all available information, including, but not limited to, the following:
1)	the fundamental business data relating to the issuer;
2)	an evaluation of the forces which influence the market in which these securities are purchased and sold;
3)	the type, size and cost of the security;
4)	the financial statements of the issuer;
5)	the credit quality and cash flow of the issuer, based on the sub-advisor’s or external analysis;
6)	the information as to any transactions in or offers for the security;
7)	the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
8)	the coupon payments;
9)	the quality, value and salability of collateral, if any, securing the security;
10)	the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer’s management;
11)	the prospects for the issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry; and
12)	other relevant factors.
Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

Notes to Financial Statements (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
October 31, 2019
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of October 31, 2019, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
The Fund invests in convertible securities that are acquired at a price significantly above the principal value. Consequently, the amortization of premium may exceed the interest income earned on the securities.
C. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.
Distributions from income and capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by the Fund during the fiscal years ended October 31, 2019 and 2018, was as follows:
Distributions paid from:	2019	2018
Ordinary income	$2,995,341	$2,445,317
Capital gains	—	117,099
Return of capital	—	—
As of October 31, 2019, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$362,764
Accumulated capital and other gain (loss)	(1,000,008)
Net unrealized appreciation (depreciation)	15,237,637

Notes to Financial Statements (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
October 31, 2019
D. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2019, the Fund had $1,000,008 of non-expiring capital loss carryforwards for federal income tax purposes.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2019, the Fund had no net ordinary losses.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2016, 2017, 2018, and 2019 remain open to federal and state audit. As of October 31, 2019, management has evaluated the application of these standards to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
In order to present paid-in capital and accumulated distributable earnings (loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Fund and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended October 31, 2019, the adjustments for the Fund were as follows:
Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-in Capital
$4,396,630	$(4,396,630)	$—
E. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).
F.  New Accounting Pronouncement
On August 28, 2018, the FASB issued Accounting Standards Update (“ASU”) 2018-13, “Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13 for these financial statements, which did not result in a material impact.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for supervising the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
The Fund and First Trust have retained SSI Investment Management LLC (“SSI” or the “Sub-Advisor”) to serve as its investment sub-advisor. In this capacity, SSI is responsible for the selection and on-going monitoring of the securities in the Fund’s investment portfolio. Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust will supervise SSI and its

Notes to Financial Statements (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
October 31, 2019
management of the investment of the Fund’s assets and will pay SSI for its services as the Fund’s sub-advisor. First Trust will also be responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.95% of its average daily net assets. SSI receives a sub-advisory fee from First Trust. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.
On March 14, 2019, First Trust announced that the Trust’s Board of Trustees (the “Board”) voted to approve SSI as investment sub-advisor to the Fund to replace SSI Investment Management Inc. (“SSI Inc”). SSI began serving as investment sub-advisor to the Fund effective on the closing of the Transaction (defined below). SSI Inc. engaged in an internal reorganization pursuant to which it created a subsidiary, SSI, and transferred its advisory business to SSI. In connect with this reorganization, Resolute Investment Managers, Inc. (“Resolute”) acquired a majority interest in SSI on May 31, 2019 (the “Transaction”). The acquisition of the interests in SSI by Resolute is considered an “assignment” (as defined in the 1940 Act) which resulted in the automatic termination of the existing investment sub-advisory agreement among the Fund, First Trust, and SSI Inc. (the “Sub-Advisory Agreement”), in accordance with the terms of such Sub-Advisory Agreement. Prior to the Transaction, on March 14, 2019, the Board approved an interim investment sub-advisory agreement (the “New Agreement”) among the Fund, First Trust and SSI to become effective upon the termination of the Sub-Advisory Agreement. The New Agreement was submitted to shareholders of the Fund for approval and took effect upon such shareholder approval on July 11, 2019.
The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BBH is responsible for custody of the Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.
Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, for the fiscal year ended October 31, 2019, were $117,190,293 and $138,967,108, respectively.
For the fiscal year ended October 31, 2019, the Fund had no in-kind transactions.
5. Creations, Redemptions and Transaction Fees
Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an “Authorized Participant”). Due to the nature of the Fund’s investments, the Fund’s Creation Units are generally issued and redeemed for cash, although Creation Units may be issued in-kind for securities in which the Fund invests in limited circumstances. Authorized Participants purchasing Creation Units must pay to BBH, as transfer agent, a creation transaction fee (the “Creation Transaction Fee”) regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the Fund’s portfolio and/or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When Creation Units are issued for cash, the Authorized Participant may also be assessed an amount to cover the cost of purchasing portfolio securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such securities.
Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a standard redemption transaction fee (the “Redemption Transaction Fee”), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund’s portfolio and/or the countries in which the

Notes to Financial Statements (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
October 31, 2019
transactions are settled. When shares are redeemed for cash, the Authorized Participant may also be assessed an amount to cover other costs, including operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to portfolio securities sold in connection with the redemption.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2021.
7. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of First Trust Exchange-Traded Fund IV:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of First Trust SSI Strategic Convertible Securities ETF (the “Fund”), a series of the First Trust Exchange-Traded Fund IV, including the portfolio of investments, as of October 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for the years ended October 31, 2019, 2018 and 2017, and the period from November 3, 2015 (commencement of operations) through October 31, 2016, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the years ended October 31, 2019, 2018 and 2017, and for the period from November 3, 2015 (commencement of operations) through October 31, 2016, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2019, by correspondence with the custodian and brokers, when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Chicago, Illinois
December 23, 2019
We have served as the auditor of one or more First Trust investment companies since 2001.

Additional Information
First Trust SSI Strategic Convertible Securities ETF (FCVT)
October 31, 2019 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Federal Tax Information
For the taxable year ended October 31, 2019, the following percentages of income dividend paid by the Fund qualify for the dividends received deduction available to corporations and are hereby designated as qualified dividend income:
Dividends Received Deduction	Qualified Dividend Income
37.19%	37.19%
A portion of the ordinary dividends (including short-term capital gains) that the Fund paid to shareholders during the taxable year ended October 31, 2019, may be eligible for the Qualified Business Income (QBI) Deduction under the Internal Revenue Code of 1986, as amended, section 199A for the aggregate dividends the Fund received from the underlying Real Estate Investment Trusts (REITs) it invests in.
Submission of Matters to a Vote of Shareholders
On July 11, 2019 the shareholders of the Fund voted at a special meeting of shareholders to approve a new investment sub-advisory agreement for the Fund among the Trust, First Trust and SSI Investment Management LLC (the “New Sub-Advisory Agreement”). On March 14, 2019, First Trust announced that SSI Investment Management Inc. (“SSI Inc.”) intended to engage in an internal reorganization pursuant to which it would create a subsidiary, SSI Investment Management LLC (“SSI LLC”), and transfer its advisory business to SSI LLC. Effective June 1, 2019, Resolute Investment Managers, Inc. (“Resolute”) acquired a majority interest in SSI LLC (the “Transaction”). The acquisition of the interests in SSI LLC by Resolute was expected to be considered an “assignment” (as defined in the Investment Company Act of 1940, as amended) resulting in the termination of the then-existing investment sub-advisory agreement among the Trust, First Trust and SSI Inc. (the “Prior Sub-Advisory Agreement”), in accordance with the terms of such Prior Sub-Advisory Agreement. To avoid any interruption of services, the Board of Trustees (“Board”) of the Trust approved an interim sub-advisory agreement for the Fund among the Trust, First Trust and SSI LLC which had been in effect since the closing of the Transaction. In light of the Transaction, the Board also approved the New Sub-Advisory Agreement. The New Sub-Advisory Agreement was submitted to shareholders of the Fund for approval and took effect July 11, 2019, upon shareholder approval. The number of votes cast in favor of the New Sub-Advisory Agreement was 2,359,686, the number of votes against was 734,660 and the number of broker non-votes was 3,055,656.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be

Additional Information (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
October 31, 2019 (Unaudited)
concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index Constituent Risk. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and

Additional Information (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
October 31, 2019 (Unaudited)
it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Passive Investment Risk. To the extent a Fund seeks to track an index, the Fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A Fund generally will not attempt to take defensive positions in declining markets.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE
Advisory Agreement
Board Considerations Regarding Approval of Continuation of Investment Management Agreement
The Board of Trustees (the “Board”) of First Trust Exchange-Traded Fund IV (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the “Advisory Agreement”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the First Trust SSI Strategic Convertible Securities ETF (the “Fund”). The Board approved the continuation of the Advisory Agreement for a one-year period ending June 30, 2020 at a meeting held on June 2, 2019. The Board determined that the continuation of the Advisory Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 18, 2019 and June 2, 2019, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate payable by the Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the expense ratio of the Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for the Fund, including comparisons of the Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 18, 2019, prior to which the

Additional Information (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
October 31, 2019 (Unaudited)
Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April meeting, independent legal counsel on behalf of the Independent Trustees requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and independent legal counsel held prior to the June 2, 2019 meeting, as well as at the meeting held that day. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from the Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Advisory Agreement, the Board had received sufficient information to renew the Advisory Agreement. The Board considered that shareholders chose to invest or remain invested in the Fund knowing that the Advisor manages the Fund and knowing the Fund’s unitary fee.
The Board noted that it had approved a new Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) among the Fund, the Advisor and SSI Investment Management LLC (the “Sub-Advisor”) at a meeting held on March 11, 2019 for an initial two-year term and that shareholders of the Fund were being asked to approve the Sub-Advisory Agreement at a meeting to be held in July 2019. Accordingly, the Board did not consider the renewal of the Sub-Advisory Agreement at the June 2, 2019 meeting and will first consider its renewal at its June 2021 meeting.
In reviewing the Advisory Agreement, the Board considered the nature, extent and quality of the services provided by the Advisor under the Advisory Agreement. With respect to the Advisory Agreement, the Board considered that the Advisor is responsible for the overall management and administration of the Trust and the Fund and reviewed all of the services provided by the Advisor to the Fund, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board noted that the Advisor oversees the Sub-Advisor’s day-to-day management of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s, the Sub-Advisor’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objectives, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Fund. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 18, 2019 meeting, described to the Board the scope of its ongoing investment in additional infrastructure and personnel to maintain and improve the quality of services provided to the Fund and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and the Fund by the Advisor under the Advisory Agreement have been and are expected to remain satisfactory.
The Board considered the unitary fee rate payable by the Fund under the Advisory Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for the Fund’s expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because the Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee for the Fund was equal to the median total (net) expense ratio of the peer funds in the Expense Group. With respect to the Expense Group, the Board, at the April 18, 2019 meeting, discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for actively-managed ETFs, including that there were no other actively-managed ETFs in the Expense Group, and different business models that may affect the pricing of services among ETF sponsors. The Board also noted that not all peer funds employ an advisor/sub-advisor management structure. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Fund and other non-ETF clients that limited their comparability. In considering the unitary fee rate overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s description of its long-term commitment to the Fund.
The Board considered performance information for the Fund. The Board noted the process it has established for monitoring the Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor and Sub-Advisor for the Fund. The Board determined that this process continues to be effective for reviewing the Fund’s performance. The Board received and reviewed information comparing the Fund’s performance for periods ended December 31, 2018 to the performance of the funds in the Performance Universe and to that of a benchmark index. Based on the information provided the Board noted that the Fund outperformed the Performance Universe median for the one-year period ended December 31, 2018 but underperformed the Performance Universe median for the three-year period ended December 31, 2018. The Board also noted that the Fund underperformed the benchmark index for the one- and three-year periods ended December 31, 2018.

Additional Information (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
October 31, 2019 (Unaudited)
On the basis of all the information provided on the unitary fee and performance of the Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for the Fund (out of which the Sub-Advisor is compensated) continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to the Fund under the Advisory Agreement.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Fund and noted the Advisor’s statement that it believes its expenses will likely increase over the next twelve months as the Advisor continues to hire personnel and build infrastructure, including technology, to improve the services to the Fund. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Fund. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to the Fund for the twelve months ended December 31, 2018 and the estimated profitability level for the Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for the Fund was not unreasonable. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Fund. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP. The Board also considered the Advisor’s compensation for fund reporting services provided to the Fund pursuant to a separate Fund Reporting Services Agreement, which is paid from the unitary fee. The Board concluded that the character and amount of potential fall-out benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Advisory Agreement continue to be fair and reasonable and that the continuation of the Advisory Agreement is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.

Board of Trustees and Officers
First Trust SSI Strategic Convertible Securities ETF (FCVT)
October 31, 2019 (Unaudited)
The following tables identify the Trustees and Officers of the Trust. Unless otherwise indicated, the address of all persons is 120 East Liberty Drive, Suite 400, Wheaton, IL 60187.
The Trust’s statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 988-5891.
Name, Year of Birth and Position with the Trust	Term of Office and Year First Elected or Appointed	Principal Occupations During Past 5 Years	Number of Portfolios in the First Trust Fund Complex Overseen by Trustee	Other Trusteeships or Directorships Held by Trustee During Past 5 Years
INDEPENDENT TRUSTEES
Richard E. Erickson, Trustee (1951)	• Indefinite Term • Since Inception	Physician; Officer, Wheaton Orthopedics; Limited Partner, Gundersen Real Estate Limited Partnership (June 1992 to December 2016); Member, Sportsmed LLC (April 2007 to November 2015)	162	None
Thomas R. Kadlec, Trustee (1957)	• Indefinite Term • Since Inception	President, ADM Investor Services, Inc. (Futures Commission Merchant)	162	Director of ADM Investor Services, Inc., ADM Investor Services International, Futures Industry Association, and National Futures Association
Robert F. Keith, Trustee (1956)	• Indefinite Term • Since Inception	President, Hibs Enterprises (Financial and Management Consulting)	162	Director of Trust Company of Illinois
Niel B. Nielson, Trustee (1954)	• Indefinite Term • Since Inception	Senior Advisor (August 2018 to Present), Managing Director and Chief Operating Officer (January 2015 to August 2018), Pelita Harapan Educational Foundation (Educational Products and Services); President and Chief Executive Officer (June 2012 to September 2014), Servant Interactive LLC (Educational Products and Services); President and Chief Executive Officer (June 2012 to September 2014), Dew Learning LLC (Educational Products and Services)	162	None
INTERESTED TRUSTEE
James A. Bowen(1), Trustee and Chairman of the Board (1955)	• Indefinite Term • Since Inception	Chief Executive Officer, First Trust Advisors L.P. and First Trust Portfolios L.P.; Chairman of the Board of Directors, BondWave LLC (Software Development Company) and Stonebridge Advisors LLC (Investment Advisor)	162	None

(1)	Mr. Bowen is deemed an “interested person” of the Trust due to his position as CEO of First Trust Advisors L.P., investment advisor of the Trust.

Board of Trustees and Officers (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
October 31, 2019 (Unaudited)
Name and Year of Birth	Position and Offices with Trust	Term of Office and Length of Service	Principal Occupations During Past 5 Years
OFFICERS(2)
James M. Dykas (1966)	President and Chief Executive Officer	• Indefinite Term • Since January 2016	Managing Director and Chief Financial Officer (January 2016 to Present), Controller (January 2011 to January 2016), Senior Vice President (April 2007 to January 2016), First Trust Advisors L.P. and First Trust Portfolios L.P.; Chief Financial Officer (January 2016 to Present), BondWave LLC (Software Development Company) and Stonebridge Advisors LLC (Investment Advisor)
Donald P. Swade (1972)	Treasurer, Chief Financial Officer and Chief Accounting Officer	• Indefinite Term • Since January 2016	Senior Vice President (July 2016 to Present), Vice President (April 2012 to July 2016), First Trust Advisors L.P. and First Trust Portfolios L.P.
W. Scott Jardine (1960)	Secretary and Chief Legal Officer	• Indefinite Term • Since Inception	General Counsel, First Trust Advisors L.P. and First Trust Portfolios L.P.; Secretary and General Counsel, BondWave LLC; Secretary, Stonebridge Advisors LLC
Daniel J. Lindquist (1970)	Vice President	• Indefinite Term • Since Inception	Managing Director, First Trust Advisors L.P. and First Trust Portfolios L.P.
Kristi A. Maher (1966)	Chief Compliance Officer and Assistant Secretary	• Indefinite Term • Since Inception	Deputy General Counsel, First Trust Advisors L.P. and First Trust Portfolios L.P.

Roger F. Testin (1966)	Vice President	• Indefinite Term • Since Inception	Senior Vice President, First Trust Advisors L.P. and First Trust Portfolios L.P.
Stan Ueland (1970)	Vice President	• Indefinite Term • Since Inception	Senior Vice President, First Trust Advisors L.P. and First Trust Portfolios L.P
(2)	The term “officer” means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

Privacy Policy
First Trust SSI Strategic Convertible Securities ETF (FCVT)
October 31, 2019 (Unaudited)
Privacy Policy
First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.
Sources of Information
We collect nonpublic personal information about you from the following sources:
•	Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;
•	Information about your transactions with us, our affiliates or others;
•	Information we receive from your inquiries by mail, e-mail or telephone; and
•	Information we collect on our website through the use of “cookies”. For example, we may identify the pages on our website that your browser requests or visits.
Information Collected
The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.
Disclosure of Information
We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:
•	In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.
•	We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).
In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.
Use of Website Analytics
We currently use third party analytics tools, Google Analytics and AddThis, to gather information for purposes of improving First Trust’s website and marketing our products and services to you. These tools employ cookies, which are small pieces of text stored in a file by your web browser and sent to websites that you visit, to collect information, track website usage and viewing trends such as the number of hits, pages visited, videos and PDFs viewed and the length of user sessions in order to evaluate website performance and enhance navigation of the website. We may also collect other anonymous information, which is generally limited to technical and web navigation information such as the IP address of your device, internet browser type and operating system for purposes of analyzing the data to make First Trust’s website better and more useful to our users. The information collected does not include any personal identifiable information such as your name, address, phone number or email address unless you provide that information through the website for us to contact you in order to answer your questions or respond to your requests. To find out how to opt-out of these services click on: Google Analytics and AddThis.
Confidentiality and Security
With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.
Policy Updates and Inquiries
As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at 1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust Advisors).
March 2019

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INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
INVESTMENT SUB-ADVISOR
SSI Investment Management LLC
9440 Santa Monica Blvd, 8th Floor
Beverly Hills, CA 90210
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

FIRST TRUST

First Trust Exchange-Traded Fund IV
--------------------------------------------------------------------------------

First Trust Long Duration Opportunities ETF (LGOV)

----------------------------
       Annual Report
       For the Period
      January 22, 2019
(Commencement of Operations)
  through October 31, 2019
----------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                                 ANNUAL REPORT
                                OCTOBER 31, 2019

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (First Trust Long Duration Opportunities ETF; hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The
Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional
Information section of this report for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary from the portfolio management team of the
Fund, you may obtain an understanding of how the market environment affected the
Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of a relevant market benchmark.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the
Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                OCTOBER 31, 2019

Dear Shareholders:

First Trust is pleased to provide you with the annual report for the First Trust
Long Duration Opportunities ETF (the "Fund"), which contains detailed information about the Fund for the period from the Fund's inception date of
January 22, 2019 through October 31, 2019, including a market overview and a performance analysis. We encourage you to read this report carefully and discuss it with your financial advisor. Please note that the information in this letter prior to Fund's inception date will not apply to the Fund.

One of our responsibilities as asset managers is to be good listeners. Perhaps the most effective way in which we do this continually is by paying close attention to mutual fund and exchange-traded fund (ETF) money flows. After all, investors vote with their dollars, and money flows provide valuable feedback with respect to their biases. Over the past 12 months, we have learned that investors, in general, have grown more risk-averse. For the 12-month period ended October 31, 2019, investors funneled an estimated net $359.56 billion into bond mutual funds and ETFs, while liquidating an estimated net $56.86 billion from equity mutual funds and ETFs, according to data from Morningstar. Over the same period, money market funds took in an estimated net $583.27 billion. Those figures were more balanced for the full-year 2018. Those estimated net flows were as follows: $94.42 billion (equity mutual funds & ETFs); $137.60 billion
(bond mutual funds & ETFs); and $161.60 billion (money market funds).

In addition to monitoring fund flows, we watch the performance of all the asset classes. Market returns can either help validate or invalidate our interpretation of money flows. As we noted above, we believe that investors have tempered their appetite for risk, and the returns on the major sectors that comprise the S&P 500(R) Index back it up. For the 12-month period ended October
31, 2019, as measured by total return, the top performers were Real Estate and
Utilities, up 26.72% and 23.71%, respectively, according to Bloomberg. The S&P
500(R) Index posted a total return of 14.33% for the period. These two sectors are defensive in nature. They also tend to distribute cash dividends that are often well above those sectors that are more cyclical in nature. The higher dividend distributions likely drew the attention of fixed-income investors dissatisfied with the current low-yield climate in the bond market, in our opinion.

The absence of a new trade deal between the U.S. and China has been a bit of a wet blanket on the global economy. Global growth projections have been trimmed over time by such organizations as the International Monetary Fund. The tariffs have been in play for 19 months and counting as of October 2019. While the lack of any significant progress in the negotiations between the U.S. and China is a concern, we believe a remedy will be found. Remember, as uncertain as things may appear in the current climate, investors with diversified investment portfolios were most likely rewarded over the past 12 months. Stay the course and stay engaged!

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)

The First Trust Long Duration Opportunities ETF's (the "Fund") primary investment objective is to generate current income with a focus on preservation of capital. Under normal market conditions, the Fund will invest at least 80% of its net assets (including investment borrowings) in a portfolio of investment-grade debt securities issued or guaranteed by the U.S. government, its agencies or government-sponsored entities, including publicly-issued U.S.
Treasury securities and mortgage-related securities. The Fund may also invest in exchange-traded funds ("ETFs") that principally invest in such securities. The
Fund may purchase mortgage-related securities in "to-be-announced" transactions
("TBA Transactions"), including mortgage dollar rolls.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     CUMULATIVE
                                                                                                                    TOTAL RETURNS
                                                                                                                 Inception (1/22/19)
                                                                                                                     to 10/31/19
FUND PERFORMANCE
NAV                                                                                                                    14.08%
Market Price                                                                                                           12.91%

INDEX PERFORMANCE
ICE BofAML 5+ Year US Treasury Index                                                                                   13.21%
------------------------------------------------------------------------------------------------------------------------------------


Total returns for the period since inception are calculated from the inception date of the Fund. "Cumulative Total Returns" represent the total change in value of an investment over the periods indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the
Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)

---------------------------------------------------------------
                                               % OF LONG-TERM
ASSET CLASSIFICATION                           INVESTMENTS(1)
---------------------------------------------------------------
U.S. Government Agency Mortgage-
   Backed Securities                               76.14%
U.S. Government Bonds and Notes                    23.86
                                                  -------
   Total                                          100.00%
                                                  =======

---------------------------------------------------------------
                                              % OF TOTAL LONG
                                                FIXED-INCOME
CREDIT QUALITY(2)                            INVESTMENTS & CASH
---------------------------------------------------------------
Government and Agency                              98.79%
Cash                                                1.21
                                                  -------
   Total                                          100.00%
                                                  =======

---------------------------------------------------------------
                                               % OF LONG-TERM
TOP TEN HOLDINGS                               INVESTMENTS(1)
---------------------------------------------------------------
U.S. Treasury Bond 2.88%, 05/15/43                 12.59%
U.S. Treasury Bond 2.25%, 08/15/46                 11.27
Federal Home Loan Mortgage Association,
   Pool U99176, 4.00%, 12/01/47                     8.41
Federal Home Loan Mortgage Corporation,
   Series 2013-4239, Class OU, PO, 07/15/43         6.57
Federal National Mortgage Association,
   Series 2005-74, Class NZ, 6.00%, 09/25/35        5.50
Federal National Mortgage Association,
   Series 2018-9, Class PL, 3.50%, 02/25/48         4.65
Government National Mortgage  Association,
   Series 2018-112, Class CG, 3.50%, 08/20/48       4.64
Government National Mortgage  Association,
   Series 2018-125, Class KZ, 3.50%, 09/20/48       4.57
Federal National Mortgage Association,
   Series 2012-93, Class LY, 2.50%, 09/25/42        4.57
Government National Mortgage  Association,
   Series 209-32, Class ZA, 5.50%, 05/20/39         3.76
                                                  -------
      Total                                        66.53%
                                                  =======

---------------------------------------------------------------
WEIGHTED AVERAGE EFFECTIVE NET DURATION
---------------------------------------------------------------
October 31, 2019                                11.82 Years
High - June 30, 2019                            12.39 Years
Low - August 31, 2019                           11.02 Years

-----------------------------

(1)   Percentages are based on the long positions only. Money market funds are excluded.

(2)   The ratings are by Standard & Poor's Ratings Group, a division of The
      McGraw-Hill Companies, Inc. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO), of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured highest to lowest on a scale that generally ranges from AAA to D for long-term ratings and A-1+ to C for short-term ratings.
      Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher or a short-term credit rating of A-3 or higher.
      The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares.
      U.S. Treasury and U.S. Agency mortgage-backed securities appear under
      "Government and Agency". Credit ratings are subject to change.

                                                                          Page 3


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)


             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                 JANUARY 22, 2019 - OCTOBER 31, 2019

            First Trust Long Duration   ICE BofAML 5+ Year
                Opportunities ETF       US Treasury Index
1/22/19              $10,000                 $10,000
4/30/19               10,425                  10,273
10/31/19              11,408                  11,321


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH OCTOBER 31, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 23, 2019
(commencement of trading) through October 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


                                NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
                      ----------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%        0.50%-0.99%        1.00%-1.99%        >=2.00%
1/23/19 - 10/31/19        130                 2                  0                0

                                 NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
                      ----------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%        0.50%-0.99%        1.00%-1.99%        >=2.00%
1/23/19 - 10/31/19         63                 1                  1                0



--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                                 ANNUAL REPORT
                          OCTOBER 31, 2019 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to First Trust Long Duration Opportunities ETF (the "Fund" or "LGOV").
First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio and certain other services necessary for the management of the Fund.

                           PORTFOLIO MANAGEMENT TEAM

JEREMIAH CHARLES - SENIOR VICE PRESIDENT, SENIOR PORTFOLIO MANAGER

JIM SNYDER - SENIOR VICE PRESIDENT, SENIOR PORTFOLIO MANAGER

                                   COMMENTARY

The Fund's primary investment objective is to generate current income with a focus on preservation of capital. Under normal market conditions, the Fund will invest at least 80% of its net assets (including investment borrowings) in a portfolio of investment-grade debt securities issued or guaranteed by the U.S.
government, its agencies or government-sponsored entities, including publicly-issued U.S. Treasury securities and mortgage-related securities.

MARKET RECAP

The 2019 fiscal year began with volatile bond and equity markets as slowing global growth scenarios and fallout from trade war escalations began to be priced into US markets. As a result, in January 2019, the Federal Reserve (the
"Fed") paused the well-underway monetary policy normalization and subsequently, in the spring announced plans to abruptly end the runoff of its balance sheet.
By mid-summer of 2019, the pause turned to a reversal in monetary policy, and as a result of cross currents from the ongoing China-United States trade war escalation, the Fed began to cut interest rates, with a total of three 25 basis point cuts by the end of October 2019. Additionally, the Fed once again began to reinvest its holdings of U.S. Treasuries and Agency Mortgage-Backed Securities
("Agency MBS") and was forced to step in and provide liquidity to the overnight repo markets as funding pressures intensified due to a confluence of events in
September 2019. This eventually led the Fed to announce plans to provide ongoing repo market support alongside a purchase program targeting $60 Billion per month of U.S. Treasury bills to provide adequate reserves in the banking system. This aggressive change of course from the Fed had significant impacts on the U.S.
Bond markets, which saw yields decline dramatically over the 12-month period ended October 31, 2019, led by the 5- and 10-Year treasuries, which saw yields fall 145 basis points ("bps"). Given the outperformance by the belly of the curve, the yield curve inverted and remained as such for most of the annual period. With the inverted curve, faster than expected prepayments due to interest rates falling with such velocity, and heightened market volatility,
Agency MBS spreads gapped wider in August with Treasury Option Adjusted Spread
("OAS") reaching a post-crisis wide 73bps before settling 15bps wider over the year, to close at 56 bps at the end of the period.

PERFORMANCE ANALYSIS

Since the Fund's inception on January 22, 2019 through October 31, 2019, the
Fund returned 14.08% on a net asset value ("NAV") basis.

During the same period, the ICE BofAML 5+ Year US Treasury Index (the "Index")
returned 13.21%.

During the same period, LGOV outperformed the Index by 87 bps net of fees.
During the invest up period post launch of the Fund, a significant driver of NAV outperformance was attributable to pricing performance of select odd lot Agency
MBS positions at the time of purchase. The portfolio managers of the Fund reasonably expect that such investments in odd lot positions could continue to impact the Fund's performance to the extent the Fund continues to grow. With respect to these out of index MBS positions, as the calendar year progressed, some of these bonds widened out in spread as the broader Agency MBS sector lagged the performance of treasuries during the month of August, which saw generic Agency MBS spreads widen out 21bps in OAS. Additionally, as yields on the 30-Year treasury declined by 56bps during August, the Fund underperformed its benchmark on a relative basis due to the shortening of duration throughout the month. As the fiscal year came to a close, yields retraced the large August bond market rally, and spreads tightened off their August wides, which benefitted the NAV performance of LGOV.

                                                                          Page 5


--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                                 ANNUAL REPORT
                          OCTOBER 31, 2019 (UNAUDITED)

MARKET OUTLOOK

After the dramatic reversal in monetary policy seen in 2019, the Fed has stated
that it intends to be on hold from both additional rate cuts, and also from any near-term interest rate hike. We believe this will keep the front end of the yield curve somewhat anchored in place while the Fed remains on hold and maintains data dependency. We do expect consumer data to remain resilient and continued economic growth to persist into 2020, and as such, do not see an imminent recession. We believe that given the strength of the economy, and the consumer, we anticipate a slightly less dovish Fed than the market is pricing in and expectations are for intermediate and longer maturity yields to move modestly higher over the short to intermediate term, especially as the pace of treasury issuance increases. Measures of unemployment remain low; however, measures of inflation appear to be well contained, in our view, and we do not foresee 2+% symmetric inflation, which we believe will further reinforce the
Fed's current pause. We remain positive on MBS spread valuations over the longer term and believe large steepening trends in the yield curve will prove to be catalysts for MBS spread compression. Lastly, we expect interest rate volatility to remain elevated through year end due to ongoing political and economic environments along with continued fallout from the trade war.

Given our outlook on the broader bond markets, we plan to continue to manage the
Fund somewhat defensively versus the Index from a duration standpoint, especially after a 145bps rally in the 10-Year, 121bps rally in the 30-Year bond and no near-term interest rate cut forecasted with the Fed on hold. We plan to continue to tactically position duration across the yield curve using futures and more liquid positions to adjust overall interest key rates as interest rate curves reprice during this period of modestly heightened volatility. We currently favor maintaining overweight duration exposure allocated to the long end of the belly curve, as we believe yields on the longer end maturity segment favor risk/reward positioning against a backdrop of slowing global growth and moderate inflation. Given the widening in Agency MBS spreads seen in 2019, will look for opportunities to increase the level of MBS spread duration, however we will still look to remain tactical on the MBS basis. Lastly, we plan to maintain ample liquidity buckets and cash to allow for portfolio agility and repositioning.


FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
UNDERSTANDING YOUR FUND EXPENSES
OCTOBER 31, 2019 (UNAUDITED)

As a shareholder of First Trust Long Duration Opportunities ETF (the "Fund"),
you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other
Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2019.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------------------------------
                                                                                            ANNUALIZED
                                                                                           EXPENSE RATIO     EXPENSES PAID
                                                      BEGINNING            ENDING          BASED ON THE        DURING THE
                                                    ACCOUNT VALUE      ACCOUNT VALUE         SIX-MONTH         SIX-MONTH
                                                     MAY 1, 2019      OCTOBER 31, 2019      PERIOD (a)       PERIOD (a) (b)
---------------------------------------------------------------------------------------------------------------------------
FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
Actual                                                $1,000.00          $1,094.30             0.65%             $3.43
Hypothetical (5% return before expenses)              $1,000.00          $1,021.93             0.65%             $3.31


(a)   Annualized expense ratio and expenses paid during the six-month period do not include fees and expenses of the underlying funds in which the Fund invests.

(b)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (May 1, 2019 through October 31, 2019), multiplied by 184/365 (to reflect the six-month period).

                                                                          Page 7


FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2019


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 61.1%

                  COLLATERALIZED MORTGAGE OBLIGATIONS -- 47.9%
                  Federal Home Loan Mortgage Corporation
$        274,327     Series 2003-2649, Class IM, IO...............................      7.00%       07/15/33    $         72,052
         264,000     Series 2010-3653, Class UJ...................................      5.00%       04/15/40             334,634
         715,784     Series 2013-4239, Class OU, PO...............................       (a)        07/15/43             591,350
         137,194     Series 2013-4255, Class SN,
                        1 Mo. LIBOR (x) -2.67 + 12.27% (b)........................      6.85%       05/15/35             167,254
                  Federal National Mortgage Association
         190,105     Series 2005-69, Class JI, IO.................................      6.00%       08/25/35              46,081
         379,423     Series 2005-74, Class NZ.....................................      6.00%       09/25/35             495,324
       1,292,833     Series 2005-113, Class AI, IO,
                        1 Mo. LIBOR (x) -1 + 7.23% (b)............................      5.41%       01/25/36             280,491
         150,544     Series 2008-94, Class JS, 1 Mo. LIBOR (x) -6 + 30.00% (b)....     19.06%       04/25/36             253,896
         433,000     Series 2012-93, Class LY.....................................      2.50%       09/25/42             410,869
         173,000     Series 2013-3, Class BC......................................      2.50%       12/25/42             163,922
         100,000     Series 2015-34, Class OK, PO.................................       (a)        03/25/44              93,995
         298,685     Series 2016-23, Class PL.....................................      3.00%       11/25/45             311,648
         395,045     Series 2018-9, Class PL......................................      3.50%       02/25/48             418,234
         158,835     Series 2018-94, Class KZ.....................................      4.50%       01/25/49             200,205
          84,089     Series 2018-94, Class LZ.....................................      4.50%       01/25/49             103,252
                  Government National Mortgage Association
         256,179     Series 2009-32, Class ZA.....................................      5.50%       05/20/39             338,584
         827,180     Series 2015-168, Class GI, IO................................      5.50%       02/16/33             185,708
          79,737     Series 2016-63, Class NZ.....................................      3.00%       05/20/46              80,194
         403,000     Series 2018-112, Class CG....................................      3.50%       08/20/48             417,358
         408,684     Series 2018-125, Class KZ....................................      3.50%       09/20/48             411,529
                                                                                                                ----------------
                                                                                                                       5,376,580
                                                                                                                ----------------
                  COMMERCIAL MORTGAGE-BACKED SECURITIES -- 4.1%
                  Federal Home Loan Mortgage Corporation Multifamily Structured
                   Pass Through Certificates
       3,727,440     Series 2010-K005, Class AX, IO (c) (d).......................      1.75%       11/25/19                  37
       7,988,599     Series 2014-K036, Class X1, IO (c)...........................      0.74%       10/25/23             207,695
       1,699,683     Series 2019-K095, Class X1, IO (c)...........................      0.95%       06/25/29             128,936
       1,200,000     Series 2019-K095, Class XAM, IO (c)..........................      1.24%       06/25/29             124,681
                                                                                                                ----------------
                                                                                                                         461,349
                                                                                                                ----------------
                  PASS-THROUGH SECURITIES -- 9.1%
                  Federal Home Loan Mortgage Corporation
         708,521     Pool U99176..................................................      4.00%       12/01/47             756,486
                  Government National Mortgage Association
         240,597     Pool 770005..................................................      4.00%       11/15/33             258,437
                                                                                                                ----------------
                                                                                                                       1,014,923
                                                                                                                ----------------
                  TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES.....................................         6,852,852
                  (Cost $6,204,123)                                                                             ----------------

U.S. GOVERNMENT BONDS AND NOTES -- 19.2%

       1,000,000  U.S. Treasury Bond..............................................      2.88%       05/15/43           1,133,184
       1,000,000  U.S. Treasury Bond..............................................      2.25%       08/15/46           1,014,316
                                                                                                                ----------------
                  TOTAL U.S. GOVERNMENT BONDS AND NOTES.......................................................         2,147,500
                  (Cost $1,821,541)                                                                             ----------------


Page 8                  See Notes to Financial Statements


FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019


     SHARES                                               DESCRIPTION                                                VALUE
----------------  --------------------------------------------------------------------------------------------  ----------------
MONEY MARKET FUNDS -- 18.2%

      2,041,772   Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio -
                     Institutional Class - 1.68% (e)..........................................................  $      2,041,772
                  (Cost $2,041,772)                                                                             ----------------

                  TOTAL INVESTMENTS -- 98.5%..................................................................        11,042,124
                  (Cost $10,067,436) (f)
                  NET OTHER ASSETS AND LIABILITIES -- 1.5%....................................................           172,680
                                                                                                                ----------------
                  NET ASSETS -- 100.0%........................................................................  $     11,214,804
                                                                                                                ================


FUTURES CONTRACTS AT OCTOBER 31, 2019 (See Note 2C - Futures Contracts in the
Notes to Financial Statements):


                                                                                                                  UNREALIZED
                                                                                                                 APPRECIATION
                                                                       NUMBER OF   EXPIRATION     NOTIONAL      (DEPRECIATION)/
                   FUTURES CONTRACTS                      POSITION     CONTRACTS      DATE          VALUE            VALUE
-------------------------------------------------------  -----------  -----------  -----------  --------------  ----------------
U.S. 5-Year Treasury Notes                                  Long           4        Dec-2019    $      476,812  $            405
U.S. 10-Year Treasury Notes                                 Long           3        Dec-2019           390,891             3,253
U.S. Treasury Long Bond Futures                             Long           4        Dec-2019           645,500             6,045
                                                                                                --------------  ----------------
                                                                                                $    1,513,203  $          9,703
                                                                                                ==============  ================


(a)   Zero coupon security.

(b)   Inverse floating rate security.

(c)   Collateral Strip Rate bond. Coupon is based on the weighted net interest rate of the investment's underlying collateral. The interest rate resets periodically.

(d)   Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund's advisor (the "Advisor").

(e)   Rate shown reflects yield as of October 31, 2019.

(f)   Aggregate cost for federal income tax purposes is $10,097,807. As of
      October 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was
      $961,921 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was
      $7,901. The net unrealized appreciation was $954,020. The amounts presented are inclusive of derivative contracts.

IO    - Interest-Only Security - Principal amount shown represents par value on which interest payments are based.

LIBOR - London Interbank Offered Rate

PO    - Principal-Only Security

                        See Notes to Financial Statements                 Page 9


FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2019

------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31,
2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                                  LEVEL 2            LEVEL 3
                                                             TOTAL             LEVEL 1          SIGNIFICANT        SIGNIFICANT
                                                           VALUE AT            QUOTED           OBSERVABLE        UNOBSERVABLE
                                                          10/31/2019           PRICES             INPUTS             INPUTS
                                                        ---------------    ---------------    ---------------    ---------------
U.S. Government Agency Mortgage-Backed
   Securities......................................     $     6,852,852    $            --    $     6,852,852    $            --
U.S. Government Bonds and Notes....................           2,147,500                 --          2,147,500                 --
Money Market Funds.................................           2,041,772          2,041,772                 --                 --
                                                        ---------------    ---------------    ---------------    ---------------
Total Investments..................................          11,042,124          2,041,772          9,000,352                 --
Futures Contracts*.................................               9,703              9,703                 --                 --
                                                        ---------------    ---------------    ---------------    ---------------
Total..............................................     $    11,051,827    $     2,051,475    $     9,000,352    $            --
                                                        ===============    ===============    ===============    ===============


* Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day's variation margin is presented on the Statement of Assets and Liabilities.

Page 10                 See Notes to Financial Statements


FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2019


ASSETS:
Investments, at value..................................................      $   11,042,124
Cash segregated as collateral for open futures contracts...............             110,157
Receivables:
   Investment securities sold..........................................             493,503
   Interest............................................................              53,720
   Variation margin....................................................              11,781
   Dividends...........................................................               3,022
                                                                             --------------
      Total Assets.....................................................          11,714,307
                                                                             --------------
LIABILITIES:
Payables:
   Investment securities purchased.....................................             493,307
   Investment advisory fees............................................               6,196
                                                                             --------------
      Total Liabilities................................................             499,503
                                                                             --------------
NET ASSETS.............................................................      $   11,214,804
                                                                             ==============
NET ASSETS CONSIST OF:
Paid-in capital........................................................      $   10,015,797
Par value..............................................................               4,000
Accumulated distributable earnings (loss)..............................           1,195,007
                                                                             --------------
NET ASSETS.............................................................      $   11,214,804
                                                                             ==============
NET ASSET VALUE, per share.............................................      $        28.04
                                                                             ==============
Number of shares outstanding (unlimited number of shares authorized,
   par value $0.01 per share)..........................................             400,002
                                                                             ==============
Investments, at cost...................................................      $   10,067,436
                                                                             ==============


                        See Notes to Financial Statements                Page 11


FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)

STATEMENT OF OPERATIONS
FOR THE PERIOD JANUARY 22, 2019 (a) THROUGH OCTOBER 31, 2019


INVESTMENT INCOME:
Interest...............................................................      $      228,105
Dividends..............................................................              43,638
                                                                             --------------
   Total investment income.............................................             271,743
                                                                             --------------
EXPENSES:
Investment advisory fees...............................................              53,679
                                                                             --------------
   Total expenses......................................................              53,679
                                                                             --------------
NET INVESTMENT INCOME (LOSS)...........................................             218,064
                                                                             --------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................             177,972
   Futures contracts...................................................               9,708
   Purchased options contracts.........................................                 134
   Written options contracts...........................................                 866
                                                                             --------------
Net realized gain (loss)...............................................             188,680
                                                                             --------------
Net change in unrealized appreciation (depreciation) on:
   Investments.........................................................             974,688
   Futures contracts...................................................               9,703
                                                                             --------------
Net change in unrealized appreciation (depreciation)...................             984,391
                                                                             --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................           1,173,071
                                                                             --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................      $    1,391,135
                                                                             ==============


(a)  Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

Page 12                 See Notes to Financial Statements


FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)

STATEMENT OF CHANGES IN NET ASSETS


                                                                             FOR THE PERIOD
                                                                          JANUARY 22, 2019 (a)
                                                                                 THROUGH
                                                                            OCTOBER 31, 2019
                                                                          --------------------
OPERATIONS:
Net investment income (loss)...........................................      $      218,064
Net realized gain (loss)...............................................             188,680
Net change in unrealized appreciation (depreciation)...................             984,391
                                                                             --------------
Net increase (decrease) in net assets resulting from operations........           1,391,135
                                                                             --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations..................................................            (183,881)
                                                                             --------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold..............................................          11,437,545
Cost of shares redeemed................................................          (1,429,995)
                                                                             --------------
Net increase (decrease) in net assets resulting from
   shareholder transactions............................................          10,007,550
                                                                             --------------
Total increase (decrease) in net assets................................          11,214,804

NET ASSETS:
Beginning of period....................................................                  --
                                                                             --------------
End of period..........................................................      $   11,214,804
                                                                             ==============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period................................                  --
Shares sold............................................................             450,002
Shares redeemed........................................................             (50,000)
                                                                             --------------
Shares outstanding, end of period......................................             400,002
                                                                             ==============


(a)   Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

                        See Notes to Financial Statements                Page 13


FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                               PERIOD
                                               ENDED
                                           10/31/2019 (a)
                                           --------------
Net asset value, beginning of period         $    25.00
                                             ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       0.55
Net realized and unrealized gain (loss)            2.95
                                             ----------
Total from investment operations                   3.50
                                             ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                             (0.46)
                                             ----------
Net asset value, end of period               $    28.04
                                             ==========
TOTAL RETURN (b)                                  14.08%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)         $   11,215
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets (c)                                     0.65% (d)
Ratio of net investment income (loss) to
   average net assets                              2.64% (d)
Portfolio turnover rate (e)                         152% (f)


(a)   Inception date is January 22, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. The ratio does not include these indirect fees and expenses.

(d)   Annualized.

(e)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(f)   The portfolio turnover rate not including mortgage dollar rolls was 104%.

Page 14                 See Notes to Financial Statements


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                                OCTOBER 31, 2019

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15,
2010, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of nine funds that are offering shares. This report covers the First Trust Long Duration Opportunities ETF (the "Fund"), a
non-diversified series of the Trust, which trades under the ticker "LGOV" on the
NYSE Arca, Inc. ("NYSE Arca"). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit."
Creation Units are generally issued and redeemed for cash and, in certain circumstances, in-kind for securities in which the Fund invests, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Except when aggregated in Creation Units, the Fund's shares are not redeemable securities.

The Fund is an actively managed exchange-traded fund ("ETF"). The Fund's primary investment objective is to generate current income with a focus on preservation of capital. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in a portfolio of investment-grade debt securities issued or guaranteed by the U.S. government, its agencies or government-sponsored entities, including publicly-issued U.S. Treasury securities and mortgage-related securities. The Fund may also invest in exchange-traded funds
("ETFs") that principally invest in such securities. The Fund's investments in mortgage-related securities may include investments in fixed or adjustable-rate securities structured as "pass-through" securities and collateralized mortgage obligations, including residential and commercial mortgage-backed securities, stripped mortgage-backed securities and real estate mortgage investment conduits. The Fund will invest in mortgage-related securities issued or guaranteed by the U.S. government, its agencies (such as Ginnie Mae), and U.S.
government-sponsored entities (such as Fannie Mae and Freddie Mac). The Fund may purchase government-sponsored mortgage-related securities in "to-be-announced"
transactions ("TBA Transactions"), including mortgage dollar rolls. The Fund intends to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Fund's investment advisor, First Trust
Advisors L.P. ("First Trust" or the "Advisor"). In addition to its investment in securities issued or guaranteed by the U.S. government, its agencies and government-sponsored entities, the Fund may invest up to 20% of its net assets in other types of debt securities, including privately-issued, non-agency sponsored asset-backed and mortgage-related securities, futures contracts, options, swap agreements, cash and cash equivalents, and ETFs that invest principally in fixed income securities. Further, the Fund may enter into short sales as part of its overall portfolio management strategy, or to offset a potential decline in the value of a security; however, the Fund does not expect, under normal market conditions, to engage in short sales with respect to more than 30% of the value of its net assets. Although the Fund intends to invest primarily in investment grade securities, the Fund may invest up to 20% of its net assets in securities of any credit quality, including securities that are below investment grade, which are also known as high yield securities, or commonly referred to as "junk" bonds, or unrated securities that have not been judged by the Advisor to be of comparable quality to rated investment grade securities. In the case of a split rating between one or more of the nationally recognized statistical rating organizations, the Fund will consider the highest rating. The Fund targets a weighted average effective duration of eight or more years.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB")
Accounting Standards Codification ("ASC") Topic 946, "Financial
Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America
("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New
York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the
NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor's Pricing Committee, in

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               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                                OCTOBER 31, 2019

accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the
Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      U.S. government securities, mortgage-backed securities, asset-backed securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;
            2)    reported trades;
            3)    broker/dealer quotes;
            4)    issuer spreads;
            5)    benchmark securities;
            6)    bids and offers; and
            7)    reference data including market research publications.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the
      London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination.
      Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1)    the credit conditions in the relevant market and changes
                  thereto;
            2)    the liquidity conditions in the relevant market and changes thereto;
            3)    the interest rate conditions in the relevant market and
                  changes thereto (such as significant changes in interest
                  rates);
            4)    issuer-specific conditions (such as significant credit
                  deterioration); and
            5)    any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing
                  Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

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               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                                OCTOBER 31, 2019

            1)    the fundamental business data relating to the issuer;

            2)    an evaluation of the forces which influence the market in
                  which these securities are purchased and sold;

            3)    the type, size and cost of a security;

            4)    the financial statements of the issuer;

            5)    the credit quality and cash flow of the issuer, based on the
                  Advisor's or external analysis;

            6)    the information as to any transactions in or offers for the security;

            7)    the price and extent of public trading in similar securities of the issuer/borrower, or comparable companies;

            8)    the coupon payments;

            9)    the quality, value and salability of collateral, if any,
                  securing the security;

            10)   the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt
                  only);

            11)   the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

            12)   other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of October 31, 2019, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

On July 27, 2017, the Financial Conduct Authority ("FCA") announced that it will no longer persuade or compel banks to submit rates for the calculation of the
London Interbank Offered Rates ("LIBOR") after 2021 (the "FCA Announcement").
Furthermore, in the United States, efforts to identify a set of alternative U.S.
dollar reference interest rates include proposals by the Alternative Reference
Rates Committee of the Federal Reserve Board and the Federal Reserve Bank of New
York. On August 24, 2017, the Federal Reserve Board requested public comment on a proposal by the Federal Reserve Bank of New York, in cooperation with the
Office of Financial Research, to produce three new reference rates intended to serve as alternatives to LIBOR. These alternative rates are based on overnight repurchase agreement transactions secured by U.S. Treasury Securities. On
December 12, 2017, following consideration of public comments, the Federal
Reserve Board concluded that the public would benefit if the Federal Reserve
Bank of New York published the three proposed reference rates as alternatives to
LIBOR (the "Federal Reserve Board Notice").

At this time, it is not possible to predict the effect of the FCA Announcement, the Federal Reserve Board Notice, or other regulatory changes or announcements, any establishment of alternative reference rates or any other reforms to LIBOR that may be enacted in the United Kingdom, the United States or elsewhere. As such, the potential effect of any such event on the Fund cannot yet be determined.

The Fund invests in interest-only securities. For these securities, if there is a change in the estimated cash flows, based on an evaluation of current information, then the estimated yield is adjusted. Additionally, if the evaluation of current information indicates a permanent impairment of the security, the cost basis of the security is written down and a loss is

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               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                                OCTOBER 31, 2019

recognized. Debt obligations may be placed on non-accrual status and the related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The
Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At October 31, 2019, the Fund had no when-issued, delayed-delivery or forward purchase commitments.

C. FUTURES CONTRACTS

The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk).
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the
Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in
"Net realized gain (loss) on futures contracts" on the Statement of Operations.

Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily with the change in value recognized as a component of "Net change in unrealized appreciation (depreciation) on futures contracts" on the Statement of Operations. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are included in "Variation margin" receivable or payable on the Statement of Assets and Liabilities. If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.

D. OPTIONS CONTRACTS

In the normal course of pursuing its investment objectives, the Fund may invest up to 20% of its net assets in derivative instruments in connection with hedging strategies. The Fund may invest in exchange-listed options on U.S. Treasury securities, exchange-listed options on U.S. Treasury futures contracts and exchange-listed U.S. Treasury futures contracts. The Fund uses derivative instruments primarily to hedge interest rate risk and actively manage interest rate exposure. The primary risk exposure is interest rate risk.

The Fund may purchase (buy) or write (sell) put and call options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position
(put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures option contract may be closed out by an offsetting purchase or sale of a futures option of the same series. When the
Fund writes (sells) an option, an amount equal to the premium received by the
Fund is included in "Options contracts written, at value" on the Statement of
Assets and Liabilities. When the Fund purchases (buys) an option, the premium paid represents the cost of the option, which is included in "Premiums paid on options contracts purchased" on the Statement of Assets and Liabilities. Options
are marked-to-market daily and their value is affected by changes in the value of the underlying security, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying securities, and the remaining time to the option's expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or the trading volume diminishes.

The Fund uses options on futures contracts in connection with hedging strategies. Generally, these strategies are applied under the same market and market sector conditions in which the Fund uses put and call options on securities. The purchase of put options on futures contracts is analogous to the purchase of puts on securities so as to hedge the Fund's securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a futures contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the futures contract. If the price at expiration of a written call option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's holdings of securities. If the price when the option is exercised is above the exercise price, however, the Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by the Fund that were being hedged. Writing a put option or

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               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                                OCTOBER 31, 2019

purchasing a call option on a futures contract serves as a partial hedge against an increase in the value of the securities the Fund intends to acquire. Realized gains and losses on written options are included in "Net realized gain (loss) on written options contracts" on the Statement of Operations. Realized gains and losses on purchased options are included in "Net realized gain (loss) on purchased options contracts" on the Statement of Operations.

The Fund is required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. The Fund will pledge in a segregated account at the Fund's custodian, liquid assets, such as cash, U.S. government securities or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be pledged in the segregated account whenever the total value of the pledged assets falls below the amount due on the underlying obligation.

The risks associated with the use of options on future contracts include the risk that the Fund may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. The
Fund's successful use of options on futures contracts depends on the Advisor's ability to correctly predict the movement in prices on futures contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the futures contract subject to option.

As of October 31, 2019, the Fund had no open options contracts.

E. INTEREST-ONLY SECURITIES

An interest-only security ("IO Security") is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Portfolio of Investments.

F. PRINCIPAL-ONLY SECURITIES

A principal-only security ("PO Security") is the principal-only portion of a mortgage-backed security that does not receive any interest, is priced at a deep discount to its redemption value and ultimately receives the redemption value.
Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of a PO Security will rise. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of a
PO Security will fall. These securities, if any, are identified on the Portfolio of Investments.

G. STRIPPED MORTGAGE-BACKED SECURITIES

Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage-backed securities may be partially stripped so that each investor class receives some interest and some principal.
When securities are completely stripped, however, all of the interest is distributed to holders of one type of security known as an IO Security and all of the principal is distributed to holders of another type of security known as a PO Security. These securities, if any, are identified on the Portfolio of
Investments.

H. MORTGAGE DOLLAR ROLLS AND TBA TRANSACTIONS

The Fund may invest, without limitation, in mortgage dollar rolls. The Fund intends to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Fund's investment advisor. In a mortgage dollar roll, the Fund will sell (or buy) mortgage-backed securities for delivery on a specified date and simultaneously contract to repurchase (or sell)
substantially similar (same type, coupon and maturity) securities on a future date. Mortgage dollar rolls are recorded as separate purchase and sale in the
Fund. The Fund may also invest in TBA Transactions. A TBA Transaction is a method of trading mortgage-backed securities. TBA Transactions generally are conducted in accordance with widely-accepted guidelines which establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA
Transaction, the buyer and the seller agree on general trade parameters such as agency, settlement date, par amount and price.

I. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by the Fund, if any, are distributed at least annually.

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               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
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Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal period ended October
31, 2019 was as follows:

Distributions paid from:
Ordinary income.................................   $      183,881
Capital gains...................................               --
Return of capital...............................               --

As of October 31, 2019, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income...................   $      240,987
Accumulated capital and other gain (loss).......               --
Net unrealized appreciation (depreciation)......          954,020

J. INCOME TAXES

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable year ending 2019 remains open to federal and state audit. As of October 31, 2019, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2019, the
Fund had no non-expiring capital loss carryforwards for federal income tax purposes.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal period ended October 31, 2019, the Fund had no net late year ordinary or capital losses.

In order to present paid-in capital and accumulated distributable earnings
(loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation
(depreciation) on investments) on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Fund. The results of operations and net assets were not affected by these adjustments. For the fiscal period ended October 31,
2019, the adjustments for the Fund were as follows:

                                ACCUMULATED
             ACCUMULATED        NET REALIZED
            NET INVESTMENT      GAIN (LOSS)
            INCOME (LOSS)      ON INVESTMENTS     PAID-IN CAPITAL
            --------------     --------------     ---------------
            $      (22,596)    $       10,349     $        12,247

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               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                                OCTOBER 31, 2019

K. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

L. NEW ACCOUNTING PRONOUNCEMENT

On August 28, 2018, the FASB issued Accounting Standards Update ("ASU") 2018-13,
"Disclosure Framework - Changes to the Disclosure Requirements for Fair Value
Measurement," which amends the fair value measurement disclosure requirements of
ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for fiscal years beginning after
December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU.
The Fund has early adopted ASU 2018-13 for these financial statements, which did not result in a material impact.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement between the Trust and the
Advisor, First Trust manages the investment of the Fund's assets and is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, pro rata share of fees and expenses attributable to investments in other investment companies ("acquired fund fees and expenses"), brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.65% of its average daily net assets.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee
Chairmen will rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

The cost of purchases of U.S. Government securities and non-U.S. Government securities, excluding short-term investments, for the fiscal period ended
October 31, 2019, were $20,182,819 and $948,183, respectively. The proceeds from sales and paydowns of U.S. Government securities and non-U.S. Government securities, excluding short-term investments, for the fiscal period ended
October 31, 2019, were $12,183,384 and $990,176, respectively.

For the fiscal period ended October 31, 2019, the Fund had no in-kind transactions.

                                                                         Page 21


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                                OCTOBER 31, 2019

                           5. DERIVATIVE TRANSACTIONS

The following table presents the types of derivatives held by the Fund at
October 31, 2019, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.


                                     ASSET DERIVATIVES                       LIABILITY DERIVATIVES
                          ----------------------------------------   --------------------------------------
DERIVATIVE    RISK          STATEMENT OF ASSETS AND                   STATEMENT OF ASSETS AND
INSTRUMENTS   EXPOSURE        LIABILITIES LOCATION        VALUE         LIABILITIES LOCATION       VALUE
-----------   ---------   ----------------------------  ----------   --------------------------  ----------
Futures       Interest    Unrealized appreciation                    Unrealized depreciation
              rate risk   on futures contracts*         $    9,703   on futures contracts*       $       --


* Includes cumulative appreciation/depreciation on futures contracts as reported in the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the fiscal period ended October 31, 2019, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.


STATEMENT OF OPERATIONS LOCATION                               INTEREST RATE RISK
----------------------------------------------------------------------------------
Net realized gain (loss) on:
Futures contracts                                                    $ 9,708
Purchased options contracts                                              134
Written options contracts                                                866
Net change in unrealized appreciation (depreciation) on:
Futures contracts                                                      9,703


For the fiscal period ended October 31, 2019, the notional value of futures contracts opened and closed were $17,687,592 and $16,184,092, respectively.

During the fiscal period ended October 31, 2019, the premiums for purchased options contracts opened were $910 and the premiums for purchased options contracts closed, exercised and expired were $910.

During the fiscal period ended October 31, 2019, the premiums for written options contracts opened were $866 and the premiums for written options contracts closed, exercised and expired were $866.

The Fund does not have the right to offset financial assets and financial liabilities related to futures and options contracts on the Statement of Assets and Liabilities.

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker dealers or large institutional investors that have entered into a participation agreement (an
"Authorized Participant"). Due to the nature of the Fund's investments, the
Fund's Creation Units are generally issued and redeemed for cash, although
Creation Units may be issued in-kind for securities in which the Fund invests in limited circumstances. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a creation transaction fee (the "Creation
Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and/or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share times the number of shares in a Creation
Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When Creation
Units are issued for cash, the Authorized Participant may also be assessed an amount to cover the cost of purchasing portfolio securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such securities. Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a standard redemption transaction fee (the
"Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and/or the countries in which the transactions are settled. When shares are redeemed for cash, the Authorized Participant may also be assessed an amount to cover other costs, including operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to portfolio securities sold in connection with the redemption.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                                OCTOBER 31, 2019

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2020.

                               8. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events, requiring recognition or disclosure in the financial statements that have not already been disclosed.

                                                                         Page 23


--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF FIRST TRUST EXCHANGE-TRADED
FUND IV:

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statement of assets and liabilities of First
Trust Long Duration Opportunities ETF (the "Fund"), a series of the First Trust
Exchange-Traded Fund IV, including the portfolio of investments, as of October
31, 2019, the related statement of operations, changes in net assets, and the financial highlights for the period from January 22, 2019 (commencement of operations) through October 31, 2019, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2019, and the results of its operations, changes in its net assets, and the financial highlights for the period from January 22, 2019 (commencement of operations)
through October 31, 2019, in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2019, by correspondence with the custodian and brokers; when replies were not received from and brokers, we performed other auditing procedures. We believe that our audit provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Chicago, Illinois
December 23, 2019

We have served as the auditor of one or more First Trust investment companies since 2001.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                          OCTOBER 31, 2019 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                            FEDERAL TAX INFORMATION

Distributions paid to foreign shareholders during the Fund's fiscal period ended
October 31, 2019, that were properly designated by the Fund as "interest-related dividends" or "short-term capital gain dividends," may not be subject to federal income tax provided that the income was earned directly by such foreign shareholders.

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the period ended October 31, 2019, none qualify for the corporate dividends received deduction available to corporate shareholders or as qualified dividend income.

For the tax year ended October 31, 2019, First Trust Long Duration Opportunities
ETF designated $12,247, or amounts necessary, as long-term capital gain. During the tax year, Fund shareholders redeemed amounts in excess of our long-term capital gain and of these proceeds, $12,247, or amounts necessary, represents long-term capital gain from the Fund.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

                                                                         Page 25


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                          OCTOBER 31, 2019 (UNAUDITED)

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                          OCTOBER 31, 2019 (UNAUDITED)

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S.
securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

VALUATION RISK. Unlike publicly traded securities that trade on national securities exchanges, there is no central place or exchange for trading most debt securities. Debt securities generally trade on an "over-the-counter"
market. Due to the lack of centralized information and trading, and variations in lot sizes of certain debt securities, the valuation of debt securities may carry more uncertainty and risk than that of publicly traded securities.
Accordingly, determinations of the fair value of debt securities may be based on infrequent and dated information. Also, because the available information is less reliable and more subjective, elements of judgment may play a greater role in valuation of debt securities than for other types of securities.

            NOT FDIC INSURED   NOT BANK GUARANTEED   MAY LOSE VALUE

                                                                         Page 27


--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                          OCTOBER 31, 2019 (UNAUDITED)

The following tables identify the Trustees and Officers of the Trust. Unless otherwise indicated, the address of all persons is 120 East Liberty Drive, Suite
400, Wheaton, IL 60187.

The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.


                                                                                                   NUMBER OF            OTHER
                                                                                                 PORTFOLIOS IN     TRUSTEESHIPS OR
                                                                                                THE FIRST TRUST     DIRECTORSHIPS
           NAME,               TERM OF OFFICE AND                                                FUND COMPLEX      HELD BY TRUSTEE
     YEAR OF BIRTH AND         YEAR FIRST ELECTED            PRINCIPAL OCCUPATIONS                OVERSEEN BY        DURING PAST
   POSITION WITH THE FUND         OR APPOINTED                DURING PAST 5 YEARS                   TRUSTEE            5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee   o Indefinite Term   Physician, Officer, Wheaton Orthopedics;           162         None
(1951)                                             Limited Partner, Gundersen Real Estate
                               o Since Inception   Limited Partnership (June 1992 to
                                                   December 2016); Member, Sportsmed LLC
                                                   (April 2007 to November 2015)

Thomas R. Kadlec, Trustee      o Indefinite Term   President, ADM Investors Services, Inc.            162         Director of ADM
(1957)                                             (Futures Commission Merchant)                                  Investor Services,
                               o Since Inception                                                                  Inc., ADM
                                                                                                                  Investor Services
                                                                                                                  International,
                                                                                                                  Futures Industry
                                                                                                                  Association, and
                                                                                                                  National Futures
                                                                                                                  Association

Robert F. Keith, Trustee       o Indefinite Term   President, Hibs Enterprises (Financial and         162         Director of Trust
(1956)                                             Management Consulting)                                         Company of
                               o Since Inception                                                                  Illinois

Niel B. Nielson, Trustee       o Indefinite Term   Senior Advisor (August 2018 to Present),           162         None
(1954)                                             Managing Director and Chief Operating
                               o Since Inception   Officer (January 2015 to August 2018),
                                                   Pelita Harapan Educational Foundation
                                                   (Educational Product  and  Services);
                                                   President and Chief Executive Officer
                                                   (June 2012 to September 2014), Servant
                                                   Interactive LLC (Educational Products
                                                   and Services); President and Chief
                                                   Executive Officer (June 2012 to September
                                                   2014), Dew Learning LLC (Educational
                                                   Products and Services)

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James A. Bowen(1), Trustee,    o Indefinite Term   Chief Executive Officer, First Trust               162         None
Chairman of the Board                              Advisors L.P. and First Trust Portfolios
(1955)                         o Since Inception   L.P.; Chairman of the Board of Directors,
                                                   BondWave LLC (Software Development
                                                   Company) and Stonebridge Advisors LLC
                                                   (Investment Advisor)


-----------------------------

(1)   Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P.,
      investment advisor of the Trust.


--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                          OCTOBER 31, 2019 (UNAUDITED)


     NAME AND             POSITION AND OFFICES         TERM OF OFFICE AND                     PRINCIPAL OCCUPATIONS
   YEAR OF BIRTH               WITH TRUST              LENGTH OF SERVICE                       DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS(2)
------------------------------------------------------------------------------------------------------------------------------------
James M. Dykas        President and Chief Executive   o Indefinite Term      Managing Director and Chief Financial Officer
(1966)                Officer                                                (January 2016 to Present), Controller (January 2011
                                                      o Since January 2016   to January 2016), Senior Vice President (April 2007
                                                                             to January 2016), First Trust Advisors L.P. and First
                                                                             Trust Portfolios L.P.; Chief Financial Officer
                                                                             (January 2016 to Present), BondWave LLC
                                                                             (Software Development Company) and Stonebridge
                                                                             Advisors LLC (Investment Advisor)

Donald P. Swade       Treasurer, Chief Financial      o Indefinite Term      Senior Vice President (July 2016 to Present), Vice
(1972)                Officer and Chief                                      President (April 2012 to July 2016), First Trust
                      Accounting Officer              o Since January 2016   Advisors L.P. and First Trust Portfolios L.P.

W. Scott Jardine      Secretary and Chief             o Indefinite Term      General Counsel, First Trust Advisors L.P. and First
(1960)                Legal Officer                                          Trust Portfolios L.P.; Secretary and General
                                                      o Since Inception      Counsel, BondWave LLC; Secretary, Stonebridge
                                                                             Advisors LLC

Daniel J. Lindquist   Vice President                  o Indefinite Term      Managing Director, First Trust Advisors L.P. and
(1970)                                                                       First Trust Portfolios L.P.
                                                      o Since Inception

Kristi A. Maher       Chief Compliance Officer        o Indefinite Term      Deputy General Counsel, First Trust Advisors L.P.
(1966)                and Assistant Secretary                                and First Trust Portfolios L.P.
                                                      o Since Inception

Roger F. Testin       Vice President                  o Indefinite Term      Senior Vice President, First Trust Advisors L.P.
(1966)                                                                       and First Trust Portfolios L.P.
                                                      o Since Inception

Stan Ueland           Vice President                  o Indefinite Term      Senior Vice President, First Trust Advisors L.P.
(1970)                                                                       and First Trust Portfolios L.P.
                                                      o Since Inception



-----------------------------

(2)   The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

                                                                         Page 29

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PRIVACY POLICY
--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                          OCTOBER 31, 2019 (UNAUDITED)

                                 PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

      o     Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews,
            applications, agreements or other forms;

      o     Information about your transactions with us, our affiliates or others;

      o     Information we receive from your inquiries by mail, e-mail or telephone; and

      o     Information we collect on our website through the use of "cookies".
            For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o     In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o     We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.

USE OF WEBSITE ANALYTICS

We currently use third party analytics tools, Google Analytics and AddThis, to gather information for purposes of improving First Trust's website and marketing our products and services to you. These tools employ cookies, which are small pieces of text stored in a file by your web browser and sent to websites that you visit, to collect information, track website usage and viewing trends such as the number of hits, pages visited, videos and PDFs viewed and the length of user sessions in order to evaluate website performance and enhance navigation of the website. We may also collect other anonymous information, which is generally limited to technical and web navigation information such as the IP address of your device, internet browser type and operating system for purposes of analyzing the data to make First Trust's website better and more useful to our users. The information collected does not include any personal identifiable information such as your name, address, phone number or email address unless you provide that information through the website for us to contact you in order to answer your questions or respond to your requests. To find out how to opt-out of these services click on: Google Analytics and AddThis.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually.
We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at
1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust
Advisors).

March 2019

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

FIRST TRUST

First Trust Exchange-Traded Fund IV

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603


[BLANK BACK COVER]


Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant, during the period covered by this report, has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s Board of Trustees has determined that Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $288,700 for the fiscal year ended October 31, 2018 and $306,200 for the fiscal year ended October 31, 2019.

(b)	Audit-Related Fees (Registrant) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended October 31, 2018 and $0 for the fiscal year ended October 31, 2019.

Audit-Related Fees (Investment Adviser) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended October 31, 2018 and $0 for the fiscal year ended October 31, 2019.

Audit-Related Fees (Distributor) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended October 31, 2018 and $0 for the fiscal year ended October 31, 2019.

(c)	Tax Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for tax return review and debt instrument tax analysis and reporting were $151,254 for the fiscal year ended October 31, 2018 and $169,630 for the fiscal year ended October 31, 2019.

Tax Fees (Investment Adviser) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant’s adviser and distributor were $0 for the fiscal year ended October 31, 2018 and $0 for the fiscal year ended October 31, 2019.

Tax Fees (Distributor) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant’s distributor were $0 for the fiscal year ended October 31, 2018 and $0 for the fiscal year ended October 31, 2019.

(d)	All Other Fees (Registrant) -- The aggregate fees billed for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended October 31, 2018 and $0 for the fiscal year ended October 31, 2019.

All Other Fees (Investment Adviser) -- The aggregate fees billed for products and services provided by the principal accountant to the registrant’s investment adviser, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended October 31, 2018 and $0 for the fiscal year ended October 31, 2019.

All Other Fees (Distributor) -- The aggregate fees billed for products and services provided by the principal accountant to the registrant’s distributor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended October 31, 2018 and $8 for the fiscal year ended October 31, 2019.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the “Committee”) is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

The Committee is also responsible for the pre-approval of the independent auditor’s engagements for non-audit services with the registrant’s adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the registrant’s adviser (other than any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor’s independence.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) for the registrant and the registrant’s investment adviser and distributor of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(C) or paragraph(C)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

Registrant: Adviser and Distributor:

(b) 0% (b) 0%

(c) 0% (c) 0%

(d) 0% (d) 0%

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal year ended October 31, 2018 were $151,254 for the registrant, $48,190 for the registrant’s investment adviser and $80,310 for the registrant’s distributor; and for the fiscal year ended October 31, 2019 were $169,630 for the registrant, $28,500 for the registrant’s investment adviser and $34,400 for the registrant’s distributor.

(h)	The registrant’s audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Items 5. Audit Committee of Listed Registrants.

The registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee of the registrant is comprised of: Richard E. Erickson, Thomas R. Kadlec, Robert F. Keith and Niel B. Nielson.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407 (c) (2) (iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22 (b) (15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).
(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund IV
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	January 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	January 6, 2020
By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	January 6, 2020

* Print the name and title of each signing officer under his or her signature.